UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company
1 Iron Street, Boston, MA	02210
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2015

Date of reporting period: October 31, 2014

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® AGGRESSIVE ALLOCATION ETF

October 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

DOMESTIC EQUITY — 53.19%
iShares Core S&P 500 ETF[a]	436,010	$88,505,670
iShares Core S&P Mid-Cap ETF[a]	363,832	51,511,334
iShares Core S&P Small-Cap ETF[a]	117,388	13,089,936

		153,106,940
DOMESTIC FIXED INCOME — 14.38%
iShares Core U.S. Aggregate Bond ETF[a]	230,142	25,334,031
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	81,840	7,572,655
iShares Short Treasury Bond ETF[a,b]	33,465	3,690,186
iShares TIPS Bond ETF[a]	42,305	4,783,849

		41,380,721
DOMESTIC REAL ESTATE — 4.05%
iShares Cohen & Steers REIT ETF[a,b]	124,350	11,646,621

		11,646,621
INTERNATIONAL EQUITY — 28.34%
iShares MSCI EAFE ETF[a,b]	924,789	59,140,257
iShares MSCI Emerging Markets ETF[a]	532,347	22,438,426

		81,578,683

TOTAL INVESTMENT COMPANIES (Cost: $248,976,658)		287,712,965

SHORT-TERM INVESTMENTS — 11.58%

MONEY MARKET FUNDS — 11.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	31,381,432	31,381,432
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	1,815,052	1,815,052

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	135,612	$135,612

		33,332,096

TOTAL SHORT-TERM INVESTMENTS (Cost: $33,332,096)		33,332,096

TOTAL INVESTMENTS IN SECURITIES — 111.54% (Cost: $282,308,754)		321,045,061
Other Assets, Less Liabilities — (11.54)%		(33,210,593)

NET ASSETS — 100.00%		$287,834,468

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

1

Schedule of Investments (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.86%

AUTOMOBILES — 3.20%
Brilliance China Automotive Holdings Ltd.	22,314,000	$38,555,756
BYD Co. Ltd. Class Ha	5,586,000	35,438,312
Dongfeng Motor Group Co. Ltd. Class H	23,842,000	36,830,406
Great Wall Motor Co. Ltd. Class H	16,687,000	73,158,397

		183,982,871
BEVERAGES — 0.40%
Tsingtao Brewery Co. Ltd. Class H	3,102,000	22,919,409

		22,919,409
CAPITAL MARKETS — 1.20%
China Cinda Asset Management Co. Ltd.[b]	25,931,000	12,271,350
CITIC Securities Co. Ltd. Class H	14,274,500	35,597,899
Haitong Securities Co. Ltd. Class H	12,129,600	20,802,001

		68,671,250
COMMERCIAL BANKS — 31.06%
Agricultural Bank of China Ltd. Class H	361,240,000	167,689,292
Bank of China Ltd. Class H	683,114,000	326,794,014
Bank of Communications Co. Ltd. Class H	130,045,200	97,426,580
China CITIC Bank Corp. Ltd. Class H	122,571,000	79,815,292
China Construction Bank Corp. Class H	617,639,320	460,330,523
China Everbright Bank Co. Ltd.	26,795,000	13,129,384
China Merchants Bank Co. Ltd. Class H	74,139,438	137,281,092
China Minsheng Banking Corp. Ltd. Class H	98,533,500	98,721,541
Industrial and Commercial Bank of China Ltd. Class H	608,628,995	402,602,995

		1,783,790,713
COMPUTERS & PERIPHERALS — 1.26%
Lenovo Group Ltd.[a]	49,284,000	72,573,664

		72,573,664
CONSTRUCTION & ENGINEERING — 1.10%
China Communications Construction Co. Ltd. Class H	36,049,000	27,657,772
China Railway Construction Corp. Ltd. Class H	15,352,500	16,114,265
China Railway Group Ltd. Class H	31,113,000	19,176,828

		62,948,865
CONSTRUCTION MATERIALS — 1.10%
Anhui Conch Cement Co. Ltd. Class Ha	19,308,500	63,239,620

		63,239,620
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.80%
China Telecom Corp. Ltd. Class H	261,396,000	166,507,149
China Unicom (Hong Kong) Ltd.	72,670,000	109,259,877

		275,767,026

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.54%
China Oilfield Services Ltd. Class H	14,744,000	$30,761,028

		30,761,028
GAS UTILITIES — 0.39%
China Gas Holdings Ltd.	12,498,000	22,368,506

		22,368,506
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.83%
China Longyuan Power Group Corp. Ltd. Class H	27,483,000	29,342,794
China Resources Power Holdings Co. Ltd.	15,478,000	45,005,790
Huaneng Power International Inc. Class H	24,900,000	30,566,330

		104,914,914
INDUSTRIAL CONGLOMERATES — 0.60%
Beijing Enterprises Holdings Ltd.	4,240,500	34,612,086

		34,612,086
INSURANCE — 12.28%
China Life Insurance Co. Ltd. Class H	77,605,000	232,158,552
China Pacific Insurance (Group) Co. Ltd. Class H	35,855,200	134,077,883
New China Life Insurance Co. Ltd. Class H	5,796,400	21,675,212
People’s Insurance Co. Group of China Ltd. Class H	61,695,000	26,650,280
PICC Property and Casualty Co. Ltd. Class H	48,334,000	88,625,629
Ping An Insurance (Group) Co. of China Ltd. Class H	24,722,500	201,950,997

		705,138,553
INTERNET SOFTWARE & SERVICES — 9.57%
Tencent Holdings Ltd.	34,490,300	549,695,827

		549,695,827
MACHINERY — 0.27%
CSR Corp Ltd. Class H	15,300,000	15,565,943

		15,565,943
OIL, GAS & CONSUMABLE FUELS — 14.91%
China Coal Energy Co. Class Ha	33,456,000	20,491,541
China Petroleum & Chemical Corp. Class H	237,944,600	206,182,653
China Shenhua Energy Co. Ltd. Class H	53,241,500	150,006,032
CNOOC Ltd.	136,662,000	214,635,749
Kunlun Energy Co. Ltd.	22,880,000	30,328,863
PetroChina Co. Ltd. Class H	187,324,000	234,541,474

		856,186,312
PERSONAL PRODUCTS — 1.09%
Hengan International Group Co. Ltd.	5,954,500	62,768,256

		62,768,256
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.10%
China Overseas Land & Investment Ltd.	61,758,000	179,177,197
China Resources Land Ltd.	15,182,000	36,099,144

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

October 31, 2014

Security	Shares	Value

China Vanke Co. Ltd.[a,b]	10,712,300	$19,973,677

		235,250,018
SPECIALTY RETAIL — 0.94%
Belle International Holdings Ltd.	42,589,000	54,202,784

		54,202,784
WIRELESS TELECOMMUNICATION SERVICES — 9.22%
China Mobile Ltd.	42,539,000	529,324,002

		529,324,002

TOTAL COMMON STOCKS (Cost: $5,675,527,515)		5,734,681,647

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	72,934,873	72,934,873
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	4,218,436	4,218,436
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	462,445	462,445

		77,615,754

TOTAL SHORT-TERM INVESTMENTS (Cost: $77,615,754)		77,615,754

TOTAL INVESTMENTS IN SECURITIES — 101.21% (Cost: $5,753,143,269)		5,812,297,401
Other Assets, Less Liabilities — (1.21)%		(69,326,452)

NET ASSETS — 100.00%		$5,742,970,949

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of October 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Hang Seng Index	84	Nov. 2014	Hong Kong Futures	$5,818,109	$204,087

See accompanying notes to schedules of investments.

3

Schedule of Investments  (Unaudited)

iSHARES® CONSERVATIVE ALLOCATION ETF

October 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 21.19%
iShares Core S&P 500 ETF[a]	145,880	$29,612,181
iShares Core S&P Mid-Cap ETF[a]	27,154	3,844,463
iShares Core S&P Small-Cap ETF[a]	70,454	7,856,326

		41,312,970
DOMESTIC FIXED INCOME — 65.50%
iShares Core U.S. Aggregate Bond ETF[a]	608,709	67,006,687
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	137,244	12,699,187
iShares Short Treasury Bond ETF[a,b]	343,101	37,833,747
iShares TIPS Bond ETF[a,b]	89,520	10,122,922

		127,662,543
INTERNATIONAL EQUITY — 13.25%
iShares MSCI EAFE ETF[a]	353,592	22,612,208
iShares MSCI Emerging Markets ETF[a]	76,263	3,214,486

		25,826,694

TOTAL INVESTMENT COMPANIES (Cost: $184,746,770)		194,802,207

SHORT-TERM INVESTMENTS — 12.58%

MONEY MARKET FUNDS — 12.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	23,073,785	23,073,785
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	1,334,551	1,334,551
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	103,696	103,696

		24,512,032

TOTAL SHORT-TERM INVESTMENTS (Cost: $24,512,032)		24,512,032

TOTAL INVESTMENTS IN SECURITIES — 112.52% (Cost: $209,258,802)		219,314,239
Other Assets, Less Liabilities — (12.52)%		(24,397,711)

NET ASSETS — 100.00%		$194,916,528

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

4

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.75%

AUSTRALIA — 7.84%
Abacus Property Group	70,065	$166,285
Adelaide Brighton Ltd.	102,836	303,720
AGL Energy Ltd.	127,839	1,527,115
Ainsworth Game Technology Ltd.	31,594	84,147
ALS Ltd.	79,235	392,116
Alumina Ltd.[a]	496,293	711,074
Amcor Ltd.	229,142	2,360,594
AMP Ltd.	566,177	2,911,368
Ansell Ltd.	29,126	509,219
APA Group	160,264	1,108,663
APN News & Media Ltd.[a]	150,906	99,485
Aquarius Platinum Ltd.[a,b]	297,072	79,644
ARB Corp. Ltd.[b]	15,346	176,977
Ardent Leisure Group	91,779	252,509
Aristocrat Leisure Ltd.	98,593	555,512
Asciano Ltd.	193,855	1,068,399
ASX Ltd.	36,126	1,142,854
Aurizon Holdings Ltd.	401,895	1,653,284
AusNet Services	343,653	415,348
Australia and New Zealand Banking Group Ltd.	522,959	15,399,318
Australian Agricultural Co. Ltd.[a]	95,122	117,057
Automotive Holdings Group	54,849	183,689
Aveo Group	78,910	143,579
AWE Ltd.[a,b]	107,370	165,162
Bank of Queensland Ltd.	68,184	755,765
Beach Energy Ltd.	278,457	285,150
Bendigo and Adelaide Bank Ltd.	78,961	862,032
BHP Billiton Ltd.	613,704	18,319,587
BlueScope Steel Ltd.[a]	112,188	517,720
Boral Ltd.	154,988	675,723
Bradken Ltd.	40,181	136,332
Brambles Ltd.	296,899	2,487,085
BWP Trust	109,712	243,021
Cabcharge Australia Ltd.	30,110	130,745
Caltex Australia Ltd.	25,797	703,850
Cardno Ltd.	36,639	178,742
carsales.com Ltd.	45,871	429,011
CFS Retail Property Trust Group	384,489	709,729
Challenger Ltd.	108,860	663,118
Charter Hall Group	58,310	223,982
Charter Hall Retail REIT	61,125	218,677
Coca-Cola Amatil Ltd.	109,026	876,880
Cochlear Ltd.	11,011	710,995
Commonwealth Bank of Australia	308,250	21,806,205
Computershare Ltd.	89,849	969,051
Cromwell Group	249,841	217,414
Crown Resorts Ltd.	72,283	919,377
CSL Ltd.	92,377	6,511,381
CSR Ltd.	106,810	323,907
Decmil Group Ltd.	49,071	76,777
Dexus Property Group	1,041,584	1,107,819
Domino’s Pizza Enterprises Ltd.	13,602	323,773
Downer EDI Ltd.	90,366	376,506
Drillsearch Energy Ltd.[a,b]	101,556	104,890
DUET Group	257,580	556,976
DuluxGroup Ltd.	78,744	370,306

Security	Shares	Value

Echo Entertainment Group Ltd.	158,356	$528,941
Energy Resources of Australia Ltd.[a,b]	47,690	53,867
Energy World Corp. Ltd.[a]	233,933	71,970
Fairfax Media Ltd.	400,438	286,868
Federation Centres	270,218	646,059
FlexiGroup Ltd.	71,514	225,042
Flight Centre Travel Group Ltd.	11,449	421,869
Fortescue Metals Group Ltd.	302,158	929,589
G.U.D Holdings Ltd.	24,440	153,817
G8 Education Ltd.	52,499	230,272
Goodman Fielder Ltd.	351,462	197,719
Goodman Group	325,689	1,585,995
GPT Group (The)	314,127	1,137,605
GrainCorp Ltd. Class A	42,071	323,948
GWA Group Ltd.	63,674	152,797
Harvey Norman Holdings Ltd.	106,387	355,354
Hills Ltd.	56,762	66,608
Horizon Oil Ltd.[a]	359,473	93,213
iiNET Ltd.	30,797	216,565
Iluka Resources Ltd.	83,487	528,373
Incitec Pivot Ltd.	329,694	843,321
Independence Group NL	51,917	207,183
Insurance Australia Group Ltd.	446,564	2,559,295
Investa Office Fund	113,841	356,236
Invocare Ltd.	25,037	266,511
IOOF Holdings Ltd.	47,115	373,969
Iress Ltd.	32,904	285,466
Jacana Minerals Ltd.	6,358	1,304
James Hardie Industries SE	87,121	920,484
JB Hi-Fi Ltd.[b]	21,603	296,419
Karoon Gas Australia Ltd.[a,b]	49,848	129,258
Leighton Holdings Ltd.	20,013	386,308
Lend Lease Group	106,813	1,470,296
M2 Group Ltd.[b]	36,222	249,937
Macquarie Atlas Roads Group	88,962	236,939
Macquarie Group Ltd.	55,362	2,976,729
Magellan Financial Group Ltd.	21,664	255,743
Mayne Pharma Group Ltd.[a]	124,224	82,987
McMillan Shakespeare Ltd.	14,453	135,554
Mermaid Marine Australia Ltd.	104,118	170,227
Metcash Ltd.	192,326	478,425
Mineral Resources Ltd.	35,044	261,831
Mirvac Group	696,626	1,099,140
Monadelphous Group Ltd.[b]	18,105	199,247
Mount Gibson Iron Ltd.	172,044	68,052
Myer Holdings Ltd.[b]	137,627	234,690
National Australia Bank Ltd.	446,274	13,725,702
Navitas Ltd.	46,085	213,886
Newcrest Mining Ltd.[a]	148,199	1,214,088
Nine Entertainment Co. Holdings Ltd.	100,543	182,057
Northern Star Resources Ltd.	114,519	110,728
Nufarm Ltd.	42,443	184,672
Orica Ltd.	72,751	1,317,332
Origin Energy Ltd.	211,663	2,654,960
Orora Ltd.	242,193	369,360
OZ Minerals Ltd.	62,922	214,044
Pacific Brands Ltd.	303,669	125,455
PanAust Ltd.	106,907	160,691
Perpetual Ltd.	9,721	396,904
Platinum Asset Management Ltd.	47,788	275,977
Premier Investments Ltd.	20,236	190,504
Primary Health Care Ltd.	105,735	432,176
Programmed Maintenance Services Ltd.	49,783	112,899
Qantas Airways Ltd.[a]	210,065	310,207

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

QBE Insurance Group Ltd.	255,750	$2,591,994
Qube Logistics Holdings Ltd.	128,892	277,575
Ramsay Health Care Ltd.	25,724	1,181,220
REA Group Ltd.	10,985	436,443
Recall Holdings Ltd.	63,203	321,111
Regis Resources Ltd.[b]	79,346	96,248
Retail Food Group Ltd.	25,976	127,179
Rio Tinto Ltd.	83,696	4,444,292
Roc Oil Co. Ltd.[a]	166,335	100,884
SAI Global Ltd.	53,195	189,839
Sandfire Resources NL	28,444	140,263
Santos Ltd.	183,236	2,077,732
Scentre Group[a]	1,015,880	3,161,074
Seek Ltd.	62,771	914,262
Senex Energy Ltd.[a,b]	218,634	102,816
Seven West Media Ltd.	164,232	247,577
Shopping Centres Australasia Property Group	149,708	238,184
Sigma Pharmaceuticals Ltd.	246,677	168,043
Sims Metal Management Ltd.[b]	36,475	357,166
Sirius Resources NLa,b	52,794	143,858
Sirtex Medical Ltd.	12,339	281,887
Skilled Group Ltd.	62,763	126,888
Slater & Gordon Ltd.	34,058	182,915
SMS Management & Technology Ltd.	40,383	139,147
Sonic Healthcare Ltd.	72,827	1,195,799
Southern Cross Media Group Ltd.	157,982	136,089
Spark Infrastructure Group	287,327	479,865
Steadfast Group Ltd.	139,814	181,272
Stockland	435,612	1,623,509
STW Communications Group Ltd.	127,560	126,702
Suncorp Group Ltd.	243,637	3,137,400
Sundance Energy Australia Ltd.[a,b]	111,719	114,404
Super Retail Group Ltd.	33,781	217,653
Sydney Airport	206,178	799,227
Syrah Resources Ltd.[a,b]	23,120	74,990
Tabcorp Holdings Ltd.	156,231	558,921
Tatts Group Ltd.	263,907	804,951
Telstra Corp. Ltd.	812,876	4,022,738
Ten Network Holdings Ltd.[a,b]	483,628	93,524
Tiger Resources Ltd.[a]	282,068	64,464
Toll Holdings Ltd.	133,950	666,420
Tox Free Solutions Ltd.	43,427	92,377
TPG Telecom Ltd.	56,465	360,334
Transfield Services Ltd.[a]	95,062	158,763
Transpacific Industries Group Ltd.	321,622	254,435
Transurban Group	336,972	2,408,094
Treasury Wine Estates Ltd.	126,452	516,854
UGL Ltd.[a]	35,454	216,902
Virtus Health Ltd.	20,257	132,654
Wesfarmers Ltd.	215,973	8,379,553
Western Areas NL	43,438	165,710
Westfield Corp.	382,237	2,661,013
Westpac Banking Corp.	591,488	18,082,753
Whitehaven Coal Ltd.[a,b]	155,408	206,955
Woodside Petroleum Ltd.	140,401	4,952,545
Woolworths Ltd.	238,891	7,559,470
WorleyParsons Ltd.	40,765	485,888

		218,244,133
AUSTRIA — 0.30%
AMAG Austria Metall AGc	1,352	43,322
ams AG	13,580	485,378
Andritz AG	14,068	678,946

Security	Shares	Value

BUWOG AGa	10,238	$188,945
CA Immobilien Anlagen AG	14,878	284,736
conwert Immobilien Invest SE	14,291	158,264
Erste Group Bank AG	53,549	1,362,630
EVN AG	6,983	88,365
Flughafen Wien AG	2,011	184,534
IMMOFINANZ AGa	189,234	571,864
Lenzing AGb	1,713	98,747
Mayr-Melnhof Karton AG	1,530	164,032
Oesterreichische Post AG	6,454	314,756
OMV AG	28,742	903,333
Palfinger AG	2,601	60,614
Raiffeisen International Bank Holding AG	23,005	490,567
RHI AG	4,098	104,973
S IMMO AG	14,752	113,577
Schoeller-Bleckmann Oilfield Equipment AG	2,392	206,309
Semperit AG Holding	2,454	121,386
UNIQA Insurance Group AG	23,662	263,436
Vienna Insurance Group AG	7,448	357,960
Voestalpine AG	21,062	843,247
Wienerberger AG	22,825	275,965
Zumtobel Group AG	5,716	100,728

		8,466,614
BELGIUM — 1.27%
Ablynx NVa	14,441	144,564
Ackermans & van Haaren NV	4,609	574,517
Ageas	42,118	1,406,048
Agfa-Gevaert NVa	42,517	107,179
Anheuser-Busch InBev NV	153,399	16,934,185
Arseus NV	6,612	264,265
Barco NV	2,182	160,749
Befimmo SA	4,072	313,761
Belgacom SA	28,829	1,087,569
bpost SA	12,021	297,532
Cofinimmo SA	3,129	363,179
Colruyt SA	13,367	608,689
Compagnie d’Entreprises CFE SA	1,604	173,393
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	19,425	1,326,642
Econocom Group SA/NV	15,723	101,550
Elia System Operator SA	5,687	281,875
Euronav SAa	16,379	173,405
EVS Broadcast Equipment SA	4,048	131,003
Galapagos NVa	10,043	140,173
GIMV NV	3,973	180,444
Groupe Bruxelles Lambert SA	15,123	1,350,018
KBC Ancora SCA[a]	7,320	211,718
KBC Groep NVa	48,551	2,600,464
Kinepolis Group NV	4,109	164,484
Melexis NV	4,859	221,567
Mobistar SAa	7,973	170,818
NV Bekaert SA	7,488	235,012
Nyrstar NVa	55,149	185,869
SA D’Ieteren NV	3,663	132,564
Solvay SA	11,185	1,523,288
Telenet Group Holding NVa	9,795	553,781
Tessenderlo Chemie NVa	5,431	140,717
ThromboGenics NVa,b	7,427	65,295
UCB SA	24,152	1,948,445
Umicore SA	20,241	792,245
Viohalco SAa,b	10,928	35,229
Warehouses De Pauw SCA	3,013	215,137

		35,317,373

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

CHINA — 0.00%
Hopewell Highway Infrastructure Ltd.	4,450	$2,146

		2,146
DENMARK — 1.59%
A.P. Moeller-Maersk A/S Class A	749	1,700,768
A.P. Moeller-Maersk A/S Class B	1,350	3,145,004
ALK-Abello A/S	1,322	148,871
Alm. Brand A/Sa	19,761	107,772
Auriga Industries A/S Class Ba	3,032	156,427
Bang & Olufsen A/S Class Ba,b	11,085	85,831
Bavarian Nordic A/Sa	7,369	228,233
Carlsberg A/S Class B	20,025	1,762,892
Christian Hansen Holding A/S	19,480	783,679
Coloplast A/S Class B	21,365	1,859,280
D/S Norden A/Sb	6,069	159,365
Danske Bank A/S	124,662	3,418,272
DSV A/S	34,004	1,016,540
FLSmidth & Co. A/Sb	9,588	434,142
Genmab A/Sa,b	8,661	377,443
GN Store Nord A/S	31,838	740,637
Jyske Bank A/S Registered[a]	13,764	741,389
Matas A/S	7,171	157,522
NKT Holding A/S	5,027	260,537
Novo Nordisk A/S Class B	382,987	17,322,203
Novozymes A/S Class B	45,852	2,126,333
Pandora A/S	22,170	1,865,895
Rockwool International A/S Class B	1,279	186,117
Royal Unibrew A/Sa	1,792	292,591
Schouw & Co. A/S	2,492	110,320
SimCorp A/S	8,605	259,272
Solar Holdings A/S Class B	1,569	72,628
Spar Nord Bank AS	21,046	212,555
Sydbank A/Sa	13,910	441,123
TDC A/S	152,519	1,163,240
Topdanmark A/Sa,b	18,009	572,932
TrygVesta A/S	3,913	422,860
United International Enterprises Ltd.	533	94,921
Vestas Wind Systems A/Sa	43,062	1,440,993
William Demant Holding A/Sa	4,175	316,313

		44,184,900
FINLAND — 0.95%
Amer Sports OYJ Class A	21,963	420,192
Cargotec Corp. OYJ Class Bb	7,414	223,122
Caverion Corp.	20,691	166,171
Citycon OYJ	49,004	158,405
Cramo OYJ	8,055	117,169
Elisa OYJ	26,532	727,999
Fortum OYJ	85,891	1,989,762
Huhtamaki OYJ	16,269	412,153
Kemira OYJ	17,825	230,029
Kesko OYJ Class B	12,161	460,448
Kone OYJ Class Bb	59,389	2,552,212
Konecranes OYJ[b]	8,966	250,620
Metsa Board OYJ Class B	32,052	142,962
Metso OYJ	21,543	702,582
Neste Oil OYJ[b]	24,301	525,206

Security	Shares	Value

Nokia OYJ	715,001	$5,966,195
Nokian Renkaat OYJ	21,732	612,358
Oriola-KD OYJ Class Ba	28,936	95,710
Orion OYJ Class B	19,120	648,953
Outokumpu OYJ[a,b]	35,966	203,049
Outotec OYJ[b]	32,757	216,493
PKC Group OYJ	5,729	114,702
Ramirent OYJ	14,664	116,849
Sampo OYJ Class A	84,966	4,063,347
Sanitec Corp.	14,294	183,015
Sanoma OYJ	16,520	94,962
Sponda OYJ	39,019	178,437
Stockmann OYJ Abp Class B	5,696	63,016
Stora Enso OYJ Class R	102,688	845,925
Technopolis OYJ	21,440	108,792
Tieto OYJ	10,383	262,909
UPM-Kymmene OYJ	100,882	1,595,106
Uponor OYJ	10,873	144,402
Valmet OYJ	26,321	278,001
Wartsila OYJ Abp	28,389	1,314,615
YIT OYJ[b]	21,407	142,687

		26,328,555
FRANCE — 8.81%
AB Science SAa,b	4,946	52,797
ABC Arbitrage	17,058	102,799
Accor SA	32,380	1,359,464
Aeroports de Paris	5,457	645,147
Airbus Group NV	113,121	6,746,317
Albioma SA	5,127	111,064
Alcatel-Lucent[a,b]	541,076	1,659,534
ALSTOM[a]	41,331	1,437,514
Altamir Amboise SCA	9,345	117,084
ALTEN	5,078	217,079
Altran Technologies SA	29,903	293,542
ANF Immobilier	2,043	56,313
Aperam[a]	10,127	290,875
APRIL SA	3,926	58,781
ArcelorMittal	193,760	2,534,435
Arkema SA	10,527	649,177
Assystem	3,784	76,330
Atos SA	15,041	1,038,164
AXA SA	345,509	7,969,475
Belvedere SAa	7,553	105,420
Beneteau SAa	8,410	124,335
BNP Paribas SA	201,137	12,635,513
Boiron SA	1,722	153,096
Bollore	1,032	488,751
Bonduelle SCA	2,787	70,186
BOURBON SAb	7,052	182,894
Bouygues SA	36,868	1,272,588
Bureau Veritas SA	41,947	1,036,918
Cap Gemini SA	27,453	1,804,408
Carrefour SA	117,666	3,445,294
Casino Guichard-Perrachon SA	10,360	1,061,508
CGG[a,b]	32,149	185,608
Christian Dior SA	10,134	1,792,166
Club Mediterranee SAa	4,503	126,884
CNP Assurances SA	31,622	590,723
Compagnie de Saint-Gobain	84,229	3,613,894
Compagnie Generale des Etablissements Michelin Class B	35,203	3,051,684
Compagnie Plastic Omnium SA	12,389	281,572
Credit Agricole SA	190,404	2,813,783

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Danone SA	110,299	$7,492,861
Dassault Systemes SA	23,666	1,499,458
Derichebourg	26,562	66,559
Edenred SA	38,518	1,066,529
Eiffage SA	7,832	415,912
Electricite de France SA	46,765	1,379,839
Eramet[a]	872	80,956
Essilor International SA	38,661	4,267,422
Esso SA Francaise[a]	1,037	40,186
Etablissements Maurel et Prom[a]	15,374	183,895
Euler Hermes Group	2,481	242,956
Eurazeo	7,544	504,258
Eurofins Scientific SE	1,880	474,977
Eutelsat Communications SA	29,154	944,590
Faiveley Transport SA	1,594	95,862
Faurecia	12,188	393,822
FFP[a]	1,333	80,767
Fonciere des Regions	4,964	455,882
GameLoft SAa	21,934	112,673
GDF Suez	276,020	6,693,454
Gecina SA	5,177	700,517
Genfit[a,b]	4,251	217,837
GL Events SA	2,545	50,763
Groupe Eurotunnel SA Registered	90,845	1,147,303
Groupe Fnac[a]	2,258	94,632
Havas SA	50,244	406,032
Icade	6,936	551,736
Iliad SA	5,013	1,095,998
Imerys SA	6,172	442,399
Ingenico SA	8,607	856,982
Ipsen SA	6,441	316,664
Ipsos SA	7,011	181,787
JCDecaux SA	12,692	420,921
Kering	14,316	2,761,328
Klepierre	18,649	806,104
Korian-Medica	7,555	273,274
L’Air Liquide SA	65,188	7,861,130
L’Oreal SA	47,436	7,435,017
Lafarge SA	35,483	2,458,898
Lagardere SCA	22,594	549,600
Legrand SA	50,139	2,697,455
LISI	3,944	98,878
LVMH Moet Hennessy Louis Vuitton SA	53,068	8,999,276
M6-Metropole Television	11,671	201,865
Mercialys	9,827	217,003
Mersen	3,464	83,329
Montupet[b]	1,525	118,213
MPI	19,661	82,029
Natixis SA	178,663	1,229,144
Naturex[b]	1,498	104,165
Neopost SA	6,684	464,025
Nexans SAa	5,681	173,281
Nexity	5,259	188,709
Numericable Group SAa,b	7,288	269,369
Orange	353,671	5,634,202
Orpea SA	6,664	406,028
Parrot SAa	3,249	61,630
Pernod Ricard SA	40,045	4,557,159
PSA Peugeot Citroen SAa	75,426	893,793
Publicis Groupe SA	34,330	2,377,277
Rallye SA	4,010	155,095
Remy Cointreau SA	5,043	358,694
Renault SA	36,463	2,705,893
Rexel SA	49,851	837,254

Security	Shares	Value

Rubis SCA	6,794	$399,478
Safran SA	51,623	3,266,263
Saft Groupe SA	6,078	180,479
Sanofi	226,568	20,909,654
Sartorius Stedim Biotech SA	857	156,229
Schneider Electric SE	99,123	7,809,146
SCOR SE	27,521	842,717
SEB SA	4,101	335,469
SES SA Class A FDR	58,844	2,031,142
Societe BIC SA	5,345	666,126
Societe Generale	137,338	6,610,101
Societe Television Francaise 1	22,950	341,167
Sodexo	17,957	1,729,447
Soitec SAa,b	41,972	104,122
Solocal Group[a,b]	194,569	119,450
Sopra Group SA	2,818	211,170
Stallergenes SA	1,456	91,302
STMicroelectronics NV	123,206	821,067
Suez Environnement SA	54,578	918,354
Technicolor SA Registered[a]	57,749	340,569
Technip SA	19,494	1,409,756
Teleperformance SA	10,862	683,989
Tessi SA	697	68,823
Thales SA	17,560	871,017
Total SA	408,767	24,285,886
Ubisoft Entertainment SAa	19,223	347,539
Unibail-Rodamco SE	18,356	4,701,990
Valeo SA	14,551	1,628,571
Vallourec SA	20,910	767,606
Veolia Environnement	79,772	1,332,785
Vicat SA	3,009	205,690
Vilmorin & Cie SA	835	83,746
Vinci SA	91,769	5,228,598
Virbac SA	765	171,039
Vivendi SA	228,686	5,579,992
Wendel	6,038	665,267
Zodiac Aerospace	35,571	1,084,536

		245,288,944
GERMANY — 7.82%
Aareal Bank AG	9,737	416,857
Adidas AG	40,139	2,919,344
ADVA Optical Networking SEa,b	22,918	82,122
AIXTRON SEa,b	21,615	262,988
Allianz SE Registered	87,030	13,815,359
Alstria Office REIT AG	16,125	199,889
Aurelius AG	5,211	180,980
Aurubis AG	6,635	345,737
Axel Springer SE	7,323	401,773
Balda AGb	14,291	49,060
BASF SE	175,574	15,451,167
Bauer AGa	3,401	52,625
Bayer AG Registered	157,882	22,441,593
Bayerische Motoren Werke AG	63,290	6,765,541
BayWa AG Registered	2,226	87,950
Bechtle AG	3,325	258,327
Beiersdorf AG	18,526	1,498,517
Bertrandt AG	1,055	137,799
Bijou Brigitte modische Accessoires AG	846	58,297
Bilfinger Berger SE	8,825	569,096
Borussia Dortmund GmbH & Co. KGaA	18,540	98,095
Brenntag AG	29,450	1,424,260
CANCOM SEb	3,141	128,234

8

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Carl Zeiss Meditec AG Bearer	6,115	$164,530
Celesio AG	9,464	311,851
Cewe Stiftung & Co. KGAA	1,651	108,536
Comdirect Bank AG	6,853	69,281
Commerzbank AGa	184,789	2,781,740
Continental AG	21,239	4,168,512
CTS Eventim AG & Co. KGaA	9,236	243,470
Daimler AG Registered	183,718	14,278,088
Deutsche Bank AG Registered	263,117	8,201,926
Deutsche Beteiligungs AG	4,497	122,997
Deutsche Boerse AG	36,941	2,522,908
Deutsche EuroShop AG	8,260	369,096
Deutsche Lufthansa AG Registered	44,383	655,612
Deutsche Post AG Registered	184,974	5,806,597
Deutsche Telekom AG Registered	593,185	8,933,285
Deutsche Wohnen AG Bearer	58,996	1,329,012
DEUTZ AG	22,101	99,298
Dialog Semiconductor PLC[a,b]	14,083	483,815
DIC Asset AG	9,081	76,412
DMG MORI SEIKI AG	12,425	317,028
Draegerwerk AG & Co. KGaA	585	48,374
Drillisch AGb	9,108	315,982
Duerr AG	5,115	358,048
E.ON SE	382,845	6,585,823
ElringKlinger AG	6,419	195,872
Evotec AGa,b	24,310	89,211
Fraport AG	6,370	393,622
Freenet AG	24,960	653,124
Fresenius Medical Care AG & Co. KGaA	41,136	3,015,050
Fresenius SE & Co. KGaA	72,097	3,708,061
GAGFAH SAa	42,213	788,041
GEA Group AG	34,935	1,606,143
Gerresheimer AG	6,368	353,805
Gerry Weber International AG	5,081	203,903
Gesco AG	975	86,097
Grammer AG	3,289	120,039
H&R AGa	7,577	65,029
Hamborner REIT AG	12,250	125,854
Hamburger Hafen und Logistik AG	5,058	110,679
Hannover Rueck SE Registered	11,259	937,935
HeidelbergCement AG	26,811	1,824,691
Heidelberger Druckmaschinen AGa,b	48,044	122,255
Henkel AG & Co. KGaA	22,053	2,003,467
Hochtief AG	4,187	309,455
Hugo Boss AG	6,047	801,950
Indus Holding AG	5,114	234,476
Infineon Technologies AG	214,297	2,078,403
Jenoptik AG	9,731	111,154
K+S AG Registered	33,099	923,324
Kabel Deutschland Holding AGa	4,172	564,527
KION Group AGb	4,136	150,382
Kloeckner & Co. SEa	19,699	231,285
Kontron AGa	13,921	80,441
Krones AG	2,779	266,115
KUKA AGb	5,888	369,960
KWS Saat AG	389	126,718
Lanxess AG	17,527	910,884
LEG Immobilien AG	10,385	716,276
LEONI AG	6,922	395,903
Linde AG	35,288	6,505,848
LPKF Laser & Electronics AGb	7,012	89,479
MAN SE	5,895	671,300
Merck KGaA	24,478	2,210,279
METRO AGa	31,111	990,846

Security	Shares	Value

MLP AG	15,288	$77,575
MorphoSys AGa	4,419	419,284
MTU Aero Engines Holding AG	9,829	860,432
Muenchener Rueckversicherungs-Gesellschaft AG Registered	33,331	6,550,123
Nemetschek AG	1,235	122,827
Nordex SEa,b	12,919	218,190
NORMA Group SE	6,492	303,432
Osram Licht AGa	17,319	606,704
Pfeiffer Vacuum Technology AG	2,084	161,989
ProSiebenSat.1 Media AG Registered	41,890	1,687,623
PSI AGa	4,896	68,090
QIAGEN NVa	45,320	1,064,368
Rational AG	626	195,844
Rheinmetall AG	7,889	338,531
Rhoen Klinikum AGb	16,165	481,620
RTL Group SA	7,510	700,615
RWE AG	94,129	3,332,822
SAF-Holland SA	10,462	130,711
Salzgitter AG	7,600	228,624
SAP SE	175,995	11,960,149
SGL Carbon SEa,b	7,726	119,450
Siemens AG Registered	151,226	17,035,349
Sixt SE	2,947	95,095
Software AG	11,997	301,297
Stada Arzneimittel AG	11,855	456,660
STRATEC Biomedical AG	1,346	71,326
Suedzucker AGb	15,553	216,201
Symrise AG	23,555	1,324,354
TAG Immobilien AG	23,049	269,490
Takkt AG	7,129	111,068
Telefonica Deutschland Holding AG	106,139	521,421
ThyssenKrupp AGa	86,375	2,075,105
Tom Tailor Holding AGa	5,568	77,993
TUI AG	32,672	498,585
United Internet AG Registered[d]	24,107	942,506
Volkswagen AG	5,692	1,210,217
Vossloh AG	2,043	117,489
Wacker Chemie AG	3,090	372,551
Wacker Neuson SE	6,397	124,189
Wincor Nixdorf AGb	6,145	282,017
Wirecard AG	22,680	811,413

		217,683,043
GREECE — 0.00%
Bank of Cyprus PCL[a]	69,804	1

		1
HONG KONG — 3.08%
AIA Group Ltd.	2,317,200	12,922,800
ASM Pacific Technology Ltd.[b]	45,700	502,658
Bank of East Asia Ltd. (The)	244,200	1,020,229
BOC Hong Kong (Holdings) Ltd.	715,000	2,378,662
Brightoil Petroleum (Holdings) Ltd.[a,b]	595,000	189,505
Cafe de Coral Holdings Ltd.[b]	66,000	236,590
Cathay Pacific Airways Ltd.	219,000	410,597
Champion REIT	408,000	179,926
Cheung Kong (Holdings) Ltd.	268,000	4,755,106
Cheung Kong Infrastructure Holdings Ltd.	124,000	904,993
China LNG Group Ltd.[b]	685,000	144,858
China Public Procurement Ltd.[a,b]	2,140,000	74,505
Chow Sang Sang Holdings International Ltd.[b]	59,000	145,765
Citic Telecom International Holdings Ltd.	305,000	121,525

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

CK Life Sciences International (Holdings) Inc.[b]	766,000	$80,993
CLP Holdings Ltd.	372,000	3,201,852
CST Mining Group Ltd.[a]	13,016,000	73,848
Dah Sing Banking Group Ltd.[b]	83,600	151,780
Dah Sing Financial Holdings Ltd.	31,600	196,807
Emperor International Holdings Ltd.	240,000	52,300
Emperor Watch & Jewellery Ltd.[b]	1,090,000	49,896
Esprit Holdings Ltd.[b]	368,300	461,135
Far East Consortium International Ltd.	183,000	68,431
FIH Mobile Ltd.[a,b]	540,000	287,575
First Pacific Co. Ltd.	462,250	498,895
G-Resources Group Ltd.[a,b]	4,967,400	121,700
Galaxy Entertainment Group Ltd.	449,000	3,065,627
Giordano International Ltd.	272,000	138,539
Global Brands Group Holding Ltd.[a]	1,162,000	257,716
Great Eagle Holdings Ltd.	47,000	158,178
Hang Lung Properties Ltd.	432,000	1,348,050
Hang Seng Bank Ltd.	147,400	2,497,467
Henderson Land Development Co. Ltd.	204,800	1,382,463
HKT Trust and HKT Ltd.	523,200	637,539
Hong Kong and China Gas Co. Ltd. (The)	1,242,590	2,900,103
Hong Kong Exchanges and Clearing Ltd.	185,500	4,111,751
Hopewell Holdings Ltd.	94,000	333,325
Hsin Chong Construction Group Ltd.[b]	426,000	52,734
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	290,000	115,548
Hutchison Whampoa Ltd.	406,000	5,146,199
Hysan Development Co. Ltd.	125,000	569,779
Johnson Electric Holdings Ltd.[b]	72,250	244,554
K. Wah International Holdings Ltd.[b]	217,000	135,989
Kerry Logistics Network Ltd.	115,500	187,953
Kerry Properties Ltd.	126,000	432,174
Kowloon Development Co. Ltd.	50,000	59,702
Lai Sun Development Co. Ltd.[a]	2,504,000	64,576
Langham Hospitality Investments Ltd.[b]	176,000	73,757
Li & Fung Ltd.	1,124,000	1,369,636
Link REIT (The)	446,000	2,619,571
Luk Fook Holdings International Ltd.	67,000	200,001
Lung Cheong International Holdings Ltd.[a]	610,000	85,736
Macau Legend Development Ltd.[a,b]	312,750	157,278
Man Wah Holdings Ltd.	69,600	104,106
Melco International Development Ltd.[b]	168,000	454,921
MGM China Holdings Ltd.	200,400	643,434
Midland Holdings Ltd.[a,b]	168,000	82,536
MTR Corp. Ltd.	286,500	1,167,397
New World Development Co. Ltd.	1,008,000	1,265,979
Newocean Energy Holdings Ltd.[b]	216,000	101,661
NWS Holdings Ltd.	284,166	531,309
Orient Overseas International Ltd.	43,500	247,643
Pacific Basin Shipping Ltd.	368,000	176,996
Pacific Textile Holdings Ltd.	105,000	140,809
PCCW Ltd.	802,000	509,833
Power Assets Holdings Ltd.	272,500	2,630,058
Prosperity REIT	350,000	116,889
Regal Hotels International Holdings Ltd.[b]	80,000	48,793
Regal REIT[b]	186,000	47,968
Sa Sa International Holdings Ltd.[b]	100,000	69,115
Sands China Ltd.	467,600	2,912,250
Shangri-La Asia Ltd.	254,000	368,790
Shun Tak Holdings Ltd.[b]	248,000	126,315
Singamas Container Holdings Ltd.[b]	380,000	65,659
Sino Land Co. Ltd.	592,000	978,626
SITC International Holdings Co. Ltd.[b]	233,000	124,083
SJM Holdings Ltd.	382,000	806,834
SmarTone Telecommunications Holding Ltd.[b]	80,000	102,847

Security	Shares	Value

SOCAM Development Ltd.[a]	60,000	$49,825
SPT Energy Group Inc.[b]	222,000	70,134
Stella International Holdings Ltd.[b]	87,000	249,607
Sun Hung Kai Properties Ltd.	314,000	4,680,524
Sunlight REIT	242,000	105,160
Swire Pacific Ltd. Class A	120,000	1,573,654
Swire Properties Ltd.	240,800	771,596
Techtronic Industries Co. Ltd.	269,500	842,709
Television Broadcasts Ltd.	27,900	152,717
Texwinca Holdings Ltd.	138,000	121,003
Town Health International Medical Group Ltd.[b]	652,000	100,887
Truly International Holdings Ltd.	292,000	148,349
United Laboratories International Holdings Ltd. (The)[a]	108,000	82,860
Value Partners Group Ltd.	212,000	159,645
VTech Holdings Ltd.[b]	30,100	376,871
Wharf Holdings Ltd. (The)	293,000	2,164,857
Wheelock and Co. Ltd.	177,000	852,454
Wynn Macau Ltd.[b]	302,800	1,093,254
Xinyi Glass Holdings Co. Ltd.[b]	400,000	236,229
Xinyi Solar Holdings Ltd.[b]	474,000	160,746
Yue Yuen Industrial (Holdings) Ltd.	143,500	481,097

		85,877,905
IRELAND — 0.37%
Aer Lingus Group PLC	49,110	88,295
Bank of Ireland[a]	5,146,538	2,018,255
C&C Group PLC	63,678	283,546
CRH PLC	136,293	3,017,357
Glanbia PLC	32,117	453,096
Hibernia REIT PLC[a]	55,000	75,800
Irish Continental Group PLC	38,347	134,045
Kerry Group PLC Class A	29,181	1,981,235
Kingspan Group PLC	27,432	428,932
Paddy Power PLC	8,283	603,987
Ryanair Holdings PLC SP ADR[a]	6,965	386,836
Smurfit Kappa Group PLC	42,992	887,152

		10,358,536
ISRAEL — 0.60%
Alony Hetz Properties & Investments Ltd.	19,256	127,747
Bank Hapoalim BM	201,363	1,026,858
Bank Leumi le-Israel BMa	233,487	828,671
Bezeq The Israel Telecommunication Corp. Ltd.	388,607	658,352
Cellcom Israel Ltd.	13,375	135,355
Clal Insurance Enterprises Holdings Ltd.[a]	4,564	72,627
Delek Automotive Systems Ltd.	5,609	56,630
Delek Group Ltd. (The)	1,011	346,552
Elbit Systems Ltd.	4,691	282,264
EZchip Semiconductor Ltd.[a]	5,828	118,512
First International Bank of Israel Ltd.	3,499	49,018
Frutarom	8,519	211,936
Gazit Globe Ltd.	17,842	208,788
Harel Insurance Investments & Financial Services Ltd.	24,350	122,055
Israel Chemicals Ltd.	87,883	591,603
Israel Corp. Ltd. (The)[a]	522	256,011
Israel Discount Bank Ltd. Class Aa	173,249	276,696
Ituran Location and Control Ltd.	5,089	102,290
Migdal Insurance & Financial Holdings Ltd.	80,152	107,405
Mizrahi Tefahot Bank Ltd.[a]	28,481	314,061
NICE-Systems Ltd.	11,813	468,159
Nitsba Holdings (1995) Ltd.[a]	8,491	123,497
Oil Refineries Ltd.[a]	285,719	92,289

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Ormat Industries Ltd.	15,586	$105,414
Osem Investment Ltd.	7,774	149,945
Partner Communications Co. Ltd.[a]	20,743	136,573
Paz Oil Co. Ltd.	1,015	144,522
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	1,995	89,006
Shikun & Binui Ltd.	46,889	106,574
Shufersal Ltd.	38,289	94,650
Strauss Group Ltd.	8,251	133,408
Teva Pharmaceutical Industries Ltd.	163,241	9,039,053

		16,576,521
ITALY — 2.43%
A2A SpA	261,974	262,090
ACEA SpA	12,251	149,809
Amplifon SpA	21,108	123,663
Ansaldo STS SpA	24,547	281,715
Assicurazioni Generali SpA	223,454	4,574,638
Astaldi SpA	13,446	93,919
Atlantia SpA	79,815	1,880,005
Autogrill SpA[a]	27,489	185,981
Autostrada Torino-Milano SpA	7,543	90,631
Azimut Holding SpA	21,348	498,563
Banca Carige SpA[a,b]	1,207,042	101,022
Banca Generali SpA	12,280	325,406
Banca Monte dei Paschi di Siena SpA[a]	835,863	636,730
Banca Popolare dell’Emilia Romagna SCa	95,582	726,911
Banca Popolare di Milano Scrl[a]	827,537	621,056
Banca Popolare di Sondrio Scrl	87,638	350,707
Banco Popolare SCa	69,929	1,011,066
Beni Stabili SpA SIIQ[b]	205,714	141,628
Brembo SpA	5,895	195,208
Buzzi Unicem SpA	17,774	239,838
CIR SpA[a]	90,279	90,375
CNH Industrial NVa	182,487	1,486,147
Credito Emiliano SpA	18,683	143,608
Credito Valtellinese SCa	226,831	234,320
Danieli & C. Officine Meccaniche SpA	2,957	68,910
Danieli & C. Officine Meccaniche SpA RNC	6,825	123,135
Davide Campari-Milano SpA	55,178	396,475
De’Longhi SpA	10,804	210,896
DiaSorin SpA[b]	4,523	174,766
EI Towers SpA[a]	3,777	189,288
Enel Green Power SpA	346,781	850,716
Enel SpA	1,266,520	6,458,372
Eni SpA	484,050	10,309,930
ERG SpA	10,740	123,056
Exor SpA	19,610	853,786
Finmeccanica SpA[a]	80,163	722,137
Geox SpA[a,b]	19,445	59,396
GTECH SpA[b]	13,326	310,047
Hera SpA	122,760	322,993
Interpump Group SpA	16,836	219,376
Intesa Sanpaolo SpA	2,234,906	6,546,668
Intesa Sanpaolo SpA RNC	177,396	452,076
Iren SpA	107,048	129,158
Italcementi SpA	39,961	228,106
Luxottica Group SpA	31,553	1,606,216
Marr SpA	8,794	140,039
Mediaset SpA[a]	139,379	465,209
Mediobanca SpA[a]	118,387	1,041,256
Mediolanum SpA	46,303	311,240
Moncler SPA	19,685	272,777
Piaggio & C. SpA[a,b]	36,897	102,997

Security	Shares	Value

Pirelli & C. SpA	46,101	$616,876
Prysmian SpA	39,844	688,904
Recordati SpA	19,773	341,876
Safilo Group SpA[a,b]	5,840	79,023
Saipem SpA[a]	51,152	801,105
Salvatore Ferragamo SpA	9,852	232,553
Saras SpA[a]	55,188	56,284
Snam SpA	390,302	2,107,631
Societa Cattolica di Assicurazioni Scrl[b]	8,611	133,241
Societa Iniziative Autostradali e Servizi SpA	13,823	138,291
Sorin SpA[a]	68,274	152,604
Telecom Italia SpA[a]	1,942,721	2,196,717
Telecom Italia SpA RNC	1,148,372	1,025,861
Tenaris SA	90,342	1,777,076
Terna SpA	291,870	1,469,319
Tod’s SpA[b]	2,306	212,211
Trevi Finanziaria Industriale SpA[b]	15,771	56,631
UniCredit SpA	844,895	6,097,359
Unione di Banche Italiane SpA	168,475	1,318,210
Unipol Gruppo Finanziario SpA	40,465	195,190
UnipolSai SpA	183,074	490,859
World Duty Free SpA[a]	26,641	225,472
Yoox SpA[a,b]	10,544	194,592

		67,741,942
JAPAN — 21.84%
77 Bank Ltd. (The)	69,000	378,529
ABC-MART Inc.	5,200	294,545
Accordia Golf Co. Ltd.	14,700	153,288
Acom Co. Ltd.[a]	82,000	266,250
Activia Properties Inc.	44	354,810
Adastria Holdings Co. Ltd.	3,820	84,268
Adeka Corp.	18,500	234,334
Aderans Co. Ltd.	5,300	62,500
Advance Residence Investment Corp.	244	568,945
Advantest Corp.	30,800	351,670
AEON Co. Ltd.	120,200	1,173,533
AEON Delight Co. Ltd.	4,900	118,495
AEON Financial Service Co. Ltd.	23,000	471,264
AEON Mall Co. Ltd.	22,900	413,857
AEON REIT Investment Corp.	160	201,811
Ai Holdings Corp.	8,400	162,598
Aica Kogyo Co. Ltd.	10,900	223,435
Aichi Steel Corp.	24,000	84,992
Aida Engineering Ltd.	12,600	118,352
AIFUL Corp.[a,b]	59,700	239,641
Air Water Inc.	28,000	438,589
Aisin Seiki Co. Ltd.	36,500	1,188,395
Ajinomoto Co. Inc.	112,000	2,101,030
Akebono Brake Industry Co. Ltd.	20,500	78,083
Alfresa Holdings Corp.	34,500	432,077
Alpine Electronics Inc.	9,600	159,536
Alps Electric Co. Ltd.	34,200	564,077
Amada Co. Ltd.	70,100	595,917
Amano Corp.	12,800	138,385
ANA Holdings Inc.	219,000	502,838
Anritsu Corp.	28,400	216,601
Aoki Holdings Inc.	9,700	107,206
Aoyama Trading Co. Ltd.	8,500	199,563
Aozora Bank Ltd.	222,000	774,292
Arcs Co. Ltd.	6,500	141,475
Ariake Japan Co. Ltd.	3,900	86,798
Asahi Co. Ltd.	7,600	83,793

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Asahi Diamond Industrial Co. Ltd.	12,000	$142,474
Asahi Glass Co. Ltd.	188,000	965,952
Asahi Group Holdings Ltd.	74,500	2,277,432
Asahi Holdings Inc.	5,900	97,101
Asahi Intecc Co. Ltd.	4,700	211,721
Asahi Kasei Corp.	242,000	1,946,923
Asatsu-DK Inc.	6,500	160,840
ASICS Corp.	30,900	712,791
Askul Corp.	4,800	97,751
Astellas Pharma Inc.	412,700	6,254,648
Atom Corp.	9,700	52,867
Autobacs Seven Co. Ltd.	12,300	178,732
Avex Group Holdings Inc.	8,500	123,893
Awa Bank Ltd. (The)	41,000	242,478
Azbil Corp.	12,200	290,458
Bandai Namco Holdings Inc.	34,300	826,712
Bando Chemical Industries Ltd.	24,000	94,411
Bank of Iwate Ltd. (The)	2,700	121,386
Bank of Kyoto Ltd. (The)	66,000	558,120
Bank of Nagoya Ltd. (The)	30,000	119,620
Bank of Saga Ltd. (The)	33,000	75,652
Bank of the Ryukyus Ltd.	9,200	146,570
Bank of Yokohama Ltd. (The)	222,000	1,262,036
Benesse Holdings Inc.	12,500	389,702
BIC Camera Inc.	15,700	135,706
BML Inc.	2,400	70,541
Bridgestone Corp.	125,000	4,071,518
Broadleaf Co. Ltd.	5,700	88,267
Brother Industries Ltd.	47,200	826,489
Calbee Inc.	14,500	504,438
Calsonic Kansei Corp.	31,000	167,299
Canon Electronics Inc.	4,100	73,731
Canon Inc.	215,300	6,508,645
Canon Marketing Japan Inc.	11,000	221,855
Capcom Co. Ltd.	9,400	143,970
Casio Computer Co. Ltd.[b]	41,400	637,775
Cawachi Ltd.	3,500	53,825
Central Glass Co. Ltd.	39,000	126,631
Central Japan Railway Co.	27,600	4,063,494
Century Tokyo Leasing Corp.	9,400	240,649
Chiba Bank Ltd. (The)	143,000	997,511
Chiyoda Co. Ltd.	4,800	93,641
Chiyoda Corp.	32,000	321,413
Chofu Seisakusho Co. Ltd.	3,800	112,368
Chubu Electric Power Co. Inc.[a]	125,300	1,477,043
Chugai Pharmaceutical Co. Ltd.	43,300	1,319,027
Chugoku Bank Ltd. (The)	31,500	459,132
Chugoku Electric Power Co. Inc. (The)	57,900	750,962
Citizen Holdings Co. Ltd.	52,900	337,394
CKD Corp.	13,300	112,944
Coca-Cola East Japan Co. Ltd.	15,800	280,610
Coca-Cola West Co. Ltd.	13,000	182,757
cocokara fine Inc.	3,700	88,717
Colopl Inc.[a,b]	8,600	267,348
Colowide Co. Ltd.	11,300	134,767
COMSYS Holdings Corp.	21,100	369,092
Cosel Co. Ltd.	6,200	71,620
Cosmo Oil Co. Ltd.	113,000	172,365
Cosmos Pharmaceutical Corp.	1,800	255,457
CREATE HOLDINGS Co. Ltd.	2,100	74,836
Credit Saison Co. Ltd.	29,000	593,943
CyberAgent Inc.	9,400	356,362
Dai Nippon Printing Co. Ltd.	106,000	1,023,077
Dai-ichi Life Insurance Co. Ltd. (The)	207,800	3,058,472

Security	Shares	Value

Daibiru Corp.	12,600	$138,021
Daicel Corp.	54,000	614,638
Daido Steel Co. Ltd.	56,000	210,802
Daiei Inc. (The)[a]	64,600	72,031
Daifuku Co. Ltd.	18,500	209,250
Daihatsu Motor Co. Ltd.	36,600	511,267
Daihen Corp.	28,000	96,909
Daiichi Sankyo Co. Ltd.	122,000	1,802,712
Daiichikosho Co. Ltd.	8,200	205,393
Daikin Industries Ltd.	45,300	2,753,438
Daikyo Inc.	76,000	138,977
Daio Paper Corp.	16,000	135,444
Daiseki Co. Ltd.	8,400	144,315
Daishi Bank Ltd. (The)	55,000	191,338
Daito Trust Construction Co. Ltd.	14,000	1,726,506
Daiwa House Industry Co. Ltd.	115,800	2,152,173
Daiwa House REIT Investment Corp.	58	257,910
Daiwa Office Investment Corp.	53	280,826
Daiwa Securities Group Inc.	322,000	2,473,057
Daiwabo Holdings Co. Ltd.	67,000	120,128
Daiwahouse Residential Investment Corp.	66	276,705
DCM Holdings Co. Ltd.	14,900	98,221
Dena Co. Ltd.	21,700	274,093
Denki Kagaku Kogyo K.K.	86,000	275,403
Denso Corp.	93,300	4,168,768
Dentsu Inc.	41,600	1,501,021
DIC Corp.	147,000	295,036
Digital Garage Inc.	6,800	87,711
DISCO Corp.	4,700	313,180
DMG Mori Seiki Co Ltd.	23,700	272,506
Don Quijote Holdings Co. Ltd.	11,300	664,261
Doshisha Co. Ltd.	6,300	103,515
Doutor Nichires Holdings Co. Ltd.	5,100	75,200
Dowa Holdings Co. Ltd.	49,000	402,560
Dr. Ci:Labo Co. Ltd.	3,000	94,331
DTS Corp.	5,400	109,488
Duskin Co. Ltd.	10,100	163,971
Earth Chemical Co. Ltd.	3,300	120,396
East Japan Railway Co.	64,300	4,958,508
Ebara Corp.	89,000	476,339
EDION Corp.	16,700	117,833
Eighteenth Bank Ltd. (The)	36,000	101,155
Eisai Co. Ltd.	47,500	1,822,376
Eizo Nanao Corp.	4,000	72,075
Electric Power Development Co. Ltd.	22,500	778,734
Enplas Corp.	2,000	73,324
EPS Co. Ltd.	6,100	70,356
Euglena Co. Ltd.[a,b]	11,800	139,467
Exedy Corp.	6,100	150,289
Ezaki Glico Co. Ltd.	8,400	267,499
FamilyMart Co. Ltd.	10,900	430,730
Fancl Corp.	8,200	111,767
FANUC Corp.	36,700	6,259,346
Fast Retailing Co. Ltd.	10,200	3,672,655
FCC Co. Ltd.	7,300	123,007
Fields Corp.	4,000	51,024
Foster Electric Co. Ltd.	6,400	98,536
FP Corp.	5,100	145,350
France Bed Holdings Co. Ltd.	34,000	55,502
Frontier Real Estate Investment Corp.	91	416,422
Fuji Co. Ltd.	2,900	56,807
Fuji Electric Co. Ltd.	112,000	478,551
Fuji Heavy Industries Ltd.	113,800	3,653,416
Fuji Kyuko Co. Ltd.	11,000	113,528

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Fuji Machine Manufacturing Co. Ltd.	13,500	$128,612
Fuji Oil Co. Ltd. New	11,900	187,143
Fuji Seal International Inc.	4,400	131,091
Fuji Soft Inc.	4,500	108,862
FUJIFILM Holdings Corp.	89,400	2,940,260
Fujikura Ltd.	64,000	262,040
Fujimi Inc.	6,500	88,538
Fujitsu Ltd.	359,000	2,127,645
Fujiya Co. Ltd.	46,000	81,656
Fukuoka Financial Group Inc.	150,000	751,974
Fukuoka REIT Corp.	139	258,149
Fukuyama Transporting Co. Ltd.	20,000	99,550
Funai Electric Co. Ltd.	5,900	51,787
Furukawa Co. Ltd.	59,000	112,627
Furukawa Electric Co. Ltd.	142,000	244,467
Futaba Corp.	7,400	102,975
Fuyo General Lease Co. Ltd.	3,800	147,451
Geo Holdings Corp.	9,300	81,548
Global One Real Estate Investment Corp. Ltd.	44	135,409
Glory Ltd.	12,100	306,642
GLP J-REIT	416	466,077
GMO Internet Inc.	16,300	132,895
Goldcrest Co. Ltd.	4,300	76,215
Gree Inc.[b]	24,000	166,130
GS Yuasa Corp.	71,000	345,167
GungHo Online Entertainment Inc.[b]	80,300	314,453
Gunma Bank Ltd. (The)	74,000	453,486
Gunze Ltd.	40,000	110,254
H.I.S. Co. Ltd.	8,700	222,263
H2O Retailing Corp.	15,600	256,324
Hachijuni Bank Ltd. (The)	79,000	474,965
Hakuhodo DY Holdings Inc.	47,400	461,294
Hamamatsu Photonics K.K.	13,900	622,434
Hankyu Hanshin Holdings Inc.	215,000	1,248,517
Hankyu REIT Inc.	21	119,138
Hanwa Co. Ltd.	40,000	140,939
Haseko Corp.	54,500	391,838
Hazama Ando Corp.	34,200	224,532
Heiwa Corp.	7,800	156,967
Heiwa Real Estate Co. Ltd.	8,800	140,668
Heiwa Real Estate REIT Inc.	149	121,215
Heiwado Co. Ltd.	6,900	126,977
Hibiya Engineering Ltd.	5,000	73,636
Higashi-Nippon Bank Ltd. (The)	30,000	74,662
Higo Bank Ltd. (The)	35,000	195,754
Hikari Tsushin Inc.	3,500	228,536
Hino Motors Ltd.	51,800	732,838
Hirose Electric Co. Ltd.	5,600	674,867
Hiroshima Bank Ltd. (The)	99,000	485,705
Hisamitsu Pharmaceutical Co. Inc.	11,300	371,946
Hitachi Capital Corp.	10,500	251,764
Hitachi Chemical Co. Ltd.	20,600	356,120
Hitachi Construction Machinery Co. Ltd.	21,000	418,670
Hitachi High-Technologies Corp.	12,300	365,363
Hitachi Koki Co. Ltd.	11,200	94,911
Hitachi Ltd.	925,000	7,088,600
Hitachi Metals Ltd.	42,000	692,351
Hitachi Transport System Ltd.	9,700	126,415
Hitachi Zosen Corp.	33,200	171,471
Hogy Medical Co. Ltd.	2,400	123,527
Hokkaido Electric Power Co. Inc.[a]	37,700	311,070
Hokkoku Bank Ltd. (The)	54,000	184,006
Hokuetsu Bank Ltd. (The)	41,000	78,632
Hokuetsu Kishu Paper Co. Ltd.	23,500	96,008

Security	Shares	Value

Hokuhoku Financial Group Inc.	230,000	$455,466
Hokuriku Electric Power Co.	33,400	443,327
Hokuto Corp.	5,100	92,715
Honda Motor Co. Ltd.	311,900	9,679,319
Honeys Co. Ltd.	10,080	93,512
HORIBA Ltd.	6,800	243,236
Hoshizaki Electric Co. Ltd.	8,300	395,361
Hosiden Corp.	17,400	93,127
House Foods Group Inc.	12,600	214,899
Hoya Corp.	84,100	2,931,366
Hulic Co. Ltd.	47,200	507,767
Hulic Reit Inc.[b]	122	181,849
Hyakugo Bank Ltd. (The)	38,000	156,603
Hyakujushi Bank Ltd. (The)	40,000	127,737
IBIDEN Co. Ltd.	23,900	348,357
IBJ Leasing Co. Ltd.	5,100	118,691
Ichibanya Co. Ltd.	1,900	88,471
Ichigo Group Holdings Co. Ltd.[b]	39,800	106,862
IDEC Corp.	13,800	111,528
Idemitsu Kosan Co. Ltd.	16,400	315,989
Ihara Chemical Industry Co. Ltd.	9,600	96,338
IHI Corp.	273,000	1,283,359
Iida Group Holdings Co. Ltd.	32,200	353,007
Iino Kaiun Kaisha Ltd.	20,800	112,623
Inaba Denki Sangyo Co. Ltd.	4,700	161,621
Inabata & Co. Ltd.	10,000	94,554
Industrial & Infrastructure Fund Investment Corp.	30	243,522
INPEX Corp.	169,000	2,115,044
Internet Initiative Japan Inc.[b]	6,800	116,766
Iriso Electronics Co. Ltd.	1,900	126,605
Iseki & Co. Ltd.	49,000	111,021
Isetan Mitsukoshi Holdings Ltd.	65,500	873,489
Ishihara Sangyo Kaisha Ltd.[a]	89,000	71,451
Isuzu Motors Ltd.	115,400	1,474,089
IT Holdings Corp.	15,200	244,057
ITO EN Ltd.[b]	11,900	233,850
ITOCHU Corp.	288,100	3,434,688
ITOCHU Enex Co. Ltd.	13,300	84,234
ITOCHU Techno-Solutions Corp.	4,800	189,251
Itoham Foods Inc.	31,000	158,726
Iwatani Corp.	36,000	240,203
Iyo Bank Ltd. (The)	45,600	477,945
Izumi Co. Ltd.	7,700	243,834
J Trust Co. Ltd.	15,200	147,654
J-Oil Mills Inc.	22,000	71,433
J. Front Retailing Co. Ltd.	46,100	599,972
Jaccs Co. Ltd.	29,000	168,663
JAFCO Co. Ltd.	7,000	263,815
Japan Airlines Co. Ltd.	23,300	621,028
Japan Airport Terminal Co. Ltd.	8,300	319,843
Japan Aviation Electronics Industry Ltd.	16,000	305,999
Japan Communications Inc.[a,b]	23,600	100,417
Japan Display Inc.[a]	70,700	200,549
Japan Excellent Inc.	219	287,950
Japan Exchange Group Inc.	51,000	1,221,944
Japan Hotel REIT Investment Corp.	582	356,660
Japan Logistics Fund Inc.	165	368,400
Japan Petroleum Exploration Co.	5,700	183,805
Japan Prime Realty Investment Corp.	149	544,936
Japan Pulp & Paper Co. Ltd.	21,000	61,630
Japan Real Estate Investment Corp.	236	1,279,943
Japan Rental Housing Investments Inc.	219	151,203
Japan Retail Fund Investment Corp.	453	903,939
Japan Securities Finance Co. Ltd.	25,600	142,723

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Japan Steel Works Ltd. (The)	69,000	$239,427
Japan Tobacco Inc.	210,700	7,078,152
JFE Holdings Inc.	93,800	1,820,693
JGC Corp.	40,000	1,005,308
Joyo Bank Ltd. (The)	127,000	667,258
JSP Corp.	4,200	65,713
JSR Corp.	34,400	607,573
JTEKT Corp.	40,300	622,268
Juroku Bank Ltd. (The)	59,000	227,885
JVC Kenwood Corp.[a]	35,200	66,252
JX Holdings Inc.	431,300	1,828,230
K’s Holdings Corp.	8,400	229,660
kabu.com Securities Co. Ltd.	22,800	110,232
Kadokawa Dwango[a]	9,300	170,893
Kagome Co. Ltd.[b]	13,800	222,440
Kagoshima Bank Ltd. (The)	31,000	197,716
Kajima Corp.	165,000	724,143
Kakaku.com Inc.	30,000	397,931
Kaken Pharmaceutical Co. Ltd.	15,000	371,705
Kamigumi Co. Ltd.	46,000	436,180
Kanamoto Co. Ltd.	5,400	192,195
Kaneka Corp.	51,000	275,233
Kanematsu Corp.	88,000	136,586
Kansai Electric Power Co. Inc. (The)[a]	137,100	1,332,416
Kansai Paint Co. Ltd.	46,000	689,764
Kansai Urban Banking Corp.	5,400	58,815
Kao Corp.	99,400	3,816,666
Kappa Create Co. Ltd.[a]	6,700	61,140
Kasumi Co. Ltd.	11,000	102,342
Kato Sangyo Co. Ltd.	4,600	96,715
Kato Works Co. Ltd.	12,000	86,169
Kawasaki Heavy Industries Ltd.	274,000	1,050,979
Kawasaki Kisen Kaisha Ltd.	168,000	374,649
Kayaba Industry Co. Ltd.	39,000	164,899
KDDI Corp.	111,500	7,186,009
Keihin Corp.	8,200	101,965
Keikyu Corp.	89,000	729,593
Keio Corp.	110,000	824,227
Keisei Electric Railway Co. Ltd.	53,000	613,184
Keiyo Bank Ltd. (The)	50,000	257,348
Kenedix Inc.[a]	51,800	234,268
Kenedix Realty Investment Corp.	70	369,653
Kenedix Residential Investment Corp.	59	154,362
Kewpie Corp.	19,600	335,510
KEY Coffee Inc.	6,700	96,461
Keyence Corp.	8,700	4,072,753
Kikkoman Corp.	29,000	653,441
Kinden Corp.	25,000	253,111
Kintetsu Corp.	336,000	1,156,915
Kintetsu World Express Inc.	3,500	119,419
Kirin Holdings Co. Ltd.	158,000	2,012,613
Kisoji Co. Ltd.	5,900	101,522
Kissei Pharmaceutical Co. Ltd.	5,400	138,486
Kitz Corp.	20,700	93,247
Kiyo Bank Ltd. (The)	13,700	197,364
Koa Corp.	9,000	77,793
Kobayashi Pharmaceutical Co. Ltd.	4,800	293,725
Kobe Steel Ltd.	589,000	919,451
Koei Tecmo Holdings Co. Ltd.	7,400	120,137
Kohnan Shoji Co. Ltd.	8,700	98,947
Koito Manufacturing Co. Ltd.	19,400	568,476
Kokuyo Co. Ltd.	16,200	127,167
Komatsu Ltd.	179,100	4,168,962
Komeri Co. Ltd.	6,300	140,156

Security	Shares	Value

Komori Corp.	10,800	$103,178
Konami Corp.	19,500	383,025
Konica Minolta Holdings Inc.	93,200	1,009,275
Konishi Co. Ltd.	5,100	87,756
Kose Corp.	5,700	229,566
Kubota Corp.	216,000	3,347,754
Kumagai Gumi Co. Ltd.[a]	44,000	156,996
Kurabo Industries Ltd.	52,000	84,885
Kuraray Co. Ltd.	67,200	766,082
Kureha Corp.	25,000	120,646
Kurita Water Industries Ltd.	20,100	432,283
Kuroda Electric Co. Ltd.	9,000	124,838
Kyocera Corp.	61,700	2,776,651
Kyoei Steel Ltd.	3,500	57,196
Kyokuto Kaihatsu Kogyo Co. Ltd.	7,000	97,846
KYORIN Holdings Inc.	10,000	206,592
Kyoritsu Maintenance Co. Ltd.	2,200	87,721
Kyowa Exeo Corp.	17,100	206,228
Kyowa Hakko Kirin Co. Ltd.	44,000	499,246
Kyushu Electric Power Co. Inc.[a]	83,500	890,081
Lawson Inc.	12,200	817,287
Leopalace21 Corp.[a]	49,500	301,137
Lintec Corp.	10,600	217,853
Lion Corp.	39,000	217,430
LIXIL Group Corp.	51,100	1,093,974
M3 Inc.	37,500	616,163
Mabuchi Motor Co. Ltd.	5,200	439,731
Maeda Corp.	23,000	200,856
Maeda Road Construction Co. Ltd.	13,000	197,484
Makino Milling Machine Co. Ltd.	22,000	146,006
Makita Corp.	23,000	1,269,970
Mandom Corp.	4,000	132,911
Mani Inc.	1,800	113,519
Mars Engineering Corp.	2,600	46,779
Marubeni Corp.	315,900	1,995,069
Marudai Food Co. Ltd.	32,000	118,460
Maruha Nichiro Corp.	8,000	114,393
Marui Group Co. Ltd.	45,600	377,475
Maruichi Steel Tube Ltd.	8,900	208,001
MARUWA Co. Ltd.	2,000	58,249
Matsui Securities Co. Ltd.	25,400	235,636
Matsumotokiyoshi Co. Ltd.	7,100	204,567
Matsuya Co. Ltd.	8,200	112,791
Mazda Motor Corp.	105,100	2,386,910
McDonald’s Holdings Co. (Japan) Ltd.[b]	12,300	298,434
Medipal Holdings Corp.	26,100	285,900
Megachips Corp.	5,200	66,702
MEGMILK SNOW BRAND Co. Ltd.	6,700	87,975
Meidensha Corp.	42,000	150,609
Meiji Holdings Co. Ltd.	11,700	965,390
Meitec Corp.	6,200	191,633
Melco Holdings Inc.[b]	4,200	59,756
Message Co. Ltd.	3,000	93,127
Micronics Japan Co. Ltd.[b]	2,600	126,863
MID REIT Inc.	52	129,600
Milbon Co. Ltd.	2,700	85,380
Minato Bank Ltd. (The)	42,000	82,048
Minebea Co. Ltd.	63,000	830,596
Miraca Holdings Inc.	10,500	433,656
MIRAIT Holdings Corp.	12,500	137,929
Misawa Homes Co. Ltd.	9,100	81,823
Misumi Group Inc.	17,100	526,248
Mitsubishi Chemical Holdings Corp.	260,000	1,264,921
Mitsubishi Corp.	268,700	5,185,607

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Mitsubishi Electric Corp.	372,000	$4,634,031
Mitsubishi Estate Co. Ltd.	240,000	5,984,746
Mitsubishi Gas Chemical Co. Inc.	75,000	438,205
Mitsubishi Heavy Industries Ltd.	585,000	3,567,245
Mitsubishi Logistics Corp.	25,000	371,304
Mitsubishi Materials Corp.	213,000	651,702
Mitsubishi Motors Corp.	123,900	1,252,207
Mitsubishi Paper Mills Ltd.[a]	136,000	104,331
Mitsubishi Pencil Co. Ltd.	3,700	117,497
Mitsubishi Shokuhin Co. Ltd.	2,000	44,476
Mitsubishi Steel Manufacturing Co. Ltd.	44,000	95,375
Mitsubishi Tanabe Pharma Corp.	41,200	617,054
Mitsubishi UFJ Financial Group Inc.	2,438,600	13,752,133
Mitsubishi UFJ Lease & Finance Co. Ltd.	100,960	516,935
Mitsui & Co. Ltd.	325,800	4,840,283
Mitsui Chemicals Inc.	159,000	455,279
Mitsui Engineering & Shipbuilding Co. Ltd.	152,000	319,986
Mitsui Fudosan Co. Ltd.	179,000	5,600,486
Mitsui Mining & Smelting Co. Ltd.	112,000	288,729
Mitsui O.S.K. Lines Ltd.	208,000	641,970
Mitsui Sugar Co. Ltd.	20,000	68,329
Mitsui-Soko Holdings Co. Ltd.	30,000	111,859
Mitsumi Electric Co. Ltd.	18,300	109,860
Miura Co. Ltd.	17,400	200,223
Mixi Inc.[b]	8,200	433,754
Miyazaki Bank Ltd. (The)	33,000	98,024
Mizuho Financial Group Inc.	4,397,500	7,845,324
Modec Inc.	4,800	112,266
Monex Group Inc.	49,600	122,999
MonotaRO Co. Ltd.	6,800	175,421
Mori Hills REIT Investment Corp.	259	360,643
MORI TRUST Sogo REIT Inc.	192	341,508
Morinaga & Co. Ltd.	46,000	98,069
Morinaga Milk Industry Co. Ltd.	34,000	112,823
Morita Holdings Corp.	8,000	77,213
MOS Food Services Inc.	5,300	103,064
Moshi Moshi Hotline Inc.	10,300	101,250
MS&AD Insurance Group Holdings Inc.	99,700	2,096,630
Murata Manufacturing Co. Ltd.	38,900	4,235,088
Musashi Seimitsu Industry Co. Ltd.	5,200	100,702
Musashino Bank Ltd. (The)	6,000	199,367
Nabtesco Corp.	22,900	551,537
Nachi-Fujikoshi Corp.	36,000	218,046
Nagaileben Co. Ltd.	3,800	72,031
Nagase & Co. Ltd.	18,700	236,867
Nagoya Railroad Co. Ltd.	164,000	693,421
Nanto Bank Ltd. (The)	45,000	178,226
NEC Corp.	501,000	1,725,043
NEC Networks & System Integration Corp.	5,000	107,087
Net One Systems Co. Ltd.[b]	20,100	115,825
Nexon Co. Ltd.	25,500	219,504
NGK Insulators Ltd.	51,000	1,077,276
NGK Spark Plug Co. Ltd.	34,700	889,902
NH Foods Ltd.	33,000	746,220
NHK Spring Co. Ltd.	31,900	285,977
Nichi-Iko Pharmaceutical Co. Ltd.	8,200	133,564
Nichicon Corp.	13,700	90,555
Nichiha Corp.	7,900	66,594
Nichii Gakkan Co.	10,600	81,317
Nichirei Corp.	50,000	209,179
Nidec Corp.	41,900	2,699,271
Nifco Inc.	9,800	306,400
Nihon Kohden Corp.	7,300	371,170
Nihon M&A Center Inc.	6,600	186,923

Security	Shares	Value

Nihon Parkerizing Co. Ltd.	8,900	$208,319
Nihon Unisys Ltd.	11,700	101,027
Nikon Corp.	65,500	877,579
Nintendo Co. Ltd.	20,300	2,156,666
Nippo Corp.	11,000	197,716
Nippon Accommodations Fund Inc.	85	307,457
Nippon Building Fund Inc.	266	1,475,866
Nippon Coke & Engineering Co. Ltd.	88,600	86,936
Nippon Denko Co. Ltd.	31,300	76,781
Nippon Electric Glass Co. Ltd.	76,000	347,103
Nippon Express Co. Ltd.	160,000	690,781
Nippon Flour Mills Co. Ltd.	19,000	94,403
Nippon Kayaku Co. Ltd.	32,000	410,472
Nippon Konpo Unyu Soko Co. Ltd.	12,300	199,249
Nippon Light Metal Holdings Co. Ltd.	100,500	146,126
Nippon Paint Co. Ltd.	34,000	748,209
Nippon Paper Industries Co. Ltd.[b]	18,800	272,680
Nippon Prologis REIT Inc.	280	646,144
Nippon Road Co. Ltd. (The)	18,000	98,586
Nippon Sharyo Ltd.[b]	24,000	73,003
Nippon Sheet Glass Co. Ltd.[a]	192,000	179,831
Nippon Shinyaku Co. Ltd.	9,000	259,310
Nippon Shokubai Co. Ltd.	25,000	294,367
Nippon Signal Co. Ltd. (The)	11,900	114,112
Nippon Soda Co. Ltd.	27,000	149,565
Nippon Steel & Sumikin Bussan Corp.	32,720	116,456
Nippon Steel & Sumitomo Metal Corp.	1,463,000	3,784,577
Nippon Suisan Kaisha Ltd.[a]	56,300	164,222
Nippon Telegraph and Telephone Corp.	71,800	4,414,126
Nippon Thompson Co. Ltd.	21,000	86,544
Nippon Valqua Industries Ltd.	45,000	121,627
Nippon Yakin Kogyo Co. Ltd.[a,b]	32,900	81,293
Nippon Yusen K.K.	304,000	775,559
Nipro Corp.[b]	19,500	159,507
Nishi-Nippon City Bank Ltd. (The)	136,000	366,371
Nishimatsu Construction Co. Ltd.	54,000	257,705
Nishimatsuya Chain Co. Ltd.	11,000	98,417
Nissan Chemical Industries Ltd.	26,200	475,131
Nissan Motor Co. Ltd.	475,400	4,231,762
Nissan Shatai Co. Ltd.	16,100	216,859
Nissha Printing Co. Ltd.	6,100	96,420
Nisshin OilliO Group Ltd. (The)	22,000	78,694
Nisshin Seifun Group Inc.	40,800	407,254
Nisshin Steel Co. Ltd.	17,900	161,907
Nisshinbo Holdings Inc.	29,000	232,041
Nissin Foods Holdings Co. Ltd.	11,400	595,906
Nissin Kogyo Co. Ltd.	8,300	124,976
Nitori Holdings Co. Ltd.	13,200	830,115
Nitta Corp.	4,300	94,511
Nitto Boseki Co. Ltd.	38,000	131,859
Nitto Denko Corp.	30,000	1,593,060
Nitto Kogyo Corp.	6,200	106,795
Noevir Holdings Co. Ltd.	4,100	73,767
NOF Corp.	30,000	195,888
NOK Corp.	19,100	475,519
Nomura Co. Ltd.	9,600	90,087
Nomura Holdings Inc.	701,900	4,225,613
Nomura Real Estate Holdings Inc.	24,600	426,147
Nomura Real Estate Master Fund Inc.	308	370,628
Nomura Real Estate Office Fund Inc.	68	299,648
Nomura Real Estate Residential Fund Inc.	27	141,617
Nomura Research Institute Ltd.	21,300	689,702
Noritake Co. Ltd.	27,000	61,416
Noritz Corp.	6,500	118,398

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

North Pacific Bank Ltd.	68,900	$277,186
NS Solutions Corp.	3,800	114,571
NSD Co. Ltd.	8,400	121,686
NSK Ltd.	92,000	1,167,798
NTN Corp.	91,000	378,270
NTT Data Corp.	24,100	916,877
NTT DOCOMO Inc.	293,500	4,874,867
NTT Urban Development Corp.	24,800	274,535
Obayashi Corp.	126,000	854,199
Obic Business Consultants Co. Ltd.	2,200	65,840
OBIC Co. Ltd.	13,400	467,365
Odakyu Electric Railway Co. Ltd.	118,000	1,092,583
Ogaki Kyoritsu Bank Ltd. (The)	49,000	134,624
Ohsho Food Service Corp.	2,000	71,897
Oiles Corp.	6,200	119,404
Oita Bank Ltd. (The)	30,000	110,789
Oji Holdings Corp.	152,000	535,569
Okabe Co. Ltd.	9,300	85,281
Okamoto Industries Inc.	24,000	95,054
Okasan Securities Group Inc.	34,000	249,605
Oki Electric Industry Co. Ltd.	144,000	323,697
Okinawa Electric Power Co. Inc. (The)	3,500	106,619
Okuma Corp.	31,000	215,691
Okumura Corp.	36,000	200,384
Olympus Corp.[a]	46,400	1,620,409
Omron Corp.	39,400	1,820,543
Ono Pharmaceutical Co. Ltd.	15,800	1,570,064
Onward Holdings Co. Ltd.	21,000	127,381
Oracle Corp. Japan	7,400	281,861
Orient Corp.[a]	82,500	164,110
Oriental Land Co. Ltd.	9,600	2,032,095
ORIX Corp.	256,000	3,444,771
ORIX JREIT Inc.	401	529,397
Osaka Gas Co. Ltd.	360,000	1,416,172
OSAKA Titanium Technologies Co. Ltd.	4,300	81,777
OSG Corp.	15,600	249,366
Otsuka Corp.	9,200	335,650
Otsuka Holdings Co. Ltd.	74,900	2,590,649
Oyo Corp.	4,700	81,502
Pacific Metals Co. Ltd.[a]	29,000	89,247
Pack Corp. (The)	3,300	67,587
Pal Co. Ltd.	2,800	82,797
Paltac Corp.	4,900	59,051
Panasonic Corp.	423,900	4,934,566
Paramount Bed Holdings Co. Ltd.	3,100	87,935
PARK24 Co. Ltd.	19,900	297,333
Penta-Ocean Construction Co. Ltd.	57,900	184,383
Pigeon Corp.	6,700	409,991
Pilot Corp.	3,300	181,919
Pioneer Corp.[a,b]	62,200	158,129
Plenus Co. Ltd.	4,900	87,986
Pola Orbis Holdings Inc.	4,600	186,495
Premier Investment Corp.	42	183,391
Press Kogyo Co. Ltd.	26,000	101,815
Prima Meat Packers Ltd.	38,000	89,149
Proto Corp.	4,100	56,468
Raito Kogyo Co. Ltd.	11,600	111,028
Rakuten Inc.	154,500	1,714,446
Recruit Holdings Co. Ltd.[a]	27,000	889,925
Relo Holdings Inc.	2,600	180,670
Rengo Co. Ltd.	37,000	159,413
Resona Holdings Inc.	428,500	2,401,939
Resorttrust Inc.	13,100	310,834
Ricoh Co. Ltd.	134,400	1,376,310

Security	Shares	Value

Ricoh Leasing Co. Ltd.	3,400	$93,261
Riken Corp.	21,000	80,549
Ringer Hut Co. Ltd.	6,700	102,677
Rinnai Corp.	7,200	630,052
Riso Kagaku Corp.	3,100	92,360
Rohm Co. Ltd.	18,500	1,100,709
Rohto Pharmaceutical Co. Ltd.	17,600	249,152
Round One Corp.	14,200	84,360
Royal Holdings Co. Ltd.	6,400	101,334
Ryobi Ltd.	29,000	77,347
Ryohin Keikaku Co. Ltd.	4,300	573,436
Ryosan Co. Ltd.	5,100	105,726
Ryoyo Electro Corp.	9,000	87,828
Saint Marc Holdings Co. Ltd.	1,800	93,609
Saizeriya Co. Ltd.	6,900	101,495
Sakai Chemical Industry Co. Ltd.	32,000	95,339
Sakata Seed Corp.	5,900	87,154
San-A & Co. Ltd.	3,800	127,113
San-in Godo Bank Ltd. (The)	29,000	220,401
Sanden Corp.	22,000	123,634
Sangetsu Co. Ltd.	6,000	149,645
Sanken Electric Co. Ltd.	21,000	161,661
Sankyo Co. Ltd.	9,200	330,726
Sankyo Tateyama Inc.	5,700	100,470
Sankyu Inc.	53,000	242,059
Sanrio Co. Ltd.[b]	9,900	283,917
Santen Pharmaceutical Co. Ltd.	14,200	830,935
Sanwa Holdings Corp.	43,300	294,319
Sanyo Shokai Ltd.	37,000	89,443
Sanyo Special Steel Co. Ltd.	24,000	80,924
Sapporo Holdings Ltd.	63,000	268,061
Sato Holdings Corp.	4,800	123,698
Sawada Holdings Co. Ltd.	8,200	56,615
Sawai Pharmaceutical Co. Ltd.	6,200	362,250
SBI Holdings Inc.	40,600	451,614
SCREEN Holdings Co. Ltd.	42,000	222,541
SCSK Corp.	9,800	256,485
Secom Co. Ltd.	40,400	2,432,901
Sega Sammy Holdings Inc.	36,100	559,670
Seibu Holdings Inc.[b]	22,900	435,510
Seikagaku Corp.	7,700	122,947
Seiko Epson Corp.	25,000	1,135,097
Seiko Holdings Corp.	28,000	134,874
Seino Holdings Co. Ltd.	30,000	231,747
Seiren Co. Ltd.	12,400	105,523
Sekisui Chemical Co. Ltd.	82,000	989,661
Sekisui House Ltd.	106,100	1,289,043
Sekisui House SI Residential Investment Corp.	179	174,042
Senko Co. Ltd.	21,000	88,604
Senshu Ikeda Holdings Inc.	45,500	233,781
Seria Co. Ltd.	3,800	157,620
Seven & I Holdings Co. Ltd.	144,200	5,506,625
Seven Bank Ltd.	121,500	498,550
Sharp Corp.[a]	295,000	721,020
Shiga Bank Ltd. (The)	45,000	246,867
Shikoku Chemicals Corp.	9,000	61,817
Shikoku Electric Power Co. Inc.[a]	35,500	475,951
Shima Seiki Manufacturing Ltd.	6,500	103,497
Shimachu Co. Ltd.	9,100	231,346
Shimadzu Corp.	46,000	394,737
Shimamura Co. Ltd.	4,200	362,285
Shimano Inc.	15,300	2,000,785
Shimizu Corp.	117,000	842,237
Shin-Etsu Chemical Co. Ltd.	78,700	4,945,032

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Shinko Electric Industries Co. Ltd.	14,100	$81,628
Shinko Plantech Co. Ltd.	11,100	84,063
Shinsei Bank Ltd.	318,000	692,137
Shionogi & Co. Ltd.	57,600	1,465,369
Ship Healthcare Holdings Inc.	8,400	192,270
Shiseido Co. Ltd.	68,800	1,125,852
Shizuoka Bank Ltd. (The)	103,000	1,042,817
Shizuoka Gas Co. Ltd.	15,100	98,193
SHO-BOND Holdings Co. Ltd.	4,700	178,810
Shochiku Co. Ltd.	20,000	185,719
Showa Corp.	10,600	111,479
Showa Denko K.K.	289,000	376,379
Showa Sangyo Co. Ltd.	17,000	65,510
Showa Shell Sekiyu K.K.	37,900	319,482
SIIX Corp.	4,000	68,329
Sintokogio Ltd.	14,300	97,328
SKY Perfect JSAT Holdings Inc.	36,000	217,403
SMC Corp.	10,700	2,965,514
SoftBank Corp.	183,800	13,016,263
Sohgo Security Services Co. Ltd.	11,800	271,146
Sojitz Corp.	244,600	357,829
Sompo Japan Nipponkoa Holdings Inc.	65,100	1,596,360
Sony Corp.	200,200	3,700,231
Sony Financial Holdings Inc.	34,700	541,061
Sosei Group Corp.[a]	2,900	108,001
Sotetsu Holdings Inc.	73,000	271,540
Square Enix Holdings Co. Ltd.	14,800	301,928
Stanley Electric Co. Ltd.	28,300	560,169
Star Micronics Co. Ltd.	7,800	116,543
Starbucks Coffee Japan Ltd.	7,200	93,769
Start Today Co. Ltd.	11,100	235,555
Sugi Holdings Co. Ltd.	7,700	330,721
Sumco Corp.[b]	23,700	310,771
Sumitomo Bakelite Co. Ltd.	39,000	151,679
Sumitomo Chemical Co. Ltd.	282,000	950,859
Sumitomo Corp.	214,400	2,249,091
Sumitomo Dainippon Pharma Co. Ltd.	30,600	351,570
Sumitomo Electric Industries Ltd.	146,600	1,936,054
Sumitomo Forestry Co. Ltd.	27,400	282,787
Sumitomo Heavy Industries Ltd.	109,000	591,160
Sumitomo Metal Mining Co. Ltd.	100,000	1,350,520
Sumitomo Mitsui Financial Group Inc.	243,700	9,563,874
Sumitomo Mitsui Trust Holdings Inc.	641,000	2,538,727
Sumitomo Osaka Cement Co. Ltd.	76,000	233,210
Sumitomo Real Estate Sales Co. Ltd.	5,100	115,643
Sumitomo Realty & Development Co. Ltd.	69,000	2,520,142
Sumitomo Riko Co. Ltd.	8,200	68,976
Sumitomo Rubber Industries Inc.	32,500	438,919
Sumitomo Warehouse Co. Ltd. (The)	30,000	161,367
Sundrug Co. Ltd.	6,500	309,620
Suntory Beverage & Food Ltd.	26,600	943,178
Suruga Bank Ltd.	35,200	719,354
Suzuken Co. Ltd.	13,600	358,364
Suzuki Motor Corp.	70,800	2,307,371
Sysmex Corp.	28,100	1,181,852
T&D Holdings Inc.	114,800	1,440,824
T-Gaia Corp.	7,400	73,271
Tachi-S Co. Ltd.	7,500	93,528
Tadano Ltd.	21,000	306,650
Taiheiyo Cement Corp.	224,000	807,243
Taikisha Ltd.	5,900	128,942
Taisei Corp.	199,000	1,091,700
Taisho Pharmaceutical Holdings Co. Ltd.	6,000	416,395
Taiyo Holdings Co. Ltd.	3,600	114,964

Security	Shares	Value

Taiyo Nippon Sanso Corp.[b]	46,000	$406,226
Taiyo Yuden Co. Ltd.	21,600	215,220
Takara Holdings Inc.	34,000	263,556
Takasago Thermal Engineering Co. Ltd.	12,500	158,780
Takashimaya Co. Ltd.	49,000	408,679
Takata Corp.	7,600	96,335
Takeda Pharmaceutical Co. Ltd.	150,300	6,441,429
Tamron Co. Ltd.	4,500	87,668
TDK Corp.	23,700	1,302,279
Teijin Ltd.	177,000	424,718
Tekken Corp.[b]	23,000	98,069
Temp Holdings Co. Ltd.	8,800	278,667
Terumo Corp.	59,100	1,440,268
THK Co. Ltd.	22,700	554,819
Toa Corp.	47,000	84,688
Toagosei Co. Ltd.	42,000	180,581
Tobu Railway Co. Ltd.	190,000	947,415
TOC Co. Ltd.	12,900	91,596
Tocalo Co. Ltd.	5,400	99,951
Tochigi Bank Ltd. (The)	24,000	95,696
Toda Corp.	40,000	174,836
Toho Bank Ltd. (The)	44,000	158,958
Toho Co. Ltd.	22,600	511,652
Toho Gas Co. Ltd.	85,000	453,414
Toho Holdings Co. Ltd.	10,900	138,553
Toho Titanium Co. Ltd.[a]	9,900	62,082
Toho Zinc Co. Ltd.	37,000	123,108
Tohoku Electric Power Co. Inc.	88,400	1,082,674
Tokai Carbon Co. Ltd.	48,000	122,028
Tokai Corp. (GIFU)	2,800	83,547
TOKAI Holdings Corp.	20,900	101,233
Tokai Rika Co. Ltd.	11,500	214,808
Tokai Tokyo Financial Holdings Inc.	45,500	299,938
Token Corp.	2,010	90,186
Tokio Marine Holdings Inc.	133,700	4,189,716
TOKO Inc.	23,000	60,729
Tokuyama Corp.	65,000	184,961
Tokyo Broadcasting System Holdings Inc.	7,600	83,183
Tokyo Dome Corp.	40,000	166,273
Tokyo Electric Power Co. Inc.[a]	283,200	1,002,903
Tokyo Electron Ltd.	32,800	2,033,451
Tokyo Gas Co. Ltd.	465,000	2,637,233
Tokyo Ohka Kogyo Co. Ltd.	8,500	236,185
Tokyo Seimitsu Co. Ltd.	7,400	117,959
Tokyo Steel Manufacturing Co. Ltd.	20,100	105,605
Tokyo Tatemono Co. Ltd.	81,000	682,797
Tokyo TY Financial Group Inc.[a]	5,100	163,548
Tokyotokeiba Co. Ltd.[b]	36,000	100,834
Tokyu Corp.	215,000	1,396,191
Tokyu Fudosan Holdings Corp.	96,400	666,429
TOKYU REIT Inc.	198	272,878
TOMONY Holdings Inc.	27,500	119,955
Tomy Co. Ltd.	15,500	79,916
TonenGeneral Sekiyu K.K.	54,000	468,686
Top REIT Inc.	36	147,558
Topcon Corp.	15,400	350,434
Toppan Forms Co. Ltd.	11,700	108,332
Toppan Printing Co. Ltd.	105,000	699,657
Topre Corp.	7,500	103,631
TOPY Industries Ltd.	43,000	82,084
Toray Industries Inc.	279,000	1,838,431
Torii Pharmaceutical Co. Ltd.	2,600	72,941
Toshiba Corp.	773,000	3,334,577
Toshiba Machine Co. Ltd.	24,000	93,555

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Toshiba Tec Corp.	26,000	$180,438
Tosoh Corp.	103,000	435,502
Totetsu Kogyo Co. Ltd.	5,400	120,567
TOTO Ltd.	56,000	613,425
Towa Bank Ltd. (The)	132,000	116,569
Toyo Corp.	10,200	92,806
Toyo Engineering Corp.	26,000	132,429
Toyo Ink SC Holdings Co. Ltd.	39,000	177,423
Toyo Seikan Group Holdings Ltd.	32,900	387,093
Toyo Suisan Kaisha Ltd.	16,900	578,132
Toyo Tanso Co. Ltd.	3,200	58,145
Toyo Tire & Rubber Co. Ltd.	18,500	296,548
Toyobo Co. Ltd.	173,000	243,825
Toyoda Gosei Co. Ltd.	12,600	238,277
Toyota Boshoku Corp.[b]	13,900	155,609
Toyota Industries Corp.	31,300	1,454,645
Toyota Motor Corp.	526,900	30,540,977
Toyota Tsusho Corp.	40,300	988,582
TPR Co. Ltd.	4,700	109,173
Trans Cosmos Inc.	5,600	102,953
Trend Micro Inc.	20,200	662,192
Trusco Nakayama Corp.	4,900	129,335
TS Tech Co. Ltd.	10,400	247,511
TSI Holdings Co. Ltd.	16,200	100,722
Tsubakimoto Chain Co.	30,000	232,550
Tsukuba Bank Ltd. (The)	27,300	92,051
Tsumura & Co.	11,800	263,041
Tsuruha Holdings Inc.	6,600	385,621
TV Asahi Holdings Corp.	5,200	80,803
UACJ Corp.	47,000	168,538
Ube Industries Ltd.	211,000	319,968
ULVAC Inc.[a]	7,500	90,852
Unicharm Corp.	71,700	1,645,956
Unipres Corp.	7,100	139,080
United Arrows Ltd.	4,600	169,876
United Urban Investment Corp.	486	759,097
Unitika Ltd.[a,b]	237,000	103,590
Universal Entertainment Corp.	3,300	51,220
UNY Co. Ltd.	36,700	191,840
Ushio Inc.	23,000	237,581
USS Co. Ltd.	42,400	657,719
Valor Co. Ltd.	7,500	120,222
Vital KSK Holdings Inc.	7,500	63,222
VT Holdings Co. Ltd.	19,500	76,014
Wacoal Holdings Corp.	19,000	195,754
Watami Co. Ltd.[b]	6,100	70,628
Weathernews Inc.	3,300	89,046
Welcia Holdings Co. Ltd.	4,200	139,744
West Japan Railway Co.	30,700	1,450,038
Xebio Co. Ltd.	4,800	74,031
Yahoo! Japan Corp.	282,800	1,001,486
Yakult Honsha Co. Ltd.	16,900	913,554
Yamada Denki Co. Ltd.	167,600	527,745
Yamagata Bank Ltd. (The)	29,000	135,293
Yamaguchi Financial Group Inc.	40,000	373,578
Yamaha Corp.	33,200	444,523
Yamaha Motor Co. Ltd.	51,500	947,723
Yamanashi Chuo Bank Ltd. (The)	27,000	120,182
Yamato Holdings Co. Ltd.	69,600	1,464,887
Yamato Kogyo Co. Ltd.	7,800	248,392
Yamazaki Baking Co. Ltd.	22,000	269,248
Yamazen Corp.	12,100	93,148
Yaoko Co. Ltd.	1,900	115,249
Yaskawa Electric Corp.	45,000	563,579

Security	Shares	Value

Yellow Hat Ltd.	3,800	$80,471
Yodogawa Steel Works Ltd.	15,000	57,937
Yokogawa Electric Corp.	41,800	561,161
Yokohama Reito Co. Ltd.	13,700	100,943
Yokohama Rubber Co. Ltd. (The)	41,000	361,340
Yondoshi Holdings Inc.	4,800	84,992
Yoshinoya Holdings Co. Ltd.	12,800	145,578
Yuasa Trading Co. Ltd.	6,300	117,228
Zenkoku Hosho Co. Ltd.	10,100	313,527
Zenrin Co. Ltd.	6,600	80,127
Zensho Holdings Co. Ltd.[b]	17,900	160,789
Zeon Corp.	34,000	309,050

		608,131,338
LUXEMBOURG — 0.04%
Altice SAa	16,826	1,047,530

		1,047,530
NETHERLANDS — 2.59%
Aalberts Industries NV	19,955	531,160
Accell Group NV	5,662	90,306
AEGON NV	345,596	2,811,885
Akzo Nobel NV	46,166	3,066,173
AMG Advanced Metallurgical Group NVa	11,980	98,839
Amsterdam Commodities NV	3,891	87,361
Arcadis NV	11,775	361,815
ASM International NV	9,356	374,171
ASML Holding NV	68,280	6,796,792
BE Semiconductor Industries NV	6,575	124,968
BinckBank NV	12,176	120,532
Boskalis Westminster NV	16,870	898,615
Brunel International NV	5,103	114,508
Corbion NV	15,173	244,757
Corio NV	13,260	644,768
Delta Lloyd NV	39,405	897,310
Eurocommercial Properties NV	7,985	364,161
Fiat Chrysler Automobiles[a,b]	168,505	1,880,024
Gemalto NVb	15,245	1,165,320
Grontmij NVa	19,242	88,453
Heineken Holding NV	19,321	1,251,275
Heineken NV	44,182	3,298,643
ING Groep NV CVA[a]	737,454	10,542,343
Koninklijke Ahold NV	176,855	2,955,900
Koninklijke BAM Groep NVb	44,140	105,795
Koninklijke DSM NV	32,745	2,049,875
Koninklijke KPN NV	615,073	2,016,726
Koninklijke Philips NV	185,886	5,191,266
Koninklijke Ten Cate NV	5,687	128,076
Koninklijke Vopak NV	13,887	695,265
Nieuwe Steen Investments NV	26,429	131,260
Nutreco NV	13,912	696,430
OCI NVa	16,581	577,319
PostNL NVa	86,657	367,301
Randstad Holding NV	24,777	1,091,786
Reed Elsevier NV	135,462	3,116,915
Royal Imtech NVa	18,297	99,719
SBM Offshore NVa,b	36,599	457,678
SNS REAAL NVa,b	3,991	0
TKH Group NV	7,540	228,425
TNT Express NV	84,224	488,683
TomTom NVa,b	21,249	153,934
Unilever NV CVA	310,897	12,053,789

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

USG People NV	14,753	$147,687
VastNed Retail NV	3,717	169,679
Wereldhave NV	4,069	333,413
Wolters Kluwer NV	57,233	1,526,647
Ziggo NV	27,975	1,366,420

		72,004,167
NEW ZEALAND — 0.25%
Air New Zealand Ltd.	107,720	168,429
Argosy Property Ltd.	112,422	92,700
Auckland International Airport Ltd.	187,224	563,633
Chorus Ltd.	81,370	133,558
Contact Energy Ltd.	76,714	369,990
Fisher & Paykel Healthcare Corp. Ltd.	113,543	493,737
Fletcher Building Ltd.	131,016	876,489
Freightways Ltd.	29,331	130,055
Goodman Property Trust	169,366	144,925
Infratil Ltd.	102,123	227,600
Kathmandu Holdings Ltd.	48,775	119,897
Kiwi Income Property Trust	140,984	132,154
Meridian Energy Ltd.	255,254	326,635
Metlifecare Ltd.	25,395	85,143
Mighty River Power Ltd.	146,411	321,179
New Zealand Oil & Gas Ltd.	96,716	55,298
Nuplex Industries Ltd.	40,823	100,032
Precinct Properties New Zealand Ltd.	142,278	121,746
Ryman Healthcare Ltd.	75,550	446,067
Sky Network Television Ltd.	79,437	393,010
SKYCITY Entertainment Group Ltd.	115,273	350,613
Spark New Zealand Ltd.	361,514	887,255
Trade Me Group Ltd.	94,233	287,351
Warehouse Group Ltd.(The)	17,602	42,584
Z Energy Ltd.	43,765	140,946

		7,011,026
NORWAY — 0.93%
Akastor ASA[b]	28,941	99,671
Aker ASA Class A	5,630	137,185
Aker Solutions ASAa.c	30,989	200,595
Archer Ltd.[a,b]	58,278	56,111
Atea ASA	18,137	198,134
Austevoll Seafood ASA	22,002	142,747
Bakkafrost P/F	8,952	218,794
BW LPG Ltd.[b,c]	15,675	148,368
BW Offshore Ltd.	77,285	94,674
Det norske oljeselskap ASA[a,b]	20,525	132,557
DNB ASA	186,728	3,426,989
DNO ASA[a,b]	117,200	284,710
Fred Olsen Energy ASA	9,395	100,129
Gjensidige Forsikring ASA	39,913	724,240
Golden Ocean Group Ltd.[b]	66,588	80,929
Hoegh LNG Holdings Ltd.[a]	13,180	169,850
Kvaerner ASA	48,134	63,599
Leroey Seafood Group ASA	4,969	187,690
Marine Harvest ASA	60,898	861,466
Nordic Semiconductor ASA[a,b]	24,033	135,277
Norsk Hydro ASA	255,436	1,427,960
Norwegian Air Shuttle ASA[a,b]	5,879	189,494
Norwegian Property ASA[a]	131,029	199,911
Opera Software ASA	24,951	311,934
Orkla ASA	154,806	1,182,084
Petroleum Geo-Services ASA[b]	51,140	253,390

Security	Shares	Value

Prosafe SE	49,310	$225,697
REC Silicon ASA[a,b]	379,926	151,835
Salmar ASA	11,848	213,232
Schibsted ASA[b]	14,834	784,218
Seadrill Ltd.	73,581	1,653,420
Songa Offshore SEa	180,084	62,153
SpareBank 1 SMN	24,347	216,386
Statoil ASA	214,276	4,856,203
Stolt-Nielsen Ltd.[b]	7,141	128,519
Storebrand ASA[a]	91,200	467,145
Subsea 7 SA	55,857	601,098
Telenor ASA	145,179	3,260,130
TGS-NOPEC Geophysical Co. ASA[b]	19,933	465,034
Thin Film Electronics ASA[a]	83,507	51,457
Tomra Systems ASA	33,118	247,735
Yara International ASA	34,800	1,596,439

		26,009,189
PORTUGAL — 0.20%
Altri SGPS SA	31,903	89,176
Banco BPI SAa,b,d	82,766	161,872
Banco Comercial Portugues SA Registered[a,b]	7,077,212	798,034
BANIF — Banco Internacional do Funchal SAa,b	8,835,034	79,700
CTT-Correios Portugal SA	21,690	200,826
Energias de Portugal SA	448,006	1,925,844
Galp Energia SGPS SA Class B	72,586	1,051,756
Jeronimo Martins SGPS SAb	49,045	428,849
NOS SGPS	36,431	208,732
Portucel SA	25,500	94,761
Portugal Telecom SGPS SA Registered[b]	101,964	166,970
Redes Energeticas Nacionais SA	44,480	137,818
Semapa — Sociedade de Investimento e Gestao SGPS SA	11,923	144,140
Sonae SGPS SA	168,871	226,177

		5,714,655
SINGAPORE — 1.65%
AIMS AMP Capital Industrial REIT[b]	98,675	114,372
ARA Asset Management Ltd.	99,200	131,958
Ascendas India Trust[b]	218,000	139,059
Ascendas REIT	389,000	674,811
Ascott Residence Trust	168,200	162,247
Asian Pay Television Trust	261,000	173,594
Biosensors International Group Ltd.[a]	220,000	106,962
Boustead Singapore Ltd.	64,000	91,606
Cache Logistics Trust	183,000	166,558
Cambridge Industrial Trust[b]	295,000	159,490
CapitaCommercial Trust	397,000	515,745
CapitaLand Ltd.	508,000	1,252,711
CapitaMall Trust Management Ltd.	448,000	686,550
CapitaRetail China Trust	133,220	168,922
CDL Hospitality Trusts	138,000	185,181
Chip Eng Seng Corp. Ltd.	173,000	118,429
City Developments Ltd.	81,000	595,449
ComfortDelGro Corp. Ltd.	403,000	827,631
COSCO Corp. (Singapore) Ltd.[b]	209,000	96,737
CWT Ltd.[b]	61,000	76,636
DBS Group Holdings Ltd.	325,000	4,672,112
Ezion Holdings Ltd.[b]	262,040	307,803
Ezra Holdings Ltd.[b]	187,000	118,557
First REIT	108,000	103,337
First Resources Ltd.[b]	120,000	194,166
Frasers Centrepoint Trust	126,000	190,642

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Frasers Commercial Trust	138,000	$152,439
Genting Singapore PLC	1,184,000	1,013,147
Global Logistic Properties Ltd.	608,000	1,300,661
GMG Global Ltd.[b]	1,353,000	65,256
Golden Agri-Resources Ltd.	1,359,000	549,732
GuocoLeisure Ltd.[b]	123,000	88,028
Ho Bee Land Ltd.[b]	35,000	54,181
Hong Leong Asia Ltd.	57,000	61,190
Hutchison Port Holdings Trust	1,084,000	731,700
Hyflux Ltd.[b]	160,000	125,710
Indofood Agri Resources Ltd.[b]	126,000	81,844
Jardine Cycle & Carriage Ltd.	21,000	651,809
Keppel Corp. Ltd.	276,000	2,026,791
Keppel Infrastructure Trust[b]	71,000	57,993
Keppel Land Ltd.	137,000	355,955
Keppel REIT	321,880	305,479
KrisEnergy Ltd.[a,b]	69,000	44,282
Lippo Malls Indonesia Retail Trust	436,000	125,492
M1 Ltd.[b]	76,000	206,332
Mapletree Commercial Trust	265,000	294,788
Mapletree Greater China Commercial Trust	373,000	274,201
Mapletree Industrial Trust[b]	231,000	265,053
Mapletree Logistics Trust	296,000	270,556
Midas Holdings Ltd.[b]	527,000	133,236
Neptune Orient Lines Ltd.[a,b]	180,000	116,919
Noble Group Ltd.	845,000	785,511
Olam International Ltd.[b]	99,000	164,037
OSIM International Ltd.	66,000	95,496
OUE Hospitality Trust[b]	178,500	126,359
OUE Ltd.[b]	33,000	54,166
Oversea-Chinese Banking Corp. Ltd.	552,000	4,246,814
Parkway Life REIT	81,000	150,595
Perennial China Retail Trust	203,000	83,695
Raffles Education Corp. Ltd.	348,000	92,042
Raffles Medical Group Ltd.[b]	53,000	156,671
Sabana Shari’ah Compliant Industrial REIT[b]	168,000	129,382
SATS Ltd.	128,000	308,674
SembCorp Industries Ltd.	184,000	697,067
SembCorp Marine Ltd.[b]	161,000	455,885
Singapore Airlines Ltd.	95,000	731,622
Singapore Exchange Ltd.	160,000	871,256
Singapore Post Ltd.	298,000	456,678
Singapore Press Holdings Ltd.[b]	268,000	892,291
Singapore Technologies Engineering Ltd.	292,000	851,809
Singapore Telecommunications Ltd.	1,511,000	4,443,081
SMRT Corp. Ltd.[b]	164,000	190,089
Soilbuild Business Space REIT[b]	207,000	125,601
Stamford Land Corp. Ltd.[b]	159,000	68,646
Starhill Global REIT	288,000	182,590
StarHub Ltd.	104,000	334,127
Suntec REIT[b]	440,000	610,968
Super Group Ltd.[b]	101,000	92,711
Swiber Holdings Ltd.[b]	271,000	83,271
Tat Hong Holdings Ltd.[b]	90,000	54,959
Tiger Airways Holdings Ltd.[a,b]	307,400	75,326
United Engineers Ltd.[b]	75,000	167,445
United Overseas Bank Ltd.	242,000	4,329,833
UOL Group Ltd.	90,000	451,575
Vard Holdings Ltd.[a,b]	123,000	65,543
Venture Corp. Ltd.[b]	46,000	276,608
Wheelock Properties (Singapore) Ltd.	51,000	71,412
Wilmar International Ltd.	357,000	888,681
Wing Tai Holdings Ltd.	76,000	105,827
Yangzijiang Shipbuilding	377,000	331,396

Security	Shares	Value

Yanlord Land Group Ltd.[b]	129,000	$109,883
Ying Li International Real Estate Ltd.[a,b]	525,000	108,226

		45,901,887
SPAIN — 3.38%
Abengoa SA Class Bb	90,736	382,316
Abertis Infraestructuras SA	80,735	1,679,644
Acciona SAa,b	5,521	384,807
Acerinox SA	26,404	391,521
Actividades de Construcciones y Servicios SA	36,278	1,343,128
Almirall SAa	15,246	250,233
Amadeus IT Holding SA Class A	73,484	2,697,596
Atresmedia Corporacion de Medios de Comunicacion SA	15,801	231,428
Banco Bilbao Vizcaya Argentaria SA	1,139,764	12,720,721
Banco de Sabadell SA	662,143	1,908,078
Banco Popular Espanol SA	345,136	1,974,434
Banco Santander SA	2,306,537	20,309,945
Bankia SAa	894,052	1,598,466
Bankinter SA	135,807	1,119,945
Bolsas y Mercados Espanoles	1,895	71,987
CaixaBank SA	350,688	1,911,730
Construcciones y Auxiliar de Ferrocarriles SA	425	141,401
Corporacion Financiera Alba SA	3,497	192,650
Distribuidora Internacional de Alimentacion SA	125,044	793,365
Duro Felguera SA	27,199	123,020
Ebro Foods SA	15,854	283,452
Enagas SA	12,699	425,608
Ence Energia y Celulosa SA	46,802	101,151
FAES FARMA SA	62,683	145,291
Ferrovial SA	82,213	1,676,917
Fomento de Construcciones y Contratas SAa,b	13,447	246,820
Gamesa Corporacion Tecnologica SAa	48,621	479,419
Gas Natural SDG SA	71,522	2,061,925
Grifols SA	29,851	1,217,194
Grupo Catalana Occidente SA	10,224	307,816
Iberdrola SA	1,002,771	7,087,196
Inditex SA	210,271	5,905,201
Indra Sistemas SAb	21,912	241,591
Inmobiliaria Colonial SAa	412,966	290,782
International Consolidated Airlines Group SAa	206,661	1,349,262
Jazztel PLC[a]	45,843	731,744
Liberbank SAa	320,208	272,808
Mapfre SA	191,416	654,963
Mediaset Espana Comunicacion SAa	41,499	519,473
Melia Hotels International SAb	13,592	135,724
NH Hotel Group SAa,b	41,916	191,160
Obrascon Huarte Lain SAb	9,140	266,419
Pescanova SAa	498	0
Promotora de Informaciones SAa,b	278,528	78,518
Prosegur Compania de Seguridad SAb	59,772	350,478
Red Electrica Corporacion SA	7,050	615,126
Repsol SA	195,379	4,360,942
Sacyr SAa,b	69,283	303,209
Tecnicas Reunidas SA	6,610	325,056
Telefonica SA	783,292	11,771,736
Tubacex SA	25,534	108,451
Tubos Reunidos SA	38,945	113,934
Viscofan SA	9,385	550,767
Zardoya Otis SA	36,550	425,422
Zeltia SAa,b	49,218	160,638

		93,982,608

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

SWEDEN — 3.17%
AAK AB	5,111	$276,468
AF AB	14,290	215,791
Alfa Laval AB	60,813	1,247,446
Arcam ABa	3,289	76,000
Assa Abloy AB Class B	64,401	3,403,565
Atlas Copco AB Class A	125,766	3,621,599
Atlas Copco AB Class B	78,331	2,064,058
Avanza Bank Holding ABb	5,073	160,754
Axfood AB	3,758	230,804
Axis Communications ABb	8,877	241,470
Betsson AB	7,375	259,611
Bilia AB	4,039	114,071
Billerud AB	34,719	505,285
BioGaia AB Class B	4,597	116,785
Boliden AB	53,142	873,941
Castellum AB	29,598	452,754
CDON Group ABa,b	18,296	49,447
Clas Ohlson AB Class B	7,350	126,634
East Capital Explorer ABa	13,151	86,545
Electrolux AB Class B	46,164	1,306,896
Elekta AB Class B	71,935	734,879
Fabege AB	26,782	342,545
Fastighets AB Balder Class Ba,b	18,274	237,060
Fingerprint Cards ABa,b	13,581	72,491
Getinge AB Class B	38,581	894,111
Hakon Invest AB	14,663	584,519
Hennes & Mauritz AB Class B	181,485	7,202,749
Hexagon AB Class B	48,525	1,629,467
Hexpol AB	4,865	429,289
HIQ International AB	21,017	113,602
Holmen AB Class B	8,007	264,006
Hufvudstaden AB Class A	20,987	271,262
Husqvarna AB Class B	81,353	603,531
Industrial & Financial Systems Class B	4,166	129,479
Industrivarden AB Class C	24,992	435,994
Indutrade AB	6,896	277,694
Intrum Justitia AB	16,304	483,375
Investment AB Kinnevik Class B	45,770	1,446,654
Investor AB Class B	87,533	3,125,059
JM AB	15,784	507,844
Klovern AB	19,464	98,632
Kungsleden ABb	34,306	212,783
LE Lundbergfortagen AB	7,099	297,285
Lindab International ABa	12,924	118,146
Loomis AB Class B	12,692	348,161
Lundin Petroleum ABa	42,612	602,882
Meda AB Class A	45,424	595,403
Medivir ABa,b	7,650	128,960
Mekonomen AB	4,677	98,277
Millicom International Cellular SA SDR	12,671	1,030,768
Modern Times Group MTG AB Class B	11,704	360,439
NCC AB Class B	16,991	498,003
Net Entertainment NE ABa	7,977	245,770
Nibe Industrier AB Class B	16,745	443,501
Nobia AB	24,068	195,139
Nordea Bank AB	581,370	7,439,713
Nordnet AB	21,125	74,220
Oriflame Cosmetics SA SDR[b]	10,731	186,336
Peab AB	38,962	263,248
Ratos AB Class B	39,353	263,284
Rezidor Hotel Group ABa	21,202	92,827

Security	Shares	Value

Saab AB Class B	12,877	$347,145
Sandvik AB	203,869	2,228,709
Securitas AB Class B	60,045	661,284
Skandinaviska Enskilda Banken AB Class A	290,634	3,715,277
Skanska AB Class B	72,154	1,464,482
SKF AB Class B	76,231	1,522,508
SSAB AB Class Aa	55,095	398,681
SSAB AB Class Ba	21,226	135,899
Svenska Cellulosa AB Class B	111,761	2,493,394
Svenska Handelsbanken AB Class A	94,935	4,516,957
Swedbank AB Class A	172,697	4,557,647
Swedish Match AB	38,977	1,261,969
Swedish Orphan Biovitrum ABa	32,996	376,766
Tele2 AB Class B	59,894	758,362
Telefonaktiebolaget LM Ericsson Class B	579,299	6,810,447
TeliaSonera AB	449,808	3,102,962
Trelleborg AB Class B	47,161	803,622
Unibet Group PLC SDR	5,224	300,370
Volvo AB Class B	294,081	3,375,856
Wallenstam AB Class B	16,764	251,905
Wihlborgs Fastigheter AB	14,562	254,334

		88,147,887
SWITZERLAND — 8.60%
ABB Ltd. Registered	416,718	9,118,480
Actelion Ltd. Registered	19,698	2,341,370
Adecco SA Registered	32,347	2,186,267
AFG Arbonia-Forster Holding AG Registered[a]	5,242	127,721
Allreal Holding AG Registered	2,445	323,392
Aryzta AG	16,631	1,414,356
Ascom Holding AG Registered	11,435	167,524
Baloise Holding AG Registered	8,937	1,122,638
Banque Cantonale Vaudoise Registered	386	206,546
Barry Callebaut AG Registered	407	425,839
Basilea Pharmaceutica AG Registered[a]	2,089	189,702
BKW AG	3,398	102,210
Bossard Holding AG	1,623	164,079
Bucher Industries AG Registered	1,468	372,167
Burckhardt Compression Holding AG	622	265,939
Cembra Money Bank AG	4,939	278,394
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	169	847,414
Chocoladefabriken Lindt & Sprugli AG Registered	19	1,137,592
Clariant AG Registered	56,274	979,365
Compagnie Financiere Richemont SA Class A Bearer	99,225	8,345,643
Cosmo Pharmaceuticals SpA	1,004	158,145
Credit Suisse Group AG Registered	288,331	7,663,262
Daetwyler Holding AG Bearer	1,568	198,434
Dufry AG Registered[a,b]	5,511	793,053
EFG International AGa	14,353	148,981
Emmi AG	522	183,862
EMS-Chemie Holding AG Registered	1,581	567,958
Flughafen Zurich AG Registered	718	456,933
Forbo Holding AG Registered	272	282,188
Galenica Holding AG Registered	858	733,684
GAM Holding AG	32,299	550,370
Gategroup Holding AGa	6,388	143,696
Geberit AG Registered	7,146	2,433,850
Georg Fischer AG Registered	828	477,039
Givaudan SA Registered	1,735	2,889,714
Helvetia Holding AG Registered	1,223	580,399
Holcim Ltd. Registered	43,418	3,074,380
Huber & Suhner AG Registered	3,404	167,821
Implenia AG Registered[a]	3,943	212,216

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Inficon Holding AG Registered[b]	433	$134,968
Intershop Holdings AG Bearer	283	104,385
Julius Baer Group Ltd.	42,877	1,874,658
Kaba Holding AG Class B Registered	679	323,291
Komax Holding AG Registered	1,063	156,393
Kudelski SA Bearer	8,742	111,268
Kuehne & Nagel International AG Registered	10,073	1,310,343
Kuoni Reisen Holding AG Class B Registered	790	215,055
Leonteq AG	835	181,584
Logitech International SA Registered	30,899	436,622
Lonza Group AG Registered	10,242	1,126,945
Meyer Burger Technology AGa,b	18,489	155,412
Micronas Semiconductor Holding AG Registered	14,350	95,870
Mobilezone Holding AG Bearer[a]	13,707	145,978
Mobimo Holding AG Registered	1,176	231,547
Nestle SA Registered	614,155	44,923,385
Nobel Biocare Holding AG Registered	24,806	438,155
Novartis AG Registered	438,359	40,672,719
OC Oerlikon Corp. AG Registered	37,595	474,600
Orascom Development Holding AGa	3,177	55,456
Panalpina Welttransport Holding AG Registered	2,598	336,070
Pargesa Holding SA Bearer	5,238	406,816
Partners Group Holding AG	3,397	902,678
PSP Swiss Property AG Registered	7,487	641,776
Rieter Holding AG Registered	759	139,821
Roche Holding AG Genusschein	133,916	39,474,226
Schindler Holding AG Participation Certificates	8,822	1,231,936
Schindler Holding AG Registered	3,521	476,320
Schmolz + Bickenbach AG Registered[a]	128,925	155,388
Schweiter Technologies AG Bearer	218	156,968
SGS SA Registered	1,027	2,253,648
Siegfried Holding AG Registered[a]	1,115	171,342
Sika AG Bearer	406	1,446,912
Sonova Holding AG Registered	10,232	1,592,554
St Galler Kantonalbank AG Registered	384	138,846
Straumann Holding AG Registered	2,008	494,046
Sulzer AG Registered	4,699	534,127
Swatch Group AG (The) Bearer	5,896	2,791,020
Swatch Group AG (The) Registered	9,253	781,619
Swiss Life Holding AG Registered	6,057	1,387,046
Swiss Prime Site AG Registered	10,050	763,318
Swiss Re AG	66,369	5,358,067
Swisscom AG Registered	4,324	2,545,115
Swisslog Holding AG Registered[a]	90,409	125,875
Swissquote Group Holding SA Registered	3,024	94,259
Syngenta AG Registered	17,659	5,464,024
Tecan AG Registered	2,314	243,794
Temenos Group AG Registered[a]	12,503	435,841
Transocean Ltd.[b]	70,621	2,078,750
U-Blox AG	1,529	206,048
UBS AG Registered	696,971	12,093,528
Valiant Holding AG Registered	3,262	285,207
Valora Holding AG Registered	699	144,673
Vetropack Holding AG Bearer	61	104,006
Vontobel Holding AG Registered	6,031	219,007
Zehnder Group AG Bearer	3,071	120,613
Zurich Insurance Group AGa	28,219	8,526,246

		239,322,787
UNITED KINGDOM — 21.04%
3i Group PLC	185,823	1,179,939
888 Holdings PLC	54,645	111,902
Abcam PLC	46,137	295,064

Security	Shares	Value

Aberdeen Asset Management PLC	175,603	$1,219,272
Admiral Group PLC	36,888	787,853
Advanced Computer Software Group PLC	102,624	177,318
Advanced Medical Solutions Group PLC	60,146	113,545
Afren PLC[a]	196,924	243,375
Aggreko PLC	48,693	1,185,660
Al Noor Hospitals Group PLC	8,947	145,858
Alent PLC	44,540	240,850
AMEC PLC	55,355	921,020
Amerisur Resources PLC[a,b]	176,569	153,954
Amlin PLC	96,609	703,865
Anglo American PLC	265,052	5,582,528
Anglo Pacific Group PLC	34,944	73,655
Antofagasta PLC	73,906	830,625
ARM Holdings PLC	267,813	3,749,028
Ashmore Group PLC	68,772	350,539
Ashtead Group PLC	96,520	1,612,118
ASOS PLC[a,b]	10,538	447,781
Associated British Foods PLC	68,248	3,006,996
AstraZeneca PLC	240,419	17,475,850
Avanti Communications Group PLC[a,b]	25,988	98,225
AVEVA Group PLC	12,764	313,658
Aviva PLC	561,760	4,682,389
Babcock International Group PLC	47,832	837,938
BAE Systems PLC	600,959	4,410,142
Balfour Beatty PLC	131,989	324,557
Bank of Georgia Holdings PLC	6,901	282,638
Barclays PLC	3,113,473	11,994,456
Barratt Developments PLC	188,036	1,259,873
BBA Aviation PLC	88,364	500,022
Beazley PLC	102,097	427,950
Bellway PLC	23,458	656,387
Berendsen PLC	33,349	538,869
Berkeley Group Holdings PLC (The)	24,513	894,150
Betfair Group PLC	15,713	304,175
BG Group PLC	649,424	10,805,395
BHP Billiton PLC	398,763	10,274,355
Big Yellow Group PLC	32,563	284,704
Bodycote PLC	38,482	384,168
Booker Group PLC	289,738	650,342
Bovis Homes Group PLC	27,253	367,118
BP PLC	3,503,517	25,166,890
Brewin Dolphin Holdings PLC	58,233	264,493
British American Tobacco PLC	358,039	20,317,511
British Land Co. PLC (The)	176,803	2,060,621
British Sky Broadcasting Group PLC	194,826	2,761,593
Britvic PLC	48,238	525,166
BT Group PLC	1,504,162	8,843,638
BTG PLC[a]	70,882	856,174
Bunzl PLC	61,470	1,666,909
Burberry Group PLC	83,809	2,052,791
Bwin.Party Digital Entertainment PLC[a]	161,408	231,502
Cable & Wireless Communications PLC	496,058	382,841
Cairn Energy PLC[a]	121,380	281,769
Cape PLC	27,321	118,890
Capita PLC	122,336	2,147,039
Capital & Counties Properties PLC	140,947	769,385
Carillion PLC	82,134	437,043
Carnival PLC	34,327	1,366,360
Catlin Group Ltd.	68,021	583,837
Centamin PLC	224,822	184,157
Centrica PLC	968,177	4,685,534
Chemring Group PLC	49,692	193,781
Chesnara PLC	32,993	181,840

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Chime Communications PLC	26,705	$118,452
Cineworld Group PLC	42,461	227,569
Clarkson PLC	3,639	130,992
Clinigen Healthcare Ltd.[a]	15,238	113,848
Close Brothers Group PLC	30,149	706,144
Cobham PLC	214,719	999,294
Coca-Cola HBC AG	36,554	794,755
COLT Group SAa	73,397	162,045
Compass Group PLC	314,576	5,062,937
Computacenter PLC	17,978	178,181
Crest Nicholson Holdings PLC	45,652	245,037
Croda International PLC	25,431	933,738
CSR PLC	33,855	453,885
Daily Mail & General Trust PLC Class A NVS	55,909	707,518
Dairy Crest Group PLC	29,695	197,869
Dart Group PLC	28,316	118,236
DCC PLC	15,858	886,442
De La Rue PLC	20,051	167,611
Debenhams PLC	245,902	255,321
Derwent London PLC	17,804	846,251
Devro PLC	38,051	166,191
Diageo PLC	477,059	14,028,027
Dialight PLC	7,371	101,415
Dignity PLC	11,905	299,025
Diploma PLC	25,504	283,782
Direct Line Insurance Group PLC	282,152	1,245,866
Dixons Carphone PLC	186,557	1,179,526
Domino Printing Sciences PLC	23,416	225,896
Domino’s Pizza Group PLC	33,745	343,087
Drax Group PLC	78,724	748,752
DS Smith PLC	175,897	744,889
Dunelm Group PLC	18,194	245,523
easyJet PLC	31,108	746,522
Electrocomponents PLC	79,702	291,746
Elementis PLC	91,038	384,363
EnQuest PLC[a,b]	134,578	149,421
Enterprise Inns PLC[a]	108,348	221,702
Entertainment One Ltd.	44,998	225,473
Essentra PLC	46,249	507,951
esure Group PLC	64,121	249,689
Evraz PLC	71,332	147,444
Experian PLC	187,979	2,822,426
Faroe Petroleum PLC[a]	54,605	80,153
Fenner PLC	43,954	216,585
Fidessa Group PLC	8,075	302,429
FirstGroup PLC[a]	235,516	422,758
Foxtons Group PLC	55,096	148,260
Fresnillo PLC	45,917	512,385
Friends Life Group Ltd.	269,026	1,391,917
G4S PLC	295,523	1,207,984
Galliford Try PLC	17,756	347,701
Gem Diamonds Ltd.[a]	29,824	74,076
Genus PLC	16,341	322,868
GKN PLC	304,370	1,548,488
GlaxoSmithKline PLC	923,857	20,951,099
Glencore PLC[a]	2,014,979	10,312,495
Go-Ahead Group PLC (The)	8,881	349,523
Grafton Group PLC Units	43,337	440,956
Grainger PLC	95,193	287,836
Great Portland Estates PLC	65,344	717,671
Greencore Group PLC	84,193	353,443
Greene King PLC	38,644	495,833
Greggs PLC	21,941	212,369
Gulf Keystone Petroleum Ltd.[a,b]	180,618	192,882

Security	Shares	Value

Halfords Group PLC	37,659	$298,653
Halma PLC	70,509	702,767
Hammerson PLC	137,796	1,351,376
Hansteen Holdings PLC	170,901	289,821
Hargreaves Lansdown PLC	46,763	743,274
Hargreaves Services PLC	12,711	133,199
Hays PLC	280,356	553,034
Helical Bar PLC	28,321	158,922
Henderson Group PLC	211,123	712,008
Highland Gold Mining Ltd.	63,134	38,382
Hikma Pharmaceuticals PLC	29,180	884,654
Hiscox Ltd.[b]	62,295	678,702
Home Retail Group PLC	158,182	463,872
Homeserve PLC	60,192	332,228
Howden Joinery Group PLC	127,305	697,158
HSBC Holdings PLC	3,637,140	37,211,704
Hunting PLC	26,299	309,457
ICAP PLC	106,855	715,604
IG Group Holdings PLC	71,146	684,075
Imagination Technologies Group PLC[a,b]	44,703	136,063
IMI PLC	51,217	1,001,300
Imperial Tobacco Group PLC	182,524	7,916,414
Inchcape PLC	77,667	863,576
Informa PLC	109,293	841,040
Inmarsat PLC	80,330	880,334
Innovation Group PLC	310,081	133,942
InterContinental Hotels Group PLC	44,713	1,694,642
Intermediate Capital Group PLC	78,896	517,635
International Personal Finance PLC	47,230	367,075
Interserve PLC	30,359	307,690
Intertek Group PLC	29,807	1,298,032
Intu Properties PLC	156,479	852,167
Investec PLC	102,903	941,679
IQE PLC[a,b]	237,199	64,512
ITE Group PLC	61,868	168,513
ITV PLC	737,378	2,394,778
J Sainsbury PLC	235,518	925,027
Jardine Lloyd Thompson Group PLC	25,762	392,576
JD Wetherspoon PLC	18,214	245,502
John Menzies PLC	12,791	101,346
John Wood Group PLC	71,410	756,303
Johnson Matthey PLC	38,480	1,830,859
Jupiter Fund Management PLC	74,351	425,367
KAZ Minerals PLC[a,b]	58,480	215,373
Kcom Group PLC	134,135	199,574
Keller Group PLC	15,616	208,360
Kier Group PLC	11,236	267,841
Kingfisher PLC	446,812	2,162,366
Ladbrokes PLC	184,505	348,608
Laird PLC	56,490	284,683
Lancashire Holdings Ltd.[b]	37,422	400,527
Land Securities Group PLC	146,765	2,599,256
Legal & General Group PLC	1,128,688	4,171,237
Lloyds Banking Group PLC[a]	10,869,044	13,412,004
London Stock Exchange Group PLC	42,578	1,372,585
LondonMetric Property PLC	123,379	290,950
Lonmin PLC[a,b]	92,301	257,828
Lookers PLC	74,422	165,201
Majestic Wine PLC[b]	19,273	116,475
Man Group PLC	337,154	667,772
Marks & Spencer Group PLC	305,114	1,985,250
Marston’s PLC	98,323	237,211
Mears Group PLC	26,366	186,443
Meggitt PLC	147,996	1,068,075

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Melrose Industries PLC	201,372	$825,064
Michael Page International PLC	56,582	351,681
Micro Focus International PLC	28,386	450,500
Millennium & Copthorne Hotels PLC	23,105	209,958
Mitchells & Butlers PLC[a]	41,457	252,035
Mitie Group PLC	70,522	339,489
Mondi PLC	69,446	1,169,916
Moneysupermarket.com Group PLC	94,961	303,847
Monitise PLC[a,b]	361,093	187,751
Morgan Advanced Materials PLC	60,255	272,327
Morgan Sindall Group PLC	11,448	126,191
N Brown Group PLC	31,387	168,319
National Express Group PLC	88,548	352,742
National Grid PLC	706,936	10,472,975
Next PLC	29,263	3,017,316
Northgate PLC	28,976	227,150
Ocado Group PLC[a,b]	95,680	380,694
Old Mutual PLC	919,739	2,847,243
Ophir Energy PLC[a,b]	101,425	300,676
Optimal Payments PLC[a]	36,003	253,869
Oxford Instruments PLC	12,169	210,260
Pace PLC	61,251	339,544
Pan African Resources PLC[b]	401,210	77,025
Paragon Group of Companies PLC (The)	62,584	361,451
Pearson PLC	155,389	2,908,608
Pennon Group PLC	66,819	891,014
Persimmon PLC[a]	57,361	1,342,580
Petra Diamonds Ltd.[a]	78,429	208,288
Petrofac Ltd.	49,145	833,421
Phoenix Group Holdings[b]	36,234	436,506
Playtech Ltd.	38,057	429,851
Premier Farnell PLC	78,244	236,838
Premier Foods PLC[a]	177,177	93,541
Premier Oil PLC	105,822	436,623
Primary Health Properties PLC	27,981	157,798
Provident Financial PLC	27,208	924,114
Prudential PLC	487,538	11,251,315
QinetiQ Group PLC	125,393	405,031
Quindell PLC[b]	70,264	150,632
Quintain Estates and Development PLC[a]	116,996	153,484
Randgold Resources Ltd.	17,731	1,043,335
Reckitt Benckiser Group PLC	123,008	10,331,697
Redefine International PLC	103,697	85,936
Redrow PLC	52,394	242,163
Reed Elsevier PLC	217,786	3,578,322
Regus PLC	126,149	398,190
Renishaw PLC	6,937	197,325
Rentokil Initial PLC	349,030	687,943
Restaurant Group PLC (The)	40,987	443,601
Rexam PLC	128,354	977,452
Rightmove PLC	19,128	645,700
Rio Tinto PLC	242,051	11,506,986
Rockhopper Exploration PLC[a,b]	98,336	115,632
Rolls-Royce Holdings PLC	358,094	4,829,516
Rotork PLC	16,490	674,048
Royal Bank of Scotland Group PLC[a]	472,202	2,931,153
Royal Dutch Shell PLC Class A	750,787	26,851,615
Royal Dutch Shell PLC Class B	465,951	17,238,560
Royal Mail PLC	123,482	871,602
RPC Group PLC	36,875	321,225
RPS Group PLC	51,153	191,826
RSA Insurance Group PLC[a]	194,321	1,502,504
SABMiller PLC	183,105	10,326,147
Sage Group PLC (The)	207,648	1,254,740

Security	Shares	Value

Salamander Energy PLC[a]	64,801	$109,892
Savills PLC	26,054	268,435
Schroders PLC	23,137	892,449
SDL PLC[a]	22,115	139,223
SEGRO PLC	134,589	818,655
Senior PLC	84,641	362,229
Serco Group PLC	105,456	502,261
Severn Trent PLC	45,109	1,440,465
Shaftesbury PLC	50,574	579,321
Shanks Group PLC	101,634	158,128
Shire PLC	112,356	7,483,102
SIG PLC	123,013	288,118
Smith & Nephew PLC	170,756	2,887,553
Smiths Group PLC	72,630	1,353,695
SOCO International PLC[a]	39,003	204,980
Spectris PLC	22,059	635,945
Speedy Hire PLC	130,961	129,901
Spirax-Sarco Engineering PLC	13,742	626,576
Spirent Communications PLC	133,916	160,791
Spirit Pub Co. PLC	144,638	245,861
Sports Direct International PLC[a]	52,221	538,452
SSE PLC	183,613	4,697,112
St James’s Place PLC	100,766	1,201,017
St. Modwen Properties PLC	41,852	242,786
Stagecoach Group PLC	83,219	515,243
Standard Chartered PLC	465,468	6,996,999
Standard Life PLC	449,164	2,829,107
Stobart Group Ltd.	71,611	113,708
Stock Spirits Group PLC	44,338	216,349
SuperGroup PLC[a]	9,116	121,049
SVG Capital PLC[a]	46,254	315,978
Synergy Health PLC	11,706	349,836
Synthomer PLC	58,481	190,209
TalkTalk Telecom Group PLC	98,943	475,040
Tate & Lyle PLC	88,560	858,597
Taylor Wimpey PLC	618,608	1,171,780
Telecity Group PLC	42,438	523,126
Telecom plus PLC	15,356	346,890
Tesco PLC	1,548,466	4,300,613
Thomas Cook Group PLC[a]	286,506	569,291
Tipp24 SE	1,685	80,952
Travis Perkins PLC	46,433	1,227,201
TT electronics PLC	46,155	123,684
TUI Travel PLC	90,831	579,229
Tullett Prebon PLC	50,607	230,017
Tullow Oil PLC	174,702	1,357,796
UBM PLC	46,122	419,855
UDG Healthcare PLC	50,022	263,451
Ultra Electronics Holdings PLC	13,202	368,565
Unilever PLC	242,594	9,757,180
UNITE Group PLC (The)	39,880	272,434
United Utilities Group PLC	129,154	1,765,627
Vectura Group PLC[a]	86,403	163,805
Vedanta Resources PLC	17,554	230,848
Vesuvius PLC	42,208	287,798
Victrex PLC	16,072	435,574
Vodafone Group PLC	5,023,439	16,660,170
W.S. Atkins PLC	20,695	449,287
Weir Group PLC (The)	40,361	1,474,167
WH Smith PLC	24,429	439,680
Whitbread PLC	34,154	2,384,544
William Hill PLC	168,832	973,731
Wm Morrison Supermarkets PLC	414,895	1,027,515
Wolseley PLC	49,505	2,627,081

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Workspace Group PLC	23,926	$251,295
WPP PLC	253,441	4,938,592
Xaar PLC	24,735	110,011
Xchanging PLC	65,753	199,870
Xcite Energy Ltd.[a,b]	99,177	72,987

		585,805,896

TOTAL COMMON STOCKS (Cost: $2,745,220,011)		2,749,149,583

PREFERRED STOCKS — 0.54%

GERMANY — 0.53%
Bayerische Motoren Werke AG	10,018	801,542
Biotest AG	1,626	164,444
Draegerwerk AG & Co. KGaA[b]	1,483	144,278
Fuchs Petrolub SE	13,887	538,326
Henkel AG & Co. KGaA	34,228	3,378,423
Jungheinrich AG	3,478	196,091
Porsche Automobil Holding SE	28,941	2,368,878
Sartorius AG	1,940	211,465
Sixt SE	3,292	91,792
STO SE & Co. KGaA	527	88,081
Volkswagen AG	30,876	6,578,309

		14,561,629
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	57,149	254,187

		254,187
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC[a]	30,767,220	49,223

		49,223

TOTAL PREFERRED STOCKS (Cost: $16,060,889)		14,865,039

RIGHTS — 0.02%

FRANCE — 0.01%
Numericable Group SAa,b	7,288	216,043

		216,043
SPAIN — 0.01%
Banco Santander SAa	2,201,927	419,337

		419,337

TOTAL RIGHTS (Cost: $620,191)		635,380

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.91%

MONEY MARKET FUNDS — 1.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	41,864,422	$41,864,422
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	2,421,371	2,421,371
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	8,958,230	8,958,230

		53,244,023

TOTAL SHORT-TERM INVESTMENTS (Cost: $53,244,023)		53,244,023

TOTAL INVESTMENTS IN SECURITIES — 101.22% (Cost: $2,815,145,114)		2,817,894,025
Other Assets, Less Liabilities — (1.22)%		(34,050,388)

NET ASSETS — 100.00%		$2,783,843,637

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of October 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE E-Mini	198	Dec. 2014	NYSE LIFFE	$18,176,400	$(259,960)

See accompanying notes to schedules of investments.

25

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.87%

AUSTRIA — 0.46%
ams AG	1,800	$64,336
Andritz AG	1,665	80,356
CA Immobilien Anlagen AG	2,475	47,367
Erste Group Bank AG	6,075	154,587
IMMOFINANZ AGa	22,140	66,907
Mayr-Melnhof Karton AG	405	43,420
Oesterreichische Post AG	1,035	50,476
OMV AG	3,465	108,901
Raiffeisen International Bank Holding AG	2,655	56,616
Schoeller-Bleckmann Oilfield Equipment AG	405	34,931
UNIQA Insurance Group AG	3,375	37,575
Vienna Insurance Group AG	1,080	51,906
Voestalpine AG	2,475	99,090
Wienerberger AG	3,015	36,453

		932,921
BELGIUM — 1.97%
Ackermans & van Haaren NV	765	95,358
Ageas	4,995	166,751
Agfa-Gevaert NVa	4,995	12,592
Anheuser-Busch InBev NV	17,235	1,902,624
Arseus NV	990	39,568
Befimmo SA	900	69,348
Belgacom SA	3,375	127,321
bpost SA	1,845	45,666
Cofinimmo SA	585	67,900
Colruyt SA	1,710	77,868
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	2,250	153,665
Elia System Operator SA	1,575	78,064
Euronav SAa	1,395	14,769
Groupe Bruxelles Lambert SA	1,890	168,719
Ion Beam Applications SAa	540	9,425
KBC Ancora SCA[a]	1,350	39,046
KBC Groep NVa	5,310	284,411
NV Bekaert SA	1,215	38,133
Nyrstar NVa	5,625	18,958
RHJ International SAa	1,665	9,079
Solvay SA	1,305	177,728
Telenet Group Holding NVa	1,305	73,781
ThromboGenics NVa	675	5,934
UCB SA	2,565	206,929
Umicore SA	2,430	95,112

		3,978,749
DENMARK — 2.47%
A.P. Moeller-Maersk A/S Class A	90	204,365
A.P. Moeller-Maersk A/S Class B	135	314,501
Carlsberg A/S Class B	2,295	202,039
Christian Hansen Holding A/S	2,385	95,948
Coloplast A/S Class B	2,475	215,386
Danske Bank A/S	14,085	386,215
DSV A/S	4,140	123,764
FLSmidth & Co. A/S	1,170	52,977
Genmab A/Sa	1,170	50,988

Security	Shares	Value

GN Store Nord A/S	3,870	$90,027
Jyske Bank A/S Registered[a]	1,710	92,108
NKT Holding A/S	810	41,980
Novo Nordisk A/S Class B	42,840	1,937,620
Novozymes A/S Class B	5,265	244,158
Pandora A/S	2,520	212,091
Rockwool International A/S Class B	270	39,290
Royal Unibrew A/Sa	315	51,432
SimCorp A/S	1,440	43,388
Spar Nord Bank AS	4,230	42,721
Sydbank A/Sa	2,070	65,645
TDC A/S	18,090	137,970
Topdanmark A/Sa	2,475	78,739
TrygVesta A/S	495	53,492
Vestas Wind Systems A/Sa	4,860	162,631
William Demant Holding A/Sa	585	44,322

		4,983,797
FINLAND — 1.44%
Amer Sports OYJ Class A	2,250	43,047
Cargotec Corp. OYJ Class B	1,125	33,856
Caverion Corp.	4,185	33,610
Citycon OYJ	11,835	38,256
Elisa OYJ	2,925	80,258
Fortum OYJ	9,360	216,835
Huhtamaki OYJ	1,665	42,180
Kemira OYJ	2,880	37,166
Kesko OYJ Class B	1,305	49,411
Kone OYJ Class B	6,480	278,475
Konecranes OYJ	1,395	38,993
Metso OYJ	2,295	74,847
Neste Oil OYJ	2,790	60,299
Nokia OYJ	80,145	668,755
Nokian Renkaat OYJ	2,250	63,400
Orion OYJ Class B	2,115	71,785
Outokumpu OYJ[a]	4,867	27,477
Outotec OYJ	4,050	26,767
Sampo OYJ Class A	9,090	434,713
Sponda OYJ	8,415	38,483
Stora Enso OYJ Class R	10,620	87,486
Tieto OYJ	1,620	41,020
UPM-Kymmene OYJ	10,845	171,477
Uponor OYJ	2,295	30,479
Valmet OYJ	3,870	40,875
Wartsila OYJ Abp	3,060	141,700
YIT OYJ	4,050	26,995

		2,898,645
FRANCE — 13.72%
Accor SA	3,645	153,034
Aeroports de Paris	720	85,121
Airbus Group NV	12,645	754,123
Alcatel-Lucent[a]	60,750	186,326
ALSTOM[a]	4,680	162,773
ALTEN	900	38,474
Altran Technologies SA	4,635	45,499
Aperam[a]	1,440	41,361
ArcelorMittal	21,780	284,889
Arkema SA	1,215	74,926
Atos SA	1,755	121,134
AXA SA	38,475	887,460
BNP Paribas SA	22,590	1,419,113

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2014

Security	Shares	Value

Boiron SA	135	$12,002
Bollore	135	63,936
BOURBON SA	1,440	37,346
Bouygues SA	4,185	144,455
Bureau Veritas SA	4,995	123,475
Cap Gemini SA	3,195	209,998
Carrefour SA	13,095	383,425
Casino Guichard-Perrachon SA	1,215	124,492
CGG[a]	3,870	22,343
Christian Dior SA	1,170	206,911
CNP Assurances SA	3,690	68,932
Compagnie de Saint-Gobain	9,450	405,458
Compagnie Generale des Etablissements Michelin Class B	3,960	343,285
Compagnie Plastic Omnium SA	1,440	32,728
Credit Agricole SA	21,555	318,539
Danone SA	12,195	828,434
Dassault Systemes SA	2,790	176,772
Edenred SA	4,635	128,339
Eiffage SA	900	47,794
Electricite de France SA	5,400	159,331
Essilor International SA	4,410	486,778
Etablissements Maurel et Prom[a]	2,610	31,219
Euler Hermes Group	405	39,660
Eurazeo	945	63,166
Eurofins Scientific SE	225	56,846
Eutelsat Communications SA	3,465	112,266
Faurecia	1,440	46,530
Fonciere des Regions	585	53,725
GDF Suez	31,095	754,050
Gecina SA	495	66,980
Genfit[a]	360	18,448
Groupe Eurotunnel SA Registered	11,115	140,374
Groupe Fnac[a]	180	7,544
Havas SA	6,615	53,457
Icade	765	60,853
Iliad SA	585	127,899
Imerys SA	765	54,834
Ingenico SA	1,080	107,533
Ipsen SA	945	46,460
Ipsos SA	1,170	30,337
JCDecaux SA	1,530	50,741
Kering	1,665	321,152
Klepierre	1,935	83,641
Korian-Medica	1,170	42,320
L’Air Liquide SA	7,335	884,540
L’Oreal SA	5,175	811,118
Lafarge SA	4,005	277,538
Lagardere SCA	2,835	68,962
Legrand SA	5,715	307,464
LVMH Moet Hennessy Louis Vuitton SA	5,940	1,007,306
M6-Metropole Television	2,205	38,138
Mercialys	1,980	43,723
Natixis SA	20,565	141,481
Neopost SA	945	65,605
Nexans SAa	810	24,707
Nexity	1,080	38,754
Numericable Group SAa	945	34,928
Orange	39,870	635,154
Orpea SA	1,035	63,061
Pernod Ricard SA	4,590	522,346
PSA Peugeot Citroen SAa	8,640	102,383
Publicis Groupe SA	3,825	264,873
Rallye SA	900	34,809
Remy Cointreau SA	675	48,011

Security	Shares	Value

Renault SA	4,095	$303,887
Rexel SA	5,715	95,984
Rubis SCA	990	58,211
Safran SA	5,850	370,138
Sanofi	25,515	2,354,745
Schneider Electric SE	11,115	875,666
SCOR SE	3,330	101,968
SEB SA	540	44,173
SES SA Class A FDR	6,840	236,099
Societe BIC SA	675	84,123
Societe Generale	15,345	738,557
Societe Television Francaise 1	2,700	40,137
Sodexo	1,935	186,361
Soitec SAa	3,330	8,261
Solocal Group[a]	15,840	9,725
Sopra Group SA	225	16,861
STMicroelectronics NV	14,085	93,865
Suez Environnement SA	6,525	109,793
Technicolor SA Registered[a]	6,975	41,134
Technip SA	2,205	159,460
Teleperformance SA	1,350	85,011
Thales SA	2,025	100,445
Total SA	46,035	2,735,056
Ubisoft Entertainment SAa	2,655	48,001
Unibail-Rodamco SE	1,980	507,188
Valeo SA	1,665	186,349
Vallourec SA	2,385	87,553
Veolia Environnement	9,090	151,871
Vicat SA	540	36,913
Vinci SA	10,350	589,698
Vivendi SA	25,740	628,062
Wendel	720	79,330
Zodiac Aerospace	4,140	126,226

		27,654,793
GERMANY — 12.19%
Aareal Bank AG	1,260	53,943
Adidas AG	4,410	320,743
AIXTRON SEa	3,150	38,326
Allianz SE Registered	9,720	1,542,977
Alstria Office REIT AG	3,510	43,511
Aurubis AG	1,035	53,932
Axel Springer SE	945	51,847
BASF SE	19,620	1,726,633
Bayer AG Registered	17,775	2,526,566
Bayerische Motoren Werke AG	7,110	760,041
Bechtle AG	540	41,954
Beiersdorf AG	2,070	167,437
Bilfinger Berger SE	1,035	66,744
Brenntag AG	3,375	163,222
Celesio AG	1,350	44,484
Commerzbank AGa	21,015	316,351
Continental AG	2,385	468,096
CTS Eventim AG & Co. KGaA	1,440	37,960
Daimler AG Registered	20,610	1,601,756
Deutsche Bank AG Registered	29,565	921,605
Deutsche Boerse AG	4,185	285,817
Deutsche EuroShop AG	1,170	52,281
Deutsche Lufthansa AG Registered	5,265	77,773
Deutsche Post AG Registered	20,700	649,802
Deutsche Telekom AG Registered	66,870	1,007,053
Deutsche Wohnen AG Bearer	6,030	135,839
Dialog Semiconductor PLC[a]	1,665	57,200

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2014

Security	Shares	Value

DMG MORI SEIKI AG	1,575	$40,187
Drillisch AG	1,215	42,152
Duerr AG	630	44,100
E.ON SE	43,065	740,818
ElringKlinger AG	1,080	32,956
Fraport AG	900	55,614
Freenet AG	3,105	81,248
Fresenius Medical Care AG & Co. KGaA	4,770	349,616
Fresenius SE & Co. KGaA	8,370	430,482
GAGFAH SAa	3,465	64,685
GEA Group AG	4,050	186,199
Gerresheimer AG	945	52,504
Gerry Weber International AG	855	34,311
Hannover Rueck SE Registered	1,395	116,211
HeidelbergCement AG	3,015	205,194
Heidelberger Druckmaschinen AGa	3,060	7,787
Henkel AG & Co. KGaA	2,520	228,936
Hochtief AG	540	39,911
Hugo Boss AGa	720	95,486
Indus Holding AG	1,125	51,581
Infineon Technologies AG	24,390	236,551
K+S AG Registered	3,780	105,446
Kabel Deutschland Holding AGa	540	73,069
Kloeckner & Co. SEa	2,835	33,286
Krones AG	495	47,401
KUKA AG	855	53,722
Lanxess AG	2,025	105,240
LEG Immobilien AG	1,170	80,697
LEONI AG	855	48,902
Linde AG	4,005	738,379
MAN SE	810	92,240
Merck KGaA	2,880	260,054
METRO AGa	3,600	114,655
MorphoSys AGa	585	55,506
MTU Aero Engines Holding AG	1,215	106,361
Muenchener Rueckversicherungs-Gesellschaft AG Registered	3,870	760,522
Nordex SEa	2,025	34,200
NORMA Group SE	945	44,169
Osram Licht AGa	1,980	69,362
Pfeiffer Vacuum Technology AG	450	34,978
ProSiebenSat.1 Media AG Registered	4,680	188,543
QIAGEN NVa	5,490	128,936
Rational AG	180	56,313
Rheinmetall AG	990	42,483
Rhoen Klinikum AG	2,520	75,081
RTL Group SAa	900	83,962
RWE AG	10,665	377,615
Salzgitter AG	1,080	32,489
SAP SE	19,755	1,342,497
Siemens AG Registered	17,010	1,916,147
Software AG	1,575	39,555
Stada Arzneimittel AG	1,575	60,670
Suedzucker AG	2,205	30,652
Symrise AG	2,880	161,925
TAG Immobilien AG	3,690	43,144
Telefonica Deutschland Holding AG	12,136	59,620
ThyssenKrupp AGa	9,765	234,598
TUI AG	3,870	59,057
United Internet AG Registered	2,790	109,080
Volkswagen AG	630	133,949
Wacker Chemie AG	405	48,829
Wincor Nixdorf AG	900	41,304

Security	Shares	Value

Wirecard AG	2,745	$98,207

		24,573,267
IRELAND — 0.57%
Bank of Ireland[a]	561,735	220,289
C&C Group PLC	8,100	36,068
CRH PLC	15,255	337,726
Glanbia PLC	3,960	55,866
Kerry Group PLC Class A	3,420	232,200
Kingspan Group PLC	3,195	49,958
Paddy Power PLC	945	68,908
Ryanair Holdings PLC SP ADR[a]	855	47,487
Smurfit Kappa Group PLC	4,860	100,287

		1,148,789
ISRAEL — 0.00%
Plus500 Ltd.	765	6,248

		6,248
ITALY — 3.79%
A2A SpA	38,070	38,087
Ansaldo STS SpA	4,638	53,228
Assicurazioni Generali SpA	25,515	522,353
Atlantia SpA	9,270	218,350
Autogrill SpA[a]	4,725	31,968
Azimut Holding SpA	2,655	62,005
Banca Carige SpA[a]	115,020	9,626
Banca Generali SpA	1,665	44,121
Banca Monte dei Paschi di Siena SpA[a]	92,256	70,277
Banca Popolare dell’Emilia Romagna SCa	10,898	82,880
Banca Popolare di Milano Scrl[a]	98,460	73,893
Banca Popolare di Sondrio Scrl	8,640	34,575
Banco Popolare SCa	8,010	115,812
Brembo SpA	1,170	38,744
Buzzi Unicem SpA	2,520	34,004
CNH Industrial NV	20,790	169,311
Credito Valtellinese SCa	29,385	30,355
Davide Campari-Milano SpA	8,505	61,112
De’Longhi SpA	1,980	38,650
Enel Green Power SpA	44,820	109,952
Enel SpA	143,415	731,317
Eni SpA	54,495	1,160,706
Exor SpA	2,565	111,676
Finmeccanica SpA[a]	9,675	87,156
GTECH SpA	1,845	42,926
Hera SpA	23,805	62,633
Intesa Sanpaolo SpA	252,360	739,233
Intesa Sanpaolo SpA RNC	21,285	54,243
Italcementi SpA	3,960	22,605
Luxottica Group SpA	3,645	185,550
Mediaset SpA[a]	16,110	53,771
Mediobanca SpA[a]	13,950	122,695
Mediolanum SpA	5,625	37,810
Moncler SPA	2,565	35,543
Pirelli & C. SpA	5,445	72,859
Prysmian SpA	4,770	82,473
Recordati SpA	3,285	56,798
Saipem SpA[a]	5,940	93,028
Salvatore Ferragamo SpA	1,530	36,115
Snam SpA	46,170	249,318
Telecom Italia SpA[a]	215,955	244,190

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2014

Security	Shares	Value

Telecom Italia SpA RNC	130,995	$117,020
Tenaris SA	10,170	200,049
Terna SpA	35,910	180,776
Tod’s SpA	360	33,129
UniCredit SpA	95,445	688,799
Unione di Banche Italiane SpA	19,395	151,754
Unipol Gruppo Finanziario SpA	7,335	35,382
UnipolSai SpA	22,005	59,000
World Duty Free SpA[a]	3,285	27,802
Yoox SpA[a]	1,440	26,576

		7,642,235
LUXEMBOURG — 0.06%
Altice SAa	1,800	112,062

		112,062
NETHERLANDS — 4.01%
Aalberts Industries NV	2,475	65,879
AEGON NV	39,285	319,636
Akzo Nobel NV	5,175	343,704
Arcadis NV	1,620	49,778
ASM International NV	1,440	57,589
ASML Holding NV	7,785	774,942
Boskalis Westminster NV	2,115	112,660
Corbion NV	2,205	35,569
Corio NV	1,440	70,020
Delta Lloyd NV	4,590	104,521
Eurocommercial Properties NV	1,170	53,359
Fiat Chrysler Automobiles[a]	19,485	217,396
Fugro NV CVA	1,620	22,367
Gemalto NV	1,755	134,151
Heineken Holding NV	2,250	145,715
Heineken NV	4,995	372,928
ING Groep NV CVA[a]	82,485	1,179,172
Koninklijke Ahold NV	20,340	339,957
Koninklijke BAM Groep NV	8,640	20,708
Koninklijke DSM NV	3,825	239,450
Koninklijke KPN NV	69,615	228,256
Koninklijke Philips NV	20,925	584,376
Koninklijke Vopak NV	1,665	83,360
Nutreco NV	1,845	92,360
OCI NVa	1,935	67,373
PostNL NVa	10,710	45,395
Randstad Holding NV	2,745	120,957
Reed Elsevier NV	15,120	347,904
SBM Offshore NVa	4,365	54,585
TKH Group NV	1,530	46,352
TNT Express NV	10,057	58,353
Unilever NV CVA	34,920	1,353,884
Wereldhave NV	540	44,247
Wolters Kluwer NV	6,570	175,250
Ziggo NV	2,673	130,561

		8,092,714
NORWAY — 1.45%
Akastor ASA	3,600	12,398
Aker Solutions ASA[a]	3,600	23,303
American Shipping ASA	720	4,693
Archer Ltd.[a]	1,980	1,906
Bakkafrost P/F	450	10,998
Borregaard ASA	1,035	7,206

Security	Shares	Value

BW LPG Ltd.[b]	3,150	$29,816
DNB ASA	21,555	395,595
DNO ASA[a]	15,435	37,496
Gjensidige Forsikring ASA	5,085	92,270
Hexagon Composites ASA	720	2,997
IDEX ASA[a]	3,735	1,798
Kongsberg Automotive ASA[a]	6,615	6,320
Leroey Seafood Group ASA	225	8,499
Marine Harvest ASA	8,100	114,583
Norsk Hydro ASA	32,625	182,383
Norwegian Air Shuttle ASA[a]	315	10,153
Norwegian Property ASA[a]	5,805	8,857
Opera Software ASA	3,780	47,257
Orkla ASA	18,990	145,006
Petroleum Geo-Services ASA	6,345	31,438
Prosafe SE	6,885	31,513
REC Silicon ASA[a]	67,950	27,156
REC Solar ASA[a]	360	4,823
Salmar ASA	720	12,958
Schibsted ASA	1,755	92,780
Seadrill Ltd.	8,415	189,091
Selvaag Bolig ASA	1,485	4,311
Statoil ASA	25,020	567,036
Storebrand ASA[a]	12,240	62,696
Subsea 7 SA	6,705	72,155
Telenor ASA	17,010	381,975
TGS-NOPEC Geophysical Co. ASA	2,430	56,692
Thin Film Electronics ASA[a]	6,435	3,965
Tomra Systems ASA	6,165	46,117
Yara International ASA	4,230	194,050

		2,922,290
PORTUGAL — 0.32%
Banco Comercial Portugues SA Registered[a]	820,313	92,499
BANIF — Banco Internacional do Funchal SAa	775,125	6,992
CTT-Correios Portugal SA	4,500	41,665
Energias de Portugal SA	51,750	222,458
Galp Energia SGPS SA Class B	8,685	125,844
Jeronimo Martins SGPS SA	5,850	51,152
NOS SGPS	6,615	37,901
Portugal Telecom SGPS SA Registered	14,670	24,023
Sonae SGPS SA	25,020	33,511

		636,045
SPAIN — 5.25%
Abengoa SA Class B	10,980	46,264
Abertis Infraestructuras SA	9,180	190,985
Acciona SAa	675	47,047
Acerinox SA	3,740	55,457
Actividades de Construcciones y Servicios SA	4,014	148,611
Almirall SAa	2,835	46,531
Amadeus IT Holding SA Class A	8,415	308,915
Atresmedia Corporacion de Medios de Comunicacion SA	2,925	42,841
Banco Bilbao Vizcaya Argentaria SA	127,383	1,421,701
Banco de Sabadell SA	75,690	218,114
Banco Popular Espanol SA	38,555	220,563
Banco Santander SA	258,263	2,274,105
Bankia SAa	100,530	179,736
Bankinter SA	16,245	133,966
CaixaBank SA	39,563	215,673
Carbures Europe SAa	492	3,279
Corporacion Financiera Alba SA	765	42,144

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2014

Security	Shares	Value

Distribuidora Internacional de Alimentacion SA	14,265	$90,507
Ebro Foods SA	2,385	42,641
Enagas SA	1,036	34,722
Ferrovial SA	9,142	186,471
Fomento de Construcciones y Contratas SAa	1,980	36,343
Gamesa Corporacion Tecnologica SAa	4,995	49,252
Gas Natural SDG SA	8,190	236,111
Grifols SA	3,555	144,957
Grupo Catalana Occidente SA	1,530	46,064
Iberdrola SA	113,630	803,093
Inditex SA	23,625	663,479
Indra Sistemas SA	3,015	33,242
Inmobiliaria Colonial SAa	52,695	37,104
International Consolidated Airlines Group SAa	23,040	150,425
Jazztel PLC[a]	5,850	93,377
Liberbank SAa	43,515	37,074
Mapfre SA	21,645	74,062
Mediaset Espana Comunicacion SAa	5,355	67,032
NH Hotel Group SAa	7,335	33,452
Obrascon Huarte Lain SA	1,215	35,416
Prosegur Compania de Seguridad SA	8,145	47,759
Red Electrica Corporacion SA	565	49,297
Repsol SA	21,203	473,260
Sacyr SAa	8,190	35,843
Tecnicas Reunidas SA	900	44,259
Telefonica SA	87,750	1,318,754
Viscofan SA	1,395	81,867
Zardoya Otis SA	4,376	50,934

		10,592,729
SWEDEN — 4.93%
AAK AB	855	46,249
AF AB	2,520	38,054
Alfa Laval AB	6,840	140,308
Arcam ABa	225	5,199
Assa Abloy AB Class B	7,200	380,517
Atlas Copco AB Class A	14,445	415,963
Atlas Copco AB Class B	8,370	220,553
Axis Communications AB	1,530	41,619
Betsson AB	1,305	45,938
Billerud AB	4,275	62,216
Black Earth Farming Ltd. SDR[a]	7,560	3,218
Boliden AB	6,255	102,866
Castellum AB	3,645	55,757
Electrolux AB Class B	5,175	146,503
Elekta AB Class B	8,370	85,507
Eniro ABa	1,980	2,167
Fabege AB	3,735	47,771
Fastighets AB Balder Class Ba	3,375	43,782
Fingerprint Cards ABa	1,080	5,765
Getinge AB Class B	4,545	105,330
Hakon Invest AB	1,665	66,373
Hennes & Mauritz AB Class B	20,385	809,037
Hexagon AB Class B	5,625	188,887
Hexpol AB	630	55,591
Holmen AB Class B	1,260	41,545
Hufvudstaden AB Class A	3,105	40,133
Husqvarna AB Class B	9,675	71,776
Industrivarden AB Class C	3,060	53,383
Indutrade AB	1,170	47,115
Intrum Justitia AB	2,160	64,039
Investment AB Kinnevik Class B	5,220	164,989
Investor AB Class B	9,945	355,051

Security	Shares	Value

JM AB	1,800	$57,914
LE Lundbergfortagen AB	1,035	43,343
Loomis AB Class B	1,800	49,377
Lundin Petroleum ABa	4,950	70,033
Meda AB Class A	5,715	74,910
Medivir ABa	315	5,310
Millicom International Cellular SA SDR	1,440	117,142
Modern Times Group MTG AB Class B	1,215	37,417
NCC AB Class B	1,935	56,714
Nibe Industrier AB Class B	2,025	53,633
Nordea Bank AB	64,530	825,782
Opus Group AB	2,385	3,610
Oriflame Cosmetics SA SDR	1,800	31,256
Peab AB	5,670	38,310
Ratos AB Class B	5,220	34,923
Saab AB Class B	1,710	46,099
Sandvik AB	22,770	248,923
Securitas AB Class B	7,380	81,277
Skandinaviska Enskilda Banken AB Class A	32,715	418,207
Skanska AB Class B	8,235	167,143
SKF AB Class B	8,640	172,561
SSAB AB Class Aa	6,255	45,263
Svenska Cellulosa AB Class B	12,510	279,099
Svenska Handelsbanken AB Class A	10,710	509,576
Swedbank AB Class A	19,170	505,915
Swedish Match AB	4,635	150,069
Swedish Orphan Biovitrum ABa	4,320	49,328
Tele2 AB Class B	7,110	90,025
Telefonaktiebolaget LM Ericsson Class B	65,520	770,277
TeliaSonera AB	50,085	345,507
Trelleborg AB Class B	5,445	92,783
Unibet Group PLC SDR	945	54,336
Volvo AB Class B	32,670	375,030
Vostok Nafta Investment Ltd.[a]	810	5,177
Wallenstam AB Class B	2,565	38,543
Wihlborgs Fastigheter AB	2,475	43,227

		9,941,240
SWITZERLAND — 13.45%
ABB Ltd. Registered	46,575	1,019,138
Actelion Ltd. Registered	2,340	278,140
Adecco SA Registered	3,600	243,317
Allreal Holding AG Registered	540	71,424
Aryzta AG	1,980	168,386
Baloise Holding AG Registered	1,035	130,014
Banque Cantonale Vaudoise Registered	90	48,158
Barry Callebaut AG Registered	45	47,083
Basilea Pharmaceutica AG Registered[a]	405	36,778
Bucher Industries AG Registered	225	57,042
Burckhardt Compression Holding AG	135	57,720
Cembra Money Bank AG	1,125	63,412
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	45	225,643
Chocoladefabriken Lindt & Sprugli AG Registered	2	119,746
Clariant AG Registered	6,480	112,775
Compagnie Financiere Richemont SA Class A Bearer	11,070	931,079
Cosmo Pharmaceuticals SpA	45	7,088
Credit Suisse Group AG Registered	32,355	859,931
Daetwyler Holding AG Bearer	315	39,864
Dufry AG Registered[a]	585	84,184
EMS-Chemie Holding AG Registered	180	64,663
Flughafen Zurich AG Registered	135	85,914
Forbo Holding AG Registered	45	46,686
Galenica Holding AG Registered	135	115,440

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2014

Security	Shares	Value

GAM Holding AG	4,005	$68,245
Geberit AG Registered	810	275,877
Georg Fischer AG Registered	135	77,778
Givaudan SA Registered	180	299,797
Helvetia Holding AG Registered	138	65,491
Holcim Ltd. Registered	4,815	340,945
Implenia AG Registered	720	38,751
Julius Baer Group Ltd.	4,905	214,455
Kaba Holding AG Class B Registered	135	64,277
Kuehne & Nagel International AG Registered	1,170	152,199
Kuoni Reisen Holding AG Class B Registered	135	36,750
Leonteq AG	45	9,786
Logitech International SA Registered	4,230	59,772
Lonza Group AG Registered	1,260	138,640
Meyer Burger Technology AGa	3,375	28,369
Mobimo Holding AG Registered	360	70,882
Nestle SA Registered	68,850	5,036,147
Nobel Biocare Holding AG Registered	3,285	58,024
Novartis AG Registered	49,095	4,555,232
OC Oerlikon Corp. AG Registered	4,275	53,968
Orascom Development Holding AGa	135	2,357
Panalpina Welttransport Holding AG Registered	360	46,569
Pargesa Holding SA Bearer	765	59,415
Partners Group Holding AG	405	107,620
PSP Swiss Property AG Registered	1,035	88,719
Roche Holding AG Genusschein	15,030	4,430,371
Schindler Holding AG Participation Certificates	855	119,395
Schindler Holding AG Registered	585	79,139
Schmolz + Bickenbach AG Registered[a]	3,555	4,285
SGS SA Registered	135	296,244
Sika AG Bearer	45	160,372
Sonova Holding AG Registered	1,215	189,108
Straumann Holding AG Registered	270	66,430
Sulzer AG Registered	540	61,381
Swatch Group AG (The) Bearer	675	319,528
Swatch Group AG (The) Registered	1,080	91,230
Swiss Life Holding AG Registered	720	164,879
Swiss Prime Site AG Registered	1,305	99,117
Swiss Re AG	7,425	599,431
Swisscom AG Registered	495	291,358
Syngenta AG Registered	1,935	598,725
Tecan AG Registered	495	52,151
Temenos Group AG Registered	1,710	59,609
Transocean Ltd.	7,740	227,829
UBS AG Registered	78,075	1,354,722
Valiant Holding AG Registered	675	59,017
Zurich Insurance Group AG	3,105	938,162

		27,126,173
UNITED KINGDOM — 32.79%
3i Group PLC	18,372	116,659
Abcam PLC	7,380	47,198
Aberdeen Asset Management PLC	19,260	133,729
Admiral Group PLC	4,095	87,461
Afren PLC[a]	23,535	29,087
Aggreko PLC	5,535	134,776
Alent PLC	7,833	42,357
AMEC PLC	5,985	99,581
Amerisur Resources PLC[a]	8,055	7,023
Amlin PLC	11,925	86,882
Anglo American PLC	29,880	629,333
Antofagasta PLC	8,415	94,576
AO World PLC[a]	1,485	3,941

Security	Shares	Value

ARM Holdings PLC	29,880	$418,280
Ashmore Group PLC	7,605	38,764
Ashtead Group PLC	10,620	177,380
ASOS PLC[a]	1,170	49,716
Associated British Foods PLC	7,875	346,971
AstraZeneca PLC	27,090	1,969,149
Avanti Communications Group PLC[a]	2,520	9,525
AVEVA Group PLC	1,575	38,704
Aviva PLC	62,955	524,743
Babcock International Group PLC	10,620	186,045
BAE Systems PLC	66,870	490,726
Balfour Beatty PLC	15,210	37,401
Bank of Georgia Holdings PLC	1,080	44,233
Barclays PLC	348,615	1,343,017
Barratt Developments PLC	20,745	138,995
BBA Aviation PLC	11,790	66,716
Beazley PLC	13,725	57,530
Bellway PLC	2,655	74,291
Berendsen PLC	4,725	76,349
Berkeley Group Holdings PLC (The)	2,520	91,921
Betfair Group PLC	2,700	52,267
BG Group PLC	73,260	1,218,931
BHP Billiton PLC	44,730	1,152,494
Big Yellow Group PLC	5,310	46,426
Bodycote PLC	4,995	49,865
Booker Group PLC	33,210	74,543
Bovis Homes Group PLC	3,510	47,282
BP PLC	393,930	2,829,726
Brewin Dolphin Holdings PLC	8,505	38,629
British American Tobacco PLC	40,140	2,277,810
British Land Co. PLC (The)	18,360	213,984
British Sky Broadcasting Group PLC	22,005	311,913
Britvic PLC	5,895	64,179
BT Group PLC	168,930	993,215
BTG PLC[a]	8,505	102,731
Bunzl PLC	6,930	187,924
Burberry Group PLC	9,180	224,852
Bwin.Party Digital Entertainment PLC	22,815	32,723
Cable & Wireless Communications PLC	64,485	49,767
Cairn Energy PLC[a]	15,030	34,890
Capita PLC	13,500	236,930
Capital & Counties Properties PLC	14,940	81,553
Carillion PLC	9,630	51,242
Carnival PLC	3,825	152,251
Catlin Group Ltd.	8,550	73,386
Centamin PLC	42,210	34,575
Centrica PLC	109,305	528,986
Cineworld Group PLC	7,740	41,482
Close Brothers Group PLC	3,690	86,426
Cobham PLC	24,480	113,929
Coca-Cola HBC AG	4,365	94,904
Compass Group PLC	34,471	554,793
Crest Nicholson Holdings PLC	8,055	43,235
Croda International PLC	2,835	104,091
CSR PLC	4,410	59,124
Daily Mail & General Trust PLC Class A NVS	6,435	81,434
Dairy Crest Group PLC	6,165	41,080
DCC PLC	1,800	100,618
De La Rue PLC	3,420	28,588
Debenhams PLC	34,515	35,837
Derwent London PLC	1,890	89,835
Devro PLC	2,610	11,399
Diageo PLC	53,595	1,575,973
Dignity PLC	2,115	53,124

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2014

Security	Shares	Value

Diploma PLC	4,365	$48,569
Direct Line Insurance Group PLC	31,365	138,495
Dixons Carphone PLC	18,630	117,790
Domino Printing Sciences PLC	4,140	39,939
Domino’s Pizza Group PLC	4,815	48,954
Drax Group PLC	9,270	88,168
DS Smith PLC	19,530	82,706
Dunelm Group PLC	3,015	40,687
easyJet PLC	3,465	83,152
Electrocomponents PLC	11,655	42,663
Elementis PLC	11,745	49,587
EnQuest PLC[a]	21,420	23,783
Enterprise Inns PLC[a]	19,665	40,239
Essentra PLC	5,535	60,791
esure Group PLC	10,125	39,427
Evraz PLC	4,995	10,325
Experian PLC	20,880	313,504
Fenner PLC	7,875	38,804
Fidessa Group PLC	1,260	47,190
FirstGroup PLC[a]	28,215	50,647
Flybe Group PLC[a]	4,230	8,172
Foxtons Group PLC	8,640	23,250
Fresnillo PLC	5,490	61,263
Friends Life Group Ltd.	30,645	158,555
G4S PLC	34,020	139,061
Galliford Try PLC	2,835	55,515
Genus PLC	2,610	51,569
GKN PLC	32,535	165,522
GlaxoSmithKline PLC	103,590	2,349,199
Glencore PLC	226,395	1,158,671
Go-Ahead Group PLC (The)	1,350	53,131
Grafton Group PLC Units	5,535	56,319
Grainger PLC	13,410	40,548
Great Portland Estates PLC	7,200	79,077
Greencore Group PLC	10,530	44,205
Greene King PLC	4,770	61,203
Gulf Keystone Petroleum Ltd.[a]	28,260	30,179
Halfords Group PLC	5,355	42,468
Halma PLC	9,270	92,395
Hammerson PLC	13,545	132,837
Hansteen Holdings PLC	29,880	50,672
Hargreaves Lansdown PLC	5,265	83,685
Hays PLC	33,885	66,842
Henderson Group PLC	23,400	78,916
Hikma Pharmaceuticals PLC	3,510	106,413
Hiscox Ltd.	7,830	85,308
Home Retail Group PLC	19,080	55,953
Homeserve PLC	7,920	43,714
Howden Joinery Group PLC	14,985	82,062
HSBC Holdings PLC	409,680	4,191,450
Hunting PLC	3,555	41,831
ICAP PLC	12,060	80,765
IG Group Holdings PLC	8,550	82,209
Imagination Technologies Group PLC[a]	2,880	8,766
IMI PLC	5,670	110,849
Imperial Tobacco Group PLC	20,520	889,991
Inchcape PLC	8,685	96,568
Informa PLC	11,565	88,996
Inmarsat PLC	9,225	101,096
InterContinental Hotels Group PLC	4,914	186,243
Intermediate Capital Group PLC	9,585	62,887
International Personal Finance PLC	5,490	42,669
Interserve PLC	4,410	44,696
Intertek Group PLC	3,330	145,014

Security	Shares	Value

Intu Properties PLC	15,885	$86,508
Investec PLC	11,610	106,245
ITV PLC	81,045	263,209
J Sainsbury PLC	27,450	107,813
Jardine Lloyd Thompson Group PLC	3,870	58,973
JD Wetherspoon PLC	3,330	44,884
John Wood Group PLC	8,190	86,740
Johnson Matthey PLC	4,275	203,402
Jupiter Fund Management PLC	8,505	48,658
KAZ Minerals PLC[a]	9,495	34,969
Keller Group PLC	2,790	37,226
Kier Group PLC	1,665	39,690
Kingfisher PLC	49,995	241,953
Ladbrokes PLC	20,565	38,856
Laird PLC	9,135	46,036
Lancashire Holdings Ltd.	5,715	61,168
Land Securities Group PLC	15,750	278,938
Legal & General Group PLC	125,685	464,488
Lloyds Banking Group PLC[a]	1,219,005	1,504,208
London Stock Exchange Group PLC	4,500	145,066
LondonMetric Property PLC	18,855	44,463
Lonmin PLC[a]	10,755	30,042
Man Group PLC	38,700	76,650
Marks & Spencer Group PLC	33,750	219,597
Marston’s PLC	18,360	44,295
Meggitt PLC	16,335	117,888
Melrose Industries PLC	22,770	93,294
Michael Page International PLC	7,065	43,912
Micro Focus International PLC	4,230	67,132
Millennium & Copthorne Hotels PLC	4,680	42,528
Mitchells & Butlers PLC[a]	6,345	38,574
Mitie Group PLC	10,980	52,857
Mondi PLC	7,605	128,117
Moneysupermarket.com Group PLC	14,850	47,516
Monitise PLC[a]	41,940	21,807
Morgan Advanced Materials PLC	9,000	40,676
Mothercare PLC[a]	4,465	12,501
N Brown Group PLC	5,670	30,406
National Express Group PLC	13,545	53,958
National Grid PLC	79,065	1,171,316
Next PLC	3,330	343,357
Northgate PLC	5,175	40,568
Ocado Group PLC[a]	10,890	43,329
Old Mutual PLC	100,305	310,515
Ophir Energy PLC[a]	12,375	36,686
Optimal Payments PLC[a]	2,295	16,183
Oxford Instruments PLC	1,980	34,211
Pace PLC	7,785	43,156
Paragon Group of Companies PLC (The)	8,325	48,081
Pearson PLC	17,415	325,978
Pennon Group PLC	8,325	111,012
Persimmon PLC	6,210	145,350
Petra Diamonds Ltd.[a]	16,695	44,338
Petrofac Ltd.	5,445	92,338
Phoenix Group Holdings	5,355	64,511
Playtech Ltd.	4,500	50,827
Premier Farnell PLC	12,870	38,956
Premier Foods PLC[a]	11,385	6,011
Premier Oil PLC	13,590	56,072
Provident Financial PLC	3,195	108,518
Prudential PLC	54,450	1,256,587
QinetiQ Group PLC	16,425	53,054
Quindell PLC	9,182	19,684
Randgold Resources Ltd.	2,025	119,156

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2014

Security	Shares	Value

Reckitt Benckiser Group PLC	13,725	$1,152,791
Reed Elsevier PLC	23,715	389,648
Regus PLC	16,245	51,277
Rentokil Initial PLC	45,000	88,696
Restaurant Group PLC (The)	5,175	56,009
Rexam PLC	14,175	107,947
Rightmove PLC	2,205	74,434
Rio Tinto PLC	27,270	1,296,402
Rolls-Royce Holdings PLC	40,140	541,357
Rotork PLC	1,890	77,256
Royal Bank of Scotland Group PLC[a]	52,425	325,424
Royal Dutch Shell PLC Class A	83,655	2,991,890
Royal Dutch Shell PLC Class B	52,470	1,941,207
Royal Mail PLC	13,950	98,467
RPC Group PLC	5,355	46,648
RPS Group PLC	9,045	33,919
RSA Insurance Group PLC[a]	22,320	172,580
SABMiller PLC	20,475	1,154,681
Sage Group PLC (The)	23,760	143,573
Salamander Energy PLC[a]	4,140	7,021
Savills PLC	4,275	44,045
Schroders PLC	2,340	90,259
SDL PLC[a]	1,530	9,632
SEGRO PLC	13,815	84,031
Senior PLC	11,205	47,953
Serco Group PLC	12,510	59,582
Severn Trent PLC	5,130	163,816
Shaftesbury PLC	5,850	67,011
Shire PLC	12,645	842,179
SIG PLC	16,470	38,576
Smith & Nephew PLC	19,215	324,933
Smiths Group PLC	7,875	146,776
SOCO International PLC	6,435	33,819
Spectris PLC	2,565	73,947
Speedy Hire PLC	8,550	8,481
Spirax-Sarco Engineering PLC	1,575	71,813
Spirent Communications PLC	25,920	31,122
Spirit Pub Co. PLC	9,720	16,522
Sports Direct International PLC[a]	5,895	60,784
SSE PLC	20,880	534,143
St James’s Place PLC	11,250	134,087
St. Modwen Properties PLC	7,065	40,984
Stagecoach Group PLC	10,935	67,703
Standard Chartered PLC	51,615	775,886
Standard Life PLC	49,320	310,647
SuperGroup PLC[a]	540	7,171
SVG Capital PLC[a]	8,190	55,949
Synergy Health PLC	2,115	63,207
Synthomer PLC	10,260	33,371
TalkTalk Telecom Group PLC	11,610	55,741
Tate & Lyle PLC	10,575	102,526
Taylor Wimpey PLC	66,915	126,752
Telecity Group PLC	4,950	61,018
Telecom plus PLC	1,845	41,678
Tesco PLC	172,350	478,674
Thomas Cook Group PLC[a]	31,365	62,323
Travis Perkins PLC	5,040	133,205
Trinity Mirror PLC[a]	4,770	12,515
TUI Travel PLC	9,315	59,402
Tullett Prebon PLC	8,730	39,679
Tullow Oil PLC	19,620	152,488
UBM PLC	5,715	52,024
UDG Healthcare PLC	8,730	45,978
Ultra Electronics Holdings PLC	1,980	55,276

Security	Shares	Value

Unilever PLC	27,135	$1,091,375
UNITE Group PLC (The)	7,020	47,956
United Utilities Group PLC	14,895	203,625
Vectura Group PLC[a]	5,265	9,982
Vedanta Resources PLC	630	8,285
Vesuvius PLC	6,030	41,116
Victrex PLC	1,980	53,661
Vodafone Group PLC	564,435	1,871,941
W.S. Atkins PLC	2,790	60,571
Weir Group PLC (The)	4,500	164,360
WH Smith PLC	3,465	62,364
Whitbread PLC	3,690	257,626
William Hill PLC	14,985	86,425
Wm Morrison Supermarkets PLC	47,160	116,795
Wolseley PLC	5,310	281,786
Workspace Group PLC	4,590	48,209
WPP PLC	27,720	540,156
Xaar PLC	1,755	7,805

		66,116,169

TOTAL COMMON STOCKS (Cost: $211,647,505)		199,358,866

PREFERRED STOCKS — 0.81%

GERMANY — 0.79%
Bayerische Motoren Werke AG	1,170	93,612
Fuchs Petrolub SE	765	29,655
Henkel AG & Co. KGaA	3,870	381,982
Jungheinrich AG	630	35,520
Porsche Automobil Holding SE	3,285	268,884
Sartorius AG	405	44,146
Volkswagen AG	3,510	747,826

		1,601,625
ITALY — 0.02%
Unipol Gruppo Finanziario SpA	7,920	35,226

		35,226
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	3,612,600	5,780

		5,780

TOTAL PREFERRED STOCKS (Cost: $1,799,179)		1,642,631

RIGHTS — 0.04%

FRANCE — 0.01%
Numericable Group SAa	945	28,013

		28,013

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

October 31, 2014

Security	Shares	Value

SPAIN — 0.03%
Banco Santander SAa	258,263	$49,184

		49,184

TOTAL RIGHTS (Cost: $74,160)		77,197

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	8,696	8,696

		8,696

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,696)		8,696

TOTAL INVESTMENTS IN SECURITIES — 99.72% (Cost: $213,529,540)		201,087,390
Other Assets, Less Liabilities — 0.28%		559,811

NET ASSETS — 100.00%		$201,647,201

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

34

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.55%

AUSTRALIA — 22.42%
Abacus Property Group	20,944	$49,706
Adelaide Brighton Ltd.	20,020	59,128
AGL Energy Ltd.	27,150	324,323
Ainsworth Game Technology Ltd.	9,416	25,078
ALS Ltd.	17,160	84,921
Alumina Ltd.[a]	110,000	157,605
Amcom Telecommunications Ltd.	16,764	32,860
Amcor Ltd.	50,820	523,542
AMP Ltd.	126,192	648,898
Ansell Ltd.	6,688	116,928
APA Group	34,100	235,895
APN News & Media Ltd.[a]	43,516	28,688
Aquarius Platinum Ltd.[a]	142,340	38,161
ARB Corp. Ltd.	3,740	43,131
Ardent Leisure Group	20,680	56,896
Aristocrat Leisure Ltd.	19,008	107,099
Asciano Ltd.	41,096	226,494
ASX Ltd.	8,096	256,119
Atlas Iron Ltd.	12,628	3,719
Aurizon Holdings Ltd.	89,364	367,619
AusNet Services	67,452	81,524
Australia and New Zealand Banking Group Ltd.	117,128	3,449,011
Australian Agricultural Co. Ltd.[a]	34,188	42,072
Automotive Holdings Group	12,408	41,554
Aveo Group	17,864	32,504
AWE Ltd.[a]	48,576	74,722
Bank of Queensland Ltd.	14,608	161,918
Beach Energy Ltd.	78,848	80,743
Bendigo and Adelaide Bank Ltd.	17,732	193,584
BHP Billiton Ltd.	137,984	4,118,940
BlueScope Steel Ltd.[a]	24,112	111,271
Boral Ltd.	32,384	141,189
Bradken Ltd.	10,824	36,725
Brambles Ltd.	66,572	557,665
Breville Group Ltd.	4,840	28,972
BT Investment Management Ltd.	5,368	29,490
BWP Trust	24,684	54,677
Cabcharge Australia Ltd.	10,604	46,045
Caltex Australia Ltd.	5,940	162,068
Cardno Ltd.	8,316	40,569
carsales.com Ltd.	9,680	90,533
CFS Retail Property Trust Group[a]	85,052	156,998
Challenger Ltd.	22,308	135,889
Charter Hall Group	12,804	49,183
Charter Hall Retail REIT	16,192	57,927
Coca-Cola Amatil Ltd.	24,596	197,822
Cochlear Ltd.	2,420	156,263
Commonwealth Bank of Australia	68,816	4,868,178
Computershare Ltd.	19,712	212,601
Cover-More Group Ltd.	17,028	32,929
Cromwell Group	61,644	53,643
Crown Resorts Ltd.	15,400	195,875
CSL Ltd.	20,812	1,466,976
CSR Ltd.	22,088	66,983
Dexus Property Group	225,632	239,980
Domino’s Pizza Enterprises Ltd.	2,904	69,125

Security	Shares	Value

Downer EDI Ltd.	19,184	$79,929
Drillsearch Energy Ltd.[a]	55,528	57,351
DUET Group	54,252	117,311
DuluxGroup Ltd.	17,116	80,491
Echo Entertainment Group Ltd.	34,452	115,077
Fairfax Media Ltd.	87,252	62,506
Federation Centres	57,596	137,705
FlexiGroup Ltd.	14,872	46,800
Flight Centre Travel Group Ltd.	2,332	85,929
Fortescue Metals Group Ltd.	71,588	220,241
G8 Education Ltd.	10,692	46,897
GDI Property Group	48,972	37,235
Goodman Fielder Ltd.	79,464	44,703
Goodman Group	71,324	347,324
GPT Group (The)	68,376	247,622
GrainCorp Ltd. Class A	8,624	66,405
GWA Group Ltd.	15,708	37,694
Harvey Norman Holdings Ltd.	23,540	78,628
iiNET Ltd.	6,864	48,268
Iluka Resources Ltd.	18,612	117,792
Incitec Pivot Ltd.	71,368	182,552
Independence Group NL	12,672	50,570
Insurance Australia Group Ltd.	99,396	569,647
Investa Office Fund	25,740	80,547
Invocare Ltd.	6,248	66,508
IOOF Holdings Ltd.	9,548	75,786
Iress Ltd.	7,436	64,513
James Hardie Industries SE	18,832	198,971
JB Hi-Fi Ltd.	4,488	61,581
Karoon Gas Australia Ltd.[a]	16,148	41,873
Leighton Holdings Ltd.	4,356	84,083
Lend Lease Group	22,528	310,101
M2 Group Ltd.	8,316	57,382
Macquarie Atlas Roads Group	18,480	49,219
Macquarie Group Ltd.	12,232	657,696
Magellan Financial Group Ltd.	4,532	53,500
McMillan Shakespeare Ltd.	3,608	33,839
Mermaid Marine Australia Ltd.	27,588	45,105
Mesoblast Ltd.[a]	9,064	33,462
Metcash Ltd.	39,820	99,055
Mineral Resources Ltd.	6,908	51,613
Mirvac Group	151,448	238,956
Monadelphous Group Ltd.	3,784	41,643
Mount Gibson Iron Ltd.	100,628	39,803
Myer Holdings Ltd.	29,084	49,596
National Australia Bank Ltd.	100,452	3,089,524
Navitas Ltd.	9,812	45,539
Newcrest Mining Ltd.[a]	34,100	279,357
Nine Entertainment Co. Holdings Ltd.	23,188	41,987
Nufarm Ltd.	13,376	58,200
Orica Ltd.	15,972	289,212
Origin Energy Ltd.	47,388	594,404
Orora Ltd.	54,516	83,140
OZ Minerals Ltd.	15,268	51,938
OzForex Group Ltd.	14,212	31,231
Pacific Brands Ltd.	65,472	27,048
Pact Group Holdings Ltd.	11,308	37,970
PanAust Ltd.	25,652	38,557
Perpetual Ltd.	2,024	82,639
Platinum Asset Management Ltd.	9,328	53,870
Premier Investments Ltd.	4,444	41,836
Primary Health Care Ltd.	21,824	89,202
Qantas Airways Ltd.[a]	46,288	68,354
QBE Insurance Group Ltd.	53,592	543,148

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2014

Security	Shares	Value

Qube Logistics Holdings Ltd.	29,040	$62,539
Ramsay Health Care Ltd.	5,588	256,595
REA Group Ltd.	2,288	90,904
Recall Holdings Ltd.	15,356	78,018
Regis Resources Ltd.	25,300	30,689
Rio Tinto Ltd.	18,788	997,650
SAI Global Ltd.	10,560	37,686
Sandfire Resources NL	6,468	31,895
Santos Ltd.	41,448	469,983
Scentre Group[a]	214,677	668,002
Seek Ltd.	13,816	201,231
Senex Energy Ltd.[a]	95,436	44,880
Seven West Media Ltd.	34,892	52,599
Shopping Centres Australasia Property Group	35,376	56,283
Sigma Pharmaceuticals Ltd.	61,468	41,874
Sims Metal Management Ltd.	8,624	84,447
Sirius Resources NLa	11,616	31,652
Sirtex Medical Ltd.	2,860	65,337
Skilled Group Ltd.	15,840	32,024
Slater & Gordon Ltd.	8,932	47,971
Sonic Healthcare Ltd.	16,016	262,978
Southern Cross Media Group Ltd.	50,732	43,702
Spark Infrastructure Group	59,312	99,057
Steadfast Group Ltd.	33,396	43,299
Stockland	95,656	356,506
STW Communications Group Ltd.	37,444	37,192
Suncorp Group Ltd.	54,648	703,722
Sundance Energy Australia Ltd.[a]	39,292	40,236
Super Retail Group Ltd.	7,040	45,359
Sydney Airport	44,000	170,561
Tabcorp Holdings Ltd.	32,208	115,225
Tassal Group Ltd.	9,240	30,051
Tatts Group Ltd.	58,872	179,567
Telstra Corp. Ltd.	182,732	904,299
Ten Network Holdings Ltd.[a]	125,136	24,199
Toll Holdings Ltd.	29,084	144,697
Tox Free Solutions Ltd.	14,256	30,325
TPG Telecom Ltd.	11,792	75,251
Transfield Services Ltd.[a]	30,888	51,586
Transpacific Industries Group Ltd.	73,612	58,234
Transurban Group	73,348	524,165
Treasury Wine Estates Ltd.	27,764	113,481
UGL Ltd.[a]	8,228	50,338
Veda Group Ltd.	16,588	33,390
Village Roadshow Ltd.	4,840	29,866
Virgin Australia Holdings Ltd.[a]	86,988	29,438
Virtus Health Ltd.	5,632	36,881
Vocation Ltd.	11,924	9,590
Wesfarmers Ltd.	48,928	1,898,361
Western Areas NL	10,076	38,439
Westfield Corp.	83,600	581,997
Westpac Banking Corp.	132,748	4,058,323
Whitehaven Coal Ltd.[a]	37,004	49,278
Woodside Petroleum Ltd.	31,724	1,119,041
Woolworths Ltd.	53,768	1,701,435
WorleyParsons Ltd.	9,064	108,036

		48,963,987
CHINA — 0.00%
Hopewell Highway Infrastructure Ltd.	1,100	530

		530

Security	Shares	Value

HONG KONG — 8.78%
AIA Group Ltd.	519,200	$2,895,528
ASM Pacific Technology Ltd.	13,200	145,188
Bank of East Asia Ltd. (The)	52,800	220,590
BOC Hong Kong (Holdings) Ltd.	154,000	512,327
Brightoil Petroleum (Holdings) Ltd.[a]	176,000	56,055
Cathay Pacific Airways Ltd.	44,000	82,494
Century City International Holdings Ltd.	1,408,000	101,671
Champion REIT	88,000	38,808
Cheung Kong (Holdings) Ltd.	44,000	780,689
Cheung Kong Infrastructure Holdings Ltd.	44,000	321,126
China Public Procurement Ltd.[a]	1,056,000	36,765
Citic Telecom International Holdings Ltd.	132,000	52,594
CLP Holdings Ltd.	88,000	757,427
Dah Sing Banking Group Ltd.	35,200	63,908
Esprit Holdings Ltd.	83,600	104,673
FIH Mobile Ltd.[a]	132,000	70,296
First Pacific Co. Ltd.	88,000	94,976
G-Resources Group Ltd.[a]	2,772,000	67,913
Galaxy Entertainment Group Ltd.	98,000	669,112
Giordano International Ltd.	88,000	44,822
Global Brands Group Holding Ltd.[a]	440,065	97,601
Hang Lung Properties Ltd.	88,000	274,603
Hang Seng Bank Ltd.	35,200	596,410
Henderson Land Development Co. Ltd.	44,200	298,364
Hilong Holding Ltd.	88,000	28,822
HKT Trust and HKT Ltd.	88,720	108,109
Hong Kong and China Gas Co. Ltd. (The)	264,000	616,154
Hong Kong Exchanges and Clearing Ltd.	29,100	645,024
Hopewell Holdings Ltd.	22,000	78,012
Hutchison Telecommunications Hong Kong Holdings Ltd.	176,000	70,126
Hutchison Whampoa Ltd.	88,000	1,115,432
Hysan Development Co. Ltd.	44,000	200,562
IGG Inc.	88,000	42,325
Johnson Electric Holdings Ltd.	22,250	75,312
K. Wah International Holdings Ltd.	88,000	55,148
Kerry Logistics Network Ltd.	44,000	71,601
Kerry Properties Ltd.	22,000	75,459
Kowloon Development Co. Ltd.	44,000	52,538
Langham Hospitality Investments Ltd.	88,000	36,879
Li & Fung Ltd.	264,000	321,694
Link REIT (The)	88,000	516,866
Macau Legend Development Ltd.[a]	88,000	44,254
Man Wah Holdings Ltd.	35,200	52,651
Melco International Development Ltd.	44,000	119,146
MGM China Holdings Ltd.	35,200	113,018
MTR Corp. Ltd.	66,000	268,929
New World Development Co. Ltd.	220,000	276,305
Newocean Energy Holdings Ltd.	88,000	41,417
NWS Holdings Ltd.	88,000	164,535
Pacific Basin Shipping Ltd.	132,000	63,488
Pacific Textile Holdings Ltd.	44,000	59,006
PCCW Ltd.	176,000	111,884
Power Assets Holdings Ltd.	66,000	637,005
Sa Sa International Holdings Ltd.	88,000	60,821
Sands China Ltd.	105,600	657,685
Shangri-La Asia Ltd.	88,000	127,770
Shun Tak Holdings Ltd.	176,000	89,643
Sino Land Co. Ltd.	88,000	145,471
SITC International Holdings Co. Ltd.	88,000	46,864
SJM Holdings Ltd.	88,000	185,868
SmarTone Telecommunications Holding Ltd.	44,000	56,566

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2014

Security	Shares	Value

SPT Energy Group Inc.	88,000	$27,801
Stella International Holdings Ltd.	22,000	63,119
Sun Hung Kai Properties Ltd.	88,000	1,311,739
Sunlight REIT	88,000	38,240
Swire Pacific Ltd. Class A	22,000	288,503
Swire Properties Ltd.	52,800	169,187
Techtronic Industries Co. Ltd.	66,000	206,378
Town Health International Medical Group Ltd.	264,000	40,850
Truly International Holdings Ltd.	88,000	44,708
Value Partners Group Ltd.	88,000	66,268
VTech Holdings Ltd.	8,800	110,182
Wharf Holdings Ltd. (The)	44,000	325,098
Wheelock and Co. Ltd.	44,000	211,909
Wynn Macau Ltd.	70,400	254,178
Xinyi Glass Holdings Co. Ltd.	88,000	51,970
Xinyi Solar Holdings Ltd.	176,000	59,686
Yue Yuen Industrial (Holdings) Ltd.	22,000	73,757

		19,159,902
JAPAN — 62.80%
Accordia Golf Co. Ltd.	4,400	45,882
Acom Co. Ltd.[a]	17,600	57,146
Adeka Corp.	4,400	55,733
Advance Residence Investment Corp.	44	102,597
Advantest Corp.	8,800	100,477
AEON Co. Ltd.	26,400	257,748
AEON Financial Service Co. Ltd.	4,400	90,155
AEON Mall Co. Ltd.	4,400	79,518
AEON REIT Investment Corp.	44	55,498
Aica Kogyo Co. Ltd.	4,400	90,194
Aida Engineering Ltd.	4,400	41,329
AIFUL Corp.[a]	13,200	52,986
Aisin Seiki Co. Ltd.	8,800	286,517
Ajinomoto Co. Inc.	44,000	825,405
Alpine Electronics Inc.	4,400	73,121
Alps Electric Co. Ltd.	8,800	145,143
Amada Co. Ltd.	17,600	149,617
Amano Corp.	4,400	47,570
ANA Holdings Inc.	44,000	101,027
Anritsu Corp.	8,800	67,116
Aoki Holdings Inc.	4,400	48,629
Aozora Bank Ltd.	44,000	153,463
Asahi Diamond Industrial Co. Ltd.	4,400	52,240
Asahi Glass Co. Ltd.	44,000	226,074
Asahi Group Holdings Ltd.	17,600	538,024
Asahi Kasei Corp.	44,000	353,986
ASICS Corp.	8,800	202,995
Astellas Pharma Inc.	92,400	1,400,362
Autobacs Seven Co. Ltd.	4,400	63,936
Azbil Corp.	4,400	104,755
Bandai Namco Holdings Inc.	8,800	212,101
Bank of Saga Ltd. (The)	44,000	100,870
Bank of the Ryukyus Ltd.	4,400	70,099
Bank of Yokohama Ltd. (The)	44,000	250,133
Benesse Holdings Inc.	4,400	137,175
BIC Camera Inc.	4,400	38,032
Bridgestone Corp.	26,400	859,905
Brother Industries Ltd.	8,800	154,091
Calbee Inc.	4,400	153,071
Canon Inc.	48,400	1,463,160
Canon Marketing Japan Inc.	4,400	88,742
Capcom Co. Ltd.	4,400	67,390
Casio Computer Co. Ltd.	8,800	135,566

Security	Shares	Value

Central Japan Railway Co.	4,400	$647,803
Chiba Bank Ltd. (The)	44,000	306,927
Chubu Electric Power Co. Inc.[a]	26,400	311,205
Chugai Pharmaceutical Co. Ltd.	8,800	268,070
Chugoku Bank Ltd. (The)	8,800	128,265
Chugoku Electric Power Co. Inc. (The)	13,200	171,204
Citizen Holdings Co. Ltd.	13,200	84,189
CKD Corp.	4,400	37,365
Coca-Cola East Japan Co. Ltd.	4,400	78,145
Coca-Cola West Co. Ltd.	4,400	61,856
Colowide Co. Ltd.	4,400	52,476
COMSYS Holdings Corp.	4,400	76,967
Corona Corp.	8,800	90,979
Cosmo Oil Co. Ltd.	44,000	67,116
Credit Saison Co. Ltd.	5,000	102,404
Dai Nippon Printing Co. Ltd.	44,000	424,673
Dai-ichi Life Insurance Co. Ltd. (The)	44,000	647,607
Daibiru Corp.	4,400	48,198
Daifuku Co. Ltd.	4,400	49,768
Daihatsu Motor Co. Ltd.	8,800	122,928
Daiichi Sankyo Co. Ltd.	26,400	390,095
Daikin Industries Ltd.	8,800	534,884
Daiseki Co. Ltd.	4,400	75,593
Daito Trust Construction Co. Ltd.	4,400	542,616
Daiwa House Industry Co. Ltd.	44,000	817,751
Daiwa Securities Group Inc.	88,000	675,866
Daiwahouse Residential Investment Corp.	1	4,193
DCM Holdings Co. Ltd.	8,800	58,010
Dena Co. Ltd.	4,400	55,576
Denso Corp.	22,000	982,989
Dentsu Inc.	8,800	317,524
DIC Corp.	44,000	88,310
DMG Mori Seiki Co Ltd.	8,800	101,184
Don Quijote Holdings Co. Ltd.	4,400	258,650
Duskin Co. Ltd.	4,400	71,433
East Japan Railway Co.	13,200	1,017,921
EDION Corp.	8,800	62,092
Eighteenth Bank Ltd. (The)	44,000	123,634
Eisai Co. Ltd.	8,800	337,619
Electric Power Development Co. Ltd.	4,400	152,286
Euglena Co. Ltd.[a]	4,400	52,005
FamilyMart Co. Ltd.	4,400	173,873
Fancl Corp.	4,400	59,972
FANUC Corp.	8,800	1,500,879
Fast Retailing Co. Ltd.	4,400	1,584,283
FCC Co. Ltd.	4,400	74,141
Fuji Electric Co. Ltd.	44,000	188,002
Fuji Heavy Industries Ltd.	26,400	847,541
Fuji Machine Manufacturing Co. Ltd.	4,400	41,918
Fuji Oil Co. Ltd. New	4,400	69,196
FUJIFILM Holdings Corp.	22,000	723,554
Fujitec Co. Ltd.	4,400	43,056
Fujitsu Ltd.	88,000	521,540
Fukuoka Financial Group Inc.	44,000	220,579
Fukuoka REIT Corp.	44	81,716
Furukawa Electric Co. Ltd.	44,000	75,750
Glory Ltd.	4,400	111,506
GLP J-REIT	88	98,593
GMO Internet Inc.	4,400	35,874
Gree Inc.	8,800	60,914
Gulliver International Co. Ltd.	4,400	38,032
GungHo Online Entertainment Inc.	17,600	68,921
Hachijuni Bank Ltd. (The)	44,000	264,538
Hakuhodo DY Holdings Inc.	8,800	85,641

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2014

Security	Shares	Value

Hamamatsu Photonics K.K.	4,400	$197,030
Hankyu Hanshin Holdings Inc.	44,000	255,510
Haseko Corp.	13,200	94,904
Hazama Ando Corp.	8,800	57,774
Heiwa Real Estate REIT Inc.	44	35,795
Heiwado Co. Ltd.	4,400	80,971
Hino Motors Ltd.	13,200	186,746
Hisamitsu Pharmaceutical Co. Inc.	4,400	144,829
Hitachi Chemical Co. Ltd.	4,400	76,064
Hitachi Construction Machinery Co. Ltd.	4,400	87,721
Hitachi High-Technologies Corp.	4,400	130,699
Hitachi Ltd.	220,000	1,685,937
Hitachi Transport System Ltd.	4,400	57,343
Hitachi Zosen Corp.	13,200	68,175
Hokkaido Electric Power Co. Inc.[a]	8,800	72,611
Hokuetsu Kishu Paper Co. Ltd.	8,800	35,952
Hokuhoku Financial Group Inc.	44,000	87,133
Hokuriku Electric Power Co.	8,800	116,805
Honda Motor Co. Ltd.	70,400	2,184,752
House Foods Group Inc.	4,400	75,044
Hoya Corp.	17,600	613,461
Hulic Co. Ltd.	8,800	94,668
Hulic Reit Inc.	44	65,585
IBIDEN Co. Ltd.	4,400	64,133
Ichigo Group Holdings Co. Ltd.	13,200	35,442
Ichigo Real Estate Investment Corp.	88	65,703
Ichiyoshi Securities Co. Ltd.	4,400	50,356
Idemitsu Kosan Co. Ltd.	4,400	84,778
IHI Corp.	44,000	206,842
Iida Group Holdings Co. Ltd.	8,800	96,474
Iino Kaiun Kaisha Ltd.	8,800	47,648
INPEX Corp.	39,600	495,596
Isetan Mitsukoshi Holdings Ltd.	13,200	176,031
Isuzu Motors Ltd.	22,000	281,022
IT Holdings Corp.	4,400	70,648
ITO EN Ltd.	4,400	86,465
ITOCHU Corp.	66,000	786,843
Iyo Bank Ltd. (The)	8,800	92,235
J Trust Co. Ltd.	4,400	42,742
J. Front Retailing Co. Ltd.	22,000	286,321
Japan Airlines Co. Ltd.	8,800	234,552
Japan Communications Inc.[a]	8,800	37,443
Japan Excellent Inc.	44	57,853
Japan Exchange Group Inc.	13,200	316,268
Japan Hotel REIT Investment Corp.	88	53,928
Japan Logistics Fund Inc.	44	98,240
Japan Prime Realty Investment Corp.	44	160,921
Japan Real Estate Investment Corp.	44	238,633
Japan Rental Housing Investments Inc.	88	60,757
Japan Retail Fund Investment Corp.	88	175,600
Japan Securities Finance Co. Ltd.	8,800	49,061
Japan Tobacco Inc.	48,400	1,625,926
JFE Holdings Inc.	22,000	427,028
Joyo Bank Ltd. (The)	44,000	231,176
JSR Corp.	8,800	155,426
JTEKT Corp.	8,800	135,880
JX Holdings Inc.	96,800	410,324
Kagome Co. Ltd.	4,400	70,923
Kajima Corp.	44,000	193,105
Kakaku.com Inc.	8,800	116,726
Kaken Pharmaceutical Co. Ltd.	44,000	1,090,335
Kamei Corp.	17,600	125,283
Kansai Electric Power Co. Inc. (The)[a]	30,800	299,332
Kao Corp.	22,000	844,735

Security	Shares	Value

Kawasaki Heavy Industries Ltd.	44,000	$168,770
Kawasaki Kisen Kaisha Ltd.	44,000	98,122
KDDI Corp.	26,400	1,701,441
Keikyu Corp.	44,000	360,698
Keio Corp.	44,000	329,691
Kenedix Inc.[a]	8,800	39,798
Kewpie Corp.	4,400	75,319
Keyence Corp.	4,400	2,059,783
Kikkoman Corp.	44,000	991,428
Kintetsu Corp.	88,000	303,002
Kirin Holdings Co. Ltd.	35,200	448,380
Kitz Corp.	8,800	39,641
Kiyo Bank Ltd. (The)	4,400	63,387
Kobe Steel Ltd.	132,000	206,057
Koei Tecmo Holdings Co. Ltd.	4,400	71,433
Kohnan Shoji Co. Ltd.	4,400	50,042
Koito Manufacturing Co. Ltd.	4,400	128,933
Kokuyo Co. Ltd.	4,400	34,539
Komatsu Ltd.	39,600	921,780
Komori Corp.	4,400	42,036
Konami Corp.	4,400	86,426
Konica Minolta Holdings Inc.	22,000	238,241
Konishi Co. Ltd.	4,400	75,711
Kubota Corp.	44,000	681,950
Kuraray Co. Ltd.	13,200	150,480
Kurita Water Industries Ltd.	4,400	94,629
Kuroda Electric Co. Ltd.	4,400	61,032
Kyocera Corp.	13,200	594,032
KYORIN Holdings Inc.	4,400	90,901
Kyowa Exeo Corp.	4,400	53,065
Kyushu Electric Power Co. Inc.[a]	17,600	187,610
Lawson Inc.	4,400	294,759
Leopalace21 Corp.[a]	8,800	53,536
Lintec Corp.	4,400	90,430
LIXIL Group Corp.	13,200	282,592
M3 Inc.	8,800	144,593
Makita Corp.	4,400	242,951
Marubeni Corp.	88,000	555,765
Maruha Nichiro Corp.	4,400	62,916
Marui Group Co. Ltd.	8,800	72,846
Marusan Securities Co. Ltd.	8,800	63,191
Matsuda Sangyo Co. Ltd.	4,400	48,472
Matsui Securities Co. Ltd.	4,400	40,819
Mazda Motor Corp.	26,400	599,566
McDonald’s Holdings Co. (Japan) Ltd.	4,400	106,757
Medipal Holdings Corp.	4,400	48,198
MEGMILK SNOW BRAND Co. Ltd.	4,400	57,774
Meiji Holdings Co. Ltd.	4,400	363,052
Mie Bank Ltd. (The)	44,000	101,262
Miraca Holdings Inc.	4,400	181,722
MIRAIT Holdings Corp.	4,400	48,551
Misumi Group Inc.	4,400	135,409
Mitsubishi Chemical Holdings Corp.	57,200	278,283
Mitsubishi Corp.	61,600	1,188,810
Mitsubishi Electric Corp.	88,000	1,096,222
Mitsubishi Estate Co. Ltd.	88,000	2,194,407
Mitsubishi Heavy Industries Ltd.	132,000	804,917
Mitsubishi Materials Corp.	44,000	134,624
Mitsubishi Motors Corp.	26,400	266,814
Mitsubishi Tanabe Pharma Corp.	8,800	131,798
Mitsubishi UFJ Financial Group Inc.	545,600	3,076,833
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,000	112,644
Mitsui & Co. Ltd.	74,800	1,111,274
Mitsui Chemicals Inc.	44,000	125,989

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2014

Security	Shares	Value

Mitsui Engineering & Shipbuilding Co. Ltd.	44,000	$92,627
Mitsui Fudosan Co. Ltd.	44,000	1,376,656
Mitsui Mining & Smelting Co. Ltd.	44,000	113,429
Mitsui O.S.K. Lines Ltd.	44,000	135,801
Mitsumi Electric Co. Ltd.	8,800	52,829
Mizuho Financial Group Inc.	981,200	1,750,502
Monex Group Inc.	22,000	54,556
Mori Hills REIT Investment Corp.	44	61,268
MORI TRUST Sogo REIT Inc.	44	78,262
MOS Food Services Inc.	4,400	85,563
Moshi Moshi Hotline Inc.	4,400	43,252
MS&AD Insurance Group Holdings Inc.	22,000	462,647
Murata Manufacturing Co. Ltd.	8,800	958,066
Nabtesco Corp.	4,400	105,972
Nagase & Co. Ltd.	4,400	55,733
Nagoya Railroad Co. Ltd.	44,000	186,040
NanoCarrier Co. Ltd.[a]	4,400	44,548
NEC Corp.	88,000	303,002
Net One Systems Co. Ltd.	200	1,152
Neturen Co. Ltd.	13,200	93,255
Nexon Co. Ltd.	4,400	37,875
NGK Insulators Ltd.	44,000	929,414
NGK Spark Plug Co. Ltd.	17,600	451,363
NHK Spring Co. Ltd.	8,800	78,890
Nichi-Iko Pharmaceutical Co. Ltd.	4,400	71,669
Nichicon Corp.	8,800	58,167
Nidec Corp.	8,800	566,911
Nihon Nohyaku Co. Ltd.	4,400	43,763
Nihon Parkerizing Co. Ltd.	4,400	102,989
Nihon Unisys Ltd.	4,400	37,993
Nikkiso Co. Ltd.	4,400	44,705
Nikon Corp.	13,200	176,856
Nintendo Co. Ltd.	4,400	467,455
Nippon Building Fund Inc.	44	244,128
Nippon Express Co. Ltd.	44,000	189,965
Nippon Konpo Unyu Soko Co. Ltd.	4,400	71,276
Nippon Light Metal Holdings Co. Ltd.	26,400	38,385
Nippon Paper Industries Co. Ltd.	4,400	63,819
Nippon Prologis REIT Inc.	44	101,537
Nippon Sheet Glass Co. Ltd.[a]	88,000	82,423
Nippon Signal Co. Ltd. (The)	4,400	42,193
Nippon Steel & Sumitomo Metal Corp.	308,000	796,753
Nippon Suisan Kaisha Ltd.[a]	13,200	38,503
Nippon Telegraph and Telephone Corp.	17,600	1,082,014
Nippon Yakin Kogyo Co. Ltd.[a]	13,200	32,616
Nippon Yusen K.K.	88,000	224,504
Nipro Corp.	4,400	35,991
Nishi-Nippon City Bank Ltd. (The)	44,000	118,532
Nissan Chemical Industries Ltd.	4,400	79,793
Nissan Motor Co. Ltd.	105,600	939,996
Nissan Shatai Co. Ltd.	4,400	59,266
Nisshin Seifun Group Inc.	9,500	94,826
Nisshin Steel Co. Ltd.	8,800	79,597
Nissin Foods Holdings Co. Ltd.	4,400	229,999
Nitori Holdings Co. Ltd.	4,400	276,705
Nitto Denko Corp.	8,800	467,298
Nitto Kohki Co. Ltd.	4,400	82,423
NOK Corp.	4,400	109,544
Nomura Holdings Inc.	145,200	874,140
Nomura Real Estate Holdings Inc.	4,400	76,221
Nomura Real Estate Master Fund Inc.	44	52,947
Nomura Research Institute Ltd.	4,400	142,474
North Pacific Bank Ltd.	17,600	70,805
NSD Co. Ltd.	4,400	63,740

Security	Shares	Value

NSK Ltd.	44,000	$558,512
NTT Data Corp.	4,400	167,397
NTT DOCOMO Inc.	66,000	1,096,222
NTT Urban Development Corp.	4,400	48,708
Obayashi Corp.	44,000	298,292
OBIC Co. Ltd.	4,400	153,463
Odakyu Electric Railway Co. Ltd.	44,000	407,404
Oji Holdings Corp.	44,000	155,033
Okabe Co. Ltd.	4,400	40,348
Oki Electric Industry Co. Ltd.	44,000	98,907
Olympus Corp.[a]	8,800	307,319
Omron Corp.	8,800	406,619
Ono Pharmaceutical Co. Ltd.	4,400	437,233
Onoken Co. Ltd.	13,200	132,701
Orient Corp.[a]	30,800	61,268
Oriental Land Co. Ltd.	4,400	931,377
ORIX Corp.	57,200	769,691
ORIX JREIT Inc.	88	116,177
Osaka Gas Co. Ltd.	88,000	346,175
OSG Corp.	4,400	70,334
Otsuka Holdings Co. Ltd.	17,600	608,751
Paltac Corp.	4,400	53,025
Panasonic Corp.	96,800	1,126,836
PARK24 Co. Ltd.	4,400	65,742
Penta-Ocean Construction Co. Ltd.	13,200	42,036
Pioneer Corp.[a]	17,600	44,744
Proto Corp.	4,400	60,600
Rakuten Inc.	35,200	390,605
Recruit Holdings Co. Ltd.[a]	4,400	145,025
Resona Holdings Inc.	92,400	517,944
Resorttrust Inc.	4,400	104,402
Ricoh Co. Ltd.	30,800	315,404
Rohm Co. Ltd.	4,400	261,790
Rohto Pharmaceutical Co. Ltd.	4,400	62,288
Round One Corp.	8,800	52,280
Royal Holdings Co. Ltd.	4,400	69,667
Sakata Seed Corp.	4,400	64,996
Sanrio Co. Ltd.	4,400	126,185
Santen Pharmaceutical Co. Ltd.	4,400	257,473
SBI Holdings Inc.	8,800	97,887
Secom Co. Ltd.	8,800	529,939
Sega Sammy Holdings Inc.	8,800	136,429
Seibu Holdings Inc.	4,400	83,679
Seikagaku Corp.	4,400	70,256
Seiko Epson Corp.	5,000	227,019
Sekisui Chemical Co. Ltd.	44,000	531,038
Sekisui House Ltd.	22,000	267,285
Sekisui House SI Residential Investment Corp.	44	42,781
Sekisui Plastics Co. Ltd.	44,000	118,924
Senshu Ikeda Holdings Inc.	17,600	90,430
Seven & I Holdings Co. Ltd.	30,800	1,176,172
Seven Bank Ltd.	26,400	108,327
Sharp Corp.[a]	88,000	215,084
Shikoku Electric Power Co. Inc.[a]	8,800	117,982
Shimachu Co. Ltd.	4,400	111,859
Shimano Inc.	4,400	575,389
Shimizu Corp.	44,000	316,739
Shin-Etsu Chemical Co. Ltd.	17,600	1,105,878
Shin-Etsu Polymer Co. Ltd.	13,200	60,757
Shinko Electric Industries Co. Ltd.	4,400	25,473
Shinsei Bank Ltd.	88,000	191,535
Shionogi & Co. Ltd.	13,200	335,814
Shiseido Co. Ltd.	13,200	216,006
Shizuoka Bank Ltd. (The)	44,000	445,475

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2014

Security	Shares	Value

Showa Corp.	4,400	$46,274
Showa Denko K.K.	88,000	114,607
Showa Shell Sekiyu K.K.	8,800	74,180
SKY Perfect JSAT Holdings Inc.	8,800	53,143
SMC Corp.	4,400	1,219,464
SoftBank Corp.	39,600	2,804,374
Sohgo Security Services Co. Ltd.	4,400	101,105
Sojitz Corp.	70,400	102,989
Sompo Japan Nipponkoa Holdings Inc.	13,200	323,686
Sony Corp.	44,000	813,238
Sony Financial Holdings Inc.	8,800	137,214
Square Enix Holdings Co. Ltd.	4,400	89,762
Stanley Electric Co. Ltd.	4,400	87,093
Star Micronics Co. Ltd.	4,400	65,742
Starbucks Coffee Japan Ltd.	4,400	57,303
Start Today Co. Ltd.	4,400	93,373
Sumco Corp.	4,400	57,696
Sumitomo Chemical Co. Ltd.	44,000	148,361
Sumitomo Corp.	48,400	507,724
Sumitomo Dainippon Pharma Co. Ltd.	8,800	101,105
Sumitomo Electric Industries Ltd.	30,800	406,756
Sumitomo Forestry Co. Ltd.	4,400	45,411
Sumitomo Heavy Industries Ltd.	44,000	238,633
Sumitomo Metal Mining Co. Ltd.	44,000	594,229
Sumitomo Mitsui Construction Co. Ltd.[a]	35,200	41,447
Sumitomo Mitsui Financial Group Inc.	52,800	2,072,107
Sumitomo Mitsui Trust Holdings Inc.	132,000	522,796
Sumitomo Realty & Development Co. Ltd.	44,000	1,607,047
Sumitomo Rubber Industries Inc.	8,800	118,846
Suntory Beverage & Food Ltd.	4,400	156,014
Suzuken Co. Ltd.	4,400	115,941
Suzuki Motor Corp.	17,600	573,584
Sysmex Corp.	4,400	185,059
T&D Holdings Inc.	26,400	331,339
Taiheiyo Cement Corp.	44,000	158,566
Taisei Corp.	44,000	241,381
Taiyo Yuden Co. Ltd.	4,400	43,841
Takara Bio Inc.	4,400	60,443
Takasago Thermal Engineering Co. Ltd.	4,400	55,890
Takeda Pharmaceutical Co. Ltd.	35,200	1,508,571
TDK Corp.	4,400	241,773
Teijin Ltd.	44,000	105,580
Terumo Corp.	13,200	321,684
THK Co. Ltd.	4,400	107,542
Tobu Railway Co. Ltd.	44,000	219,401
Tocalo Co. Ltd.	4,400	81,442
Toho Co. Ltd.	4,400	99,614
Toho Holdings Co. Ltd.	4,400	55,930
Tohoku Electric Power Co. Inc.	17,600	215,555
Tohokushinsha Film Corp.	8,800	65,153
Tokai Rika Co. Ltd.	4,400	82,187
Tokai Tokyo Financial Holdings Inc.	8,800	58,010
Tokio Marine Holdings Inc.	30,800	965,170
Tokyo Broadcasting System Holdings Inc.	4,400	48,158
Tokyo Electric Power Co. Inc.[a]	61,600	218,145
Tokyo Electron Ltd.	8,800	545,560
Tokyo Gas Co. Ltd.	88,000	499,089
Tokyo Seimitsu Co. Ltd.	4,400	70,138
Tokyo Steel Manufacturing Co. Ltd.	8,800	46,235
Tokyo Tatemono Co. Ltd.	44,000	370,902
Tokyu Corp.	44,000	285,732
Tokyu Fudosan Holdings Corp.	22,000	152,090
TOKYU REIT Inc.	44	60,640
TOMONY Holdings Inc.	26,400	115,156

Security	Shares	Value

Topcon Corp.	4,400	$100,124
Toppan Forms Co. Ltd.	4,400	40,740
Toppan Printing Co. Ltd.	44,000	293,189
Topre Corp.	4,400	60,797
TOPY Industries Ltd.	44,000	83,993
Toray Industries Inc.	44,000	289,932
Toshiba Corp.	176,000	759,231
Tosoh Corp.	44,000	186,040
TOTO Ltd.	44,000	481,977
Towa Bank Ltd. (The)	132,000	116,569
Toyo Seikan Group Holdings Ltd.	8,800	103,539
Toyobo Co. Ltd.	44,000	62,013
Toyoda Gosei Co. Ltd.	4,400	83,208
Toyota Boshoku Corp.	4,400	49,257
Toyota Industries Corp.	8,800	408,974
Toyota Motor Corp.	118,800	6,886,066
Toyota Tsusho Corp.	8,800	215,869
Trend Micro Inc.	4,400	144,240
TS Tech Co. Ltd.	4,400	104,716
TSI Holdings Co. Ltd.	8,800	54,713
Tsumura & Co.	4,400	98,083
Ube Industries Ltd.	44,000	66,723
Unicharm Corp.	13,200	303,021
United Urban Investment Corp.	88	137,450
UNY Co. Ltd.	13,200	69,000
USEN Corp.[a]	13,200	40,152
Ushio Inc.	4,400	45,450
USS Co. Ltd.	8,800	136,508
VT Holdings Co. Ltd.	8,800	34,304
Wacom Co. Ltd.	8,800	33,283
Wakita & Co. Ltd.	4,400	43,135
West Japan Railway Co.	8,800	415,646
Yahoo! Japan Corp.	61,600	218,145
Yakult Honsha Co. Ltd.	4,400	237,848
Yamada Denki Co. Ltd.	35,200	110,839
Yamaha Corp.	8,800	117,825
Yamaha Motor Co. Ltd.	13,200	242,912
Yamato Holdings Co. Ltd.	17,600	370,431
Yaskawa Electric Corp.	8,800	110,211
Yokogawa Electric Corp.	8,800	118,139
Yoshinoya Holdings Co. Ltd.	4,400	50,042
Zensho Holdings Co. Ltd.	4,400	39,524

		137,146,180
NEW ZEALAND — 0.74%
Air New Zealand Ltd.	18,964	29,652
Argosy Property Ltd.	39,380	32,472
Auckland International Airport Ltd.	39,688	119,480
Chorus Ltd.	22,748	37,338
Contact Energy Ltd.	16,368	78,943
Fisher & Paykel Healthcare Corp. Ltd.	23,628	102,745
Fletcher Building Ltd.	28,776	192,510
Freightways Ltd.	8,008	35,508
Goodman Property Trust	44,792	38,328
Infratil Ltd.	23,408	52,169
Kathmandu Holdings Ltd.	11,264	27,689
Kiwi Income Property Trust	36,300	34,026
Meridian Energy Ltd.	48,752	62,385
Metlifecare Ltd.	8,888	29,799
Mighty River Power Ltd.	30,140	66,117
Nuplex Industries Ltd.	24,332	59,623
Precinct Properties New Zealand Ltd.	35,772	30,610
Ryman Healthcare Ltd.	15,752	93,004

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

October 31, 2014

Security	Shares	Value

Sky Network Television Ltd.	17,204	$85,116
SKYCITY Entertainment Group Ltd.	24,596	74,811
Spark New Zealand Ltd.	76,032	186,603
Summerset Group Holdings Ltd.	11,176	23,647
Trade Me Group Ltd.	17,600	53,669
Xero Ltd.[a]	2,728	33,635
Z Energy Ltd.	12,452	40,102

		1,619,981
SINGAPORE — 4.81%
AIMS AMP Capital Industrial REIT	44,000	51,000
ARA Asset Management Ltd.	44,000	58,530
Ascendas Hospitality Trust	88,000	48,261
Ascendas India Trust	88,000	56,134
Ascendas REIT	88,000	152,657
Ascott Residence Trust	44,000	42,443
Asian Pay Television Trust	88,000	58,530
Biosensors International Group Ltd.[a]	88,000	42,785
Cache Logistics Trust	44,000	40,047
Cambridge Industrial Trust	88,000	47,577
CapitaCommercial Trust	88,000	114,321
CapitaLand Ltd.	88,000	217,005
CapitaMall Trust Management Ltd.	88,000	134,858
CapitaRetail China Trust	44,000	55,792
CDL Hospitality Trusts	44,000	59,043
ComfortDelGro Corp. Ltd.	88,000	180,723
COSCO Corp. (Singapore) Ltd.	88,000	40,731
DBS Group Holdings Ltd.	88,000	1,265,064
Ezion Holdings Ltd.	50,400	59,202
Ezra Holdings Ltd.	176,000	111,583
Far East Hospitality Trust	88,000	56,818
First REIT	44,000	42,100
First Resources Ltd.	44,000	71,194
Frasers Centrepoint Trust	44,000	66,573
Frasers Commercial Trust	44,000	48,604
Genting Singapore PLC	264,000	225,904
Global Logistic Properties Ltd.	132,000	282,380
Golden Agri-Resources Ltd.	308,000	124,590
GuocoLeisure Ltd.	44,000	31,490
Hutchison Port Holdings Trust	264,000	178,200
Hyflux Ltd.	44,000	34,570
Indofood Agri Resources Ltd.	44,000	28,580
Keppel Corp. Ltd.	44,000	323,112
Keppel Infrastructure Trust	88,000	71,879
Keppel Land Ltd.	44,000	114,321
Keppel REIT	44,000	41,758
Lippo Malls Indonesia Retail Trust	176,000	50,657
Mapletree Commercial Trust	44,000	48,946
Mapletree Greater China Commercial Trust	88,000	64,691
Mapletree Industrial Trust	44,000	50,486
Mapletree Logistics Trust	44,000	40,218
Neptune Orient Lines Ltd.[a]	44,000	28,580
Noble Group Ltd.	176,000	163,609
OUE Hospitality Trust	88,000	62,295
Oversea-Chinese Banking Corp. Ltd.	139,875	1,076,129
Sabana Shari’ah Compliant Industrial REIT	44,000	33,886
SATS Ltd.	44,000	106,107
SembCorp Industries Ltd.	44,000	166,690
SembCorp Marine Ltd.	44,000	124,590
Silverlake Axis Ltd.	44,000	46,550
Singapore Airlines Ltd.	44,000	338,856
Singapore Exchange Ltd.	44,000	239,595
Singapore Post Ltd.	44,000	67,429

Security	Shares	Value

Singapore Press Holdings Ltd.	42,000	$139,837
Singapore Technologies Engineering Ltd.	88,000	256,709
Singapore Telecommunications Ltd.	352,000	1,035,052
SMRT Corp. Ltd.	44,000	51,000
Soilbuild Business Space REIT	88,000	53,396
Starhill Global REIT	88,000	55,792
StarHub Ltd.	44,000	141,361
Suntec REIT	88,000	122,194
Super Group Ltd.	44,000	40,389
United Overseas Bank Ltd.	44,000	787,242
Vard Holdings Ltd.[a]	44,000	23,446
Wheelock Properties (Singapore) Ltd.	44,000	61,610
Wilmar International Ltd.	88,000	219,059
Wing Tai Holdings Ltd.	44,000	61,268
Yangzijiang Shipbuilding	88,000	77,355
Yanlord Land Group Ltd.	44,000	37,480
Yoma Strategic Holdings Ltd.[a]	88,000	45,865

		10,496,728

TOTAL COMMON STOCKS (Cost: $224,465,683)		217,387,308

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	68,452	68,452

		68,452

TOTAL SHORT-TERM INVESTMENTS (Cost: $68,452)		68,452

TOTAL INVESTMENTS IN SECURITIES — 99.58% (Cost: $224,534,135)		217,455,760
Other Assets, Less Liabilities — 0.42%		924,148

NET ASSETS — 100.00%		$218,379,908

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

41

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.34%

AUSTRALIA — 5.51%
Acrux Ltd.	46,349	$44,611
Adelaide Brighton Ltd.	19,603	57,896
AGL Energy Ltd.	26,165	312,557
ALS Ltd.	17,084	84,545
Alumina Ltd.[a]	107,784	154,430
Amcor Ltd.	49,548	510,438
AMP Ltd.	122,681	630,844
Ansell Ltd.	6,678	116,754
APA Group	36,021	249,184
ARB Corp. Ltd.	3,303	38,092
Ardent Leisure Group	41,806	115,020
Aristocrat Leisure Ltd.	22,659	127,670
Arrium Ltd.	65,512	19,291
Asciano Ltd.	39,249	216,314
Astro Japan Property Trust	32,908	127,275
ASX Ltd.	6,728	212,842
Atlas Iron Ltd.[b]	43,458	12,797
Aurizon Holdings Ltd.	81,711	336,136
AusNet Services	71,103	85,937
Australia and New Zealand Banking Group Ltd.	110,617	3,257,285
Automotive Holdings Group	16,067	53,808
Aveo Group	17,397	31,654
AWE Ltd.[a]	39,261	60,393
Bank of Queensland Ltd.	14,657	162,461
Beach Energy Ltd.	68,928	70,585
Beadell Resources Ltd.[a,b]	106,555	23,884
Bendigo and Adelaide Bank Ltd.	15,796	172,448
Bentham IMF Ltd.	35,326	63,656
BHP Billiton Ltd.	130,716	3,901,984
BlueScope Steel Ltd.[a]	22,371	103,237
Boral Ltd.	31,176	135,922
Bradken Ltd.	9,749	33,078
Brambles Ltd.	63,658	533,255
Buru Energy Ltd.[a,b]	35,387	21,152
BWP Trust	28,924	64,069
Cabcharge Australia Ltd.	10,854	47,131
Caltex Australia Ltd.	6,056	165,233
Cardno Ltd.	6,577	32,086
carsales.com Ltd.	10,133	94,770
CFS Retail Property Trust Group	79,987	147,648
Challenger Ltd.	25,483	155,229
Charter Hall Group	15,706	60,330
Charter Hall Retail REIT	15,247	54,547
Coca-Cola Amatil Ltd.	21,526	173,130
Cochlear Ltd.	2,430	156,908
Commonwealth Bank of Australia	67,409	4,768,644
Computershare Ltd.	20,268	218,597
Crown Resorts Ltd.	14,938	189,998
CSL Ltd.	20,197	1,423,627
CSR Ltd.	27,190	82,455
Decmil Group Ltd.	15,954	24,962
Dexus Property Group	218,891	232,810
Domino’s Pizza Enterprises Ltd.	2,951	70,244
Downer EDI Ltd.	21,819	90,908
Drillsearch Energy Ltd.[a]	38,256	39,512
DUET Group	54,965	118,853

Security	Shares	Value

DuluxGroup Ltd.	20,963	$98,582
Echo Entertainment Group Ltd.	27,216	90,907
Fairfax Media Ltd.	96,902	69,419
Federation Centres	72,169	172,547
FlexiGroup Ltd.	21,472	67,569
Flight Centre Travel Group Ltd.	2,291	84,418
Fortescue Metals Group Ltd.	69,030	212,371
G.U.D Holdings Ltd.	12,144	76,430
G8 Education Ltd.	13,780	60,442
Goodman Fielder Ltd.	70,560	39,694
Goodman Group	67,096	326,735
GPT Group (The)	60,155	217,850
GrainCorp Ltd. Class A	9,780	75,306
GWA Group Ltd.	15,239	36,569
Harvey Norman Holdings Ltd.	25,633	85,619
iiNET Ltd.	8,878	62,430
Iluka Resources Ltd.	16,752	106,020
Incitec Pivot Ltd.	63,560	162,580
Independence Group NL	15,514	61,911
Insurance Australia Group Ltd.	95,508	547,364
Investa Office Fund	38,032	119,011
Invocare Ltd.	7,891	83,997
IOOF Holdings Ltd.	12,209	96,907
Iress Ltd.	10,457	90,722
James Hardie Industries SE	19,468	205,691
JB Hi-Fi Ltd.[b]	4,733	64,942
Karoon Gas Australia Ltd.[a,b]	10,329	26,784
Leighton Holdings Ltd.	4,364	84,238
Lend Lease Group	21,721	298,993
M2 Group Ltd.[b]	10,854	74,894
Macquarie Atlas Roads Group	25,164	67,021
Macquarie Group Ltd.	11,808	634,898
Magellan Financial Group Ltd.	4,940	58,317
McMillan Shakespeare Ltd.	4,052	38,003
Mermaid Marine Australia Ltd.	30,417	49,730
Mesoblast Ltd.[a,b]	13,466	49,714
Metcash Ltd.	41,079	102,187
Mineral Resources Ltd.	8,084	60,400
Mirvac Group	140,726	222,038
Monadelphous Group Ltd.[b]	4,016	44,196
Mount Gibson Iron Ltd.	38,330	15,161
Myer Holdings Ltd.	31,807	54,239
National Australia Bank Ltd.	94,520	2,907,078
Navitas Ltd.	12,092	56,120
Newcrest Mining Ltd.[a]	32,194	263,742
Northern Star Resources Ltd.	191,219	184,890
NRW Holdings Ltd.	30,733	20,396
Nufarm Ltd.	13,832	60,184
Orica Ltd.	14,779	267,609
Origin Energy Ltd.	46,753	586,438
Orora Ltd.	62,896	95,920
OZ Minerals Ltd.	15,643	53,213
Pacific Brands Ltd.	104,366	43,117
Paladin Energy Ltd.[a,b]	65,605	18,742
PanAust Ltd.	19,222	28,892
Perpetual Ltd.	2,314	94,480
Platinum Asset Management Ltd.	9,265	53,506
Premier Investments Ltd.	3,593	33,825
Primary Health Care Ltd.	25,458	104,056
Qantas Airways Ltd.[a]	44,347	65,488
QBE Insurance Group Ltd.	56,039	567,948
Qube Logistics Holdings Ltd.	35,383	76,199
Ramsay Health Care Ltd.	5,526	253,748
REA Group Ltd.	2,350	93,367

42

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Recall Holdings Ltd.	16,957	$86,152
Resolute Mining Ltd.[a]	56,169	15,799
Rio Tinto Ltd.	17,723	941,099
SAI Global Ltd.	16,649	59,416
Sandfire Resources NL	10,099	49,800
Santos Ltd.	38,832	440,320
Scentre Group[a]	216,472	673,587
Seek Ltd.	13,856	201,813
Senex Energy Ltd.[a,b]	83,497	39,266
Seven West Media Ltd.	37,861	57,075
Shopping Centres Australasia Property Group	47,784	76,024
Sigma Pharmaceuticals Ltd.	61,147	41,655
Sims Metal Management Ltd.[b]	10,175	99,634
Sirius Resources NLa,b	15,423	42,026
Sirtex Medical Ltd.	3,634	83,019
Skilled Group Ltd.	19,311	39,041
SMS Management & Technology Ltd.	18,859	64,982
Sonic Healthcare Ltd.	14,786	242,782
Southern Cross Media Group Ltd.	35,358	30,458
Spark Infrastructure Group	64,734	108,112
Stockland	88,823	331,040
Suncorp Group Ltd.	52,364	674,310
Super Retail Group Ltd.	6,548	42,189
Sydney Airport	36,793	142,624
Tabcorp Holdings Ltd.	35,205	125,947
Tatts Group Ltd.	53,773	164,015
Telstra Corp. Ltd.	160,778	795,654
Ten Network Holdings Ltd.[a,b]	118,208	22,859
Toll Holdings Ltd.	27,528	136,956
TPG Telecom Ltd.	10,153	64,792
Transfield Services Ltd.[a]	31,021	51,808
Transpacific Industries Group Ltd.	87,403	69,145
Transurban Group	73,376	524,365
Treasury Wine Estates Ltd.	26,774	109,435
UGL Ltd.[a]	9,653	59,056
Virtus Health Ltd.	12,075	79,074
Wesfarmers Ltd.	46,009	1,785,107
Western Areas NL	13,539	51,649
Westfield Corp.	78,467	546,262
Westpac Banking Corp.	124,951	3,819,956
Whitehaven Coal Ltd.[a]	39,728	52,905
Woodside Petroleum Ltd.	29,079	1,025,741
Woolworths Ltd.	51,058	1,615,680
WorleyParsons Ltd.	8,615	102,684
Wotif.com Holdings Ltd.	10,716	28,541

		47,428,784
AUSTRIA — 0.22%
AMAG Austria Metall AGc	137	4,390
ams AG	3,160	112,945
Andritz AG	2,970	143,337
BUWOG AGa	2,432	44,883
CA Immobilien Anlagen AG	3,299	63,136
conwert Immobilien Invest SE	2,711	30,023
Erste Group Bank AG	11,670	296,960
EVN AG	1,224	15,489
Flughafen Wien AG	1,030	94,515
IMMOFINANZ AGa	32,059	96,882
Lenzing AGb	521	30,033
Mayr-Melnhof Karton AGb	210	22,514
Oesterreichische Post AG	1,847	90,077
OMV AG	6,289	197,657
Raiffeisen International Bank Holding AG	4,569	97,431

Security	Shares	Value

RHI AG	1,290	$33,044
S IMMO AG	8,155	62,786
Schoeller-Bleckmann Oilfield Equipment AG	648	55,890
Semperit AG Holding	605	29,926
UNIQA Insurance Group AG	4,977	55,410
Vienna Insurance Group AG	1,610	77,379
Voestalpine AG	4,846	194,017
Wienerberger AG	4,830	58,397

		1,907,121
BELGIUM — 0.88%
Ackermans & van Haaren NV	948	118,169
Ageas	8,475	282,925
Agfa-Gevaert NVa	19,847	50,031
Anheuser-Busch InBev NV	32,741	3,614,379
Arseus NV	1,684	67,305
Barco NV	779	57,389
Befimmo SA	1,475	113,654
Belgacom SA	5,700	215,032
Cofinimmo SA	790	91,694
Colruyt SA	2,648	120,581
Compagnie d’Entreprises CFE SAb	376	40,646
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	4,093	279,534
Elia System Operator SA	1,039	51,498
Euronav SAa	4,313	45,662
EVS Broadcast Equipment SA	1,466	47,443
Galapagos NVa	3,994	55,746
GIMV NV	1,615	73,349
Groupe Bruxelles Lambert SA	2,687	239,866
Ion Beam Applications SAa	2,719	47,454
KBC Groep NVa	10,296	551,469
Kinepolis Group NV	1,470	58,844
Mobistar SAa	1,912	40,964
NV Bekaert SA	1,809	56,776
Nyrstar NVa	23,358	78,724
SA D’Ieteren NV	680	24,609
Solvay SA	2,228	303,432
Telenet Group Holding NVa	1,943	109,852
Tessenderlo Chemie NVa	1,836	47,571
ThromboGenics NVa,b	2,291	20,142
UCB SA	5,330	429,994
Umicore SA	4,148	162,355
Warehouses De Pauw SCA	1,598	114,102

		7,611,191
BRAZIL — 1.29%
Abril Educacao SAa	4,500	21,001
Aliansce Shopping Centers SA	7,900	58,603
ALL — America Latina Logistica SA	24,100	66,698
AMBEV SA	191,600	1,280,743
Arezzo Industria e Comercio SA	2,300	26,905
B2W Companhia Global do Varejo[a]	4,417	58,114
Banco Bradesco SA	28,790	428,074
Banco do Brasil SA	36,200	409,149
BB Seguridade Participacoes SA	30,500	410,985
BM&F Bovespa SA	78,000	346,532
BR Malls Participacoes SA	18,700	151,676
BR Properties SA	10,600	54,092
Brasil Brokers Participacoes SA	25,800	33,335
BRF SA	27,600	725,478
Brookfield Incorporacoes SAa	38,600	24,858
CCR SA	37,900	285,009

43

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Centrais Eletricas Brasileiras SA	13,600	$34,479
CETIP SA — Mercados Organizados	10,305	131,887
Cielo SA	30,200	500,861
Companhia de Saneamento Basico do Estado de Sao Paulo	13,100	103,531
Companhia de Saneamento de Minas Gerais SA	3,600	41,408
Companhia Hering SA	8,300	84,575
Companhia Siderurgica Nacional SA	29,700	99,870
Cosan Logistica SAa	27,700	46,854
Cosan SA Industria e Comercio	7,200	101,509
CPFL Energia SA	10,200	77,328
Cyrela Brazil Realty SA Empreendimentos e Participacoes	16,300	81,851
Duratex SA	13,219	47,953
EcoRodovias Infraestrutura e Logistica SA	7,500	33,871
EDP Energias do Brasil SA	13,500	53,209
Embraer SA	27,300	266,941
Eneva SAa	60,528	13,322
Equatorial Energia SA	9,128	94,054
Estacio Participacoes SA	14,000	163,769
Eternit SA	34,500	48,795
Even Construtora e Incorporadora SA	27,800	60,734
EZ TEC Empreendimentos e Participacoes SA	4,400	38,020
Fibria Celulose SAa	10,400	127,210
Gafisa SA	20,700	22,780
Helbor Empreendimentos SA	16,550	40,878
Hypermarcas SAa	13,200	93,131
Iochpe-Maxion SA	3,400	23,642
JBS SA	36,000	162,139
JHSF Participacoes SA	6,800	8,731
Julio Simoes Logistica SA	5,900	32,681
Klabin SA	17,400	86,878
Kroton Educacional SA	59,008	424,741
Light SA	5,500	45,619
Localiza Rent A Car SA	7,625	111,013
Lojas Renner SA	5,900	178,434
LPS Brasil — Consultoria de Imoveis SA	5,500	19,055
M Dias Branco SA	1,000	39,275
Marfrig Global Foods SAa	16,300	40,194
Mills Estruturas e Servicos de Engenharia SA	5,600	36,862
MRV Engenharia e Participacoes SA	16,100	53,810
Multiplan Empreendimentos Imobiliarios SA	3,900	81,467
Multiplus SA	1,700	24,078
Natura Cosmeticos SA	7,500	110,049
Odontoprev SA	8,800	32,102
PDG Realty SA Empreendimentos e Participacoes[a]	65,200	32,421
Petroleo Brasileiro SA	122,200	729,679
Porto Seguro SA	4,500	54,474
Prumo Logistica SAa	36,855	8,412
Qualicorp SAa	9,500	97,577
Raia Drogasil SA	9,100	83,417
Rossi Residencial SAa	49,157	19,635
Sao Martinho SA	2,700	42,919
Sonae Sierra Brasil SA	3,400	24,806
Souza Cruz SA	13,700	111,791
Sul America SA Units	9,795	52,539
Tecnisa SA	17,800	35,768
Tegma Gestao Logistica SA	3,100	22,996
TIM Participacoes SA	35,700	196,001
Totvs SA	6,400	94,222
Tractebel Energia SA	5,700	78,410
Ultrapar Participacoes SA	15,900	350,280
Vale SA	53,100	541,075
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,500	40,535

Security	Shares	Value

WEG SA	11,680	$139,154

		11,056,953
CANADA — 7.55%
Advantage Oil & Gas Ltd.[a]	7,365	31,552
Aecon Group Inc.	5,635	73,221
AG Growth International Inc.	509	21,092
AGF Management Ltd. Class B	3,826	34,749
Agnico-Eagle Mines Ltd.	8,858	208,673
Agrium Inc.	6,003	587,122
Aimia Inc.	8,419	121,344
Alacer Gold Corp.	10,144	16,825
Alaris Royalty Corp.	2,440	73,084
Algonquin Power & Utilities Corp.	5,370	43,819
Alimentation Couche-Tard Inc. Class B	17,806	604,088
Allied Properties Real Estate Investment Trust	1,365	43,064
AltaGas Ltd.	6,229	256,906
ARC Resources Ltd.	12,556	296,012
Argonaut Gold Inc.[a]	8,872	18,886
Artis Real Estate Investment Trust	338	4,719
ATCO Ltd. Class I NVS	3,593	145,957
Athabasca Oil Corp.[a]	13,690	44,320
ATS Automation Tooling Systems Inc.[a]	5,663	70,822
AuRico Gold Inc.	10,260	32,852
AutoCanada Inc.	1,024	56,856
Avigilon Corp.[a,b]	1,861	25,733
B2Gold Corp.[a]	25,467	42,466
Badger Daylighting Ltd.	2,466	60,565
Bank of Montreal	26,025	1,886,579
Bank of Nova Scotia (The)	49,197	3,011,732
Bankers Petroleum Ltd.[a]	13,397	51,452
Barrick Gold Corp.	46,895	556,526
Baytex Energy Corp.	6,718	205,213
BCE Inc.	9,323	413,869
Bellatrix Exploration Ltd.[a,b]	7,425	34,706
Birchcliff Energy Ltd.[a]	5,850	45,245
Bird Construction Inc.	7,545	90,142
Black Diamond Group Ltd.	2,877	49,122
BlackBerry Ltd.[a,b]	21,434	225,091
BlackPearl Resources Inc.[a]	12,387	17,799
Boardwalk Real Estate Investment Trust	883	55,919
Bombardier Inc. Class B	55,682	183,228
Bonavista Energy Corp.	6,669	62,641
Bonterra Energy Corp.	1,862	83,682
Brookfield Asset Management Inc. Class A	22,526	1,102,275
CAE Inc.	12,021	153,961
Calfrac Well Services Ltd.	4,362	52,230
Calloway Real Estate Investment Trust	1,139	27,863
Cameco Corp.	17,072	296,332
Canaccord Genuity Group Inc.	5,554	46,996
Canadian Apartment Properties Real Estate Investment Trust	4,276	94,816
Canadian Energy Services & Technology Corp.	8,810	67,983
Canadian Imperial Bank of Commerce	16,174	1,476,024
Canadian National Railway Co.	34,034	2,398,636
Canadian Natural Resources Ltd.	45,131	1,574,351
Canadian Oil Sands Ltd.	18,620	291,657
Canadian Pacific Railway Ltd.	7,558	1,571,530
Canadian Real Estate Investment Trust	856	37,575
Canadian Tire Corp. Ltd. Class A NVS	3,003	329,133
Canadian Utilities Ltd. Class A	4,860	167,941
Canadian Western Bank	3,969	132,893
Canexus Corp.	7,138	24,501
Canfor Corp.[a]	4,122	95,934

44

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Canyon Services Group Inc.	4,139	$39,978
Capital Power Corp.	4,279	97,084
Capstone Mining Corp.[a]	14,533	27,198
Catamaran Corp.[a]	8,665	412,711
CCL Industries Inc. Class B	1,350	136,431
Celestica Inc.[a]	7,626	83,738
Cenovus Energy Inc.	32,223	797,108
Centerra Gold Inc.	6,900	26,928
CGI Group Inc. Class Aa	9,403	322,677
Chartwell Retirement Residences	517	5,273
China Gold International Resources Corp. Ltd.[a]	8,847	16,949
CI Financial Corp.	9,321	270,920
Cineplex Inc.	3,578	134,748
Cogeco Cable Inc.	1,360	74,137
Cominar Real Estate Investment Trust	260	4,400
Constellation Software Inc.	790	222,471
Corus Entertainment Inc. Class B	3,500	64,384
Cott Corp.	4,910	29,744
Crescent Point Energy Corp.	16,298	538,472
Crew Energy Inc.[a]	4,770	29,785
Denison Mines Corp.[a]	25,505	23,979
Detour Gold Corp.[a,b]	6,066	35,510
DH Corp.	3,342	106,712
Dollarama Inc.	2,642	232,038
Dominion Diamond Corp.[a]	3,457	48,354
Dorel Industries Inc. Class B	1,521	47,244
Dream Unlimited Corp. Class Aa	2,386	27,956
Dundee Corp. Class Aa	1,861	26,377
Dundee Precious Metals Inc.[a]	6,853	19,511
Eldorado Gold Corp.	29,566	161,538
Element Financial Corp.[a]	11,423	132,725
Empire Co. Ltd. Class A	2,181	150,829
Enbridge Inc.	34,897	1,650,678
Enbridge Income Fund Holdings Inc.	4,660	122,757
Encana Corp.	31,127	579,775
Endeavour Mining Corp.[a,b]	56,733	24,153
Endeavour Silver Corp.[a]	8,164	24,909
EnerCare Inc.	8,231	108,267
Enerflex Ltd.	3,740	53,407
Enerplus Corp.	9,472	135,596
Ensign Energy Services Inc.	6,229	70,276
Extendicare Inc.	4,465	32,316
Fairfax Financial Holdings Ltd.	879	401,458
Finning International Inc.	7,105	183,383
First Capital Realty Inc.	1,849	30,192
First Majestic Silver Corp.[a]	4,652	23,849
First Quantum Minerals Ltd.	24,810	374,092
FirstService Corp.	1,978	104,492
Fortis Inc.	8,642	281,462
Fortuna Silver Mines Inc.[a]	7,727	26,729
Franco-Nevada Corp.	6,739	315,357
Freehold Royalties Ltd.	2,423	45,131
Gabriel Resources Ltd.[a]	13,145	7,695
Genworth MI Canada Inc.	1,552	54,236
George Weston Ltd.	1,834	149,785
Gibson Energy Inc.	5,991	174,185
Gildan Activewear Inc.	5,198	309,543
Goldcorp Inc.	33,092	620,778
Great-West Lifeco Inc.	11,216	314,161
H&R Real Estate Investment Trust	5,119	101,840
Home Capital Group Inc.	3,069	147,046
HudBay Minerals Inc.	9,557	73,153
Husky Energy Inc.	14,012	338,167
IAMGOLD Corp.[a]	19,931	37,831

Security	Shares	Value

IGM Financial Inc.	4,056	$162,175
Imperial Metals Corp.[a]	2,233	18,875
Imperial Oil Ltd.	12,778	614,618
Industrial Alliance Insurance and Financial Services Inc.	4,521	182,131
Innergex Renewable Energy Inc.	7,376	72,160
Intact Financial Corp.	5,866	393,183
Inter Pipeline Ltd.	14,142	445,414
Ithaca Energy Inc.[a,b]	13,590	17,357
Ivanhoe Mines Ltd.[a]	18,485	13,936
Jean Coutu Group PJC Inc. (The) Class A	4,743	108,705
Just Energy Group Inc.	4,615	22,472
Keyera Corp.	3,946	313,804
Killam Properties Inc.	4,523	44,289
Kinross Gold Corp.[a]	34,820	74,430
Labrador Iron Ore Royalty Corp.	3,822	66,443
Laurentian Bank of Canada	1,102	48,461
Legacy Oil & Gas Inc. Class Aa	6,909	28,127
Lightstream Resources Ltd.	6,477	17,120
Linamar Corp.	2,310	117,954
Loblaw Companies Ltd.	9,535	496,603
Lundin Mining Corp.[a]	25,008	111,571
MacDonald Dettwiler & Associates Ltd.	1,427	108,773
Magna International Inc. Class A	9,171	904,858
Mainstreet Equity Corp.[a]	1,821	65,882
Major Drilling Group International Inc.	7,117	41,536
Manitoba Telecom Services Inc.	628	16,549
Manulife Financial Corp.	75,773	1,437,567
Maple Leaf Foods Inc.	5,047	87,291
Martinrea International Inc.	4,739	50,229
Medical Facilities Corp.	3,537	56,532
MEG Energy Corp.[a]	6,401	154,426
Methanex Corp.	4,043	240,188
Metro Inc. Class A	3,460	243,055
Morguard Real Estate Investment Trust	2,806	46,043
Morneau Shepell Inc.	5,923	87,417
Mullen Group Ltd.	4,186	81,310
National Bank of Canada	13,612	636,019
Nevsun Resources Ltd.	6,282	21,229
New Gold Inc.[a]	16,605	60,237
Newalta Corp.	3,825	69,040
Norbord Inc.	1,917	37,492
North West Co. Inc. (The)	4,859	100,417
Northern Property REIT Real Estate Investment Trust	2,830	72,893
Northland Power Inc.	3,808	56,641
Novagold Resources Inc.[a]	10,808	26,554
NuVista Energy Ltd.[a]	6,614	60,834
OceanaGold Corp.[a]	13,369	21,818
Onex Corp.	3,796	214,101
Open Text Corp.	5,439	300,304
Osisko Gold Royalties Ltd.[a]	1,743	21,767
Pacific Rubiales Energy Corp.	13,604	205,125
Painted Pony Petroleum Ltd.[a]	4,057	38,431
Pan American Silver Corp.	7,265	67,144
Paramount Resources Ltd. Class Aa	2,492	104,326
Parex Resources Inc.[a]	5,864	53,728
Parkland Fuel Corp.	4,536	88,712
Pason Systems Inc.	3,992	95,494
Pembina Pipeline Corp.	14,267	591,711
Pengrowth Energy Corp.	21,149	85,350
Penn West Petroleum Ltd.	17,272	78,130
Peyto Exploration & Development Corp.	6,485	182,969
Poseidon Concepts Corp.[a]	293	0
Potash Corp. of Saskatchewan Inc.	34,963	1,192,981
Power Corp. of Canada	14,499	382,456

45

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Power Financial Corp.	9,369	$274,310
Precision Drilling Corp.	12,179	101,433
Premier Gold Mines Ltd.[a]	13,704	22,000
Pretium Resources Inc.[a]	3,486	15,954
Primero Mining Corp.[a,b]	6,342	21,657
Progressive Waste Solutions Ltd.	4,744	138,518
Quebecor Inc. Class B	4,218	108,233
Raging River Exploration Inc.[a]	7,755	52,688
Redknee Solutions Inc.[a]	6,569	24,704
Reitmans Canada Ltd. Class A	4,549	24,814
RioCan Real Estate Investment Trust	5,341	125,774
Ritchie Bros. Auctioneers Inc.	3,640	88,946
RMP Energy Inc.[a]	5,468	28,711
Rogers Communications Inc. Class B	14,261	536,060
Romarco Minerals Inc.[a,b]	107,953	54,577
RONA Inc.	7,481	91,236
Royal Bank of Canada	58,250	4,133,738
Russel Metals Inc.	3,302	96,209
Saputo Inc.	10,346	293,463
Savanna Energy Services Corp.	4,695	25,319
Secure Energy Services Inc.	5,561	102,939
SEMAFO Inc.[a]	11,814	28,816
Shaw Communications Inc. Class B	15,530	398,632
ShawCor Ltd.	2,999	132,068
Sherritt International Corp.	9,344	23,206
Silver Standard Resources Inc.[a]	4,256	18,535
Silver Wheaton Corp.	14,043	244,004
SNC-Lavalin Group Inc.	6,341	273,111
Stantec Inc.	2,092	132,502
Sun Life Financial Inc.	25,232	897,202
Suncor Energy Inc.	61,165	2,171,115
Superior Plus Corp.	6,795	73,588
Surge Energy Inc.	8,592	47,630
Tahoe Resources Inc.[a]	3,861	66,881
Talisman Energy Inc.	41,169	262,544
Tanzanian Royalty Exploration Corp.[a]	9,950	12,973
Taseko Mines Ltd.[a]	15,984	20,982
Teck Resources Ltd. Class B	23,416	369,896
TELUS Corp. NVS	6,490	232,499
Thompson Creek Metals Co. Inc.[a]	7,565	14,292
Thomson Reuters Corp.	14,828	551,455
Tim Hortons Inc.	5,769	467,271
TMX Group Ltd.	1,366	65,680
TORC Oil & Gas Ltd.	4,256	39,901
Torex Gold Resources Inc.[a]	32,807	34,918
Toromont Industries Ltd.	4,228	100,914
Toronto-Dominion Bank (The)	73,922	3,636,927
Total Energy Services Inc.	3,281	56,980
Tourmaline Oil Corp.[a]	7,081	253,922
TransAlta Corp.	10,041	97,609
TransCanada Corp.	29,798	1,468,162
Transcontinental Inc. Class A	5,853	79,895
TransForce Inc.	4,418	107,996
TransGlobe Energy Corp.	5,103	22,133
Trican Well Service Ltd.	6,558	58,748
Trilogy Energy Corp.	3,328	51,834
Trinidad Drilling Ltd.	8,016	52,186
Turquoise Hill Resources Ltd.[a,b]	32,922	110,378
Valeant Pharmaceuticals International Inc.[a]	13,297	1,766,722
Valener Inc.	5,793	82,724
Veresen Inc.	10,522	165,093
Vermilion Energy Inc.	4,107	232,989
Wajax Corp.	2,187	69,968
West Fraser Timber Co. Ltd.	3,073	161,166

Security	Shares	Value

Westport Innovations Inc.[a]	2,276	$13,990
Westshore Terminals Investment Corp.	2,897	88,263
Whitecap Resources Inc.	10,853	140,445
Wi-Lan Inc.	13,743	45,467
WSP Global Inc.	2,993	91,081
Yamana Gold Inc.	33,292	132,583

		64,981,458
CHILE — 0.31%
AES Gener SA	81,353	45,015
Aguas Andinas SA Series A	88,793	53,299
Banco de Chile	898,329	109,451
Banco de Credito e Inversiones	1,557	87,121
Banco Santander (Chile) SA	3,400,433	180,004
CAP SA	3,184	30,444
Cencosud SA	56,222	159,107
Colbun SA	427,443	115,686
Compania Cervecerias Unidas SA	7,554	79,156
CorpBanca SA	5,172,524	69,222
E.CL SA	37,022	54,405
Empresa Nacional de Electricidad SA	158,543	247,066
Empresa Nacional de Telecomunicaciones SA	4,122	44,361
Empresas CMPC SA	51,889	127,178
Empresas Copec SA	22,371	270,518
Enersis SA	968,037	307,981
Inversiones Aguas Metropolitanas SA	23,099	34,818
LATAM Airlines Group SAa	14,588	174,558
Multiexport Foods SAa	15,380	3,587
Parque Arauco SA	23,269	47,218
S.A.C.I. Falabella SA	42,282	308,553
Sonda SA	20,579	49,737
Vina Concha y Toro SA	20,562	39,412

		2,637,897
CHINA — 4.33%
AAC Technologies Holdings Inc.[b]	32,000	191,665
Agile Property Holdings Ltd.	82,000	46,206
Agricultural Bank of China Ltd. Class H	881,000	408,964
Air China Ltd. Class H	94,000	60,847
Ajisen (China) Holdings Ltd.[b]	39,000	26,854
Alibaba Pictures Group Ltd.[a]	320,000	66,433
Aluminum Corp. of China Ltd. Class Ha	194,000	86,053
Anhui Conch Cement Co. Ltd. Class H	52,500	171,949
Anta Sports Products Ltd.	64,000	125,438
Anxin-China Holdings Ltd.	264,000	24,510
Asian Citrus Holdings Ltd.	190,000	34,055
AviChina Industry & Technology Co. Ltd. Class H	108,000	82,164
Bank of China Ltd. Class H	3,305,000	1,581,075
Bank of Communications Co. Ltd. Class H	370,000	277,195
BBMG Corp. Class H	70,000	49,464
Beijing Capital International Airport Co. Ltd. Class H	82,000	60,164
Beijing Enterprises Holdings Ltd.	22,500	183,651
Beijing Enterprises Water Group Ltd.	218,000	156,011
Belle International Holdings Ltd.	193,000	245,630
Biostime International Holdings Ltd.	12,000	27,171
Bosideng International Holdings Ltd.	160,000	23,726
Brilliance China Automotive Holdings Ltd.	130,000	224,624
BYD Co. Ltd. Class Hb	28,000	177,636
China Agri-Industries Holdings Ltd.	141,100	53,855
China BlueChemical Ltd. Class H	102,000	36,169
China Cinda Asset Management Co. Ltd.[a]	240,000	113,575
China CITIC Bank Corp. Ltd. Class H	370,000	240,935

46

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

China Coal Energy Co. Class Hb	186,000	$113,924
China Communications Construction Co. Ltd. Class H	209,000	160,351
China Communications Services Corp. Ltd. Class H	110,000	51,630
China Construction Bank Corp. Class H	3,004,000	2,238,900
China COSCO Holdings Co. Ltd. Class Ha,b	162,000	72,694
China Everbright International Ltd.	109,000	150,389
China Everbright Ltd.	44,000	85,558
China Gas Holdings Ltd.	90,000	161,079
China High Speed Transmission Equipment Group Co. Ltd.[a]	63,000	49,635
China Huishan Dairy Holdings Co. Ltd.[b]	340,000	76,284
China International Marine Containers (Group) Co. Ltd. Class H	21,800	50,879
China Life Insurance Co. Ltd. Class H	315,000	942,336
China Longyuan Power Group Corp. Ltd. Class H	128,000	136,662
China Lumena New Materials Corp.[b]	152,000	6,860
China Medical System Holdings Ltd.	57,000	105,104
China Mengniu Dairy Co. Ltd.	58,000	256,151
China Merchants Bank Co. Ltd. Class H	194,177	359,550
China Merchants Holdings (International) Co. Ltd.	50,000	157,959
China Metal Recycling Holdings Ltd.[a,b]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	266,000	266,508
China Mobile Ltd.	255,000	3,173,032
China Modern Dairy Holdings Ltd.[a,b]	100,000	44,099
China National Building Material Co. Ltd. Class H	142,000	131,651
China Oil and Gas Group Ltd.	400,000	63,441
China Oilfield Services Ltd. Class H	76,000	158,562
China Overseas Land & Investment Ltd.	180,000	522,230
China Pacific Insurance (Group) Co. Ltd. Class H	113,600	424,799
China Petroleum & Chemical Corp. Class H	1,074,200	930,811
China Power International Development Ltd.	165,000	74,466
China Precious Metal Resources Holdings Co. Ltd.[a,b]	258,000	27,280
China Railway Construction Corp. Ltd. Class H	87,500	91,842
China Railway Group Ltd. Class H	192,000	118,341
China Resources Cement Holdings Ltd.	110,000	74,750
China Resources Enterprise Ltd.	52,000	123,644
China Resources Gas Group Ltd.	40,000	114,246
China Resources Land Ltd.	90,000	213,998
China Resources Power Holdings Co. Ltd.	84,000	244,249
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	157,000	25,103
China Shanshui Cement Group Ltd.	105,000	38,722
China Shenhua Energy Co. Ltd. Class H	144,500	407,124
China Shineway Pharmaceutical Group Ltd.	20,000	36,053
China Shipping Container Lines Co. Ltd. Class Ha	229,000	65,258
China South City Holdings Ltd.[b]	80,000	36,208
China State Construction International Holdings Ltd.	74,000	114,313
China Taiping Insurance Holdings Co. Ltd.[a]	41,800	89,689
China Telecom Corp. Ltd. Class H	588,000	374,551
China Travel International Investment Hong Kong Ltd.	232,000	71,199
China Unicom (Hong Kong) Ltd.	196,000	294,687
China Vanke Co. Ltd.[a]	58,700	109,449
China Yurun Food Group Ltd.[a,b]	134,000	57,365
China ZhengTong Auto Services Holdings Ltd.[b]	51,000	28,870
Chongqing Changan Automobile Co. Ltd.	39,498	87,245
Chongqing Rural Commercial Bank Co. Ltd. Class H	141,000	67,816
CITIC Ltd.	98,000	171,606
CITIC Resources Holdings Ltd.[a]	192,000	26,738
CITIC Securities Co. Ltd. Class H	44,500	110,975
CNOOC Ltd.	735,000	1,154,361
COSCO Pacific Ltd.	94,000	123,633
Country Garden Holdings Co. Ltd.	215,866	84,897
CSPC Pharmaceutical Group Ltd.	118,000	108,639
CSR Corp Ltd. Class H	95,000	96,651
Dah Chong Hong Holdings Ltd.	90,000	53,151
Daphne International Holdings Ltd.	82,000	41,237
Datang International Power Generation Co. Ltd. Class H	116,000	60,878

Security	Shares	Value

Digital China Holdings Ltd.	61,000	$56,790
Dongfeng Motor Group Co. Ltd. Class H	116,000	179,193
Dongyue Group Ltd.	72,000	27,110
ENN Energy Holdings Ltd.	34,000	220,523
Evergrande Real Estate Group Ltd.[b]	262,000	100,676
Far East Horizon Ltd.	87,000	80,772
Fosun International Ltd.	83,000	98,356
Franshion Properties (China) Ltd.	158,000	37,283
GCL-Poly Energy Holdings Ltd.[a]	433,000	146,284
Geely Automobile Holdings Ltd.	275,000	123,047
Glorious Property Holdings Ltd.[a]	283,000	40,871
Golden Eagle Retail Group Ltd.[b]	32,000	39,200
GOME Electrical Appliances Holdings Ltd.	467,000	73,466
Great Wall Motor Co. Ltd. Class H	46,500	203,863
Guangdong Investment Ltd.	132,000	173,613
Guangzhou Automobile Group Co. Ltd. Class H	96,000	85,414
Guangzhou R&F Properties Co. Ltd. Class H	51,200	55,787
Haier Electronics Group Co. Ltd.	49,000	132,369
Haitian International Holdings Ltd.	31,000	66,515
Haitong Securities Co. Ltd. Class H	52,400	89,865
Harbin Electric Co. Ltd. Class H	66,000	39,829
Hengan International Group Co. Ltd.	30,000	316,239
Hengdeli Holdings Ltd.	265,200	42,746
Hopewell Highway Infrastructure Ltd.	135,775	65,478
Hopson Development Holdings Ltd.[a,b]	28,000	24,876
Huabao International Holdings Ltd.	120,000	85,723
Huaneng Power International Inc. Class H	142,000	174,314
Hunan Nonferrous Metal Corp. Ltd. Class Ha	126,000	40,455
Industrial and Commercial Bank of China Ltd. Class H	3,069,000	2,030,118
Inner Mongolia Yitai Coal Co. Ltd. Class B	53,300	85,760
Intime Retail Group Co. Ltd.	70,000	61,017
Jiangsu Expressway Co. Ltd. Class H	46,000	51,367
Jiangxi Copper Co. Ltd. Class H	55,000	97,728
Ju Teng International Holdings Ltd.	52,000	28,966
Kingboard Chemical Holdings Co. Ltd.	37,500	73,789
Kingboard Laminates Holdings Ltd.	137,500	56,027
Kingdee International Software Group Co. Ltd.[a]	124,000	40,613
Kingsoft Corp. Ltd.	39,000	92,029
Kunlun Energy Co. Ltd.	124,000	164,370
KWG Property Holdings Ltd.	67,500	46,827
Lee & Man Paper Manufacturing Ltd.	66,000	36,254
Lenovo Group Ltd.	284,000	418,207
Li Ning Co. Ltd.[a,b]	66,500	35,243
Longfor Properties Co. Ltd.	52,500	60,859
Lonking Holdings Ltd.	221,000	37,901
Minth Group Ltd.	34,000	65,149
MMG Ltd.	92,000	30,725
New China Life Insurance Co. Ltd. Class H	45,000	168,274
New World China Land Ltd.	112,000	68,021
Nine Dragons Paper (Holdings) Ltd.[b]	80,000	61,997
North Mining Shares Co. Ltd.[a,b]	560,000	25,995
Parkson Retail Group Ltd.	126,000	36,881
People’s Insurance Co. Group of China Ltd. Class H	339,000	146,437
PetroChina Co. Ltd. Class H	892,000	1,116,840
Phoenix Satellite Television Holdings Ltd.	142,000	43,579
PICC Property and Casualty Co. Ltd. Class H	152,000	278,709
Ping An Insurance (Group) Co. of China Ltd. Class H	86,000	702,509
Poly Property Group Co. Ltd.	105,000	40,618
Renhe Commercial Holdings Co. Ltd.[a]	542,000	21,665
REXLot Holdings Ltd.[b]	475,000	48,999
Sany Heavy Equipment International Holdings Co. Ltd.[a]	95,000	21,070
Semiconductor Manufacturing International Corp.[a]	1,514,000	156,179
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	92,000	92,769
Shanghai Electric Group Co. Ltd. Class H	156,000	78,048

47

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	21,000	$75,549
Shanghai Industrial Holdings Ltd.	21,000	64,718
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	35,000	87,644
Shenzhen International Holdings Ltd.	58,500	92,934
Shenzhen Investment Ltd.	182,000	52,569
Shenzhou International Group Holdings Ltd.	25,000	86,232
Shimao Property Holdings Ltd.	58,500	125,823
Shougang Fushan Resources Group Ltd.	128,000	28,884
Shui On Land Ltd.	274,000	62,536
Shunfeng Photovoltaic International Ltd.[a]	40,000	33,371
Sihuan Pharmaceutical Holdings Group Ltd.	232,000	185,176
Sino Biopharmaceutical Ltd.	160,000	161,131
Sino-Ocean Land Holdings Ltd.	184,500	105,392
Sinofert Holdings Ltd.[a]	212,000	32,257
Sinopec Engineering Group Co. Ltd.	73,000	70,598
Sinopec Kantons Holdings Ltd.[b]	50,000	41,521
Sinopec Shanghai Petrochemical Co. Ltd. Class H	175,000	54,383
Sinopharm Group Co. Ltd. Class H	44,000	171,911
Skyworth Digital Holdings Ltd.	114,000	62,474
SOHO China Ltd.	90,500	66,400
Sun Art Retail Group Ltd.[b]	105,500	112,911
Sunac China Holdings Ltd.	81,000	70,083
Sunny Optical Technology Group Co Ltd.	32,000	51,661
Tencent Holdings Ltd.	215,800	3,439,354
Tianneng Power International Ltd.	100,000	35,718
Tingyi (Cayman Islands) Holding Corp.	82,000	203,858
Tong Ren Tang Technologies Co. Ltd. Class H	34,000	45,683
Towngas China Co. Ltd.	59,000	61,928
Travelsky Technology Ltd. Class H	46,000	48,045
Tsingtao Brewery Co. Ltd. Class H	16,000	118,217
Uni-President China Holdings Ltd.	78,200	72,299
Want Want China Holdings Ltd.	253,000	345,154
Weichai Power Co. Ltd. Class H	20,000	76,723
West China Cement Ltd.	438,000	43,488
Yanzhou Coal Mining Co. Ltd. Class H	100,000	84,073
Yingde Gases Group Co. Ltd.	58,500	45,788
Yuexiu Property Co. Ltd.	520,080	95,899
Yuexiu Real Estate Investment Trust	111,000	54,819
Zhejiang Expressway Co. Ltd. Class H	92,000	92,769
Zhongsheng Group Holdings Ltd.	43,000	44,191
Zhuzhou CSR Times Electric Co. Ltd. Class H	24,500	105,358
Zijin Mining Group Co. Ltd. Class H	258,000	66,203
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	45,200	21,740
ZTE Corp. Class H	34,800	84,361

		37,210,353
COLOMBIA — 0.14%
Almacenes Exito SA	6,858	96,576
Bolsa de Valores de Colombia	12,263,054	130,917
Cementos Argos SA	15,217	77,534
Cemex Latam Holdings SAa	9,750	86,867
Corporacion Financiera Colombiana SA NVS	2,988	58,723
Ecopetrol SA	213,932	285,485
Grupo Argos SA	9,070	98,501
Grupo de Inversiones Suramericana SA	13,022	270,329
Interconexion Electrica SA ESP	11,546	49,305
Isagen SA ESP	33,079	43,501

		1,197,738
CZECH REPUBLIC — 0.04%
CEZ AS	7,711	213,245

Security	Shares	Value

Komercni Banka AS	722	$154,627

		367,872
DENMARK — 1.13%
A.P. Moeller-Maersk A/S Class A	164	372,398
A.P. Moeller-Maersk A/S Class B	288	670,934
ALK-Abello A/S	708	79,728
Bang & Olufsen A/S Class Ba,b	5,177	40,085
Carlsberg A/S Class B	4,285	377,228
Christian Hansen Holding A/S	3,882	156,173
Coloplast A/S Class B	4,690	408,145
D/S Norden A/Sb	1,649	43,301
Danske Bank A/S	26,786	734,481
DSV A/S	7,505	224,360
FLSmidth & Co. A/Sb	2,309	104,551
Genmab A/Sa	1,951	85,024
GN Store Nord A/S	7,784	181,077
Jyske Bank A/S Registered[a]	3,072	165,471
NKT Holding A/S	1,537	79,659
Novo Nordisk A/S Class B	82,954	3,751,945
Novozymes A/S Class B	10,008	464,109
Pandora A/S	4,927	414,671
Rockwool International A/S Class B	277	40,308
Royal Unibrew A/Sa	508	82,944
SimCorp A/S	2,717	81,864
Solar Holdings A/S Class B	1,153	53,372
Sydbank A/Sa	3,588	113,785
TDC A/S	33,896	258,520
Topdanmark A/Sa,b	4,674	148,697
TrygVesta A/S	714	77,159
United International Enterprises Ltd.	416	74,085
Vestas Wind Systems A/Sa	9,276	310,405
William Demant Holding A/Sa	1,125	85,234

		9,679,713
EGYPT — 0.07%
Commercial International Bank (Egypt) SAE	41,433	279,772
EFG-Hermes Holding Co. SAE[a]	27,896	65,663
Egyptian Kuwaiti Holding Co. SAE[a]	41,940	36,907
Global Telecom Holding SAE[a]	114,285	69,530
Talaat Moustafa Group Holding Co. SAE	80,916	118,940
Telecom Egypt Co.	24,111	45,861

		616,673
FINLAND — 0.65%
Amer Sports OYJ Class A	5,275	100,920
Cargotec Corp. OYJ Class Bb	1,414	42,554
Caverion Corp.	4,355	34,975
Citycon OYJ	6,686	21,612
Elisa OYJ	4,912	134,778
Fortum OYJ	18,207	421,786
Huhtamaki OYJ	3,530	89,428
Kemira OYJ	3,672	47,387
Kesko OYJ Class B	2,677	101,358
Kone OYJ Class B	12,732	547,151
Konecranes OYJ	2,159	60,349
Metsa Board OYJ Class B	11,637	51,905
Metso OYJ	4,617	150,574
Neste Oil OYJ[b]	5,643	121,960
Nokia OYJ	154,926	1,292,752
Nokian Renkaat OYJ	4,694	132,266

48

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Orion OYJ Class B	4,538	$154,025
Outokumpu OYJ[a,b]	8,171	46,130
Outotec OYJ[b]	7,673	50,711
Ramirent OYJ	2,818	22,455
Sampo OYJ Class A	17,910	856,514
Sanoma OYJ[b]	3,316	19,061
Sponda OYJ	8,047	36,800
Stockmann OYJ Abp Class B	2,581	28,554
Stora Enso OYJ Class R	20,284	167,096
Tieto OYJ	3,201	81,053
UPM-Kymmene OYJ	21,751	343,918
Uponor OYJ	3,261	43,308
Valmet OYJ	6,962	73,532
Wartsila OYJ Abp	6,184	286,364
YIT OYJ[b]	4,744	31,621

		5,592,897
FRANCE — 6.17%
AB Science SAa	1,539	16,428
ABC Arbitrage	10,960	66,050
Accor SA	6,567	275,714
Aeroports de Paris	1,025	121,179
Airbus Group NV	24,432	1,457,077
Alcatel-Lucent[a,b]	118,452	363,304
ALSTOM[a]	9,046	314,625
Altamir Amboise SCA	4,620	57,884
ALTEN	1,575	67,330
Altran Technologies SA	10,515	103,220
ANF Immobilier	1,118	30,816
Aperam[a]	2,225	63,908
ArcelorMittal	42,187	551,818
Arkema SA	2,230	137,519
Assystem	1,810	36,511
Atos SA	3,381	233,364
AXA SA	73,741	1,700,902
Belvedere SAa	2,549	35,577
Beneteau SAa	1,740	25,725
BNP Paribas SA	43,028	2,703,037
Bollore[b]	190	89,983
Bonduelle SCA	1,109	27,928
BOURBON SAb	1,622	42,067
Bouygues SA	7,580	261,642
Bureau Veritas SA	8,191	202,479
Cap Gemini SA	5,839	383,781
Carrefour SA	25,169	736,955
Casino Guichard-Perrachon SA	2,033	208,306
Cegid Group	2,440	89,786
CGG[a,b]	5,217	30,120
Christian Dior SA	2,072	366,427
Club Mediterranee SAa	1,687	47,536
CNP Assurances SA	6,250	116,755
Compagnie de Saint-Gobain	17,902	768,096
Compagnie Generale des Etablissements Michelin Class B	7,502	650,335
Compagnie Plastic Omnium SA	2,533	57,569
Credit Agricole SA	40,567	599,498
Danone SA	23,413	1,590,498
Dassault Systemes SA	5,001	316,859
Edenred SA	8,332	230,706
Eiffage SA	1,738	92,295
Electricite de France SA	9,868	291,163
Essilor International SA	8,322	918,587
Etablissements Maurel et Prom[a]	4,541	54,317
Euler Hermes Group	790	77,362

Security	Shares	Value

Eurazeo	1,432	$95,718
Euro Disney SCA Registered[a]	19,964	75,289
Eurofins Scientific SE	450	113,691
Eutelsat Communications SA	5,949	192,748
Faiveley Transport SA	484	29,107
Faurecia	2,692	86,985
Fonciere des Regions	936	85,960
GameLoft SAa	7,327	37,638
GDF Suez	58,626	1,421,674
Gecina SA	1,061	143,567
Groupe Eurotunnel SA Registered	19,418	245,235
Groupe Fnac[a]	2,559	107,246
Guerbet	642	29,858
Havas SA	13,707	110,769
Icade	1,178	93,706
Iliad SA	1,109	242,462
Imerys SA	1,179	84,509
Ingenico SA	1,896	188,781
Ipsen SA	1,409	69,272
Ipsos SA	1,969	51,054
Jacquet Metal Service SA	2,117	36,126
JCDecaux SA	2,519	83,541
Kering	3,135	604,691
Klepierre	3,439	148,651
Korian-Medica	1,525	55,161
L’Air Liquide SA	14,343	1,729,646
L’Oreal SA	9,973	1,563,147
Lafarge SA	7,620	528,050
Lagardere SCA	4,651	113,136
Legrand SA	10,631	571,943
LVMH Moet Hennessy Louis Vuitton SA	11,404	1,933,891
M6-Metropole Television	2,023	34,990
Mercialys	1,910	42,177
Mersen	1,274	30,647
Montupet[b]	709	54,960
MPI	7,112	29,672
Natixis SA	37,452	257,658
Naturex	963	66,963
Neopost SA	1,474	102,330
Nexans SAa	3,472	105,902
Nexity	945	33,910
Numericable Group SAa,b	1,680	62,094
Orange	76,150	1,213,117
Orpea SA	1,382	84,203
Pernod Ricard SA	8,490	966,170
PSA Peugeot Citroen SAa	16,303	193,189
Publicis Groupe SA	7,187	497,684
Rallye SA	1,223	47,302
Remy Cointreau SA	1,085	77,173
Renault SA	7,886	585,215
Rexel SA	10,466	175,778
Rubis SCA	1,464	86,081
Safran SA	11,029	697,821
Saft Groupe SA	2,104	62,476
Sanofi	48,739	4,498,056
Sartorius Stedim Biotech SA	176	32,084
Schneider Electric SE	21,084	1,661,048
SCOR SE	5,146	157,575
SEB SA	938	76,730
Seche Environnement SA	1,094	32,142
SES SA Class A FDR	12,963	447,449
Societe BIC SA	1,068	133,101
Societe Generale	29,403	1,415,171
Societe Television Francaise 1	4,722	70,196

49

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Sodexo	3,274	$315,320
Solocal Group[a,b]	49,220	30,217
Sopra Group SA	823	61,672
STMicroelectronics NV	26,622	177,414
Suez Environnement SA	11,274	189,701
Technicolor SA Registered[a]	31,208	184,046
Technip SA	4,156	300,551
Teleperformance SA	2,310	145,463
Tessi SA	512	50,555
Thales SA	3,574	177,279
Total SA	88,095	5,233,948
Ubisoft Entertainment SAa	4,694	84,865
Unibail-Rodamco SE	3,817	977,746
Valeo SA	3,046	340,913
Vallourec SA	4,587	168,389
Veolia Environnement	17,010	284,193
Vicat SA	730	49,902
Vilmorin & Cie SA	130	13,038
Vinci SA	19,608	1,117,179
Virbac SA	181	40,468
Vivendi SA	49,119	1,198,515
Vranken-Pommery Monopole SA	1,754	52,852
Wendel	1,111	122,410
Zodiac Aerospace	7,184	219,035

		53,053,025
GERMANY — 5.53%
Aareal Bank AG	2,550	109,170
Adidas AG	8,897	647,087
AIXTRON SEa	5,515	67,101
Allianz SE Registered	18,727	2,972,771
Alstria Office REIT AG	8,926	110,648
Aurubis AG	1,807	94,159
Axel Springer SE	1,739	95,409
BASF SE	37,696	3,317,389
Bayer AG Registered	34,226	4,864,937
Bayerische Motoren Werke AG	13,620	1,455,943
BayWa AG Registered	1,500	59,265
Bechtle AG	1,117	86,782
Beiersdorf AG	3,957	320,071
Bertrandt AG	499	65,177
Bilfinger Berger SE	2,242	144,579
Brenntag AG	6,217	300,666
Carl Zeiss Meditec AG Bearer	1,336	35,946
Celesio AG	2,413	79,511
Comdirect Bank AG	2,350	23,758
Commerzbank AGa	40,473	609,264
Continental AG	4,580	898,902
CTS Eventim AG & Co. KGaA	2,584	68,117
Daimler AG Registered	39,537	3,072,713
Deutsche Bank AG Registered	57,076	1,779,182
Deutsche Boerse AG	8,014	547,321
Deutsche EuroShop AG	2,172	97,055
Deutsche Lufthansa AG Registered	9,639	142,384
Deutsche Post AG Registered	39,851	1,250,980
Deutsche Telekom AG Registered	128,151	1,929,937
Deutsche Wohnen AG Bearer	12,142	273,525
DEUTZ AG	7,578	34,047
Dialog Semiconductor PLC[a]	3,295	113,198
DMG MORI SEIKI AG	2,890	73,739
Drillisch AG	2,701	93,705
Duerr AG	1,260	88,199
E.ON SE	82,560	1,420,224

Security	Shares	Value

ElringKlinger AG	1,688	$51,508
Fraport AG	1,500	92,690
Freenet AG	6,448	168,724
Fresenius Medical Care AG & Co. KGaA	9,124	668,741
Fresenius SE & Co. KGaA	15,933	819,459
GAGFAH SAa	9,845	183,789
GEA Group AG	7,830	359,986
Gerresheimer AG	1,649	91,618
Gerry Weber International AG	1,815	72,837
Hamborner REIT AG	7,793	80,064
Hamburger Hafen und Logistik AG	1,979	43,304
Hannover Rueck SE Registered	2,577	214,678
HeidelbergCement AG	5,713	388,813
Heidelberger Druckmaschinen AGa,b	10,734	27,314
Henkel AG & Co. KGaA	4,782	434,434
Hochtief AG	943	69,696
Hugo Boss AG	1,347	178,638
Indus Holding AG	2,072	95,001
Infineon Technologies AG	48,309	468,535
K+S AG Registered	6,938	193,541
Kabel Deutschland Holding AGa	1,047	141,673
Kloeckner & Co. SEa	4,624	54,290
Krones AG	717	68,659
KUKA AG	1,797	112,911
KWS Saat AG	200	65,151
Lanxess AG	3,983	206,998
LEG Immobilien AG	2,258	155,739
LEONI AG	1,817	103,923
Linde AG	7,567	1,395,085
MAN SE	1,175	133,804
Merck KGaA	5,557	501,778
METRO AGa	6,734	214,469
MorphoSys AGa	1,096	103,991
MTU Aero Engines Holding AG	2,218	194,164
Muenchener Rueckversicherungs-Gesellschaft AG Registered	7,133	1,401,759
Nordex SEa	3,148	53,167
NORMA Group SE	2,203	102,967
Osram Licht AGa	3,784	132,558
Pfeiffer Vacuum Technology AG	796	61,873
ProSiebenSat.1 Media AG Registered	9,307	374,951
QIAGEN NVa	10,131	237,933
Rational AG	140	43,799
Rheinmetall AG	2,069	88,785
Rhoen Klinikum AGb	5,143	153,230
RTL Group SAa	1,670	155,796
RWE AG	20,400	722,302
Salzgitter AG	2,076	62,451
SAP SE	38,011	2,583,126
SGL Carbon SEa	1,313	20,300
Siemens AG Registered	32,608	3,673,235
Software AG	3,433	86,218
Stada Arzneimittel AG	2,717	104,660
Suedzucker AGb	2,593	36,045
Symrise AG	5,030	282,806
TAG Immobilien AG	7,051	82,441
Telefonica Deutschland Holding AG	23,460	115,250
ThyssenKrupp AGa	19,251	462,493
TUI AG	7,370	112,469
United Internet AG Registered[d]	5,566	217,613
Volkswagen AG	1,192	253,440
Vossloh AG	894	51,412
Wacker Chemie AG	702	84,638
Wincor Nixdorf AGb	1,820	83,527

50

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Wirecard AG	5,272	$188,614

		47,528,724
GREECE — 0.12%
Alpha Bank AEa	163,626	106,604
Bank of Cyprus PCL[a]	7,977	—
Eurobank Ergasias SAa	330,460	114,687
FF Group[a]	1,686	55,133
Hellenic Telecommunications Organization SAa	10,850	122,482
Jumbo SA	4,308	47,228
Motor Oil (Hellas) Corinth Refineries SA	5,599	40,968
Mytilineos Holdings SAa	4,266	27,419
National Bank of Greece SAa	71,063	170,947
OPAP SA	9,972	120,816
Piraeus Bank SAa	87,866	127,701
Public Power Corp. SAa	5,780	43,885
Titan Cement Co. SA	1,610	35,684

		1,013,554
HONG KONG — 2.23%
AIA Group Ltd.	510,400	2,846,451
Alibaba Health Information Technology Ltd.[a]	216,000	134,805
ASM Pacific Technology Ltd.[b]	10,500	115,490
Bank of East Asia Ltd. (The)	53,600	223,932
BOC Hong Kong (Holdings) Ltd.	158,000	525,634
Brightoil Petroleum (Holdings) Ltd.[a,b]	125,000	39,812
Cafe de Coral Holdings Ltd.[b]	22,000	78,863
Cathay Pacific Airways Ltd.	43,000	80,620
Champion REIT	132,000	58,211
Cheung Kong (Holdings) Ltd.	59,000	1,046,833
Cheung Kong Infrastructure Holdings Ltd.	28,000	204,353
Chow Sang Sang Holdings International Ltd.[b]	13,000	32,118
CLP Holdings Ltd.	81,500	701,481
Dah Sing Banking Group Ltd.[b]	18,800	34,132
Dah Sing Financial Holdings Ltd.	7,200	44,842
Esprit Holdings Ltd.[b]	81,950	102,607
FIH Mobile Ltd.[a,b]	124,000	66,036
First Pacific Co. Ltd.	107,000	115,483
G-Resources Group Ltd.[a]	1,155,600	28,312
Galaxy Entertainment Group Ltd.	96,000	655,457
Giordano International Ltd.	70,000	35,654
Global Brands Group Holding Ltd.[a]	356,000	78,956
Great Eagle Holdings Ltd.	8,000	26,924
Hanergy Thin Film Power Group Ltd.[a,b]	554,000	126,442
Hang Lung Properties Ltd.	91,000	283,964
Hang Seng Bank Ltd.	30,900	523,553
Henderson Land Development Co. Ltd.	47,950	323,677
HKT Trust and HKT Ltd.	125,600	153,048
Hong Kong and China Gas Co. Ltd. (The)	280,030	653,567
Hong Kong Exchanges and Clearing Ltd.	41,300	915,446
Hopewell Holdings Ltd.	25,500	90,423
Hutchison Whampoa Ltd.	90,000	1,140,783
Hysan Development Co. Ltd.	30,000	136,747
Johnson Electric Holdings Ltd.[b]	19,750	66,850
K. Wah International Holdings Ltd.[b]	69,000	43,241
Kerry Logistics Network Ltd.	31,000	50,446
Kerry Properties Ltd.	26,000	89,179
Kowloon Development Co. Ltd.[b]	22,000	26,269
Li & Fung Ltd.	238,000	290,012
Link REIT (The)	102,000	599,095
Luk Fook Holdings International Ltd.[b]	17,000	50,747
Macau Legend Development Ltd.[a]	60,000	30,173

Security	Shares	Value

Melco International Development Ltd.[b]	35,000	$94,775
MGM China Holdings Ltd.	41,600	133,567
Midland Holdings Ltd.[a,b]	86,000	42,250
MTR Corp. Ltd.	65,500	266,892
New World Development Co. Ltd.	210,666	264,582
Newocean Energy Holdings Ltd.[b]	70,000	32,946
NWS Holdings Ltd.	67,000	125,271
Orient Overseas International Ltd.	11,000	62,623
Pacific Basin Shipping Ltd.	111,000	53,387
PCCW Ltd.	192,000	122,055
Power Assets Holdings Ltd.	60,500	583,921
Prosperity REIT	199,000	66,460
Sa Sa International Holdings Ltd.[b]	46,000	31,793
Sands China Ltd.	100,800	627,790
Shangri-La Asia Ltd.	56,000	81,308
Shun Tak Holdings Ltd.	60,000	30,560
Sino Land Co. Ltd.	132,000	218,207
SJM Holdings Ltd.	77,000	162,634
SmarTone Telecommunications Holding Ltd.[b]	20,000	25,712
Stella International Holdings Ltd.[b]	22,500	64,554
Sun Hung Kai Properties Ltd.	69,000	1,028,523
Sunlight REIT[b]	182,000	79,088
Swire Pacific Ltd. Class A	28,000	367,186
Swire Properties Ltd.	52,800	169,187
Techtronic Industries Co. Ltd.	60,000	187,616
Television Broadcasts Ltd.	3,700	20,253
Texwinca Holdings Ltd.	32,000	28,059
Trinity Ltd.	90,000	21,702
VTech Holdings Ltd.[b]	8,400	105,173
Wharf Holdings Ltd. (The)	63,000	465,481
Wheelock and Co. Ltd.	41,000	197,461
Wynn Macau Ltd.	65,200	235,403
Xinyi Glass Holdings Co. Ltd.[b]	100,000	59,057
Xinyi Solar Holdings Ltd.[b]	392,000	132,938
Yue Yuen Industrial (Holdings) Ltd.	32,000	107,283

		19,166,365
HUNGARY — 0.05%
Magyar Telekom Telecommunications PLC[a]	20,624	28,494
MOL Hungarian Oil and Gas PLC	2,571	122,233
OTP Bank PLC	10,515	173,688
Richter Gedeon Nyrt	6,453	98,411

		422,826
INDIA — 1.60%
Adani Ports & Special Economic Zone Ltd.	25,405	118,191
Adani Enterprises Ltd.	7,002	55,223
Ambuja Cements Ltd.	28,933	107,274
Apollo Hospitals Enterprise Ltd.	3,769	68,471
Asian Paints Ltd.	12,697	135,862
Bajaj Auto Ltd.	3,671	156,110
Bharat Heavy Electricals Ltd.	23,955	100,151
Bharat Petroleum Corp. Ltd.	12,457	147,039
Bharti Airtel Ltd.	24,916	161,873
Cairn India Ltd.	21,203	98,470
Cipla Ltd.	16,554	179,708
Coal India Ltd.	24,862	150,043
Dabur India Ltd.	24,820	91,559
DCB Bank Ltd.[a]	54,853	81,699
Divi’s Laboratories Ltd.	1,805	55,135
DLF Ltd.	21,004	42,675
Dr. Reddy’s Laboratories Ltd.	4,876	251,606

51

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

FDC Ltd.	16,477	$42,078
GAIL (India) Ltd.	15,409	132,708
Gateway Distriparks Ltd.	12,540	58,513
Godrej Consumer Products Ltd.	4,919	77,699
HCL Technologies Ltd.	10,359	271,359
HDFC Bank Ltd.	43,960	652,849
Hero Motocorp Ltd.	3,584	178,864
Hindalco Industries Ltd.	48,609	129,598
Hindustan Unilever Ltd.	31,820	382,643
Housing Development Finance Corp. Ltd.	62,045	1,117,517
ICICI Bank Ltd.	9,264	245,428
Idea Cellular Ltd.	46,612	123,552
Indiabulls Housing Finance Ltd.	9,492	64,666
Infosys Ltd.	19,191	1,266,247
ITC Ltd.	92,823	536,983
Jaiprakash Associates Ltd.[a]	54,250	27,523
Jammu & Kashmir Bank Ltd. (The)	10,550	23,858
Jindal Steel & Power Ltd.	17,012	44,830
JSW Steel Ltd.	4,066	83,621
Kailash Auto Finance Ltd.[a]	27,610	12,613
Karur Vysya Bank Ltd. (The)	5,716	50,774
Kaveri Seed Co. Ltd.	3,345	50,240
Larsen & Toubro Ltd.	13,921	375,334
LIC Housing Finance Ltd.	14,987	88,372
Mahindra & Mahindra Financial Services Ltd.	14,615	69,921
Mahindra & Mahindra Ltd.	14,847	315,849
Nestle India Ltd.	1,003	102,215
NTPC Ltd.	73,895	180,646
Oil & Natural Gas Corp. Ltd.	32,317	213,245
Oil India Ltd.	6,158	63,761
Piramal Enterprises Ltd.	2,861	37,577
Power Finance Corp. Ltd.	13,560	62,356
Power Grid Corp. of India Ltd.	59,647	141,637
Radico Khaitan Ltd.	14,681	21,747
Ranbaxy Laboratories Ltd.[a]	6,485	66,894
Reliance Communications Ltd.[a]	43,416	75,059
Reliance Industries Ltd.	54,949	895,427
Reliance Infrastructure Ltd.	5,560	57,701
Rural Electrification Corp. Ltd.	15,107	74,305
SE Investments Ltd.	25,345	121,462
Sesa Sterlite Ltd.	50,841	211,934
Shriram Transport Finance Co. Ltd.	9,468	146,546
Siemens Ltd.	3,899	55,450
State Bank of Bikaner and Jaipur	9,037	83,658
State Bank of India	6,667	293,478
Sun Pharmaceuticals Industries Ltd.	30,691	422,576
Tata Consultancy Services Ltd.	19,530	829,500
Tata Global Beverages Ltd.	22,191	57,863
Tata Motors Ltd.	32,521	283,817
Tata Power Co. Ltd.	57,574	88,002
Tata Steel Ltd.	14,177	113,139
Tech Mahindra Ltd.	2,886	118,340
Ultratech Cement Ltd.	3,041	126,219
United Breweries Ltd.	2,302	26,182
United Spirits Ltd.	2,769	124,643
Wipro Ltd.	25,657	235,551

		13,755,658
INDONESIA — 0.60%
PT Adaro Energy Tbk	701,800	65,912
PT Aneka Tambang (Persero) Tbk	419,400	33,663
PT Astra Agro Lestari Tbk	16,100	31,307
PT Astra International Tbk	875,200	490,648

Security	Shares	Value

PT Bank Central Asia Tbk	545,400	$588,951
PT Bank Danamon Indonesia Tbk	132,000	46,039
PT Bank Mandiri (Persero) Tbk	390,400	334,352
PT Bank Negara Indonesia (Persero) Tbk	370,500	182,414
PT Bank Rakyat Indonesia (Persero) Tbk	468,300	429,162
PT Bank Tabungan Negara (Persero) Tbk	504,093	46,718
PT Bukit Asam (Persero) Tbk	53,100	56,901
PT Bumi Resources Tbk[a]	1,207,800	13,792
PT Bumi Serpong Damai Tbk	297,500	39,511
PT Charoen Pokphand Indonesia Tbk	337,600	117,329
PT Ciputra Development Tbk	549,000	52,015
PT Gajah Tunggal Tbk	96,200	11,463
PT Garuda Indonesia (Persero) Tbk[a]	562,696	24,678
PT Global Mediacom Tbk	255,100	41,373
PT Gudang Garam Tbk	23,700	113,254
PT Indo Tambangraya Megah Tbk	17,500	30,663
PT Indocement Tunggal Prakarsa Tbk	66,900	132,859
PT Indofood CBP Sukses Makmur Tbk	64,800	59,250
PT Indofood Sukses Makmur Tbk	206,900	116,847
PT Japfa Comfeed Indonesia Tbk	303,000	31,466
PT Jasa Marga (Persero) Tbk	121,000	63,579
PT Kalbe Farma Tbk	1,058,400	149,323
PT Lippo Karawaci Tbk	777,300	68,822
PT Matahari Department Store Tbk	73,800	89,311
PT Media Nusantara Citra Tbk	202,300	46,871
PT Mitra Adiperkasa Tbk	58,500	25,656
PT MNC Investama Tbk	1,395,500	38,684
PT Perusahaan Gas Negara (Persero) Tbk	478,000	235,341
PT Semen Gresik (Persero) Tbk	132,200	173,659
PT Sentul City Tbk[a]	2,868,100	21,122
PT Summarecon Agung Tbk	719,000	74,964
PT Surya Citra Media Tbk	257,000	71,879
PT Telekomunikasi Indonesia (Persero) Tbk	2,098,900	477,615
PT Timah (Persero) Tbk	300,059	30,664
PT Tower Bersama Infrastructure Tbk	101,500	74,750
PT Trada Maritime Tbk[a]	182,600	27,877
PT Unilever Indonesia Tbk	80,200	201,744
PT United Tractors Tbk	72,200	109,779
PT XL Axiata Tbk	156,500	71,548

		5,143,755
IRELAND — 0.25%
Aer Lingus Group PLC	17,881	32,149
Bank of Ireland[a]	1,123,505	440,591
C&C Group PLC	11,863	52,824
CRH PLC	28,634	633,921
FBD Holdings PLC	2,257	38,175
Glanbia PLC	5,176	73,021
Hibernia REIT PLC[a]	55,504	76,495
Irish Continental Group PLC	16,120	56,349
Kerry Group PLC Class A	6,016	408,454
Kingspan Group PLC	4,632	72,427
Paddy Power PLC	1,420	103,545
Smurfit Kappa Group PLC	8,933	184,335

		2,172,286
ISRAEL — 0.42%
Bank Hapoalim BM	49,432	252,080
Bank Leumi le-Israel BMa	62,346	221,273
Bezeq The Israel Telecommunication Corp. Ltd.	90,366	153,092
Cellcom Israel Ltd.	4,978	50,377
Delek Group Ltd. (The)	266	91,180

52

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Elbit Systems Ltd.	1,211	$72,867
Frutarom	2,499	62,170
Gazit Globe Ltd.	4,426	51,793
Israel Chemicals Ltd.	17,758	119,542
Israel Corp. Ltd. (The)[a]	108	52,968
Israel Discount Bank Ltd. Class Aa	56,553	90,321
Mizrahi Tefahot Bank Ltd.[a]	6,794	74,918
NICE-Systems Ltd.	2,924	115,881
Oil Refineries Ltd.[a]	68,690	22,187
Osem Investment Ltd.	1,726	33,291
Partner Communications Co. Ltd.[a]	7,946	52,317
Paz Oil Co. Ltd.	663	94,402
Strauss Group Ltd.	3,838	62,056
Teva Pharmaceutical Industries Ltd.	35,600	1,971,259

		3,643,974
ITALY — 1.70%
A2A SpA	66,832	66,861
Ansaldo STS SpA	6,566	75,355
Assicurazioni Generali SpA	48,241	987,609
Atlantia SpA	17,381	409,401
Autogrill SpA[a]	8,155	55,174
Azimut Holding SpA	5,014	117,097
Banca Carige SpA[a,b]	240,355	20,116
Banca Generali SpA	3,052	80,874
Banca Monte dei Paschi di Siena SpA[a]	178,158	135,714
Banca Popolare dell’Emilia Romagna SCa	19,548	148,665
Banca Popolare di Milano Scrl[a]	171,593	128,778
Banca Popolare di Sondrio Scrl	20,440	81,796
Banco Popolare SCa	15,435	223,167
Beni Stabili SpA SIIQ	57,980	39,917
Brembo SpA	1,798	59,539
Buzzi Unicem SpA	4,383	59,143
CIR SpA[a]	26,829	26,858
CNH Industrial NV	37,535	305,680
Credito Emiliano SpA	3,954	30,393
Credito Valtellinese SCa	48,166	49,756
Danieli & C. Officine Meccaniche SpA	706	16,453
Danieli & C. Officine Meccaniche SpA RNC	1,457	26,287
Davide Campari-Milano SpA	9,156	65,789
De’Longhi SpA	2,910	56,804
DiaSorin SpA	887	34,273
EI Towers SpA[a]	1,442	72,267
Enel Green Power SpA	74,148	181,898
Enel SpA	273,088	1,392,559
Eni SpA	104,118	2,217,641
ERG SpA	2,691	30,833
Exor SpA	4,164	181,293
Finmeccanica SpA[a]	18,046	162,565
GTECH SpA[b]	3,551	82,619
Hera SpA	36,674	96,493
Interpump Group SpA	8,342	108,698
Intesa Sanpaolo SpA	511,561	1,498,506
Italcementi SpA	11,285	64,417
Luxottica Group SpA	6,957	354,149
Mediaset SpA[a]	32,012	106,847
Mediobanca SpA[a]	25,598	225,144
Mediolanum SpA	11,130	74,814
Moncler SPA	4,812	66,680
Piaggio & C. SpA[a]	10,015	27,957
Pirelli & C. SpA	9,827	131,495
Prysmian SpA	8,703	150,475
Recordati SpA	4,320	74,693

Security	Shares	Value

Saipem SpA[a]	11,104	$173,903
Salvatore Ferragamo SpA	1,889	44,589
Saras SpA[a]	15,908	16,224
Snam SpA	82,771	446,964
Societa Cattolica di Assicurazioni Scrl[b]	2,591	40,091
Societa Iniziative Autostradali e Servizi SpA	2,046	20,469
Sorin SpA[a]	17,126	38,280
Telecom Italia SpA[a]	455,193	514,706
Telecom Italia SpA RNC	212,426	189,764
Tenaris SA	19,540	384,362
Terna SpA	57,711	290,526
Tod’s SpA[b]	482	44,356
UniCredit SpA	182,196	1,314,855
Unione di Banche Italiane SpA	37,472	293,195
Unipol Gruppo Finanziario SpA	6,744	32,531
UnipolSai SpA	39,306	105,388
World Duty Free SpA[a]	5,157	43,645
Yoox SpA[a]	2,450	45,215

		14,642,605
JAPAN — 15.32%
77 Bank Ltd. (The)	17,000	93,261
ABC-MART Inc.	1,300	73,636
Accordia Golf Co. Ltd.	3,700	38,583
Acom Co. Ltd.[a]	19,900	64,614
Activia Properties Inc.	9	72,575
Adastria Holdings Co. Ltd.	1,200	26,472
Adeka Corp.	5,400	68,400
Advance Residence Investment Corp.	50	116,587
Advantest Corp.	7,400	84,492
AEON Co. Ltd.	25,300	247,008
AEON Delight Co. Ltd.	1,400	33,856
AEON Financial Service Co. Ltd.	4,900	100,400
AEON Mall Co. Ltd.	4,700	84,940
Aica Kogyo Co. Ltd.	3,700	75,845
Aichi Bank Ltd. (The)	1,000	48,526
AIFUL Corp.[a,b]	14,000	56,197
Air Water Inc.	6,000	93,983
Aisin Seiki Co. Ltd.	7,100	231,167
Ajinomoto Co. Inc.	26,000	487,739
Alfresa Holdings Corp.	8,000	100,192
Alps Electric Co. Ltd.	7,900	130,298
Amada Co. Ltd.	16,000	136,015
Amano Corp.	4,400	47,570
ANA Holdings Inc.	46,000	105,619
Anritsu Corp.	5,700	43,473
Aoyama Trading Co. Ltd.	2,000	46,956
Aozora Bank Ltd.	50,000	174,390
Arcs Co. Ltd.	2,300	50,060
Ariake Japan Co. Ltd.	1,600	35,609
Asahi Diamond Industrial Co. Ltd.	3,300	39,180
Asahi Glass Co. Ltd.	37,000	190,107
Asahi Group Holdings Ltd.	16,000	489,113
Asahi Holdings Inc.	1,000	16,458
Asahi Intecc Co. Ltd.	1,400	63,066
Asahi Kasei Corp.	55,000	442,482
Asatsu-DK Inc.	2,600	64,336
ASICS Corp.	7,400	170,701
Astellas Pharma Inc.	90,600	1,373,082
Autobacs Seven Co. Ltd.	3,800	55,218
Avex Group Holdings Inc.	1,800	26,236
Awa Bank Ltd. (The)	11,000	65,055
Azbil Corp.	2,500	59,520

53

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Bandai Namco Holdings Inc.	7,800	$187,999
Bank of Kyoto Ltd. (The)	14,000	118,389
Bank of Nagoya Ltd. (The)	8,000	31,899
Bank of Yokohama Ltd. (The)	50,000	284,242
Benesse Holdings Inc.	3,100	96,646
BIC Camera Inc.	8,900	76,929
Bridgestone Corp.	26,500	863,162
Brother Industries Ltd.	10,900	190,863
Calbee Inc.	3,700	128,719
Calsonic Kansei Corp.	8,000	43,174
Canon Electronics Inc.	2,900	52,151
Canon Inc.	45,900	1,387,584
Canon Marketing Japan Inc.	3,100	62,523
Capcom Co. Ltd.	3,100	47,480
Casio Computer Co. Ltd.[b]	9,500	146,349
Central Glass Co. Ltd.	17,000	55,198
Central Japan Railway Co.	6,100	898,091
Century Tokyo Leasing Corp.	2,400	61,442
Chiba Bank Ltd. (The)	33,000	230,195
Chiyoda Co. Ltd.	1,600	31,214
Chiyoda Corp.	7,000	70,309
Chubu Electric Power Co. Inc.[a]	26,000	306,489
Chugai Pharmaceutical Co. Ltd.	9,400	286,348
Chugoku Bank Ltd. (The)	6,900	100,572
Chugoku Electric Power Co. Inc. (The)	11,300	146,561
Citizen Holdings Co. Ltd.	12,500	79,724
Coca-Cola East Japan Co. Ltd.	3,800	67,489
Coca-Cola West Co. Ltd.	2,300	32,334
cocokara fine Inc.	1,400	33,569
Colopl Inc.[a,b]	1,700	52,848
Colowide Co. Ltd.	4,900	58,439
COMSYS Holdings Corp.	5,300	92,710
Cosmo Oil Co. Ltd.	34,000	51,862
Credit Saison Co. Ltd.	6,200	126,981
CyberAgent Inc.	2,100	79,613
Dai Nippon Printing Co. Ltd.	20,000	193,033
Dai-ichi Life Insurance Co. Ltd. (The)	44,400	653,494
Daicel Corp.	14,000	159,351
Daido Steel Co. Ltd.	12,000	45,172
Daifuku Co. Ltd.	5,300	59,947
Daihatsu Motor Co. Ltd.	14,000	195,567
Daiichi Sankyo Co. Ltd.	26,200	387,140
Daiichikosho Co. Ltd.	1,800	45,086
Daikin Industries Ltd.	10,100	613,901
Daikyo Inc.	21,000	38,402
Daio Paper Corp.	4,000	33,861
Daiseki Co. Ltd.	2,600	44,669
Daishi Bank Ltd. (The)	20,000	69,578
Daito Trust Construction Co. Ltd.	3,200	394,630
Daiwa House Industry Co. Ltd.	25,100	466,490
Daiwa Office Investment Corp.	12	63,583
Daiwa Securities Group Inc.	67,000	514,580
Daiwahouse Residential Investment Corp.	19	79,657
DCM Holdings Co. Ltd.	4,500	29,664
Dena Co. Ltd.	5,300	66,944
Denki Kagaku Kogyo K.K.	16,000	51,238
Denso Corp.	19,900	889,158
Dentsu Inc.	9,400	339,173
DIC Corp.	32,000	64,225
DISCO Corp.	1,400	93,288
DMG Mori Seiki Co Ltd.	6,000	68,989
Don Quijote Holdings Co. Ltd.	2,500	146,960
Doutor Nichires Holdings Co. Ltd.	2,300	33,914
Dowa Holdings Co. Ltd.	12,000	98,586

Security	Shares	Value

Dr. Ci:Labo Co. Ltd.	1,100	$34,588
Duskin Co. Ltd.	1,900	30,846
Dydo Drinco Inc.	1,500	63,423
Earth Chemical Co. Ltd.	1,600	58,374
East Japan Railway Co.	13,900	1,071,901
Ebara Corp.	19,000	101,690
Eisai Co. Ltd.	10,500	402,841
Electric Power Development Co. Ltd.	5,200	179,974
Exedy Corp.	1,300	32,029
Ezaki Glico Co. Ltd.	2,000	63,690
FamilyMart Co. Ltd.	2,700	106,695
Fancl Corp.	3,200	43,616
FANUC Corp.	8,000	1,364,435
Fast Retailing Co. Ltd.	2,200	792,141
FCC Co. Ltd.	2,200	37,071
Frontier Real Estate Investment Corp.	19	86,945
Fuji Co. Ltd.	1,800	35,260
Fuji Electric Co. Ltd.	24,000	102,547
Fuji Heavy Industries Ltd.	25,300	812,227
Fuji Machine Manufacturing Co. Ltd.	3,800	36,202
Fuji Seal International Inc.	1,100	32,773
Fuji Soft Inc.	1,800	43,545
FUJIFILM Holdings Corp.	19,800	651,198
Fujikura Ltd.	16,000	65,510
Fujitsu Ltd.	80,000	474,127
Fukuoka Financial Group Inc.	33,000	165,434
Furukawa Electric Co. Ltd.	32,000	55,091
Fuyo General Lease Co. Ltd.	1,000	38,803
Global One Real Estate Investment Corp. Ltd.	14	43,085
Glory Ltd.	3,000	76,027
GLP J-REIT	92	103,075
GMO Internet Inc.	4,900	39,950
Gree Inc.[b]	7,100	49,147
GS Yuasa Corp.	15,000	72,923
GungHo Online Entertainment Inc.[b]	17,800	69,704
Gunma Bank Ltd. (The)	17,000	104,179
Gunze Ltd.	24,000	66,152
H.I.S. Co. Ltd.	2,500	63,869
Hachijuni Bank Ltd. (The)	17,000	102,208
Hakuhodo DY Holdings Inc.	11,200	108,998
Hamamatsu Photonics K.K.	3,000	134,338
Hankyu Hanshin Holdings Inc.	50,000	290,353
Hanwa Co. Ltd.	10,000	35,235
Haseko Corp.	12,000	86,276
Hazama Ando Corp.	9,400	61,714
Heiwa Corp.	2,400	48,298
Heiwa Real Estate Co. Ltd.	4,200	67,137
Heiwa Real Estate REIT Inc.	59	47,998
Higo Bank Ltd. (The)	8,000	44,744
Hikari Tsushin Inc.	700	45,707
Hino Motors Ltd.	10,900	154,207
Hirose Electric Co. Ltd.	1,200	144,614
Hiroshima Bank Ltd. (The)	22,000	107,935
Hisamitsu Pharmaceutical Co. Inc.	2,600	85,580
Hitachi Capital Corp.	2,700	64,739
Hitachi Chemical Co. Ltd.	5,000	86,437
Hitachi Construction Machinery Co. Ltd.	4,400	87,721
Hitachi High-Technologies Corp.	3,200	95,054
Hitachi Ltd.	202,000	1,547,997
Hitachi Metals Ltd.	14,000	230,784
Hitachi Zosen Corp.	7,200	37,187
Hogy Medical Co. Ltd.	900	46,323
Hokkaido Electric Power Co. Inc.[a]	7,400	61,059
Hokkoku Bank Ltd. (The)	12,000	40,890

54

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Hokuetsu Kishu Paper Co. Ltd.	9,100	$37,178
Hokuhoku Financial Group Inc.	50,000	99,014
Hokuriku Electric Power Co.	6,400	84,949
Hokuto Corp.	2,300	41,813
Honda Motor Co. Ltd.	66,900	2,076,135
HORIBA Ltd.	1,800	64,386
Hoshizaki Electric Co. Ltd.	2,000	95,268
House Foods Group Inc.	3,800	64,811
Hoya Corp.	18,700	651,802
Hulic Co. Ltd.	10,200	109,729
Hyakugo Bank Ltd. (The)	10,000	41,211
Hyakujushi Bank Ltd. (The)	12,000	38,321
IBIDEN Co. Ltd.	5,400	78,708
IBJ Leasing Co. Ltd.	1,300	30,255
Idemitsu Kosan Co. Ltd.	5,300	102,119
IHI Corp.	65,000	305,562
Iida Group Holdings Co. Ltd.	6,700	73,452
Inaba Denki Sangyo Co. Ltd.	2,000	68,775
Industrial & Infrastructure Fund Investment Corp.	8	64,939
INPEX Corp.	36,700	459,302
Internet Initiative Japan Inc.	1,400	24,040
Isetan Mitsukoshi Holdings Ltd.	13,800	184,033
Isuzu Motors Ltd.	31,000	395,986
IT Holdings Corp.	3,800	61,014
ITO EN Ltd.	3,200	62,884
ITOCHU Corp.	62,400	743,924
ITOCHU Techno-Solutions Corp.	1,300	51,256
Itoham Foods Inc.	12,000	61,442
Iwatani Corp.	9,000	60,051
Iyo Bank Ltd. (The)	16,200	169,796
Izumi Co. Ltd.	2,400	76,000
J. Front Retailing Co. Ltd.	10,000	130,146
Jaccs Co. Ltd.	8,000	46,528
JAFCO Co. Ltd.	1,700	64,069
Japan Airlines Co. Ltd.	5,200	138,599
Japan Airport Terminal Co. Ltd.	2,000	77,071
Japan Aviation Electronics Industry Ltd.	3,000	57,375
Japan Display Inc.[a]	13,400	38,011
Japan Excellent Inc.	51	67,057
Japan Exchange Group Inc.	10,600	253,973
Japan Hotel REIT Investment Corp.	166	101,728
Japan Logistics Fund Inc.	38	84,844
Japan Petroleum Exploration Co.	1,200	38,696
Japan Prime Realty Investment Corp.	33	120,690
Japan Real Estate Investment Corp.	49	265,751
Japan Rental Housing Investments Inc.	66	45,568
Japan Retail Fund Investment Corp.	98	195,554
Japan Securities Finance Co. Ltd.	8,300	46,274
Japan Steel Works Ltd. (The)	19,000	65,929
Japan Tobacco Inc.	45,200	1,518,426
JFE Holdings Inc.	20,700	401,795
JGC Corp.	9,000	226,194
Joyo Bank Ltd. (The)	26,000	136,604
JSR Corp.	7,200	127,166
JTEKT Corp.	9,700	149,777
Juroku Bank Ltd. (The)	15,000	57,937
JVC Kenwood Corp.[a]	24,100	45,360
JX Holdings Inc.	97,900	414,987
K’s Holdings Corp.	2,100	57,415
Kadokawa Dwango[a]	1,518	27,894
Kagome Co. Ltd.[b]	2,300	37,073
Kagoshima Bank Ltd. (The)	8,000	51,024
Kajima Corp.	37,000	162,383
Kakaku.com Inc.	7,000	92,850

Security	Shares	Value

Kamigumi Co. Ltd.	11,000	$104,304
Kanamoto Co. Ltd.	1,700	60,506
Kaneka Corp.	11,000	59,364
Kanematsu Corp.	26,000	40,355
Kansai Electric Power Co. Inc. (The)[a]	29,500	286,698
Kansai Paint Co. Ltd.	10,000	149,949
Kao Corp.	21,700	833,216
Kawasaki Heavy Industries Ltd.	65,000	249,320
Kawasaki Kisen Kaisha Ltd.	45,000	100,352
Kayaba Industry Co. Ltd.	10,000	42,282
KDDI Corp.	24,100	1,553,209
Keihin Corp.	2,300	28,600
Keikyu Corp.	19,000	155,756
Keio Corp.	24,000	179,831
Keisei Electric Railway Co. Ltd.	14,000	161,973
Keiyo Bank Ltd. (The)	12,000	61,764
Kenedix Inc.[a]	12,100	54,723
Kenedix Realty Investment Corp.	16	84,492
Kewpie Corp.	5,000	85,589
Keyence Corp.	1,900	889,452
Kikkoman Corp.	7,000	157,727
Kinden Corp.	6,000	60,747
Kintetsu Corp.	67,000	230,694
Kirin Holdings Co. Ltd.	34,000	433,094
Kisoji Co. Ltd.	4,700	80,873
Kissei Pharmaceutical Co. Ltd.	1,700	43,598
Kiyo Bank Ltd. (The)	4,400	63,387
Kobayashi Pharmaceutical Co. Ltd.	900	55,073
Kobe Steel Ltd.	129,000	201,374
Koito Manufacturing Co. Ltd.	4,300	126,002
Kokuyo Co. Ltd.	6,200	48,669
Komatsu Ltd.	39,300	914,797
Komeri Co. Ltd.	1,700	37,820
Konami Corp.	4,700	92,319
Konica Minolta Holdings Inc.	21,100	228,495
Kose Corp.	1,800	72,495
Kubota Corp.	48,000	743,945
Kuraray Co. Ltd.	13,200	150,480
Kureha Corp.	9,000	43,433
Kurita Water Industries Ltd.	4,400	94,629
Kyocera Corp.	13,500	607,533
KYORIN Holdings Inc.	3,100	64,044
Kyowa Exeo Corp.	4,900	59,095
Kyowa Hakko Kirin Co. Ltd.	10,000	113,465
Kyushu Electric Power Co. Inc.[a]	17,800	189,742
Lawson Inc.	2,500	167,477
Leopalace21 Corp.[a]	12,700	77,261
Lintec Corp.	2,700	55,491
Lion Corp.	7,000	39,026
LIXIL Group Corp.	10,200	218,367
M3 Inc.	7,900	129,805
Mabuchi Motor Co. Ltd.	1,500	126,845
Makino Milling Machine Co. Ltd.	7,000	46,456
Makita Corp.	4,900	270,559
Mandom Corp.	1,100	36,551
Marubeni Corp.	65,800	415,560
Maruha Nichiro Corp.	3,500	50,047
Marui Group Co. Ltd.	9,700	80,296
Maruichi Steel Tube Ltd.	2,600	60,764
Matsui Securities Co. Ltd.	6,300	58,445
Matsumotokiyoshi Co. Ltd.	1,800	51,862
Mazda Motor Corp.	23,600	535,976
McDonald’s Holdings Co. (Japan) Ltd.[b]	1,900	46,100
Medipal Holdings Corp.	6,200	67,915

55

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Megachips Corp.	4,100	$52,592
MEGMILK SNOW BRAND Co. Ltd.	2,500	32,826
Meidensha Corp.	20,000	71,718
Meiji Holdings Co. Ltd.	2,800	231,033
Meitec Corp.	1,500	46,363
MID REIT Inc.	41	102,185
Minebea Co. Ltd.	15,000	197,761
Miraca Holdings Inc.	2,500	103,251
MIRAIT Holdings Corp.	4,600	50,758
Misawa Homes Co. Ltd.	5,200	46,756
Misumi Group Inc.	3,900	120,021
Mitsubishi Chemical Holdings Corp.	57,200	278,283
Mitsubishi Corp.	56,900	1,098,106
Mitsubishi Electric Corp.	82,000	1,021,480
Mitsubishi Estate Co. Ltd.	52,000	1,296,695
Mitsubishi Gas Chemical Co. Inc.	18,000	105,169
Mitsubishi Heavy Industries Ltd.	129,000	786,623
Mitsubishi Logistics Corp.	6,000	89,113
Mitsubishi Materials Corp.	47,000	143,803
Mitsubishi Motors Corp.	26,600	268,835
Mitsubishi Tanabe Pharma Corp.	9,000	134,793
Mitsubishi UFJ Financial Group Inc.	523,800	2,953,895
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,010	112,696
Mitsui & Co. Ltd.	70,100	1,041,448
Mitsui Chemicals Inc.	34,000	97,355
Mitsui Engineering & Shipbuilding Co. Ltd.	45,000	94,733
Mitsui Fudosan Co. Ltd.	39,000	1,220,218
Mitsui Mining & Smelting Co. Ltd.	29,000	74,760
Mitsui O.S.K. Lines Ltd.	43,000	132,715
Mitsumi Electric Co. Ltd.	5,000	30,017
Miura Co. Ltd.	4,900	56,385
Mizuho Financial Group Inc.	933,800	1,665,938
MonotaRO Co. Ltd.	1,800	46,435
Mori Hills REIT Investment Corp.	55	76,584
MORI TRUST Sogo REIT Inc.	49	87,156
Morinaga & Co. Ltd.	30,000	63,958
Morinaga Milk Industry Co. Ltd.	11,000	36,501
MOS Food Services Inc.	2,800	54,449
Moshi Moshi Hotline Inc.	3,500	34,405
MS&AD Insurance Group Holdings Inc.	21,500	452,132
Murata Manufacturing Co. Ltd.	8,600	936,292
Musashi Seimitsu Industry Co. Ltd.	2,200	42,605
Musashino Bank Ltd. (The)	1,700	56,487
Nabtesco Corp.	5,200	125,240
Nachi-Fujikoshi Corp.	9,000	54,511
Nagase & Co. Ltd.	4,900	62,067
Nagoya Railroad Co. Ltd.	39,000	164,899
Nanto Bank Ltd. (The)	13,000	51,487
NEC Corp.	113,000	389,082
NEC Networks & System Integration Corp.	1,900	40,693
Net One Systems Co. Ltd.[b]	6,600	38,032
Nexon Co. Ltd.	4,700	40,458
NGK Insulators Ltd.	11,000	232,354
NGK Spark Plug Co. Ltd.	7,600	194,907
NH Foods Ltd.	8,000	180,902
NHK Spring Co. Ltd.	6,400	57,375
Nichi-Iko Pharmaceutical Co. Ltd.	2,800	45,607
Nichias Corp.	7,000	42,023
Nichii Gakkan Co.	3,500	26,850
Nichirei Corp.	11,000	46,019
Nidec Corp.	9,400	605,564
Nifco Inc.	2,600	81,290
Nihon Kohden Corp.	1,800	91,521
Nikon Corp.	13,400	179,535

Security	Shares	Value

Nintendo Co. Ltd.	4,500	$478,079
Nippon Accommodations Fund Inc.	19	68,726
Nippon Building Fund Inc.	58	321,805
Nippon Electric Glass Co. Ltd.	17,000	77,641
Nippon Express Co. Ltd.	32,000	138,156
Nippon Flour Mills Co. Ltd.	8,000	39,748
Nippon Kayaku Co. Ltd.	7,000	89,791
Nippon Konpo Unyu Soko Co. Ltd.	3,500	56,697
Nippon Light Metal Holdings Co. Ltd.	38,300	55,688
Nippon Paint Co. Ltd.	8,000	176,049
Nippon Paper Industries Co. Ltd.	4,900	71,071
Nippon Prologis REIT Inc.	66	152,305
Nippon Sheet Glass Co. Ltd.[a]	40,000	37,465
Nippon Shokubai Co. Ltd.	6,000	70,648
Nippon Soda Co. Ltd.	10,000	55,395
Nippon Steel & Sumitomo Metal Corp.	318,000	822,622
Nippon Suisan Kaisha Ltd.[a]	18,900	55,130
Nippon Telegraph and Telephone Corp.	15,500	952,910
Nippon Yusen K.K.	63,000	160,724
Nipro Corp.[b]	3,300	26,993
Nishi-Nippon City Bank Ltd. (The)	33,000	88,899
Nishimatsu Construction Co. Ltd.	15,000	71,585
Nishimatsuya Chain Co. Ltd.	5,200	46,524
Nissan Chemical Industries Ltd.	6,000	108,809
Nissan Motor Co. Ltd.	100,900	898,159
Nissan Shatai Co. Ltd.	2,800	37,715
Nisshin OilliO Group Ltd. (The)	17,000	60,809
Nisshin Seifun Group Inc.	9,500	94,826
Nisshin Steel Co. Ltd.	4,800	43,416
Nissin Foods Holdings Co. Ltd.	2,600	135,908
Nissin Kogyo Co. Ltd.	2,100	31,620
Nitori Holdings Co. Ltd.	4,300	270,416
Nitto Boseki Co. Ltd.	10,000	34,700
Nitto Denko Corp.	6,700	355,783
Nitto Kogyo Corp.	1,800	31,005
NOF Corp.	11,000	71,826
NOK Corp.	5,100	126,971
Nomura Holdings Inc.	150,800	907,854
Nomura Real Estate Holdings Inc.	5,600	97,009
Nomura Real Estate Master Fund Inc.	155	186,517
Nomura Real Estate Office Fund Inc.	16	70,505
Nomura Real Estate Residential Fund Inc.	8	41,961
Nomura Research Institute Ltd.	4,800	155,426
Noritz Corp.	1,800	32,787
North Pacific Bank Ltd.	16,400	65,977
NSK Ltd.	22,000	279,256
NTN Corp.	20,000	83,136
NTT Data Corp.	5,100	194,028
NTT DOCOMO Inc.	60,300	1,001,549
NTT Urban Development Corp.	5,300	58,671
Obayashi Corp.	28,000	189,822
OBIC Co. Ltd.	3,500	122,073
Odakyu Electric Railway Co. Ltd.	24,000	222,220
Ogaki Kyoritsu Bank Ltd. (The)	12,000	32,969
Oiles Corp.	2,500	48,147
Oita Bank Ltd. (The)	13,000	48,009
Oji Holdings Corp.	32,000	112,751
Okasan Securities Group Inc.	7,000	51,389
Oki Electric Industry Co. Ltd.	37,000	83,172
Okinawa Electric Power Co. Inc. (The)	2,200	67,018
Okuma Corp.	8,000	55,662
Okumura Corp.	11,000	61,228
Olympus Corp.[a]	10,500	366,687
Omron Corp.	8,600	397,377

56

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Ono Pharmaceutical Co. Ltd.	3,600	$357,736
Oracle Corp. Japan	1,800	68,561
Orient Corp.[a]	24,500	48,736
Oriental Land Co. Ltd.	2,200	465,688
ORIX Corp.	55,300	744,124
ORIX JREIT Inc.	87	114,857
Osaka Gas Co. Ltd.	79,000	310,771
OSAKA Titanium Technologies Co. Ltd.	1,400	26,625
OSG Corp.	3,800	60,743
Otsuka Corp.	2,100	76,616
Otsuka Holdings Co. Ltd.	16,700	577,621
Pacific Metals Co. Ltd.[a]	9,000	27,697
Panasonic Corp.	91,200	1,061,648
Paramount Bed Holdings Co. Ltd.	900	25,530
PARK24 Co. Ltd.	4,600	68,730
Penta-Ocean Construction Co. Ltd.	13,800	43,946
Pigeon Corp.	1,700	104,027
Pioneer Corp.[a,b]	19,300	49,066
Pola Orbis Holdings Inc.	1,000	40,542
Premier Investment Corp.	13	56,764
Press Kogyo Co. Ltd.	13,000	50,908
Rakuten Inc.	33,900	376,179
Recruit Holdings Co. Ltd.[a]	5,700	187,873
Rengo Co. Ltd.	9,000	38,776
Resona Holdings Inc.	94,100	527,474
Resorttrust Inc.	3,500	83,047
Ricoh Co. Ltd.	29,200	299,020
Ricoh Leasing Co. Ltd.	1,500	41,144
Rinnai Corp.	1,700	148,762
Rohm Co. Ltd.	4,100	243,941
Rohto Pharmaceutical Co. Ltd.	5,300	75,029
Royal Holdings Co. Ltd.	5,500	87,084
Ryohin Keikaku Co. Ltd.	1,000	133,357
Ryosan Co. Ltd.	2,100	43,534
Saizeriya Co. Ltd.	3,300	48,541
San-in Godo Bank Ltd. (The)	9,000	68,400
Sangetsu Co. Ltd.	1,900	47,388
Sankyo Co. Ltd.	1,700	61,112
Sankyo Tateyama Inc.	1,400	24,677
Sankyu Inc.	14,000	63,940
Sanrio Co. Ltd.	2,300	65,960
Santen Pharmaceutical Co. Ltd.	3,200	187,253
Sanwa Holdings Corp.	11,000	74,769
Sapporo Holdings Ltd.	17,000	72,334
Sawai Pharmaceutical Co. Ltd.	1,700	99,327
SBI Holdings Inc.	8,200	91,213
SCREEN Holdings Co. Ltd.	12,000	63,583
SCSK Corp.	2,300	60,195
Secom Co. Ltd.	8,900	535,961
Sega Sammy Holdings Inc.	7,400	114,725
Seiko Epson Corp.	5,400	245,181
Seino Holdings Co. Ltd.	7,000	54,074
Sekisui Chemical Co. Ltd.	18,000	217,243
Sekisui House Ltd.	21,200	257,566
Sekisui House SI Residential Investment Corp.	47	45,698
Senshu Ikeda Holdings Inc.	18,300	94,026
Seven & I Holdings Co. Ltd.	31,200	1,191,447
Seven Bank Ltd.	25,400	104,224
Sharp Corp.[a]	63,000	153,981
Shiga Bank Ltd. (The)	10,000	54,859
Shikoku Electric Power Co. Inc.[a]	7,800	104,575
Shimachu Co. Ltd.	2,600	66,099
Shimadzu Corp.	12,000	102,975
Shimamura Co. Ltd.	1,000	86,258

Security	Shares	Value

Shimano Inc.	3,600	$470,773
Shimizu Corp.	29,000	208,760
Shin-Etsu Chemical Co. Ltd.	17,300	1,087,027
Shinko Electric Industries Co. Ltd.	3,200	18,525
ShinMaywa Industries Ltd.	6,000	52,718
Shinsei Bank Ltd.	68,000	148,004
Shionogi & Co. Ltd.	13,100	333,270
Ship Healthcare Holdings Inc.	2,100	48,067
Shiseido Co. Ltd.	14,400	235,643
Shizuoka Bank Ltd. (The)	21,000	212,613
SHO-BOND Holdings Co. Ltd.	1,900	72,285
Showa Corp.	3,100	32,602
Showa Denko K.K.	65,000	84,653
Showa Shell Sekiyu K.K.	8,900	75,023
SKY Perfect JSAT Holdings Inc.	10,100	60,994
SMC Corp.	2,400	665,162
SoftBank Corp.	39,800	2,818,538
Sohgo Security Services Co. Ltd.	3,300	75,829
Sojitz Corp.	67,900	99,332
Sompo Japan Nipponkoa Holdings Inc.	13,100	321,234
Sony Corp.	44,100	815,086
Sony Financial Holdings Inc.	8,200	127,859
Sotetsu Holdings Inc.	28,000	104,152
Square Enix Holdings Co. Ltd.	3,100	63,242
Stanley Electric Co. Ltd.	6,300	124,702
Start Today Co. Ltd.	2,700	57,297
Sugi Holdings Co. Ltd.	2,000	85,902
Sumco Corp.[b]	5,600	73,431
Sumitomo Bakelite Co. Ltd.	15,000	58,338
Sumitomo Chemical Co. Ltd.	59,000	198,938
Sumitomo Corp.	43,900	460,518
Sumitomo Dainippon Pharma Co. Ltd.	7,300	83,871
Sumitomo Electric Industries Ltd.	32,000	422,604
Sumitomo Forestry Co. Ltd.	6,600	68,116
Sumitomo Heavy Industries Ltd.	25,000	135,587
Sumitomo Metal Mining Co. Ltd.	27,000	364,640
Sumitomo Mitsui Financial Group Inc.	52,100	2,044,636
Sumitomo Mitsui Trust Holdings Inc.	132,000	522,796
Sumitomo Osaka Cement Co. Ltd.	17,000	52,165
Sumitomo Realty & Development Co. Ltd.	15,000	547,857
Sumitomo Rubber Industries Inc.	7,000	94,536
Sumitomo Warehouse Co. Ltd. (The)	9,000	48,410
Sundrug Co. Ltd.	1,900	90,504
Suntory Beverage & Food Ltd.	5,800	205,655
Suruga Bank Ltd.	8,500	173,708
Suzuken Co. Ltd.	2,500	65,876
Suzuki Motor Corp.	15,600	508,404
Sysmex Corp.	6,500	273,382
T&D Holdings Inc.	24,900	312,513
Tadano Ltd.	5,000	73,012
Taiheiyo Cement Corp.	49,000	176,584
Taikisha Ltd.	2,100	45,894
Taisei Corp.	47,000	257,839
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	90,219
Taiyo Holdings Co. Ltd.	1,200	38,321
Taiyo Nippon Sanso Corp.	10,000	88,310
Taiyo Yuden Co. Ltd.	5,300	52,809
Takara Holdings Inc.	7,400	57,362
Takasago Thermal Engineering Co. Ltd.	4,500	57,161
Takashimaya Co. Ltd.	11,000	91,744
Takata Corp.	1,500	19,013
Takeda Pharmaceutical Co. Ltd.	32,400	1,388,571
Tamron Co. Ltd.	1,400	27,274
TDK Corp.	5,500	302,217

57

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Teijin Ltd.	45,000	$107,979
Temp Holdings Co. Ltd.	2,200	69,667
Terumo Corp.	13,300	324,121
THK Co. Ltd.	5,900	144,204
Toagosei Co. Ltd.	15,000	64,493
Tobu Railway Co. Ltd.	43,000	214,415
Toda Corp.	10,000	43,709
Toho Bank Ltd. (The)	13,000	46,965
Toho Co. Ltd.	5,800	131,309
Toho Gas Co. Ltd.	20,000	106,686
Toho Holdings Co. Ltd.	2,600	33,049
Toho Zinc Co. Ltd.	14,000	46,581
Tohoku Electric Power Co. Inc.	18,700	229,027
Tokai Carbon Co. Ltd.	14,000	35,592
Tokai Rika Co. Ltd.	3,200	59,773
Tokai Tokyo Financial Holdings Inc.	10,400	68,557
Tokio Marine Holdings Inc.	29,400	921,299
Tokuyama Corp.	14,000	39,838
Tokyo Dome Corp.	12,000	49,882
Tokyo Electric Power Co. Inc.[a]	59,300	210,000
Tokyo Electron Ltd.	7,400	458,766
Tokyo Gas Co. Ltd.	103,000	584,161
Tokyo Ohka Kogyo Co. Ltd.	2,600	72,245
Tokyo Seimitsu Co. Ltd.	2,500	39,851
Tokyo Tatemono Co. Ltd.	16,000	134,874
Tokyu Corp.	45,000	292,226
Tokyu Fudosan Holdings Corp.	21,300	147,250
TOKYU REIT Inc.	65	89,581
TOMONY Holdings Inc.	10,200	44,492
Tomy Co. Ltd.	8,300	42,794
TonenGeneral Sekiyu K.K.	11,000	95,473
Top REIT Inc.	9	36,890
Topcon Corp.	3,700	84,195
Toppan Forms Co. Ltd.	3,100	28,703
Toppan Printing Co. Ltd.	23,000	153,258
Toray Industries Inc.	63,000	415,130
Toshiba Corp.	168,000	724,721
Toshiba Machine Co. Ltd.	12,000	46,778
Toshiba Tec Corp.	6,000	41,640
Tosoh Corp.	23,000	97,248
TOTO Ltd.	12,000	131,448
Toyo Ink SC Holdings Co. Ltd.	10,000	45,493
Toyo Seikan Group Holdings Ltd.	7,300	85,890
Toyo Suisan Kaisha Ltd.	4,000	136,836
Toyo Tire & Rubber Co. Ltd.	4,500	72,133
Toyobo Co. Ltd.	49,000	69,060
Toyoda Gosei Co. Ltd.	2,400	45,386
Toyota Boshoku Corp.[b]	2,900	32,465
Toyota Industries Corp.	7,000	325,320
Toyota Motor Corp.	113,800	6,596,248
Toyota Tsusho Corp.	8,100	198,698
Trend Micro Inc.	4,900	160,631
TS Tech Co. Ltd.	2,500	59,498
TSI Holdings Co. Ltd.	5,000	31,087
Tsubakimoto Chain Co.	7,000	54,262
Tsumura & Co.	3,200	71,333
Tsuruha Holdings Inc.	1,700	99,327
UACJ Corp.	11,000	39,445
Ube Industries Ltd.	39,000	59,141
ULVAC Inc.[a]	2,400	29,073
Unicharm Corp.	16,200	371,890
Unipres Corp.	1,800	35,260
United Arrows Ltd.	1,000	36,930
United Urban Investment Corp.	104	162,441

Security	Shares	Value

Universal Entertainment Corp.	1,000	$15,521
UNY Co. Ltd.	7,600	39,727
Ushio Inc.	4,400	45,450
USS Co. Ltd.	9,300	144,264
Valor Co. Ltd.	2,200	35,265
Wacom Co. Ltd.[b]	5,700	21,558
Watami Co. Ltd.[b]	3,500	40,525
West Japan Railway Co.	7,100	335,351
Xebio Co. Ltd.	1,300	20,050
Yahoo! Japan Corp.	66,700	236,206
Yakult Honsha Co. Ltd.	3,700	200,009
Yamada Denki Co. Ltd.	38,500	121,230
Yamagata Bank Ltd. (The)	8,000	37,322
Yamaguchi Financial Group Inc.	8,000	74,716
Yamaha Corp.	7,100	95,064
Yamaha Motor Co. Ltd.	11,200	206,107
Yamanashi Chuo Bank Ltd. (The)	9,000	40,061
Yamato Holdings Co. Ltd.	15,700	330,442
Yamato Kogyo Co. Ltd.	2,300	73,244
Yaskawa Electric Corp.	9,500	118,978
Yokogawa Electric Corp.	9,600	128,879
Yokohama Rubber Co. Ltd. (The)	8,000	70,505
Yoshinoya Holdings Co. Ltd.	5,700	64,828
Zenkoku Hosho Co. Ltd.	2,400	74,502
Zenrin Co. Ltd.	4,600	55,846
Zensho Holdings Co. Ltd.[b]	3,700	33,236
Zeon Corp.	7,000	63,628

		131,821,621
LUXEMBOURG — 0.03%
Altice SAa,b	3,627	225,805

		225,805
MALAYSIA — 0.87%
AirAsia Bhd	75,600	57,460
Alliance Financial Group Bhd	57,600	83,881
AMMB Holdings Bhd	76,000	156,656
Astro Malaysia Holdings Bhd	142,700	143,166
Axiata Group Bhd	100,600	215,621
Berjaya Corp. Bhd	279,500	43,337
Berjaya Sports Toto Bhd	26,242	28,801
British American Tobacco (Malaysia) Bhd	6,200	131,003
Bumi Armada Bhd[a]	120,200	57,373
Bursa Malaysia Bhd	42,000	103,300
CapitaMalls Malaysia Trust Bhd	103,200	45,180
Carlsberg Brewery Malaysia Bhd	7,400	24,972
CIMB Group Holdings Bhd	211,500	417,309
Dialog Group Bhd	194,278	95,685
DiGi.Com Bhd	129,600	243,893
DRB-Hicom Bhd	60,600	39,242
Felda Global Ventures Holdings Bhd	55,300	61,533
Gamuda Bhd	98,300	153,012
Genting Bhd	91,300	270,632
Genting Malaysia Bhd	125,600	164,196
Genting Plantations Bhd	16,400	52,751
Hong Leong Bank Bhd	23,100	102,674
Hong Leong Financial Group Bhd	10,100	55,578
IGB Corp. Bhd	40,700	35,636
IHH Healthcare Bhd	108,600	163,432
IJM Corp. Bhd	47,700	100,352
IOI Corp. Bhd	137,000	203,673
IOI Properties Group Bhd	55,049	46,024

58

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

KPJ Healthcare Bhd	40,700	$48,381
Kuala Lumpur Kepong Bhd	20,800	145,444
Lafarge Malaysia Bhd	33,200	105,780
Magnum Bhd	5,000	4,545
Malayan Banking Bhd	173,900	512,831
Malaysia Airports Holdings Bhd	37,500	82,314
Malaysian Resources Corp. Bhd	91,800	44,096
Maxis Bhd	55,200	113,110
Media Prima Bhd	65,300	38,911
MISC Bhd	54,600	113,873
MMC Corp. Bhd	57,100	45,829
Parkson Holdings Bhd[a]	57,251	43,862
Pavilion Real Estate Investment Trust Bhd	43,900	20,020
Petronas Chemicals Group Bhd	117,200	219,132
Petronas Dagangan Bhd	12,600	78,145
Petronas Gas Bhd	32,500	222,118
PPB Group Bhd	25,800	124,088
Public Bank Bhd	112,760	635,577
RHB Capital Bhd	28,300	75,713
Sapurakencana Petroleum Bhd	149,500	154,988
Sime Darby Bhd	126,500	372,279
Sunway Real Estate Investment Trust Bhd	85,300	39,677
Telekom Malaysia Bhd	40,700	89,090
Tenaga Nasional Bhd	120,600	489,843
UEM Sunrise Bhd	59,300	33,893
UMW Holdings Bhd	24,500	86,999
WCT Holdings Bhd	64,670	42,664
YTL Corp. Bhd	246,000	124,150
YTL Power International Bhd	144,200	69,705

		7,473,429
MEXICO — 1.10%
Alfa SAB de CV Series A	121,100	385,407
Alsea SAB de CVa	21,000	65,510
America Movil SAB de CV Series L	1,401,400	1,707,719
Arca Continental SAB de CV	16,900	108,698
Bolsa Mexicana de Valores SAB de CV	28,500	59,757
Cemex SAB de CV CPO[a]	504,309	620,526
Coca-Cola FEMSA SAB de CV Series L	17,700	186,506
Compartamos SAB de CV	47,200	104,987
Controladora Comercial Mexicana SAB de CV BC Units	18,000	70,436
Corporacion Inmobiliaria Vesta SAB de CV	34,900	76,515
El Puerto de Liverpool SAB de CV Series C1	7,500	87,883
Empresas ICA SAB de CVa,b	25,200	44,801
Fibra Uno Administracion SAB de CV	96,400	334,610
Fomento Economico Mexicano SAB de CV BD Units	81,500	782,909
Genomma Lab Internacional SAB de CV Series Ba	40,800	102,855
Gruma SAB de CV Series Ba	9,400	103,385
Grupo Aeroportuario del Pacifico SAB de CV Series B	16,300	110,763
Grupo Aeroportuario del Sureste SAB de CV Series B	8,600	114,825
Grupo Bimbo SAB de CV Series A	72,900	212,976
Grupo Carso SAB de CV Series A1	25,600	146,086
Grupo Comercial Chedraui SAB de CV	17,300	60,781
Grupo Financiero Banorte SAB de CV Series O	104,600	670,211
Grupo Financiero Inbursa SAB de CV Series O	97,600	292,737
Grupo Financiero Santander Mexico SAB de CV Series B	73,600	195,860
Grupo Herdez SAB de CV	26,300	66,945
Grupo Mexico SAB de CV Series B	160,600	551,140
Grupo Simec SAB de CV Series Ba	10,100	44,639
Grupo Televisa SAB de CV CPO	109,200	788,209
Industrias CH SAB de CV Series Ba	9,300	50,325
Industrias Penoles SAB de CV	5,145	115,325
Kimberly-Clark de Mexico SAB de CV Series A	67,000	154,892

Security	Shares	Value

Macquarie Mexico Real Estate Management SA de CV	46,900	$85,083
Mexichem SAB de CV	39,700	162,211
Minera Frisco SAB de CV Series A1[a]	23,300	41,406
OHL Mexico SAB de CVa	35,300	99,227
Promotora y Operadora Infraestructura SAB de CVa	11,800	161,900
TV Azteca SAB de CV CPO	58,200	30,389
Wal-Mart de Mexico SAB de CV Series V	217,600	502,406

		9,500,840
NETHERLANDS — 1.81%
Aalberts Industries NV	4,575	121,777
AEGON NV	75,573	614,887
Akzo Nobel NV	9,866	655,263
Arcadis NV	3,265	100,325
ASM International NV	1,934	77,346
ASML Holding NV	14,868	1,480,004
BinckBank NV	5,409	53,545
Boskalis Westminster NV	3,698	196,982
Brunel International NV	2,613	58,634
Corbion NV	3,519	56,765
Corio NV	2,615	127,155
Delta Lloyd NV	8,462	192,692
Eurocommercial Properties NV	1,780	81,178
Fiat Chrysler Automobiles[a,b]	34,908	389,471
Fugro NV CVA	3,047	42,070
Gemalto NVb	3,286	251,180
Heineken Holding NV	3,919	253,804
Heineken NV	9,509	709,945
ING Groep NV CVA[a]	158,137	2,260,662
Koninklijke Ahold NV	38,583	644,864
Koninklijke BAM Groep NVb	12,849	30,796
Koninklijke DSM NV	6,843	428,380
Koninklijke KPN NV	130,101	426,580
Koninklijke Philips NV	39,882	1,113,791
Koninklijke Ten Cate NV	1,537	34,615
Koninklijke Vopak NV	3,206	160,511
Nieuwe Steen Investments NV	13,291	66,010
Nutreco NV	3,256	162,994
OCI NVa	3,324	115,735
PostNL NVa	18,379	77,901
Randstad Holding NV	5,008	220,675
Reed Elsevier NV	29,127	670,198
Royal Imtech NVa,b	3,726	20,309
SBM Offshore NVa	8,339	104,281
TKH Group NV	1,578	47,806
TNT Express NV	17,751	102,995
TomTom NVa	5,006	36,265
Unilever NV CVA	66,266	2,569,199
USG People NV	3,763	37,670
VastNed Retail NV	990	45,193
Wereldhave NV	1,099	90,052
Wolters Kluwer NV	12,381	330,254
Ziggo NV	5,676	277,240

		15,537,999
NEW ZEALAND — 0.18%
Air New Zealand Ltd.	30,363	47,475
Auckland International Airport Ltd.	37,986	114,356
Chorus Ltd.	19,265	31,621
Contact Energy Ltd.	16,651	80,307
Fisher & Paykel Healthcare Corp. Ltd.	23,419	101,837
Fletcher Building Ltd.	26,662	178,367

59

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Freightways Ltd.	9,130	$40,483
Goodman Property Trust	30,330	25,953
Infratil Ltd.	26,295	58,603
Kiwi Income Property Trust	23,139	21,690
Meridian Energy Ltd.	58,830	75,281
Mighty River Power Ltd.	45,833	100,543
Nuplex Industries Ltd.	10,007	24,521
Precinct Properties New Zealand Ltd.	33,483	28,651
Ryman Healthcare Ltd.	17,677	104,370
Sky Network Television Ltd.	21,545	106,593
SKYCITY Entertainment Group Ltd.	25,730	78,260
Spark New Zealand Ltd.	79,496	195,105
Trade Me Group Ltd.	20,886	63,689
Xero Ltd.[a,b]	3,394	41,847

		1,519,552
NORWAY — 0.66%
Akastor ASA[b]	6,393	22,017
Aker ASA Class A	1,250	30,458
Aker Solutions ASA[a]	6,608	42,774
Atea ASA	5,507	60,160
Austevoll Seafood ASA	8,928	57,924
Borregaard ASA	7,641	53,196
BW LPG Ltd.[c]	5,025	47,563
Det norske oljeselskap ASA[a,b]	4,431	28,617
DNB ASA	39,073	717,100
DNO ASA[a,b]	25,409	61,725
Fred Olsen Energy ASA	2,767	29,490
Gjensidige Forsikring ASA	8,284	150,317
Kvaerner ASA	17,160	22,673
Leroey Seafood Group ASA	1,499	56,621
Marine Harvest ASA	13,848	195,895
Norsk Hydro ASA	55,163	308,377
Norwegian Air Shuttle ASA[a,b]	1,227	39,549
Norwegian Property ASA[a]	48,191	73,525
Opera Software ASA[b]	7,692	96,164
Orkla ASA	33,560	256,261
Petroleum Geo-Services ASA[b]	12,204	60,469
Polarcus Ltd.[a]	86,687	11,557
Prosafe SE	13,769	63,022
REC Silicon ASA[a,b]	347,743	138,974
Schibsted ASA[b]	3,217	170,071
Seadrill Ltd.	15,819	355,465
SpareBank 1 SMN	6,275	55,770
Statoil ASA	46,154	1,046,002
Storebrand ASA[a]	20,756	106,316
Subsea 7 SA	13,080	140,759
Telenor ASA	30,240	679,067
TGS-NOPEC Geophysical Co. ASA[b]	4,718	110,070
Tomra Systems ASA	10,552	78,933
Yara International ASA	7,527	345,299

		5,712,180
PERU — 0.09%
Compania de Minas Buenaventura SA SP ADR	9,433	86,784
Credicorp Ltd.	2,974	478,814
Southern Copper Corp.	7,766	223,505

		789,103
PHILIPPINES — 0.27%
Aboitiz Equity Ventures Inc.	84,110	97,464

Security	Shares	Value

Aboitiz Power Corp.	64,400	$58,839
Alliance Global Group Inc.	125,600	70,812
Ayala Corp.	9,190	141,306
Ayala Land Inc.	306,700	228,957
Bank of the Philippine Islands	34,437	72,903
BDO Unibank Inc.	71,510	156,167
Belle Corp.	240,500	28,083
DMCI Holdings Inc.	205,000	74,005
Energy Development Corp.	502,800	86,274
First Gen Corp.	64,700	37,342
First Philippine Holdings Corp.	15,770	30,574
Globe Telecom Inc.	1,255	47,124
International Container Terminal Services Inc.	38,980	100,762
JG Summit Holdings Inc.	104,992	149,270
Jollibee Foods Corp.	20,660	90,236
Manila Water Co. Inc.	78,600	50,619
Metro Pacific Investments Corp.	564,700	63,926
Metropolitan Bank & Trust Co.	17,089	31,417
Philippine Long Distance Telephone Co.	3,820	265,932
Philippine National Bank[a]	13,345	25,129
SM Investments Corp.	6,230	108,773
SM Prime Holdings Inc.	286,700	111,677
Universal Robina Corp.	56,350	233,562

		2,361,153
POLAND — 0.37%
Alior Bank SAa	2,675	59,505
Asseco Poland SA	4,881	72,578
Bank Handlowy w Warszawie SA	1,678	56,788
Bank Millennium SA	23,745	58,964
Bank Pekao SA	5,593	292,906
Bank Zachodni WBK SA	1,286	145,902
Cyfrowy Polsat SA	9,671	74,116
ENEA SA	11,341	53,963
Eurocash SA	4,826	47,634
Getin Noble Bank SAa	69,257	53,550
Globe Trade Centre SAa	19,887	35,958
Grupa Azoty SA	2,668	49,772
Grupa Lotos SAa	5,244	40,610
Jastrzebska Spolka Weglowa SAa	2,554	21,988
Kernel Holding SAa	4,202	33,115
KGHM Polska Miedz SA	5,971	230,665
Lubelski Wegiel Bogdanka SA	2,410	80,128
mBank SA	692	102,608
Netia SA	20,807	34,466
Orange Polska SA	28,157	84,573
Polska Grupa Energetyczna SA	36,370	239,034
Polski Koncern Naftowy Orlen SA	14,478	180,534
Polskie Gornictwo Naftowe i Gazownictwo SA	93,750	140,237
Powszechna Kasa Oszczednosci Bank Polski SA	37,776	420,719
Powszechny Zaklad Ubezpieczen SA	2,557	384,014
Synthos SA	19,165	23,824
Tauron Polska Energia SA	60,687	94,931
TVN SAa	10,863	48,781

		3,161,863
PORTUGAL — 0.14%
Banco BPI SAa,b,d	14,942	29,223
Banco Comercial Portugues SA Registered[a]	2,399,894	270,615
CTT-Correios Portugal SA	5,100	47,221
Energias de Portugal SA	96,011	412,723
Galp Energia SGPS SA Class B	15,203	220,288

60

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Jeronimo Martins SGPS SAb	9,921	$86,749
Mota-Engil SGPS SA	4,821	25,248
NOS SGPS	6,616	37,906
Portugal Telecom SGPS SA Registered[b]	32,073	52,521
Sonae SGPS SA	32,582	43,639

		1,226,133
QATAR — 0.14%
Industries Qatar QSC	4,617	238,866
Masraf Al Rayan QSC	22,032	308,558
Ooredoo QSC	4,811	163,161
Qatar National Bank SAQ	5,146	302,835
Vodafone Qatar QSC	26,429	150,233

		1,163,653
RUSSIA — 0.28%
LSR Group OJSC SP GDR[d]	39,572	115,550
Magnit PJSC SP GDR[d]	11,098	743,566
Mechel OAO SP ADR[a]	76,480	68,832
MegaFon OAO SP GDR[d]	11,392	266,573
Mobile TeleSystems OJSC SP ADR	38,929	556,685
NovaTek OAO SP GDR[d]	4,417	474,386
Pharmstandard GDR[a,d]	6,696	83,700
Sistema JSFC SP GDR[d]	17,284	139,568

		2,448,860
SINGAPORE — 1.18%
AIMS AMP Capital Industrial REIT	82,225	95,306
ARA Asset Management Ltd.	41,300	54,938
Ascendas India Trust	103,000	65,702
Ascendas REIT	77,000	133,574
Ascott Residence Trust	17,800	17,170
Biosensors International Group Ltd.[a,b]	43,000	20,906
Cache Logistics Trust	86,000	78,273
Cambridge Industrial Trust[b]	136,000	73,528
CapitaCommercial Trust	97,000	126,013
CapitaLand Ltd.	105,000	258,927
CapitaMall Trust Management Ltd.	80,000	122,598
CapitaRetail China Trust	44,240	56,096
CDL Hospitality Trusts	47,000	63,069
City Developments Ltd.	15,000	110,268
ComfortDelGro Corp. Ltd.	101,000	207,421
COSCO Corp. (Singapore) Ltd.[b]	63,000	29,160
DBS Group Holdings Ltd.	70,000	1,006,301
Ezion Holdings Ltd.[b]	63,360	74,425
Ezra Holdings Ltd.[b]	42,000	26,628
First REIT[b]	66,000	63,151
First Resources Ltd.[b]	29,000	46,923
Frasers Centrepoint Trust[b]	39,000	59,008
Frasers Commercial Trust[b]	71,000	78,429
Genting Singapore PLC	239,000	204,512
Global Logistic Properties Ltd.	123,000	263,127
Golden Agri-Resources Ltd.	271,000	109,623
Hutchison Port Holdings Trust	212,000	143,100
Hyflux Ltd.[b]	46,000	36,142
Indofood Agri Resources Ltd.[b]	30,000	19,487
Jardine Cycle & Carriage Ltd.	5,000	155,193
Keppel Corp. Ltd.	56,000	411,233
Keppel Infrastructure Trust[b]	85,000	69,428
Keppel Land Ltd.	26,000	67,553
Keppel REIT	56,160	53,298

Security	Shares	Value

Lippo Malls Indonesia Retail Trust[b]	190,000	$54,687
M1 Ltd.[b]	18,000	48,868
Mapletree Commercial Trust[b]	81,000	90,105
Mapletree Industrial Trust[b]	49,000	56,223
Mapletree Logistics Trust	67,000	61,241
Midas Holdings Ltd.[b]	223,000	56,379
Neptune Orient Lines Ltd.[a,b]	49,000	31,828
Noble Group Ltd.	194,000	180,342
OUE Hospitality Trust[b]	92,166	65,244
OUE Ltd.[b]	19,000	31,186
Oversea-Chinese Banking Corp. Ltd.	117,750	905,910
Parkway Life REIT[b]	19,000	35,325
Perennial China Retail Trust	189,000	77,923
Sabana Shari’ah Compliant Industrial REIT[b]	82,065	63,201
SATS Ltd.	25,000	60,288
SembCorp Industries Ltd.	38,000	143,960
SembCorp Marine Ltd.[b]	32,000	90,611
Singapore Airlines Ltd.	19,000	146,324
Singapore Exchange Ltd.	31,000	168,806
Singapore Post Ltd.	98,000	150,183
Singapore Press Holdings Ltd.[b]	41,000	136,507
Singapore Technologies Engineering Ltd.	69,000	201,284
Singapore Telecommunications Ltd.	310,000	911,552
SMRT Corp. Ltd.[b]	96,000	111,272
Starhill Global REIT	119,000	75,445
StarHub Ltd.	20,000	64,255
Suntec REIT	106,000	147,188
Super Group Ltd.[b]	33,000	30,292
Tiger Airways Holdings Ltd.[a,b]	128,400	31,463
United Engineers Ltd.[b]	19,000	42,419
United Overseas Bank Ltd.	52,000	930,377
UOL Group Ltd.	20,000	100,350
Vard Holdings Ltd.[a,b]	29,000	15,453
Venture Corp. Ltd.[b]	15,000	90,198
Wheelock Properties (Singapore) Ltd.	15,000	21,004
Wilmar International Ltd.	68,000	169,273
Wing Tai Holdings Ltd.	36,000	50,128
Yangzijiang Shipbuilding	98,000	86,145

		10,133,749
SOUTH AFRICA — 1.69%
Acucap Properties Ltd.	6,383	28,890
Adcock Ingram Holdings Ltd.[a]	10,300	46,153
Aeci Ltd.	5,396	60,349
African Rainbow Minerals Ltd.	5,346	65,766
Anglo American Platinum Ltd.[a]	2,082	65,579
AngloGold Ashanti Ltd.[a]	16,640	140,838
ArcelorMittal South Africa Ltd.[a]	7,339	21,631
Aspen Pharmacare Holdings Ltd.	13,747	489,601
Assore Ltd.	1,287	23,847
Aveng Ltd.[a]	16,868	30,936
AVI Ltd.	16,448	107,053
Barclays Africa Group Ltd.	14,178	223,521
Barloworld Ltd.	9,958	86,329
Bidvest Group Ltd. (The)	12,666	347,831
Brait SEa	17,617	132,171
Capital Property Fund[a]	68,300	79,015
Clicks Group Ltd.	11,802	80,233
Coronation Fund Managers Ltd.	12,829	110,905
DataTec Ltd.	9,225	46,346
Discovery Ltd.	14,573	132,353
Emira Property Fund	21,862	31,664
Exxaro Resources Ltd.	7,041	73,297

61

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

FirstRand Ltd.	134,549	$574,881
Foschini Group Ltd. (The)	8,784	99,107
Gold Fields Ltd.	33,235	109,510
Grindrod Ltd.	15,522	31,755
Growthpoint Properties Ltd.	75,644	183,170
Harmony Gold Mining Co. Ltd.[a]	16,345	26,633
Hyprop Investments Ltd.	9,555	83,285
Illovo Sugar Ltd.	10,190	24,352
Impala Platinum Holdings Ltd.[a]	21,962	159,621
Imperial Holdings Ltd.	7,274	125,074
Investec Ltd.	9,745	88,831
JSE Ltd.	4,654	45,247
Kumba Iron Ore Ltd.	2,640	65,827
Lewis Group Ltd.	5,115	30,768
Liberty Holdings Ltd.	5,932	68,540
Life Healthcare Group Holdings Ltd.	38,108	143,849
Massmart Holdings Ltd.	5,002	53,941
Mediclinic International Ltd.	16,054	143,145
MMI Holdings Ltd.	52,515	134,009
Mondi Ltd.	5,399	90,132
Mr. Price Group Ltd.	10,731	221,624
MTN Group Ltd.	68,981	1,523,614
Murray & Roberts Holdings Ltd.	29,969	61,446
Nampak Ltd.	25,677	104,526
Naspers Ltd. Class N	16,392	2,036,781
Nedbank Group Ltd.	8,931	194,223
Netcare Ltd.	43,036	129,922
Northam Platinum Ltd.[a]	11,494	35,344
Omnia Holdings Ltd.	2,425	48,294
Pick n Pay Holdings Ltd.	11,718	24,567
Pick n Pay Stores Ltd.	12,229	59,036
PPC Ltd.	25,385	68,018
Rand Merchant Insurance Holdings Ltd.	40,612	144,552
Redefine Properties Ltd.	120,369	108,852
Remgro Ltd.	20,281	464,442
Resilient Property Income Fund Ltd.	11,032	81,369
Reunert Ltd.	10,462	55,127
RMB Holdings Ltd.	28,802	159,588
Sanlam Ltd.	78,550	495,248
Sappi Ltd.[a]	24,936	98,349
Sasol Ltd.	22,994	1,143,122
Shoprite Holdings Ltd.	18,405	266,204
Sibanye Gold Ltd.	36,950	70,241
SPAR Group Ltd. (The)	9,145	106,781
Standard Bank Group Ltd.	49,275	618,893
Steinhoff International Holdings Ltd.	91,666	467,997
Sun International Ltd.	5,169	57,787
Super Group Ltd.[a]	10,758	30,744
Telkom SA SOC Ltd.[a]	16,319	86,507
Tiger Brands Ltd.	7,113	213,519
Tongaat Hulett Ltd.	4,949	65,228
Truworths International Ltd.	16,915	115,604
Vodacom Group Ltd.	14,165	171,603
Wilson Bayly Holmes-Ovcon Ltd.	2,086	24,550
Woolworths Holdings Ltd.	38,216	271,182

		14,530,869
SOUTH KOREA — 3.09%
Able C&C Co. Ltd.	807	17,292
AmorePacific Corp.	160	344,334
AmorePacific Group	157	173,787
Asiana Airlines Inc.[a]	8,380	31,482
Binggrae Co. Ltd.	415	32,113

Security	Shares	Value

BS Financial Group Inc.	7,691	$119,820
Capro Corp.[a]	9,180	24,180
Celltrion Inc.[a]	2,541	99,740
Chabiotech Co. Ltd.[a]	3,298	45,363
Chadiostech Co. Ltd.[a]	6,068	15,614
Cheil Worldwide Inc.[a]	2,895	45,237
CJ CheilJedang Corp.	355	129,878
CJ Corp.	676	110,060
CJ E&M Corp.[a]	1,276	40,057
CJ O Shopping Co. Ltd.	219	53,811
Cosmax Inc.[a]	398	40,220
Coway Co. Ltd.	2,230	170,266
Daelim Industrial Co. Ltd.	965	64,019
Daesang Corp.	1,353	52,602
Daewoo Engineering & Construction Co. Ltd.[a]	6,740	41,308
Daewoo International Corp.	1,890	59,862
Daewoo Securities Co. Ltd.[a]	9,264	97,084
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	4,636	79,383
Daum Communications Corp.	624	85,245
Dong-A Socio Holdings Co. Ltd.	317	43,602
Dong-A ST Co. Ltd.	270	23,293
Dongbu Insurance Co. Ltd.	2,421	135,692
Dongkuk Steel Mill Co. Ltd.	3,784	22,519
Dongwon Industries Co. Ltd.	66	20,256
Doosan Corp.	346	35,936
Doosan Heavy Industries & Construction Co. Ltd.	2,522	55,338
Doosan Infracore Co. Ltd.[a]	7,496	75,750
E-Mart Co. Ltd.	962	178,226
Fila Korea Ltd.	575	59,989
Gamevil Inc.[a]	368	46,485
GemVax & Kael Co. Ltd.[a]	1,331	23,414
Grand Korea Leisure Co. Ltd.	1,822	65,210
Green Cross Corp.	870	111,525
Green Cross Holdings Corp.	2,460	51,675
GS Engineering & Construction Corp.[a]	2,217	58,291
GS Holdings Corp.	2,405	93,276
Halla Holdings Corp.[a]	332	62,596
Halla Holdings Corp.	1,247	82,727
Halla Visteon Climate Control Corp.	1,720	76,848
Hana Financial Group Inc.	11,982	415,384
Hana Tour Service Inc.	755	47,403
Handsome Co. Ltd.	1,216	36,523
Hanjin Heavy Industries & Construction Co. Ltd.[a]	2,956	11,963
Hanjin Kal Corp.[a]	1,042	25,837
Hanjin Shipping Co. Ltd.[a]	4,270	20,177
Hankook Tire Co. Ltd.	2,862	147,287
Hanmi Pharm Co. Ltd.[a]	443	35,233
Hansol Paper Co.	2,635	24,458
Hanssem Co. Ltd.	561	66,928
Hanwha Chemical Corp.	5,340	60,709
Hanwha Corp.	2,425	62,172
Hanwha Life Insurance Co. Ltd.	8,575	65,873
Hotel Shilla Co. Ltd.	1,444	135,789
Huchems Fine Chemical Corp.	1,430	31,109
Hyosung Corp.	1,176	69,874
Hyundai Department Store Co. Ltd.	732	92,807
Hyundai Development Co. Engineering & Construction	2,790	105,337
Hyundai Engineering & Construction Co. Ltd.	3,116	141,553
Hyundai Glovis Co. Ltd.	607	151,078
Hyundai Greenfood Co. Ltd.	2,105	35,749
Hyundai Heavy Industries Co. Ltd.	1,661	154,175
Hyundai Home Shopping Network Corp.	248	31,559
Hyundai Hysco Co. Ltd.	1,512	98,468
Hyundai Marine & Fire Insurance Co. Ltd.	1,960	51,809

62

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Hyundai Merchant Marine Co. Ltd.[a]	2,919	$31,410
Hyundai Mipo Dockyard Co. Ltd.	626	44,458
Hyundai Mobis Co. Ltd.	2,896	677,440
Hyundai Motor Co.	6,286	999,897
Hyundai Securities Co. Ltd.[a]	5,285	34,319
Hyundai Steel Co.	2,556	162,870
Hyundai Wia Corp.	608	104,962
iMarketKorea Inc.	945	23,299
Industrial Bank of Korea	11,200	164,008
JB Financial Group Co. Ltd.	21,727	133,363
Kangwon Land Inc.	5,028	164,663
KB Financial Group Inc.	12,062	474,024
KCC Corp.	207	114,663
KEPCO Plant Service & Engineering Co. Ltd.	1,025	84,112
Kia Motors Corp.	10,818	527,372
KIWOOM Securities Co. Ltd.	918	38,954
Kolon Industries Inc.	847	43,193
Korea Aerospace Industries Ltd.	3,030	117,091
Korea Electric Power Corp.	10,612	461,227
Korea Gas Corp.[a]	1,241	58,176
Korea Investment Holdings Co. Ltd.	2,375	120,224
Korea Zinc Co. Ltd.	369	138,971
Korean Air Lines Co. Ltd.[a]	2,073	73,611
Korean Reinsurance Co.	5,478	58,433
KT Corp.	3,165	97,136
KT Skylife Co. Ltd.	1,715	31,131
KT&G Corp.	4,538	403,385
Kumho Petro Chemical Co. Ltd.	666	48,171
Kumho Tire Co. Inc.[a]	5,835	58,419
Kwangju Bank[a]	3,699	37,380
Kyongnam Bank[a]	2,617	30,609
LF Corp.	1,305	41,089
LG Chem Ltd.	2,128	398,230
LG Corp.	4,327	257,499
LG Display Co. Ltd.[a]	9,973	292,547
LG Electronics Inc.	4,714	288,028
LG Hausys Ltd.	340	50,742
LG Household & Health Care Ltd.	426	248,330
LG Innotek Co. Ltd.[a]	709	56,058
LG International Corp.	1,265	25,626
LG Life Sciences Ltd.[a]	2,200	77,400
LG Uplus Corp.	10,000	102,926
LIG Insurance Co. Ltd.	2,514	65,512
Lotte Chemical Corp.	634	86,018
Lotte Chilsung Beverage Co. Ltd.	45	71,454
Lotte Confectionery Co. Ltd.	31	55,750
Lotte Food Co. Ltd.	35	21,745
Lotte Shopping Co. Ltd.	434	120,406
LS Corp.	700	39,233
LS Industrial Systems Co. Ltd.	1,129	66,658
Medipost Co. Ltd.[a]	491	22,971
Medy-Tox Inc.	310	72,400
MegaStudy Co. Ltd.	632	31,697
Meritz Fire & Marine Insurance Co. Ltd.	3,675	44,015
Mirae Asset Securities Co. Ltd.	1,585	68,147
Namyang Dairy Products Co. Ltd.	35	22,466
NAVER Corp.	1,153	813,453
NCsoft Corp.	580	79,777
Nexen Tire Corp.	1,630	19,980
NHN Entertainment Corp.[a]	400	31,065
NongShim Co. Ltd.	241	60,209
OCI Co. Ltd.[a]	632	54,405
ORION Corp.	134	103,441
Paradise Co. Ltd.	1,981	60,891

Security	Shares	Value

Partron Co. Ltd.	2,745	$22,603
Poongsan Corp.	1,805	44,672
POSCO	2,449	701,200
S-Oil Corp.	2,806	106,728
S.M. Entertainment Co.[a]	898	23,779
S1 Corp.	1,001	69,685
Samsung C&T Corp.	4,947	334,666
Samsung Card Co. Ltd.	1,571	67,619
Samsung Electro-Mechanics Co. Ltd.	2,462	112,189
Samsung Electronics Co. Ltd.	4,561	5,308,997
Samsung Engineering Co. Ltd.[a]	1,173	67,610
Samsung Fine Chemicals Co. Ltd.	1,984	55,321
Samsung Fire & Marine Insurance Co. Ltd.	1,417	381,188
Samsung Heavy Industries Co. Ltd.	6,464	157,558
Samsung Life Insurance Co. Ltd.	2,604	283,857
Samsung SDI Co. Ltd.	2,200	259,373
Samsung Securities Co. Ltd.	3,310	148,043
Samsung Techwin Co. Ltd.	1,291	39,622
SeAH Besteel Corp.	902	26,966
Seegene Inc.[a]	634	34,882
Seoul Semiconductor Co. Ltd.	1,222	20,982
SFA Engineering Corp.	810	34,447
Shinhan Financial Group Co. Ltd.	15,402	724,898
Shinsegae Co. Ltd.	405	75,222
SK C&C Co. Ltd.	937	212,610
SK Chemicals Co. Ltd.	586	33,447
SK Holdings Co. Ltd.	1,162	181,574
SK Hynix Inc.[a]	23,528	1,044,608
SK Innovation Co. Ltd.	2,553	209,021
SK Networks Co. Ltd.[a]	14,135	144,824
SK Telecom Co. Ltd.	431	107,676
SKC Co. Ltd.	1,589	40,887
Sung Kwang Bend Co. Ltd.	2,214	32,006
Sungwoo Hitech Co. Ltd.	2,044	29,453
Taekwang Industrial Co. Ltd.	18	21,053
TK Corp.[a]	2,450	31,636
TONGYANG Life Insurance Co.	3,215	34,896
ViroMed Co. Ltd.[a]	907	43,876
Woori Finance Holdings Co. Ltd.[a]	13,118	146,065
Woori Investment & Securities Co. Ltd.	5,630	61,635
YG Entertainment Inc.	724	30,756
Youngone Corp.	1,231	73,602
Youngone Holdings Co. Ltd.	445	43,928
Yuanta Securities Korea[a]	18,935	54,126
Yuhan Corp.	270	44,590

		26,546,174
SPAIN — 2.38%
Abengoa SA Class Bb	24,698	104,065
Abertis Infraestructuras SA	16,507	343,418
Acciona SAa,b	2,837	197,736
Acerinox SA	7,137	105,828
Actividades de Construcciones y Servicios SA	8,038	297,593
Almirall SAa	3,297	54,114
Amadeus IT Holding SA Class A	15,732	577,522
Atresmedia Corporacion de Medios de Comunicacion SA	4,442	65,059
Banco Bilbao Vizcaya Argentaria SA	244,010	2,723,356
Banco de Sabadell SA	145,275	418,635
Banco Popular Espanol SA	75,050	429,342
Banco Santander SA	492,520	4,336,828
Banco Santander SA New[a]	69,200	214,359
Bankia SAa	194,185	347,181
Bankinter SA	29,460	242,945

63

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Bolsas y Mercados Espanoles	298	$11,320
CaixaBank SA	76,515	417,112
Construcciones y Auxiliar de Ferrocarriles SA	204	67,872
Corporacion Financiera Alba SA	1,265	69,689
Distribuidora Internacional de Alimentacion SA	28,429	180,373
Ebro Foods SA	4,668	83,459
Enagas SA	1,356	45,446
FAES FARMA SA	22,087	51,195
Ferrovial SA	16,200	330,435
Fomento de Construcciones y Contratas SAa,b	3,551	65,179
Gamesa Corporacion Tecnologica SAa	11,250	110,929
Gas Natural SDG SA	15,751	454,089
Grifols SA	6,718	273,931
Grupo Catalana Occidente SA	3,225	97,096
Iberdrola SA	210,835	1,490,100
Inditex SA	44,733	1,256,271
Indra Sistemas SA	5,215	57,498
Inmobiliaria Colonial SAa	101,699	71,609
International Consolidated Airlines Group SAa	50,039	326,698
Jazztel PLC[a]	11,486	183,339
Mapfre SA	40,561	138,786
Mediaset Espana Comunicacion SAa	11,267	141,037
NH Hotel Group SAa,b	10,367	47,279
Obrascon Huarte Lain SA	2,343	68,296
Prosegur Compania de Seguridad SA	11,964	70,152
Red Electrica Corporacion SA	930	81,144
Repsol SA	42,873	956,943
Sacyr SAa	15,767	69,002
Tecnicas Reunidas SA	1,879	92,402
Telefonica SA	167,187	2,512,577
Viscofan SA	2,441	143,252
Zardoya Otis SA	5,904	68,719

		20,491,210
SWEDEN — 2.22%
AAK AB	1,587	85,845
Active Biotech ABa,b	4,150	12,506
AF AB	4,964	74,961
Alfa Laval AB	12,525	256,923
Assa Abloy AB Class B	13,939	736,670
Atlas Copco AB Class A	27,221	783,865
Atlas Copco AB Class B	16,955	446,772
Axfood AB	755	46,370
Axis Communications ABb	2,460	66,916
Betsson AB	2,075	73,043
Billerud AB	8,355	121,595
Boliden AB	11,881	195,388
Castellum AB	9,031	138,145
Clas Ohlson AB Class B	2,500	43,073
Electrolux AB Class B	9,958	281,910
Elekta AB Class B	16,466	168,215
Fabege AB	5,748	73,518
Getinge AB Class B	8,425	195,248
Hakon Invest AB	3,119	124,334
Hennes & Mauritz AB Class B	38,947	1,545,723
Hexagon AB Class B	10,489	352,220
Hexpol AB	1,039	91,682
Holmen AB Class B	1,988	65,548
Hufvudstaden AB Class A	5,669	73,273
Husqvarna AB Class B	20,279	150,443
Industrivarden AB Class C	5,771	100,677
Indutrade AB	1,834	73,853
Intrum Justitia AB	4,228	125,350

Security	Shares	Value

Investment AB Kinnevik Class B	10,013	$316,481
Investor AB Class B	18,690	667,261
JM AB	3,569	114,831
Kungsleden ABb	13,879	86,084
LE Lundbergfortagen AB	1,264	52,932
Lindab International ABa	5,023	45,918
Loomis AB Class B	3,434	94,200
Lundin Petroleum ABa	9,554	135,172
Meda AB Class A	9,948	130,395
Mekonomen AB	1,120	23,534
Millicom International Cellular SA SDR	2,640	214,760
Modern Times Group MTG AB Class B	2,453	75,543
NCC AB Class B	4,383	128,465
Nibe Industrier AB Class B	3,522	93,282
Nobia AB	7,517	60,947
Nordea Bank AB	122,982	1,573,784
Oriflame Cosmetics SA SDR	3,372	58,552
Peab AB	10,868	73,430
Ratos AB Class B	9,682	64,776
Saab AB Class B	3,167	85,378
Sandvik AB	44,351	484,848
Securitas AB Class B	12,725	140,142
Skandinaviska Enskilda Banken AB Class A	61,743	789,283
Skanska AB Class B	14,884	302,095
SKF AB Class B	16,592	331,380
SSAB AB Class Aa,b	18,118	131,106
Svenska Cellulosa AB Class B	24,398	544,321
Svenska Handelsbanken AB Class A	20,256	963,770
Swedbank AB Class A	36,599	965,884
Swedish Match AB	8,355	270,512
Swedish Orphan Biovitrum ABa	7,618	86,986
Tele2 AB Class B	11,454	145,028
Telefonaktiebolaget LM Ericsson Class B	127,206	1,495,479
TeliaSonera AB	94,499	651,893
Trelleborg AB Class B	10,275	175,086
Unibet Group PLC SDR	1,937	111,374
Volvo AB Class B	64,015	734,850
Wallenstam AB Class B	4,357	65,471
Wihlborgs Fastigheter AB	6,492	113,387

		19,102,686
SWITZERLAND — 6.02%
ABB Ltd. Registered	89,089	1,949,415
Actelion Ltd. Registered	4,458	529,893
Adecco SA Registered	6,878	464,870
Allreal Holding AG Registered	958	126,711
Aryzta AG	3,787	322,059
Baloise Holding AG Registered	1,976	248,219
Banque Cantonale Vaudoise Registered	32	17,123
Barry Callebaut AG Registered	82	85,796
Basilea Pharmaceutica AG Registered[a]	575	52,216
BKW AG	1,945	58,505
Bucher Industries AG Registered	419	106,225
Burckhardt Compression Holding AG	183	78,243
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	35	175,500
Chocoladefabriken Lindt & Sprugli AG Registered	4	239,493
Clariant AG Registered	11,452	199,305
Compagnie Financiere Richemont SA Class A Bearer	21,267	1,788,730
Credit Suisse Group AG Registered	61,591	1,636,966
Dufry AG Registered[a,b]	1,153	165,921
EFG International AG	3,900	40,481
EMS-Chemie Holding AG Registered	325	116,753
Flughafen Zurich AG Registered	183	116,461

64

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Forbo Holding AG Registered	66	$68,472
Galenica Holding AG Registered	186	159,050
GAM Holding AG	8,049	137,154
Gategroup Holding AG	3,273	73,625
Geberit AG Registered	1,464	498,622
Georg Fischer AG Registered	227	130,782
Givaudan SA Registered	365	607,923
Helvetia Holding AG Registered	286	135,727
Holcim Ltd. Registered	9,305	658,877
Huber & Suhner AG Registered	1,285	63,352
Implenia AG Registered	1,356	72,981
Julius Baer Group Ltd.	9,350	408,798
Kaba Holding AG Class B Registered	205	97,606
Kudelski SA Bearer	4,574	58,218
Kuehne & Nagel International AG Registered	2,100	273,178
Kuoni Reisen Holding AG Class B Registered	290	78,944
Logitech International SA Registered	7,268	102,701
Lonza Group AG Registered	2,388	262,756
Meyer Burger Technology AGa,b	4,763	40,036
Mobimo Holding AG Registered	594	116,955
Nestle SA Registered	131,965	9,652,799
Nobel Biocare Holding AG Registered	6,061	107,057
Novartis AG Registered	95,007	8,815,133
OC Oerlikon Corp. AG Registered	7,976	100,689
Panalpina Welttransport Holding AG Registered	651	84,212
Pargesa Holding SA Bearer	1,302	101,122
Partners Group Holding AG	698	185,478
PSP Swiss Property AG Registered	1,826	156,522
Rieter Holding AG Registered	333	61,344
Roche Holding AG Genusschein	29,082	8,572,459
Schindler Holding AG Participation Certificates	1,590	222,033
Schindler Holding AG Registered	1,003	135,686
Schmolz + Bickenbach AG Registered[a]	35,419	42,689
Schweiter Technologies AG Bearer	126	90,725
SGS SA Registered	211	463,018
Sika AG Bearer	83	295,797
Sonova Holding AG Registered	2,262	352,068
St Galler Kantonalbank AG Registered	219	79,185
Straumann Holding AG Registered	445	109,487
Sulzer AG Registered	885	100,596
Swatch Group AG (The) Bearer	1,248	590,772
Swatch Group AG (The) Registered	2,148	181,446
Swiss Life Holding AG Registered	1,311	300,218
Swiss Prime Site AG Registered	2,386	181,221
Swiss Re AG	14,147	1,142,108
Swisscom AG Registered	850	500,312
Syngenta AG Registered	3,779	1,169,293
Tecan AG Registered	840	88,499
Temenos Group AG Registered	3,457	120,507
Transocean Ltd.[b]	14,627	430,550
UBS AG Registered	149,434	2,592,912
Valiant Holding AG Registered	1,348	117,860
Valora Holding AG Registered	395	81,754
Vontobel Holding AG Registered	2,020	73,353
Zehnder Group AG Bearer	2,715	106,631
Zurich Insurance Group AG	5,963	1,801,694

		51,771,871
TAIWAN — 2.84%
Acer Inc.[a]	118,000	80,887
Advanced Semiconductor Engineering Inc.	269,000	321,475
Advantech Co. Ltd.	16,193	112,331
Airtac International Group	5,000	36,493

Security	Shares	Value

ALI Corp.	78,000	$64,366
AmTRAN Technology Co. Ltd.	86,000	49,480
Asia Cement Corp.	94,329	121,569
ASUSTeK Computer Inc.	30,000	305,755
AU Optronics Corp.	395,000	187,004
BES Engineering Corp.	165,000	42,367
Capital Securities Corp.	85,000	27,442
Career Technology (MFG.) Co. Ltd.	29,000	33,227
Catcher Technology Co. Ltd.	28,000	235,662
Cathay Financial Holding Co. Ltd.	352,629	579,667
Chailease Holding Co. Ltd.	42,950	105,905
Chang Hwa Commercial Bank Ltd.	181,768	114,440
Cheng Loong Corp.	139,000	60,779
Cheng Shin Rubber Industry Co. Ltd.	70,500	164,565
Cheng Uei Precision Industry Co. Ltd.	20,000	33,337
Chicony Electronics Co. Ltd.	28,155	80,809
Chin-Poon Industrial Co. Ltd.	21,000	33,623
China Airlines Ltd.[a]	73,000	28,560
China Bills Finance Corp.	269,000	99,051
China Development Financial Holding Corp.	586,000	188,035
China Life Insurance Co. Ltd.	129,272	112,627
China Man-Made Fibers Corp.[a]	86,000	22,732
China Motor Co. Ltd.	12,000	10,928
China Petrochemical Development Corp.[a]	173,050	54,618
China Steel Chemical Corp.	14,000	76,176
China Steel Corp.	480,575	413,955
China Synthetic Rubber Corp.	62,000	64,005
Chipbond Technology Corp.	30,000	55,233
Chroma ATE Inc.	19,000	47,287
Chunghwa Telecom Co. Ltd.	143,000	435,819
Clevo Co.	20,241	35,802
CMC Magnetics Corp.[a]	274,000	40,357
Compal Electronics Inc.	183,000	135,070
Compeq Manufacturing Co. Ltd.	64,000	35,244
Coretronic Corp.[a]	48,500	72,711
CTBC Financial Holding Co. Ltd.	590,693	413,649
CTCI Corp.	32,000	52,287
Delta Electronics Inc.	80,000	478,688
Dynapack International Technology Corp.	16,000	38,926
E Ink Holdings Inc.[a]	46,000	22,383
E.Sun Financial Holding Co. Ltd.	285,217	180,508
Eclat Textile Co. Ltd.	9,260	87,983
Elan Microelectronics Corp.	26,000	41,116
Epistar Corp.	42,000	75,808
Eternal Materials Co. Ltd.	40,810	40,385
EVA Airways Corp.[a]	128,000	74,907
Everlight Electronics Co. Ltd.	20,000	37,874
Far Eastern Department Stores Ltd.	53,702	48,464
Far Eastern International Bank Ltd.	257,059	86,626
Far Eastern New Century Corp.	108,364	113,827
Far EasTone Telecommunications Co. Ltd.	62,000	137,182
Faraday Technology Corp.	37,000	39,291
Farglory Land Development Co. Ltd.	29,265	28,960
Feng Hsin Iron & Steel Co. Ltd.	20,000	24,691
Firich Enterprises Co. Ltd.	10,003	36,175
First Financial Holding Co. Ltd.	348,227	214,089
FLEXium Interconnect Inc.	13,253	27,973
Formosa Chemicals & Fibre Corp.	134,660	313,446
Formosa Petrochemical Corp.	48,000	112,518
Formosa Plastics Corp.	159,040	367,058
Formosa Taffeta Co. Ltd.	31,000	31,289
Foxconn Technology Co. Ltd.	37,117	98,844
Fubon Financial Holding Co. Ltd.	294,000	496,822
G Tech Optoelectronics Corp.[a]	20,000	16,208

65

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Giant Manufacturing Co. Ltd.	13,000	$105,140
Gigabyte Technology Co. Ltd.	33,000	37,864
Gloria Material Technology Corp.	81,200	53,792
Goldsun Development & Construction Co. Ltd.[a]	189,000	66,798
Grand Pacific Petrochemical Corp.	50,000	23,918
Great Wall Enterprise Co. Ltd.	78,000	70,649
HannStar Display Corp.	144,465	36,287
Hermes Microvision Inc.	2,000	94,028
Hey Song Corp.	24,500	29,320
Highwealth Construction Corp.	33,900	58,624
Hiwin Technologies Corp.	9,240	72,908
Hon Hai Precision Industry Co. Ltd.	534,016	1,685,451
Hotai Motor Co. Ltd.	11,000	160,932
HTC Corp.[a]	29,000	128,236
Hua Nan Financial Holdings Co. Ltd.	270,640	160,160
Huaku Development Co. Ltd.	18,000	29,560
Innolux Corp.	326,414	148,631
Inotera Memories Inc.[a]	100,000	153,699
Inventec Corp.	98,000	67,983
Kenda Rubber Industrial Co. Ltd.	25,275	51,520
Kerry TJ Logistics Co. Ltd.	21,000	26,236
King Yuan Electronics Co. Ltd.	79,000	62,335
King’s Town Bank Co. Ltd.	81,000	88,413
Kinsus Interconnect Technology Corp.	19,000	71,211
Largan Precision Co. Ltd.	5,000	350,961
LCY Chemical Corp.	120,000	58,192
Lite-On Technology Corp.	90,519	126,777
Macronix International Co. Ltd.[a]	211,000	47,380
Makalot Industrial Co. Ltd.	7,616	39,812
MediaTek Inc.	59,970	853,715
Medigen Biotechnology Corp.[a]	4,000	17,359
Mega Financial Holding Co. Ltd.	397,941	329,693
Merida Industry Co. Ltd.	10,350	71,458
Merry Electronics Co. Ltd.	7,350	29,602
Micro-Star International Co. Ltd.	45,000	54,962
Microbio Co. Ltd.[a]	87,689	76,398
MIN AIK Technology Co. Ltd.	5,000	22,028
Mitac Holdings Corp.	25,500	19,701
Nan Ya Plastics Corp.	191,300	395,600
Novatek Microelectronics Corp. Ltd.	25,000	129,042
Oriental Union Chemical Corp.	22,000	16,636
Pegatron Corp.	75,000	136,110
Pou Chen Corp.	91,000	100,076
Powertech Technology Inc.	41,000	68,746
President Chain Store Corp.	24,000	179,902
Prince Housing & Development Corp.	56,521	21,184
Qisda Corp.[a]	141,000	63,045
Quanta Computer Inc.	109,000	273,786
Radiant Opto-Electronics Corp.	21,060	73,393
Radium Life Tech Co. Ltd.	39,124	22,446
Realtek Semiconductor Corp.	25,020	82,669
Richtek Technology Corp.	11,000	52,981
Ruentex Development Co. Ltd.	29,468	43,887
Ruentex Industries Ltd.	29,616	63,192
Sanyang Industry Co. Ltd.	47,000	41,566
Shin Kong Financial Holding Co. Ltd.	359,318	109,036
Shin Zu Shing Co. Ltd.	12,000	26,315
Shinkong Synthetic Fibers Corp.	222,000	78,826
Siliconware Precision Industries Co. Ltd.	131,000	184,765
Simplo Technology Co. Ltd.	15,000	72,987
Sino-American Silicon Products Inc.	30,000	46,356
Sinon Corp.	259,000	140,925
SinoPac Financial Holdings Co. Ltd.	345,206	149,811
Solar Applied Materials Technology Corp.	86,000	67,717

Security	Shares	Value

St.Shine Optical Co. Ltd.	3,000	$52,669
Standard Foods Corp.	20,793	47,921
Synnex Technology International Corp.	45,000	63,099
Ta Chong Bank Ltd.[a]	80,481	26,724
Taichung Commercial Bank Co. Ltd.	70,713	23,713
Tainan Spinning Co. Ltd.	47,472	26,298
Taishin Financial Holdings Co. Ltd.	358,929	171,107
Taiwan Business Bank Ltd.[a]	254,982	76,621
Taiwan Cement Corp.	142,000	216,853
Taiwan Cooperative Financial Holding Co. Ltd.	219,686	117,367
Taiwan Fertilizer Co. Ltd.	23,000	40,757
Taiwan Hon Chuan Enterprise Co. Ltd.	32,000	52,393
Taiwan Mobile Co. Ltd.	67,000	217,412
Taiwan Secom Co. Ltd.	22,105	58,576
Taiwan Semiconductor Manufacturing Co. Ltd.	1,024,000	4,393,405
Tatung Co. Ltd.[a]	235,000	66,599
Teco Electric and Machinery Co. Ltd.	84,000	93,344
Tong Hsing Electronic Industries Ltd.	8,000	30,378
TPK Holding Co. Ltd.	12,000	70,620
Transcend Information Inc.	14,000	47,178
Tripod Technology Corp.	25,000	46,685
TSRC Corp.	44,100	49,586
TTY Biopharm Co. Ltd.	13,965	26,078
Tung Ho Steel Enterprise Corp.	91,000	71,803
TXC Corp.	29,000	35,801
Uni-President Enterprises Co.	197,320	338,635
Unimicron Technology Corp.	63,000	48,364
United Microelectronics Corp.	486,000	214,107
USI Corp.	93,000	44,029
Vanguard International Semiconductor Corp.	40,000	60,033
Walsin Lihwa Corp.[a]	203,000	67,407
Wan Hai Lines Ltd.	51,000	37,642
Waterland Financial Holdings Co. Ltd.	99,599	27,670
Win Semiconductors Corp.	48,000	43,240
Winbond Electronics Corp.[a]	155,000	49,583
Wintek Corp.[a]	110,000	7,016
Wistron Corp.	108,638	113,937
Wistron NeWeb Corp.	16,441	36,972
WPG Holdings Co. Ltd.	77,000	93,666
Yageo Corp.	40,049	62,016
Yang Ming Marine Transport Corp.[a]	130,000	59,409
YFY Inc.	36,000	14,913
Yuanta Financial Holding Co. Ltd.	389,450	195,900
Yulon Motor Co. Ltd.	30,000	44,187
Yungtay Engineering Co. Ltd.	15,000	33,288
Zhen Ding Technology Holding Ltd.	24,050	65,864

		24,460,967
THAILAND — 0.57%
Advanced Information Service PCL NVDR	49,700	364,701
Airports of Thailand PCL NVDR	22,700	168,664
Bangchak Petroleum PCL NVDR	65,100	66,959
Bangkok Bank PCL Foreign	20,900	129,622
Bangkok Bank PCL NVDR	11,800	71,735
Banpu PCL NVDR	72,300	62,710
BEC World PCL NVDR	54,800	81,182
BTS Group Holdings PCL NVDR	438,100	138,546
Bumrungrad Hospital PCL NVDR	20,200	82,487
Central Pattana PCL NVDR	78,300	115,996
Charoen Pokphand Foods PCL NVDR	120,700	115,808
CP All PCL NVDR	203,300	284,008
Delta Electronics (Thailand) PCL NVDR	27,500	54,460
Esso (Thailand) PCL NVDR[a]	179,900	30,379

66

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Glow Energy PCL NVDR	33,000	$101,320
Hemaraj Land and Development PCL NVDR	466,900	68,523
Indorama Ventures PCL NVDR	64,900	47,624
IRPC PCL NVDR	838,700	88,067
Jasmine International PCL NVDR	223,500	51,123
Kasikornbank PCL Foreign	47,600	344,906
Kasikornbank PCL NVDR	36,600	265,201
Kiatnakin Bank PCL NVDR[b]	45,200	58,634
Krung Thai Bank PCL NVDR	223,200	159,673
Pruksa Real Estate PCL NVDR	48,300	49,679
PTT Exploration & Production PCL NVDR	64,161	288,597
PTT Global Chemical PCL NVDR	68,800	130,967
PTT PCL NVDR	38,900	439,521
Siam Cement (The) PCL Foreign	12,600	174,860
Siam Cement (The) PCL NVDR	6,900	95,333
Siam Commercial Bank PCL NVDR	75,200	409,825
Thai Airways International PCL NVDR[a,b]	75,000	32,929
Thai Oil PCL NVDR	53,900	74,057
Thai Tap Water Supply PCL NVDR	214,700	79,763
Thanachart Capital PCL NVDR	74,000	79,521
TISCO Financial Group PCL NVDR[b]	42,800	58,477

		4,865,857
TURKEY — 0.38%
Akbank TAS	80,700	291,875
Anadolu Efes Biracilik ve Malt Sanayii ASa	9,662	113,148
Arcelik AS	12,764	78,474
Asya Katilim Bankasi ASa	35,382	11,474
BIM Birlesik Magazalar AS	9,352	213,981
Coca-Cola Icecek AS	3,677	83,967
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	97,404	109,679
Enka Insaat ve Sanayi AS	21,455	51,990
Eregli Demir ve Celik Fabrikalari TAS	73,970	154,257
Ford Otomotiv Sanayi ASa	3,237	41,407
Haci Omer Sabanci Holding AS	47,010	214,914
KOC Holding AS	33,358	170,531
TAV Havalimanlari Holding AS	6,701	56,289
Turk Hava Yollari AOa	29,252	96,049
Turk Telekomunikasyon AS	27,087	77,960
Turkcell Iletisim Hizmetleri ASa	39,552	229,809
Turkiye Garanti Bankasi AS	102,769	401,781
Turkiye Halk Bankasi AS	28,270	189,086
Turkiye Is Bankasi AS Class C	79,029	197,911
Turkiye Petrol Rafinerileri AS	6,377	138,587
Turkiye Sinai Kalkinma Bankasi AS	62,935	55,276
Turkiye Sise ve Cam Fabrikalari AS	46,700	71,095
Turkiye Vakiflar Bankasi TAO Class D	43,989	94,707
Ulker Biskuvi Sanayi AS	6,478	47,851
Yapi ve Kredi Bankasi AS	47,103	103,320

		3,295,418
UNITED ARAB EMIRATES — 0.12%
Abu Dhabi Commercial Bank PJSC	57,155	122,931
Aldar Properties PJSC	140,895	122,751
Arabtec Holding Co.[a]	49,519	57,028
DP World Ltd.	7,422	142,205
Dubai Financial Market PJSC	90,151	67,497
Emaar Properties PJSC	96,793	263,526
First Gulf Bank PJSC	26,155	129,244
National Bank of Abu Dhabi PJSC	35,987	132,269

		1,037,451

Security	Shares	Value

UNITED KINGDOM — 14.80%
3i Group PLC	39,604	$251,478
Abcam PLC	14,397	92,075
Aberdeen Asset Management PLC	36,584	254,015
Admiral Group PLC	7,380	157,622
Advanced Computer Software Group PLC	39,874	68,896
Afren PLC[a]	49,310	60,941
African Minerals Ltd.[a,b]	25,986	6,236
Aggreko PLC	10,026	244,130
Alent PLC	11,631	62,895
AMEC PLC	11,825	196,749
Amerisur Resources PLC[a,b]	56,830	49,551
Amlin PLC	24,626	179,418
Anglo American PLC	56,978	1,200,071
Anglo Pacific Group PLC	14,746	31,082
Antofagasta PLC	14,434	162,223
ARM Holdings PLC	57,974	811,559
Ashmore Group PLC	14,247	72,619
Ashtead Group PLC	20,874	348,646
ASOS PLC[a,b]	2,000	84,984
Associated British Foods PLC	14,654	645,653
AstraZeneca PLC	51,972	3,777,800
Avanti Communications Group PLC[a,b]	10,407	39,335
AVEVA Group PLC	3,208	78,832
Aviva PLC	120,245	1,002,268
Babcock International Group PLC	19,003	332,901
BAE Systems PLC	126,271	926,641
Balfour Beatty PLC	31,701	77,952
Bank of Georgia Holdings PLC	1,860	76,178
Barclays PLC	672,516	2,590,825
Barratt Developments PLC	42,132	282,291
BBA Aviation PLC	20,957	118,589
Beazley PLC	30,898	129,512
Bellway PLC	5,368	150,204
Berendsen PLC	8,380	135,408
Berkeley Group Holdings PLC (The)	5,339	194,748
Betfair Group PLC	4,244	82,156
BG Group PLC	140,740	2,341,693
BHP Billiton PLC	84,508	2,177,397
Big Yellow Group PLC	11,493	100,485
Bodycote PLC	11,057	110,383
Booker Group PLC	59,017	132,469
Bovis Homes Group PLC	8,039	108,291
BP PLC	756,495	5,434,147
Brewin Dolphin Holdings PLC	16,711	75,901
British American Tobacco PLC	76,052	4,315,696
British Land Co. PLC (The)	35,925	418,702
British Sky Broadcasting Group PLC	41,780	592,217
Britvic PLC	10,086	109,806
BT Group PLC	318,310	1,871,486
BTG PLC[a]	15,544	187,754
Bunzl PLC	12,723	345,015
Burberry Group PLC	18,115	443,703
Bwin.Party Digital Entertainment PLC	42,360	60,755
Cable & Wireless Communications PLC	118,943	91,796
Cairn Energy PLC[a]	25,012	58,062
Cape PLC	12,301	53,529
Capita PLC	25,658	450,307
Capital & Counties Properties PLC	24,129	131,713
Carillion PLC	17,653	93,933
Carnival PLC	7,530	299,726
Catlin Group Ltd.	15,783	135,468

67

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Centamin PLC	47,316	$38,758
Centrica PLC	201,920	977,201
Chemring Group PLC	12,366	48,223
Cineworld Group PLC	14,329	76,796
Close Brothers Group PLC	7,159	167,677
Cobham PLC	43,374	201,861
Coca-Cola HBC AG	8,428	183,241
COLT Group SAa	23,616	52,139
Compass Group PLC	66,126	1,064,264
Computacenter PLC	4,171	41,339
Croda International PLC	5,044	185,198
CSR PLC	8,287	111,102
Daily Mail & General Trust PLC Class A NVS	11,675	147,745
Dairy Crest Group PLC	13,147	87,603
DCC PLC	3,606	201,571
De La Rue PLC	6,902	57,695
Debenhams PLC	62,593	64,990
Derwent London PLC	4,341	206,334
Devro PLC	13,283	58,015
Diageo PLC	101,926	2,997,157
Dialight PLC	2,279	31,356
Dignity PLC	4,274	107,353
Diploma PLC	5,450	60,642
Direct Line Insurance Group PLC	63,729	281,401
Dixons Carphone PLC	40,058	253,271
Domino’s Pizza Group PLC	9,259	94,137
Drax Group PLC	16,089	153,024
DS Smith PLC	39,747	168,321
Dunelm Group PLC	5,134	69,282
easyJet PLC	7,171	172,088
Electrocomponents PLC	25,665	93,946
Elementis PLC	22,279	94,062
EnQuest PLC[a]	32,725	36,334
Enterprise Inns PLC[a]	30,601	62,616
Essentra PLC	11,166	122,636
esure Group PLC	15,110	58,839
Experian PLC	39,573	594,172
Faroe Petroleum PLC[a]	29,469	43,256
Fenner PLC	13,001	64,063
Ferrexpo PLC	10,681	14,380
Fidessa Group PLC	2,204	82,545
FirstGroup PLC[a]	51,643	92,701
Foxtons Group PLC	16,233	43,682
Fresnillo PLC	9,122	101,792
Friends Life Group Ltd.	55,615	287,747
G4S PLC	63,191	258,300
Galliford Try PLC	4,757	93,152
Genus PLC	4,662	92,112
GKN PLC	60,554	308,070
GlaxoSmithKline PLC	199,213	4,517,724
Glencore PLC[a]	430,954	2,205,587
Go-Ahead Group PLC (The)	3,034	119,407
Grafton Group PLC Units	10,047	102,229
Grainger PLC	25,434	76,905
Great Portland Estates PLC	13,383	146,985
Greencore Group PLC	19,132	80,316
Greene King PLC	10,278	131,875
Greggs PLC	8,541	82,669
Halfords Group PLC	10,134	80,367
Halma PLC	16,740	166,849
Hammerson PLC	24,857	243,774
Hansteen Holdings PLC	45,793	77,658
Hargreaves Lansdown PLC	10,254	162,982
Hays PLC	62,515	123,318

Security	Shares	Value

Henderson Group PLC	43,175	$145,607
Highland Gold Mining Ltd.	24,399	14,833
Hikma Pharmaceuticals PLC	6,267	189,998
Hiscox Ltd.[b]	12,013	130,881
Hochschild Mining PLC[a]	9,327	14,765
Home Retail Group PLC	35,395	103,797
Homeserve PLC	14,990	82,737
Howden Joinery Group PLC	26,431	144,744
HSBC Holdings PLC	803,161	8,217,168
Hunting PLC	8,944	105,243
ICAP PLC	22,287	149,255
IG Group Holdings PLC	15,444	148,496
Imagination Technologies Group PLC[a,b]	9,734	29,628
IMI PLC	10,469	204,671
Imperial Tobacco Group PLC	39,063	1,694,237
Inchcape PLC	17,242	191,713
Informa PLC	25,182	193,782
Inmarsat PLC	15,580	170,741
InterContinental Hotels Group PLC	9,110	345,273
Intermediate Capital Group PLC	16,781	110,100
International Personal Finance PLC	10,585	82,267
Interserve PLC	8,280	83,918
Intertek Group PLC	5,871	255,670
Intu Properties PLC	28,393	154,625
Investec PLC	20,737	189,767
ITE Group PLC	13,696	37,304
ITV PLC	158,989	516,348
J Sainsbury PLC	46,789	183,770
Jardine Lloyd Thompson Group PLC	5,442	82,928
JD Wetherspoon PLC	5,215	70,292
John Menzies PLC	8,202	64,987
John Wood Group PLC	16,631	176,139
Johnson Matthey PLC	8,040	382,539
Jupiter Fund Management PLC	15,275	87,389
KAZ Minerals PLC[a,b]	12,872	47,406
Kcom Group PLC	51,198	76,175
Keller Group PLC	4,613	61,550
Kier Group PLC	3,820	91,060
Kingfisher PLC	94,260	456,175
Ladbrokes PLC	38,028	71,851
Laird PLC	13,953	70,316
Lancashire Holdings Ltd.[b]	11,424	122,271
Land Securities Group PLC	29,999	531,292
Legal & General Group PLC	238,793	882,496
Lloyds Banking Group PLC[a]	2,326,942	2,871,362
London Stock Exchange Group PLC	8,751	282,106
LondonMetric Property PLC	37,209	87,745
Lonmin PLC[a,b]	21,748	60,749
Majestic Wine PLC[b]	10,858	65,620
Man Group PLC	124,261	246,113
Marks & Spencer Group PLC	62,834	408,835
Marston’s PLC	37,033	89,345
Mears Group PLC	13,649	96,517
Meggitt PLC	31,291	225,825
Melrose Industries PLC	44,624	182,834
Michael Page International PLC	16,264	101,087
Micro Focus International PLC	7,684	121,949
Millennium & Copthorne Hotels PLC	3,886	35,313
Mitchells & Butlers PLC[a]	11,699	71,123
Mitie Group PLC	21,422	103,124
Mondi PLC	14,146	238,309
Moneysupermarket.com Group PLC	24,135	77,225
Monitise PLC[a,b]	76,606	39,831
Morgan Advanced Materials PLC	20,705	93,578

68

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

Morgan Sindall Group PLC	4,760	$52,469
N Brown Group PLC	8,468	45,411
National Express Group PLC	19,568	77,952
National Grid PLC	147,202	2,180,739
Next PLC	6,299	649,492
Northgate PLC	9,286	72,795
Ocado Group PLC[a,b]	20,556	81,789
Old Mutual PLC	193,193	598,069
Ophir Energy PLC[a,b]	22,346	66,245
Optimal Payments PLC[a]	8,045	56,728
Oxford Instruments PLC	2,603	44,976
Pace PLC	15,447	85,630
Paragon Group of Companies PLC (The)	14,883	85,956
Pearson PLC	33,771	632,133
Pennon Group PLC	16,129	215,076
Persimmon PLC	12,692	297,066
Petra Diamonds Ltd.[a]	15,387	40,864
Petrofac Ltd.	10,715	181,709
Phoenix Group Holdings[b]	8,598	103,579
Playtech Ltd.	8,161	92,178
Premier Farnell PLC	30,537	92,433
Premier Oil PLC	27,992	115,495
Primary Health Properties PLC	11,957	67,431
Provident Financial PLC	5,907	200,630
Prudential PLC	103,794	2,395,339
QinetiQ Group PLC	32,335	104,445
Quindell PLC[b]	21,455	45,995
Quintain Estates and Development PLC[a]	54,352	71,303
Randgold Resources Ltd.	3,522	207,243
Reckitt Benckiser Group PLC	26,418	2,218,903
Redrow PLC	12,488	57,719
Reed Elsevier PLC	45,449	746,747
Regus PLC	31,694	100,042
Renishaw PLC	1,204	34,248
Rentokil Initial PLC	73,354	144,582
Restaurant Group PLC (The)	10,570	114,399
Rexam PLC	25,820	196,627
Rightmove PLC	4,749	160,311
Rio Tinto PLC	51,829	2,463,925
Rockhopper Exploration PLC[a,b]	23,721	27,893
Rolls-Royce Holdings PLC	77,154	1,040,555
Rotork PLC	3,240	132,439
Royal Bank of Scotland Group PLC[a]	101,722	631,431
Royal Dutch Shell PLC Class A	162,715	5,819,441
Royal Dutch Shell PLC Class B	101,650	3,760,695
Royal Mail PLC	26,595	187,722
RPC Group PLC	9,281	80,848
RPS Group PLC	15,137	56,764
RSA Insurance Group PLC[a]	40,547	313,512
SABMiller PLC	39,285	2,215,465
Sage Group PLC (The)	43,112	260,510
Salamander Energy PLC[a]	18,734	31,770
Savills PLC	8,027	82,702
Schroders PLC	4,298	165,784
SDL PLC[a]	7,554	47,555
SEGRO PLC	25,626	155,873
Senior PLC	23,307	99,745
Serco Group PLC	23,450	111,687
Severn Trent PLC	9,370	299,212
Shaftesbury PLC	10,170	116,497
Shanks Group PLC	48,361	75,243
Shire PLC	24,378	1,623,617
SIG PLC	31,405	73,556
Smith & Nephew PLC	36,519	617,551

Security	Shares	Value

Smiths Group PLC	15,508	$289,042
SOCO International PLC	10,017	52,644
Spectris PLC	4,722	136,132
Spirax-Sarco Engineering PLC	3,193	145,587
Spirent Communications PLC	37,472	44,992
Spirit Pub Co. PLC	61,512	104,561
Sports Direct International PLC[a]	10,279	105,987
SSE PLC	38,784	992,156
St James’s Place PLC	20,544	244,861
St. Modwen Properties PLC	11,163	64,757
Stagecoach Group PLC	25,869	160,166
Standard Chartered PLC	100,240	1,506,826
Standard Life PLC	96,479	607,683
Stobart Group Ltd.	17,873	28,380
Synergy Health PLC	3,670	109,679
Synthomer PLC	23,717	77,139
TalkTalk Telecom Group PLC	20,294	97,434
Tate & Lyle PLC	18,660	180,910
Taylor Wimpey PLC	139,476	264,198
Telecity Group PLC	9,116	112,371
Telecom plus PLC	3,750	84,712
Tesco PLC	333,572	926,442
Thomas Cook Group PLC[a]	63,308	125,794
Travis Perkins PLC	9,497	251,001
Trinity Mirror PLC[a]	15,552	40,805
TUI Travel PLC	17,140	109,302
Tullett Prebon PLC	12,964	58,924
Tullow Oil PLC	37,362	290,380
UBM PLC	10,580	96,311
UDG Healthcare PLC	18,039	95,006
Ultra Electronics Holdings PLC	3,877	108,236
Unilever PLC	51,471	2,070,174
UNITE Group PLC (The)	13,162	89,914
United Utilities Group PLC	26,819	366,635
Vectura Group PLC[a]	20,278	38,443
Vedanta Resources PLC	3,986	52,419
Vesuvius PLC	12,167	82,961
Victrex PLC	3,179	86,155
Vodafone Group PLC	1,077,205	3,572,536
W.S. Atkins PLC	5,133	111,437
Weir Group PLC (The)	8,655	316,120
WH Smith PLC	5,583	100,485
Whitbread PLC	7,266	507,293
William Hill PLC	34,263	197,610
Wm Morrison Supermarkets PLC	82,325	203,883
Wolseley PLC	10,124	537,250
Workspace Group PLC	9,412	98,854
WPP PLC	52,839	1,029,629
Xaar PLC	6,496	28,891
Xchanging PLC	22,506	68,412
Xcite Energy Ltd.[a,b]	33,878	24,932

		127,327,736

TOTAL COMMON STOCKS (Cost: $846,486,680)		837,337,601

69

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 0.51%

RUSSIA — 0.51%
iShares MSCI Russia Capped ETF[e]	263,039	$4,440,098

		4,440,098

TOTAL INVESTMENT COMPANIES (Cost: $5,436,114)		4,440,098

PREFERRED STOCKS — 1.39%

BRAZIL — 0.82%
AES Tiete SA	5,200	39,655
Banco Bradesco SA	86,260	1,312,121
Banco do Estado do Rio Grande do Sul SA Class B	9,300	56,101
Banco Pan SA	20,940	24,581
Bradespar SA	9,500	64,819
Braskem SA Class A	5,600	41,382
Centrais Eletricas Brasileiras SA Class B	7,600	29,056
Companhia Brasileira de Distribuicao	5,800	245,621
Companhia Energetica de Minas Gerais	32,502	188,511
Companhia Energetica de Sao Paulo Class B	9,400	93,600
Companhia Paranaense de Energia Class B	4,600	64,891
Gerdau SA	37,800	170,862
GOL Linhas Aereas Inteligentes SA	5,300	27,694
Itau Unibanco Holding SA	115,556	1,730,903
Itausa — Investimentos Itau SA	135,355	545,624
Lojas Americanas SA	24,300	144,803
Marcopolo SA	27,300	47,179
Metalurgica Gerdau SA	11,100	60,625
Oi SA	90,700	48,059
Petroleo Brasileiro SA	175,400	1,092,385
Randon SA Implementos e Participacoes	8,725	22,191
Suzano Papel e Celulose SA Class A	16,700	71,198
Telefonica Brasil SA	11,400	235,160
Usinas Siderurgicas de Minas Gerais SA Class A	13,800	32,061
Vale SA Class A	79,575	698,951

		7,088,033
CHILE — 0.02%
Embotelladora Andina SA Class B	9,388	29,744
Sociedad Quimica y Minera de Chile SA Series B	3,946	91,691

		121,435
COLOMBIA — 0.04%
Banco Davivienda SA	3,995	59,515
Bancolombia SA	15,155	212,681
Grupo Argos SA	3,677	40,504
Grupo Aval Acciones y Valores SA	61,122	41,376
Grupo de Inversiones Suramericana SA	1,206	24,275

		378,351
GERMANY — 0.37%
Bayerische Motoren Werke AG	2,183	174,662
Draegerwerk AG & Co. KGaA[b]	713	69,366
Fuchs Petrolub SE	3,077	119,279

Security	Shares	Value

Henkel AG & Co. KGaA	7,377	$728,136
Jungheinrich AG	1,108	62,470
Porsche Automobil Holding SE	6,386	522,707
Sartorius AG	504	54,937
Volkswagen AG	6,650	1,416,821

		3,148,378
ITALY — 0.01%
Unipol Gruppo Finanziario SpA	14,907	66,303

		66,303
SOUTH KOREA — 0.13%
Hyundai Motor Co. Ltd.	1,330	153,692
Hyundai Motor Co. Ltd. Series 2	1,574	188,515
Samsung Electronics Co. Ltd.	861	793,545

		1,135,752
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	6,720,210	10,751

		10,751

TOTAL PREFERRED STOCKS (Cost: $12,908,052)		11,949,003

RIGHTS — 0.02%

BRAZIL — 0.00%
Banco Pan SAa	1,097	9
Prumo Logistica SAa	20,171	164

		173
FRANCE — 0.01%
Numericable Group SAa,b	1,680	49,801

		49,801
HONG KONG — 0.00%
Agile Property Holdings Ltd.[a]	10,250	674
China Taiping Insurance Holdings Co. Ltd.[a]	8,568	5,248

		5,922
SPAIN — 0.01%
Banco Santander SAa	476,635	90,771

		90,771

TOTAL RIGHTS (Cost: $137,543)		146,667

SHORT-TERM INVESTMENTS — 1.51%

MONEY MARKET FUNDS — 1.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	10,229,056	10,229,056

70

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	591,632	$591,632
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	2,219,789	2,219,789

		13,040,477

TOTAL SHORT-TERM INVESTMENTS (Cost: $13,040,477)		13,040,477

TOTAL INVESTMENTS IN SECURITIES — 100.77% (Cost: $878,008,866)		866,913,846
Other Assets, Less Liabilities — (0.77)%		(6,664,672)

NET ASSETS — 100.00%		$860,249,174

CPO  —  Certificates of Participation (Ordinary)

FDR  —  Fiduciary Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note1.

Open futures contracts as of October 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-Mini	28	Dec. 2014	NYSE LIFFE	$1,419,040	$(55,590)
MSCI EAFE E-Mini	50	Dec. 2014	NYSE LIFFE	4,590,000	(106,575)

Net Unrealized Depreciation					$(162,165)

See accompanying notes to schedules of investments.

71

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.07%

EXCHANGE-TRADED FUNDS — 99.07%
iShares MSCI EAFE ETF[a]	58,855	$3,763,777

		3,763,777

TOTAL INVESTMENT COMPANIES
(Cost: $3,711,113)		3,763,777
TOTAL INVESTMENTS IN SECURITIES — 99.07%
(Cost: $3,711,113)		3,763,777
Other Assets, Less Liabilities — 0.93%		35,394

NET ASSETS — 100.00%		$3,799,171

[a]	Affiliated issuer. See Note 2.

Forward currency contracts as of October 31, 2014 were as follows:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CHF	324,000	USD	341,003	11/7/2014	CITI	$4,249
DKK	340,000	USD	58,008	11/7/2014	CITI	762
EUR	881,000	USD	1,119,001	11/7/2014	CITI	14,955
GBP	488,000	USD	790,247	11/7/2014	CITI	9,612
ILS	76,000	USD	20,521	11/7/2014	CITI	523
JPY	84,830,000	USD	781,303	11/7/2014	CITI	26,072
NOK	198,000	USD	30,476	11/7/2014	CITI	1,124
NZD	2,000	USD	1,589	11/7/2014	CITI	31
SEK	809,000	USD	111,699	11/7/2014	CITI	2,140
SGD	70,000	USD	54,996	11/7/2014	CITI	509
USD	3,487	AUD	4,000	11/7/2014	CITI	33
USD	113,724	HKD	882,000	11/7/2014	CITI	7
AUD	325,000	USD	285,782	12/3/2014	CITI	357
CHF	324,000	USD	339,017	12/3/2014	CITI	2,197
DKK	338,000	USD	57,268	12/3/2014	CITI	352
EUR	879,000	USD	1,108,620	12/3/2014	CITI	6,897
GBP	485,000	USD	776,383	12/3/2014	CITI	711
ILS	77,000	USD	20,425	12/3/2014	CITI	162
JPY	84,320,000	USD	774,003	12/3/2014	CITI	23,167
NOK	197,000	USD	29,264	12/3/2014	CITI	86
NZD	6,000	USD	6,680	12/3/2014	CITI	16
SEK	809,000	USD	110,133	12/3/2014	CITI	567
SGD	70,000	USD	54,792	12/3/2014	CITI	314
USD	1,039	CHF	1,000	12/3/2014	CITI	—
USD	168	DKK	1,000	12/3/2014	CITI	—
USD	30,075	EUR	24,000	12/3/2014	CITI	6
USD	740	NOK	5,000	12/3/2014	CITI	1
USD	778	SGD	1,000	12/3/2014	CITI	1

						94,851

	Currency to be Delivered		Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	329,000	USD	287,265	11/7/2014	CITI	$(2,194)
HKD	882,000	USD	113,609	11/7/2014	CITI	(122)
NZD	4,000	USD	3,097	11/7/2014	CITI	(20)
USD	286,315	AUD	325,000	11/7/2014	CITI	(375)
USD	338,958	CHF	324,000	11/7/2014	CITI	(2,205)
USD	57,599	DKK	340,000	11/7/2014	CITI	(355)
USD	1,110,973	EUR	881,000	11/7/2014	CITI	(6,926)
USD	781,410	GBP	488,000	11/7/2014	CITI	(775)
USD	20,162	ILS	76,000	11/7/2014	CITI	(164)
USD	778,542	JPY	84,830,000	11/7/2014	CITI	(23,312)
USD	29,446	NOK	198,000	11/7/2014	CITI	(93)
USD	4,692	NZD	6,000	11/7/2014	CITI	(17)
USD	110,128	SEK	809,000	11/7/2014	CITI	(568)
USD	54,800	SGD	70,000	11/7/2014	CITI	(314)
AUD	9,000	USD	7,895	12/3/2014	CITI	(9)
HKD	898,000	USD	115,795	12/3/2014	CITI	(3)
SEK	16,000	USD	2,162	12/3/2014	CITI	(5)
USD	9,597	GBP	6,000	12/3/2014	CITI	(1)
USD	9,806	JPY	1,099,000	12/3/2014	CITI	(19)

						(37,477)

		Net Unrealized Appreciation				$57,374

Counterparties:

CITI — Citibank N.A.

Currency abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See accompanying notes to schedules of investments.

72

Schedule of Investments  (Unaudited)

iSHARES® FTSE CHINA ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 0.24%
AviChina Industry & Technology Co. Ltd. Class H	96,000	$73,035

		73,035
AIR FREIGHT & LOGISTICS — 0.19%
Sinotrans Ltd. Class H	72,000	57,097

		57,097
AIRLINES — 0.32%
Air China Ltd. Class H	72,000	46,606
China Eastern Airlines Corp. Ltd. Class Ha	60,000	22,823
China Southern Airlines Co. Ltd. Class H	73,000	25,604

		95,033
AUTOMOBILES — 2.94%
Brilliance China Automotive Holdings Ltd.	108,000	186,610
BYD Co. Ltd. Class Hb	27,000	171,292
Dongfeng Motor Group Co. Ltd. Class H	120,000	185,372
Geely Automobile Holdings Ltd.	180,000	80,539
Great Wall Motor Co. Ltd. Class H	42,000	184,135
Guangzhou Automobile Group Co. Ltd. Class H	84,415	75,106

		883,054
BEVERAGES — 0.29%
Tsingtao Brewery Co. Ltd. Class H	12,000	88,663

		88,663
CAPITAL MARKETS — 1.18%
China Cinda Asset Management Co. Ltd.[a]	126,000	59,627
China Everbright Ltd.	36,000	70,002
China Galaxy Securities Co. Ltd. Class H	45,000	35,860
CITIC Securities Co. Ltd. Class H	36,000	89,777
Haitong Securities Co. Ltd. Class H	57,600	98,783

		354,049
CHEMICALS — 0.33%
China BlueChemical Ltd. Class H	72,000	25,532
Sinofert Holdings Ltd.[a]	72,000	10,955
Sinopec Shanghai Petrochemical Co. Ltd. Class H	132,000	41,020
Tianhe Chemicals Group Ltd.[a,c]	120,000	20,889

		98,396
COMMERCIAL BANKS — 23.52%
Agricultural Bank of China Ltd. Class H	1,026,000	476,274
Bank of China Ltd. Class H	2,976,000	1,423,685
Bank of Communications Co. Ltd. Class H	318,500	238,612
China CITIC Bank Corp. Ltd. Class H	300,200	195,483
China Construction Bank Corp. Class H	2,850,680	2,124,630
China Everbright Bank Co. Ltd.	132,000	64,679
China Merchants Bank Co. Ltd. Class H	180,383	334,008

Security	Shares	Value

China Minsheng Banking Corp. Ltd. Class H	243,400	$243,864
Chongqing Rural Commercial Bank Co. Ltd. Class H	108,000	51,945
Huishang Bank Corp. Ltd. Class H	60,000	25,686
Industrial and Commercial Bank of China Ltd. Class H	2,844,795	1,881,808

		7,060,674
COMMERCIAL SERVICES & SUPPLIES — 0.50%
China Everbright International Ltd.[b]	102,000	140,732
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	12,000	8,541

		149,273
COMMUNICATIONS EQUIPMENT — 0.20%
ZTE Corp. Class Hb	25,232	61,167

		61,167
COMPUTERS & PERIPHERALS — 1.18%
Lenovo Group Ltd.	240,000	353,414

		353,414
CONSTRUCTION & ENGINEERING — 1.60%
China Communications Construction Co. Ltd. Class H	174,000	133,498
China Machinery Engineering Corp. Class H	18,000	10,212
China Railway Construction Corp. Ltd. Class H	75,000	78,721
China Railway Group Ltd. Class H	150,000	92,454
China State Construction International Holdings Ltd.	60,000	92,686
Metallurgical Corp. of China Ltd. Class H	114,000	31,311
Sinopec Engineering Group Co. Ltd.	42,000	40,618

		479,500
CONSTRUCTION MATERIALS — 1.20%
Anhui Conch Cement Co. Ltd. Class Hb	48,000	157,211
BBMG Corp. Class H	45,000	31,798
China National Building Material Co. Ltd. Class H	120,000	111,254
China National Materials Co. Ltd. Class H	54,000	12,255
China Resources Cement Holdings Ltd.[b]	72,000	48,927

		361,445
DIVERSIFIED FINANCIAL SERVICES — 0.19%
Far East Horizon Ltd.	60,000	55,705

		55,705
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.40%
China Communications Services Corp. Ltd. Class H	97,200	45,622
China Telecom Corp. Ltd. Class H	636,000	405,127
China Unicom (Hong Kong) Ltd.	180,128	270,824

		721,573
ELECTRICAL EQUIPMENT — 0.71%
Dongfang Electric Corp. Ltd. Class H	14,400	24,362
Harbin Electric Co. Ltd. Class H	24,000	14,483
Shanghai Electric Group Co. Ltd. Class H	108,000	54,033
Xinjiang Goldwind Science & Technology Co. Ltd. Class Hb	16,800	30,285
Zhuzhou CSR Times Electric Co. Ltd. Class H	21,000	90,307

		213,470

73

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

October 31, 2014

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.23%
Kingboard Chemical Holdings Co. Ltd.	27,100	$53,325
Kingboard Laminates Holdings Ltd.	42,000	17,114

		70,439
ENERGY EQUIPMENT & SERVICES — 0.50%
China Oilfield Services Ltd. Class H	72,000	150,217

		150,217
FOOD & STAPLES RETAILING — 0.46%
China Resources Enterprise Ltd.[b]	48,000	114,132
Lianhua Supermarket Holdings Co. Ltd. Class Ha	18,600	9,234
Wumart Stores Inc. Class H	18,000	15,574

		138,940
FOOD PRODUCTS — 0.47%
Biostime International Holdings Ltd.[b]	6,000	13,586
China Agri-Industries Holdings Ltd.[b]	84,300	32,175
China Foods Ltd.[a]	24,000	8,975
China Huishan Dairy Holdings Co. Ltd.[b]	282,000	63,271
China Yurun Food Group Ltd.[a,b]	54,000	23,117

		141,124
GAS UTILITIES — 1.10%
China Gas Holdings Ltd.	60,000	107,386
China Resources Gas Group Ltd.	24,000	68,548
ENN Energy Holdings Ltd.	24,000	155,663

		331,597
HEALTH CARE EQUIPMENT & SUPPLIES — 0.24%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	72,000	72,602

		72,602
HEALTH CARE PROVIDERS & SERVICES — 0.69%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	22,800	57,094
Sinopharm Group Co. Ltd. Class H	38,400	150,031

		207,125
HOUSEHOLD DURABLES — 0.27%
Haier Electronics Group Co. Ltd.	30,000	81,042

		81,042
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 2.42%
Beijing Jingneng Clean Energy Co. Ltd.	60,000	26,924
China Longyuan Power Group Corp. Ltd. Class H	132,000	140,933
China Resources Power Holdings Co. Ltd.	73,600	214,009
Datang International Power Generation Co. Ltd. Class H	120,000	62,977
Huadian Fuxin Energy Corp. Ltd.	72,000	41,407
Huadian Power International Corp. Ltd. Class H	60,000	45,801
Huaneng Power International Inc. Class H	120,000	147,308
Huaneng Renewables Corp. Class Hb	132,000	47,488

		726,847

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 2.02%
Beijing Enterprises Holdings Ltd.	21,000	$171,408
CITIC Ltd.	216,000	378,234
Shanghai Industrial Holdings Ltd.	18,000	55,472

		605,114
INSURANCE — 7.60%
China Life Insurance Co. Ltd. Class H	294,000	879,513
China Pacific Insurance (Group) Co. Ltd. Class H	87,600	327,574
China Taiping Insurance Holdings Co. Ltd.[a]	32,400	69,519
New China Life Insurance Co. Ltd. Class H	28,200	105,452
People’s Insurance Co. Group of China Ltd. Class H	150,000	64,795
PICC Property and Casualty Co. Ltd. Class H	121,200	222,233
Ping An Insurance (Group) Co. of China Ltd. Class H	75,000	612,654

		2,281,740
INTERNET SOFTWARE & SERVICES — 9.62%
Tencent Holdings Ltd.	181,200	2,887,910

		2,887,910
IT SERVICES — 0.15%
Travelsky Technology Ltd. Class H	42,000	43,867

		43,867
MACHINERY — 1.21%
China Conch Venture Holdings Ltd.	9,000	18,870
China International Marine Containers (Group) Co. Ltd. Class H	23,400	54,614
CIMC Enric Holdings Ltd.[b]	24,000	24,108
CSR Corp Ltd. Class H	72,000	73,251
Guangzhou Shipyard International Co. Ltd. Class H	12,600	22,303
Haitian International Holdings Ltd.[b]	24,000	51,496
Sany Heavy Equipment International Holdings Co. Ltd.[a]	42,000	9,315
Sinotruk (Hong Kong) Ltd.	27,000	13,996
Weichai Power Co. Ltd. Class H	18,680	71,659
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	51,700	24,866

		364,478
MARINE — 0.40%
China COSCO Holdings Co. Ltd. Class Ha,b	102,000	45,771
China Shipping Container Lines Co. Ltd. Class Ha	150,000	42,745
China Shipping Development Co. Ltd. Class Ha	48,000	31,566

		120,082
METALS & MINING — 1.51%
Aluminum Corp. of China Ltd. Class Ha,b	156,000	69,197
Angang Steel Co. Ltd. Class H	48,000	35,342
China Hongqiao Group Ltd.	36,000	27,713
China Molybdenum Co. Ltd. Class Hb	54,000	32,169
China Zhongwang Holdings Ltd.	55,200	29,112
Fosun International Ltd.	57,000	67,546
Jiangxi Copper Co. Ltd. Class H	54,000	95,951
Maanshan Iron & Steel Co. Ltd. Class Ha	60,000	15,628
Zhaojin Mining Industry Co. Ltd. Class H	33,000	17,532
Zijin Mining Group Co. Ltd. Class H	241,000	61,841

		452,031

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA ETF

October 31, 2014

Security	Shares	Value

MULTILINE RETAIL — 0.10%
Golden Eagle Retail Group Ltd.[b]	24,000	$29,400

		29,400
OIL, GAS & CONSUMABLE FUELS — 11.96%
China Coal Energy Co. Class Hb	162,000	99,224
China Petroleum & Chemical Corp. Class H	1,008,000	873,447
China Shenhua Energy Co. Ltd. Class H	135,000	380,358
CNOOC Ltd.	636,000	998,876
Kunlun Energy Co. Ltd.	108,000	143,161
PetroChina Co. Ltd. Class H	828,000	1,036,708
Yanzhou Coal Mining Co. Ltd. Class H	72,000	60,532

		3,592,306
PAPER & FOREST PRODUCTS — 0.28%
Lee & Man Paper Manufacturing Ltd.	54,000	29,662
Nine Dragons Paper (Holdings) Ltd.[b]	60,000	46,498
Shandong Chenming Paper Holdings Ltd. Class H	15,000	6,944

		83,104
PERSONAL PRODUCTS — 1.05%
Hengan International Group Co. Ltd.	30,000	316,239

		316,239
PHARMACEUTICALS — 1.43%
CSPC Pharmaceutical Group Ltd.	108,000	99,432
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	12,000	41,005
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	15,000	53,964
Sihuan Pharmaceutical Holdings Group Ltd.	144,000	114,937
Sino Biopharmaceutical Ltd.	120,000	120,848

		430,186
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.13%
Agile Property Holdings Ltd.[b]	60,000	33,810
Beijing North Star Co. Ltd. Class H	24,000	7,242
China Overseas Land & Investment Ltd.	157,040	455,617
China Resources Land Ltd.	72,000	171,199
China South City Holdings Ltd.	84,000	38,018
China Vanke Co. Ltd.[a]	52,813	98,473
Country Garden Holdings Co. Ltd.	185,600	72,994
Evergrande Real Estate Group Ltd.[b]	234,000	89,916
Franshion Properties (China) Ltd.	144,000	33,980
Greentown China Holdings Ltd.	30,000	31,218
Guangzhou R&F Properties Co. Ltd. Class H	38,400	41,840
Hopson Development Holdings Ltd.[a]	24,000	21,322
KWG Property Holdings Ltd.	48,000	33,299
Longfor Properties Co. Ltd.	54,000	62,598
Poly Property Group Co. Ltd.	72,000	27,852
Renhe Commercial Holdings Co. Ltd.[a]	444,000	17,748
Shenzhen Investment Ltd.	84,000	24,262
Shimao Property Holdings Ltd.	48,000	103,239
Sino-Ocean Land Holdings Ltd.	144,000	82,257
SOHO China Ltd.	63,000	46,223
Yuexiu Property Co. Ltd.	253,794	46,798

		1,539,905

Security	Shares	Value

ROAD & RAIL — 0.09%
Guangshen Railway Co. Ltd. Class H	60,000	$25,763

		25,763
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.80%
GCL-Poly Energy Holdings Ltd.[a],b	414,000	139,865
Hanergy Thin Film Power Group Ltd.[b]	444,000	101,336

		241,201
SOFTWARE — 0.24%
Kingsoft Corp. Ltd.	30,000	70,791

		70,791
SPECIALTY RETAIL — 1.19%
Belle International Holdings Ltd.	204,000	259,629
GOME Electrical Appliances Holdings Ltd.	462,000	72,679
Zhongsheng Group Holdings Ltd.[b]	24,000	24,665

		356,973
TEXTILES, APPAREL & LUXURY GOODS — 0.71%
Anta Sports Products Ltd.	36,000	70,559
Bosideng International Holdings Ltd.	120,000	17,794
China Dongxiang Group Co. Ltd.	114,000	20,874
Li Ning Co. Ltd.[a,b]	39,000	20,669
Shenzhou International Group Holdings Ltd.	24,000	82,783

		212,679
TRADING COMPANIES & DISTRIBUTORS — 0.04%
CITIC Resources Holdings Ltd.[a]	84,800	11,809

		11,809
TRANSPORTATION INFRASTRUCTURE — 1.62%
Anhui Expressway Co. Ltd. Class H	24,000	14,607
Beijing Capital International Airport Co. Ltd. Class H	60,000	44,022
China Merchants Holdings (International) Co. Ltd.	48,000	151,640
COSCO Pacific Ltd.	60,000	78,915
Jiangsu Expressway Co. Ltd. Class H	48,000	53,600
Shenzhen Expressway Co. Ltd. Class H	24,000	15,350
Shenzhen International Holdings Ltd.[b]	33,000	52,424
Sichuan Expressway Co. Ltd. Class H	36,000	13,926
Zhejiang Expressway Co. Ltd. Class H	60,000	60,502

		484,986
WATER UTILITIES — 0.74%
Beijing Enterprises Water Group Ltd.[b]	156,000	111,641
Guangdong Investment Ltd.	84,000	110,481

		222,122

75

Schedule of Investments  (Unaudited) (Continued)

ISHARES® FTSE CHINA ETF

October 31, 2014

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 8.58%
China Mobile Ltd.	207,000	$2,575,756

		2,575,756

TOTAL COMMON STOCKS (Cost: $27,377,018)		29,973,923

RIGHTS — 0.02%

INSURANCE — 0.02%
China Taiping Insurance Holdings Co. Ltd.[a]	6,804	4,168

		4,168
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.00%
Agile Property Holdings Ltd.[a,b]	7,500	493

		493

TOTAL RIGHTS (Cost: $0)		4,661

SHORT-TERM INVESTMENTS — 5.42%

MONEY MARKET FUNDS — 5.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	1,521,881	1,521,881
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	88,023	88,023
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	18,831	18,831

		1,628,735

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,628,735)		1,628,735

TOTAL INVESTMENTS IN SECURITIES — 105.28% (Cost: $29,005,753)		31,607,319
Other Assets, Less Liabilities — (5.28)%		(1,584,154)

NET ASSETS — 100.00%		$30,023,165

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® GROWTH ALLOCATION ETF

October 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.94%

DOMESTIC EQUITY — 42.96%
iShares Core S&P 500 ETF[a]	486,406	$98,735,554
iShares Core S&P Mid-Cap ETF[a]	178,058	25,209,452
iShares Core S&P Small-Cap ETF[a]	170,598	19,023,383

		142,968,389
DOMESTIC FIXED INCOME — 34.51%
iShares Core U.S. Aggregate Bond ETF[a]	687,408	75,669,873
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	171,339	15,853,998
iShares Short Treasury Bond ETF[a,b]	141,142	15,563,728
iShares TIPS Bond ETF[a,b]	68,454	7,740,778

		114,828,377
DOMESTIC REAL ESTATE — 3.44%
iShares Cohen & Steers REIT ETF[a,b]	122,367	11,460,893

		11,460,893
INTERNATIONAL EQUITY — 19.03%
iShares MSCI EAFE ETF[a]	705,385	45,109,371
iShares MSCI Emerging Markets ETF[a]	432,402	18,225,744

		63,335,115

TOTAL INVESTMENT COMPANIES (Cost: $296,935,804)		332,592,774

SHORT-TERM INVESTMENTS — 5.32%

MONEY MARKET FUNDS — 5.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[a,c,d]	16,536,905	16,536,905
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[a,c,d]	956,468	956,468

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	204,770	$204,770

		17,698,143

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,698,143)		17,698,143

TOTAL INVESTMENTS IN SECURITIES — 105.26% (Cost: $314,633,947)		350,290,917
Other Assets, Less Liabilities — (5.26)%		(17,500,491)

NET ASSETS — 100.00%		$332,790,426

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

77

Schedule of Investments  (Unaudited)

iSHARES® MODERATE ALLOCATION ETF

October 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 99.92%

DOMESTIC EQUITY — 27.88%
iShares Core S&P 500 ETF[a]	247,003	$50,139,139
iShares Core S&P Mid-Cap ETF[a]	65,659	9,296,001
iShares Core S&P Small-Cap ETF[a]	133,137	14,846,107

		74,281,247
DOMESTIC FIXED INCOME — 52.86%
iShares Core U.S. Aggregate Bond ETF[a]	673,022	74,086,262
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	179,852	16,641,706
iShares Short Treasury Bond ETF[a,b]	370,644	40,870,914
iShares TIPS Bond ETF[a]	81,989	9,271,316

		140,870,198
DOMESTIC REAL ESTATE — 1.67%
iShares Cohen & Steers REIT ETF[a,b]	47,514	4,450,161

		4,450,161
INTERNATIONAL EQUITY — 17.51%
iShares MSCI EAFE ETF[a,b]	545,366	34,876,156
iShares MSCI Emerging Markets ETF[a]	279,775	11,792,516

		46,668,672

TOTAL INVESTMENT COMPANIES
(Cost: $246,310,026)		266,270,278

SHORT-TERM INVESTMENTS — 21.23%

MONEY MARKET FUNDS — 21.23%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.13%[a,c,d]	53,294,556	53,294,556
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[a,c,d]	3,082,472	3,082,472

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[a,c]	185,666	$185,666

		56,562,694

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,562,694)		56,562,694

TOTAL INVESTMENTS IN SECURITIES — 121.15%
(Cost: $302,872,720)		322,832,972
Other Assets, Less Liabilities — (21.15)%		(56,366,571)

NET ASSETS — 100.00%		$266,466,401

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

78

Schedule of Investments  (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

October 31, 2014

Security	Shares	Value

INVESTMENT COMPANIES — 100.00%

DOMESTIC EQUITY — 12.11%
iShares Core High Dividend ETF[a]	337,568	$25,867,836

		25,867,836
DOMESTIC FIXED INCOME — 50.66%
iShares 10+ Year Credit Bond ETF[a]	177,760	10,806,919
iShares 10-20 Year Treasury Bond ETF[a,b]	82,478	10,922,562
iShares 20+ Year Treasury Bond ETF[a,b]	277,226	33,059,201
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	460,591	42,618,485
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	90,495	10,799,673

		108,206,840
DOMESTIC REAL ESTATE — 14.74%
iShares Mortgage Real Estate Capped ETF[a,b]	2,544,306	31,473,065

		31,473,065
FOREIGN EQUITY — 4.91%
iShares International Developed Real Estate ETF[a]	335,128	10,492,857

		10,492,857
INTERNATIONAL EQUITY — 7.84%
iShares International Select Dividend ETF[a,b]	464,349	16,753,712

		16,753,712
INTERNATIONAL FIXED INCOME — 9.74%
iShares Emerging Markets Local Currency Bond ETF[a,b]	428,565	20,806,831

		20,806,831

TOTAL INVESTMENT COMPANIES
(Cost: $215,460,506)		213,601,141

SHORT-TERM INVESTMENTS — 26.20%

MONEY MARKET FUNDS — 26.20%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.13%[a,c,d]	52,905,123	52,905,123
BlackRock Cash Funds: Prime, SL Agency Shares 0.11%[a,c,d]	3,059,947	3,059,947

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares 0.00%[a,c]	10,311	$10,311

		55,975,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,975,381)		55,975,381

TOTAL INVESTMENTS IN SECURITIES — 126.20%
(Cost: $271,435,887)		269,576,522
Other Assets, Less Liabilities — (26.20)%		(55,965,507)

NET ASSETS — 100.00%		$213,611,015

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

79

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.94%

AUSTRALIA — 2.75%
ALS Ltd.	222,258	$1,099,904
Alumina Ltd.[a]	735,658	1,054,029
Amcor Ltd.	109,127	1,124,214
AMP Ltd.	839,250	4,315,551
APA Group	106,780	738,676
Asciano Ltd.	123,204	679,018
ASX Ltd.	153,689	4,861,986
Aurizon Holdings Ltd.	111,838	460,070
AusNet Services	649,808	785,375
Australia and New Zealand Banking Group Ltd.	433,466	12,764,061
Bendigo and Adelaide Bank Ltd.	59,042	644,572
BHP Billiton Ltd.	585,165	17,467,673
Boral Ltd.	153,426	668,913
Brambles Ltd.	663,985	5,562,118
Coca-Cola Amatil Ltd.	165,790	1,333,425
Commonwealth Bank of Australia	291,678	20,633,870
CSL Ltd.	115,772	8,160,425
Dexus Property Group	635,622	676,041
Federation Centres	396,210	947,291
Fortescue Metals Group Ltd.	469,832	1,445,439
Goodman Group	262,454	1,278,062
GPT Group (The)	192,812	698,265
Incitec Pivot Ltd.	482,196	1,233,405
James Hardie Industries SE	106,780	1,128,193
Lend Lease Group	56,200	773,601
Macquarie Group Ltd.	107,469	5,778,442
Mirvac Group	406,901	642,011
National Australia Bank Ltd.	314,158	9,662,313
Orica Ltd.	141,062	2,554,267
Origin Energy Ltd.	195,130	2,447,581
QBE Insurance Group Ltd.	242,784	2,460,585
Rio Tinto Ltd.	115,909	6,154,815
Santos Ltd.	294,099	3,334,819
Scentre Group[a]	921,258	2,866,643
Stockland	315,282	1,175,044
Suncorp Group Ltd.	511,571	6,587,681
Sydney Airport	113,829	441,246
Telstra Corp. Ltd.	1,129,184	5,588,074
Transurban Group	157,972	1,128,911
Wesfarmers Ltd.	234,112	9,083,329
Westfield Corp.	360,984	2,513,056
Westpac Banking Corp.	563,686	17,232,801
Woodside Petroleum Ltd.	145,789	5,142,602
Woolworths Ltd.	249,116	7,883,030

		183,211,427
AUSTRIA — 0.10%
Erste Group Bank AG	78,362	1,994,032
IMMOFINANZ AGa	200,629	606,300
OMV AG	48,993	1,539,801
Voestalpine AG	57,566	2,304,737

		6,444,870

Security	Shares	Value

BELGIUM — 0.42%
Ageas	70,536	$2,354,741
Anheuser-Busch InBev NV	164,812	18,194,101
Groupe Bruxelles Lambert SA	47,969	4,282,152
KBC Groep NVa	44,398	2,378,023
UCB SA	14,050	1,133,474

		28,342,491
BRAZIL — 0.57%
AMBEV SA	931,195	6,224,540
BM&F Bovespa SA	618,200	2,746,492
BR Malls Participacoes SA	281,600	2,284,065
BRF SA	189,872	4,990,868
CCR SA	224,800	1,690,501
Cielo SA	127,480	2,114,232
Companhia de Saneamento Basico do Estado de Sao Paulo	168,600	1,332,472
Embraer SA	354,264	3,464,017
Hypermarcas SAa	224,800	1,586,047
Klabin SA	281,000	1,403,024
Natura Cosmeticos SA	168,600	2,473,904
Petroleo Brasileiro SA	589,126	3,517,780
Souza Cruz SA	112,400	917,177
TIM Participacoes SA	168,600	925,653
Ultrapar Participacoes SA	112,400	2,476,195

		38,146,967
CANADA — 3.62%
Agnico-Eagle Mines Ltd.	69,688	1,641,681
Agrium Inc.	24,325	2,379,101
Alimentation Couche-Tard Inc. Class B	67,440	2,287,977
ARC Resources Ltd.	43,274	1,020,199
Athabasca Oil Corp.[a,b]	273,694	886,055
Bank of Montreal	132,925	9,635,869
Bank of Nova Scotia (The)	190,518	11,663,091
Baytex Energy Corp.	12,595	384,737
BCE Inc.	15,254	677,159
Bombardier Inc. Class B	285,496	939,456
Brookfield Asset Management Inc. Class A	181,612	8,886,899
Cameco Corp.	140,172	2,433,071
Canadian Imperial Bank of Commerce	91,210	8,323,737
Canadian National Railway Co.	159,608	11,248,793
Canadian Natural Resources Ltd.	222,737	7,769,964
Canadian Oil Sands Ltd.	50,018	783,465
Canadian Pacific Railway Ltd.	56,762	11,802,488
Canadian Tire Corp. Ltd. Class A NVS	8,645	947,503
Canadian Utilities Ltd. Class A	14,248	492,352
Catamaran Corp.[a]	30,348	1,445,463
Cenovus Energy Inc.	112,594	2,785,265
Crescent Point Energy Corp.	34,282	1,132,648
Dollarama Inc.	18,546	1,628,830
Enbridge Inc.	238,850	11,297,947
Encana Corp.	113,611	2,116,130
Finning International Inc.	23,604	609,230
First Quantum Minerals Ltd.	103,633	1,562,607
Fortis Inc.	17,605	573,379
Franco-Nevada Corp.	66,878	3,129,614
Gildan Activewear Inc.	25,852	1,539,495
Goldcorp Inc.	212,998	3,995,661
H&R Real Estate Investment Trust	16,298	324,240
Husky Energy Inc.	106,887	2,579,622

80

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

Imperial Oil Ltd.	92,327	$4,440,900
Magna International Inc. Class A	35,406	3,493,338
Manulife Financial Corp.	329,350	6,248,434
National Bank of Canada	35,210	1,645,184
New Gold Inc.[a,b]	367,548	1,333,337
Open Text Corp.	25,852	1,427,369
Pacific Rubiales Energy Corp.	74,184	1,118,567
Pembina Pipeline Corp.	46,084	1,911,293
Potash Corp. of Saskatchewan Inc.	167,052	5,700,023
Power Corp. of Canada	168,172	4,436,060
Rogers Communications Inc. Class B	122,516	4,605,285
Royal Bank of Canada	260,206	18,465,637
Saputo Inc.	22,480	637,643
Shaw Communications Inc. Class B	266,414	6,838,460
Silver Wheaton Corp.	125,888	2,187,366
SNC-Lavalin Group Inc.	77,556	3,340,387
Sun Life Financial Inc.	119,207	4,238,777
Suncor Energy Inc.	313,139	11,115,192
TELUS Corp. NVS	22,380	801,746
Thomson Reuters Corp.	63,600	2,365,292
Tim Hortons Inc.	16,298	1,320,088
Toronto-Dominion Bank (The)	335,364	16,499,748
Tourmaline Oil Corp.[a,b]	56,400	2,022,486
TransCanada Corp.	143,532	7,071,890
Valeant Pharmaceuticals International Inc.[a,b]	53,952	7,168,397
Yamana Gold Inc.	583,356	2,323,179

		241,679,806
CHILE — 0.16%
AES Gener SA	743,801	411,570
Aguas Andinas SA Series A	1,332,502	799,856
Banco de Chile	5,693,542	693,693
Banco de Credito e Inversiones	10,826	605,762
Banco Santander (Chile) SA	10,144,867	537,025
Colbun SA	1,987,232	537,838
Compania Cervecerias Unidas SA	21,432	224,579
CorpBanca SA	38,701,568	517,931
Empresa Nacional de Electricidad SA	607,522	946,732
Empresas CMPC SA	475,452	1,165,312
Empresas Copec SA	70,812	856,283
Enersis SA	4,386,410	1,395,538
LATAM Airlines Group SAa	130,946	1,566,885
S.A.C.I. Falabella SA	89,366	652,150

		10,911,154
CHINA — 2.11%
Agricultural Bank of China Ltd. Class H	1,686,000	782,649
Bank of China Ltd. Class H	13,125,000	6,278,852
Brilliance China Automotive Holdings Ltd.	2,248,000	3,884,258
China Construction Bank Corp. Class H	12,708,260	9,471,547
China Gas Holdings Ltd.[b]	2,248,000	4,023,396
China Life Insurance Co. Ltd. Class H	2,248,000	6,724,984
China Mengniu Dairy Co. Ltd.	562,000	2,482,012
China Merchants Bank Co. Ltd. Class H	456,788	845,816
China Mobile Ltd.	1,124,000	13,986,229
China Overseas Land & Investment Ltd.	1,124,000	3,261,038
China Pacific Insurance (Group) Co. Ltd. Class H	449,600	1,681,246
China Petroleum & Chemical Corp. Class H	5,775,200	5,004,300
China Shenhua Energy Co. Ltd. Class H	1,124,000	3,166,830
China Shipping Container Lines Co. Ltd. Class Ha,b	3,934,000	1,121,072
China Telecom Corp. Ltd. Class H	2,248,000	1,431,958
China Unicom (Hong Kong) Ltd.	1,124,000	1,689,942

Security	Shares	Value

Chongqing Changan Automobile Co. Ltd.	100	$221
CNOOC Ltd.	3,934,000	6,178,580
Country Garden Holdings Co. Ltd.	1,795,866	706,286
Evergrande Real Estate Group Ltd.[b]	2,810,000	1,079,766
Fosun International Ltd.[b]	2,248,000	2,663,905
GCL-Poly Energy Holdings Ltd.[a,b]	3,372,000	1,139,189
GOME Electrical Appliances Holdings Ltd.[b]	5,620,000	884,104
Great Wall Motor Co. Ltd. Class H	402,500	1,764,622
Guangdong Investment Ltd.	1,610,000	2,117,547
Haier Electronics Group Co. Ltd.[b]	2,470,000	6,672,491
Industrial and Commercial Bank of China Ltd. Class H	13,514,260	8,939,570
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	161
Kunlun Energy Co. Ltd.[b]	1,124,000	1,489,932
Lee & Man Paper Manufacturing Ltd.[b]	1,925,000	1,057,420
Lenovo Group Ltd.[b]	1,124,000	1,655,158
PetroChina Co. Ltd. Class H	4,496,000	5,629,276
Ping An Insurance (Group) Co. of China Ltd. Class H	843,000	6,886,225
Shimao Property Holdings Ltd.[b]	962,500	2,070,159
Sino-Ocean Land Holdings Ltd.[b]	2,529,000	1,444,640
Tencent Holdings Ltd.	1,124,000	17,913,967
Want Want China Holdings Ltd.[b]	3,372,000	4,600,237

		140,729,585
COLOMBIA — 0.07%
Almacenes Exito SA	70,812	997,192
Cemex Latam Holdings SAa	125,326	1,116,577
Ecopetrol SA	888,522	1,185,702
Grupo de Inversiones Suramericana SA	69,688	1,446,683

		4,746,154
CZECH REPUBLIC — 0.08%
CEZ AS	65,754	1,818,401
Komercni Banka AS	16,298	3,490,470

		5,308,871
DENMARK — 0.51%
Carlsberg A/S Class B	24,325	2,141,440
Danske Bank A/S	210,759	5,779,079
DSV A/S	47,842	1,430,223
Novo Nordisk A/S Class B	412,894	18,674,873
Novozymes A/S Class B	44,485	2,062,940
TDC A/S	231,544	1,765,953
TrygVesta A/S	19,670	2,125,645

		33,980,153
EGYPT — 0.03%
Global Telecom Holding SAE SP GDR[a]	648,836	1,948,455

		1,948,455
FINLAND — 0.32%
Fortum OYJ	126,457	2,929,519
Metso OYJ	78,680	2,565,991
Nokia OYJ	642,928	5,364,795
Sampo OYJ Class A	141,624	6,772,914
UPM-Kymmene OYJ	234,354	3,705,513

		21,338,732

81

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

FRANCE — 3.27%
Accor SA	75,530	$3,171,104
Airbus Group NV	103,970	6,200,569
ALSTOM[a]	48,962	1,702,924
ArcelorMittal	147,806	1,933,344
Arkema SA	11,802	727,803
AXA SA	265,264	6,118,552
BNP Paribas SA	191,554	12,033,505
Bouygues SA	74,422	2,568,855
Cap Gemini SA	73,824	4,852,242
Carrefour SA	97,927	2,867,330
Christian Dior SA	9,554	1,689,595
Compagnie de Saint-Gobain	110,388	4,736,261
Compagnie Generale des Etablissements Michelin Class B	49,456	4,287,251
Credit Agricole SA	284,934	4,210,744
Danone SA	103,571	7,035,812
Edenred SA	74,886	2,073,526
Essilor International SA	67,440	7,444,063
GDF Suez	170,286	4,129,417
Groupe Eurotunnel SA Registered	106,632	1,346,681
Iliad SA	7,306	1,597,319
Kering	25,290	4,878,037
L’Air Liquide SA	55,687	6,715,388
L’Oreal SA	44,485	6,972,483
Lafarge SA	40,071	2,776,837
Legrand SA	24,166	1,300,120
LVMH Moet Hennessy Louis Vuitton SA	52,322	8,872,769
Orange	350,519	5,583,988
Pernod Ricard SA	61,330	6,979,412
Publicis Groupe SA	30,348	2,101,533
Renault SA	60,696	4,504,207
Safran SA	35,406	2,240,190
Sanofi	214,122	19,761,030
Schneider Electric SE	97,927	7,714,922
SES SA Class A FDR	169,724	5,858,433
Societe Generale	131,508	6,329,503
Suez Environnement SA	62,419	1,050,290
Technip SA	47,770	3,454,603
Total SA	386,094	22,938,825
Unibail-Rodamco SE	21,641	5,543,461
Veolia Environnement	69,930	1,168,350
Vinci SA	82,250	4,686,247
Vivendi SA	205,966	5,025,619
Wendel	9,554	1,052,660

		218,235,804
GERMANY — 2.78%
Adidas AG	37,654	2,738,608
Allianz SE Registered	78,890	12,523,195
BASF SE	147,244	12,958,021
Bayer AG Registered	149,538	21,255,564
Bayerische Motoren Werke AG	84,862	9,071,533
Beiersdorf AG	23,042	1,863,804
Commerzbank AGa	210,750	3,172,546
Continental AG	15,736	3,088,455
Daimler AG Registered	178,252	13,853,285
Deutsche Bank AG Registered	238,288	7,427,952
Deutsche Boerse AG	39,434	2,693,169
Deutsche Post AG Registered	195,049	6,122,865
Deutsche Telekom AG Registered	427,869	6,443,649
E.ON SE	277,302	4,770,239

Security	Shares	Value

Fresenius Medical Care AG & Co. KGaA	66,316	$4,860,610
Fresenius SE & Co. KGaA	40,464	2,081,127
GEA Group AG	29,786	1,369,417
HeidelbergCement AG	32,165	2,189,071
Henkel AG & Co. KGaA	24,728	2,246,485
Infineon Technologies AG	196,169	1,902,585
Kabel Deutschland Holding AGa	7,868	1,064,645
Lanxess AG	18,463	959,528
Linde AG	44,485	8,201,446
MAN SE	31,472	3,583,909
Merck KGaA	57,324	5,176,159
METRO AGa	61,282	1,951,754
Muenchener Rueckversicherungs-Gesellschaft AG Registered	37,765	7,421,481
Osram Licht AGa	53,390	1,870,310
ProSiebenSat.1 Media AG Registered	35,406	1,426,402
SAP SE	169,292	11,504,631
Siemens AG Registered	153,122	17,248,930
ThyssenKrupp AGa	111,367	2,675,521

		185,716,896
HONG KONG — 1.12%
AIA Group Ltd.	2,135,600	11,910,035
Bank of East Asia Ltd. (The)	337,200	1,408,768
Cheung Kong (Holdings) Ltd.	562,500	9,980,400
CLP Holdings Ltd.	281,000	2,418,603
Galaxy Entertainment Group Ltd.[b]	562,000	3,837,155
Hang Lung Properties Ltd.[b]	1,124,000	3,507,427
Hang Seng Bank Ltd.[b]	192,500	3,261,618
Henderson Land Development Co. Ltd.[b]	653,780	4,413,217
Hong Kong and China Gas Co. Ltd. (The)[b]	1,308,040	3,052,858
Hong Kong Exchanges and Clearing Ltd.[b]	149,200	3,307,133
Hutchison Whampoa Ltd.	562,000	7,123,556
Li & Fung Ltd.[b]	1,124,000	1,369,636
Link REIT (The)	562,000	3,300,895
New World Development Co. Ltd.	1,046,666	1,314,541
Sands China Ltd.	449,600	2,800,144
Swire Pacific Ltd. Class A	562,000	7,369,945
Wharf Holdings Ltd. (The)[b]	562,200	4,153,866

		74,529,797
HUNGARY — 0.03%
OTP Bank PLC	105,913	1,749,486

		1,749,486
INDIA — 0.78%
Dr. Reddy’s Laboratories Ltd. SP ADR	97,422	5,094,196
HDFC Bank Ltd. SP ADR	184,336	9,664,737
ICICI Bank Ltd. SP ADR	128,698	7,253,419
Infosys Ltd. SP ADR[b]	91,606	6,124,777
Larsen & Toubro Ltd. SP GDR[b,c]	186,266	5,085,062
Reliance Industries Ltd. SP GDR[b,d]	171,538	5,557,831
Sesa Sterlite Ltd. SP ADR	220,304	3,709,919
Tata Motors Ltd. SP ADR[b]	126,608	5,963,237
Wipro Ltd. SP ADR[b]	311,695	3,802,679

		52,255,857
INDONESIA — 0.32%
PT Astra International Tbk	5,058,000	2,835,577
PT Bank Central Asia Tbk	4,777,000	5,158,448

82

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

PT Bank Danamon Indonesia Tbk	1,191,010	$415,400
PT Bank Mandiri (Persero) Tbk	1,405,457	1,203,681
PT Bank Negara Indonesia (Persero) Tbk	1,799,288	885,872
PT Bank Rakyat Indonesia (Persero) Tbk	2,248,000	2,060,124
PT Charoen Pokphand Indonesia Tbk	2,551,445	886,725
PT Indocement Tunggal Prakarsa Tbk	421,700	837,468
PT Indofood Sukses Makmur Tbk	1,541,700	870,675
PT Kalbe Farma Tbk	5,957,200	840,465
PT Perusahaan Gas Negara (Persero) Tbk	1,967,000	968,444
PT Semen Gresik (Persero) Tbk	843,000	1,107,375
PT Telekomunikasi Indonesia (Persero) Tbk	6,744,000	1,534,630
PT Unilever Indonesia Tbk	281,000	706,860
PT United Tractors Tbk	582,606	885,841

		21,197,585
IRELAND — 0.11%
Bank of Ireland[a]	5,917,298	2,320,515
CRH PLC	86,730	1,920,094
Kerry Group PLC Class A	16,485	1,119,243
Pentair PLC	33,457	2,243,292

		7,603,144
ISRAEL — 0.19%
Israel Chemicals Ltd.	198,386	1,335,476
NICE-Systems Ltd.	33,158	1,314,080
Teva Pharmaceutical Industries Ltd.	180,402	9,989,300

		12,638,856
ITALY — 0.83%
Assicurazioni Generali SpA	129,464	2,650,438
Atlantia SpA	164,699	3,879,407
CNH Industrial NVa	360,804	2,938,335
Enel SpA	936,437	4,775,178
Eni SpA	461,466	9,828,906
Finmeccanica SpA[a]	230,420	2,075,705
Intesa Sanpaolo SpA	2,070,970	6,066,454
Luxottica Group SpA	16,298	829,655
Mediobanca SpA[a]	336,638	2,960,853
Saipem SpA[a]	81,490	1,276,236
Snam SpA	906,506	4,895,133
Telecom Italia SpA[a]	2,269,918	2,566,693
Telecom Italia SpA RNC	772,750	690,312
Tenaris SA	41,026	807,003
UniCredit SpA	812,504	5,863,603
Unione di Banche Italiane SpA	400,181	3,131,162

		55,235,073
JAPAN — 7.15%
AEON Co. Ltd.	337,200	3,292,140
AEON Financial Service Co. Ltd.	112,400	2,303,044
Aisin Seiki Co. Ltd.	112,400	3,659,605
Asahi Group Holdings Ltd.	168,600	5,154,027
ASICS Corp.	80,500	1,856,947
Astellas Pharma Inc.	562,000	8,517,354
Bandai Namco Holdings Inc.	80,500	1,940,243
Bank of Yokohama Ltd. (The)	1,124,000	6,389,770
Bridgestone Corp.	226,200	7,367,819
Canon Inc.	224,800	6,795,836
Casio Computer Co. Ltd.[b]	224,800	3,463,089

Security	Shares	Value

Central Japan Railway Co.	56,200	$8,274,216
Chugoku Electric Power Co. Inc. (The)	112,400	1,457,826
Dai-ichi Life Insurance Co. Ltd. (The)	224,800	3,308,684
Daiichi Sankyo Co. Ltd.	224,800	3,321,718
Daikin Industries Ltd.	112,400	6,831,931
Daiwa Securities Group Inc.	562,000	4,316,328
Denso Corp.	168,600	7,533,271
East Japan Railway Co.	112,400	8,667,749
Eisai Co. Ltd.	112,400	4,312,318
Fast Retailing Co. Ltd.	9,000	3,240,578
Fuji Heavy Industries Ltd.	101,800	3,268,170
FUJIFILM Holdings Corp.	112,400	3,696,702
Fujitsu Ltd.	562,000	3,330,742
Hitachi Ltd.	1,124,000	8,613,607
Honda Motor Co. Ltd.	337,200	10,464,465
Hoya Corp.	168,600	5,876,674
ITOCHU Corp.	281,000	3,350,042
Japan Prime Realty Investment Corp.	1,124	4,110,789
Japan Tobacco Inc.	224,800	7,551,820
JFE Holdings Inc.	112,400	2,181,726
JTEKT Corp.	80,500	1,242,991
JX Holdings Inc.	640,580	2,715,344
Kao Corp.	168,600	6,473,741
KDDI Corp.	112,400	7,244,012
Keikyu Corp.	562,000	4,607,092
Keyence Corp.	10,000	4,681,325
Kintetsu Corp.	1,124,000	3,870,157
Kobe Steel Ltd.	1,124,000	1,754,605
Komatsu Ltd.	224,800	5,232,734
Kyocera Corp.	112,400	5,058,276
Kyushu Electric Power Co. Inc.[a]	224,800	2,396,289
Marubeni Corp.	562,000	3,549,315
Mazda Motor Corp.	112,400	2,552,700
Mitsubishi Chemical Holdings Corp.	843,000	4,101,264
Mitsubishi Corp.	281,000	5,422,983
Mitsubishi Electric Corp.	562,000	7,000,874
Mitsubishi Heavy Industries Ltd.	1,124,000	6,853,989
Mitsubishi Motors Corp.	192,500	1,945,520
Mitsubishi UFJ Financial Group Inc.	2,360,400	13,311,136
Mitsubishi UFJ Lease & Finance Co. Ltd.	786,800	4,028,573
Mitsui & Co. Ltd.	281,000	4,174,707
Mizuho Financial Group Inc.	4,327,400	7,720,262
MS&AD Insurance Group Holdings Inc.	112,400	2,363,704
Murata Manufacturing Co. Ltd.	56,200	6,118,558
NEC Corp.	592,000	2,038,375
Nidec Corp.	56,500	3,639,829
Nippon Steel & Sumitomo Metal Corp.	2,249,346	5,818,744
Nippon Telegraph and Telephone Corp.	112,400	6,910,136
Nissan Motor Co. Ltd.	640,500	5,701,396
Nitto Denko Corp.	56,200	2,984,333
Nomura Holdings Inc.	714,000	4,298,458
NTT DOCOMO Inc.	304,820	5,062,886
NTT Urban Development Corp.	112,400	1,244,266
Olympus Corp.[a]	56,200	1,962,651
ORIX Corp.	416,500	5,604,480
Panasonic Corp.	449,600	5,233,736
Rakuten Inc.	168,600	1,870,910
Resona Holdings Inc.	562,000	3,150,268
SBI Holdings Inc.	137,130	1,525,366
Secom Co. Ltd.	112,400	6,768,765
Seven & I Holdings Co. Ltd.	224,800	8,584,531
Seven Bank Ltd.	674,400	2,767,263
Shin-Etsu Chemical Co. Ltd.	112,400	7,062,536
SoftBank Corp.	168,600	11,939,837

83

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

Sony Corp.	224,800	$4,154,905
Sumitomo Chemical Co. Ltd.	1,124,000	3,789,947
Sumitomo Corp.	416,500	4,369,154
Sumitomo Electric Industries Ltd.	416,500	5,500,453
Sumitomo Mitsui Financial Group Inc.	224,800	8,822,154
Sumitomo Mitsui Trust Holdings Inc.	1,124,080	4,452,000
Suzuki Motor Corp.	112,400	3,663,114
T&D Holdings Inc.	192,500	2,416,016
Takeda Pharmaceutical Co. Ltd.	168,600	7,225,714
TDK Corp.	56,200	3,088,105
Terumo Corp.	224,800	5,478,378
Tohoku Electric Power Co. Inc.	168,600	2,064,919
Tokio Marine Holdings Inc.	224,800	7,044,489
Tokyo Electron Ltd.	56,200	3,484,144
Toray Industries Inc.	1,124,000	7,406,439
Toshiba Corp.	1,124,000	4,848,726
Toyota Motor Corp.	562,000	32,575,496
USS Co. Ltd.	224,800	3,487,152

		476,909,452
MALAYSIA — 0.43%
AirAsia Bhd	1,461,200	1,110,587
Alliance Financial Group Bhd	1,067,800	1,554,993
Axiata Group Bhd	225,600	483,539
Berjaya Sports Toto Bhd	114,744	125,933
Bumi Armada Bhd[a]	1,015,200	484,568
CIMB Group Holdings Bhd	851,900	1,680,879
DiGi.Com Bhd	899,200	1,692,194
Gamuda Bhd	292,700	455,613
Genting Bhd	112,800	334,362
Genting Plantations Bhd	224,800	723,078
Hong Leong Bank Bhd	136,700	607,602
Hong Leong Financial Group Bhd	281,000	1,546,280
IHH Healthcare Bhd	1,573,600	2,368,114
IJM Corp. Bhd	168,610	354,726
IOI Corp. Bhd	112,400	167,101
IOI Properties Group Bhd	337,299	282,001
Kuala Lumpur Kepong Bhd	56,400	394,376
Lafarge Malaysia Bhd	337,200	1,074,365
Malayan Banking Bhd	254,100	749,341
Malaysia Airports Holdings Bhd	281,000	616,803
Maxis Bhd	674,400	1,381,913
Petronas Chemicals Group Bhd	112,800	210,905
Petronas Gas Bhd	168,600	1,152,277
PPB Group Bhd	224,800	1,081,200
Public Bank Bhd	427,770	2,411,144
RHB Capital Bhd	168,600	451,069
Sapurakencana Petroleum Bhd	1,067,800	1,106,999
Telekom Malaysia Bhd	730,600	1,599,246
Tenaga Nasional Bhd	224,800	913,074
UEM Sunrise Bhd	843,000	481,824
YTL Corp. Bhd	584,133	294,797
YTL Power International Bhd	1,113,590	538,301

		28,429,204
MEXICO — 0.59%
Alfa SAB de CV Series A	970,200	3,087,710
America Movil SAB de CV Series L	5,732,400	6,985,391
Cemex SAB de CV CPO[a]	3,456,840	4,253,460
Compartamos SAB de CVb	505,800	1,125,050
Fomento Economico Mexicano SAB de CV BD Units	674,400	6,478,450
Grupo Financiero Banorte SAB de CV Series O	505,800	3,240,850

Security	Shares	Value

Grupo Mexico SAB de CV Series B	730,628	$2,507,336
Grupo Televisa SAB de CV CPO	1,011,600	7,301,761
Mexichem SAB de CV	224,847	918,706
Minera Frisco SAB de CV Series A1[a,b]	281,000	499,355
Wal-Mart de Mexico SAB de CV Series V	1,348,800	3,114,178

		39,512,247
NETHERLANDS — 0.92%
AEGON NV	239,534	1,948,929
Akzo Nobel NV	73,290	4,867,647
ASML Holding NV	61,306	6,102,580
Fiat Chrysler Automobiles[a,b]	160,549	1,791,258
Gemalto NVb	15,096	1,153,930
Heineken NV	53,952	4,028,075
ING Groep NV CVA[a]	640,155	9,151,396
Koninklijke Ahold NV	217,954	3,642,816
Koninklijke DSM NV	28,265	1,769,422
Koninklijke KPN NV	776,122	2,544,780
Koninklijke Philips NV	220,984	6,171,454
Reed Elsevier NV	291,116	6,698,438
TNT Express NV	120,504	699,186
Unilever NV CVA	237,814	9,220,288
Wolters Kluwer NV	56,762	1,514,084

		61,304,283
NEW ZEALAND — 0.02%
Auckland International Airport Ltd.	320,629	965,245
Contact Energy Ltd.	43,836	211,420

		1,176,665
NORWAY — 0.31%
Aker Solutions ASA[a]	33,158	214,636
DNB ASA	366,003	6,717,193
Orkla ASA	529,640	4,044,281
Seadrill Ltd.[b]	17,422	391,485
Statoil ASA	120,329	2,727,053
Subsea 7 SA	55,682	599,215
Telenor ASA	241,774	5,429,261
Yara International ASA	17,329	794,962

		20,918,086
PERU — 0.06%
Credicorp Ltd.	18,725	3,014,725
Southern Copper Corp.	41,625	1,197,968

		4,212,693
PHILIPPINES — 0.17%
Aboitiz Equity Ventures Inc.	424,700	492,132
Aboitiz Power Corp.	1,424,500	1,301,493
Alliance Global Group Inc.	752,500	424,251
Ayala Land Inc.	977,300	729,572
Bank of the Philippine Islands	789,049	1,670,410
BDO Unibank Inc.	848,622	1,853,258
International Container Terminal Services Inc.	146,960	379,885
Jollibee Foods Corp.	444,850	1,942,966
Metropolitan Bank & Trust Co.	151,743	278,970
Philippine Long Distance Telephone Co.	14,050	978,099
SM Prime Holdings Inc.	2,766,925	1,077,791

		11,128,827

84

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

POLAND — 0.15%
Bank Handlowy w Warszawie SA	19,845	$671,611
Bank Millennium SA	644,198	1,599,671
Bank Pekao SA	20,794	1,088,986
Cyfrowy Polsat SA	113,524	870,015
KGHM Polska Miedz SA	32,165	1,242,560
mBank SA	8,992	1,333,317
Powszechna Kasa Oszczednosci Bank Polski SA	193,724	2,157,546
Synthos SA	907,255	1,127,796

		10,091,502
PORTUGAL — 0.08%
Banco Espirito Santo SA Registered[a]	1	—
Energias de Portugal SA	966,834	4,156,131
Jeronimo Martins SGPS SAb	151,740	1,326,813

		5,482,944
QATAR — 0.05%
Masraf Al Rayan QSC	119,950	1,679,903
Ooredoo QSC	32,034	1,086,405
Qatar National Bank SAQ	13,681	805,107

		3,571,415
RUSSIA — 0.48%
Gazprom OAO SP ADR	894,256	5,927,129
LUKOIL OAO SP ADR	84,462	4,142,861
Magnit PJSC SP GDR[c]	100,598	6,740,066
MMC Norilsk Nickel OJSC SP ADR	59,122	1,104,990
Mobile TeleSystems OJSC SP ADR	206,816	2,957,469
NovaTek OAO SP GDR[c]	28,662	3,078,299
RusHydro OJSC SP ADR	316,626	527,499
Sberbank of Russia SP ADR	404,511	3,070,239
Surgutneftegas OJSC SP ADR	251,449	1,659,563
Tatneft OAO SP ADR	44,468	1,584,395
Uralkali OJSC SP GDR[c]	66,198	1,182,958

		31,975,468
SINGAPORE — 0.47%
Ascendas REIT	1,686,000	2,924,761
CapitaLand Ltd.[b]	2,248,000	5,543,493
CapitaMall Trust Management Ltd.	1,686,000	2,583,757
Genting Singapore PLC	1,686,000	1,442,707
Global Logistic Properties Ltd.[b]	562,000	1,202,256
Hutchison Port Holdings Trust[b]	1,686,000	1,138,050
Keppel Corp. Ltd.[b]	562,400	4,129,954
Noble Group Ltd.[b]	805,000	748,327
Oversea-Chinese Banking Corp. Ltd.[b]	562,000	4,323,750
Singapore Press Holdings Ltd.[b]	236,000	785,749
Singapore Telecommunications Ltd.	2,248,000	6,610,222

		31,433,026
SOUTH AFRICA — 0.81%
African Rainbow Minerals Ltd.	19,670	241,980
AngloGold Ashanti Ltd.[a]	147,806	1,251,006

Security	Shares	Value

Barclays Africa Group Ltd.	7,525	$118,634
Barloworld Ltd.	64,642	560,402
FirstRand Ltd.	1,471,316	6,286,423
Growthpoint Properties Ltd.	686,202	1,661,619
MMI Holdings Ltd.	284,383	725,695
Mr. Price Group Ltd.	70,812	1,462,457
MTN Group Ltd.	302,365	6,678,470
Naspers Ltd. Class N	105,094	13,058,408
PPC Ltd.	82,614	221,361
Redefine Properties Ltd.	665,091	601,454
Sanlam Ltd.	1,297,096	8,178,034
Sappi Ltd.[a]	125,927	496,663
Sasol Ltd.	112,487	5,592,173
Standard Bank Group Ltd.	471,546	5,922,604
Woolworths Holdings Ltd.	183,053	1,298,952

		54,356,335
SOUTH KOREA — 1.56%
AmorePacific Corp.	454	977,048
AmorePacific Group	2,248	2,488,359
BS Financial Group Inc.	34,282	534,087
Celltrion Inc.[a,b]	20,247	794,739
CJ CheilJedang Corp.	2,248	822,442
Coway Co. Ltd.	20,686	1,579,424
Daelim Industrial Co. Ltd.	4,259	282,544
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	34,282	587,015
DGB Financial Group Inc.	23,187	330,862
Doosan Heavy Industries & Construction Co. Ltd.	29,786	653,562
GS Engineering & Construction Corp.[a,b]	29,658	779,795
Hana Financial Group Inc.	43,567	1,510,351
Hankook Tire Co. Ltd.	12,926	665,210
Hanwha Corp.	62,382	1,599,344
Hyundai Department Store Co. Ltd.	4,496	570,030
Hyundai Development Co. Engineering & Construction	33,720	1,273,102
Hyundai Engineering & Construction Co. Ltd.	15,066	684,414
Hyundai Glovis Co. Ltd.	2,702	672,510
Hyundai Heavy Industries Co. Ltd.	9,554	886,807
Hyundai Marine & Fire Insurance Co. Ltd.	7,000	185,033
Hyundai Merchant Marine Co. Ltd.[a,b]	104,536	1,124,853
Hyundai Mobis Co. Ltd.	10,116	2,366,360
Hyundai Motor Co.	27,430	4,363,216
Hyundai Steel Co.	8,430	537,164
Hyundai Wia Corp.	3,943	680,699
KB Financial Group Inc.	61,620	2,421,603
KCC Corp.	3,372	1,867,847
Kia Motors Corp.	38,778	1,890,406
Korea Aerospace Industries Ltd.	39,340	1,520,255
Korea Electric Power Corp.	44,398	1,929,661
Korea Zinc Co. Ltd.	2,248	846,631
KT Corp.	50,580	1,552,332
KT&G Corp.	18,546	1,648,564
LG Chem Ltd.	7,868	1,472,402
LG Corp.	13,942	829,687
LG Display Co. Ltd.[a]	89,920	2,637,703
LG Electronics Inc.	20,232	1,236,187
LG Household & Health Care Ltd.	2,248	1,310,438
Lotte Chemical Corp.	4,496	609,995
Lotte Confectionery Co. Ltd.	454	816,472
Lotte Shopping Co. Ltd.	2,248	623,667
NAVER Corp.	4,496	3,171,974
NCsoft Corp.	2,810	386,505
OCI Co. Ltd.[a,b]	4,950	426,113
ORION Corp.	1,578	1,218,128

85

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

POSCO	18,348	$5,253,420
S1 Corp.	3,372	234,743
Samsung C&T Corp.	21,356	1,444,742
Samsung Electronics Co. Ltd.	19,670	22,895,848
Samsung Engineering Co. Ltd.[a,b]	10,595	610,680
Samsung Fire & Marine Insurance Co. Ltd.	6,182	1,663,025
Samsung Heavy Industries Co. Ltd.[b]	28,685	699,189
Samsung SDI Co. Ltd.	9,109	1,073,923
Samsung Securities Co. Ltd.	9,554	427,312
Samsung Techwin Co. Ltd.	6,074	186,415
Shinhan Financial Group Co. Ltd.	61,600	2,899,217
SK Holdings Co. Ltd.[b]	4,950	773,488
SK Hynix Inc.[a]	95,540	4,241,832
SK Innovation Co. Ltd.	26,976	2,208,603
SK Telecom Co. Ltd.	13,488	3,369,697
Woori Finance Holdings Co. Ltd.[a]	76,994	857,306

		104,204,980
SPAIN — 1.18%
Actividades de Construcciones y Servicios SA	94,045	3,481,848
Amadeus IT Holding SA Class A	79,804	2,929,603
Banco Bilbao Vizcaya Argentaria SA	987,313	11,019,240
Banco de Sabadell SA	973,624	2,805,664
Banco Popular Espanol SA	501,683	2,870,000
Banco Santander SA	1,911,576	16,832,162
Bankia SAa	958,210	1,713,173
Distribuidora Internacional de Alimentacion SA	169,162	1,073,280
Ferrovial SA	98,983	2,018,978
Grifols SA	26,976	1,099,964
Iberdrola SA	883,481	6,244,100
Inditex SA	281,000	7,891,538
International Consolidated Airlines Group SAa	346,192	2,260,241
Red Electrica Corporacion SA	12,804	1,117,174
Repsol SA	270,175	6,030,420
Telefonica SA	621,572	9,341,320

		78,728,705
SWEDEN — 1.06%
Atlas Copco AB Class A	336,076	9,677,754
Boliden AB	41,125	676,317
Hennes & Mauritz AB Class B	207,057	8,217,647
Hexagon AB Class B	34,159	1,147,057
Investor AB Class B	82,840	2,957,512
Lundin Petroleum ABa,b	50,082	708,569
Millicom International Cellular SA SDR	7,599	618,168
Nordea Bank AB	619,887	7,932,610
Sandvik AB	346,192	3,784,593
Skandinaviska Enskilda Banken AB Class A	274,643	3,510,858
SKF AB Class B	71,753	1,433,072
Svenska Handelsbanken AB Class A	198,409	9,440,196
Swedbank AB Class A	163,542	4,316,037
Telefonaktiebolaget LM Ericsson Class B	653,163	7,678,819
TeliaSonera AB	572,116	3,946,694
Volvo AB Class B	412,235	4,732,186

		70,778,089
SWITZERLAND — 3.25%
ABB Ltd. Registered[a]	409,256	8,955,199
Actelion Ltd. Registered[a]	14,612	1,736,831
Adecco SA Registered[a]	27,538	1,861,236
Aryzta AGa	16,860	1,433,831

Security	Shares	Value

Barry Callebaut AG Registered[a]	1,686	$1,764,042
Compagnie Financiere Richemont SA Class A Bearer	105,814	8,899,832
Credit Suisse Group AG Registered	246,156	6,542,335
Geberit AG Registered	6,744	2,296,933
Givaudan SA Registered[a]	2,810	4,680,170
Holcim Ltd. Registered[a]	91,274	6,463,009
Julius Baer Group Ltd.[a]	73,236	3,202,006
Kuehne & Nagel International AG Registered	4,496	584,861
Lonza Group AG Registered[a]	12,364	1,360,432
Nestle SA Registered	617,638	45,178,155
Novartis AG Registered	384,408	35,666,928
Roche Holding AG Genusschein	126,612	37,321,237
Schindler Holding AG Participation Certificates	3,934	549,358
Schindler Holding AG Registered	4,496	608,218
SGS SA Registered	1,124	2,466,505
Sonova Holding AG Registered	5,058	787,250
Sulzer AG Registered	7,306	830,460
Swatch Group AG (The) Bearer	6,744	3,192,443
Swiss Prime Site AG Registered	31,472	2,390,361
Swiss Re AGa	77,078	6,222,620
Swisscom AG Registered	3,934	2,315,560
Syngenta AG Registered	18,789	5,813,667
Transocean Ltd.	98,197	2,890,458
UBS AG Registered[a]	620,824	10,772,259
Weatherford International Ltd.[a]	169,292	2,779,775
Zurich Insurance Group AGa	24,754	7,479,311

		217,045,282
TAIWAN — 1.30%
Advanced Semiconductor Engineering Inc.	3,372,524	4,030,419
Chang Hwa Commercial Bank Ltd.	2,426,726	1,527,848
China Airlines Ltd.[a]	2,248,000	879,496
China Development Financial Holding Corp.	4,496,000	1,442,670
China Steel Corp.	1,727,305	1,487,857
Chunghwa Telecom Co. Ltd.	1,686,140	5,138,829
CTBC Financial Holding Co. Ltd.	1,395,466	977,214
E.Sun Financial Holding Co. Ltd.	2,768,172	1,751,921
EVA Airways Corp.[a]	1,686,000	986,662
Far EasTone Telecommunications Co. Ltd.	562,000	1,243,490
First Financial Holding Co. Ltd.	1,930,540	1,186,892
Formosa Plastics Corp.	580,160	1,338,985
Formosa Taffeta Co. Ltd.	562,000	567,238
Hon Hai Precision Industry Co. Ltd.	2,509,801	7,921,388
Hua Nan Financial Holdings Co. Ltd.	2,450,921	1,450,416
MediaTek Inc.	562,000	8,000,460
Mega Financial Holding Co. Ltd.	1,199,287	993,606
Nan Ya Plastics Corp.	567,830	1,174,248
Phison Electronics Corp.	562,000	3,787,747
Siliconware Precision Industries Co. Ltd.	2,841,805	4,008,135
SinoPac Financial Holdings Co. Ltd.	3,362,723	1,459,338
Taishin Financial Holdings Co. Ltd.	3,934,043	1,875,417
Taiwan Business Bank Ltd.[a]	6,571,505	1,974,703
Taiwan Cooperative Financial Holding Co. Ltd.	3,372,024	1,801,502
Taiwan Mobile Co. Ltd.	562,000	1,823,661
Taiwan Semiconductor Manufacturing Co. Ltd.	5,058,000	21,701,018
U-Ming Marine Transport Corp.	296,000	463,222
Uni-President Enterprises Co.	1,278,962	2,194,921
United Microelectronics Corp.	6,182,000	2,723,482
Yang Ming Marine Transport Corp.[a]	1,124,000	513,655

		86,426,440

86

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

THAILAND — 0.25%
Bangkok Bank PCL NVDR	795,380	$4,835,285
Bangkok Dusit Medical Services PCL NVDR	2,606,800	1,480,682
BEC World PCL NVDR[b]	1,011,600	1,498,609
Central Pattana PCL NVDR	1,374,300	2,035,922
Charoen Pokphand Foods PCL NVDR	1,648,500	1,581,689
Glow Energy PCL NVDR	640,500	1,966,534
Indorama Ventures PCL NVDR	1,967,033	1,443,417
Kasikornbank PCL NVDR	281,023	2,036,273

		16,878,411
TURKEY — 0.18%
Akbank TAS	291,116	1,052,906
Anadolu Efes Biracilik ve Malt Sanayii ASa	76,650	897,622
Arcelik AS	111,367	684,695
BIM Birlesik Magazalar AS	46,410	1,061,899
Coca-Cola Icecek ASb	46,722	1,066,933
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	866,781	976,017
TAV Havalimanlari Holding AS	116,129	975,500
Turk Hava Yollari AOa	432,827	1,421,182
Turkiye Garanti Bankasi AS	449,600	1,757,737
Turkiye Halk Bankasi AS	116,896	781,869
Turkiye Is Bankasi AS Class C	174,220	436,296
Turkiye Sise ve Cam Fabrikalari AS	308,428	469,546
Turkiye Vakiflar Bankasi TAO Class D	331,998	714,778

		12,296,980
UNITED ARAB EMIRATES — 0.06%
Aldar Properties PJSC	1,087,314	947,292
DP World Ltd.	60,955	1,167,898
Emaar Properties PJSC	572,278	1,558,067

		3,673,257
UNITED KINGDOM — 7.30%
3i Group PLC	549,765	3,490,898
Aggreko PLC	40,589	988,330
AMEC PLC	37,092	617,153
Anglo American PLC	194,095	4,088,031
Antofagasta PLC	19,845	223,037
ARM Holdings PLC	243,346	3,406,522
AstraZeneca PLC	243,346	17,688,611
Aviva PLC	520,511	4,338,570
BAE Systems PLC	749,160	5,497,716
Barclays PLC	2,692,855	10,374,052
BG Group PLC	572,836	9,531,091
BHP Billiton PLC	383,397	9,878,441
BP PLC	3,298,634	23,695,150
British American Tobacco PLC	324,836	18,433,352
British Land Co. PLC (The)	474,906	5,534,982
British Sky Broadcasting Group PLC	228,783	3,242,922
BT Group PLC	1,449,413	8,521,744
Burberry Group PLC	61,820	1,514,200
Capita PLC	64,630	1,134,279
Carnival PLC	81,490	3,243,648
Centrica PLC	1,333,196	6,452,060
Compass Group PLC	585,473	9,422,884
Diageo PLC	381,144	11,207,625
Experian PLC	437,798	6,573,354
Fresnillo PLC	104,532	1,166,467

Security	Shares	Value

GlaxoSmithKline PLC	868,370	$19,692,773
Glencore PLC[a]	1,554,501	7,955,807
HSBC Holdings PLC	3,385,488	34,637,043
Imperial Tobacco Group PLC	169,292	7,342,517
Inmarsat PLC	76,994	843,775
Intertek Group PLC	10,678	465,004
J Sainsbury PLC	608,673	2,390,642
Johnson Matthey PLC	107,342	5,107,280
Kingfisher PLC	200,634	970,977
Land Securities Group PLC	310,928	5,506,637
Legal & General Group PLC	1,992,000	7,361,737
Lloyds Banking Group PLC[a]	8,126,966	10,028,379
Marks & Spencer Group PLC	610,913	3,974,958
National Grid PLC	690,143	10,224,193
Next PLC	18,546	1,912,283
Nobel Corp. PLC	91,606	1,916,397
Old Mutual PLC	1,794,699	5,555,864
Pearson PLC	268,872	5,032,809
Petrofac Ltd.	20,794	352,633
Prudential PLC	484,671	11,185,151
Randgold Resources Ltd.	36,530	2,149,514
Reckitt Benckiser Group PLC	102,407	8,601,376
Reed Elsevier PLC	462,586	7,600,496
Rio Tinto PLC	241,660	11,488,398
Rolls-Royce Holdings PLC[a]	504,519	6,804,310
Royal Bank of Scotland Group PLC[a]	343,671	2,133,308
Royal Dutch Shell PLC Class A	689,012	24,642,255
Royal Dutch Shell PLC Class B	440,186	16,285,345
SABMiller PLC	223,676	12,614,136
Severn Trent PLC	23,604	753,746
Shire PLC	146,120	9,731,842
Smith & Nephew PLC	301,939	5,105,910
SSE PLC	233,862	5,982,561
Standard Chartered PLC	391,380	5,883,295
Standard Life PLC	1,053,342	6,634,586
Tate & Lyle PLC	35,406	343,264
Tesco PLC	1,361,193	3,780,493
Tullow Oil PLC	174,220	1,354,049
Unilever PLC	249,614	10,039,526
United Utilities Group PLC	17,422	238,171
Vodafone Group PLC	4,857,154	16,108,688
Weir Group PLC (The)	26,976	985,286
Wm Morrison Supermarkets PLC	773,312	1,915,158
Wolseley PLC	96,905	5,142,457
WPP PLC	414,429	8,075,630

		487,115,778
UNITED STATES — 50.94%
3M Co.	125,927	19,363,795
Abbott Laboratories	257,454	11,222,420
AbbVie Inc.	268,074	17,011,976
Accenture PLC Class A	139,376	11,306,181
ACE Ltd.	92,168	10,073,962
Actavis PLC[a]	41,046	9,963,506
Activision Blizzard Inc.	55,076	1,098,766
Adobe Systems Inc.[a]	141,624	9,930,675
ADT Corp. (The)[b]	69,968	2,507,653
Advance Auto Parts Inc.	8,992	1,321,464
AES Corp. (The)	298,579	4,201,007
Aetna Inc.	90,485	7,465,917
Aflac Inc.	90,090	5,381,076
AGCO Corp.	28,279	1,253,042
Agilent Technologies Inc.	33,720	1,864,042

87

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

Air Products and Chemicals Inc.	60,162	$8,101,415
Akamai Technologies Inc.[a]	42,245	2,547,374
Alcoa Inc.	184,972	3,100,131
Alexion Pharmaceuticals Inc.[a]	30,348	5,807,393
Alleghany Corp.[a]	1,417	629,545
Allergan Inc.	63,506	12,069,950
Alliant Energy Corp.	17,984	1,113,389
Allstate Corp. (The)	122,567	7,948,470
Altera Corp.	25,290	869,217
Altria Group Inc.	359,680	17,386,931
Amazon.com Inc.[a]	69,688	21,286,896
Ameren Corp.	34,149	1,445,869
American Electric Power Co. Inc.	132,647	7,738,626
American Express Co.	168,172	15,127,071
American International Group Inc.	255,378	13,680,599
American Tower Corp.	121,392	11,835,720
American Water Works Co. Inc.	21,356	1,139,770
Ameriprise Financial Inc.	39,340	4,963,528
AmerisourceBergen Corp.	8,645	738,369
AMETEK Inc.	18,546	967,174
Amgen Inc.	142,748	23,150,871
Amphenol Corp. Class A	34,844	1,762,410
Anadarko Petroleum Corp.	96,807	8,884,946
Annaly Capital Management Inc.	230,982	2,635,505
Apache Corp.	65,762	5,076,826
Apple Inc.	1,128,882	121,919,256
Applied Materials Inc.	316,499	6,991,463
Archer-Daniels-Midland Co.	128,167	6,023,849
AT&T Inc.	927,862	32,326,712
Autodesk Inc.[a,b]	29,786	1,713,886
Automatic Data Processing Inc.	138,252	11,306,249
AutoZone Inc.[a]	3,120	1,726,982
Avago Technologies Ltd.	38,778	3,344,603
AvalonBay Communities Inc.	15,174	2,364,716
Baker Hughes Inc.	82,250	4,355,960
Bank of America Corp.	1,849,542	31,738,141
Bank of New York Mellon Corp. (The)	193,929	7,508,931
Baxter International Inc.	103,527	7,261,384
BB&T Corp.	171,532	6,497,632
Becton, Dickinson and Co.	46,722	6,013,121
Bed Bath & Beyond Inc.[a,b]	62,382	4,200,804
Berkshire Hathaway Inc. Class Ba	177,270	24,846,163
Best Buy Co. Inc.	71,936	2,455,895
Biogen Idec Inc.[a]	46,646	14,977,098
BlackRock Inc.[e]	16,485	5,623,198
Boeing Co. (The)	134,887	16,848,735
BorgWarner Inc.	8,445	481,534
Boston Properties Inc.	35,629	4,515,976
Boston Scientific Corp.[a]	368,824	4,897,983
Bristol-Myers Squibb Co.	313,760	18,257,694
Broadcom Corp. Class A	56,762	2,377,193
Brown-Forman Corp. Class B NVS	7,306	677,047
Bunge Ltd.	8,645	766,379
C.H. Robinson Worldwide Inc.	60,134	4,161,874
C.R. Bard Inc.	35,406	5,805,522
CA Inc.	162,980	4,736,199
Cablevision NY Group Class A	27,538	512,758
Cabot Oil & Gas Corp.	86,548	2,691,643
Calpine Corp.[a]	62,382	1,423,557
Cameron International Corp.[a]	34,844	2,074,960
Capital One Financial Corp.	96,807	8,012,715
Cardinal Health Inc.	88,393	6,937,083
CareFusion Corp.[a]	45,677	2,620,489
CarMax Inc.[a,b]	30,910	1,728,178

Security	Shares	Value

Carnival Corp.	110,714	$4,445,167
Caterpillar Inc.	99,047	10,044,356
CBRE Group Inc. Class Aa	53,390	1,708,480
CBS Corp. Class B NVS	179,841	9,750,979
Celanese Corp. Series A	17,422	1,023,194
Celgene Corp.[a]	165,228	17,694,267
CenturyLink Inc.	109,811	4,554,960
Cerner Corp.[a]	33,158	2,100,228
CF Industries Holdings Inc.	7,868	2,045,680
Charles Schwab Corp. (The)	281,782	8,078,690
Cheniere Energy Inc.[a]	50,580	3,793,500
Chesapeake Energy Corp.	134,598	2,985,384
Chevron Corp.	339,448	40,716,788
Chipotle Mexican Grill Inc.[a]	5,620	3,585,560
Chubb Corp. (The)	43,836	4,355,545
Church & Dwight Co. Inc.	35,525	2,572,365
Cigna Corp.	69,126	6,882,876
Cisco Systems Inc.	930,806	22,776,823
CIT Group Inc.	31,871	1,559,448
Citigroup Inc.	522,751	27,982,861
Citrix Systems Inc.[a]	32,034	2,057,544
Clorox Co. (The)[b]	25,445	2,531,778
CME Group Inc.	55,199	4,626,228
CMS Energy Corp.	23,863	779,604
Coach Inc.	68,564	2,357,230
Cobalt International Energy Inc.[a]	60,134	704,169
Coca-Cola Co. (The)	670,466	28,079,116
Coca-Cola Enterprises Inc.	22,085	957,385
Cognizant Technology Solutions Corp. Class Aa	157,700	7,703,645
Colgate-Palmolive Co.	181,226	12,120,395
Comcast Corp. Class A	401,174	22,204,981
Comcast Corp. Class A Special NVS	80,928	4,462,370
Comerica Inc.	22,520	1,075,105
ConAgra Foods Inc.	193,328	6,640,817
Concho Resources Inc.[a]	19,853	2,164,573
ConocoPhillips	214,684	15,489,451
CONSOL Energy Inc.	58,007	2,134,658
Consolidated Edison Inc.	43,365	2,747,606
Constellation Brands Inc. Class Aa	28,662	2,623,719
Core Laboratories NV	8,430	1,176,238
Corning Inc.	308,659	6,305,903
Costco Wholesale Corp.	86,730	11,567,180
Covidien PLC	105,656	9,766,841
Cree Inc.[a,b]	25,290	796,129
Crown Castle International Corp.	43,274	3,380,565
CSX Corp.	282,686	10,072,102
Cummins Inc.	32,165	4,701,880
CVS Health Corp.	193,328	16,589,476
D.R. Horton Inc.	55,076	1,255,182
Danaher Corp.	146,892	11,810,117
Deere & Co.	68,810	5,886,007
Delphi Automotive PLC	51,142	3,527,775
Delta Air Lines Inc.	102,407	4,119,834
Denbury Resources Inc.	20,525	254,510
Devon Energy Corp.	81,130	4,867,800
DIRECTV[a]	120,268	10,438,060
Discover Financial Services	54,514	3,476,903
Dollar General Corp.[a]	32,743	2,052,004
Dollar Tree Inc.[a]	33,232	2,012,862
Dominion Resources Inc.	133,767	9,537,587
Dover Corp.	78,300	6,220,152
Dow Chemical Co. (The)	179,372	8,860,977
Dr Pepper Snapple Group Inc.	73,290	5,075,332
DTE Energy Co.	12,926	1,062,000

88

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

Duke Energy Corp.	144,996	$11,911,421
Duke Realty Corp.	51,704	980,308
E.I. du Pont de Nemours and Co.	154,732	10,699,718
Eaton Corp. PLC	125,888	8,609,480
eBay Inc.[a]	210,417	11,046,892
Ecolab Inc.	56,200	6,251,126
Edison International	106,887	6,688,988
Edwards Lifesciences Corp.[a]	12,926	1,563,012
Electronic Arts Inc.[a]	111,838	4,582,003
Eli Lilly and Co.	179,372	11,897,745
EMC Corp.	395,086	11,350,821
Emerson Electric Co.	105,767	6,775,434
Energizer Holdings Inc.	8,992	1,102,869
Ensco PLC Class A	37,421	1,518,918
Entergy Corp.	51,202	4,301,992
EOG Resources Inc.	113,604	10,798,060
EQT Corp.	26,976	2,536,823
Equinix Inc.	10,116	2,113,232
Equity Residential	110,714	7,701,266
Estee Lauder Companies Inc. (The) Class A	27,538	2,070,307
Exelon Corp.	163,542	5,984,002
Expedia Inc.	15,653	1,330,035
Expeditors International of Washington Inc.	96,102	4,099,711
Express Scripts Holding Co.[a]	152,864	11,743,012
Exxon Mobil Corp.	777,246	75,167,461
F5 Networks Inc.[a]	19,845	2,440,538
Facebook Inc. Class Aa	340,572	25,539,494
Family Dollar Stores Inc.	15,365	1,202,926
Fastenal Co.	32,034	1,410,777
Federal Realty Investment Trust	10,678	1,407,360
FedEx Corp.	63,522	10,633,583
Fifth Third Bancorp	207,057	4,139,069
First Republic Bank	16,860	858,680
FirstEnergy Corp.	96,102	3,588,449
Fluor Corp.	64,860	4,302,812
FMC Technologies Inc.[a]	36,530	2,047,141
FNF Group	45,419	1,355,303
Ford Motor Co.	566,116	7,976,574
Fossil Group Inc.[a]	9,531	968,921
Franklin Resources Inc.	153,606	8,542,030
Freeport-McMoRan Inc.	177,160	5,049,060
Frontier Communications Corp.	168,172	1,099,845
Gap Inc. (The)	107,342	4,067,188
General Dynamics Corp.	61,362	8,575,953
General Electric Co.	1,811,730	46,760,751
General Growth Properties Inc.	66,425	1,721,072
General Mills Inc.	128,136	6,657,947
General Motors Co.	180,234	5,659,348
Gilead Sciences Inc.[a]	287,744	32,227,328
Goldman Sachs Group Inc. (The)	90,707	17,233,423
Google Inc. Class Aa	49,456	28,084,579
Google Inc. Class Ca	49,456	27,649,860
Halliburton Co.	181,612	10,014,086
Harley-Davidson Inc.	32,165	2,113,241
Harris Corp.	12,013	836,105
Hartford Financial Services Group Inc. (The)	75,938	3,005,626
HCA Holdings Inc.[a]	51,142	3,582,497
HCP Inc.	69,688	3,064,181
Helmerich & Payne Inc.	13,488	1,171,028
Herbalife Ltd.	20,711	1,086,499
Hershey Co. (The)	18,776	1,800,806
Hertz Global Holdings Inc.[a]	68,027	1,491,152
Hess Corp.	61,282	5,197,326
Hewlett-Packard Co.	356,504	12,791,364

Security	Shares	Value

HollyFrontier Corp.	31,045	$1,408,822
Home Depot Inc. (The)	265,826	25,923,352
Honeywell International Inc.	116,967	11,242,868
Hormel Foods Corp.	22,480	1,211,897
Hospira Inc.[a]	21,356	1,146,817
Host Hotels & Resorts Inc.	85,986	2,004,334
Hudson City Bancorp Inc.	88,243	851,545
Humana Inc.	34,282	4,760,056
Illinois Tool Works Inc.	114,727	10,445,893
Illumina Inc.[a]	23,604	4,545,658
Ingersoll-Rand PLC	102,379	6,410,973
Intel Corp.	911,002	30,983,178
International Business Machines Corp.	178,597	29,361,347
International Paper Co.	152,492	7,719,145
Intuit Inc.	98,912	8,705,245
Intuitive Surgical Inc.[a]	6,182	3,065,036
J.M. Smucker Co. (The)	18,725	1,947,400
Jacobs Engineering Group Inc.[a]	72,170	3,424,467
Johnson & Johnson	479,948	51,728,795
Johnson Controls Inc.	159,046	7,514,923
Joy Global Inc.	14,245	749,714
JPMorgan Chase & Co.	678,334	41,025,640
Juniper Networks Inc.	128,167	2,700,479
Kansas City Southern Industries Inc.	17,672	2,169,945
Kellogg Co.	81,490	5,212,100
Keurig Green Mountain Inc.	24,728	3,752,474
KeyCorp	118,875	1,569,150
Kimberly-Clark Corp.	75,478	8,624,871
Kimco Realty Corp.[b]	41,026	1,023,599
Kinder Morgan Inc.	89,992	3,482,690
KLA-Tencor Corp.	15,736	1,245,504
Kohl’s Corp.	57,886	3,138,579
Kraft Foods Group Inc.	88,355	4,978,804
Kroger Co. (The)	138,814	7,733,328
L Brands Inc.	28,805	2,077,417
L-3 Communications Holdings Inc.	50,670	6,154,378
Laboratory Corp. of America Holdings[a]	38,778	4,238,048
Las Vegas Sands Corp.	61,282	3,815,417
Legg Mason Inc.	80,010	4,160,520
Level 3 Communications Inc.[a]	21,918	1,028,173
Liberty Global PLC Series Aa	33,720	1,533,248
Liberty Global PLC Series C NVS[a]	66,316	2,949,073
Liberty Interactive Corp. Series Aa	73,290	1,915,801
Lincoln National Corp.	73,290	4,013,360
LinkedIn Corp. Class Aa	19,670	4,503,643
LKQ Corp.[a]	45,522	1,300,564
Lockheed Martin Corp.	61,282	11,678,511
Lorillard Inc.	83,259	5,120,428
Lowe’s Companies Inc.	236,040	13,501,488
LyondellBasell Industries NV Class A	65,754	6,025,039
M&T Bank Corp.	7,599	928,446
Macerich Co. (The)[b]	17,605	1,241,153
Macy’s Inc.	119,706	6,921,401
Marathon Oil Corp.	148,012	5,239,625
Marathon Petroleum Corp.	60,804	5,527,084
Marriott International Inc. Class A	42,212	3,197,559
Marsh & McLennan Companies Inc.	105,656	5,744,517
Marvell Technology Group Ltd.	59,572	800,648
Masco Corp.	70,812	1,562,821
MasterCard Inc. Class A	159,048	13,320,270
Mattel Inc.	43,061	1,337,905
McCormick & Co. Inc. NVS	21,084	1,491,060
McDonald’s Corp.	178,778	16,756,862
McGraw Hill Financial Inc.	77,558	7,017,448

89

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

McKesson Corp.	51,704	$10,517,111
MDU Resources Group Inc.	33,720	950,230
Mead Johnson Nutrition Co. Class A	57,324	5,692,846
Medtronic Inc.	192,812	13,142,066
Merck & Co. Inc.	531,090	30,771,355
MetLife Inc.	122,567	6,648,034
MGM Resorts International[a,b]	92,327	2,146,603
Michael Kors Holdings Ltd.[a]	38,778	3,047,563
Micron Technology Inc.[a]	196,138	6,490,206
Microsoft Corp.	1,387,016	65,120,401
Mondelez International Inc. Class A	265,302	9,354,549
Monsanto Co.	91,210	10,492,798
Monster Beverage Corp.[a]	27,538	2,778,033
Moody’s Corp.	65,754	6,524,769
Morgan Stanley	221,428	7,738,909
Mosaic Co. (The)	40,065	1,775,280
Motorola Solutions Inc.	84,988	5,481,726
Murphy Oil Corp.	60,162	3,212,049
Mylan Inc.[a]	60,598	3,245,023
Nabors Industries Ltd.	35,406	631,997
National Oilwell Varco Inc.	93,447	6,787,990
Navient Corp.	172,534	3,412,723
NetApp Inc.	62,801	2,687,883
Netflix Inc.[a]	11,240	4,414,735
New York Community Bancorp Inc.	32,889	524,580
Newell Rubbermaid Inc.	33,158	1,105,156
News Corp. Class A NVS[a]	73,954	1,144,808
NextEra Energy Inc.	85,610	8,579,834
Nike Inc. Class B	164,666	15,308,998
NiSource Inc.	34,844	1,465,539
Noble Energy Inc.	113,604	6,546,999
Nordstrom Inc.	14,757	1,071,506
Norfolk Southern Corp.	83,738	9,264,772
Northeast Utilities	40,687	2,007,903
Northern Trust Corp.	77,064	5,109,343
Northrop Grumman Corp.	68,810	9,493,028
NRG Energy Inc.	139,420	4,179,812
Nuance Communications Inc.[a,b]	48,332	745,763
Nucor Corp.	90,090	4,870,265
NVIDIA Corp.	156,972	3,067,233
O’Reilly Automotive Inc.[a]	15,736	2,767,648
Occidental Petroleum Corp.	149,132	13,262,309
OGE Energy Corp.	49,456	1,844,214
Omnicom Group Inc.	46,646	3,351,982
ONEOK Inc.	29,396	1,732,600
Oracle Corp.	643,490	25,128,284
Owens-Illinois Inc.[a]	95,687	2,465,854
PACCAR Inc.	121,954	7,966,035
Parker-Hannifin Corp.	60,134	7,638,822
Paychex Inc.	163,692	7,683,702
People’s United Financial Inc.	63,565	929,320
PepsiCo Inc.	257,396	24,753,773
Perrigo Co. PLC	29,224	4,718,215
PetSmart Inc.	21,918	1,585,767
Pfizer Inc.	1,153,225	34,539,089
PG&E Corp.	120,478	6,062,453
Philip Morris International Inc.	285,496	25,411,999
Phillips 66	120,327	9,445,669
Pinnacle West Capital Corp.	14,612	898,200
Pioneer Natural Resources Co.	26,414	4,993,831
Plum Creek Timber Co. Inc.	25,852	1,060,191
PNC Financial Services Group Inc. (The)[e]	110,272	9,526,398
PPL Corp.	115,847	4,053,487
Praxair Inc.	68,002	8,567,572

Security	Shares	Value

Precision Castparts Corp.	40,464	$8,930,405
Priceline Group Inc. (The)[a]	8,087	9,754,620
Principal Financial Group Inc.	99,047	5,187,091
Procter & Gamble Co. (The)	459,154	40,070,370
Progressive Corp. (The)	101,164	2,671,741
Prologis Inc.	64,630	2,691,840
Prudential Financial Inc.	76,650	6,786,591
Public Service Enterprise Group Inc.	119,207	4,924,441
Public Storage	26,414	4,869,157
PulteGroup Inc.	51,581	989,839
QEP Resources Inc.	75,530	1,893,537
QUALCOMM Inc.	314,158	24,664,545
Quest Diagnostics Inc.	53,430	3,390,668
Rackspace Hosting Inc.[a]	26,976	1,034,799
Ralph Lauren Corp.	6,182	1,019,041
Range Resources Corp.	29,753	2,035,105
Rayonier Inc.	21,356	714,785
Raytheon Co.	86,730	9,009,512
Realty Income Corp.[b]	40,464	1,862,558
Red Hat Inc.[a,b]	27,445	1,617,059
Regeneron Pharmaceuticals Inc.[a]	14,050	5,531,766
Regions Financial Corp.	180,130	1,788,691
Republic Services Inc.	16,485	633,024
Reynolds American Inc.	102,284	6,434,686
Rockwell Automation Inc.	12,926	1,452,236
Ross Stores Inc.	28,100	2,268,232
Royal Caribbean Cruises Ltd.	8,645	587,601
Safeway Inc.	83,738	2,919,107
Salesforce.com Inc.[a]	95,813	6,131,074
SanDisk Corp.	61,282	5,769,087
SBA Communications Corp. Class Aa	33,285	3,738,904
SCANA Corp.	26,251	1,440,917
Schlumberger Ltd.	266,388	26,281,840
Seagate Technology PLC	74,746	4,696,291
Sears Holdings Corp.[a,b]	34,029	1,188,293
Sempra Energy	41,785	4,596,350
Simon Property Group Inc.	68,567	12,287,892
Sirius XM Holdings Inc.[a,b]	381,036	1,306,953
SL Green Realty Corp.	11,461	1,326,038
Southern Co. (The)	159,212	7,381,068
Southwest Airlines Co.	36,530	1,259,554
Southwestern Energy Co.[a]	98,350	3,197,359
Spectra Energy Corp.	205,692	8,048,728
Sprint Corp.[a,b]	189,091	1,121,310
St. Jude Medical Inc.	70,250	4,507,943
Starbucks Corp.	173,096	13,079,134
Starwood Hotels & Resorts Worldwide Inc.	69,930	5,360,834
State Street Corp.	81,130	6,122,070
Stryker Corp.	72,170	6,317,040
SunTrust Banks Inc.	123,687	4,841,109
Symantec Corp.	204,568	5,077,378
Sysco Corp.	109,127	4,205,755
T. Rowe Price Group Inc.	94,567	7,763,005
Target Corp.	130,946	8,095,082
TE Connectivity Ltd.	115,772	7,077,142
Teradata Corp.[a]	94,978	4,019,469
Tesla Motors Inc.[a]	20,232	4,890,074
Texas Instruments Inc.	266,414	13,230,119
Textron Inc.	87,315	3,626,192
Thermo Fisher Scientific Inc.	97,927	11,513,277
Tiffany & Co.	15,174	1,458,525
Time Warner Cable Inc.	53,463	7,870,288
Time Warner Inc.	196,138	15,587,087
TJX Companies Inc. (The)	195,576	12,383,872

90

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

Toll Brothers Inc.[a]	29,224	$933,707
Tractor Supply Co.	23,604	1,728,285
Travelers Companies Inc. (The)	67,440	6,797,952
Trimble Navigation Ltd.[a]	30,348	815,147
TripAdvisor Inc.[a,b]	23,042	2,042,904
TRW Automotive Holdings Corp.[a]	13,125	1,330,219
Twenty-First Century Fox Inc. Class A	296,339	10,217,769
Tyco International Ltd.	140,172	6,017,584
Tyson Foods Inc. Class A	42,712	1,723,429
U.S. Bancorp	312,019	13,292,009
UDR Inc.[b]	45,015	1,360,803
Ulta Salon, Cosmetics & Fragrance Inc.[a]	12,364	1,493,695
Union Pacific Corp.	163,542	19,044,466
United Continental Holdings Inc.[a]	16,298	860,697
United Parcel Service Inc. Class B	101,733	10,672,809
United Technologies Corp.	121,447	12,994,829
UnitedHealth Group Inc.	187,708	17,834,137
Valero Energy Corp.	136,007	6,812,591
Varian Medical Systems Inc.[a]	41,588	3,498,383
Ventas Inc.	43,046	2,949,081
VeriSign Inc.[a,b]	69,688	4,164,555
Verisk Analytics Inc. Class Aa	25,852	1,611,872
Verizon Communications Inc.	720,012	36,180,603
Vertex Pharmaceuticals Inc.[a]	35,968	4,051,436
VF Corp.	40,464	2,738,604
Viacom Inc. Class B NVS	114,648	8,332,617
Visa Inc. Class A	90,492	21,847,484
Vornado Realty Trust	61,302	6,711,343
Vulcan Materials Co.	20,232	1,248,517
Wal-Mart Stores Inc.	243,346	18,559,999
Walgreen Co.	172,018	11,046,996
Walt Disney Co. (The)	296,736	27,115,736
Waste Management Inc.	165,790	8,105,473
Waters Corp.[a]	5,620	622,696
WellPoint Inc.	60,785	7,700,852
Wells Fargo & Co.	913,382	48,491,450
Western Digital Corp.	33,720	3,317,036
Western Union Co.	170,286	2,888,051
Weyerhaeuser Co.	74,746	2,530,900
Whirlpool Corp.	29,224	5,027,989
Whole Foods Market Inc.	48,894	1,923,001
Williams Companies Inc. (The)	160,293	8,897,864
Willis Group Holdings PLC	16,860	683,336
Windstream Holdings Inc.	42,150	441,732
Wisconsin Energy Corp.	41,967	2,084,081
Wynn Resorts Ltd.	12,571	2,388,616
Xcel Energy Inc.	51,202	1,713,731
Xerox Corp.	329,332	4,373,529
XL Group PLC	41,125	1,393,315
Xylem Inc.	96,807	3,519,903
Yahoo! Inc.[a]	247,842	11,413,124
Yum! Brands Inc.	106,218	7,629,639
Zimmer Holdings Inc.	60,162	6,692,421
Zoetis Inc.	66,013	2,453,043

		3,399,507,045

TOTAL COMMON STOCKS
(Cost: $5,687,519,885)		6,603,108,277

Security	Shares	Value

PREFERRED STOCKS — 0.76%

BRAZIL — 0.53%
Banco Bradesco SA	505,883	$7,695,104
Companhia Brasileira de Distribuicao	79,271	3,357,011
Companhia Energetica de Minas Gerais	281,086	1,630,298
Itau Unibanco Holding SA	496,564	7,437,986
Itausa - Investimentos Itau SA	618,256	2,492,226
Lojas Americanas SA	224,800	1,339,573
Petroleo Brasileiro SA	843,070	5,250,610
Telefonica Brasil SA	56,200	1,159,299
Vale SA Class A	562,000	4,936,355

		35,298,462
COLOMBIA — 0.03%
Bancolombia SA	134,880	1,892,869

		1,892,869
GERMANY — 0.16%
Henkel AG & Co. KGaA	26,976	2,662,626
Porsche Automobil Holding SE	14,245	1,165,981
Volkswagen AG	32,149	6,849,528

		10,678,135
SOUTH KOREA — 0.04%
Samsung Electronics Co. Ltd.	3,027	2,789,849

		2,789,849
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC[a]	45,164,520	72,256

		72,256

TOTAL PREFERRED STOCKS
(Cost: $53,099,331)		50,731,571

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAa	1,901,373	362,099

		362,099

TOTAL RIGHTS
(Cost: $366,937)		362,099

SHORT-TERM INVESTMENTS — 1.57%

MONEY MARKET FUNDS — 1.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	94,275,136	94,275,136
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	5,452,723	5,452,723

91

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

October 31, 2014

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	5,329,394	$5,329,394

		105,057,253

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,057,253)		105,057,253

TOTAL INVESTMENTS IN SECURITIES — 101.28%
(Cost: $5,846,043,406)		6,759,259,200
Other Assets, Less Liabilities — (1.28)%		(85,753,057)

NET ASSETS — 100.00%		$6,673,506,143

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

92

Schedule of Investments  (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.98%

AUSTRALIA — 5.59%
Alumina Ltd.[a]	315,469	$451,995
Amcor Ltd.	114,257	1,177,062
AMP Ltd.	379,645	1,952,192
Asciano Ltd.	118,962	655,639
ASX Ltd.	37,706	1,192,838
Aurizon Holdings Ltd.	212,882	875,737
Australia and New Zealand Banking Group Ltd.	247,998	7,302,676
BHP Billiton Ltd.	303,688	9,065,345
Boral Ltd.	211,587	922,486
Brambles Ltd.	217,137	1,818,929
Commonwealth Bank of Australia	151,470	10,715,283
Computershare Ltd.	123,233	1,329,109
Crown Resorts Ltd.	89,808	1,142,280
CSL Ltd.	49,742	3,506,166
Fortescue Metals Group Ltd.	193,545	595,441
Goodman Group	225,899	1,100,052
Iluka Resources Ltd.	49,770	314,985
Insurance Australia Group Ltd.	365,211	2,093,054
Macquarie Group Ltd.	39,647	2,131,758
Mirvac Group	477,681	753,688
National Australia Bank Ltd.	207,405	6,378,994
Newcrest Mining Ltd.[a]	64,702	530,057
Orica Ltd.	50,864	921,015
Origin Energy Ltd.	156,519	1,963,270
Qantas Airways Ltd.[a]	295,178	435,895
QBE Insurance Group Ltd.	136,618	1,384,606
Rio Tinto Ltd.	46,649	2,477,081
Santos Ltd.	119,744	1,357,790
Scentre Group[a]	547,910	1,704,910
Sonic Healthcare Ltd.	73,678	1,209,773
Stockland	198,781	740,849
Suncorp Group Ltd.	174,471	2,246,725
Sydney Airport	118,097	457,790
Tabcorp Holdings Ltd.	84,212	301,271
Telstra Corp. Ltd.	324,447	1,605,614
Transurban Group	147,555	1,054,468
Wesfarmers Ltd.	111,681	4,333,119
Westfield Corp.	182,512	1,270,591
Westpac Banking Corp.	264,792	8,095,124
Woodside Petroleum Ltd.	64,979	2,292,088
Woolworths Ltd.	137,258	4,343,394

		94,201,139
AUSTRIA — 0.18%
Erste Group Bank AG	18,700	475,848
IMMOEAST AG Escrow[a]	54,189	1
IMMOFINANZ AGa	184,281	556,896
OMV AG	9,004	282,987
Raiffeisen International Bank Holding AG	15,334	326,988
Vienna Insurance Group AG	11,509	553,137
Voestalpine AG	19,834	794,082

		2,989,939

Security	Shares	Value

BELGIUM — 0.89%
Ageas	33,501	$1,118,382
Anheuser-Busch InBev NV	68,068	7,514,235
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	9,177	626,749
Groupe Bruxelles Lambert SA	19,723	1,760,655
KBC Groep NVa	24,252	1,298,973
Solvay SA	8,993	1,224,759
UCB SA	15,774	1,272,556
Umicore SA	4,862	190,302

		15,006,611
BRAZIL — 1.25%
ALL — America Latina Logistica SA	93,500	258,764
AMBEV SA	432,800	2,893,036
Banco Bradesco SA	18,790	279,386
Banco do Brasil SA	93,500	1,056,779
BB Seguridade Participacoes SA	56,700	764,027
BM&F Bovespa SA	205,700	913,868
BR Malls Participacoes SA	37,400	303,352
BRF SA	79,759	2,096,500
CCR SA	74,800	562,498
Centrais Eletricas Brasileiras SA	74,800	189,633
CETIP SA — Mercados Organizados	18,729	239,700
Cielo SA	87,984	1,459,198
Companhia de Saneamento Basico do Estado de Sao Paulo	56,100	443,367
Companhia Siderurgica Nacional SA	93,500	314,404
CPFL Energia SA	37,400	283,535
Cyrela Brazil Realty SA Empreendimentos e Participacoes	18,700	93,902
EDP Energias do Brasil SA	56,100	221,112
Embraer SA	74,800	731,400
Fibria Celulose SAa	18,700	228,734
Hypermarcas SAa	56,100	395,806
JBS SA	74,800	336,889
Klabin SA	37,400	186,737
Kroton Educacional SA	194,444	1,399,613
Lojas Renner SA	19,300	583,692
Natura Cosmeticos SA	18,700	274,389
Petroleo Brasileiro SA	243,100	1,451,595
Souza Cruz SA	37,400	305,182
TIM Participacoes SA	116,860	641,588
Tractebel Energia SA	18,700	257,240
Ultrapar Participacoes SA	37,400	823,930
Vale SA	112,200	1,143,288

		21,133,144
CANADA — 7.46%
Agnico-Eagle Mines Ltd.	19,074	449,337
Agrium Inc.	17,244	1,686,546
Alimentation Couche-Tard Inc. Class B	33,660	1,141,953
ARC Resources Ltd.	41,514	978,706
Athabasca Oil Corp.[a,b]	40,060	129,690
Bank of Montreal	61,722	4,474,291
Bank of Nova Scotia (The)	115,674	7,081,307
Barrick Gold Corp.	99,011	1,175,012
Baytex Energy Corp.	8,790	268,506
BCE Inc.	24,428	1,084,413
BlackBerry Ltd.[a,b]	49,742	522,369
Bombardier Inc. Class B	201,300	662,400
Brookfield Asset Management Inc. Class A	59,687	2,920,690
Cameco Corp.	44,405	770,771

93

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2014

Security	Shares	Value

Canadian Imperial Bank of Commerce	36,708	$3,349,937
Canadian National Railway Co.	85,486	6,024,850
Canadian Natural Resources Ltd.	114,257	3,985,745
Canadian Oil Sands Ltd.	47,365	741,910
Canadian Pacific Railway Ltd.	14,960	3,110,624
Canadian Tire Corp. Ltd. Class A NVS	13,729	1,504,716
Canadian Utilities Ltd. Class A	8,734	301,811
Catamaran Corp.[a]	16,643	792,700
Cenovus Energy Inc.	50,303	1,244,357
CGI Group Inc. Class Aa	17,204	590,379
Crescent Point Energy Corp.	23,937	790,858
Dollarama Inc.	8,602	755,484
Eldorado Gold Corp.	82,467	450,571
Empire Co. Ltd. Class A	3,812	263,623
Enbridge Inc.	91,630	4,334,230
Encana Corp.	69,751	1,299,189
Enerplus Corp.	35,159	503,318
Finning International Inc.	35,228	909,251
First Quantum Minerals Ltd.	58,762	886,030
Fortis Inc.	23,091	752,052
Franco-Nevada Corp.	15,521	726,319
George Weston Ltd.	5,282	431,386
Gildan Activewear Inc.	11,781	701,562
Goldcorp Inc.	73,971	1,387,633
Great-West Lifeco Inc.	29,022	812,909
H&R Real Estate Investment Trust	12,989	258,409
Husky Energy Inc.	44,590	1,076,140
Imperial Oil Ltd.	35,717	1,717,977
Kinross Gold Corp.[a]	118,558	253,426
Loblaw Companies Ltd.	24,554	1,278,825
Magna International Inc. Class A	25,311	2,497,313
Manulife Financial Corp.	175,434	3,328,337
MEG Energy Corp.[a]	18,700	451,142
Metro Inc. Class A	3,179	223,315
National Bank of Canada	20,964	979,541
New Gold Inc.[a]	26,051	94,504
Onex Corp.	2,332	131,529
Open Text Corp.	14,960	825,988
Pacific Rubiales Energy Corp.	37,818	570,230
Pembina Pipeline Corp.	27,676	1,147,838
Penn West Petroleum Ltd.	59,653	269,839
Peyto Exploration & Development Corp.	16,456	464,291
Potash Corp. of Saskatchewan Inc.	85,272	2,909,587
Power Corp. of Canada	45,280	1,194,401
Power Financial Corp.	29,007	849,280
RioCan Real Estate Investment Trust	13,857	326,315
Rogers Communications Inc. Class B	43,454	1,633,403
Royal Bank of Canada	143,262	10,166,653
Saputo Inc.	21,694	615,348
Shaw Communications Inc. Class B	35,805	919,062
Silver Wheaton Corp.	42,262	734,323
SNC-Lavalin Group Inc.	21,134	910,255
Sun Life Financial Inc.	72,743	2,586,604
Suncor Energy Inc.	154,275	5,476,150
Talisman Energy Inc.	110,517	704,792
Teck Resources Ltd. Class B	46,810	739,444
TELUS Corp. NVS	35,784	1,281,933
Thomson Reuters Corp.	29,777	1,107,410
Tim Hortons Inc.	23,276	1,885,285
Toronto-Dominion Bank (The)	142,120	6,992,236
Tourmaline Oil Corp.[a]	19,116	685,494
TransAlta Corp.	16,134	156,839
TransCanada Corp.	77,637	3,825,212
Turquoise Hill Resources Ltd.[a,b]	99,595	333,912

Security	Shares	Value

Valeant Pharmaceuticals International Inc.[a,b]	28,798	$3,826,281
Yamana Gold Inc.	63,974	254,773

		125,681,071
CHILE — 0.29%
Aguas Andinas SA Series A	549,780	330,014
Banco de Chile	2,252,562	274,449
Banco de Credito e Inversiones	5,165	289,004
Banco Santander (Chile) SA	6,233,971	330,000
Cencosud SA	88,638	250,844
Colbun SA	1,185,393	320,823
CorpBanca SA	22,125,840	296,103
Empresa Nacional de Electricidad SA	259,556	404,479
Empresas CMPC SA	117,365	287,657
Empresas Copec SA	42,985	519,789
Enersis SA	2,341,583	744,975
LATAM Airlines Group SAa	30,931	370,117
S.A.C.I. Falabella SA	68,668	501,106

		4,919,360
CHINA — 4.31%
AAC Technologies Holdings Inc.	93,500	560,021
Air China Ltd. Class H	778,000	503,605
Anhui Conch Cement Co. Ltd. Class Hb	187,000	612,466
Anta Sports Products Ltd.	375,000	734,991
AviChina Industry & Technology Co. Ltd. Class H	760,000	578,193
Bank of China Ltd. Class H	5,797,000	2,773,219
Bank of Communications Co. Ltd. Class H	784,800	587,952
Beijing Capital International Airport Co. Ltd. Class H	380,000	278,806
Belle International Holdings Ltd.	561,000	713,982
Biostime International Holdings Ltd.[b]	93,500	211,711
Brilliance China Automotive Holdings Ltd.	380,000	656,592
BYD Co. Ltd. Class Hb	93,500	593,176
China Communications Construction Co. Ltd. Class H	187,000	143,471
China Construction Bank Corp. Class H	5,984,050	4,459,951
China COSCO Holdings Co. Ltd. Class Ha,b	467,500	209,782
China Everbright International Ltd.	374,000	516,015
China Gas Holdings Ltd.	374,000	669,373
China Life Insurance Co. Ltd. Class H	748,000	2,237,673
China Longyuan Power Group Corp. Ltd. Class H	187,000	199,654
China Mengniu Dairy Co. Ltd.	190,000	839,114
China Merchants Bank Co. Ltd. Class H	336,093	622,330
China Merchants Holdings (International) Co. Ltd.	374,000	1,181,530
China Minsheng Banking Corp. Ltd. Class H	561,200	562,271
China Mobile Ltd.	654,500	8,144,116
China National Building Material Co. Ltd. Class H	380,000	352,306
China Overseas Land & Investment Ltd.	374,000	1,085,078
China Pacific Insurance (Group) Co. Ltd. Class H	149,600	559,418
China Petroleum & Chemical Corp. Class H	2,619,000	2,269,404
China Resources Cement Holdings Ltd.	380,000	258,227
China Resources Enterprise Ltd.	374,000	889,282
China Resources Land Ltd.	374,000	889,282
China Shenhua Energy Co. Ltd. Class H	374,000	1,053,732
China State Construction International Holdings Ltd.	380,000	587,013
China Telecom Corp. Ltd. Class H	748,000	476,470
China Unicom (Hong Kong) Ltd.	374,000	562,312
China Vanke Co. Ltd.[a]	149,600	278,937
Chongqing Changan Automobile Co. Ltd.	56,100	123,916
CITIC Ltd.	187,000	327,453
CNOOC Ltd.	1,683,000	2,643,251
Country Garden Holdings Co. Ltd.	603,828	237,476
Dongfeng Motor Group Co. Ltd. Class H	374,000	577,744

94

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2014

Security	Shares	Value

Evergrande Real Estate Group Ltd.[b]	667,000	$256,300
Fosun International Ltd.	561,000	664,791
Franshion Properties (China) Ltd.	964,000	227,476
GCL-Poly Energy Holdings Ltd.[a,b]	1,848,000	624,324
Geely Automobile Holdings Ltd.	950,000	425,070
Golden Eagle Retail Group Ltd.[b]	190,000	232,747
GOME Electrical Appliances Holdings Ltd.[b]	2,162,320	340,163
Great Wall Motor Co. Ltd. Class H	207,500	909,712
Guangdong Investment Ltd.	374,000	491,902
Guangzhou Automobile Group Co. Ltd. Class H	435,449	387,430
Guangzhou R&F Properties Co. Ltd. Class H	150,000	163,439
Huaneng Power International Inc. Class H	374,000	459,109
Industrial and Commercial Bank of China Ltd. Class H	5,797,285	3,834,856
Inner Mongolia Yitai Coal Co. Ltd. Class B	112,200	180,530
Jiangxi Copper Co. Ltd. Class H	374,000	664,550
Kingboard Chemical Holdings Co. Ltd.	219,600	432,109
Lenovo Group Ltd.	748,000	1,101,475
Longfor Properties Co. Ltd.	280,500	325,162
PetroChina Co. Ltd. Class H	1,874,000	2,346,366
PICC Property and Casualty Co. Ltd. Class H	391,000	716,941
Ping An Insurance (Group) Co. of China Ltd. Class H	187,000	1,527,549
Poly Property Group Co. Ltd.	375,226	145,151
Shimao Property Holdings Ltd.	187,500	403,278
Shui On Land Ltd.	985,333	224,886
Sino-Ocean Land Holdings Ltd.	518,500	296,183
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,338,000	415,796
SOHO China Ltd.	333,500	244,689
Tencent Holdings Ltd.	561,000	8,941,046
Tingyi (Cayman Islands) Holding Corp.	374,000	929,792
Tsingtao Brewery Co. Ltd. Class H	18,000	132,995
Want Want China Holdings Ltd.	748,000	1,020,456
Yanzhou Coal Mining Co. Ltd. Class H	374,000	314,432
Yuexiu Property Co. Ltd.	1,989,680	366,882
Zhuzhou CSR Times Electric Co. Ltd. Class H	190,000	817,065
Zijin Mining Group Co. Ltd. Class H	793,000	203,485
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	189,240	91,018

		72,620,450
COLOMBIA — 0.07%
Cementos Argos SA	57,035	290,607
Cemex Latam Holdings SAa	57,596	513,144
Grupo Argos SA	8,789	95,450
Isagen SA ESP	268,719	353,380

		1,252,581
CZECH REPUBLIC — 0.10%
CEZ AS	24,310	672,283
Komercni Banka AS	5,049	1,081,322

		1,753,605
DENMARK — 1.04%
Carlsberg A/S Class B	7,293	642,036
Coloplast A/S Class B	24,310	2,115,568
Danske Bank A/S	66,459	1,822,327
Novo Nordisk A/S Class B	200,464	9,066,830
Novozymes A/S Class B	39,057	1,811,223
TrygVesta A/S	12,041	1,301,215
William Demant Holding A/Sa	9,350	708,389

		17,467,588

Security	Shares	Value

EGYPT — 0.04%
Global Telecom Holding SAE SP GDR[a]	234,738	$704,918

		704,918
FINLAND — 0.62%
Fortum OYJ	35,043	811,811
Kone OYJ Class B	40,395	1,735,954
Metso OYJ	8,789	286,636
Neste Oil OYJ	28,985	626,439
Nokia OYJ	340,901	2,844,586
Nokian Renkaat OYJ	17,765	500,577
Sampo OYJ Class A	53,737	2,569,876
UPM-Kymmene OYJ	36,839	582,484
Wartsila OYJ Abp	10,098	467,610

		10,425,973
FRANCE — 6.75%
Accor SA	9,537	400,408
Aeroports de Paris	7,512	888,096
Airbus Group NV	54,043	3,223,020
Alcatel-Lucent[a,b]	301,374	924,344
ALSTOM[a]	19,635	682,915
ArcelorMittal	89,068	1,165,034
Arkema SA	4,182	257,895
AXA SA	175,989	4,059,344
BNP Paribas SA	99,725	6,264,767
Bouygues SA	23,276	803,427
Bureau Veritas SA	8,228	203,394
Cap Gemini SA	17,059	1,121,240
Carrefour SA	71,808	2,102,559
Casino Guichard-Perrachon SA	7,882	807,607
CNP Assurances SA	25,126	469,372
Compagnie de Saint-Gobain	52,974	2,272,880
Compagnie Generale des Etablissements Michelin Class B	21,692	1,880,440
Credit Agricole SA	106,590	1,575,183
Danone SA	47,951	3,257,420
Dassault Systemes SA	7,854	497,623
Edenred SA	17,017	471,185
Electricite de France SA	13,464	397,266
Essilor International SA	23,027	2,541,733
Eutelsat Communications SA	8,602	278,705
Fonciere des Regions	1,918	176,145
GDF Suez	135,066	3,275,335
Gecina SA	6,402	866,275
Groupe Eurotunnel SA Registered	63,580	802,967
Iliad SA	2,805	613,260
Kering	10,304	1,987,477
L’Air Liquide SA	37,587	4,532,679
L’Oreal SA	24,684	3,868,917
Lafarge SA	13,277	920,069
Lagardere SCA	17,391	423,037
Legrand SA	47,379	2,548,969
LVMH Moet Hennessy Louis Vuitton SA	21,692	3,678,531
Natixis SA	95,403	656,342
Orange	198,783	3,166,738
Pernod Ricard SA	14,586	1,659,901
Publicis Groupe SA	25,311	1,752,731
Remy Cointreau SA	2,618	186,211
Renault SA	19,448	1,443,222
Safran SA	17,017	1,076,691

95

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2014

Security	Shares	Value

Sanofi	106,312	$9,811,391
Schneider Electric SE	53,374	4,204,931
SCOR SE	35,232	1,078,835
SES SA Class A FDR	29,920	1,032,761
Societe Generale	68,068	3,276,125
Sodexo	15,941	1,535,285
STMicroelectronics NV	51,238	341,459
Suez Environnement SA	19,649	330,623
Technip SA	13,729	992,846
Total SA	193,171	11,476,780
Unibail-Rodamco SE	8,228	2,107,647
Vallourec SA	10,846	398,157
Veolia Environnement	44,775	748,075
Vinci SA	53,582	3,052,869
Vivendi SA	120,123	2,931,030
Wendel	1,683	185,433

		113,685,601
GERMANY — 5.76%
Adidas AG	18,326	1,332,866
Allianz SE Registered	45,837	7,276,279
BASF SE	92,939	8,178,979
Bayer AG Registered	70,312	9,994,257
Bayerische Motoren Werke AG	24,201	2,587,026
Brenntag AG	5,610	271,311
Celesio AG	17,849	588,147
Commerzbank AGa	100,156	1,507,708
Continental AG	8,755	1,718,316
Daimler AG Registered	96,395	7,491,570
Deutsche Bank AG Registered	128,781	4,014,382
Deutsche Boerse AG	27,346	1,867,612
Deutsche Post AG Registered	69,657	2,186,632
Deutsche Telekom AG Registered	311,916	4,697,412
Deutsche Wohnen AG Bearer	20,196	454,958
E.ON SE	184,056	3,166,191
Fresenius Medical Care AG & Co. KGaA	28,156	2,063,685
Fresenius SE & Co. KGaA	31,416	1,615,774
GEA Group AG	34,969	1,607,706
HeidelbergCement AG	9,724	661,792
Hochtief AG	10,285	760,150
Infineon Technologies AG	87,703	850,605
K+S AG Registered	22,066	615,549
Kabel Deutschland Holding AGa	3,894	526,910
Lanxess AG	4,114	213,806
Linde AG	20,757	3,826,850
MAN SE	3,627	413,029
Merck KGaA	18,328	1,654,955
METRO AGa	23,001	732,553
Muenchener Rueckversicherungs-Gesellschaft AG Registered	19,822	3,895,369
Osram Licht AGa	9,503	332,901
ProSiebenSat.1 Media AG Registered	18,169	731,975
RWE AG	48,344	1,711,714
SAP SE	90,074	6,121,188
Siemens AG Registered	79,674	8,975,139
ThyssenKrupp AGa	51,990	1,249,027
Volkswagen AG	5,093	1,082,859

		96,977,182
GREECE — 0.13%
Alpha Bank AEa	287,606	187,378
FF Group[a]	7,240	236,753
Hellenic Telecommunications Organization SAa	29,070	328,161

Security	Shares	Value

Jumbo SA	15,640	$171,459
National Bank of Greece SAa	159,698	384,165
OPAP SA	28,611	346,638
Piraeus Bank SAa	232,628	338,093
Public Power Corp. SAa	13,090	99,387
Titan Cement Co. SA	7,480	165,785

		2,257,819
HONG KONG — 2.33%
AIA Group Ltd.	935,000	5,214,404
Bank of East Asia Ltd. (The)	226,200	945,028
BOC Hong Kong (Holdings) Ltd.[b]	467,500	1,555,279
Cathay Pacific Airways Ltd.	187,000	350,601
Cheung Kong (Holdings) Ltd.	187,000	3,317,929
Cheung Kong Infrastructure Holdings Ltd.	187,000	1,364,787
CLP Holdings Ltd.	187,500	1,613,836
Galaxy Entertainment Group Ltd.[b]	187,000	1,276,776
Hanergy Thin Film Power Group Ltd.[a,b]	1,496,000	341,438
Hang Seng Bank Ltd.	74,800	1,267,372
Henderson Land Development Co. Ltd.	222,770	1,503,766
Hong Kong and China Gas Co. Ltd. (The)[b]	713,784	1,665,913
Hong Kong Exchanges and Clearing Ltd.	102,500	2,271,992
Hutchison Whampoa Ltd.	187,000	2,370,293
Li & Fung Ltd.	750,000	913,903
Link REIT (The)	280,500	1,647,511
MTR Corp. Ltd.	187,000	761,966
New World Development Co. Ltd.	488,000	612,895
Power Assets Holdings Ltd.	200,000	1,930,318
Sands China Ltd.	224,400	1,397,581
Shangri-La Asia Ltd.	384,666	558,508
SJM Holdings Ltd.[b]	187,000	394,969
Sun Hung Kai Properties Ltd.	187,000	2,787,446
Swire Pacific Ltd. Class A	95,000	1,245,809
Wharf Holdings Ltd. (The)[b]	187,000	1,381,666
Wynn Macau Ltd.[b]	150,000	541,572

		39,233,558
HUNGARY — 0.06%
MOL Hungarian Oil and Gas PLC	10,847	515,699
OTP Bank PLC	25,432	420,089

		935,788
INDIA — 1.58%
Dr. Reddy’s Laboratories Ltd. SP ADR	33,177	1,734,825
HDFC Bank Ltd. SP ADR	64,160	3,363,909
ICICI Bank Ltd. SP ADR	42,296	2,383,803
Infosys Ltd. SP ADR[b]	51,989	3,475,985
Larsen & Toubro Ltd. SP GDR[c]	94,875	2,590,087
Mahindra & Mahindra Ltd. SP GDR[b]	75,015	1,612,823
Ranbaxy Laboratories Ltd. SP GDRa,[b,c]	100,505	1,014,095
Reliance Industries Ltd. SP GDR	88,701	2,873,912
Sesa Sterlite Ltd. SP ADR	57,076	961,160
State Bank of India SP GDR[c]	28,428	2,495,978
Tata Motors Ltd. SP ADR	51,309	2,416,654
Wipro Ltd. SP ADR	135,820	1,657,004

		26,580,235
INDONESIA — 0.63%
PT Astra International Tbk	1,122,000	629,007

96

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2014

Security	Shares	Value

PT Bank Central Asia Tbk	1,776,500	$1,918,355
PT Bank Mandiri (Persero) Tbk	1,421,442	1,217,371
PT Bank Rakyat Indonesia (Persero) Tbk	1,683,000	1,542,344
PT Bumi Serpong Damai Tbk	280,500	37,253
PT Charoen Pokphand Indonesia Tbk	561,000	194,969
PT Global Mediacom Tbk	467,500	75,821
PT Gudang Garam Tbk	95,000	453,972
PT Kalbe Farma Tbk	3,104,600	438,009
PT Lippo Karawaci Tbk	1,589,500	140,734
PT Matahari Department Store Tbk	187,000	226,303
PT Media Nusantara Citra Tbk	280,500	64,990
PT Perusahaan Gas Negara (Persero) Tbk	1,496,000	736,550
PT Semen Gresik (Persero) Tbk	579,700	761,501
PT Telekomunikasi Indonesia (Persero) Tbk	5,804,000	1,320,728
PT Unilever Indonesia Tbk	187,000	470,401
PT United Tractors Tbk	280,545	426,563

		10,654,871
IRELAND — 0.25%
Bank of Ireland[a]	2,671,108	1,047,496
CRH PLC	63,421	1,404,062
Irish Bank Resolution Corp. Ltd.[a]	64,486	1
Kerry Group PLC Class A	25,822	1,753,176

		4,204,735
ISRAEL — 0.42%
Bank Hapoalim BM	78,540	400,518
Bank Leumi le-Israel BMa,b	78,540	278,747
Bezeq The Israel Telecommunication Corp. Ltd.	258,498	437,930
Delek Group Ltd. (The)	1,501	514,516
Israel Chemicals Ltd.	35,904	241,695
Israel Corp. Ltd. (The)[a,b]	187	91,713
NICE-Systems Ltd.	11,220	444,658
Teva Pharmaceutical Industries Ltd.	83,028	4,597,463

		7,007,240
ITALY — 1.62%
Assicurazioni Generali SpA	135,463	2,773,252
Banca Monte dei Paschi di Siena SpA[a,b]	492,572	375,223
CNH Industrial NV	113,363	923,212
Enel Green Power SpA	49,368	121,108
Enel SpA	599,522	3,057,145
Eni SpA	244,035	5,197,777
Exor SpA	28,050	1,221,249
Finmeccanica SpA[a]	45,688	411,574
Intesa Sanpaolo SpA	1,199,231	3,512,885
Luxottica Group SpA	21,797	1,109,584
Mediobanca SpA[a]	83,215	731,906
Prysmian SpA	14,212	245,726
Saipem SpA[a]	26,057	408,085
Snam SpA	90,695	489,753
Telecom Italia SpA[a]	1,167,688	1,320,355
Telecom Italia SpA RNC	428,242	382,556
Tenaris SA	38,415	755,644
Terna SpA	45,068	226,879
UniCredit SpA	424,737	3,065,202
Unione di Banche Italiane SpA	133,907	1,047,737

		27,376,852

Security	Shares	Value

JAPAN — 14.73%
Advantest Corp.	18,700	$213,514
AEON Co. Ltd.	74,800	730,285
AEON Financial Service Co. Ltd.	18,700	383,158
AEON Mall Co. Ltd.	20,900	377,712
Aisin Seiki Co. Ltd.	18,800	612,105
Ajinomoto Co. Inc.	12,000	225,110
ANA Holdings Inc.	187,000	429,364
Asahi Glass Co. Ltd.	187,000	960,814
Asahi Group Holdings Ltd.	56,100	1,714,952
Asahi Kasei Corp.	187,000	1,504,441
Astellas Pharma Inc.	280,500	4,251,099
Bandai Namco Holdings Inc.	19,000	457,946
Bridgestone Corp.	74,800	2,436,396
Canon Inc.	93,500	2,826,560
Casio Computer Co. Ltd.[b]	76,400	1,176,957
Chubu Electric Power Co. Inc.[a]	56,100	661,310
Chugai Pharmaceutical Co. Ltd.	37,400	1,139,298
Chugoku Electric Power Co. Inc. (The)	18,700	242,539
Citizen Holdings Co. Ltd.	74,800	477,071
Credit Saison Co. Ltd.	37,400	765,982
Dai-ichi Life Insurance Co. Ltd. (The)	93,500	1,376,165
Daido Steel Co. Ltd.	14,000	52,701
Daiichi Sankyo Co. Ltd.	85,200	1,258,943
Daikin Industries Ltd.	37,500	2,279,336
Daito Trust Construction Co. Ltd.	2,600	320,637
Daiwa Securities Group Inc.	187,000	1,436,216
Dena Co. Ltd.[b]	19,000	239,989
Denso Corp.	56,100	2,506,622
Dentsu Inc.	18,700	674,738
East Japan Railway Co.	37,400	2,884,109
Eisai Co. Ltd.	37,500	1,438,718
Electric Power Development Co. Ltd.	18,700	647,215
FANUC Corp.	18,700	3,189,367
Fast Retailing Co. Ltd.	1,300	468,084
Fuji Heavy Industries Ltd.	56,100	1,801,025
FUJIFILM Holdings Corp.	56,100	1,845,062
Fujitsu Ltd.	187,000	1,108,272
Gree Inc.[b]	19,000	131,520
GungHo Online Entertainment Inc.[b]	37,400	146,457
Gunma Bank Ltd. (The)	187,000	1,145,970
Hachijuni Bank Ltd. (The)	187,000	1,124,285
Hino Motors Ltd.	37,400	529,115
Hitachi Construction Machinery Co. Ltd.	18,700	372,816
Hitachi High-Technologies Corp.	18,700	555,470
Hitachi Ltd.	374,000	2,866,093
Hokuriku Electric Power Co.	18,700	248,210
Honda Motor Co. Ltd.	149,600	4,642,598
Hoya Corp.	74,800	2,607,208
Hulic Co. Ltd.	37,400	402,341
IBIDEN Co. Ltd.	18,700	272,564
Idemitsu Kosan Co. Ltd.	4,800	92,485
IHI Corp.	187,000	879,078
INPEX Corp.	74,800	936,126
Isetan Mitsukoshi Holdings Ltd.	37,400	498,756
Isuzu Motors Ltd.	93,500	1,194,345
ITOCHU Corp.	168,300	2,006,449
Japan Exchange Group Inc.	37,400	896,092
Japan Prime Realty Investment Corp.	187	683,912
Japan Retail Fund Investment Corp.	374	746,299
Japan Tobacco Inc.	112,200	3,769,191
JFE Holdings Inc.	37,500	727,889

97

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2014

Security	Shares	Value

JSR Corp.	37,400	$660,559
JTEKT Corp.	56,100	866,233
JX Holdings Inc.	187,000	792,671
Kansai Electric Power Co. Inc. (The)[a]	74,800	726,949
Kao Corp.	56,100	2,154,074
Kawasaki Heavy Industries Ltd.	187,000	717,274
KDDI Corp.	56,100	3,615,561
Keikyu Corp.	187,000	1,532,965
Keio Corp.	187,000	1,401,186
Kintetsu Corp.	187,000	643,879
Kirin Holdings Co. Ltd.	56,100	714,605
Kobe Steel Ltd.	187,000	291,914
Komatsu Ltd.	93,500	2,176,426
Konica Minolta Holdings Inc.	95,000	1,028,768
Kubota Corp.	187,000	2,898,287
Kuraray Co. Ltd.	74,800	852,722
Kurita Water Industries Ltd.	37,500	806,498
Kyocera Corp.	38,000	1,710,093
Kyushu Electric Power Co. Inc.[a]	37,400	398,671
Mabuchi Motor Co. Ltd.	19,000	1,606,708
Marubeni Corp.	187,000	1,181,000
Mazda Motor Corp.	74,800	1,698,772
Meiji Holdings Co. Ltd.	19,095	1,575,565
Mitsubishi Chemical Holdings Corp.	187,500	912,203
Mitsubishi Corp.	149,600	2,887,111
Mitsubishi Electric Corp.	187,000	2,329,472
Mitsubishi Estate Co. Ltd.	187,000	4,663,115
Mitsubishi Heavy Industries Ltd.	375,000	2,286,696
Mitsubishi Motors Corp.	74,800	755,973
Mitsubishi UFJ Financial Group Inc.	1,280,400	7,220,631
Mitsui & Co. Ltd.	130,900	1,944,730
Mitsui Chemicals Inc.	187,000	535,453
Mitsui Fudosan Co. Ltd.	51,000	1,595,669
Mitsui O.S.K. Lines Ltd.	187,000	577,155
Mizuho Financial Group Inc.	2,075,700	3,703,135
MS&AD Insurance Group Holdings Inc.	37,400	786,499
Murata Manufacturing Co. Ltd.	18,700	2,035,890
Nabtesco Corp.	19,000	457,607
NEC Corp.	342,000	1,177,575
Nidec Corp.	37,400	2,409,373
Nikon Corp.	37,400	501,091
Nintendo Co. Ltd.	18,700	1,986,682
Nippon Building Fund Inc.	205	1,137,416
Nippon Steel & Sumitomo Metal Corp.	748,860	1,937,196
Nippon Telegraph and Telephone Corp.	37,400	2,299,280
Nissan Motor Co. Ltd.	205,700	1,831,034
Nisshin Seifun Group Inc.	15,125	150,973
Nissin Foods Holdings Co. Ltd.	18,700	977,494
Nitto Denko Corp.	19,000	1,008,938
Nomura Holdings Inc.	362,700	2,183,544
Nomura Real Estate Holdings Inc.	19,000	329,138
NSK Ltd.	187,000	2,373,676
NTT DOCOMO Inc.	130,900	2,174,174
NTT Urban Development Corp.	19,000	210,330
Olympus Corp.[a]	18,700	653,053
Omron Corp.	37,400	1,728,130
Ono Pharmaceutical Co. Ltd.	19,000	1,888,051
ORIX Corp.	130,900	1,761,408
Osaka Gas Co. Ltd.	187,000	735,623
Otsuka Holdings Co. Ltd.	18,700	646,798
Panasonic Corp.	205,700	2,394,527
Rakuten Inc.	93,500	1,037,545
Resona Holdings Inc.	187,000	1,048,221
Sanrio Co. Ltd.[b]	2,700	77,432

Security	Shares	Value

Santen Pharmaceutical Co. Ltd.	18,700	$1,094,260
SBI Holdings Inc.	35,500	394,884
Secom Co. Ltd.	19,000	1,144,186
Seven & I Holdings Co. Ltd.	93,500	3,570,523
Sharp Corp.[a,b]	187,000	457,054
Shikoku Electric Power Co. Inc.[a]	18,700	250,712
Shin-Etsu Chemical Co. Ltd.	37,400	2,349,990
Shiseido Co. Ltd.	37,400	612,018
Showa Shell Sekiyu K.K.	74,800	630,534
SMC Corp.	3,200	886,883
SoftBank Corp.	93,500	6,621,440
Sony Corp.	112,200	2,073,756
Stanley Electric Co. Ltd.	37,400	740,293
Sumitomo Chemical Co. Ltd.	187,000	630,534
Sumitomo Corp.	103,100	1,081,536
Sumitomo Dainippon Pharma Co. Ltd.	37,400	429,697
Sumitomo Electric Industries Ltd.	74,800	987,836
Sumitomo Heavy Industries Ltd.	187,000	1,014,192
Sumitomo Mitsui Financial Group Inc.	130,900	5,137,100
Sumitomo Mitsui Trust Holdings Inc.	374,000	1,481,254
Sumitomo Rubber Industries Inc.	18,700	252,547
Suzuki Motor Corp.	37,400	1,218,865
T&D Holdings Inc.	56,100	704,096
Taiyo Nippon Sanso Corp.[b]	187,000	1,651,398
Takeda Pharmaceutical Co. Ltd.	74,800	3,205,714
TDK Corp.	19,000	1,044,021
Terumo Corp.	38,000	926,060
THK Co. Ltd.	18,700	457,054
Toho Gas Co. Ltd.	187,000	997,511
Tohoku Electric Power Co. Inc.	37,400	458,055
Tokio Marine Holdings Inc.	56,100	1,757,989
Tokyo Electric Power Co. Inc.[a]	149,600	529,782
Tokyo Electron Ltd.	19,000	1,177,914
Tokyo Gas Co. Ltd.	187,000	1,060,565
Tokyu Corp.	68,000	441,586
Tokyu Fudosan Holdings Corp.	112,200	775,657
TonenGeneral Sekiyu K.K.	14,000	121,511
Toray Industries Inc.	187,000	1,232,210
Toshiba Corp.	375,000	1,617,680
Toyo Seikan Group Holdings Ltd.	74,800	880,079
Toyo Suisan Kaisha Ltd.	4,000	136,836
Toyota Industries Corp.	37,500	1,742,786
Toyota Motor Corp.	261,800	15,174,849
Toyota Tsusho Corp.	37,400	917,443
Unicharm Corp.	56,100	1,287,840
United Urban Investment Corp.	374	584,161
USS Co. Ltd.	56,100	870,237
West Japan Railway Co.	18,700	883,248
Yahoo! Japan Corp.	177,700	629,293
Yakult Honsha Co. Ltd.	18,700	1,010,856
Yamada Denki Co. Ltd.	112,200	353,299
Yamaha Motor Co. Ltd.	37,400	688,249
Yamato Holdings Co. Ltd.	56,100	1,180,750
Yamazaki Baking Co. Ltd.	7,000	85,670
Yokogawa Electric Corp.	37,400	502,092

		248,137,087
MALAYSIA — 0.82%
Alliance Financial Group Bhd	317,900	462,945
Axiata Group Bhd	243,100	521,047
Berjaya Sports Toto Bhd	82,962	91,052
British American Tobacco (Malaysia) Bhd	18,700	395,121
Bumi Armada Bhd[a]	448,800	214,218

98

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2014

Security	Shares	Value

CIMB Group Holdings Bhd	430,100	$848,628
DiGi.Com Bhd	392,700	739,017
Genting Bhd	205,700	609,736
Genting Malaysia Bhd	187,000	244,463
Hong Leong Bank Bhd	74,800	332,470
Hong Leong Financial Group Bhd	37,400	205,804
IHH Healthcare Bhd	149,600	225,133
IOI Corp. Bhd	311,900	463,690
IOI Properties Group Bhd	243,199	203,328
Kuala Lumpur Kepong Bhd	56,100	392,278
Lafarge Malaysia Bhd	93,500	297,904
Malayan Banking Bhd	336,600	992,634
Malaysia Airports Holdings Bhd	149,600	328,376
Maxis Bhd	280,500	574,772
Petronas Chemicals Group Bhd	205,700	384,603
Petronas Dagangan Bhd	37,400	231,956
Petronas Gas Bhd	112,200	766,818
PPB Group Bhd	37,400	179,879
Public Bank Bhd	225,440	1,270,702
RHB Capital Bhd	74,800	200,119
Sapurakencana Petroleum Bhd	299,200	310,184
Sime Darby Bhd	187,000	550,326
Tenaga Nasional Bhd	280,500	1,139,311
UEM Sunrise Bhd	486,200	277,892
UMW Holdings Bhd	56,100	199,209
YTL Corp. Bhd	299,253	151,025

		13,804,640
MEXICO — 1.21%
Alfa SAB de CV Series A	374,000	1,190,274
America Movil SAB de CV Series L	3,496,900	4,261,254
Cemex SAB de CV CPO[a]	1,424,237	1,752,449
Compartamos SAB de CVb	135,900	302,282
Fibra Uno Administracion SAB de CV	241,300	837,568
Fomento Economico Mexicano SAB de CV BD Units	280,500	2,694,551
Grupo Aeroportuario del Sureste SAB de CV Series B	18,700	249,677
Grupo Financiero Banorte SAB de CV Series O	251,700	1,612,736
Grupo Financiero Inbursa SAB de CV Series O	224,400	673,055
Grupo Financiero Santander Mexico SAB de CV Series B	224,400	597,162
Grupo Mexico SAB de CV Series B	476,729	1,636,017
Grupo Televisa SAB de CV CPO	224,400	1,619,726
Industrias Penoles SAB de CV	10,285	230,539
Kimberly-Clark de Mexico SAB de CV Series A	355,300	821,389
Minera Frisco SAB de CV Series A1[a,b]	93,500	166,156
OHL Mexico SAB de CVa	74,800	210,260
Wal-Mart de Mexico SAB de CV Series V	673,200	1,554,318

		20,409,413
NETHERLANDS — 1.90%
AEGON NV	224,213	1,824,272
Akzo Nobel NV	29,359	1,949,915
ASML Holding NV	35,420	3,525,811
Fiat Chrysler Automobiles[a,b]	106,964	1,193,406
Gemalto NVb	6,732	514,590
Heineken NV	22,253	1,661,417
ING Groep NV CVA[a]	394,196	5,635,266
Koninklijke Ahold NV	124,046	2,073,267
Koninklijke DSM NV	23,940	1,498,672
Koninklijke KPN NV	303,875	996,358
Koninklijke Philips NV	105,692	2,951,676
OCI NVa	9,537	332,060
Reed Elsevier NV	50,490	1,161,750

Security	Shares	Value

TNT Express NV	37,006	$214,716
Unilever NV CVA	152,571	5,915,331
Ziggo NV	11,968	584,569

		32,033,076
NEW ZEALAND — 0.11%
Auckland International Airport Ltd.	319,104	960,654
Fletcher Building Ltd.	62,647	419,105
Spark New Zealand Ltd.	203,370	499,126

		1,878,885
NORWAY — 0.52%
Aker Solutions ASA[a,d]	24,571	159,051
DNB ASA	78,353	1,438,000
Gjensidige Forsikring ASA	22,293	404,517
Norsk Hydro ASA	119,306	666,954
Orkla ASA	77,792	594,012
Seadrill Ltd.[b]	37,961	853,012
Statoil ASA	105,338	2,387,308
Subsea 7 SA	27,716	298,262
Telenor ASA	51,238	1,150,597
Yara International ASA	19,279	884,418

		8,836,131
PERU — 0.11%
Compania de Minas Buenaventura SA SP ADR	22,480	206,816
Credicorp Ltd.	9,177	1,477,497
Southern Copper Corp.	4,023	115,782

		1,800,095
PHILIPPINES — 0.21%
Ayala Land Inc.	748,000	558,396
Bank of the Philippine Islands	474,565	1,004,650
Jollibee Foods Corp.	222,700	972,684
Metropolitan Bank & Trust Co.	570,993	1,049,736

		3,585,466
POLAND — 0.33%
Alior Bank SAa	11,729	260,908
Bank Handlowy w Warszawie SA	7,854	265,802
Bank Millennium SA	139,876	347,340
Bank Pekao SA	9,350	489,661
Cyfrowy Polsat SA	93,375	715,599
Eurocash SA	8,976	88,596
Jastrzebska Spolka Weglowa SAa	22,627	194,805
KGHM Polska Miedz SA	13,838	534,573
mBank SA	2,332	345,785
Orange Polska SA	71,621	215,123
Polski Koncern Naftowy Orlen SA	25,432	317,125
Powszechna Kasa Oszczednosci Bank Polski SA	66,759	743,509
Powszechny Zaklad Ubezpieczen SA	2,992	449,343
Synthos SA	139,763	173,737
Tauron Polska Energia SA	243,373	380,700

		5,522,606

99

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2014

Security	Shares	Value

PORTUGAL — 0.11%
Banco Espirito Santo SA Registered[a]	1	$—
Energias de Portugal SA	271,150	1,165,593
Galp Energia SGPS SA Class B	31,603	457,921
Jeronimo Martins SGPS SAb	34,452	301,248

		1,924,762
QATAR — 0.09%
Masraf Al Rayan QSC	52,743	738,667
Ooredoo QSC	11,566	392,251
Qatar National Bank SAQ	6,059	356,563

		1,487,481
RUSSIA — 0.96%
Gazprom OAO SP ADR	494,647	3,278,520
LUKOIL OAO SP ADR	44,212	2,168,599
Magnit PJSC SP GDR[c]	30,668	2,054,756
MegaFon OAO SP GDR[c]	10,472	245,045
MMC Norilsk Nickel OJSC SP ADR	61,215	1,144,108
Mobile TeleSystems OJSC SP ADR	62,458	893,149
NovaTek OAO SP GDR[c]	15,344	1,647,946
Rosneft Oil Co. OJSC SP GDR[c]	83,776	466,632
RusHydro OJSC SP ADR	156,238	260,293
Sberbank of Russia SP ADR	220,875	1,676,441
Sistema JSFC SP GDR[c]	32,453	262,058
Surgutneftegas OJSC SP ADR	152,979	1,009,662
Tatneft OAO SP ADR	16,862	600,793
Uralkali OJSC SP GDR[c]	27,161	485,367

		16,193,369
SINGAPORE — 1.04%
Ascendas REIT	187,000	324,395
CapitaLand Ltd.	207,500	511,688
DBS Group Holdings Ltd.[b]	187,500	2,695,449
Genting Singapore PLC	1,285,000	1,099,572
Global Logistic Properties Ltd.	374,000	800,078
Hutchison Port Holdings Trust	375,000	253,125
Keppel Corp. Ltd.[b]	197,200	1,448,128
Noble Group Ltd.	748,199	695,525
Oversea-Chinese Banking Corp. Ltd.	210,375	1,618,521
SembCorp Marine Ltd.[b]	375,000	1,061,844
Singapore Airlines Ltd.[b]	187,000	1,440,140
Singapore Telecommunications Ltd.	748,000	2,199,486
United Overseas Bank Ltd.[b]	187,000	3,345,780

		17,493,731
SOUTH AFRICA — 1.68%
African Bank Investments Ltd.[b]	334,618	303
Anglo American Platinum Ltd.[a,b]	11,223	353,504
AngloGold Ashanti Ltd.[a]	43,665	369,573
Aspen Pharmacare Holdings Ltd.	46,958	1,672,414
Bidvest Group Ltd. (The)	15,915	437,054
FirstRand Ltd.	599,606	2,561,909
Foschini Group Ltd. (The)	17,614	198,734
Gold Fields Ltd.	114,267	376,511
Growthpoint Properties Ltd.	563,374	1,364,194
Harmony Gold Mining Co. Ltd.[a]	88,143	143,620
Impala Platinum Holdings Ltd.[a]	61,020	443,496
Imperial Holdings Ltd.	14,399	247,587
Investec Ltd.	23,188	211,372
Kumba Iron Ore Ltd.	12,529	312,403

Security	Shares	Value

MMI Holdings Ltd.	97,696	$249,303
Mr. Price Group Ltd.	24,123	498,204
MTN Group Ltd.	140,063	3,093,634
Nampak Ltd.	43,384	176,607
Naspers Ltd. Class N	39,981	4,967,821
Northam Platinum Ltd.[a]	120,304	369,940
PPC Ltd.	30,491	81,699
Rand Merchant Insurance Holdings Ltd.	67,384	239,842
Redefine Properties Ltd.	1,410,955	1,275,952
Remgro Ltd.	29,733	680,896
RMB Holdings Ltd.	67,384	373,366
Sappi Ltd.[a]	69,003	272,152
Sasol Ltd.	73,304	3,644,231
Shoprite Holdings Ltd.	26,180	378,659
Standard Bank Group Ltd.	60,401	758,635
Steinhoff International Holdings Ltd.	202,805	1,035,413
Tiger Brands Ltd.	14,647	439,675
Truworths International Ltd.	54,604	373,187
Woolworths Holdings Ltd.	89,203	632,988

		28,234,878
SOUTH KOREA — 3.13%
AmorePacific Corp.	375	807,033
AmorePacific Group	748	827,977
BS Financial Group Inc.	14,661	228,407
Celltrion Inc.[a,b]	6,545	256,906
Cheil Worldwide Inc.[a]	14,960	233,765
CJ CheilJedang Corp.	950	347,562
Coway Co. Ltd.	5,236	399,781
Daelim Industrial Co. Ltd.	2,106	139,713
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	13,090	224,142
DGB Financial Group Inc.	14,780	210,900
Dongbu Insurance Co. Ltd.	3,740	209,619
Doosan Heavy Industries & Construction Co. Ltd.	2,936	64,421
E-Mart Co. Ltd.	1,900	352,007
GS Engineering & Construction Corp.[a,b]	6,076	159,756
GS Holdings Corp.	4,095	158,822
Hana Financial Group Inc.	24,996	866,544
Hankook Tire Co. Ltd.	4,327	222,680
Hyundai Department Store Co. Ltd.	1,496	189,672
Hyundai Development Co. Engineering & Construction	5,430	205,010
Hyundai Engineering & Construction Co. Ltd.	6,545	297,325
Hyundai Glovis Co. Ltd.	1,496	372,345
Hyundai Heavy Industries Co. Ltd.	3,927	364,506
Hyundai Marine & Fire Insurance Co. Ltd.	5,430	143,532
Hyundai Mobis Co. Ltd.	5,984	1,399,792
Hyundai Motor Co.	14,212	2,260,664
Hyundai Steel Co.	5,049	321,725
Hyundai Wia Corp.	1,309	225,979
Industrial Bank of Korea	20,570	301,218
Kangwon Land Inc.	10,659	349,073
KB Financial Group Inc.	42,610	1,674,530
Kia Motors Corp.	21,692	1,057,473
Korea Aerospace Industries Ltd.	4,488	173,434
Korea Electric Power Corp.	41,140	1,788,060
Korea Gas Corp.[a]	4,372	204,951
Korea Investment Holdings Co. Ltd.	5,610	283,983
Korea Zinc Co. Ltd.	935	352,135
KT Corp.	16,830	516,523
KT&G Corp.	9,911	880,994
LG Chem Ltd.	3,931	735,639
LG Corp.	9,350	556,417
LG Display Co. Ltd.[a]	39,270	1,151,942

100

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2014

Security	Shares	Value

LG Electronics Inc.	10,098	$616,993
LG Household & Health Care Ltd.	1,309	763,062
LG Uplus Corp.	33,660	346,449
Lotte Chemical Corp.	1,683	228,341
Lotte Confectionery Co. Ltd.	187	336,300
Lotte Shopping Co. Ltd.	1,122	311,279
Mirae Asset Securities Co. Ltd.	5,610	241,202
NAVER Corp.	2,618	1,847,026
NCsoft Corp.	1,496	205,769
OCI Co. Ltd.[a,b]	935	80,488
ORION Corp.	570	440,008
POSCO	6,171	1,766,888
S-Oil Corp.	3,740	142,254
S1 Corp.	3,740	260,361
Samsung C&T Corp.	10,472	708,435
Samsung Electro-Mechanics Co. Ltd.	5,426	247,253
Samsung Electronics Co. Ltd.	11,407	13,277,730
Samsung Engineering Co. Ltd.[a]	2,805	161,676
Samsung Fire & Marine Insurance Co. Ltd.	2,618	704,270
Samsung Heavy Industries Co. Ltd.	14,734	359,137
Samsung Life Insurance Co. Ltd.	3,553	387,305
Samsung SDI Co. Ltd.	5,224	615,894
Samsung Securities Co. Ltd.	5,610	250,913
Samsung Techwin Co. Ltd.	3,179	97,565
Shinhan Financial Group Co. Ltd.	41,829	1,968,691
Shinsegae Co. Ltd.	561	104,197
SK C&C Co. Ltd.	2,431	551,606
SK Holdings Co. Ltd.	2,618	409,089
SK Hynix Inc.[a]	51,986	2,308,100
SK Innovation Co. Ltd.	5,236	428,686
SK Telecom Co. Ltd.	2,244	560,617
Woori Finance Holdings Co. Ltd.[a]	34,496	384,103
Yuhan Corp.	522	86,208

		52,714,852
SPAIN — 2.50%
Abertis Infraestructuras SA	45,315	942,752
Actividades de Construcciones y Servicios SA	29,100	1,077,375
Amadeus IT Holding SA Class A	36,091	1,324,900
Banco Bilbao Vizcaya Argentaria SA	495,820	5,533,766
Banco de Sabadell SA	353,972	1,020,031
Banco Popular Espanol SA	186,493	1,066,879
Banco Santander SA	1,076,993	9,483,337
Banco Santander SA New[a]	149,600	463,413
Bankia SAa	447,162	799,476
CaixaBank SA	192,343	1,048,533
Distribuidora Internacional de Alimentacion SA	74,711	474,018
Ferrovial SA	72,163	1,471,925
Gas Natural SDG SA	22,627	652,319
Grifols SA	10,472	427,003
Iberdrola SA	483,678	3,418,448
Inditex SA	99,110	2,783,382
International Consolidated Airlines Group SAa	82,093	535,974
Red Electrica Corporacion SA	8,183	713,983
Repsol SA	97,459	2,175,326
Telefonica SA	389,012	5,846,283
Zardoya Otis SA	67,495	785,604

		42,044,727
SWEDEN — 2.21%
Alfa Laval AB	71,808	1,472,985
Assa Abloy AB Class B	56,912	3,007,774

Security	Shares	Value

Atlas Copco AB Class A	54,791	$1,577,779
Electrolux AB Class B	49,368	1,397,601
Getinge AB Class B	42,117	976,057
Hennes & Mauritz AB Class B	104,533	4,148,690
Hexagon AB Class B	10,847	364,242
Husqvarna AB Class B	139,393	1,034,110
Investor AB Class B	95,183	3,398,176
Lundin Petroleum ABa,b	9,724	137,577
Millicom International Cellular SA SDR	8,097	658,680
Nordea Bank AB	332,112	4,249,992
Sandvik AB	146,795	1,604,772
Securitas AB Class B	74,712	822,814
Skandinaviska Enskilda Banken AB Class A	77,418	989,661
Skanska AB Class B	82,111	1,666,575
Svenska Cellulosa AB Class B	24,310	542,357
Svenska Handelsbanken AB Class A	34,303	1,632,119
Swedbank AB Class A	49,555	1,307,806
Tele2 AB Class B	46,070	583,326
Telefonaktiebolaget LM Ericsson Class B	239,921	2,820,598
TeliaSonera AB	263,762	1,819,540
Volvo AB Class B	92,191	1,058,292

		37,271,523
SWITZERLAND — 6.48%
ABB Ltd. Registered[a]	245,344	5,368,533
Actelion Ltd. Registered[a]	9,163	1,089,145
Adecco SA Registered[a]	10,847	733,126
Aryzta AGa	8,602	731,543
Barry Callebaut AG Registered[a]	187	195,656
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	187	937,672
Compagnie Financiere Richemont SA Class A Bearer	48,328	4,064,784
Credit Suisse Group AG Registered	131,274	3,489,001
Geberit AG Registered	1,870	636,902
Givaudan SA Registered[a]	726	1,209,183
Holcim Ltd. Registered[a]	15,521	1,099,025
Julius Baer Group Ltd.[a]	17,017	744,013
Kuehne & Nagel International AG Registered	15,579	2,026,589
Nestle SA Registered	315,469	23,075,503
Novartis AG Registered	222,952	20,686,387
Roche Holding AG Genusschein	66,976	19,742,419
SGS SA Registered	374	820,705
Sonova Holding AG Registered	3,553	553,005
Sulzer AG Registered	1,037	117,874
Swatch Group AG (The) Bearer	3,259	1,542,730
Swiss Life Holding AG Registered[a]	3,257	745,849
Swiss Prime Site AG Registered	8,228	624,933
Swiss Re AGa	40,593	3,277,132
Swisscom AG Registered	2,244	1,320,823
Syngenta AG Registered	10,473	3,240,542
Transocean Ltd.[b]	35,530	1,045,836
UBS AG Registered[a]	373,728	6,484,760
Zurich Insurance Group AGa	11,595	3,503,378

		109,107,048
TAIWAN — 2.67%
Acer Inc.[a]	561,000	384,556
Advanced Semiconductor Engineering Inc.	1,496,218	1,788,093
Asia Cement Corp.	390,440	503,189
AU Optronics Corp.	1,683,000	796,778
Cathay Financial Holding Co. Ltd.	643,318	1,057,515
Chailease Holding Co. Ltd.	228,470	563,354
Chang Hwa Commercial Bank Ltd.	763,482	480,683

101

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2014

Security	Shares	Value

China Development Financial Holding Corp.	1,870,000	$600,043
China Steel Corp.	1,351,288	1,163,965
Chunghwa Telecom Co. Ltd.	561,000	1,709,753
Compal Electronics Inc.	561,000	414,066
CTBC Financial Holding Co. Ltd.	1,357,627	950,716
Delta Electronics Inc.	187,000	1,118,932
E.Sun Financial Holding Co. Ltd.	979,367	619,822
Epistar Corp.	187,000	337,524
Far EasTone Telecommunications Co. Ltd.	374,000	827,518
First Financial Holding Co. Ltd.	1,281,436	787,824
Formosa Chemicals & Fibre Corp.	192,340	447,707
Formosa Petrochemical Corp.	187,000	438,351
Formosa Plastics Corp.	193,960	447,652
Highwealth Construction Corp.	171,600	296,752
Hon Hai Precision Industry Co. Ltd.	1,402,038	4,425,087
HTC Corp.[a]	43,000	190,144
Hua Nan Financial Holdings Co. Ltd.	1,421,523	841,235
Innolux Corp.	1,003,688	457,024
MediaTek Inc.	60,000	854,142
Mega Financial Holding Co. Ltd.	821,195	680,358
Nan Ya Plastics Corp.	377,840	781,357
Pegatron Corp.	187,000	339,368
Quanta Computer Inc.	374,000	939,411
Shin Kong Financial Holding Co. Ltd.	812,467	246,546
Siliconware Precision Industries Co. Ltd.	935,000	1,318,741
SinoPac Financial Holdings Co. Ltd.	1,388,794	602,702
Synnex Technology International Corp.	187,000	262,211
Taishin Financial Holdings Co. Ltd.	1,413,141	673,665
Taiwan Business Bank Ltd.[a]	1,623,410	487,826
Taiwan Cement Corp.	374,000	571,147
Taiwan Cooperative Financial Holding Co. Ltd.	1,673,670	894,157
Taiwan Mobile Co. Ltd.	374,000	1,213,611
Taiwan Semiconductor Manufacturing Co. Ltd.	2,431,000	10,430,046
U-Ming Marine Transport Corp.	374,000	585,288
Uni-President Enterprises Co.	442,897	760,088
United Microelectronics Corp.	1,870,000	823,829
Vanguard International Semiconductor Corp.	196,000	294,163
Yuanta Financial Holding Co. Ltd.	1,150,050	578,494

		44,985,433
THAILAND — 0.55%
Advanced Information Service PCL NVDR	74,800	548,885
Airports of Thailand PCL NVDR	56,100	416,831
Bangkok Bank PCL NVDR	187,840	1,141,920
Banpu PCL NVDR	187,500	162,630
BEC World PCL NVDR	244,500	362,208
BTS Group Holdings PCL NVDR	448,800	141,929
Central Pattana PCL NVDR	93,500	138,513
Charoen Pokphand Foods PCL NVDR	589,100	565,225
CP All PCL NVDR	697,100	973,843
Glow Energy PCL NVDR	214,700	659,196
Home Product Center PCL NVDR[b]	95,142	27,167
Indorama Ventures PCL NVDR	344,488	252,787
Minor International PCL NVDR	168,300	179,565
PTT Exploration & Production PCL NVDR	120,599	542,455
PTT Global Chemical PCL NVDR	187,601	357,116
PTT PCL NVDR	37,500	423,703
Siam Cement (The) PCL NVDR	56,400	779,245
Siam Commercial Bank PCL NVDR	187,000	1,019,113
Thai Oil PCL NVDR	122,200	167,898
TMB Bank PCL NVDR	1,215,500	114,944
True Corp. PCL NVDR[a]	623,260	225,805

		9,200,978

Security	Shares	Value

TURKEY — 0.40%
Akbank TAS	104,720	$378,750
Anadolu Efes Biracilik ve Malt Sanayii ASa	47,735	559,008
Arcelik AS	108,480	666,945
BIM Birlesik Magazalar AS	36,708	839,909
Coca-Cola Icecek AS	15,895	362,975
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	360,214	405,610
Enka Insaat ve Sanayi AS	42,914	103,989
Haci Omer Sabanci Holding AS	46,189	211,160
KOC Holding AS	36,199	185,055
Koza Altin Isletmeleri AS	4,488	29,008
TAV Havalimanlari Holding AS	13,464	113,099
Turk Hava Yollari AOa	127,761	419,502
Turk Telekomunikasyon AS	78,966	227,274
Turkiye Garanti Bankasi AS	171,853	671,869
Turkiye Halk Bankasi AS	45,815	306,438
Turkiye Is Bankasi AS Class C	72,777	182,254
Turkiye Petrol Rafinerileri AS	28,641	622,434
Turkiye Sise ve Cam Fabrikalari AS	44,746	68,121
Turkiye Vakiflar Bankasi TAO Class D	46,752	100,655
Ulker Biskuvi Sanayi AS	19,448	143,657
Yapi ve Kredi Bankasi ASb	75,276	165,118

		6,762,830
UNITED ARAB EMIRATES — 0.12%
Abu Dhabi Commercial Bank PJSC	172,739	371,532
Aldar Properties PJSC	488,658	425,730
DP World Ltd.	25,721	492,815
Emaar Properties PJSC	278,041	756,986

		2,047,063
UNITED KINGDOM — 14.73%
3i Group PLC	215,237	1,366,712
Aggreko PLC	17,204	418,912
AMEC PLC	68,494	1,139,633
Anglo American PLC	134,640	2,835,789
ARM Holdings PLC	124,355	1,740,806
AstraZeneca PLC	121,363	8,821,772
Aviva PLC	352,313	2,936,604
BAE Systems PLC	211,734	1,553,811
Barclays PLC	1,456,917	5,612,680
BG Group PLC	331,925	5,522,711
BHP Billiton PLC	211,871	5,458,977
BP PLC	1,714,416	12,315,202
British American Tobacco PLC	188,514	10,697,537
British Land Co. PLC (The)	79,720	929,129
British Sky Broadcasting Group PLC	90,508	1,282,920
BT Group PLC	849,354	4,993,730
Bunzl PLC	56,131	1,522,129
Burberry Group PLC	32,725	801,556
Capita PLC	116,362	2,042,193
Carnival PLC	25,193	1,002,788
Centrica PLC	509,825	2,467,320
Coca-Cola HBC AG	23,001	500,086
Compass Group PLC	227,039	3,654,075
Diageo PLC	257,312	7,566,317
Experian PLC	125,103	1,878,369
Fresnillo PLC	14,025	156,504

102

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2014

Security	Shares	Value

G4S PLC	216,952	$886,816
GlaxoSmithKline PLC	445,434	10,101,489
Glencore PLC[a]	951,891	4,871,699
HSBC Holdings PLC	1,728,674	17,686,123
ICAP PLC	110,704	741,381
Imperial Tobacco Group PLC	108,647	4,712,227
InterContinental Hotels Group PLC	47,557	1,802,430
ITV PLC	353,056	1,146,618
J Sainsbury PLC	200,560	787,725
Johnson Matthey PLC	31,977	1,521,450
Kingfisher PLC	326,689	1,581,025
Land Securities Group PLC	75,455	1,336,333
Legal & General Group PLC	889,933	3,288,882
Lloyds Banking Group PLC[a]	4,875,277	6,015,914
London Stock Exchange Group PLC	67,592	2,178,960
Marks & Spencer Group PLC	202,573	1,318,059
Melrose Industries PLC	98,880	405,132
National Grid PLC	435,523	6,452,100
Next PLC	21,441	2,210,787
Old Mutual PLC	587,995	1,820,261
Pearson PLC	75,361	1,410,625
Persimmon PLC[a]	26,180	612,764
Petrofac Ltd.	21,318	361,519
Prudential PLC	266,849	6,158,294
Randgold Resources Ltd.	5,423	319,103
Reckitt Benckiser Group PLC	67,555	5,674,084
Reed Elsevier PLC	74,204	1,219,205
Rexam PLC	158,478	1,206,854
Rio Tinto PLC	122,298	5,813,987
Rolls-Royce Holdings PLC[a]	158,015	2,131,105
Royal Bank of Scotland Group PLC[a]	200,277	1,243,202
Royal Dutch Shell PLC Class A	331,254	11,847,175
Royal Dutch Shell PLC Class B	229,075	8,474,975
SABMiller PLC	88,883	5,012,528
Sage Group PLC (The)	204,829	1,237,706
Shire PLC	59,317	3,950,614
Smith & Nephew PLC	132,251	2,236,418
SSE PLC	106,251	2,718,069
Standard Chartered PLC	213,284	3,206,124
Standard Life PLC	255,695	1,610,522
Tesco PLC	785,229	2,180,846
Tullow Oil PLC	95,744	744,129
Unilever PLC	95,183	3,828,280
United Utilities Group PLC	50,695	693,037
Vodafone Group PLC	2,425,857	8,045,323
Weir Group PLC (The)	13,838	505,427
Wm Morrison Supermarkets PLC	234,196	580,002
Wolseley PLC	41,514	2,203,023
WPP PLC	145,498	2,835,197

		248,143,810

TOTAL COMMON STOCKS
(Cost: $1,600,473,440)		1,650,690,144

PREFERRED STOCKS — 1.59%

BRAZIL — 1.02%
Banco Bradesco SA	261,830	3,982,757
Bradespar SA	18,700	127,591
Centrais Eletricas Brasileiras SA Class B	18,700	71,494
Companhia Brasileira de Distribuicao	18,700	791,918
Companhia Energetica de Minas Gerais	72,500	420,500

Security	Shares	Value

Companhia Paranaense de Energia Class B	29,600	$417,557
Gerdau SA	56,100	253,581
Itau Unibanco Holding SA	270,694	4,054,700
Itausa — Investimentos Itau SA	305,279	1,230,597
Lojas Americanas SA	45,950	273,814
Metalurgica Gerdau SA	18,700	102,134
Oi SA	411,329	217,949
Petroleo Brasileiro SA	430,100	2,678,648
Telefonica Brasil SA	43,500	897,322
Usinas Siderurgicas de Minas Gerais SA Class A	56,100	130,335
Vale SA Class A	168,300	1,478,271

		17,129,168
CHILE — 0.01%
Sociedad Quimica y Minera de Chile SA Series B	7,733	179,687

		179,687
COLOMBIA — 0.13%
Banco Davivienda SA	23,749	353,800
Bancolombia SA	119,248	1,673,494
Grupo Argos SA	10,659	117,413

		2,144,707
GERMANY — 0.34%
Henkel AG & Co. KGaA	17,765	1,753,468
Porsche Automobil Holding SE	17,109	1,400,406
Volkswagen AG	12,249	2,609,719

		5,763,593
SOUTH KOREA — 0.09%
Hyundai Motor Co. Ltd.	1,496	172,875
Hyundai Motor Co. Ltd. Series 2	3,366	403,140
Samsung Electronics Co. Ltd.	935	861,747

		1,437,762
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	14,221,350	22,752

		22,752

TOTAL PREFERRED STOCKS
(Cost: $28,741,938)		26,677,669

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAa	1,076,993	205,104

		205,104

TOTAL RIGHTS
(Cost: $207,844)		205,104

103

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

October 31, 2014

Security	Shares	Value

WARRANTS — 0.00%

THAILAND — 0.00%
Minor International PCL NVDR (Expires 11/03/17)[a]	8,415	$—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 1.47%

MONEY MARKET FUNDS — 1.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e,f,g]	23,025,067	23,025,067
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e,f,g]	1,331,733	1,331,733
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	417,901	417,901

		24,774,701

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,774,701)		24,774,701

TOTAL INVESTMENTS IN SECURITIES — 101.05%
(Cost: $1,654,197,923)		1,702,347,618
Other Assets, Less Liabilities — (1.05)%		(17,620,953)

NET ASSETS — 100.00%		$1,684,726,665

CPO — Certificates of Participation (Ordinary)

FDR — Fiduciary Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

104

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.90%

CHINA — 25.05%
AAC Technologies Holdings Inc.[a]	656,500	$3,932,125
Agile Property Holdings Ltd.	886,000	499,255
Agricultural Bank of China Ltd. Class H	19,065,000	8,850,062
Air China Ltd. Class H	1,744,000	1,128,904
Alibaba Pictures Group Ltd.[b]	4,250,000	882,311
Aluminum Corp. of China Ltd. Class Ha,b	3,490,000	1,548,071
Anhui Conch Cement Co. Ltd. Class Ha	1,092,000	3,576,542
Anta Sports Products Ltd.	872,000	1,709,098
AviChina Industry & Technology Co. Ltd. Class H	1,756,000	1,335,929
Bank of China Ltd. Class H	69,760,000	33,372,395
Bank of Communications Co. Ltd. Class H	7,849,100	5,880,348
BBMG Corp. Class H	1,092,000	771,632
Beijing Capital International Airport Co. Ltd. Class H	1,744,000	1,279,575
Beijing Enterprises Holdings Ltd.[a]	436,000	3,558,748
Beijing Enterprises Water Group Ltd.	3,498,000	2,503,340
Belle International Holdings Ltd.	3,924,000	4,994,053
Biostime International Holdings Ltd.[a]	218,000	493,615
Brilliance China Automotive Holdings Ltd.	2,626,000	4,537,394
BYD Co. Ltd. Class Ha	654,000	4,149,061
China Agri-Industries Holdings Ltd.	1,744,100	665,687
China BlueChemical Ltd. Class H	1,745,500	618,956
China Cinda Asset Management Co. Ltd.[b]	4,360,000	2,063,287
China CITIC Bank Corp. Ltd. Class H	6,993,200	4,553,804
China Coal Energy Co. Class Ha	3,491,000	2,138,210
China Communications Construction Co. Ltd. Class H	3,933,000	3,017,504
China Communications Services Corp. Ltd. Class H	1,744,000	818,568
China Construction Bank Corp. Class H	63,220,390	47,118,560
China COSCO Holdings Co. Ltd. Class Ha,b	2,180,000	978,234
China Everbright Bank Co. Ltd.	2,180,000	1,068,187
China Everbright International Ltd.	2,180,000	3,007,788
China Everbright Ltd.	878,000	1,707,273
China Gas Holdings Ltd.	1,744,000	3,121,353
China Huishan Dairy Holdings Co. Ltd.[a]	4,796,000	1,076,057
China International Marine Containers (Group) Co. Ltd. Class H	480,083	1,120,474
China Life Insurance Co. Ltd. Class H	6,546,000	19,582,628
China Longyuan Power Group Corp. Ltd. Class H	2,616,000	2,793,027
China Mengniu Dairy Co. Ltd.	1,313,000	5,798,722
China Merchants Bank Co. Ltd. Class H	4,035,946	7,473,203
China Merchants Holdings (International) Co. Ltd.	872,000	2,754,797
China Minsheng Banking Corp. Ltd. Class H	5,491,100	5,501,579
China Mobile Ltd.	5,232,000	65,103,157
China National Building Material Co. Ltd. Class H	2,626,000	2,434,617
China Oilfield Services Ltd. Class H	1,744,000	3,638,581
China Overseas Land & Investment Ltd.	3,489,760	10,124,768
China Pacific Insurance (Group) Co. Ltd. Class H	2,340,800	8,753,249
China Petroleum & Chemical Corp. Class H	21,800,000	18,890,035
China Railway Construction Corp. Ltd. Class H	1,745,500	1,832,109
China Railway Group Ltd. Class H	3,491,000	2,151,715
China Resources Cement Holdings Ltd.	1,744,000	1,185,125
China Resources Enterprise Ltd.	872,000	2,073,406
China Resources Gas Group Ltd.	872,000	2,490,561
China Resources Land Ltd.	1,744,000	4,146,812
China Resources Power Holdings Co. Ltd.	1,744,000	5,071,075
China Shenhua Energy Co. Ltd. Class H	3,052,000	8,598,901
China Shipping Container Lines Co. Ltd. Class Ha,b	3,312,000	943,821
China State Construction International Holdings Ltd.	1,744,000	2,694,079

Security	Shares	Value

China Taiping Insurance Holdings Co. Ltd.[b]	699,000	$1,499,814
China Telecom Corp. Ltd. Class H	12,226,000	7,787,864
China Unicom (Hong Kong) Ltd.	4,368,000	6,567,320
China Vanke Co. Ltd.[a,b]	1,127,584	2,102,443
Chongqing Changan Automobile Co. Ltd.	741,200	1,637,193
Chongqing Rural Commercial Bank Co. Ltd. Class H	2,184,000	1,050,433
CITIC Ltd.	1,744,000	3,053,889
CITIC Securities Co. Ltd. Class H	873,000	2,177,097
CNOOC Ltd.	15,696,000	24,651,496
COSCO Pacific Ltd.	1,744,000	2,293,790
Country Garden Holdings Co. Ltd.	4,190,838	1,648,192
CSPC Pharmaceutical Group Ltd.	1,744,000	1,605,653
CSR Corp Ltd. Class H	1,749,000	1,779,401
Datang International Power Generation Co. Ltd. Class H	2,626,000	1,378,149
Dongfeng Motor Group Co. Ltd. Class H	2,616,000	4,041,118
ENN Energy Holdings Ltd.	872,000	5,655,766
Evergrande Real Estate Group Ltd.[a]	5,680,000	2,182,587
Far East Horizon Ltd.	1,308,000	1,214,359
Fosun International Ltd.	1,433,000	1,698,121
Franshion Properties (China) Ltd.[a]	2,626,000	619,659
GCL-Poly Energy Holdings Ltd.[a,b]	8,721,000	2,946,284
Geely Automobile Holdings Ltd.	4,360,000	1,950,846
Golden Eagle Retail Group Ltd.[a]	439,000	537,768
GOME Electrical Appliances Holdings Ltd.	8,982,160	1,413,018
Great Wall Motor Co. Ltd. Class H	872,000	3,822,983
Guangdong Investment Ltd.	1,744,000	2,293,790
Guangzhou Automobile Group Co. Ltd. Class H	1,744,855	1,552,442
Guangzhou R&F Properties Co. Ltd. Class H	872,000	950,124
Haier Electronics Group Co. Ltd.	883,000	2,385,348
Haitian International Holdings Ltd.	436,000	935,507
Haitong Securities Co. Ltd. Class H	1,046,800	1,795,239
Hengan International Group Co. Ltd.	654,000	6,894,019
Huaneng Power International Inc. Class H	2,626,000	3,223,582
Industrial and Commercial Bank of China Ltd. Class H	64,092,350	42,396,554
Inner Mongolia Yitai Coal Co. Ltd. Class B	959,370	1,543,626
Intime Retail Group Co. Ltd.	1,090,000	950,124
Jiangsu Expressway Co. Ltd. Class H	878,000	980,436
Jiangxi Copper Co. Ltd. Class H	1,313,000	2,333,033
Kingboard Chemical Holdings Co. Ltd.	656,500	1,291,803
Kingsoft Corp. Ltd.[a]	436,000	1,028,832
Kunlun Energy Co. Ltd.	2,616,000	3,467,671
Lee & Man Paper Manufacturing Ltd.	1,313,000	721,243
Lenovo Group Ltd.	5,232,000	7,704,436
Longfor Properties Co. Ltd.	1,308,500	1,516,842
New China Life Insurance Co. Ltd. Class H	697,600	2,608,624
New World China Land Ltd.	1,750,000	1,062,835
Nine Dragons Paper (Holdings) Ltd.[a]	1,313,000	1,017,528
People’s Insurance Co. Group of China Ltd. Class H	5,232,000	2,260,058
PetroChina Co. Ltd. Class H	18,314,000	22,930,284
PICC Property and Casualty Co. Ltd. Class H	2,616,400	4,797,453
Ping An Insurance (Group) Co. of China Ltd. Class H	1,744,000	14,246,235
Poly Property Group Co. Ltd.	1,751,000	677,352
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,744,000	1,758,572
Shanghai Electric Group Co. Ltd. Class H	2,626,000	1,313,813
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.	436,000	1,568,548
Shanghai Industrial Holdings Ltd.	436,000	1,343,666
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	611,000	1,530,021
Shenzhou International Group Holdings Ltd.[a]	436,000	1,503,894
Shimao Property Holdings Ltd.	1,308,500	2,814,341
Shui On Land Ltd.	2,840,733	648,352
Sihuan Pharmaceutical Holdings Group Ltd.	3,492,000	2,787,224
Sino Biopharmaceutical Ltd.	1,744,000	1,756,323
Sino-Ocean Land Holdings Ltd.	2,834,000	1,618,865
Sinopec Engineering Group Co. Ltd.	873,000	844,272

105

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2014

Security	Shares	Value

Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,616,000	$812,946
Sinopharm Group Co. Ltd. Class H	872,400	3,408,516
SOHO China Ltd.	1,529,000	1,121,829
Sun Art Retail Group Ltd.[a]	2,180,000	2,333,144
Tencent Holdings Ltd.	4,490,800	71,572,994
Tingyi (Cayman Islands) Holding Corp.[a]	1,744,000	4,335,713
Tsingtao Brewery Co. Ltd. Class H	326,000	2,408,681
Uni-President China Holdings Ltd.	1,026,800	949,319
Want Want China Holdings Ltd.	5,233,000	7,139,099
Weichai Power Co. Ltd. Class H	436,400	1,674,090
Yanzhou Coal Mining Co. Ltd. Class Ha	1,744,000	1,466,227
Yingde Gases Group Co. Ltd.	873,000	683,298
Yuexiu Property Co. Ltd.	5,832,540	1,075,476
Zhejiang Expressway Co. Ltd. Class H	878,000	885,336
Zhongsheng Group Holdings Ltd.	458,000	470,685
Zhuzhou CSR Times Electric Co. Ltd. Class H	438,000	1,883,549
Zijin Mining Group Co. Ltd. Class H	5,232,000	1,342,542
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Ha	1,222,740	588,098
ZTE Corp. Class Ha	523,200	1,268,331

		685,900,394
HONG KONG — 12.90%
AIA Group Ltd.	10,464,000	58,356,716
Alibaba Health Information Technology Ltd.[b]	2,616,000	1,632,639
ASM Pacific Technology Ltd.[a]	261,600	2,877,357
Bank of East Asia Ltd. (The)	1,133,600	4,736,002
BOC Hong Kong (Holdings) Ltd.	3,270,000	10,878,636
Cathay Pacific Airways Ltd.	872,000	1,634,888
Cheung Kong (Holdings) Ltd.	1,243,000	22,054,467
Cheung Kong Infrastructure Holdings Ltd.	436,000	3,182,071
CLP Holdings Ltd.	1,744,000	15,010,831
First Pacific Co. Ltd.	1,745,000	1,883,336
Galaxy Entertainment Group Ltd.[a]	2,180,000	14,884,336
Hanergy Thin Film Power Group Ltd.[a]	10,464,000	2,388,240
Hang Lung Properties Ltd.	1,748,000	5,454,611
Hang Seng Bank Ltd.	654,000	11,081,030
Henderson Land Development Co. Ltd.	949,400	6,408,744
HKT Trust and HKT Ltd.	2,616,640	3,188,473
Hong Kong and China Gas Co. Ltd. (The)	5,270,964	12,301,997
Hong Kong Exchanges and Clearing Ltd.	974,600	21,602,762
Hutchison Whampoa Ltd.	1,851,000	23,462,103
Hysan Development Co. Ltd.[a]	436,000	1,987,389
Kerry Properties Ltd.	654,000	2,243,192
Li & Fung Ltd.	5,122,000	6,241,348
Link REIT (The)	1,962,000	11,523,765
MGM China Holdings Ltd.[a]	873,600	2,804,910
MTR Corp. Ltd.	1,310,000	5,337,838
New World Development Co. Ltd.	4,360,666	5,476,698
NWS Holdings Ltd.	1,313,500	2,455,868
PCCW Ltd.	3,492,000	2,219,873
Power Assets Holdings Ltd.	1,091,000	10,529,883
Sands China Ltd.	2,092,800	13,034,124
Shangri-La Asia Ltd.	872,333	1,266,566
Sino Land Co. Ltd.[a]	2,627,200	4,342,983
SJM Holdings Ltd.[a]	1,746,000	3,687,781
Sun Hung Kai Properties Ltd.	1,392,000	20,749,329
Swire Pacific Ltd. Class A	654,000	8,576,413
Swire Properties Ltd.[a]	1,046,400	3,352,981
Techtronic Industries Co. Ltd.	1,090,000	3,408,358
Wharf Holdings Ltd. (The)[a]	1,308,000	9,664,277
Wheelock and Co. Ltd.	872,000	4,199,660
Wynn Macau Ltd.[a]	1,396,400	5,041,675

Security	Shares	Value

Yue Yuen Industrial (Holdings) Ltd.[a]	657,000	$2,202,651

		353,366,801
INDIA — 9.22%
Adani Ports & Special Economic Zone Ltd.	422,048	1,963,485
ACC Ltd.	28,591	698,128
Adani Enterprises Ltd.	119,101	939,327
Aditya Birla Nuvo Ltd.	30,087	824,501
Ambuja Cements Ltd.	573,409	2,126,003
Apollo Hospitals Enterprise Ltd.	67,580	1,227,722
Asian Paints Ltd.	255,995	2,739,230
Aurobindo Pharma Ltd.	114,232	1,801,759
Bajaj Auto Ltd.	73,845	3,140,277
Bharat Heavy Electricals Ltd.	522,825	2,185,817
Bharat Petroleum Corp. Ltd.	142,655	1,683,863
Bharti Airtel Ltd.	530,542	3,446,795
Cairn India Ltd.	425,100	1,974,222
Cipla Ltd.	308,471	3,348,719
Coal India Ltd.	444,195	2,680,724
Dabur India Ltd.	368,420	1,359,074
Divi’s Laboratories Ltd.	35,952	1,098,175
DLF Ltd.	352,288	715,764
Dr. Reddy’s Laboratories Ltd.	101,152	5,219,542
GAIL (India) Ltd.	280,649	2,417,055
GlaxoSmithKline Consumer Healthcare Ltd.	8,860	798,201
Godrej Consumer Products Ltd.	107,268	1,694,363
HCL Technologies Ltd.	211,024	5,527,866
HDFC Bank Ltd.	333,540	4,953,395
Hero Motocorp Ltd.	35,316	1,762,493
Hindalco Industries Ltd.	962,252	2,565,483
Hindustan Unilever Ltd.	658,360	7,916,940
Housing Development Finance Corp. Ltd.	1,296,228	23,346,882
ICICI Bank Ltd.	189,224	5,013,049
Idea Cellular Ltd.	884,208	2,343,727
Infosys Ltd.	399,376	26,351,336
ITC Ltd.	1,944,999	11,251,851
Jaiprakash Associates Ltd.[b]	920,396	466,944
Jindal Steel & Power Ltd.	335,719	884,680
JSW Steel Ltd.	71,504	1,470,548
Larsen & Toubro Ltd.	278,383	7,505,686
LIC Housing Finance Ltd.	235,171	1,386,705
Mahindra & Mahindra Financial Services Ltd.	233,140	1,115,389
Mahindra & Mahindra Ltd.	294,736	6,270,100
Nestle India Ltd.	19,184	1,955,018
NTPC Ltd.	1,434,440	3,506,668
Oil & Natural Gas Corp. Ltd.	672,448	4,437,171
Oil India Ltd.	112,087	1,160,575
Piramal Enterprises Ltd.	55,808	733,003
Power Finance Corp. Ltd.	238,857	1,098,392
Power Grid Corp. of India Ltd.	682,776	1,621,315
Ranbaxy Laboratories Ltd.[b]	109,288	1,127,322
Reliance Capital Ltd.	89,417	691,817
Reliance Communications Ltd.[b]	693,676	1,199,246
Reliance Industries Ltd.	1,117,904	18,216,919
Reliance Infrastructure Ltd.	90,971	944,083
Reliance Power Ltd.[b]	504,393	627,205
Rural Electrification Corp. Ltd.	262,576	1,291,498
Sesa Sterlite Ltd.	1,013,264	4,223,859
Shriram Transport Finance Co. Ltd.	122,516	1,896,304
Siemens Ltd.	56,244	799,874
State Bank of India	128,620	5,661,794
Sun Pharmaceuticals Industries Ltd.	630,456	8,680,578
Tata Consultancy Services Ltd.	414,472	17,603,922

106

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2014

Security	Shares	Value

Tata Motors Ltd.	663,499	$5,790,488
Tata Power Co. Ltd.	980,778	1,499,121
Tata Steel Ltd.	266,645	2,127,949
Tech Mahindra Ltd.	55,634	2,281,266
Ultratech Cement Ltd.	32,488	1,348,437
United Breweries Ltd.	59,334	674,852
United Spirits Ltd.	48,667	2,190,689
Wipro Ltd.	532,274	4,886,691

		252,491,876
INDONESIA — 3.35%
PT Adaro Energy Tbk	11,990,000	1,126,078
PT Astra Agro Lestari Tbk	348,800	678,262
PT Astra International Tbk	17,527,200	9,825,964
PT Bank Central Asia Tbk	10,682,000	11,534,969
PT Bank Danamon Indonesia Tbk	3,030,746	1,057,062
PT Bank Mandiri (Persero) Tbk	8,228,451	7,047,122
PT Bank Negara Indonesia (Persero) Tbk	6,452,815	3,177,017
PT Bank Rakyat Indonesia (Persero) Tbk	9,722,800	8,910,220
PT Bukit Asam (Persero) Tbk	654,000	700,811
PT Bumi Serpong Damai Tbk	6,278,600	833,856
PT Charoen Pokphand Indonesia Tbk	6,435,600	2,236,617
PT Global Mediacom Tbk	6,061,700	983,114
PT Gudang Garam Tbk	436,000	2,083,492
PT Indo Tambangraya Megah Tbk	392,900	688,428
PT Indocement Tunggal Prakarsa Tbk	1,299,200	2,580,124
PT Indofood CBP Sukses Makmur Tbk	1,082,200	989,517
PT Indofood Sukses Makmur Tbk	3,924,000	2,216,078
PT Jasa Marga (Persero) Tbk	1,731,700	909,913
PT Kalbe Farma Tbk	17,788,800	2,509,715
PT Lippo Karawaci Tbk	17,756,100	1,572,116
PT Matahari Department Store Tbk	1,700,400	2,057,787
PT Media Nusantara Citra Tbk	4,054,800	939,465
PT Perusahaan Gas Negara (Persero) Tbk	9,388,000	4,622,143
PT Semen Gresik (Persero) Tbk	2,597,700	3,412,370
PT Surya Citra Media Tbk	3,896,700	1,089,851
PT Telekomunikasi Indonesia (Persero) Tbk	43,861,600	9,980,919
PT Tower Bersama Infrastructure Tbk	1,613,200	1,188,041
PT Unilever Indonesia Tbk	1,351,600	3,399,970
PT United Tractors Tbk	1,515,543	2,304,353
PT XL Axiata Tbk	2,441,600	1,116,247

		91,771,621
MALAYSIA — 4.94%
AirAsia Bhd	1,138,100	865,015
Alliance Financial Group Bhd	1,002,800	1,460,337
AMMB Holdings Bhd	1,613,200	3,325,225
Astro Malaysia Holdings Bhd	1,442,100	1,446,813
Axiata Group Bhd	2,296,200	4,921,551
Berjaya Sports Toto Bhd	578,590	635,011
British American Tobacco (Malaysia) Bhd	131,300	2,774,295
Bumi Armada Bhd[b]	1,744,200	832,528
CIMB Group Holdings Bhd	4,229,200	8,344,610
Dialog Group Bhd	3,238,862	1,595,183
DiGi.Com Bhd	3,075,600	5,787,935
Felda Global Ventures Holdings Bhd	959,300	1,067,428
Gamuda Bhd	1,482,400	2,307,483
Genting Bhd	1,831,200	5,428,046
Genting Malaysia Bhd	2,616,000	3,419,868
Genting Plantations Bhd	174,600	561,608
Hong Leong Bank Bhd	481,600	2,140,607
Hong Leong Financial Group Bhd	174,600	960,784

Security	Shares	Value

IHH Healthcare Bhd	2,049,200	$3,083,846
IJM Corp. Bhd	963,700	2,027,454
IOI Corp. Bhd	2,599,300	3,864,278
IOI Properties Group Bhd	1,288,700	1,077,426
Kuala Lumpur Kepong Bhd	436,700	3,053,614
Lafarge Malaysia Bhd	378,500	1,205,953
Malayan Banking Bhd	3,880,400	11,443,302
Malaysia Airports Holdings Bhd	523,200	1,148,439
Maxis Bhd	1,613,200	3,305,607
MISC Bhd	959,300	2,000,699
MMC Corp. Bhd	654,000	524,910
Petronas Chemicals Group Bhd	2,426,100	4,536,145
Petronas Dagangan Bhd	218,400	1,354,522
Petronas Gas Bhd	566,800	3,873,729
PPB Group Bhd	436,700	2,100,355
Public Bank Bhd	2,344,030	13,212,227
RHB Capital Bhd	566,900	1,516,674
Sapurakencana Petroleum Bhd	3,118,900	3,233,396
Sime Darby Bhd	2,485,200	7,313,745
Telekom Malaysia Bhd	959,600	2,100,515
Tenaga Nasional Bhd	2,426,100	9,854,130
UEM Sunrise Bhd	1,272,500	727,309
UMW Holdings Bhd	479,600	1,703,041
YTL Corp. Bhd	4,174,100	2,106,561
YTL Power International Bhd	1,956,120	945,574

		135,187,778
PHILIPPINES — 1.53%
Aboitiz Equity Ventures Inc.	1,613,620	1,869,822
Aboitiz Power Corp.	1,386,900	1,267,140
Alliance Global Group Inc.	1,744,000	983,247
Ayala Corp.	169,008	2,598,675
Ayala Land Inc.	6,104,000	4,556,747
Bank of the Philippine Islands	769,949	1,629,976
BDO Unibank Inc.	1,395,209	3,046,919
DMCI Holdings Inc.	4,360,000	1,573,972
Energy Development Corp.	7,804,400	1,339,139
Globe Telecom Inc.	28,400	1,066,384
International Container Terminal Services Inc.	440,360	1,138,312
JG Summit Holdings Inc.	2,088,447	2,969,202
Jollibee Foods Corp.	415,810	1,816,128
Megaworld Corp.	10,464,000	1,156,578
Metro Pacific Investments Corp.	8,720,000	987,133
Metropolitan Bank & Trust Co.	320,962	590,069
Philippine Long Distance Telephone Co.	82,840	5,766,956
SM Investments Corp.	130,800	2,283,717
SM Prime Holdings Inc.	5,724,025	2,229,659
Universal Robina Corp.	748,190	3,101,133

		41,970,908
SINGAPORE — 6.12%
Ascendas REIT	1,744,535	3,026,303
CapitaCommercial Trust	1,744,000	2,265,640
CapitaLand Ltd.	2,180,500	5,377,040
CapitaMall Trust Management Ltd.	2,616,800	4,010,188
City Developments Ltd.	436,000	3,205,134
ComfortDelGro Corp. Ltd.	1,744,000	3,581,610
DBS Group Holdings Ltd.	1,513,500	21,757,666
Genting Singapore PLC	5,232,600	4,477,526
Global Logistic Properties Ltd.	2,616,000	5,596,266
Golden Agri-Resources Ltd.	6,540,707	2,645,794
Hutchison Port Holdings Trust	5,232,371	3,531,850

107

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2014

Security	Shares	Value

Jardine Cycle & Carriage Ltd.[a]	71,000	$2,203,734
Keppel Corp. Ltd.	1,308,600	9,609,634
Keppel Land Ltd.	436,000	1,132,820
Noble Group Ltd.	3,924,364	3,648,086
Olam International Ltd.[a]	436,000	722,427
Oversea-Chinese Banking Corp. Ltd.[a]	2,454,375	18,882,745
SembCorp Industries Ltd.	872,000	3,303,493
SembCorp Marine Ltd.[a]	872,000	2,469,140
Singapore Airlines Ltd.	436,000	3,357,760
Singapore Exchange Ltd.[a]	872,000	4,748,347
Singapore Press Holdings Ltd.[a]	1,161,000	3,865,484
Singapore Technologies Engineering Ltd.	1,308,000	3,815,636
Singapore Telecommunications Ltd.	6,976,000	20,512,859
StarHub Ltd.	436,000	1,400,762
United Overseas Bank Ltd.[a]	1,134,000	20,289,382
UOL Group Ltd.[a]	436,000	2,187,631
Wilmar International Ltd.	1,744,000	4,341,346
Yangzijiang Shipbuilding[a]	1,744,000	1,533,038

		167,499,341
SOUTH KOREA — 17.41%
AmorePacific Corp.	2,616	5,629,860
AmorePacific Group	2,616	2,895,706
BS Financial Group Inc.	164,824	2,567,832
Celltrion Inc.[a,b]	55,322	2,171,510
Cheil Worldwide Inc.[b]	74,130	1,158,357
CJ CheilJedang Corp.	6,979	2,553,301
CJ Corp.	13,080	2,129,556
Coway Co. Ltd.	46,652	3,561,988
Daelim Industrial Co. Ltd.	25,176	1,670,186
Daewoo Engineering & Construction Co. Ltd.[b]	100,919	618,509
Daewoo International Corp.	41,775	1,323,144
Daewoo Securities Co. Ltd.[b]	163,936	1,718,005
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	91,124	1,560,328
DGB Financial Group Inc.	111,616	1,592,679
Dongbu Insurance Co. Ltd.	38,804	2,174,880
Doosan Corp.	6,976	724,538
Doosan Heavy Industries & Construction Co. Ltd.	51,448	1,128,868
Doosan Infracore Co. Ltd.[b]	117,284	1,185,208
E-Mart Co. Ltd.	18,312	3,392,602
GS Engineering & Construction Corp.[a,b]	41,420	1,089,051
GS Holdings Corp.	45,614	1,769,109
Halla Visteon Climate Control Corp.[a]	33,572	1,499,970
Hana Financial Group Inc.	252,444	8,751,556
Hankook Tire Co. Ltd.	64,528	3,320,801
Hanwha Chemical Corp.	91,124	1,035,955
Hanwha Corp.	37,932	972,497
Hanwha Life Insurance Co. Ltd.	189,224	1,453,622
Hite Jinro Co. Ltd.[a]	26,220	648,919
Hotel Shilla Co. Ltd.	29,212	2,747,004
Hyosung Corp.	20,797	1,235,681
Hyundai Department Store Co. Ltd.	13,877	1,759,409
Hyundai Development Co. Engineering & Construction	49,268	1,860,118
Hyundai Engineering & Construction Co. Ltd.	63,656	2,891,749
Hyundai Glovis Co. Ltd.	11,704	2,913,050
Hyundai Heavy Industries Co. Ltd.	36,624	3,399,456
Hyundai Marine & Fire Insurance Co. Ltd.	43,830	1,158,569
Hyundai Merchant Marine Co. Ltd.[a,b]	57,116	614,593
Hyundai Mipo Dockyard Co. Ltd.	9,592	681,213
Hyundai Mobis Co. Ltd.	59,732	13,972,659
Hyundai Motor Co.	134,288	21,360,830
Hyundai Steel Co.	61,953	3,947,676
Hyundai Wia Corp.	13,954	2,408,946

Security	Shares	Value

Industrial Bank of Korea	218,000	$3,192,294
Kangwon Land Inc.	104,640	3,426,871
KB Financial Group Inc.	341,110	13,405,275
KCC Corp.	4,360	2,415,128
Kia Motors Corp.	230,208	11,222,513
Korea Aerospace Industries Ltd.	39,240	1,516,390
Korea Electric Power Corp.	223,668	9,721,238
Korea Gas Corp.[b]	24,926	1,168,483
Korea Investment Holdings Co. Ltd.	36,188	1,831,867
Korea Zinc Co. Ltd.	7,433	2,799,381
Korean Air Lines Co. Ltd.[b]	27,032	959,891
KT Corp.	59,296	1,819,832
KT&G Corp.	95,982	8,531,893
Kumho Petro Chemical Co. Ltd.[a]	12,646	914,671
LG Chem Ltd.	40,548	7,588,072
LG Corp.	84,584	5,033,584
LG Display Co. Ltd.[b]	204,484	5,998,310
LG Electronics Inc.	93,740	5,727,566
LG Household & Health Care Ltd.	8,285	4,829,616
LG Innotek Co. Ltd.[b]	11,336	896,290
LG Uplus Corp.	187,916	1,934,142
Lotte Chemical Corp.	13,516	1,833,784
Lotte Confectionery Co. Ltd.	436	784,101
Lotte Shopping Co. Ltd.	10,028	2,782,089
LS Corp.	16,132	904,164
LS Industrial Systems Co. Ltd.	14,824	875,239
Mirae Asset Securities Co. Ltd.	21,840	939,010
NAVER Corp.	24,416	17,225,739
NCsoft Corp.	13,516	1,859,078
OCI Co. Ltd.[a,b]	14,824	1,276,102
ORION Corp.	3,052	2,355,974
Paradise Co. Ltd.	37,932	1,165,932
POSCO	57,590	16,489,235
S-Oil Corp.	40,548	1,542,276
S1 Corp.	17,440	1,214,091
Samsung C&T Corp.	108,709	7,354,206
Samsung Card Co. Ltd.	32,700	1,407,465
Samsung Electro-Mechanics Co. Ltd.	52,406	2,388,042
Samsung Electronics Co. Ltd.	95,920	111,650,726
Samsung Engineering Co. Ltd.[b]	24,416	1,407,302
Samsung Fire & Marine Insurance Co. Ltd.	28,776	7,741,057
Samsung Heavy Industries Co. Ltd.	140,518	3,425,088
Samsung Life Insurance Co. Ltd.	52,320	5,703,293
Samsung SDI Co. Ltd.	47,592	5,610,951
Samsung Securities Co. Ltd.	52,330	2,340,511
Samsung Techwin Co. Ltd.	32,488	997,077
Shinhan Financial Group Co. Ltd.	341,700	16,082,182
Shinsegae Co. Ltd.	6,338	1,177,185
SK C&C Co. Ltd.	17,440	3,957,220
SK Holdings Co. Ltd.	23,108	3,610,861
SK Hynix Inc.[b]	494,424	21,951,680
SK Innovation Co. Ltd.	52,756	4,319,286
SK Networks Co. Ltd.[b]	98,972	1,014,048
SK Telecom Co. Ltd.	8,720	2,178,511
Woori Finance Holdings Co. Ltd.[b]	264,654	2,946,846
Woori Investment & Securities Co. Ltd.	108,128	1,183,739
Yuhan Corp.	5,811	959,683

		476,836,570
TAIWAN — 15.42%
Acer Inc.[b]	2,180,000	1,494,353
Advanced Semiconductor Engineering Inc.	5,244,863	6,268,005
Advantech Co. Ltd.	235,278	1,632,129

108

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2014

Security	Shares	Value

Asia Cement Corp.	1,800,448	$2,320,371
Asia Pacific Telecom Co. Ltd.	1,744,000	1,032,071
ASUSTeK Computer Inc.	591,100	6,024,395
AU Optronics Corp.	7,849,580	3,716,205
Catcher Technology Co. Ltd.	436,000	3,669,587
Cathay Financial Holding Co. Ltd.	7,297,722	11,996,321
Chailease Holding Co. Ltd.	953,280	2,350,566
Chang Hwa Commercial Bank Ltd.	4,441,386	2,796,263
Cheng Shin Rubber Industry Co. Ltd.	1,308,303	3,053,919
Chicony Electronics Co. Ltd.	440,112	1,263,189
China Airlines Ltd.[b]	2,617,330	1,023,991
China Development Financial Holding Corp.	12,137,734	3,894,738
China Life Insurance Co. Ltd.	2,879,459	2,508,693
China Motor Co. Ltd.	441,000	401,614
China Steel Corp.	10,223,484	8,806,249
Chunghwa Telecom Co. Ltd.	3,488,110	10,630,671
Clevo Co.	436,228	771,590
Compal Electronics Inc.	3,924,000	2,896,250
CTBC Financial Holding Co. Ltd.	11,762,823	8,237,244
CTCI Corp.	439,000	717,318
Delta Electronics Inc.	1,744,000	10,435,389
E.Sun Financial Holding Co. Ltd.	5,698,918	3,606,732
Eclat Textile Co. Ltd.	140,400	1,334,000
Epistar Corp.	872,000	1,573,909
EVA Airways Corp.[b]	1,744,400	1,020,838
Evergreen Marine Corp. Ltd.[b]	1,308,095	771,959
Far Eastern Department Stores Ltd.	890,298	803,468
Far Eastern New Century Corp.	2,669,922	2,804,531
Far EasTone Telecommunications Co. Ltd.	1,308,000	2,894,100
Farglory Land Development Co. Ltd.	436,468	431,926
First Financial Holding Co. Ltd.	6,500,937	3,996,762
Formosa Chemicals & Fibre Corp.	2,815,740	6,554,153
Formosa International Hotels Corp.	29,681	307,383
Formosa Petrochemical Corp.	872,000	2,044,075
Formosa Plastics Corp.	3,488,400	8,051,080
Formosa Taffeta Co. Ltd.	872,000	880,128
Foxconn Technology Co. Ltd.	916,301	2,440,135
Fubon Financial Holding Co. Ltd.	5,668,111	9,578,384
Giant Manufacturing Co. Ltd.	214,000	1,730,771
Hermes Microvision Inc.	40,000	1,880,558
Highwealth Construction Corp.	405,600	701,414
Hiwin Technologies Corp.	126,554	998,569
Hon Hai Precision Industry Co. Ltd.	10,747,556	33,921,239
Hotai Motor Co. Ltd.	209,000	3,057,715
HTC Corp.[b]	635,450	2,809,923
Hua Nan Financial Holdings Co. Ltd.	5,232,497	3,096,508
Innolux Corp.	6,984,981	3,180,576
Inotera Memories Inc.[b]	2,180,000	3,350,648
Inventec Corp.	1,974,460	1,369,688
Kinsus Interconnect Technology Corp.	436,000	1,634,113
Largan Precision Co. Ltd.	74,000	5,194,220
Lite-On Technology Corp.	1,755,193	2,458,245
MediaTek Inc.	1,308,391	18,625,854
Mega Financial Holding Co. Ltd.	8,720,827	7,225,185
Merida Industry Co. Ltd.	147,000	1,014,910
Nan Ya Plastics Corp.	4,360,000	9,016,290
Novatek Microelectronics Corp. Ltd.	439,000	2,265,974
Pegatron Corp.	1,313,000	2,382,838
Phison Electronics Corp.	86,000	579,620
Pou Chen Corp.	1,746,000	1,920,132
Powertech Technology Inc.	439,200	736,416
President Chain Store Corp.	436,000	3,268,226
Quanta Computer Inc.	2,616,000	6,570,855
Radiant Opto-Electronics Corp.	436,167	1,520,020

Security	Shares	Value

Realtek Semiconductor Corp.	436,642	$1,442,721
Ruentex Development Co. Ltd.	483,237	719,696
Ruentex Industries Ltd.	436,195	930,714
ScinoPharm Taiwan Ltd.	452,992	915,918
Shin Kong Financial Holding Co. Ltd.	6,440,740	1,954,467
Siliconware Precision Industries Co. Ltd.	2,617,575	3,691,877
Simplo Technology Co. Ltd.	250,550	1,219,121
SinoPac Financial Holdings Co. Ltd.	6,971,658	3,025,525
Standard Foods Corp.	262,683	605,398
Synnex Technology International Corp.	1,091,000	1,529,800
Taishin Financial Holdings Co. Ltd.	6,976,008	3,325,567
Taiwan Business Bank Ltd.[b]	3,052,311	917,204
Taiwan Cement Corp.	3,058,000	4,669,969
Taiwan Cooperative Financial Holding Co. Ltd.	5,287,149	2,824,657
Taiwan Fertilizer Co. Ltd.	439,000	777,936
Taiwan Glass Industry Corp.	872,780	675,751
Taiwan Mobile Co. Ltd.	1,308,000	4,244,394
Taiwan Semiconductor Manufacturing Co. Ltd.	21,364,670	91,663,717
Teco Electric and Machinery Co. Ltd.	1,746,000	1,940,223
TPK Holding Co. Ltd.	212,974	1,253,344
Transcend Information Inc.	137,000	461,674
TSRC Corp.	458,815	515,887
U-Ming Marine Transport Corp.	439,000	687,009
Uni-President Enterprises Co.	4,142,475	7,109,207
Unimicron Technology Corp.	1,105,000	848,281
United Microelectronics Corp.	10,835,000	4,773,363
Vanguard International Semiconductor Corp.	872,000	1,308,724
Walsin Lihwa Corp.[b]	3,058,000	1,015,429
Wistron Corp.	2,180,521	2,286,871
WPG Holdings Co. Ltd.	1,313,240	1,597,484
Yang Ming Marine Transport Corp.[b]	1,330,300	607,932
Yuanta Financial Holding Co. Ltd.	7,152,304	3,597,727
Yulon Motor Co. Ltd.	872,000	1,284,356
Zhen Ding Technology Holding Ltd.	87,097	238,528

		422,205,662
THAILAND — 2.96%
Advanced Information Service PCL NVDR	916,000	6,721,646
Airports of Thailand PCL NVDR	392,400	2,915,591
Bangkok Bank PCL Foreign	218,000	1,352,042
Bangkok Bank PCL NVDR	266,225	1,618,439
Bangkok Dusit Medical Services PCL NVDR	2,617,000	1,486,475
Banpu PCL NVDR	1,046,500	907,695
BEC World PCL NVDR	894,300	1,324,838
BTS Group Holdings PCL NVDR	5,023,500	1,588,641
Bumrungrad Hospital PCL NVDR	305,200	1,246,288
Central Pattana PCL NVDR	1,170,400	1,733,859
Charoen Pokphand Foods PCL NVDR	2,384,300	2,287,669
CP All PCL NVDR	3,881,500	5,422,421
Glow Energy PCL NVDR	463,100	1,421,861
Home Product Center PCL NVDR[a]	3,375,191	963,748
Indorama Ventures PCL NVDR	974,300	714,945
IRPC PCL NVDR	9,199,800	966,021
Kasikornbank PCL Foreign	996,900	7,223,469
Kasikornbank PCL NVDR	567,775	4,114,059
Krung Thai Bank PCL NVDR	3,088,375	2,209,369
Minor International PCL NVDR	1,386,900	1,479,729
PTT Exploration & Production PCL NVDR	1,184,084	5,326,015
PTT Global Chemical PCL NVDR	1,446,876	2,754,262
PTT PCL NVDR	741,200	8,374,627
Siam Cement (The) PCL Foreign	261,700	3,631,821
Siam Cement (The) PCL NVDR	87,700	1,211,698
Siam Commercial Bank PCL NVDR	1,351,600	7,365,950

109

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

October 31, 2014

Security	Shares	Value

Thai Oil PCL NVDR	742,000	$1,019,481
TMB Bank PCL NVDR	11,477,100	1,085,338
True Corp. PCL NVDR[b]	7,282,011	2,638,248

		81,106,245

TOTAL COMMON STOCKS
(Cost: $2,461,928,363)		2,708,337,196

PREFERRED STOCKS — 0.88%

SOUTH KOREA — 0.88%
Hyundai Motor Co. Ltd.	21,364	2,468,775
Hyundai Motor Co. Ltd. Series 2	33,572	4,020,862
LG Chem Ltd.	6,549	974,326
Samsung Electronics Co. Ltd.	17,876	16,475,499

		23,939,462

TOTAL PREFERRED STOCKS
(Cost: $16,055,139)		23,939,462

RIGHTS — 0.00%

HONG KONG — 0.00%
Agile Property Holdings Ltd.[b]	110,750	7,283
China Taiping Insurance Holdings Co. Ltd.[b]	146,790	89,908

		97,191

TOTAL RIGHTS
(Cost: $0)		97,191

WARRANTS — 0.00%

THAILAND — 0.00%
Minor International PCL NVDR (Expires 11/03/17)[b]	69,345	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 2.90%

MONEY MARKET FUNDS — 2.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	72,777,332	72,777,332
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	4,209,324	4,209,324

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,517,395	$2,517,395

		79,504,051

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,504,051)		79,504,051

TOTAL INVESTMENTS IN SECURITIES — 102.68%
(Cost: $2,557,487,553)		2,811,877,900
Other Assets, Less Liabilities — (2.68)%		(73,279,689)

NET ASSETS — 100.00%		$2,738,598,211

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

110

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.71%

CHINA — 21.03%
Ajisen (China) Holdings Ltd.[a]	10,000	$6,886
Anton Oilfield Services Group[a]	16,000	3,384
Anxin-China Holdings Ltd.	32,000	2,971
APT Satellite Holdings Ltd.	5,000	7,273
Asian Citrus Holdings Ltd.	14,000	2,509
Baoye Group Co. Ltd. Class H	8,000	4,807
Beijing Capital Land Ltd. Class H	16,000	5,529
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	4,000	5,612
Bosideng International Holdings Ltd.	32,000	4,745
BYD Electronic International Co. Ltd.	14,000	16,662
C C Land Holdings Ltd.	16,000	2,847
Capital Environment Holdings Ltd.[a,b]	40,000	3,043
Carnival Group International Holdings Ltd.[b]	100,000	16,247
Changshouhua Food Co. Ltd.	8,000	6,654
Chaowei Power Holdings Ltd.[a]	12,000	6,731
China Aerospace International Holdings Ltd.	48,000	6,994
China Aoyuan Property Group Ltd.	22,000	3,461
China Datang Corp. Renewable Power Co. Ltd. Class H	30,000	4,333
China Dongxiang Group Co. Ltd.	44,000	8,057
China Foods Ltd.[b]	16,000	5,983
China High Speed Transmission Equipment Group Co. Ltd.[b]	18,000	14,181
China Lilang Ltd.	10,000	7,157
China Lumena New Materials Corp.[a]	40,000	1,805
China Medical System Holdings Ltd.	16,000	29,503
China Metal Recycling Holdings Ltd.[b]	4,200	—
China Modern Dairy Holdings Ltd.[a,b]	30,000	13,230
China New Town Development Co. Ltd.[b]	55,000	2,730
China Oil and Gas Group Ltd.	40,000	6,344
China Power International Development Ltd.	36,000	16,247
China Power New Energy Development Co. Ltd.[b]	80,000	5,570
China Precious Metal Resources Holdings Co. Ltd.[a,b]	72,000	7,613
China Properties Group Ltd.[b]	22,000	4,198
China Rare Earth Holdings Ltd.[b]	52,000	6,705
China Resources and Transportation Group Ltd.[a,b]	200,000	5,364
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	39,000	6,236
China Ruifeng Renewable Energy Ltd.[b]	32,000	5,777
China Sanjiang Fine Chemicals Co. Ltd.[a]	14,000	6,950
China SCE Property Holdings Ltd.	36,000	7,102
China Shanshui Cement Group Ltd.	26,000	9,588
China Shineway Pharmaceutical Group Ltd.[a]	6,000	10,816
China Singyes Solar Technologies Holdings Ltd.	8,000	15,329
China South City Holdings Ltd.[a]	32,000	14,483
China Suntien Green Energy Corp. Ltd. Class H	30,000	7,969
China Traditional Chinese Medicine Co. Ltd.[b]	16,000	9,016
China Travel International Investment Hong Kong Ltd.	52,000	15,958
China Vanadium Titano-Magnetite Mining Co. Ltd.	46,000	4,686
China Water Affairs Group Ltd.[a]	20,000	10,187
China Yongda Automobiles Services Holdings Ltd.	6,000	5,253
China Yurun Food Group Ltd.[a,b]	16,000	6,850
China ZhengTong Auto Services Holdings Ltd.[a]	13,000	7,359
CIMC Enric Holdings Ltd.	8,000	8,036
CITIC Resources Holdings Ltd.[b]	40,000	5,570
Comba Telecom Systems Holdings Ltd.	27,500	12,624
Coolpad Group Ltd.	40,000	8,562
Cosco International Holdings Ltd.	16,000	7,015
Dah Chong Hong Holdings Ltd.	12,000	7,087

Security	Shares	Value

Daphne International Holdings Ltd.	16,000	$8,046
Digital China Holdings Ltd.	10,000	9,310
Dongyue Group Ltd.	20,000	7,530
EverChina International Holdings Co. Ltd.[b]	100,000	5,480
Fantasia Holdings Group Co. Ltd.[a]	36,000	3,806
FDG Electric Vehicles Ltd.[b]	120,000	8,510
First Tractor Co. Ltd. Class Ha	8,000	5,117
Freetech Road Recycling Technology Holdings Ltd.	20,000	4,100
Fufeng Group Ltd.	13,600	6,383
Glorious Property Holdings Ltd.[b]	32,000	4,621
Golden Meditech Holdings Ltd.	26,000	4,258
Goldlion Holdings Ltd.	8,000	3,353
Greenland Hong Kong Holdings Ltd.	6,000	2,406
Guangdong Land Holdings Ltd.[b]	16,000	3,404
Guangzhou Shipyard International Co. Ltd. Class Ha	4,000	7,080
Harbin Electric Co. Ltd. Class H	16,000	9,655
HC International Inc.[a,b]	4,000	4,905
Henderson Investment Ltd.	102,000	9,601
Hengdeli Holdings Ltd.	26,400	4,255
Hidili Industry International Development Ltd.[a,b]	30,000	3,249
Hisense Kelon Electrical Holdings Co. Ltd. Class Hb	6,000	5,385
HKC (Holdings) Ltd.[a,b]	158,000	3,871
Honghua Group Ltd.	18,000	3,458
Hopewell Highway Infrastructure Ltd.	11,300	5,450
Hopson Development Holdings Ltd.[b]	8,000	7,108
Hosa International Ltd.	12,000	4,766
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	42,240	15,087
Huabao International Holdings Ltd.	26,000	18,573
Hunan Nonferrous Metal Corp. Ltd. Class Hb	20,000	6,422
Ju Teng International Holdings Ltd.	12,000	6,685
Kaisa Group Holdings Ltd.	20,000	7,427
Kingboard Laminates Holdings Ltd.	16,000	6,520
Kingdee International Software Group Co. Ltd.[b]	28,000	9,171
KWG Property Holdings Ltd.	15,000	10,406
Landing International Development Ltd.[b]	90,000	4,816
Li Ning Co. Ltd.[a,b]	13,000	6,890
Lianhua Supermarket Holdings Co. Ltd. Class Hb	8,000	3,972
Lijun International Pharmaceutical (Holding) Co. Ltd.	32,000	15,556
Lonking Holdings Ltd.[a]	22,000	3,773
Maoye International Holdings Ltd.	14,000	2,166
Minth Group Ltd.	8,000	15,329
NetDragon Websoft Inc.	3,000	5,114
New City Development Group Ltd.[a,b]	40,000	2,373
New World Department Store China Ltd.	12,000	4,394
North Mining Shares Co. Ltd.[a,b]	200,000	9,284
NVC Lighting Holdings Ltd.	22,000	5,021
Pacific Online Ltd.	10,000	5,416
Parkson Retail Group Ltd.	12,000	3,512
Phoenix Satellite Television Holdings Ltd.	20,000	6,138
Qingling Motors Co. Ltd. Class H	28,000	8,918
Real Nutriceutical Group Ltd.	16,000	5,467
Renhe Commercial Holdings Co. Ltd.[b]	148,000	5,916
REXLot Holdings Ltd.[a]	100,000	10,316
Sany Heavy Equipment International Holdings Co. Ltd.[b]	18,000	3,992
Semiconductor Manufacturing International Corp.[b]	280,000	28,884
Shanghai Industrial Urban Development Group Ltd.[b]	32,000	5,901
Shanghai Youngsun Investment Co. Ltd. Class B	7,400	8,525
Shenguan Holdings Group Ltd.	20,000	5,648
Shenzhen Expressway Co. Ltd. Class H	20,000	12,791
Shenzhen International Holdings Ltd.	11,500	18,269
Shenzhen Investment Ltd.	20,000	5,777
Shunfeng Photovoltaic International Ltd.[b]	12,000	10,011
Sino Oil And Gas Holdings Ltd.[b]	140,000	3,647
Sinofert Holdings Ltd.[b]	32,000	4,869

111

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Sinolink Worldwide Holdings Ltd.[b]	68,000	$5,524
Sinopec Kantons Holdings Ltd.[a]	16,000	13,287
Sinotrans Ltd. Class H	26,000	20,618
Sinotrans Shipping Ltd.[a,b]	30,000	8,201
Sinotruk (Hong Kong) Ltd.	14,000	7,257
Skyworth Digital Holdings Ltd.	28,000	15,345
Springland International Holdings	20,000	7,634
Sunac China Holdings Ltd.[a]	18,000	15,574
Sunny Optical Technology Group Co Ltd.[a]	8,000	12,915
TCC International Holdings Ltd.	16,000	6,437
TCL Communication Technology Holdings Ltd.	10,000	9,826
Tech Pro Technology Development Ltd.[a,b]	28,000	21,735
Texhong Textile Group Ltd.	4,000	2,728
Tianjin Port Development Holdings Ltd.[a]	48,000	10,831
Tianneng Power International Ltd.	12,000	4,286
Tibet 5100 Water Resources Holdings Ltd.[a]	24,000	8,449
Tong Ren Tang Technologies Co. Ltd. Class H	8,000	10,749
Towngas China Co. Ltd.	16,000	16,794
Travelsky Technology Ltd. Class H	16,000	16,711
Trony Solar Holdings Co. Ltd.[b]	94,000	6,060
V1 Group Ltd.[b]	52,000	5,498
Vinda International Holdings Ltd.	4,000	6,066
Wasion Group Holdings Ltd.	8,000	8,345
West China Cement Ltd.	68,000	6,752
Wisdom Holdings Group[a]	16,000	12,379
Wison Engineering Services Co. Ltd.[b]	16,000	1,032
Xiamen International Port Co. Ltd. Class H	64,000	16,835
Xinchen China Power Holdings Ltd.[a,b]	12,000	6,700
Xingda International Holdings Ltd.	12,000	4,147
Xinhua Winshare Publishing and Media Co. Ltd. Class H	14,000	13,070
XTEP International Holdings Ltd.	15,000	6,692
Yanchang Petroleum International Ltd.[b]	65,000	3,311
Yashili International Holdings Ltd.[a]	16,000	5,942
Yuexiu Real Estate Investment Trust	18,000	8,890
Yuexiu Transport Infrastructure Ltd.	8,000	4,848

		1,227,379
HONG KONG — 9.77%
Brightoil Petroleum (Holdings) Ltd.[a,b]	34,000	10,829
Cafe de Coral Holdings Ltd.	4,000	14,339
Champion REIT	10,000	4,410
China Merchants Land Ltd.	20,000	2,862
Chow Sang Sang Holdings International Ltd.[a]	4,000	9,882
CIFI Holdings Group Co. Ltd.	40,000	7,427
CSI Properties Ltd.	146,000	6,307
CST Mining Group Ltd.[b]	864,000	4,902
Dah Sing Banking Group Ltd.	5,600	10,167
Dah Sing Financial Holdings Ltd.	1,600	9,965
Emperor Watch & Jewellery Ltd.[a]	40,000	1,831
Esprit Holdings Ltd.[a]	21,200	26,544
EVA Precision Industrial Holdings Ltd.	36,000	9,609
FIH Mobile Ltd.[a,b]	32,000	17,041
G-Resources Group Ltd.[a,b]	248,400	6,086
Giordano International Ltd.	16,000	8,149
Global Brands Group Holding Ltd.[b]	72,000	15,969
Great Eagle Holdings Ltd.	2,000	6,731
Hilong Holding Ltd.[a]	8,000	2,620
Hopewell Holdings Ltd.	6,000	21,276
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	7,969
Johnson Electric Holdings Ltd.[a]	5,750	19,463
K. Wah International Holdings Ltd.[a]	16,000	10,027
Kerry Logistics Network Ltd.	6,000	9,764
Kowloon Development Co. Ltd.	4,000	4,776

Security	Shares	Value

Luk Fook Holdings International Ltd.	4,000	$11,940
Macau Legend Development Ltd.[a,b]	20,000	10,058
Man Wah Holdings Ltd.	5,600	8,376
Melco International Development Ltd.[a]	10,000	27,078
Midland Holdings Ltd.[a,b]	20,000	9,826
Newocean Energy Holdings Ltd.[a]	12,000	5,648
Orient Overseas International Ltd.	3,000	17,079
Pacific Basin Shipping Ltd.	26,000	12,505
Pacific Textile Holdings Ltd.[a]	8,000	10,728
Playmates Toys Ltd.[a]	8,000	1,867
Prosperity REIT	26,000	8,683
Regal Hotels International Holdings Ltd.	12,000	7,319
Regal REIT[a]	12,000	3,095
Road King Infrastructure Ltd.	6,000	5,199
Sa Sa International Holdings Ltd.[a]	12,000	8,294
Shun Tak Holdings Ltd.[a]	20,000	10,187
Singamas Container Holdings Ltd.[a]	28,000	4,838
SITC International Holdings Co. Ltd.[a]	18,000	9,586
SmarTone Telecommunications Holding Ltd.[a]	5,000	6,428
SOCAM Development Ltd.[b]	4,000	3,322
SPT Energy Group Inc.[a]	8,000	2,527
Stella International Holdings Ltd.[a]	5,000	14,345
Sunlight REIT[a]	18,000	7,822
Television Broadcasts Ltd.	3,808	20,844
Texwinca Holdings Ltd.	8,000	7,015
Trinity Ltd.	12,000	2,893
Truly International Holdings Ltd.	20,000	10,161
Tsui Wah Holdings Ltd.[a]	12,000	4,534
Value Partners Group Ltd.	18,000	13,555
VTech Holdings Ltd.	2,000	25,041
Xinyi Glass Holdings Co. Ltd.[a]	24,000	14,174
Xinyi Solar Holdings Ltd.[a]	32,000	10,852
Yip’s Chemical Holdings Ltd.	8,000	5,385

		570,149
INDIA — 7.48%
Amtek Auto Ltd.	2,038	5,478
Arvind Ltd.	2,920	14,184
Ashok Leyland Ltd.[b]	18,280	13,829
Bajaj Finance Ltd.	350	16,009
Bata India Ltd.	378	7,838
Berger Paints India Ltd.	1,644	10,641
Bharat Forge Ltd.	1,632	21,611
Biocon Ltd.	1,272	9,280
Britannia Industries Ltd.	672	16,754
Century Textiles & Industries Ltd.	1,068	9,666
CESC Ltd.	1,144	12,633
eClerx Services Ltd.	322	6,813
Gateway Distriparks Ltd.	2,662	12,421
GMR Infrastructure Ltd.	20,610	7,267
Godrej Industries Ltd.	1,550	7,615
Gujarat Gas Co. Ltd.	732	5,769
Hathway Cable & Datacom Ltd.[b]	1,576	7,924
Havells India Ltd.	4,680	21,754
Hexaware Technologies Ltd.	2,850	9,174
Housing Development & Infrastructure Ltd.[b]	4,994	6,771
IFCI Ltd.	13,038	7,814
Indiabulls Housing Finance Ltd.	2,210	15,056
Indiabulls Real Estate Ltd.	4,430	5,133
Indian Hotels Co. Ltd.[b]	6,606	11,259
Indraprastha Gas Ltd.	1,398	9,088
Jammu & Kashmir Bank Ltd. (The)	4,940	11,171
Jindal Saw Ltd.	2,842	3,596

112

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Just Dial Ltd.	370	$9,040
Kailash Auto Finance Ltd.[b]	6,746	3,082
Karnataka Bank Ltd. (The)	2,492	5,035
Lanco Infratech Ltd.[b]	20,352	2,204
Maharashtra Seamless Ltd.	946	4,841
Manappuram Finance Ltd.	9,732	4,993
MAX India Ltd.	2,424	14,015
McLeod Russel India Ltd.	1,074	4,549
MindTree Ltd.	944	16,814
Rajesh Exports Ltd.	1,836	4,251
Raymond Ltd.	978	7,369
Redington India Ltd.	4,453	7,503
Shree Renuka Sugars Ltd.[b]	10,962	3,044
Tata Global Beverages Ltd.	5,458	14,232
Thermax Ltd.	806	11,734
Torrent Pharmaceuticals Ltd.	952	13,674
TV18 Broadcast Ltd.[b]	9,536	4,512
Unitech Ltd.[b]	20,088	6,707
Voltas Ltd.	3,030	12,406

		436,553
INDONESIA — 3.66%
PT ACE Hardware Indonesia Tbk	97,200	6,515
PT Alam Sutera Realty Tbk	132,000	5,068
PT Aneka Tambang (Persero) Tbk	43,000	3,451
PT Arwana Citramulia Tbk	80,000	6,057
PT Bank Bukopin Tbk	90,000	5,623
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	59,000	3,686
PT Bank Tabungan Negara (Persero) Tbk	51,263	4,751
PT Benakat Integra Tbk[b]	331,000	3,807
PT Bumi Resources Tbk[b]	188,600	2,154
PT BW Plantation Tbk	40,000	1,804
PT Ciputra Development Tbk	140,000	13,264
PT Ciputra Property Tbk	47,000	2,936
PT Energi Mega Persada Tbk[b]	622,000	5,816
PT Erajaya Swasembada Tbk[b]	21,000	1,772
PT Gajah Tunggal Tbk	24,000	2,860
PT Garuda Indonesia (Persero) Tbk[b]	42,173	1,850
PT Indika Energy Tbk[b]	38,000	1,997
PT Japfa Comfeed Indonesia Tbk	65,000	6,750
PT Kawasan Industri Jababeka Tbk	317,565	7,147
PT Lippo Cikarang Tbk[b]	6,000	4,220
PT Medco Energi Internasional Tbk	22,400	7,136
PT Mitra Adiperkasa Tbk	10,000	4,386
PT MNC Investama Tbk	322,000	8,926
PT MNC Sky Vision Tbk	21,000	3,302
PT Modernland Realty Tbk	216,312	8,896
PT Nippon Indosari Corpindo Tbk	35,000	3,591
PT Pakuwon Jati Tbk	349,400	13,010
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	38,000	6,116
PT Ramayana Lestari Sentosa Tbk	56,000	3,753
PT Salim Ivomas Pratama Tbk	44,000	2,822
PT Sentul City Tbk[b]	300,000	2,209
PT Sigmagold Inti Perkasa Tbk[b]	94,000	3,656
PT Sugih Energy Tbk[b]	272,600	9,519
PT Summarecon Agung Tbk	142,800	14,888
PT Surya Semesta Internusa Tbk	49,292	3,100
PT Timah (Persero) Tbk	66,590	6,805
PT Trada Maritime Tbk[b]	72,000	10,992
PT Wijaya Karya (Persero) Tbk	39,000	9,230

		213,865

Security	Shares	Value

MALAYSIA — 5.11%
AEON Credit Service (M) Bhd	1,660	$7,944
Bursa Malaysia Bhd	4,200	10,330
CapitaMalls Malaysia Trust Bhd	11,600	5,078
Carlsberg Brewery Malaysia Bhd	1,600	5,399
DRB-Hicom Bhd	5,400	3,497
Eastern & Oriental Bhd	14,600	12,428
Hartalega Holdings Bhd	4,200	8,938
IGB Corp. Bhd	8,800	7,705
IGB Real Estate Investment Trust	18,000	7,224
IJM Land Bhd	11,000	11,504
Kian Joo Can Factory Bhd	7,200	6,326
KNM Group Bhd[b]	28,200	6,902
Kossan Rubber Industries Bhd	8,200	11,468
KPJ Healthcare Bhd	9,000	10,698
Magnum Bhd	5,400	4,909
Mah Sing Group Bhd	11,000	7,959
Malaysia Building Society Bhd	12,300	9,685
Malaysian Airline System Bhd[b]	64,600	5,008
Malaysian Resources Corp. Bhd	25,200	12,105
Media Prima Bhd	10,200	6,078
Naim Holdings Bhd	3,600	3,743
OSK Holdings Bhd	13,000	8,853
Pavilion Real Estate Investment Trust Bhd	15,400	7,023
Perisai Petroleum Teknologi Bhd[b]	13,200	4,455
POS Malaysia Bhd	6,000	9,212
QL Resources Bhd	11,700	12,236
Sarawak Oil Palms Bhd	2,800	4,895
Scomi Group Bhd[b]	32,200	3,426
Sunway Bhd	11,733	12,306
Sunway Real Estate Investment Trust Bhd	20,000	9,303
Supermax Corp. Bhd	9,400	6,659
TA Enterprise Bhd	35,800	9,469
TIME dotCom Bhd[b]	8,000	12,599
Top Glove Corp. Bhd	4,200	6,244
TSH Resources Bhd	15,600	11,288
Wah Seong Corp. Bhd	10,563	5,331
WCT Holdings Bhd	15,023	9,911

		298,138
PHILIPPINES — 1.44%
Belle Corp.	56,000	6,539
Cebu Air Inc.	4,300	7,043
Cosco Capital Inc.	33,600	5,825
Filinvest Land Inc.	198,000	6,795
First Gen Corp.	15,400	8,888
First Philippine Holdings Corp.	2,340	4,537
Lopez Holdings Corp.	28,000	4,149
Manila Water Co. Inc.	13,000	8,372
Melco Crown Philippines Resorts Corp.[b]	16,600	5,549
Nickel Asia Corp.	13,650	12,654
Philippine National Bank[b]	3,039	5,722
Vista Land & Lifescapes Inc.	60,000	8,223

		84,296
SINGAPORE — 8.85%
AIMS AMP Capital Industrial REIT[a]	9,400	10,895
ARA Asset Management Ltd.	6,600	8,779
Ascendas India Trust[a]	10,000	6,379
Ascott Residence Trust	7,200	6,945

113

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Asian Pay Television Trust	16,000	$10,642
Biosensors International Group Ltd.[b]	12,000	5,834
Boustead Singapore Ltd.	6,000	8,588
Cache Logistics Trust	10,000	9,101
Cambridge Industrial Trust[a]	20,000	10,813
CapitaRetail China Trust	6,360	8,064
CDL Hospitality Trusts	8,000	10,735
COSCO Corp. (Singapore) Ltd.[a]	8,000	3,703
Ezion Holdings Ltd.[a]	14,400	16,915
Ezra Holdings Ltd.[a]	8,000	5,072
First REIT	10,000	9,568
First Resources Ltd.[a]	8,000	12,944
Frasers Centrepoint Trust	6,000	9,078
Frasers Commercial Trust	10,000	11,046
GMG Global Ltd.	62,000	2,990
Hyflux Ltd.[a]	6,000	4,714
Indofood Agri Resources Ltd.	6,000	3,897
Keppel Infrastructure Trust[a]	4,000	3,267
Keppel REIT	18,000	17,083
KrisEnergy Ltd.[a,b]	6,000	3,851
Lippo Malls Indonesia Retail Trust	22,000	6,332
M1 Ltd.[a]	4,000	10,860
Mapletree Commercial Trust[a]	12,000	13,349
Mapletree Greater China Commercial Trust	18,000	13,232
Mapletree Industrial Trust	12,000	13,769
Mapletree Logistics Trust	16,000	14,625
Midas Holdings Ltd.[a]	22,000	5,562
Neptune Orient Lines Ltd.[a,b]	10,000	6,496
OSIM International Ltd.	4,000	5,788
OUE Hospitality Trust[a]	8,666	6,135
OUE Ltd.[a]	4,000	6,566
Parkway Life REIT	6,000	11,155
Perennial China Retail Trust	16,000	6,597
Raffles Education Corp. Ltd.[a]	26,200	6,930
Raffles Medical Group Ltd.[a]	4,000	11,824
Sabana Shari’ah Compliant Industrial REIT[a]	10,000	7,701
SATS Ltd.	8,000	19,292
Singapore Post Ltd.[a]	16,000	24,520
SMRT Corp. Ltd.[a]	8,000	9,273
Stamford Land Corp. Ltd.[a]	14,000	6,044
Starhill Global REIT	16,000	10,144
Suntec REIT[a]	26,000	36,103
Super Group Ltd.[a]	6,000	5,508
Tat Hong Holdings Ltd.	4,000	2,443
Tiger Airways Holdings Ltd.[a,b]	14,400	3,529
United Engineers Ltd.[a]	6,000	13,396
Vard Holdings Ltd.[a,b]	6,000	3,197
Venture Corp. Ltd.	2,000	12,026
Wheelock Properties (Singapore) Ltd.	2,000	2,800
Wing Tai Holdings Ltd.	6,000	8,355
Yanlord Land Group Ltd.[a]	8,000	6,814
Yoma Strategic Holdings Ltd.[a,b]	10,000	5,212

		516,480
SOUTH KOREA — 17.65%
3S Korea Co. Ltd.[b]	856	2,355
Able C&C Co. Ltd.	123	2,636
Ahnlab Inc.	102	3,445
Asiana Airlines Inc.[b]	1,280	4,809
Binggrae Co. Ltd.	80	6,191
Chabiotech Co. Ltd.[b]	560	7,703
Chadiostech Co. Ltd.[b]	1,031	2,653
Chong Kun Dang Pharmaceutical Corp.	129	8,582

Security	Shares	Value

CJ CGV Co. Ltd.	260	$12,748
CJ E&M Corp.[b]	302	9,480
CJ O Shopping Co. Ltd.	40	9,828
Com2uS Corp.[b]	100	18,152
Cosmax Inc.[b]	119	12,025
CTCBIO Inc.[b]	236	3,080
Daeduck Electronics Co.	318	2,693
Daesang Corp.	280	10,886
Daewoong Pharmaceutical Co. Ltd.	122	7,957
Daishin Securities Co. Ltd.	840	8,056
Daou Technology Inc.	520	5,401
Daum Communications Corp.[a]	150	20,492
Dong-A Socio Holdings Co. Ltd.	44	6,052
Dong-A ST Co. Ltd.	66	5,694
Dongsuh Companies Inc.	496	9,653
Dongwon Industries Co. Ltd.	16	4,910
Dongyang Mechatronics Corp.	540	3,971
Doosan Engine Co. Ltd.[b]	680	3,913
Duksan Hi-Metal Co. Ltd.[b]	344	3,460
EO Technics Co. Ltd.	204	21,073
Eugene Technology Co. Ltd.	354	5,714
Fila Korea Ltd.	128	13,354
Foosung Co. Ltd.[b]	1,940	4,529
Gamevil Inc.[b]	110	13,895
GemVax & Kael Co. Ltd.[b]	310	5,453
Grand Korea Leisure Co. Ltd.	400	14,316
Green Cross Corp.	106	13,588
Green Cross Holdings Corp.	380	7,982
GS Home Shopping Inc.	42	8,461
Halla Holdings Corp.	72	4,777
Halla Holdings Corp.[b]	79	14,895
Hana Tour Service Inc.	160	10,046
Hancom Inc.	370	7,997
Handsome Co. Ltd.	260	7,809
Hanil E-Hwa Co. Ltd.[b]	246	4,120
Hanjin Heavy Industries & Construction Co. Ltd.[b]	939	3,800
Hanjin Shipping Co. Ltd.[b]	1,140	5,387
Hankook Tire Worldwide Co. Ltd.	320	6,497
Hanmi Pharm Co. Ltd.[b]	100	7,953
Hansol Paper Co.	560	5,198
Hanssem Co. Ltd.	156	18,611
Huchems Fine Chemical Corp.	340	7,397
Hyundai Corp.	220	7,534
Hyundai Greenfood Co. Ltd.	580	9,850
Hyundai Home Shopping Network Corp.	60	7,635
Ilyang Pharmaceutical Co. Ltd.	280	7,074
iMarketKorea Inc.	280	6,904
Interflex Co. Ltd.[b]	162	1,698
ISU Chemical Co. Ltd.	320	3,084
IsuPetasys Co. Ltd.	760	3,058
JB Financial Group Co. Ltd.	1,660	10,189
JoyCity Corp.[b]	186	3,533
Jusung Engineering Co. Ltd.[b]	1,417	4,150
KEPCO Plant Service & Engineering Co. Ltd.	282	23,141
KIWOOM Securities Co. Ltd.	172	7,299
Koh Young Technology Inc.[a]	330	10,190
Kolao Holdings	360	5,524
Kolon Industries Inc.	208	10,607
Komipharm International Co. Ltd.[b]	726	6,739
Korea Kolmar Co. Ltd.	220	10,704
Korea Petrochemical Industrial Co. Ltd.	53	3,878
Korean Reinsurance Co.	999	10,656
KT Skylife Co. Ltd.	280	5,083
Kumho Tire Co. Inc.[b]	1,020	10,212

114

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Kyobo Securities Co. Ltd.[b]	1,180	$14,850
LF Corp.	260	8,186
LG Hausys Ltd.	106	15,820
LG Life Sciences Ltd.[b]	180	6,333
LIG Insurance Co. Ltd.	500	13,029
Lock&Lock Co. Ltd.[a]	280	2,987
Lotte Chilsung Beverage Co. Ltd.	8	12,703
Lotte Food Co. Ltd.	12	7,456
Lumens Co. Ltd.[b]	640	3,276
Medipost Co. Ltd.[b]	100	4,678
Medy-Tox Inc.	62	14,480
MegaStudy Co. Ltd.	52	2,608
Meritz Fire & Marine Insurance Co. Ltd.	620	7,426
Namhae Chemical Corp.	1,040	8,213
Namyang Dairy Products Co. Ltd.	10	6,419
Neowiz Games Corp.[b]	430	9,254
NEPES Corp.[b]	402	2,343
Nexen Tire Corp.	460	5,638
NHN Entertainment Corp.[b]	150	11,649
NongShim Co. Ltd.	42	10,493
OCI Materials Co. Ltd.	148	7,049
Osstem Implant Co. Ltd.[b]	270	10,990
Ottogi Corp.	22	11,672
Partron Co. Ltd.	599	4,932
Poongsan Corp.	260	6,435
POSCO Chemtech Co. Ltd.	46	6,366
POSCO ICT Co. Ltd.	1,074	6,120
S&T Dynamics Co. Ltd.	560	4,375
S.M. Entertainment Co.[b]	262	6,938
Samchully Co. Ltd.	56	7,912
Samsung Fine Chemicals Co. Ltd.	234	6,525
Sapphire Technology Co. Ltd.[a,b]	176	2,750
SeAH Besteel Corp.	224	6,697
Seegene Inc.[b]	180	9,903
Seoul Semiconductor Co. Ltd.	412	7,074
Seoyeon Co. Ltd.	201	2,878
SFA Engineering Corp.	142	6,039
Silicon Works Co. Ltd.	232	5,069
SK Broadband Co. Ltd.[b]	2,154	9,120
SK Chemicals Co. Ltd.	222	12,671
SK Securities Co. Ltd.[b]	10,620	9,261
SKC Co. Ltd.	260	6,690
SL Corp.	320	5,899
Soulbrain Co. Ltd.	190	4,800
Sung Kwang Bend Co. Ltd.	284	4,106
Sungwoo Hitech Co. Ltd.	604	8,703
Suprema Inc.[b]	392	11,004
Taewoong Co. Ltd.[b]	178	2,765
Tera Resource Co. Ltd.[b]	6,536	—
TK Corp.[b]	253	3,267
TONGYANG Life Insurance Co.	680	7,381
Toray Chemical Korea Inc.[b]	472	5,675
ViroMed Co. Ltd.[b]	218	10,546
WeMade Entertainment Co. Ltd.[b]	184	6,396
Wonik IPS Co. Ltd.[b]	816	10,308
Woongjin Thinkbig Co. Ltd.[b]	860	5,826
YG Entertainment Inc.	157	6,669
Youngone Corp.	280	16,741
Youngone Holdings Co. Ltd.	112	11,056
Yuanta Securities Korea[b]	1,760	5,031

		1,029,899

Security	Shares	Value

TAIWAN — 19.81%
A-DATA Technology Co. Ltd.	2,014	$3,622
Ability Enterprise Co. Ltd.	8,000	3,972
AcBel Polytech Inc.	10,000	11,277
Airtac International Group	2,000	14,597
ALI Corp.	6,000	4,951
Alpha Networks Inc.	10,000	5,030
Altek Corp.[b]	5,600	6,076
Ambassador Hotel Ltd. (The)	6,000	5,444
AmTRAN Technology Co. Ltd.	10,000	5,753
Apex Biotechnology Corp.	4,100	6,416
Ardentec Corp.	14,240	11,189
Asia Polymer Corp.	8,600	5,895
BES Engineering Corp.	26,000	6,676
Career Technology (MFG.) Co. Ltd.	6,000	6,875
Center Laboratories Inc.[b]	2,300	6,957
CHC Resources Corp.	4,000	8,942
Cheng Loong Corp.	18,000	7,871
Chin-Poon Industrial Co. Ltd.	6,000	9,607
China Bills Finance Corp.	18,000	6,628
China Man-Made Fibers Corp.[b]	18,000	4,758
China Metal Products Co. Ltd.	4,243	3,487
China Petrochemical Development Corp.[b]	28,000	8,837
China Steel Chemical Corp.	2,000	10,882
China Synthetic Rubber Corp.	8,000	8,259
Chipbond Technology Corp.	8,000	14,729
Chong Hong Construction Co.	2,100	4,315
Chroma ATE Inc.	4,000	9,955
Chung Hsin Electric & Machinery Manufacturing Corp.[b]	12,000	7,535
Chung Hung Steel Corp.[b]	26,000	6,343
CMC Magnetics Corp.[b]	38,000	5,597
Compeq Manufacturing Co. Ltd.	16,000	8,811
Coretronic Corp.[b]	9,000	13,493
CSBC Corp. Taiwan	10,000	5,260
CyberTAN Technology Inc.	6,000	4,833
D-Link Corp.	10,200	5,701
Depo Auto Parts Industrial Co. Ltd.	2,000	7,233
Dynapack International Technology Corp.	2,000	4,866
E Ink Holdings Inc.[b]	12,000	5,839
E-LIFE MALL Corp.	4,000	7,733
Elan Microelectronics Corp.	6,000	9,488
Evergreen International Storage & Transport Corp.	12,000	7,022
Everlight Electronics Co. Ltd.	6,000	11,362
Far Eastern International Bank Ltd.	19,992	6,737
Faraday Technology Corp.	6,000	6,372
Feng Tay Enterprise Co. Ltd.	4,326	11,165
Firich Enterprises Co. Ltd.	2,285	8,264
FLEXium Interconnect Inc.	2,590	5,467
Forhouse Corp.[b]	12,000	4,655
Formosa Epitaxy Inc.[b]	10,000	5,112
Formosan Rubber Group Inc.	10,000	10,899
G Tech Optoelectronics Corp.[b]	4,000	3,242
Gemtek Technology Corp.	6,000	4,389
Genesis Photonics Inc.[b]	9,289	4,581
Gigabyte Technology Co. Ltd.	10,000	11,474
Gigastorage Corp.[b]	8,000	7,022
Gintech Energy Corp.[b]	8,000	6,233
Global Unichip Corp.	2,000	6,030
Gloria Material Technology Corp.	12,400	8,215
Goldsun Development & Construction Co. Ltd.[b]	14,000	4,948
Grand Pacific Petrochemical Corp.	14,000	6,697
Great Taipei Gas Co. Ltd.	10,000	7,660

115

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Great Wall Enterprise Co. Ltd.	10,400	$9,420
HannStar Display Corp.	31,777	7,982
HannsTouch Solution Inc.[b]	16,000	3,330
Ho Tung Chemical Corp.	14,023	4,933
Holy Stone Enterprise Co. Ltd.	5,600	7,420
Huaku Development Co. Ltd.	4,000	6,569
Ichia Technologies Inc.	6,000	6,549
IEI Integration Corp.	5,119	8,103
Infortrend Technology Inc.	10,000	5,573
ITEQ Corp.	6,000	4,675
Jih Sun Financial Holdings Co. Ltd.	26,199	6,985
Kenda Rubber Industrial Co. Ltd.	6,676	13,608
Kerry TJ Logistics Co. Ltd.	4,000	4,997
Kindom Construction Corp.	6,000	5,168
King Yuan Electronics Co. Ltd.	14,000	11,047
King’s Town Bank Co. Ltd.	10,000	10,915
Kinpo Electronics Inc.[b]	20,000	8,712
Lien Hwa Industrial Corp.	8,000	5,195
Macronix International Co. Ltd.[b]	38,000	8,533
Makalot Industrial Co. Ltd.	2,176	11,375
Masterlink Securities Corp.	22,264	7,085
Medigen Biotechnology Corp.[b]	346	1,502
Mercuries & Associates Ltd.	8,640	4,999
Merry Electronics Co. Ltd.	2,100	8,458
Micro-Star International Co. Ltd.	12,000	14,656
Microbio Co. Ltd.[b]	7,378	6,428
MIN AIK Technology Co. Ltd.	2,000	8,811
Mitac Holdings Corp.	6,000	4,636
Motech Industries Inc.	4,000	4,945
National Petroleum Co. Ltd.	6,000	6,855
Neo Solar Power Corp.	9,975	9,445
Nien Hsing Textile Co. Ltd.	5,235	4,329
Pan-International Industrial Corp.	8,120	5,046
Pixart Imaging Inc.	4,000	8,877
President Securities Corp.	12,000	6,273
Prince Housing & Development Corp.	14,068	5,273
Qisda Corp.[b]	30,000	13,414
Radium Life Tech Co. Ltd.	10,321	5,921
Rechi Precision Co. Ltd.	8,487	8,496
Ritek Corp.[b]	46,000	5,233
Sanyang Industry Co. Ltd.	8,000	7,075
Senao International Co. Ltd.	2,000	3,649
Sheng Yu Steel Co. Ltd.	10,000	6,608
Shih Wei Navigation Co. Ltd.	8,323	5,117
Shihlin Electric & Engineering Corp.	6,000	7,831
Shin Zu Shing Co. Ltd.	2,000	4,386
Shinkong Synthetic Fibers Corp.	20,000	7,101
Silicon Integrated Systems Corp.[b]	18,000	4,977
Silitech Technology Corp.	4,108	2,769
Sincere Navigation Corp.	4,000	3,459
Sino-American Silicon Products Inc.[b]	6,000	9,271
Solar Applied Materials Technology Corp.	10,000	7,874
Ta Chen Stainless Pipe Co. Ltd.	15,400	9,417
Ta Chong Bank Ltd.[b]	23,004	7,639
Taichung Commercial Bank Co. Ltd.	15,197	5,096
Tainan Spinning Co. Ltd.	14,636	8,108
Taiwan Cogeneration Corp.	10,000	7,923
Taiwan Hon Chuan Enterprise Co. Ltd.	4,000	6,549
Taiwan Land Development Corp.	21,496	7,633
Taiwan Paiho Ltd.	6,000	8,344
Taiwan Secom Co. Ltd.	4,060	10,758
Taiwan Surface Mounting Technology Co. Ltd.	4,368	6,110
Taiwan TEA Corp.	12,000	6,510
Taiwan-Sogo Shinkong Security Corp.	8,080	10,201

Security	Shares	Value

Tatung Co. Ltd.[b]	32,000	$9,069
Test-Rite International Co. Ltd.	4,000	2,643
Ton Yi Industrial Corp.	12,000	7,121
Tong Hsing Electronic Industries Ltd.	2,000	7,595
Tong Yang Industry Co. Ltd.	6,200	6,319
Tripod Technology Corp.	6,000	11,204
TTY Biopharm Co. Ltd.	4,457	8,323
Tung Ho Steel Enterprise Corp.	8,000	6,312
TXC Corp.	6,000	7,407
Union Bank of Taiwan[b]	17,811	6,031
Unitech Printed Circuit Board Corp.[b]	20,000	8,186
Unity Opto Technology Co. Ltd.[b]	8,000	7,036
Universal Cement Corp.	10,200	8,970
UPC Technology Corp.	12,239	4,185
USI Corp.	10,000	4,734
Visual Photonics Epitaxy Co. Ltd.	6,000	5,346
Wah Lee Industrial Corp.	6,000	10,455
Waterland Financial Holdings Co. Ltd.	27,395	7,611
Wei Chuan Foods Corp.	6,000	4,991
Weikeng Industrial Co. Ltd.	12,000	9,153
Win Semiconductors Corp.	6,000	5,405
Winbond Electronics Corp.[b]	36,000	11,516
Wintek Corp.[b]	20,000	1,276
Wisdom Marine Lines Co. Ltd.	2,798	3,243
Wistron NeWeb Corp.	4,201	9,447
WT Microelectronics Co. Ltd.	6,300	10,045
Yageo Corp.	8,927	13,823
YC INOX Co. Ltd.	12,000	9,153
Yem Chio Co. Ltd.	17,415	9,218
YFY Inc.	16,000	6,628
Yieh Phui Enterprise Co. Ltd.	20,604	6,097
YungShin Global Holding Corp.	4,000	7,272
Yungtay Engineering Co. Ltd.	6,000	13,315
Zinwell Corp.	8,000	7,693

		1,156,276
THAILAND — 4.91%
Amata Corp. PCL NVDR	11,000	5,235
AP (Thailand) PCL NVDR	25,740	5,255
Bangkok Chain Hospital PCL NVDR	26,000	7,783
Bangkok Expressway PCL NVDR	4,600	5,367
Bangkok Land PCL NVDR	120,000	7,369
Cal-Comp Electronics (Thailand) PCL NVDR	28,152	2,610
Central Plaza Hotel PCL NVDR	9,600	11,127
CH. Karnchang PCL NVDR[a]	9,910	8,367
Delta Electronics (Thailand) PCL NVDR	8,000	15,843
Dynasty Ceramic PCL NVDR	2,400	4,348
Esso (Thailand) PCL NVDR[b]	18,000	3,040
Hana Microelectronics PCL NVDR	9,400	12,555
Hemaraj Land and Development PCL NVDR	63,200	9,275
Italian-Thai Development PCL NVDR[b]	30,365	5,314
Jasmine International PCL NVDR	52,000	11,894
Khon Kaen Sugar Industry PCL NVDR	15,400	6,147
Kiatnakin Bank PCL NVDR	4,600	5,967
LPN Development PCL NVDR	11,200	8,562
Major Cineplex Group PCL NVDR	11,000	8,038
Natural Park PCL NVDR[b]	2,292,000	4,926
Pruksa Real Estate PCL NVDR[a]	11,200	11,520
Quality Houses PCL NVDR	56,200	7,420
Samart Corp. PCL NVDR	8,000	8,106
Samart Telcoms PCL NVDR	7,000	4,728
Siam Global House PCL NVDR	18,700	7,464
Sino-Thai Engineering & Construction PCL NVDR	14,400	11,606

116

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Sri Trang Agro-Industry PCL NVDR	5,600	$2,510
STP & I PCL NVDR[a]	8,000	5,379
Supalai PCL NVDR	10,400	8,222
Thai Airways International PCL NVDR[a,b]	9,200	4,039
Thai Tap Water Supply PCL NVDR	17,200	6,390
Thai Vegetable Oil PCL NVDR	7,400	5,067
Thaicom PCL NVDR	6,000	7,231
Thanachart Capital PCL NVDR	7,000	7,522
Thoresen Thai Agencies PCL NVDR[b]	14,872	9,954
Ticon Industrial Connection PCL NVDR[a]	6,480	3,701
TISCO Financial Group PCL NVDR[a]	5,280	7,214
Univentures PCL NVDR	12,200	3,746
VGI Global Media PCL NVDR	26,136	10,271
WHA Corp. PCL NVDR[a]	4,410	5,281

		286,393

TOTAL COMMON STOCKS (Cost: $5,636,553)		5,819,428

WARRANTS — 0.00%

BERMUDA — 0.00%
HKC Holdings Ltd. (Expires 10/15/15)[a,b]	31,599	159

		159
THAILAND — 0.00%
Thoresen Thai Agencies PCL NVDR (Expires 2/28/17)[b]	1	—
VGI Global Media PCL NVDR (Expires 8/1/18)[b]	1	—

		—

TOTAL WARRANTS (Cost: $0)		159

SHORT-TERM INVESTMENTS — 14.65%

MONEY MARKET FUNDS — 14.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%c,[d,e]	803,888	803,888
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%c,[d,e]	46,496	46,496

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,672	$4,672

		855,056

TOTAL SHORT-TERM INVESTMENTS (Cost: $855,056)		855,056

TOTAL INVESTMENTS IN SECURITIES — 114.36% (Cost: $6,491,609)		6,674,643
Other Assets, Less Liabilities — (14.36)%		(837,894)

NET ASSETS — 100.00%		$5,836,749

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

117

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 97.88%

CHINA — 10.80%
AAC Technologies Holdings Inc.[a]	6,000	$35,937
GCL-Poly Energy Holdings Ltd.[b]	60,000	20,270
Kingboard Chemical Holdings Co. Ltd.	4,400	8,658
Kingsoft Corp. Ltd.	4,000	9,439
Lenovo Group Ltd.	48,000	70,683
Tencent Holdings Ltd.	36,000	573,757
ZTE Corp. Class H	5,600	13,575

		732,319
HONG KONG — 0.57%
ASM Pacific Technology Ltd.	2,000	21,998
Hanergy Thin Film Power Group Ltd.[a]	72,000	16,433

		38,431
INDIA — 6.75%
HCL Technologies Ltd.	1,544	40,446
Infosys Ltd.	3,288	216,947
Tata Consultancy Services Ltd.	3,348	142,200
Tech Mahindra Ltd.	420	17,222
Wipro Ltd.	4,444	40,799

		457,614
JAPAN — 31.12%
Advantest Corp.	1,200	13,701
Brother Industries Ltd.	2,000	35,021
Canon Inc.	8,000	241,845
Citizen Holdings Co. Ltd.	2,400	15,307
FUJIFILM Holdings Corp.	3,200	105,244
Fujitsu Ltd.	12,000	71,119
Gree Inc.[a]	400	2,769
Hamamatsu Photonics K.K.	400	17,912
Hitachi High-Technologies Corp.	400	11,882
Hitachi Ltd.	36,000	275,881
Hoya Corp.	3,200	111,538
IBIDEN Co. Ltd.	800	11,660
Japan Display Inc.[b]	2,400	6,808
Kakaku.com Inc.	800	10,611
Keyence Corp.	400	187,253
Konami Corp.	800	15,714
Konica Minolta Holdings Inc.	2,000	21,658
Kyocera Corp.	2,400	108,006
Murata Manufacturing Co. Ltd.	1,600	174,194
NEC Corp.	20,000	68,864
Nexon Co. Ltd.	800	6,886
Nintendo Co. Ltd.	800	84,992
Nippon Electric Glass Co. Ltd.	4,000	18,269
Nomura Research Institute Ltd.	800	25,904
NTT Data Corp.	800	30,436
Omron Corp.	1,600	73,931
Oracle Corp. Japan	400	15,236
Ricoh Co. Ltd.	4,800	49,154
Rohm Co. Ltd.	800	47,598
Seiko Epson Corp.	800	36,323

Security	Shares	Value

TDK Corp.	800	$43,959
Tokyo Electron Ltd.	1,200	74,395
Trend Micro Inc.	800	26,225
Yahoo! Japan Corp.	10,800	38,246
Yaskawa Electric Corp.	800	10,019
Yokogawa Electric Corp.	1,600	21,480

		2,110,040
SOUTH KOREA — 20.42%
LG Display Co. Ltd.[b]	1,600	46,934
LG Innotek Co. Ltd.[b]	84	6,642
NAVER Corp.	193	136,164
NCsoft Corp.	116	15,955
Samsung Electro-Mechanics Co. Ltd.	440	20,050
Samsung Electronics Co. Ltd.	784	912,575
Samsung SDI Co. Ltd.	328	38,670
SK C&C Co. Ltd.	156	35,397
SK Hynix Inc.[b]	3,868	171,733

		1,384,120
TAIWAN — 28.22%
Acer Inc.[b]	24,000	16,452
Advanced Semiconductor Engineering Inc.	48,000	57,364
ASUSTeK Computer Inc.	4,000	40,767
AU Optronics Corp.	64,000	30,299
Catcher Technology Co. Ltd.	4,000	33,666
Chicony Electronics Co. Ltd.	4,050	11,624
Clevo Co.	4,000	7,075
Compal Electronics Inc.	32,000	23,619
Delta Electronics Inc.	12,000	71,803
Epistar Corp.	8,000	14,439
Foxconn Technology Co. Ltd.	8,715	23,208
Hon Hai Precision Industry Co. Ltd.	87,808	277,138
HTC Corp.[b]	4,000	17,688
Innolux Corp.	60,667	27,624
Inotera Memories Inc.[b]	16,000	24,592
Inventec Corp.	20,000	13,874
Lite-On Technology Corp.	16,139	22,604
MediaTek Inc.	8,000	113,886
Novatek Microelectronics Corp. Ltd.	4,000	20,647
Pegatron Corp.	16,000	29,037
Powertech Technology Inc.	8,000	13,414
Quanta Computer Inc.	20,000	50,236
Radiant Opto-Electronics Corp.	4,090	14,253
Realtek Semiconductor Corp.	4,060	13,415
Siliconware Precision Industries Co. Ltd.	28,000	39,492
Simplo Technology Co. Ltd.	4,000	19,463
Synnex Technology International Corp.	12,000	16,826
Taiwan Semiconductor Manufacturing Co. Ltd.	176,000	755,116
Unimicron Technology Corp.	12,000	9,212
United Microelectronics Corp.	100,000	44,055
Vanguard International Semiconductor Corp.	8,000	12,007
Wistron Corp.	16,932	17,758
WPG Holdings Co. Ltd.	16,000	19,463
Zhen Ding Technology Holding Ltd.	4,150	11,365

		1,913,481

TOTAL COMMON STOCKS (Cost: $5,452,930)		6,636,005

118

Consolidated Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY ETF

October 31, 2014

Security	Shares	Value

PREFERRED STOCKS — 1.85%

SOUTH KOREA — 1.85%
Samsung Electronics Co. Ltd.	136	$125,345

		125,345

TOTAL PREFERRED STOCKS
(Cost: $105,169)		125,345

SHORT-TERM INVESTMENTS — 0.95%

MONEY MARKET FUNDS — 0.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	52,736	52,736
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	3,050	3,050
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	8,831	8,831

		64,617

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,617)		64,617

TOTAL INVESTMENTS IN SECURITIES — 100.68%
(Cost: $5,622,716)		6,825,967
Other Assets, Less Liabilities — (0.68)%		(46,044)

NET ASSETS — 100.00%		$6,779,923

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

119

Schedule of Investments  (Unaudited)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.93%

CHINA — 18.73%
AAC Technologies Holdings Inc.	2,000	$11,979
Agricultural Bank of China Ltd. Class H	38,000	17,640
Bank of China Ltd. Class H	106,000	50,709
Bank of Communications Co. Ltd. Class H	4,000	2,997
Beijing Capital International Airport Co. Ltd. Class H	16,000	11,739
Beijing Enterprises Holdings Ltd.	5,000	40,811
China Construction Bank Corp. Class H	50,000	37,265
China Life Insurance Co. Ltd. Class H	2,000	5,983
China Mengniu Dairy Co. Ltd.	8,000	35,331
China Minsheng Banking Corp. Ltd. Class H	4,800	4,809
China Mobile Ltd.	7,000	87,103
China Pacific Insurance (Group) Co. Ltd. Class H	800	2,992
China Petroleum & Chemical Corp. Class H	32,000	27,729
China Resources Gas Group Ltd.	16,000	45,698
China Resources Power Holdings Co. Ltd.	8,000	23,262
China Telecom Corp. Ltd. Class H	8,000	5,096
China Vanke Co. Ltd.[a]	3,800	7,085
CSPC Pharmaceutical Group Ltd.	20,000	18,413
Guangdong Investment Ltd.	36,000	47,349
Haier Electronics Group Co. Ltd.	4,000	10,806
Haitong Securities Co. Ltd. Class H	1,600	2,744
Hengan International Group Co. Ltd.	4,000	42,165
Huaneng Power International Inc. Class H	16,000	19,641
Industrial and Commercial Bank of China Ltd. Class H	26,000	17,199
Jiangsu Expressway Co. Ltd. Class H	28,000	31,267
Lenovo Group Ltd.	24,000	35,342
PetroChina Co. Ltd. Class H	8,000	10,017
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	8,067
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	12,200	30,550
Shenzhou International Group Holdings Ltd.	4,000	13,797
Sihuan Pharmaceutical Holdings Group Ltd.	28,000	22,349
Sino Biopharmaceutical Ltd.	24,000	24,170
Sinopharm Group Co. Ltd. Class H	2,400	9,377
SOHO China Ltd.	17,000	12,473
Sun Art Retail Group Ltd.	29,000	31,037
Tencent Holdings Ltd.	3,000	47,813
Tingyi (Cayman Islands) Holding Corp.	12,000	29,833
Tsingtao Brewery Co. Ltd. Class H	4,000	29,554
Uni-President China Holdings Ltd.	6,000	5,547
Want Want China Holdings Ltd.	16,000	21,828
Zhejiang Expressway Co. Ltd. Class H	40,000	40,334
ZTE Corp. Class H	3,200	7,757

		987,657
HONG KONG — 17.64%
AIA Group Ltd.	14,800	82,538
ASM Pacific Technology Ltd.	2,600	28,598
Bank of East Asia Ltd. (The)	4,400	18,382
BOC Hong Kong (Holdings) Ltd.	22,000	73,190
Cathay Pacific Airways Ltd.	12,000	22,498
Cheung Kong Infrastructure Holdings Ltd.	10,000	72,983
CLP Holdings Ltd.	10,000	86,071
Hanergy Thin Film Power Group Ltd.	80,000	18,259
Hang Seng Bank Ltd.	4,800	81,329
HKT Trust and HKT Ltd.	16,160	19,692

Security	Shares	Value

Hong Kong and China Gas Co. Ltd. (The)	30,800	$71,885
Link REIT (The)	14,000	82,229
MTR Corp. Ltd.	21,000	85,568
Power Assets Holdings Ltd.	9,000	86,864
Swire Pacific Ltd. Class A	6,000	78,683
Swire Properties Ltd.	6,800	21,789

		930,558
INDIA — 3.80%
Dr. Reddy’s Laboratories Ltd. SP ADR	2,052	107,299
Infosys Ltd. SP ADR	712	47,605
Wipro Ltd. SP ADR	3,726	45,457

		200,361
INDONESIA — 1.67%
PT Bank Central Asia Tbk	37,200	40,170
PT Jasa Marga (Persero) Tbk	26,400	13,872
PT Kalbe Farma Tbk	58,400	8,239
PT Telekomunikasi Indonesia (Persero) Tbk	27,600	6,281
PT Unilever Indonesia Tbk	7,800	19,621

		88,183
MALAYSIA — 9.69%
Astro Malaysia Holdings Bhd	9,400	9,431
Axiata Group Bhd	9,000	19,290
Berjaya Sports Toto Bhd	4,400	4,829
Hong Leong Bank Bhd	16,800	74,672
IHH Healthcare Bhd	41,000	61,701
Malayan Banking Bhd	23,200	68,417
Malaysia Airports Holdings Bhd	6,800	14,926
Maxis Bhd	31,800	65,161
Petronas Chemicals Group Bhd	10,800	20,193
Petronas Dagangan Bhd	5,400	33,491
Petronas Gas Bhd	2,200	15,036
Public Bank Bhd	13,200	74,402
Sime Darby Bhd	5,400	15,892
Telekom Malaysia Bhd	13,800	30,208
Tenaga Nasional Bhd	800	3,249

		510,898
PHILIPPINES — 4.45%
Aboitiz Power Corp.	4,600	4,203
Bank of the Philippine Islands	21,300	45,092
BDO Unibank Inc.	20,160	44,026
International Container Terminal Services Inc.	12,460	32,209
Jollibee Foods Corp.	8,340	36,426
Metro Pacific Investments Corp.	24,000	2,717
Metropolitan Bank & Trust Co.	6,360	11,692
Philippine Long Distance Telephone Co.	630	43,858
Universal Robina Corp.	3,560	14,756

		234,979
SINGAPORE — 8.61%
Ascendas REIT	8,000	13,878
CapitaMall Trust Management Ltd.	12,000	18,390
ComfortDelGro Corp. Ltd.	40,000	82,147
DBS Group Holdings Ltd.	4,000	57,503
Oversea-Chinese Banking Corp. Ltd.	10,000	76,935

120

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

Singapore Airlines Ltd.	10,000	$77,013
Singapore Technologies Engineering Ltd.	4,000	11,668
Singapore Telecommunications Ltd.	20,000	58,810
StarHub Ltd.	18,000	57,829

		454,173
SOUTH KOREA — 14.69%
AmorePacific Corp.	32	68,867
AmorePacific Group	32	35,421
Cheil Worldwide Inc.[a]	670	10,469
CJ CheilJedang Corp.	64	23,415
Dongbu Insurance Co. Ltd.	748	41,924
E-Mart Co. Ltd.	62	11,487
Hotel Shilla Co. Ltd.	38	3,573
Hyundai Department Store Co. Ltd.	64	8,114
Hyundai Glovis Co. Ltd.	28	6,969
Hyundai Mobis Co. Ltd.	68	15,907
Hyundai Wia Corp.	78	13,466
Kangwon Land Inc.	1,540	50,434
Korea Aerospace Industries Ltd.	300	11,593
Korea Electric Power Corp.	440	19,124
KT Corp.	560	17,187
KT&G Corp.	884	78,579
LG Household & Health Care Ltd.	14	8,161
Lotte Shopping Co. Ltd.	66	18,311
NAVER Corp.	18	12,699
ORION Corp.	26	20,071
Paradise Co. Ltd.	122	3,750
S1 Corp.	388	27,011
Samsung Electro-Mechanics Co. Ltd.	114	5,195
Samsung Electronics Co. Ltd.	6	6,984
Samsung Fire & Marine Insurance Co. Ltd.	188	50,574
Samsung Life Insurance Co. Ltd.	502	54,722
Samsung SDI Co. Ltd.	124	14,619
SK C&C Co. Ltd.	142	32,220
SK Hynix Inc.[a]	520	23,087
SK Telecom Co. Ltd.	168	41,971
Yuhan Corp.	236	38,975

		774,879
TAIWAN — 19.25%
Advanced Semiconductor Engineering Inc.	40,000	47,803
Advantech Co. Ltd.	6,596	45,757
ASUSTeK Computer Inc.	4,000	40,767
Chang Hwa Commercial Bank Ltd.	44,880	28,256
Chicony Electronics Co. Ltd.	8,040	23,076
China Airlines Ltd.[a]	24,000	9,390
Chunghwa Telecom Co. Ltd.	24,000	73,144
Delta Electronics Inc.	2,000	11,967
EVA Airways Corp.[a]	4,000	2,341
Far EasTone Telecommunications Co. Ltd.	22,000	48,677
First Financial Holding Co. Ltd.	68,480	42,101
Formosa Taffeta Co. Ltd.	2,000	2,019
Foxconn Technology Co. Ltd.	14,700	39,146
Hon Hai Precision Industry Co. Ltd.	4,480	14,140
HTC Corp.[a]	2,000	8,844
Hua Nan Financial Holdings Co. Ltd.	119,480	70,706
Kinsus Interconnect Technology Corp.	6,000	22,488
Lite-On Technology Corp.	32,160	45,042
MediaTek Inc.	2,000	28,471
Mega Financial Holding Co. Ltd.	16,000	13,256
Novatek Microelectronics Corp. Ltd.	2,000	10,323

Security	Shares	Value

President Chain Store Corp.	4,000	$29,984
Quanta Computer Inc.	4,000	10,047
ScinoPharm Taiwan Ltd.	6,240	12,617
Siliconware Precision Industries Co. Ltd.	2,000	2,821
Simplo Technology Co. Ltd.	2,000	9,732
Standard Foods Corp.	6,540	15,073
Synnex Technology International Corp.	10,000	14,022
Taiwan Business Bank Ltd.[a]	52,000	15,626
Taiwan Cooperative Financial Holding Co. Ltd.	142,800	76,291
Taiwan Mobile Co. Ltd.	16,000	51,919
Taiwan Semiconductor Manufacturing Co. Ltd.	18,000	77,228
Transcend Information Inc.	6,000	20,219
U-Ming Marine Transport Corp.	14,000	21,909
Uni-President Enterprises Co.	4,240	7,277
United Microelectronics Corp.	34,000	14,979
WPG Holdings Co. Ltd.	2,000	2,433
Zhen Ding Technology Holding Ltd.	2,000	5,477

		1,015,368
THAILAND — 0.40%
Bangkok Dusit Medical Services PCL NVDR	11,000	6,248
CP All PCL NVDR	4,000	5,588
PTT PCL NVDR	800	9,039

		20,875

TOTAL COMMON STOCKS
(Cost: $5,054,439)		5,217,931

PREFERRED STOCKS — 0.78%

SOUTH KOREA — 0.78%
Hyundai Motor Co. Ltd.	52	6,009
Samsung Electronics Co. Ltd.	38	35,023

		41,032

TOTAL PREFERRED STOCKS
(Cost: $50,258)		41,032

121

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI ASIA ex JAPAN MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,982	$3,982

		3,982

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,982)		3,982

TOTAL INVESTMENTS IN SECURITIES — 99.78%
(Cost: $5,108,679)		5,262,945
Other Assets, Less Liabilities — 0.22%		11,378

NET ASSETS — 100.00%		$5,274,323

NVDR — Non-Voting Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

122

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.92%

AUSTRALIA — 8.00%
AGL Energy Ltd.	2,805,804	$33,517,053
ALS Ltd.	1,642,226	8,127,002
Alumina Ltd.[a]	10,624,740	15,222,814
Amcor Ltd.	4,977,000	51,272,476
AMP Ltd.	12,364,800	63,581,680
APA Group	3,504,200	24,241,119
Asciano Ltd.	4,011,130	22,106,669
ASX Ltd.	787,841	24,923,525
Aurizon Holdings Ltd.	8,712,200	35,839,565
AusNet Services	7,278,813	8,797,359
Australia and New Zealand Banking Group Ltd.	11,431,000	336,603,068
Bank of Queensland Ltd.	1,476,371	16,364,383
Bendigo and Adelaide Bank Ltd.	1,762,636	19,243,022
BGP Holdings PLC[a]	33,026,812	414
BHP Billiton Ltd.	13,378,400	399,356,628
Boral Ltd.	3,175,200	13,843,369
Brambles Ltd.	6,459,600	54,111,250
Caltex Australia Ltd.	563,272	15,368,409
CFS Retail Property Trust Group	8,628,200	15,926,800
Coca-Cola Amatil Ltd.	2,403,800	19,333,410
Cochlear Ltd.	240,350	15,519,727
Commonwealth Bank of Australia	6,748,000	477,366,656
Computershare Ltd.	1,995,028	21,517,043
Crown Resorts Ltd.	1,521,800	19,355,979
CSL Ltd.	1,997,800	140,819,002
Dexus Property Group	22,499,400	23,930,146
Federation Centres	5,831,228	13,941,772
Flight Centre Travel Group Ltd.	225,418	8,306,133
Fortescue Metals Group Ltd.	6,608,000	20,329,520
Goodman Group	7,011,200	34,142,173
GPT Group (The)	6,874,000	24,894,063
Harvey Norman Holdings Ltd.	2,314,200	7,729,894
Iluka Resources Ltd.	1,780,800	11,270,331
Incitec Pivot Ltd.	6,986,430	17,870,526
Insurance Australia Group Ltd.	9,749,600	55,875,759
James Hardie Industries SE	1,843,830	19,481,141
Leighton Holdings Ltd.	427,661	8,255,075
Lend Lease Group	2,247,000	30,930,281
Macquarie Group Ltd.	1,209,600	65,038,317
Metcash Ltd.	3,796,800	9,444,809
Mirvac Group	15,015,000	23,690,751
National Australia Bank Ltd.	9,822,400	302,099,911
Newcrest Mining Ltd.[a]	3,211,600	26,310,336
Orica Ltd.	1,572,214	28,468,718
Origin Energy Ltd.	4,582,200	57,476,068
Qantas Airways Ltd.[a]	4,576,600	6,758,359
QBE Insurance Group Ltd.	5,551,000	56,258,684
Ramsay Health Care Ltd.	551,600	25,328,908
REA Group Ltd.	219,804	8,732,992
Rio Tinto Ltd.	1,818,600	96,568,406
Santos Ltd.	4,113,200	46,640,004
Scentre Group[a]	22,274,426	69,310,466
Seek Ltd.	1,342,600	19,555,017
Sonic Healthcare Ltd.	1,599,699	26,266,620
Stockland	9,564,800	35,647,640
Suncorp Group Ltd.	5,392,800	69,444,999

Security	Shares	Value

Sydney Airport	4,404,400	$17,073,179
Tabcorp Holdings Ltd.	3,060,520	10,949,106
Tatts Group Ltd.	5,909,400	18,024,445
Telstra Corp. Ltd.	18,267,200	90,400,205
Toll Holdings Ltd.	2,839,244	14,125,642
TPG Telecom Ltd.	1,152,200	7,352,813
Transurban Group	7,386,400	52,785,229
Treasury Wine Estates Ltd.	2,695,633	11,018,000
Wesfarmers Ltd.	4,775,400	185,281,101
Westfield Corp.	8,363,600	58,224,729
Westpac Banking Corp.	12,950,000	395,902,628
Woodside Petroleum Ltd.	3,103,800	109,484,320
Woolworths Ltd.	5,234,600	165,643,745
WorleyParsons Ltd.	868,000	10,345,904

		4,248,967,287
AUSTRIA — 0.21%
Andritz AG	298,200	14,391,647
Erste Group Bank AG	1,167,600	29,711,226
IMMOEAST AG Escrow[a]	1,571,072	20
IMMOFINANZ AGa	3,944,974	11,921,695
IMMOFINANZ AG Escrow[a,b]	1,157,632	15
OMV AG	625,800	19,668,273
Raiffeisen International Bank Holding AG	493,590	10,525,494
Vienna Insurance Group AG	166,600	8,007,006
Voestalpine AG	477,400	19,113,394

		113,338,770
BELGIUM — 1.25%
Ageas	928,200	30,986,595
Anheuser-Busch InBev NV	3,355,800	370,457,030
Belgacom SA	641,200	24,189,163
Colruyt SA	308,000	14,025,294
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	428,400	29,257,837
Groupe Bruxelles Lambert SA	342,126	30,541,300
KBC Groep NVa	1,047,200	56,089,597
Solvay SA	250,600	34,129,284
Telenet Group Holding NVa	224,000	12,664,318
UCB SA	529,200	42,692,819
Umicore SA	455,000	17,808,978

		662,842,215
DENMARK — 1.54%
A.P. Moeller-Maersk A/S Class A	15,400	34,969,070
A.P. Moeller-Maersk A/S Class B	29,400	68,491,209
Carlsberg A/S Class B	452,200	39,809,219
Coloplast A/S Class B	462,000	40,205,358
Danske Bank A/S	2,732,800	74,934,247
DSV A/S	731,848	21,878,385
Novo Nordisk A/S Class B	8,362,200	378,215,767
Novozymes A/S Class B	998,200	46,290,363
Pandora A/S	481,600	40,532,920
TDC A/S	3,416,000	26,053,336
TrygVesta A/S	92,400	9,985,238
Vestas Wind Systems A/Sa	932,400	31,201,111
William Demant Holding A/Sa	93,800	7,106,623

		819,672,846

123

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

FINLAND — 0.89%
Elisa OYJ	609,000	$16,710,059
Fortum OYJ	1,881,600	43,589,389
Kone OYJ Class B	1,292,200	55,531,631
Metso OYJ	466,200	15,204,180
Neste Oil OYJ[b]	537,155	11,609,280
Nokia OYJ	15,645,000	130,546,841
Nokian Renkaat OYJ	495,600	13,964,884
Orion OYJ Class B	420,000	14,255,251
Sampo OYJ Class A	1,867,600	89,314,628
Stora Enso OYJ Class R	2,324,000	19,144,695
UPM-Kymmene OYJ	2,227,400	35,218,766
Wartsila OYJ Abp	611,800	28,330,746

		473,420,350
FRANCE — 9.57%
Accor SA	700,000	29,389,286
Aeroports de Paris	121,804	14,400,118
Airbus Group NV	2,452,800	146,280,239
Alcatel-Lucent[a,b]	11,755,800	36,056,218
ALSTOM[a]	896,000	31,163,343
ArcelorMittal	4,270,000	55,852,799
Arkema SA	240,800	14,849,597
Atos SA	329,000	22,708,332
AXA SA	7,558,600	174,345,893
BNP Paribas SA	4,400,200	276,422,453
Bollore[b]	21,000	9,945,524
Bouygues SA	795,975	27,474,994
Bureau Veritas SA	914,200	22,598,774
Cap Gemini SA	609,000	40,027,839
Carrefour SA	2,594,200	75,958,912
Casino Guichard-Perrachon SA	239,400	24,529,451
Christian Dior SA	228,200	40,356,463
CNP Assurances SA	721,008	13,468,967
Compagnie de Saint-Gobain	1,842,400	79,049,234
Compagnie Generale des Etablissements Michelin Class B	784,000	67,963,536
Credit Agricole SA	4,152,400	61,364,005
Danone SA	2,396,800	162,820,048
Dassault Systemes SA	526,400	33,352,270
Edenred SA	849,800	23,530,197
Electricite de France SA	1,007,363	29,723,057
Essilor International SA	848,400	93,646,842
Eurazeo	155,400	10,387,284
Eutelsat Communications SA	635,600	20,593,444
Fonciere des Regions	116,200	10,671,530
GDF Suez	6,042,400	146,527,526
Gecina SA	117,600	15,912,838
Groupe Eurotunnel SA Registered	1,961,040	24,766,438
Icade	151,202	12,027,613
Iliad SA	107,800	23,568,436
Imerys SA	141,400	10,135,331
JCDecaux SA	278,604	9,239,700
Kering	316,400	61,028,506
Klepierre	416,574	18,006,439
L’Air Liquide SA	1,431,068	172,574,880
L’Oreal SA	1,038,800	162,819,277
Lafarge SA	773,638	53,611,508
Lagardere SCA	493,360	12,001,013
Legrand SA	1,087,810	58,523,684
LVMH Moet Hennessy Louis Vuitton SA	1,163,400	197,289,463
Natixis SA	3,865,927	26,596,327

Security	Shares	Value

Numericable Group SAa	404,200	$14,939,460
Orange	7,726,600	123,089,601
Pernod Ricard SA	882,000	100,372,437
PSA Peugeot Citroen SAa	1,638,000	19,410,190
Publicis Groupe SA	754,608	52,254,950
Remy Cointreau SA	103,600	7,368,774
Renault SA	810,600	60,154,054
Rexel SA	1,096,200	18,410,822
Safran SA	1,120,054	70,867,467
Sanofi	4,939,200	455,832,091
Schneider Electric SE	2,160,200	170,185,700
SCOR SE	663,600	20,320,021
SES SA Class A FDR	1,282,400	44,265,124
Societe BIC SA	121,800	15,179,448
Societe Generale	2,997,400	144,265,376
Sodexo	389,200	37,484,031
STMicroelectronics NV	2,749,600	18,323,823
Suez Environnement SA	1,179,324	19,843,840
Technip SA	424,200	30,677,047
Thales SA	380,531	18,875,224
Total SA	8,904,000	529,009,256
Unibail-Rodamco SE	404,600	103,640,515
Valeo SA	317,800	35,568,684
Vallourec SA	449,404	16,497,613
Veolia Environnement	1,752,800	29,284,779
Vinci SA	2,002,000	114,065,249
Vivendi SA	5,034,400	122,840,551
Wendel	135,800	14,962,453
Zodiac Aerospace	763,000	23,263,361

		5,084,811,569
GERMANY — 8.13%
Adidas AG	880,600	64,046,806
Allianz SE Registered	1,902,600	302,023,459
Axel Springer SE	168,000	9,217,238
BASF SE	3,834,600	337,459,098
Bayer AG Registered	3,448,200	490,132,519
Bayerische Motoren Werke AG	1,393,000	148,908,172
Beiersdorf AG	420,000	33,972,647
Brenntag AG	625,800	30,264,913
Celesio AG	211,400	6,965,901
Commerzbank AGa	4,041,800	60,843,637
Continental AG	463,400	90,950,062
Daimler AG Registered	4,034,800	313,574,229
Deutsche Bank AG Registered	5,763,800	179,670,116
Deutsche Boerse AG	806,400	55,073,575
Deutsche Lufthansa AG Registered	980,000	14,476,263
Deutsche Post AG Registered	4,029,200	126,482,314
Deutsche Telekom AG Registered	13,003,200	195,826,418
Deutsche Wohnen AG Bearer	1,184,786	26,689,852
E.ON SE	8,366,400	143,921,518
Fraport AG	144,208	8,911,052
Fresenius Medical Care AG & Co. KGaA	901,600	66,082,481
Fresenius SE & Co. KGaA	1,566,600	80,572,688
GEA Group AG	747,604	34,371,230
Hannover Rueck SE Registered	252,000	20,992,949
HeidelbergCement AG	586,600	39,922,561
Henkel AG & Co. KGaA	501,200	45,532,924
Hochtief AG	95,200	7,036,099
Hugo Boss AG	131,600	17,452,728
Infineon Technologies AG	4,785,200	46,410,231
K+S AG Registered	721,000	20,112,893
Kabel Deutschland Holding AGa	95,200	12,881,821

124

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Lanxess AG	382,200	$19,863,053
Linde AG	772,800	142,476,734
MAN SE	145,600	16,580,364
Merck KGaA	539,000	48,669,833
METRO AGa	677,600	21,580,699
Muenchener Rueckversicherungs-Gesellschaft AG Registered	721,000	141,689,073
Osram Licht AGa	365,400	12,800,363
ProSiebenSat.1 Media AG Registered	918,400	36,999,594
QIAGEN NVa	995,400	23,377,585
RTL Group SA	163,800	15,281,061
RWE AG	2,045,400	72,421,411
SAP SE	3,838,800	260,874,565
Siemens AG Registered	3,298,400	371,559,089
Telefonica Deutschland Holding AG	2,377,695	11,680,719
ThyssenKrupp AGa	1,902,600	45,708,760
United Internet AG Registered	512,400	20,033,179
Volkswagen AG	124,600	26,492,104

		4,318,866,580
HONG KONG — 3.16%
AIA Group Ltd.	49,840,400	277,955,088
ASM Pacific Technology Ltd.[b]	980,000	10,779,090
Bank of East Asia Ltd. (The)	5,320,040	22,226,286
BOC Hong Kong (Holdings) Ltd.	14,700,000	48,903,961
Cathay Pacific Airways Ltd.	4,200,000	7,874,458
Cheung Kong (Holdings) Ltd.	5,600,000	99,360,429
Cheung Kong Infrastructure Holdings Ltd.	2,800,792	20,441,101
CLP Holdings Ltd.	7,700,000	66,274,887
First Pacific Co. Ltd.	9,140,250	9,864,851
Galaxy Entertainment Group Ltd.	9,800,000	66,911,234
Hang Lung Properties Ltd.	9,425,000	29,410,589
Hang Seng Bank Ltd.[b]	3,220,000	54,557,974
Henderson Land Development Co. Ltd.	4,914,750	33,176,083
HKT Trust and HKT Ltd.	9,882,440	12,042,121
Hong Kong and China Gas Co. Ltd. (The)	26,891,402	62,762,324
Hong Kong Exchanges and Clearing Ltd.	4,513,300	100,040,782
Hutchison Whampoa Ltd.	9,800,000	124,218,589
Hysan Development Co. Ltd.	2,800,797	12,766,682
Kerry Properties Ltd.	2,644,000	9,068,805
Li & Fung Ltd.	24,366,400	29,691,366
Link REIT (The)	9,800,258	57,561,604
MGM China Holdings Ltd.[b]	3,360,000	10,788,116
MTR Corp. Ltd.	6,300,000	25,670,518
New World Development Co. Ltd.	20,393,132	25,612,377
NWS Holdings Ltd.	6,072,000	11,352,899
PCCW Ltd.	15,400,000	9,789,818
Power Assets Holdings Ltd.	6,091,500	58,792,652
Sands China Ltd.	10,080,000	62,779,039
Shangri-La Asia Ltd.	5,946,666	8,634,137
Sino Land Co. Ltd.	11,200,000	18,514,545
SJM Holdings Ltd.[b]	8,046,000	16,994,208
Sun Hung Kai Properties Ltd.	7,000,000	104,342,893
Swire Pacific Ltd. Class A	2,633,500	34,535,144
Swire Properties Ltd.	4,760,055	15,252,652
Techtronic Industries Co. Ltd.	5,600,033	17,510,935
Wharf Holdings Ltd. (The)[b]	6,667,912	49,266,474
Wheelock and Co. Ltd.	4,201,000	20,232,534
Wynn Macau Ltd.[b]	6,160,800	22,243,450
Yue Yuen Industrial (Holdings) Ltd.	2,800,000	9,387,250

		1,677,587,945

Security	Shares	Value

IRELAND — 0.31%
Bank of Ireland[a]	109,191,600	$42,820,343
CRH PLC	3,143,000	69,582,095
Irish Bank Resolution Corp. Ltd.[a]	3,570,811	45
Kerry Group PLC Class A	663,600	45,054,907
Ryanair Holdings PLC[a]	177,504	1,689,978
Ryanair Holdings PLC SP ADR[a]	77,599	4,309,848

		163,457,216
ISRAEL — 0.55%
Bank Hapoalim BM	4,212,600	21,482,316
Bank Leumi le-Israel BMa	5,065,544	17,978,173
Bezeq The Israel Telecommunication Corp. Ltd.	7,865,200	13,324,696
Delek Group Ltd. (The)	19,626	6,727,436
Israel Chemicals Ltd.	1,843,822	12,412,070
Israel Corp. Ltd. (The)[a,b]	11,506	5,643,022
Mizrahi Tefahot Bank Ltd.[a]	515,200	5,681,125
NICE-Systems Ltd.	252,000	9,986,974
Teva Pharmaceutical Industries Ltd.	3,579,812	198,222,945

		291,458,757
ITALY — 2.33%
Assicurazioni Generali SpA	4,853,800	99,368,904
Atlantia SpA	1,699,600	40,033,277
Banca Monte dei Paschi di Siena SpA[a,b]	17,950,054	13,673,696
Banco Popolare SCa	1,507,800	21,800,483
CNH Industrial NV	3,945,200	32,129,129
Enel Green Power SpA	7,322,000	17,962,177
Enel SpA	27,483,400	140,146,236
Eni SpA	10,607,800	225,938,798
Exor SpA	404,610	17,616,028
Finmeccanica SpA[a]	1,687,685	15,203,265
Intesa Sanpaolo SpA	48,374,200	141,701,639
Intesa Sanpaolo SpA RNC	3,903,200	9,946,913
Luxottica Group SpA	698,600	35,562,475
Mediobanca SpA[a]	2,511,600	22,090,429
Pirelli & C. SpA	1,010,800	13,525,492
Prysmian SpA	847,960	14,661,251
Saipem SpA[a]	1,096,200	17,167,869
Snam SpA	8,533,000	46,078,209
Telecom Italia SpA[a]	41,641,600	47,085,934
Telecom Italia SpA RNC	25,221,000	22,530,374
Tenaris SA	1,961,110	38,576,087
Terna SpA	6,354,600	31,990,035
UniCredit SpA	18,382,000	132,657,502
Unione di Banche Italiane SpA	3,573,070	27,956,998
UnipolSai SpA	3,753,400	10,063,642

		1,235,466,842
JAPAN — 20.92%
ABC-MART Inc.	36,500	2,067,481
Acom Co. Ltd.[a]	1,680,070	5,455,113
Advantest Corp.	566,000	6,462,513
AEON Co. Ltd.	2,520,000	24,603,185
AEON Financial Service Co. Ltd.	420,090	8,607,526
AEON Mall Co. Ltd.	448,710	8,109,241
Air Water Inc.	252,000	3,947,299
Aisin Seiki Co. Ltd.	804,600	26,196,780
Ajinomoto Co. Inc.	2,800,000	52,525,757

125

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Alfresa Holdings Corp.	560,000	$7,013,425
Amada Co. Ltd.	1,400,000	11,901,342
ANA Holdings Inc.[b]	4,202,000	9,648,051
Aozora Bank Ltd.	4,200,000	14,648,767
Asahi Glass Co. Ltd.	4,200,000	21,579,769
Asahi Group Holdings Ltd.	1,540,200	47,083,229
Asahi Kasei Corp.	5,288,000	42,542,681
ASICS Corp.	700,000	16,147,362
Astellas Pharma Inc.	8,827,450	133,783,842
Bandai Namco Holdings Inc.	700,000	16,871,683
Bank of Kyoto Ltd. (The)	1,849,000	15,635,806
Bank of Yokohama Ltd. (The)	5,282,000	30,027,373
Benesse Holdings Inc.	280,000	8,729,316
Bridgestone Corp.	2,660,200	86,648,413
Brother Industries Ltd.	980,000	17,160,162
Calbee Inc.	280,000	9,740,868
Canon Inc.	4,633,700	140,079,473
Casio Computer Co. Ltd.[b]	840,000	12,940,368
Central Japan Railway Co.	623,100	91,737,795
Chiba Bank Ltd. (The)	2,800,000	19,531,689
Chiyoda Corp.	483,000	4,851,327
Chubu Electric Power Co. Inc.[a]	2,595,200	30,592,363
Chugai Pharmaceutical Co. Ltd.	980,000	29,853,263
Chugoku Bank Ltd. (The)	700,000	10,202,935
Chugoku Electric Power Co. Inc. (The)	1,218,300	15,801,331
Citizen Holdings Co. Ltd.	1,120,200	7,144,579
Credit Saison Co. Ltd.	560,000	11,469,248
Dai Nippon Printing Co. Ltd.	2,800,000	27,024,664
Dai-ichi Life Insurance Co. Ltd. (The)	4,402,652	64,799,748
Daicel Corp.	1,151,000	13,100,896
Daido Steel Co. Ltd.	1,151,000	4,332,742
Daihatsu Motor Co. Ltd.	704,600	9,842,590
Daiichi Sankyo Co. Ltd.	2,660,095	39,306,430
Daikin Industries Ltd.	980,000	59,566,656
Daito Trust Construction Co. Ltd.	280,000	34,530,128
Daiwa House Industry Co. Ltd.	2,660,000	49,436,778
Daiwa Securities Group Inc.	7,000,000	53,762,098
Dena Co. Ltd.[b]	420,400	5,310,079
Denso Corp.	1,960,000	87,575,398
Dentsu Inc.	853,300	30,788,979
Don Quijote Holdings Co. Ltd.	188,800	11,098,452
East Japan Railway Co.	1,400,000	107,961,286
Eisai Co. Ltd.	1,080,400	41,450,430
Electric Power Development Co. Ltd.	528,800	18,301,985
FamilyMart Co. Ltd.	253,000	9,997,681
FANUC Corp.	840,000	143,265,688
Fast Retailing Co. Ltd.	215,000	77,413,808
Fuji Electric Co. Ltd.	2,530,000	10,810,133
Fuji Heavy Industries Ltd.	2,387,900	76,660,739
FUJIFILM Holdings Corp.	1,829,300	60,163,499
Fujitsu Ltd.	8,046,000	47,685,316
Fukuoka Financial Group Inc.	3,909,000	19,596,432
Gree Inc.[b]	420,000	2,907,274
GungHo Online Entertainment Inc.[b]	1,680,000	6,578,832
Gunma Bank Ltd. (The)	1,790,000	10,969,448
Hachijuni Bank Ltd. (The)	1,400,000	8,417,109
Hakuhodo DY Holdings Inc.	980,020	9,537,503
Hamamatsu Photonics K.K.	280,000	12,538,245
Hankyu Hanshin Holdings Inc.	5,288,000	30,707,712
Hikari Tsushin Inc.	140,000	9,141,430
Hino Motors Ltd.	980,000	13,864,502
Hirose Electric Co. Ltd.	140,000	16,871,683
Hiroshima Bank Ltd. (The)	1,400,000	6,868,561
Hisamitsu Pharmaceutical Co. Inc.	166,100	5,467,276

Security	Shares	Value

Hitachi Chemical Co. Ltd.	420,000	$7,260,693
Hitachi Construction Machinery Co. Ltd.	420,000	8,373,400
Hitachi High-Technologies Corp.	253,000	7,515,187
Hitachi Ltd.	20,457,000	156,769,178
Hitachi Metals Ltd.	660,000	10,879,800
Hokuhoku Financial Group Inc.	5,288,000	10,471,754
Hokuriku Electric Power Co.	700,000	9,291,289
Honda Motor Co. Ltd.	6,720,000	208,544,490
Hoya Corp.	1,820,000	63,437,402
Hulic Co. Ltd.	867,700	9,334,519
IBIDEN Co. Ltd.	420,000	6,121,761
Idemitsu Kosan Co. Ltd.	484,100	9,327,470
IHI Corp.	5,600,000	26,325,320
Iida Group Holdings Co. Ltd.	700,080	7,674,933
INPEX Corp.	3,500,043	43,803,223
Isetan Mitsukoshi Holdings Ltd.	1,260,000	16,802,997
Isuzu Motors Ltd.	2,646,400	33,804,423
ITOCHU Corp.	6,039,300	71,999,683
ITOCHU Techno-Solutions Corp.	115,100	4,538,085
Iyo Bank Ltd. (The)	700,000	7,336,872
J. Front Retailing Co. Ltd.	1,113,200	14,487,836
Japan Airlines Co. Ltd.	506,800	13,508,036
Japan Display Inc.[a]	1,400,000	3,971,277
Japan Exchange Group Inc.	1,120,200	26,839,634
Japan Prime Realty Investment Corp.	2,800	10,240,400
Japan Real Estate Investment Corp.	4,436	24,058,588
Japan Retail Fund Investment Corp.	9,800	19,555,417
Japan Tobacco Inc.	4,491,300	150,878,514
JFE Holdings Inc.	2,045,775	39,709,258
JGC Corp.	1,400,000	35,185,763
Joyo Bank Ltd. (The)	2,800,000	14,711,208
JSR Corp.	720,800	12,730,779
JTEKT Corp.	840,000	12,970,340
JX Holdings Inc.	9,100,000	38,573,837
Kajima Corp.	3,909,000	17,155,595
Kakaku.com Inc.	560,000	7,428,036
Kamigumi Co. Ltd.	1,151,000	10,913,991
Kaneka Corp.	1,151,000	6,211,632
Kansai Electric Power Co. Inc. (The)[a]	2,829,100	27,494,799
Kansai Paint Co. Ltd.	660,000	9,896,615
Kao Corp.	2,100,000	80,633,781
Kawasaki Heavy Industries Ltd.	5,600,000	21,479,863
KDDI Corp.	2,390,100	154,038,379
Keikyu Corp.	2,470,000	20,248,249
Keio Corp.	2,530,000	18,957,228
Keisei Electric Railway Co. Ltd.	661,000	7,647,447
Keyence Corp.	183,123	85,725,838
Kikkoman Corp.	599,000	13,496,936
Kintetsu Corp.	7,000,000	24,102,404
Kirin Holdings Co. Ltd.	3,220,000	41,016,547
Kobe Steel Ltd.	12,600,000	19,669,060
Koito Manufacturing Co. Ltd.	297,400	8,714,678
Komatsu Ltd.	3,780,000	87,988,136
Konami Corp.	420,000	8,249,766
Konica Minolta Holdings Inc.	1,978,900	21,429,772
Kubota Corp.	4,552,000	70,550,823
Kuraray Co. Ltd.	1,400,200	15,962,317
Kurita Water Industries Ltd.	488,600	10,508,136
Kyocera Corp.	1,271,000	57,198,118
Kyowa Hakko Kirin Co. Ltd.	1,400,000	15,885,108
Kyushu Electric Power Co. Inc.[a]	1,769,900	18,866,514
Lawson Inc.	253,000	16,948,664
LIXIL Group Corp.	1,120,080	23,979,234
M3 Inc.	707,100	11,618,377

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Mabuchi Motor Co. Ltd.	140,000	$11,838,901
Makita Corp.	560,000	30,921,012
Marubeni Corp.	7,000,000	44,208,554
Marui Group Co. Ltd.	980,000	8,112,395
Maruichi Steel Tube Ltd.	140,000	3,271,933
Mazda Motor Corp.	2,240,000	50,872,307
McDonald’s Holdings Co. (Japan) Ltd.[b]	280,000	6,793,631
Medipal Holdings Corp.	560,000	6,134,249
Meiji Holdings Co. Ltd.	253,052	20,879,809
Miraca Holdings Inc.	253,000	10,449,043
Mitsubishi Chemical Holdings Corp.	5,320,200	25,883,208
Mitsubishi Corp.	5,615,600	108,374,743
Mitsubishi Electric Corp.	8,400,000	104,639,401
Mitsubishi Estate Co. Ltd.	5,600,000	139,644,084
Mitsubishi Gas Chemical Co. Inc.	1,400,000	8,179,831
Mitsubishi Heavy Industries Ltd.	12,600,000	76,832,969
Mitsubishi Logistics Corp.	477,000	7,084,474
Mitsubishi Materials Corp.	5,288,000	16,179,332
Mitsubishi Motors Corp.	2,660,000	26,883,547
Mitsubishi Tanabe Pharma Corp.	942,500	14,115,851
Mitsubishi UFJ Financial Group Inc.	52,500,080	296,066,639
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,960,000	10,035,592
Mitsui & Co. Ltd.	7,031,500	104,464,237
Mitsui Chemicals Inc.	3,381,000	9,681,111
Mitsui Fudosan Co. Ltd.	3,904,000	122,146,916
Mitsui O.S.K. Lines Ltd.	4,210,000	12,993,711
Mizuho Financial Group Inc.	94,780,060	169,091,584
MS&AD Insurance Group Holdings Inc.	1,972,188	41,473,915
Murata Manufacturing Co. Ltd.	840,000	91,451,764
Nabtesco Corp.	420,000	10,115,517
Nagoya Railroad Co. Ltd.	4,200,000	17,758,352
NEC Corp.	10,784,000	37,131,475
Nexon Co. Ltd.	560,000	4,820,481
NGK Insulators Ltd.	1,400,000	29,572,276
NGK Spark Plug Co. Ltd.	700,000	17,951,920
NH Foods Ltd.	1,400,000	31,657,821
NHK Spring Co. Ltd.	560,000	5,020,293
Nidec Corp.	840,000	54,114,268
Nikon Corp.	1,400,000	18,757,415
Nintendo Co. Ltd.	434,400	46,150,520
Nippon Building Fund Inc.	5,600	31,070,871
Nippon Electric Glass Co. Ltd.	1,514,500	6,916,944
Nippon Express Co. Ltd.	3,909,000	16,876,642
Nippon Paint Co. Ltd.	650,000	14,304,001
Nippon Prologis REIT Inc.	5,600	12,922,885
Nippon Steel & Sumitomo Metal Corp.	30,849,350	79,802,966
Nippon Telegraph and Telephone Corp.	1,540,000	94,676,241
Nippon Yusen K.K.	6,667,000	17,008,715
Nissan Motor Co. Ltd.	10,220,000	90,973,088
Nisshin Seifun Group Inc.	923,597	9,219,081
Nissin Foods Holdings Co. Ltd.	253,000	13,224,923
Nitori Holdings Co. Ltd.	280,000	17,608,492
Nitto Denko Corp.	700,000	37,171,402
NOK Corp.	420,000	10,456,447
Nomura Holdings Inc.	14,923,800	89,844,990
Nomura Real Estate Holdings Inc.	528,800	9,160,426
Nomura Research Institute Ltd.	420,000	13,599,750
NSK Ltd.	2,243,000	28,471,424
NTT Data Corp.	528,891	20,121,494
NTT DOCOMO Inc.	6,314,717	104,883,842
NTT Urban Development Corp.	420,000	4,649,391
Obayashi Corp.	2,530,000	17,151,777
Odakyu Electric Railway Co. Ltd.	2,800,000	25,925,695
Oji Holdings Corp.	3,909,000	13,773,293

Security	Shares	Value

Olympus Corp.[a]	980,000	$34,224,165
Omron Corp.	840,000	38,813,612
Ono Pharmaceutical Co. Ltd.	325,400	32,335,364
Oracle Corp. Japan	140,000	5,332,501
Oriental Land Co. Ltd.	280,000	59,269,435
ORIX Corp.	5,460,000	73,470,496
Osaka Gas Co. Ltd.	8,046,000	31,651,452
Otsuka Corp.	145,200	5,297,427
Otsuka Holdings Co. Ltd.	1,540,000	53,265,688
Panasonic Corp.	9,100,268	105,935,059
PARK24 Co. Ltd.	420,000	6,275,367
Rakuten Inc.	3,227,900	35,819,166
Recruit Holdings Co. Ltd.[a]	560,000	18,457,696
Resona Holdings Inc.	8,820,000	49,440,150
Ricoh Co. Ltd.	2,940,000	30,106,775
Rinnai Corp.	140,000	12,251,015
Rohm Co. Ltd.	390,900	23,257,687
Sankyo Co. Ltd.	253,000	9,094,956
Sanrio Co. Ltd.[b]	162,800	4,668,855
Santen Pharmaceutical Co. Ltd.	280,000	16,384,639
SBI Holdings Inc.	840,080	9,344,630
Secom Co. Ltd.	942,500	56,757,660
Sega Sammy Holdings Inc.	707,638	10,970,740
Seibu Holdings Inc.[b]	420,000	7,987,512
Seiko Epson Corp.	560,000	25,426,163
Sekisui Chemical Co. Ltd.	1,516,000	18,296,668
Sekisui House Ltd.	2,162,400	26,271,699
Seven & I Holdings Co. Ltd.	3,080,080	117,620,289
Seven Bank Ltd.	2,380,000	9,765,845
Sharp Corp.[a]	6,045,000	14,774,809
Shikoku Electric Power Co. Inc.[a]	700,000	9,384,952
Shimadzu Corp.	654,000	5,612,131
Shimamura Co. Ltd.	140,000	12,076,179
Shimano Inc.	350,900	45,887,284
Shimizu Corp.	2,530,000	18,212,479
Shin-Etsu Chemical Co. Ltd.	1,680,000	105,561,037
Shinsei Bank Ltd.	7,000,000	15,235,717
Shionogi & Co. Ltd.	1,260,000	32,054,948
Shiseido Co. Ltd.	1,400,200	22,913,045
Shizuoka Bank Ltd. (The)	2,800,000	28,348,423
Showa Shell Sekiyu K.K.	700,200	5,902,404
SMC Corp.	280,000	77,602,248
SoftBank Corp.	3,972,200	281,301,421
Sompo Japan Nipponkoa Holdings Inc.	1,400,050	34,331,541
Sony Corp.	4,340,000	80,214,799
Sony Financial Holdings Inc.	804,600	12,545,746
Stanley Electric Co. Ltd.	666,700	13,196,622
Sumitomo Chemical Co. Ltd.	5,624,000	18,963,222
Sumitomo Corp.	4,480,200	46,998,039
Sumitomo Dainippon Pharma Co. Ltd.	567,400	6,518,988
Sumitomo Electric Industries Ltd.	2,940,200	38,829,366
Sumitomo Heavy Industries Ltd.	2,530,000	13,721,422
Sumitomo Metal Mining Co. Ltd.	1,927,000	26,024,513
Sumitomo Mitsui Financial Group Inc.	5,220,200	204,863,921
Sumitomo Mitsui Trust Holdings Inc.	14,000,600	55,450,394
Sumitomo Realty & Development Co. Ltd.	1,497,000	54,676,121
Sumitomo Rubber Industries Inc.	700,000	9,453,637
Suntory Beverage & Food Ltd.	560,000	19,856,385
Suruga Bank Ltd.	1,400,000	28,610,677
Suzuken Co. Ltd.	280,040	7,379,137
Suzuki Motor Corp.	1,434,300	46,743,812
Sysmex Corp.	560,000	23,552,919
T&D Holdings Inc.	2,380,000	29,870,746
Taiheiyo Cement Corp.	5,600,000	20,181,080

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Taisei Corp.	4,200,000	$23,040,899
Taisho Pharmaceutical Holdings Co. Ltd.	115,100	7,987,851
Taiyo Nippon Sanso Corp.[b]	1,151,000	10,164,489
Takashimaya Co. Ltd.	1,400,000	11,676,553
Takeda Pharmaceutical Co. Ltd.	3,224,500	138,192,857
TDK Corp.	528,800	29,056,759
Teijin Ltd.	3,909,000	9,379,787
Terumo Corp.	1,260,000	30,706,213
THK Co. Ltd.	420,000	10,265,376
Tobu Railway Co. Ltd.	4,200,000	20,942,866
Toho Co. Ltd.	420,000	9,508,586
Toho Gas Co. Ltd.	1,400,000	7,467,999
Tohoku Electric Power Co. Inc.	1,907,800	23,365,679
Tokio Marine Holdings Inc.	2,800,000	87,742,741
Tokyo Electric Power Co. Inc.[a]	5,905,800	20,914,345
Tokyo Electron Ltd.	700,000	43,396,815
Tokyo Gas Co. Ltd.	9,800,000	55,580,393
Tokyo Tatemono Co. Ltd.	1,568,000	13,217,608
Tokyu Corp.	5,288,000	34,339,806
Tokyu Fudosan Holdings Corp.	1,960,000	13,549,797
TonenGeneral Sekiyu K.K.	1,400,000	12,151,108
Toppan Printing Co. Ltd.	2,530,000	16,858,392
Toray Industries Inc.	6,667,000	43,931,251
Toshiba Corp.	16,800,000	72,472,057
TOTO Ltd.	1,400,000	15,335,623
Toyo Seikan Group Holdings Ltd.	666,700	7,844,229
Toyo Suisan Kaisha Ltd.	280,000	9,578,520
Toyoda Gosei Co. Ltd.	253,000	4,784,443
Toyota Industries Corp.	700,000	32,532,001
Toyota Motor Corp.	11,480,000	665,421,168
Toyota Tsusho Corp.	942,500	23,120,066
Trend Micro Inc.	420,000	13,768,342
Unicharm Corp.	1,680,000	38,566,344
United Urban Investment Corp.	9,800	15,306,900
USS Co. Ltd.	942,580	14,621,530
West Japan Railway Co.	700,000	33,062,754
Yahoo! Japan Corp.	5,766,522	20,421,116
Yakult Honsha Co. Ltd.	310,700	16,795,344
Yamada Denki Co. Ltd.	3,500,050	11,021,075
Yamaguchi Financial Group Inc.	1,400,000	13,075,242
Yamaha Corp.	666,700	8,926,602
Yamaha Motor Co. Ltd.	992,600	18,266,213
Yamato Holdings Co. Ltd.	1,400,000	29,466,126
Yamato Kogyo Co. Ltd.	140,000	4,458,320
Yamazaki Baking Co. Ltd.	159,000	1,945,926
Yaskawa Electric Corp.	847,200	10,610,310
Yokogawa Electric Corp.	840,000	11,276,928
Yokohama Rubber Co. Ltd. (The)	1,400,000	12,338,433

		11,114,709,492
LUXEMBOURG — 0.04%
Altice SAa,b	361,200	22,487,093

		22,487,093
NETHERLANDS — 2.74%
AEGON NV	7,628,600	62,068,850
Akzo Nobel NV	1,008,000	66,947,584
ASML Holding NV	1,496,600	148,975,967
Boskalis Westminster NV	355,600	18,941,768
Corio NV	291,200	14,159,620
Delta Lloyd NV	861,000	19,606,232
Fiat Chrysler Automobiles[a,b]	3,677,800	41,033,504

Security	Shares	Value

Fugro NV CVA	315,000	$4,349,193
Gemalto NVb	330,400	25,255,597
Heineken Holding NV	422,800	27,381,553
Heineken NV	961,800	71,808,314
ING Groep NV CVA[a]	16,067,800	229,698,750
Koninklijke Ahold NV	3,906,000	65,283,682
Koninklijke DSM NV	723,800	45,310,728
Koninklijke KPN NV	13,384,000	43,884,001
Koninklijke Philips NV	4,036,200	112,719,568
Koninklijke Vopak NV	295,657	14,802,335
OCI NVa,b	350,000	12,186,336
Randstad Holding NV	522,200	23,010,487
Reed Elsevier NV	2,928,800	67,390,273
TNT Express NV	1,799,000	10,438,125
Unilever NV CVA	6,801,200	263,689,358
Wolters Kluwer NV	1,269,800	33,870,964
Ziggo NV	616,553	30,115,115

		1,452,927,904
NEW ZEALAND — 0.13%
Auckland International Airport Ltd.	3,865,847	11,638,031
Contact Energy Ltd.	1,346,800	6,495,591
Fletcher Building Ltd.	2,842,726	19,017,670
Ryman Healthcare Ltd.	1,555,474	9,183,926
Spark New Zealand Ltd.	7,551,816	18,534,233
Xero Ltd.[a,b]	270,200	3,331,490

		68,200,941
NORWAY — 0.77%
Aker Solutions ASA[a,c]	627,200	4,059,938
DNB ASA	4,076,800	74,820,844
Gjensidige Forsikring ASA	826,061	14,989,257
Norsk Hydro ASA	5,598,600	31,297,758
Orkla ASA	3,383,800	25,838,378
Seadrill Ltd.[b]	1,584,800	35,611,637
Statoil ASA	4,649,400	105,370,790
Subsea 7 SA	1,181,600	12,715,633
Telenor ASA	3,173,800	71,270,638
Yara International ASA	756,000	34,681,262

		410,656,135
PORTUGAL — 0.17%
Banco Comercial Portugues SA Registered[a,b]	145,338,655	16,388,538
Energias de Portugal SA	9,718,800	41,778,220
Galp Energia SGPS SA Class B	1,618,400	23,450,283
Jeronimo Martins SGPS SAb	1,059,800	9,266,883

		90,883,924
SINGAPORE — 1.51%
Ascendas REIT	8,400,000	14,571,762
CapitaCommercial Trust	8,400,000	10,912,485
CapitaLand Ltd.	11,200,000	27,618,825
CapitaMall Trust Management Ltd.	8,761,000	13,426,037
City Developments Ltd.	2,320,000	17,054,842
ComfortDelGro Corp. Ltd.	8,952,000	18,384,504
DBS Group Holdings Ltd.	7,148,000	102,757,713
Genting Singapore PLC	26,602,000	22,763,283
Global Logistic Properties Ltd.	12,600,000	26,954,492
Golden Agri-Resources Ltd.	29,402,194	11,893,536

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Hutchison Port Holdings Trust	21,836,000	$14,739,300
Jardine Cycle & Carriage Ltd.[b]	298,000	9,249,475
Keppel Corp. Ltd.[b]	5,968,000	43,825,687
Keppel Land Ltd.	2,800,000	7,274,990
Noble Group Ltd.	16,800,727	15,617,945
Olam International Ltd.[b]	2,077,000	3,441,470
Oversea-Chinese Banking Corp. Ltd.	12,158,098	93,538,381
SembCorp Industries Ltd.	3,094,000	11,721,338
SembCorp Marine Ltd.[b]	2,800,000	7,928,433
Singapore Airlines Ltd.	2,530,200	19,485,788
Singapore Exchange Ltd.	3,909,000	21,285,881
Singapore Press Holdings Ltd.[b]	6,519,750	21,707,141
Singapore Technologies Engineering Ltd.	6,667,000	19,448,658
Singapore Telecommunications Ltd.	35,002,285	102,923,872
StarHub Ltd.	1,652,000	5,307,476
United Overseas Bank Ltd.[b]	5,600,000	100,194,477
UOL Group Ltd.[b]	2,220,000	11,138,857
Wilmar International Ltd.	8,046,000	20,028,938
Yangzijiang Shipbuilding[b]	7,000,000	6,153,248

		801,348,834
SPAIN — 3.50%
Abertis Infraestructuras SA	1,710,800	35,592,188
Actividades de Construcciones y Servicios SA	747,600	27,678,551
Amadeus IT Holding SA Class A	1,601,600	58,794,710
Banco Bilbao Vizcaya Argentaria SA	24,834,600	277,174,931
Banco de Sabadell SA	14,266,110	41,110,236
Banco Popular Espanol SA	7,459,200	42,672,170
Banco Santander SA	50,235,285	442,340,998
Bankia SAa	19,268,200	34,449,402
CaixaBank SA	7,522,606	41,008,508
Distribuidora Internacional de Alimentacion SA	2,636,200	16,725,866
Enagas SA	661,825	22,181,123
Ferrovial SA	1,724,800	35,181,124
Gas Natural SDG SA	1,485,400	42,822,953
Grifols SA	630,000	25,688,657
Iberdrola SA	21,331,800	150,764,875
Inditex SA	4,579,400	128,606,789
International Consolidated Airlines Group SAa	4,310,600	28,143,323
Mapfre SA	4,060,000	13,891,985
Red Electrica Corporacion SA	383,283	33,442,204
Repsol SA	4,275,600	95,433,195
Telefonica SA	17,162,600	257,928,839
Zardoya Otis SA	745,398	8,676,019

		1,860,308,646
SWEDEN — 3.04%
Alfa Laval AB	1,274,000	26,133,333
Assa Abloy AB Class B	1,372,932	72,558,860
Atlas Copco AB Class A	2,753,800	79,299,318
Atlas Copco AB Class B	1,642,200	43,272,727
Boliden AB	1,177,400	19,362,803
Electrolux AB Class B	1,013,600	28,694,868
Elekta AB Class Bb	1,545,610	15,789,753
Getinge AB Class B	840,897	19,487,698
Hennes & Mauritz AB Class B	3,966,200	157,409,944
Hexagon AB Class B	1,089,200	36,575,278
Husqvarna AB Class B	1,736,000	12,878,808
Industrivarden AB Class C	539,000	9,403,047
Investment AB Kinnevik Class B	981,400	31,019,149
Investor AB Class B	1,905,400	68,025,632
Lundin Petroleum ABa,b	928,200	13,132,332

Security	Shares	Value

Millicom International Cellular SA SDR	277,200	$22,549,833
Nordea Bank AB	12,665,800	162,082,532
Sandvik AB	4,436,600	48,501,191
Securitas AB Class B	1,295,579	14,268,395
Skandinaviska Enskilda Banken AB Class A	6,342,000	81,072,018
Skanska AB Class B	1,545,694	31,372,351
SKF AB Class B	1,635,200	32,658,702
Svenska Cellulosa AB Class B	2,475,200	55,221,853
Svenska Handelsbanken AB Class A	2,076,200	98,784,503
Swedbank AB Class A	3,792,600	100,090,508
Swedish Match AB	844,200	27,332,904
Tele2 AB Class B	1,348,296	17,071,766
Telefonaktiebolaget LM Ericsson Class B	12,738,600	149,759,562
TeliaSonera AB	10,085,600	69,574,660
Volvo AB Class B	6,378,400	73,219,835

		1,616,604,163
SWITZERLAND — 9.23%
ABB Ltd. Registered[a]	9,151,800	200,256,541
Actelion Ltd. Registered[a]	427,006	50,755,350
Adecco SA Registered[a]	716,800	48,447,026
Aryzta AGa	362,602	30,836,899
Baloise Holding AG Registered	204,400	25,676,097
Barry Callebaut AG Registered[a]	8,400	8,788,820
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	3,909	19,600,846
Chocoladefabriken Lindt & Sprugli AG Registered	297	17,782,352
Compagnie Financiere Richemont SA Class A Bearer	2,186,800	183,927,955
Credit Suisse Group AG Registered	6,340,600	168,520,492
EMS-Chemie Holding AG Registered	32,200	11,567,510
Geberit AG Registered	155,400	52,927,549
Givaudan SA Registered[a]	37,800	62,957,452
Holcim Ltd. Registered[a]	959,000	67,905,709
Julius Baer Group Ltd.[a]	931,716	40,736,256
Kuehne & Nagel International AG Registered	221,206	28,775,512
Lonza Group AG Registered[a]	221,200	24,339,010
Nestle SA Registered	13,440,000	983,091,070
Novartis AG Registered	9,601,200	890,838,132
Pargesa Holding SA Bearer	120,402	9,351,187
Partners Group Holding AG	72,804	19,346,068
Roche Holding AG Genusschein	2,931,600	864,143,509
Schindler Holding AG Participation Certificates	214,200	29,911,663
Schindler Holding AG Registered	56,000	7,575,666
SGS SA Registered	23,800	52,226,713
Sika AG Bearer	8,400	29,936,101
Sonova Holding AG Registered	221,200	34,428,552
Sulzer AG Registered	98,790	11,229,286
Swatch Group AG (The) Bearer	128,800	60,970,731
Swatch Group AG (The) Registered	215,608	18,212,822
Swiss Life Holding AG Registered[a]	133,002	30,457,313
Swiss Prime Site AG Registered	242,200	18,395,574
Swiss Re AGa	1,481,200	119,579,448
Swisscom AG Registered	99,400	58,507,039
Syngenta AG Registered	390,600	120,858,933
Transocean Ltd.[b]	1,519,000	44,712,214
UBS AG Registered[a]	15,254,400	264,687,495
Zurich Insurance Group AGa	627,200	189,505,699

		4,901,766,591
UNITED KINGDOM — 20.93%
3i Group PLC	4,049,546	25,713,810
Aberdeen Asset Management PLC	3,833,200	26,615,228
Admiral Group PLC	810,600	17,312,782

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

Aggreko PLC	1,060,588	$25,825,001
AMEC PLC	1,239,415	20,621,919
Anglo American PLC	5,810,000	122,370,288
Antofagasta PLC	1,682,800	18,912,887
ARM Holdings PLC	5,894,000	82,508,211
ASOS PLC[a,b]	228,200	9,696,672
Associated British Foods PLC	1,479,800	65,199,752
AstraZeneca PLC	5,258,400	382,228,564
Aviva PLC	12,262,600	102,211,385
Babcock International Group PLC	1,042,737	18,267,028
BAE Systems PLC	13,197,800	96,852,151
Barclays PLC	68,243,000	262,901,812
BG Group PLC	14,190,400	236,105,968
BHP Billiton PLC	8,790,600	226,494,800
BP PLC	76,708,800	551,024,003
British American Tobacco PLC	7,798,000	442,510,323
British Land Co. PLC (The)	3,956,400	46,111,446
British Sky Broadcasting Group PLC	4,288,200	60,783,785
BT Group PLC	32,909,800	193,491,358
Bunzl PLC	1,354,564	36,732,308
Burberry Group PLC	1,848,000	45,264,335
Capita PLC	2,702,012	47,421,238
Carnival PLC	764,400	30,426,363
Centrica PLC	21,135,800	102,287,616
Cobham PLC	4,662,000	21,696,765
Coca-Cola HBC AG	831,791	18,084,756
Compass Group PLC	6,953,204	111,908,207
Croda International PLC	568,400	20,869,678
Diageo PLC	10,446,800	307,190,496
Direct Line Insurance Group PLC	6,130,600	27,070,174
Dixons Carphone PLC	4,069,800	25,731,730
easyJet PLC	662,542	15,899,507
Experian PLC	4,118,800	61,842,063
Fresnillo PLC	926,800	10,342,112
Friends Life Group Ltd.	5,982,791	30,954,432
G4S PLC	6,438,600	26,318,512
GKN PLC	6,960,800	35,413,207
GlaxoSmithKline PLC	20,245,400	459,122,331
Glencore PLC[a]	44,221,800	226,323,496
Hammerson PLC	3,155,600	30,947,203
Hargreaves Lansdown PLC	987,000	15,687,871
HSBC Holdings PLC	79,340,800	811,738,438
ICAP PLC	2,322,105	15,551,062
IMI PLC	1,123,141	21,957,580
Imperial Tobacco Group PLC	3,998,400	173,418,228
Inmarsat PLC	1,789,200	19,607,781
InterContinental Hotels Group PLC	983,429	37,272,374
Intertek Group PLC	663,711	28,903,213
Intu Properties PLC	3,586,800	19,533,304
Investec PLC	2,318,073	21,213,002
ITV PLC	15,942,690	51,776,969
J Sainsbury PLC	5,210,800	20,466,090
Johnson Matthey PLC	855,400	40,699,512
Kingfisher PLC	9,878,400	47,806,943
Land Securities Group PLC	3,250,800	57,572,735
Legal & General Group PLC	24,595,530	90,896,498
Lloyds Banking Group PLC[a]	237,357,400	292,890,371
London Stock Exchange Group PLC	920,656	29,679,148
Marks & Spencer Group PLC	6,844,600	44,534,977
Meggitt PLC	3,281,656	23,683,445
Melrose Industries PLC	4,455,715	18,256,014
National Grid PLC	15,561,000	230,530,014
Next PLC	642,600	66,258,657
Old Mutual PLC	20,494,600	63,445,292

Security	Shares	Value

Pearson PLC	3,414,600	$63,915,278
Persimmon PLC[a]	1,285,210	30,081,356
Petrofac Ltd.	1,078,927	18,296,875
Prudential PLC	10,658,200	245,968,037
Randgold Resources Ltd.	366,800	21,583,409
Reckitt Benckiser Group PLC	2,704,800	227,181,754
Reed Elsevier PLC	4,799,200	78,853,011
Rexam PLC	2,890,660	22,013,189
Rio Tinto PLC	5,296,200	251,778,765
Rolls-Royce Holdings PLC[a]	7,798,056	105,170,251
Royal Bank of Scotland Group PLC[a]	10,416,000	64,656,424
Royal Dutch Shell PLC Class A	16,363,200	585,223,693
Royal Dutch Shell PLC Class B	10,171,000	376,291,478
Royal Mail PLC	2,689,400	18,983,220
RSA Insurance Group PLC[a]	4,192,124	32,413,797
SABMiller PLC	4,013,800	226,356,952
Sage Group PLC (The)	4,641,000	28,043,844
Schroders PLC	506,800	19,548,471
SEGRO PLC	3,003,000	18,266,125
Severn Trent PLC	1,000,258	31,941,224
Shire PLC	2,455,600	163,547,166
Smith & Nephew PLC	3,705,800	62,666,574
Smiths Group PLC	1,631,689	30,411,812
Sports Direct International PLC[a]	1,114,400	11,490,608
SSE PLC	4,061,400	103,897,050
Standard Chartered PLC	10,257,800	154,197,106
Standard Life PLC	9,928,800	62,537,593
Tate & Lyle PLC	1,954,590	18,949,916
Tesco PLC	33,889,800	94,123,423
Travis Perkins PLC	1,021,237	26,990,788
TUI Travel PLC	2,037,000	12,989,945
Tullow Oil PLC	3,820,600	29,693,957
Unilever PLC	5,338,200	214,703,489
United Utilities Group PLC	2,858,800	39,081,824
Vodafone Group PLC	110,205,200	365,494,105
Weir Group PLC (The)	878,193	32,075,606
Whitbread PLC	747,612	52,196,333
William Hill PLC	3,635,132	20,965,462
Wm Morrison Supermarkets PLC	8,898,400	22,037,477
Wolseley PLC	1,092,322	57,966,241
WPP PLC	5,539,800	107,949,432

		11,119,518,280

TOTAL COMMON STOCKS
(Cost: $48,847,227,778)		52,549,302,380

PREFERRED STOCKS — 0.56%

GERMANY — 0.56%
Bayerische Motoren Werke AG	222,600	17,810,276
Fuchs Petrolub SE	298,204	11,559,801
Henkel AG & Co. KGaA	732,200	72,270,702
Porsche Automobil Holding SE	651,000	53,285,644
Volkswagen AG	679,000	144,664,836

		299,591,259

130

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2014

Security	Shares	Value

UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC	697,814,640	$1,116,398

		1,116,398

TOTAL PREFERRED STOCKS
(Cost: $222,268,896)		300,707,657

RIGHTS — 0.02%

SPAIN — 0.02%
Banco Santander SAa	49,858,656	9,495,126

		9,495,126

TOTAL RIGHTS
(Cost: $9,622,000)		9,495,126

SHORT-TERM INVESTMENTS — 0.64%

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	308,143,477	308,143,477
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	17,822,525	17,822,525
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	14,961,385	14,961,385

		340,927,387

TOTAL SHORT-TERM INVESTMENTS
(Cost: $340,927,387)		340,927,387

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $49,420,046,061)		53,200,432,550
Other Assets, Less Liabilities — (0.14)%		(75,459,211)

NET ASSETS — 100.00%		$53,124,973,339

FDR  —  Fiduciary Depositary Receipts

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

October 31, 2014

Open futures contracts as of October 31, 2014 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	247	Dec. 2014	Sydney Futures	$29,950,750	$724,195
Euro STOXX 50	2,251	Dec. 2014	NYSE LIFFE	87,456,850	(2,292,021)
FTSE 100 Index	696	Dec. 2014	Eurex	72,438,410	(1,845,172)
TOPIX Index	426	Dec. 2014	Tokyo Stock	50,806,119	1,774,497

Net Unrealized Depreciation					$(1,638,501)

See accompanying notes to schedules of investments.

132

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.36%

AUSTRALIA — 7.90%
Alumina Ltd.[a]	637,500	$913,391
Amcor Ltd.	305,460	3,146,813
AMP Ltd.	745,260	3,832,240
APA Group	206,040	1,425,330
Asciano Ltd.	251,820	1,387,864
Aurizon Holdings Ltd.	531,780	2,187,595
BHP Billiton Ltd.	811,680	24,229,339
Boral Ltd.	195,660	853,047
Brambles Ltd.	395,760	3,315,231
Caltex Australia Ltd.	35,160	959,311
Cochlear Ltd.	9,300	600,514
Commonwealth Bank of Australia	266,160	18,828,677
Computershare Ltd.	120,780	1,302,653
Crown Resorts Ltd.	92,220	1,172,959
CSL Ltd.	122,220	8,614,926
Flight Centre Travel Group Ltd.	14,160	521,763
Fortescue Metals Group Ltd.	391,680	1,205,004
Harvey Norman Holdings Ltd.	46,980	156,923
Iluka Resources Ltd.	104,820	663,385
Incitec Pivot Ltd.	142,740	365,113
James Hardie Industries SE	111,360	1,176,583
Macquarie Group Ltd.	73,020	3,926,172
Origin Energy Ltd.	277,980	3,486,796
Qantas Airways Ltd.[a]	297,900	439,915
QBE Insurance Group Ltd.	169,560	1,718,469
Ramsay Health Care Ltd.	33,120	1,520,837
REA Group Ltd.	13,800	548,285
Santos Ltd.	247,740	2,809,150
Seek Ltd.	81,420	1,185,885
Sonic Healthcare Ltd.	96,840	1,590,086
Suncorp Group Ltd.	212,340	2,734,378
Sydney Airport	269,520	1,044,765
Telstra Corp. Ltd.	1,102,980	5,458,396
TPG Telecom Ltd.	70,320	448,750
Transurban Group	450,900	3,222,254
Wesfarmers Ltd.	288,900	11,209,053
Woolworths Ltd.	316,800	10,024,823

		128,226,675
AUSTRIA — 0.17%
Andritz AG	18,720	903,460
Erste Group Bank AG	71,220	1,812,293

		2,715,753
BELGIUM — 2.04%
Anheuser-Busch InBev NV	203,700	22,487,066
Colruyt SA	18,540	844,250
KBC Groep NVa	63,120	3,380,802
Solvay SA	15,000	2,042,854
Telenet Group Holding NVa	13,260	749,682
UCB SA	31,860	2,570,282
Umicore SA	27,300	1,068,539

		33,143,475

Security	Shares	Value

DENMARK — 2.63%
A.P. Moeller-Maersk A/S Class B	600	$1,397,780
Carlsberg A/S Class B	26,880	2,366,368
Coloplast A/S Class B	27,900	2,427,986
Danske Bank A/S	165,420	4,535,869
DSV A/S	45,600	1,363,199
Novo Nordisk A/S Class B	508,080	22,980,061
Novozymes A/S Class B	60,480	2,804,690
Pandora A/S	29,400	2,474,393
Vestas Wind Systems A/Sa	56,520	1,891,342
William Demant Holding A/Sa	5,460	413,669

		42,655,357
FINLAND — 0.91%
Kone OYJ Class B	79,020	3,395,844
Metso OYJ	10,140	330,696
Neste Oil OYJ	20,400	440,896
Nokia OYJ	949,800	7,925,432
Nokian Renkaat OYJ	10,080	284,031
Stora Enso OYJ Class R	72,420	596,583
Wartsila OYJ Abp	37,380	1,730,963

		14,704,445
FRANCE — 8.72%
Accor SA	43,380	1,821,296
Aeroports de Paris	7,440	879,584
Airbus Group NV	148,800	8,874,144
Alcatel-Lucent[a,b]	713,400	2,188,069
Arkema SA	7,140	440,308
Atos SA	19,920	1,374,924
Bollore[b]	1,500	710,395
Bureau Veritas SA	55,680	1,376,394
Cap Gemini SA	18,300	1,202,807
Carrefour SA	157,740	4,618,672
Casino Guichard-Perrachon SA	14,220	1,457,012
Christian Dior SA	13,740	2,429,876
Compagnie de Saint-Gobain	112,920	4,844,898
Danone SA	145,920	9,912,676
Dassault Systemes SA	31,920	2,022,425
Edenred SA	51,420	1,423,774
Essilor International SA	51,360	5,669,144
Eurazeo	4,708	314,693
Eutelsat Communications SA	39,180	1,269,432
Groupe Eurotunnel SA Registered	118,320	1,494,291
Iliad SA	6,600	1,442,965
JCDecaux SA	17,280	573,079
L’Air Liquide SA	86,989	10,490,149
L’Oreal SA	63,840	10,006,144
Lafarge SA	47,520	3,293,037
Legrand SA	67,260	3,618,557
LVMH Moet Hennessy Louis Vuitton SA	70,680	11,985,920
Natixis SA	156,540	1,076,945
Numericable Group SAa	21,453	792,915
Pernod Ricard SA	53,580	6,097,455
Publicis Groupe SA	45,840	3,174,320
Remy Cointreau SA	6,000	426,763
Renault SA	24,660	1,830,001
Safran SA	69,060	4,369,528
Schneider Electric SE	132,180	10,413,455
SES SA Class A FDR	76,800	2,650,937

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2014

Security	Shares	Value

Societe BIC SA	7,140	$889,830
Societe Generale	90,720	4,366,369
Sodexo	23,700	2,282,558
STMicroelectronics NV	82,740	551,394
Technip SA	25,980	1,878,806
Thales SA	12,000	595,228
Valeo SA	19,200	2,148,895
Vallourec SA	13,920	511,003
Wendel	2,820	310,708
Zodiac Aerospace	47,040	1,434,218

		141,535,993
GERMANY — 7.92%
Adidas AG	53,100	3,862,009
Bayer AG Registered	209,460	29,772,971
Bayerische Motoren Werke AG	54,780	5,855,843
Beiersdorf AG	25,260	2,043,212
Brenntag AG	39,060	1,889,018
Celesio AG	13,200	434,957
Commerzbank AGa	245,760	3,699,573
Continental AG	28,020	5,499,397
Daimler AG Registered	122,520	9,521,938
Deutsche Boerse AG	24,120	1,647,290
Deutsche Lufthansa AG Registered	59,160	873,894
Deutsche Post AG Registered	245,760	7,714,756
Deutsche Wohnen AG Bearer	34,920	786,648
Fraport AG	9,480	585,798
Fresenius Medical Care AG & Co. KGaA	54,420	3,988,696
Fresenius SE & Co. KGaA	95,040	4,888,056
GEA Group AG	46,200	2,124,054
Henkel AG & Co. KGaA	29,460	2,676,377
Hochtief AG	5,400	399,106
Hugo Boss AG	8,100	1,074,218
Infineon Technologies AG	287,760	2,790,899
Kabel Deutschland Holding AGa	5,760	779,404
Lanxess AG	23,160	1,203,632
Linde AG	47,100	8,683,559
MAN SE	9,180	1,045,383
Merck KGaA	21,000	1,896,227
METRO AGa	40,920	1,303,250
Osram Licht AGa	11,100	388,845
QIAGEN NVa,b	58,740	1,379,545
SAP SE	232,920	15,828,619
ThyssenKrupp AGa	114,000	2,738,778
United Internet AG Registered	30,840	1,205,744

		128,581,696
HONG KONG — 2.94%
AIA Group Ltd.	3,036,000	16,931,478
ASM Pacific Technology Ltd.[b]	60,000	659,944
Cathay Pacific Airways Ltd.	300,000	562,461
Galaxy Entertainment Group Ltd.	600,000	4,096,606
Hong Kong and China Gas Co. Ltd. (The)	1,585,131	3,699,566
Hong Kong Exchanges and Clearing Ltd.	279,600	6,197,550
Hutchison Whampoa Ltd.	540,000	6,844,698
Li & Fung Ltd.	1,440,400	1,755,181
MGM China Holdings Ltd.[b]	240,000	770,580
Sands China Ltd.	600,000	3,736,848
Shangri-La Asia Ltd.	360,666	523,661
SJM Holdings Ltd.[b]	480,000	1,013,823

Security	Shares	Value

Wynn Macau Ltd.	264,000	$953,167

		47,745,563
IRELAND — 0.36%
Bank of Ireland[a]	6,937,200	2,720,477
Kerry Group PLC Class A	39,960	2,713,071
Ryanair Holdings PLC SP ADR[a]	6,840	379,894

		5,813,442
ISRAEL — 0.58%
Bank Hapoalim BM	136,860	697,923
Bank Leumi le-Israel BMa	223,020	791,523
Delek Group Ltd. (The)	1,140	390,771
Israel Chemicals Ltd.	108,300	729,044
Mizrahi Tefahot Bank Ltd.[a]	23,280	256,709
NICE-Systems Ltd.	14,520	575,440
Teva Pharmaceutical Industries Ltd.	107,700	5,963,612

		9,405,022
ITALY — 1.82%
Atlantia SpA	36,480	859,269
Banca Monte dei Paschi di Siena SpA[a,b]	1,107,360	843,546
CNH Industrial NV	83,940	683,595
Enel Green Power SpA	144,900	355,466
Exor SpA	24,720	1,076,266
Intesa Sanpaolo SpA	2,954,460	8,654,444
Luxottica Group SpA	42,120	2,144,133
Pirelli & C. SpA	60,300	806,873
Prysmian SpA	51,480	890,091
Saipem SpA[a]	67,140	1,051,497
Tenaris SA	120,360	2,367,546
UniCredit SpA	1,117,320	8,063,371
Unione di Banche Italiane SpA	220,440	1,724,803

		29,520,900
JAPAN — 21.27%
ABC-MART Inc.	6,000	339,860
Acom Co. Ltd.[a]	108,000	350,671
Advantest Corp.	36,000	411,043
AEON Financial Service Co. Ltd.	12,000	245,877
AEON Mall Co. Ltd.	29,110	526,086
Ajinomoto Co. Inc.	135,000	2,532,492
Alfresa Holdings Corp.	24,000	300,575
Amada Co. Ltd.	90,000	765,086
ANA Holdings Inc.	60,000	137,764
Asahi Glass Co. Ltd.	60,000	308,282
Asahi Group Holdings Ltd.	96,000	2,934,677
Asahi Kasei Corp.	120,000	965,416
ASICS Corp.	42,000	968,842
Astellas Pharma Inc.	546,000	8,274,867
Bandai Namco Holdings Inc.	42,000	1,012,301
Benesse Holdings Inc.	12,000	374,114
Bridgestone Corp.	108,000	3,517,791
Brother Industries Ltd.	60,000	1,050,622
Calbee Inc.	18,000	626,199
Casio Computer Co. Ltd.[b]	54,000	831,881
Chiyoda Corp.	21,000	210,927
Chubu Electric Power Co. Inc.[a]	84,000	990,197
Chugai Pharmaceutical Co. Ltd.	36,000	1,096,650

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2014

Security	Shares	Value

Citizen Holdings Co. Ltd.	72,000	$459,212
Credit Saison Co. Ltd.	36,000	737,309
Dai-ichi Life Insurance Co. Ltd. (The)	264,000	3,885,643
Daido Steel Co. Ltd.	60,000	225,860
Daiichi Sankyo Co. Ltd.	156,000	2,305,107
Daikin Industries Ltd.	60,000	3,646,938
Daito Trust Construction Co. Ltd.	18,000	2,219,794
Denso Corp.	120,000	5,361,759
Dentsu Inc.	54,000	1,948,441
Don Quijote Holdings Co. Ltd.	18,000	1,058,115
East Japan Railway Co.	30,000	2,313,456
FamilyMart Co. Ltd.	12,000	474,198
FANUC Corp.	48,000	8,186,611
Fast Retailing Co. Ltd.	13,200	4,752,848
Fuji Electric Co. Ltd.	120,000	512,734
Fuji Heavy Industries Ltd.	150,000	4,815,575
Fujitsu Ltd.	480,000	2,844,762
Gree Inc.[b]	30,000	207,662
GungHo Online Entertainment Inc.[b]	96,000	375,933
Hakuhodo DY Holdings Inc.	60,000	583,917
Hamamatsu Photonics K.K.	18,000	806,030
Hankyu Hanshin Holdings Inc.	120,000	696,847
Hikari Tsushin Inc.	6,000	391,776
Hino Motors Ltd.	60,000	848,847
Hirose Electric Co. Ltd.	6,600	795,379
Hisamitsu Pharmaceutical Co. Inc.	18,000	592,480
Hitachi High-Technologies Corp.	12,000	356,452
Hitachi Ltd.	780,000	5,977,414
Hitachi Metals Ltd.	60,000	989,073
Hoya Corp.	54,000	1,882,209
Hulic Co. Ltd.	54,000	580,920
IHI Corp.	360,000	1,692,342
Iida Group Holdings Co. Ltd.	36,000	394,666
Isetan Mitsukoshi Holdings Ltd.	42,000	560,100
Isuzu Motors Ltd.	150,000	1,916,061
Japan Display Inc.[a]	90,000	255,296
Japan Exchange Group Inc.	66,000	1,581,339
Japan Real Estate Investment Corp.	120	650,818
JGC Corp.	60,000	1,507,961
JTEKT Corp.	54,000	833,808
Kajima Corp.	60,000	263,325
Kakaku.com Inc.	42,000	557,103
Kansai Electric Power Co. Inc. (The)[a]	180,000	1,749,342
Kansai Paint Co. Ltd.	60,000	899,692
Kao Corp.	132,000	5,068,409
Kawasaki Heavy Industries Ltd.	360,000	1,380,848
KDDI Corp.	72,000	4,640,293
Keikyu Corp.	120,000	983,721
Keio Corp.	120,059	899,599
Keisei Electric Railway Co. Ltd.	60,000	694,171
Keyence Corp.	12,087	5,658,318
Kikkoman Corp.	38,000	856,233
Kintetsu Corp.	480,000	1,652,736
Koito Manufacturing Co. Ltd.	24,000	703,269
Konami Corp.	24,000	471,415
Kubota Corp.	275,000	4,262,187
Kurita Water Industries Ltd.	6,000	129,040
Kyushu Electric Power Co. Inc.[a]	72,000	767,495
Lawson Inc.	18,000	1,205,834
LIXIL Group Corp.	66,000	1,412,961
M3 Inc.	54,000	887,275
Mabuchi Motor Co. Ltd.	6,000	507,381
Makita Corp.	30,000	1,656,483
Mazda Motor Corp.	132,000	2,997,832

Security	Shares	Value

McDonald’s Holdings Co. (Japan) Ltd.[b]	6,000	$145,578
Meiji Holdings Co. Ltd.	12,000	990,143
Miraca Holdings Inc.	12,000	495,607
Mitsubishi Chemical Holdings Corp.	174,000	846,524
Mitsubishi Electric Corp.	480,000	5,979,394
Mitsubishi Estate Co. Ltd.	327,000	8,154,217
Mitsubishi Heavy Industries Ltd.	360,000	2,195,228
Mitsubishi Logistics Corp.	30,000	445,564
Mitsui Chemicals Inc.	180,000	515,410
Mitsui Fudosan Co. Ltd.	238,500	7,462,100
Murata Manufacturing Co. Ltd.	49,700	5,410,896
Nabtesco Corp.	30,000	722,537
Nagoya Railroad Co. Ltd.	60,000	253,691
Nexon Co. Ltd.	30,000	258,240
NGK Insulators Ltd.	60,000	1,267,383
NGK Spark Plug Co. Ltd.	46,000	1,179,698
NH Foods Ltd.	60,000	1,356,764
Nidec Corp.	54,000	3,478,774
Nintendo Co. Ltd.	18,000	1,912,314
Nippon Paint Co. Ltd.	60,000	1,320,369
Nissin Foods Holdings Co. Ltd.	6,000	313,635
Nitori Holdings Co. Ltd.	18,000	1,131,974
Nitto Denko Corp.	42,000	2,230,284
Nomura Holdings Inc.	594,000	3,576,028
Nomura Real Estate Holdings Inc.	12,000	207,877
Nomura Research Institute Ltd.	18,000	582,846
NSK Ltd.	120,000	1,523,215
NTT Data Corp.	30,000	1,141,341
NTT Urban Development Corp.	12,000	132,840
Obayashi Corp.	120,000	813,523
Odakyu Electric Railway Co. Ltd.	180,000	1,666,652
Olympus Corp.[a]	60,000	2,095,357
Omron Corp.	54,000	2,495,161
Ono Pharmaceutical Co. Ltd.	12,000	1,192,453
Oracle Corp. Japan	12,000	457,071
Oriental Land Co. Ltd.	12,900	2,730,628
Otsuka Corp.	12,000	437,804
Panasonic Corp.	276,000	3,212,881
PARK24 Co. Ltd.	24,000	358,592
Rakuten Inc.	198,000	2,197,154
Recruit Holdings Co. Ltd.[a]	36,000	1,186,566
Rinnai Corp.	9,400	822,568
Sanrio Co. Ltd.[b]	12,000	344,142
Santen Pharmaceutical Co. Ltd.	18,000	1,053,298
SBI Holdings Inc.	12,000	133,482
Secom Co. Ltd.	54,000	3,251,898
Sega Sammy Holdings Inc.	48,000	744,159
Seibu Holdings Inc.[b]	30,000	570,537
Seiko Epson Corp.	36,000	1,634,539
Sekisui Chemical Co. Ltd.	60,000	724,143
Seven & I Holdings Co. Ltd.	126,000	4,811,614
Seven Bank Ltd.	162,000	664,734
Sharp Corp.[a]	360,000	879,889
Shikoku Electric Power Co. Inc.[a]	48,000	643,540
Shimadzu Corp.	60,000	514,874
Shimano Inc.	18,000	2,353,865
Shimizu Corp.	120,000	863,833
Shin-Etsu Chemical Co. Ltd.	66,000	4,147,041
Shinsei Bank Ltd.	420,000	914,143
Shionogi & Co. Ltd.	78,000	1,984,354
Shiseido Co. Ltd.	90,000	1,472,771
Showa Shell Sekiyu K.K.	30,000	252,888
SMC Corp.	14,100	3,907,827
SoftBank Corp.	246,000	17,421,114

135

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2014

Security	Shares	Value

Sompo Japan Nipponkoa Holdings Inc.	84,000	$2,059,819
Sony Corp.	270,000	4,990,322
Sony Financial Holdings Inc.	30,049	468,540
Stanley Electric Co. Ltd.	12,000	237,527
Sumitomo Chemical Co. Ltd.	120,000	404,621
Sumitomo Dainippon Pharma Co. Ltd.	42,000	482,548
Sumitomo Electric Industries Ltd.	192,000	2,535,623
Sumitomo Heavy Industries Ltd.	120,000	650,818
Sumitomo Realty & Development Co. Ltd.	90,000	3,287,142
Sumitomo Rubber Industries Inc.	18,000	243,094
Suntory Beverage & Food Ltd.	36,000	1,276,482
Suruga Bank Ltd.	48,000	980,937
Suzuken Co. Ltd.	12,000	316,204
Suzuki Motor Corp.	90,000	2,933,098
Sysmex Corp.	36,000	1,514,116
Taiheiyo Cement Corp.	300,000	1,081,129
Taisei Corp.	240,000	1,316,623
Taisho Pharmaceutical Holdings Co. Ltd.	4,000	277,597
Taiyo Nippon Sanso Corp.[b]	30,000	264,930
TDK Corp.	30,000	1,648,455
Terumo Corp.	78,000	1,900,861
THK Co. Ltd.	30,000	733,241
Tobu Railway Co. Ltd.	120,000	598,368
Toho Co. Ltd.	30,000	679,185
Toho Gas Co. Ltd.	120,000	640,114
Tokyo Electron Ltd.	42,000	2,603,809
Tokyo Gas Co. Ltd.	600,000	3,402,881
Tokyu Corp.	180,000	1,168,904
Tokyu Fudosan Holdings Corp.	126,000	871,058
Toray Industries Inc.	360,000	2,372,169
TOTO Ltd.	60,000	657,241
Toyo Suisan Kaisha Ltd.	12,000	410,508
Toyota Industries Corp.	36,000	1,673,074
Toyota Motor Corp.	456,000	26,431,363
Trend Micro Inc.	18,000	590,072
Unicharm Corp.	90,000	2,066,054
USS Co. Ltd.	54,000	837,661
Yahoo! Japan Corp.	366,000	1,296,124
Yakult Honsha Co. Ltd.	24,000	1,297,355
Yamaha Motor Co. Ltd.	66,000	1,214,558
Yamato Holdings Co. Ltd.	60,000	1,262,834
Yamato Kogyo Co. Ltd.	12,000	382,142
Yamazaki Baking Co. Ltd.	15,000	183,578
Yaskawa Electric Corp.	60,000	751,438
Yokogawa Electric Corp.	54,000	724,945
Yokohama Rubber Co. Ltd. (The)	28,000	246,769

		345,454,371
LUXEMBOURG — 0.08%
Altice SAa,b	22,080	1,374,626

		1,374,626
NETHERLANDS — 3.77%
ASML Holding NV	90,600	9,018,591
Boskalis Westminster NV	22,198	1,182,422
Fiat Chrysler Automobiles[a,b]	222,300	2,480,219
Gemalto NVb	19,860	1,518,088
Heineken Holding NV	25,440	1,647,556
Heineken NV	58,080	4,336,272
ING Groep NV CVA[a]	489,120	6,992,261
Koninklijke KPN NV	520,800	1,707,620
Koninklijke Philips NV	246,180	6,875,106

Security	Shares	Value

Koninklijke Vopak NV	17,640	$883,163
OCI NVa	21,000	731,180
Randstad Holding NV	31,920	1,406,539
Reed Elsevier NV	176,100	4,051,976
TNT Express NV	109,169	633,418
Unilever NV CVA	411,480	15,953,493
Ziggo NV	37,560	1,834,593

		61,252,497
NEW ZEALAND — 0.11%
Auckland International Airport Ltd.	108,000	325,131
Fletcher Building Ltd.	117,120	783,526
Ryman Healthcare Ltd.	90,540	534,572
Xero Ltd.[a]	15,660	193,083

		1,836,312
NORWAY — 0.15%
Norsk Hydro ASA	339,300	1,896,783
Subsea 7 SA	46,080	495,884

		2,392,667
PORTUGAL — 0.15%
Banco Comercial Portugues SA Registered[a]	4,443,360	501,038
Galp Energia SGPS SA Class B	97,260	1,409,277
Jeronimo Martins SGPS SAb	62,340	545,101

		2,455,416
SINGAPORE — 1.45%
CapitaLand Ltd.	660,000	1,627,538
City Developments Ltd.	60,000	441,074
ComfortDelGro Corp. Ltd.	540,000	1,108,985
DBS Group Holdings Ltd.	150,000	2,156,359
Genting Singapore PLC	1,560,000	1,334,889
Global Logistic Properties Ltd.	780,000	1,668,611
Golden Agri-Resources Ltd.	660,000	266,978
Jardine Cycle & Carriage Ltd.	28,000	869,078
Noble Group Ltd.	1,080,181	1,004,136
Olam International Ltd.[b]	124,000	205,461
SembCorp Industries Ltd.	240,000	909,218
SembCorp Marine Ltd.[b]	240,000	679,580
Singapore Airlines Ltd.	120,000	924,154
Singapore Exchange Ltd.	203,000	1,105,406
Singapore Press Holdings Ltd.[b]	141,000	469,452
Singapore Technologies Engineering Ltd.	420,000	1,225,204
StarHub Ltd.	180,000	578,296
United Overseas Bank Ltd.	325,000	5,814,858
Wilmar International Ltd.	480,000	1,194,866

		23,584,143
SPAIN — 2.03%
Abertis Infraestructuras SA	102,146	2,125,087
Amadeus IT Holding SA Class A	62,340	2,288,500
Banco Bilbao Vizcaya Argentaria SA	749,520	8,365,271
Banco de Sabadell SA	859,680	2,477,315
Banco Popular Espanol SA	450,600	2,577,767
Bankia SAa	1,159,560	2,073,165
Distribuidora Internacional de Alimentacion SA	155,400	985,965
Ferrovial SA	37,980	774,686

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2014

Security	Shares	Value

Grifols SA	37,680	$1,536,426
Inditex SA	275,700	7,742,694
International Consolidated Airlines Group SAa	266,100	1,737,331
Zardoya Otis SA	26,894	313,031

		32,997,238
SWEDEN — 3.38%
Alfa Laval AB	80,400	1,649,231
Assa Abloy AB Class B	85,140	4,499,612
Atlas Copco AB Class A	169,500	4,880,977
Atlas Copco AB Class B	99,960	2,633,992
Boliden AB	36,720	603,875
Elekta AB Class B	93,060	950,689
Getinge AB Class B	50,640	1,173,577
Hennes & Mauritz AB Class B	239,820	9,517,940
Hexagon AB Class B	65,340	2,194,114
Industrivarden AB Class C	36,600	638,500
Investor AB Class B	116,040	4,142,802
Lundin Petroleum ABa,b	55,680	787,770
Sandvik AB	269,700	2,948,377
SKF AB Class B	99,780	1,992,836
Svenska Cellulosa AB Class B	73,920	1,649,159
Swedish Match AB	33,000	1,068,450
Telefonaktiebolaget LM Ericsson Class B	769,560	9,047,224
Volvo AB Class B	389,100	4,466,612

		54,845,737
SWITZERLAND — 12.39%
ABB Ltd. Registered[a]	558,780	12,227,032
Actelion Ltd. Registered[a]	25,740	3,059,542
Adecco SA Registered	43,020	2,907,633
Aryzta AGa	11,160	949,084
Barry Callebaut AG Registered[a]	540	564,995
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	240	1,203,429
Chocoladefabriken Lindt & Sprugli AG Registered	26	1,556,704
Compagnie Financiere Richemont SA Class A Bearer	132,120	11,112,384
EMS-Chemie Holding AG Registered	2,040	732,848
Geberit AG Registered	9,600	3,269,655
Givaudan SA Registered[a]	2,340	3,897,366
Holcim Ltd. Registered[a]	57,780	4,091,337
Julius Baer Group Ltd.[a]	56,760	2,481,647
Kuehne & Nagel International AG Registered	13,440	1,748,338
Lonza Group AG Registered	13,500	1,485,428
Nestle SA Registered	530,100	38,775,043
Novartis AG Registered	203,880	18,916,810
Partners Group Holding AG	4,260	1,132,002
Roche Holding AG Genusschein	177,900	52,439,327
Schindler Holding AG Participation Certificates	11,820	1,650,587
Schindler Holding AG Registered	5,220	706,160
SGS SA Registered	1,380	3,028,272
Sika AG Bearer	540	1,924,464
Sonova Holding AG Registered	13,620	2,119,877
Sulzer AG Registered	6,000	682,009
Swatch Group AG (The) Bearer	7,920	3,749,132
Swatch Group AG (The) Registered	12,180	1,028,868
Swiss Prime Site AG Registered	6,600	501,283
Syngenta AG Registered	23,460	7,258,962
UBS AG Registered[a]	923,820	16,029,710

		201,229,928

Security	Shares	Value

UNITED KINGDOM — 18.59%
3i Group PLC	245,640	$1,559,765
Aberdeen Asset Management PLC	230,880	1,603,079
Aggreko PLC	64,698	1,575,377
AMEC PLC	74,880	1,245,886
Antofagasta PLC	34,920	392,464
ARM Holdings PLC	356,340	4,988,289
ASOS PLC[a,b]	13,800	586,389
Associated British Foods PLC	89,820	3,957,455
Babcock International Group PLC	63,406	1,110,768
BG Group PLC	863,520	14,367,616
British American Tobacco PLC	473,880	26,891,099
British Sky Broadcasting Group PLC	259,380	3,676,624
BT Group PLC	999,240	5,874,977
Bunzl PLC	85,440	2,316,914
Burberry Group PLC	112,080	2,745,253
Capita PLC	167,100	2,932,662
Cobham PLC	103,320	480,847
Coca-Cola HBC AG	50,640	1,101,012
Compass Group PLC	425,167	6,842,842
Croda International PLC	34,620	1,271,126
Diageo PLC	635,280	18,680,551
easyJet PLC	41,100	986,307
Experian PLC	251,160	3,771,063
Fresnillo PLC	54,600	609,278
G4S PLC	390,180	1,594,905
GKN PLC	415,740	2,115,085
GlaxoSmithKline PLC	1,228,440	27,858,389
Glencore PLC[a]	1,343,700	6,876,945
Hargreaves Lansdown PLC	60,240	957,485
IMI PLC	69,519	1,359,107
Inmarsat PLC	53,940	591,127
InterContinental Hotels Group PLC	60,313	2,285,888
Intertek Group PLC	40,740	1,774,141
ITV PLC	969,480	3,148,574
Johnson Matthey PLC	51,720	2,460,812
Lloyds Banking Group PLC[a]	14,453,100	17,834,598
London Stock Exchange Group PLC	56,700	1,827,835
Meggitt PLC	201,840	1,456,663
Melrose Industries PLC	272,018	1,114,516
Next PLC	39,060	4,027,487
Persimmon PLC[a]	38,520	901,591
Petrofac Ltd.	66,120	1,121,289
Prudential PLC	649,080	14,979,352
Randgold Resources Ltd.	21,900	1,288,650
Reckitt Benckiser Group PLC	164,400	13,808,297
Reed Elsevier PLC	291,780	4,794,076
Rolls-Royce Holdings PLC[a]	474,900	6,404,847
Royal Bank of Scotland Group PLC[a]	636,600	3,951,640
Royal Mail PLC	165,720	1,169,740
SABMiller PLC	243,840	13,751,278
Sage Group PLC (The)	275,220	1,663,053
Schroders PLC	31,440	1,212,715
Shire PLC	148,920	9,918,327
Smith & Nephew PLC	225,180	3,807,885
Smiths Group PLC	100,380	1,870,907
Sports Direct International PLC[a]	67,740	698,469
Tate & Lyle PLC	117,180	1,136,070
Travis Perkins PLC	62,400	1,649,201
Tullow Oil PLC	229,380	1,782,757
Unilever PLC	324,060	13,033,759
Weir Group PLC (The)	54,000	1,972,326

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

October 31, 2014

Security	Shares	Value

Whitbread PLC	45,720	$3,192,052
William Hill PLC	142,096	819,532
Wolseley PLC	67,260	3,569,286
WPP PLC	338,400	6,594,117

		301,942,416

TOTAL COMMON STOCKS
(Cost: $1,247,131,750)		1,613,413,672

PREFERRED STOCKS — 0.32%

GERMANY — 0.32%
Fuchs Petrolub SE	17,640	683,810
Henkel AG & Co. KGaA	45,060	4,447,580

		5,131,390
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC[a]	42,741,000	68,379

		68,379

TOTAL PREFERRED STOCKS
(Cost: $3,187,330)		5,199,769

RIGHTS — 0.00%

FRANCE — 0.00%
Numericable Group SAa	1,453	43,072

		43,072

TOTAL RIGHTS
(Cost: $45,495)		43,072

SHORT-TERM INVESTMENTS — 1.16%

MONEY MARKET FUNDS — 1.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	16,273,413	16,273,413
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	941,228	941,228

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,568,621	$1,568,621

		18,783,262

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,783,262)		18,783,262

TOTAL INVESTMENTS IN SECURITIES — 100.84%
(Cost: $1,269,147,837)		1,637,439,775
Other Assets, Less Liabilities — (0.84)%		(13,660,596)

NET ASSETS — 100.00%		$1,623,779,179

FDR — Fiduciary Depositary Receipts

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

138

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.58%

AUSTRALIA — 7.22%
AGL Energy Ltd.	318,465	$3,804,260
ASX Ltd.	21,827	690,502
CFS Retail Property Trust Group	2,722,545	5,025,548
Commonwealth Bank of Australia	142,317	10,067,781
CSL Ltd.	51,062	3,599,209
Federation Centres	873,099	2,087,476
GPT Group (The)	1,970,892	7,137,548
Scentre Group[a]	3,861,081	12,014,376
Stockland	1,274,049	4,748,331
Telstra Corp. Ltd.	3,221,316	15,941,558
Transurban Group	954,072	6,818,059
Westfield Corp.	865,431	6,024,856
Woolworths Ltd.	269,136	8,516,543

		86,476,047
BELGIUM — 0.83%
Belgacom SA	149,478	5,639,033
Colruyt SA	93,748	4,268,971

		9,908,004
DENMARK — 2.46%
Coloplast A/S Class B	68,635	5,972,933
Novo Nordisk A/S Class B	280,476	12,685,710
Novozymes A/S Class B	82,882	3,843,556
TDC A/S	364,770	2,782,048
TrygVesta A/S	38,660	4,177,806

		29,462,053
FINLAND — 0.25%
Elisa OYJ	107,541	2,950,766

		2,950,766
FRANCE — 5.00%
Aeroports de Paris	53,487	6,323,430
Bureau Veritas SA	172,955	4,275,400
Danone SA	38,745	2,632,036
Dassault Systemes SA	66,222	4,195,771
Essilor International SA	39,690	4,381,003
Eutelsat Communications SA	67,887	2,199,539
Iliad SA	15,876	3,470,988
L’Air Liquide SA	58,968	7,111,050
L’Oreal SA	10,584	1,658,913
Sanofi	18,497	1,707,063
SCOR SE	31,941	978,062
SES SA Class A FDR	335,097	11,566,680
Sodexo	34,607	3,333,016
Total SA	58,823	3,494,824
Vivendi SA	107,163	2,614,803

		59,942,578

Security	Shares	Value

GERMANY — 4.25%
Beiersdorf AG	71,631	$5,794,035
Deutsche Telekom AG Registered	392,931	5,917,487
Fresenius Medical Care AG & Co. KGaA	160,839	11,788,643
Fresenius SE & Co. KGaA	103,572	5,326,870
Kabel Deutschland Holding AGa	25,342	3,429,109
Linde AG	24,972	4,603,945
Merck KGaA	31,076	2,806,055
QIAGEN NVa	52,883	1,241,990
SAP SE	70,846	4,814,504
Telefonica Deutschland Holding AG	1,042,536	5,121,586

		50,844,224
HONG KONG — 8.66%
AIA Group Ltd.	998,800	5,570,211
BOC Hong Kong (Holdings) Ltd.	2,959,500	9,845,665
Cheung Kong Infrastructure Holdings Ltd.	1,109,000	8,093,847
CLP Holdings Ltd.	1,757,000	15,122,724
Hang Seng Bank Ltd.	1,115,100	18,893,663
HKT Trust and HKT Ltd.[b]	2,079,349	2,533,764
Hong Kong and China Gas Co. Ltd. (The)	1,016,384	2,372,157
Link REIT (The)	1,849,500	10,862,998
MTR Corp. Ltd.	2,602,248	10,603,342
Power Assets Holdings Ltd.	1,448,500	13,980,326
Sun Hung Kai Properties Ltd.	189,599	2,826,187
Swire Pacific Ltd. Class A	229,000	3,003,056

		103,707,940
IRELAND — 0.85%
Kerry Group PLC Class A	109,053	7,404,118
Ryanair Holdings PLC SP ADR[a]	49,019	2,722,515

		10,126,633
ISRAEL — 1.45%
Bank Hapoalim BM	1,235,287	6,299,394
Bank Leumi le-Israel BMa,b	537,123	1,906,309
Mizrahi Tefahot Bank Ltd.[a]	219,051	2,415,481
NICE-Systems Ltd.	24,948	988,710
Teva Pharmaceutical Industries Ltd.	104,525	5,787,805

		17,397,699
ITALY — 0.05%
Snam SpA	111,699	603,175

		603,175
JAPAN — 25.66%
ABC-MART Inc.	46,400	2,628,250
Ajinomoto Co. Inc.	189,000	3,545,489
ANA Holdings Inc.[b]	2,034,000	4,670,190
Aozora Bank Ltd.	554,000	1,932,242
Asahi Group Holdings Ltd.	37,800	1,155,529
Astellas Pharma Inc.	382,000	5,789,376
Bank of Yokohama Ltd. (The)	1,188,000	6,753,601
Benesse Holdings Inc.	113,400	3,535,373
Calbee Inc.	56,700	1,972,526
Canon Inc.	37,800	1,142,716
Central Japan Railway Co.	4,100	603,635

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

Chiba Bank Ltd. (The)	945,000	$6,591,945
Chugai Pharmaceutical Co. Ltd.	94,500	2,878,707
Chugoku Bank Ltd. (The)	221,900	3,234,330
Daito Trust Construction Co. Ltd.	23,800	2,935,061
Daiwa House Industry Co. Ltd.	113,400	2,107,568
East Japan Railway Co.	94,500	7,287,387
Eisai Co. Ltd.	264,600	10,151,595
Electric Power Development Co. Ltd.	18,900	654,137
FamilyMart Co. Ltd.	103,400	4,086,009
Gunma Bank Ltd. (The)	88,000	539,280
Hisamitsu Pharmaceutical Co. Inc.	18,900	622,104
Iyo Bank Ltd. (The)	147,900	1,550,176
Japan Airlines Co. Ltd.	222,600	5,933,088
Japan Prime Realty Investment Corp.	739	2,702,734
Japan Real Estate Investment Corp.	1,512	8,200,312
Japan Retail Fund Investment Corp.	1,890	3,771,402
Japan Tobacco Inc.	18,900	634,917
Kamigumi Co. Ltd.	84,000	796,503
Kao Corp.	92,400	3,547,886
KDDI Corp.	37,800	2,436,154
Kyowa Hakko Kirin Co. Ltd.	106,000	1,202,730
Lawson Inc.	102,400	6,859,855
McDonald’s Holdings Co. (Japan) Ltd.[b]	113,400	2,751,421
Miraca Holdings Inc.	73,900	3,052,112
Mitsubishi Tanabe Pharma Corp.	415,800	6,227,449
Mizuho Financial Group Inc.	1,323,000	2,360,287
Nagoya Railroad Co. Ltd.	567,000	2,397,377
Nippon Building Fund Inc.	760	4,216,761
Nippon Prologis REIT Inc.	2,646	6,106,063
Nippon Telegraph and Telephone Corp.	184,900	11,367,297
Nissin Foods Holdings Co. Ltd.	75,600	3,951,795
Nitori Holdings Co. Ltd.	124,400	7,823,202
Nomura Research Institute Ltd.	37,800	1,223,978
NTT DOCOMO Inc.	907,200	15,068,074
Oracle Corp. Japan	37,800	1,439,775
Oriental Land Co. Ltd.	89,200	18,881,549
Osaka Gas Co. Ltd.	756,000	2,973,962
Otsuka Holdings Co. Ltd.	351,400	12,154,262
PARK24 Co. Ltd.	170,100	2,541,524
Sankyo Co. Ltd.	86,400	3,105,945
Santen Pharmaceutical Co. Ltd.	37,800	2,211,926
Secom Co. Ltd.	73,900	4,450,282
Seven Bank Ltd.	166,400	682,788
Shimamura Co. Ltd.	39,500	3,407,208
Shionogi & Co. Ltd.	113,400	2,884,945
Suntory Beverage & Food Ltd.	147,900	5,244,213
Suruga Bank Ltd.	132,300	2,703,709
Suzuken Co. Ltd.	55,400	1,459,806
Takeda Pharmaceutical Co. Ltd.	332,900	14,267,143
Tobu Railway Co. Ltd.	567,000	2,827,287
Tokyo Gas Co. Ltd.	1,196,000	6,783,077
TonenGeneral Sekiyu K.K.	378,000	3,280,799
Toyo Suisan Kaisha Ltd.	50,600	1,730,975
Unicharm Corp.	167,800	3,852,043
United Urban Investment Corp.	3,213	5,018,476
USS Co. Ltd.	388,400	6,024,955
West Japan Railway Co.	258,900	12,228,496
Yamato Holdings Co. Ltd.	277,400	5,838,502
Yamazaki Baking Co. Ltd.	189,000	2,313,082

		307,305,352

Security	Shares	Value

LUXEMBOURG — 0.22%
Altice SAa	43,281	$2,694,529

		2,694,529
NETHERLANDS — 0.86%
Unilever NV CVA	247,590	9,599,313
Ziggo NV	13,424	655,686

		10,254,999
NEW ZEALAND — 0.37%
Auckland International Airport Ltd.	1,320,058	3,974,000
Ryman Healthcare Ltd.	82,315	486,009

		4,460,009
NORWAY — 0.62%
Statoil ASA	151,200	3,426,693
Telenor ASA	179,264	4,025,540

		7,452,233
SINGAPORE — 4.58%
ComfortDelGro Corp. Ltd.	739,000	1,517,667
DBS Group Holdings Ltd.	945,000	13,585,064
Oversea-Chinese Banking Corp. Ltd.[b]	1,451,499	11,167,114
Singapore Airlines Ltd.	952,000	7,331,622
Singapore Press Holdings Ltd.[b]	1,172,000	3,902,108
Singapore Telecommunications Ltd.	2,959,000	8,700,910
StarHub Ltd.	1,109,000	3,562,948
United Overseas Bank Ltd.[b]	287,000	5,134,967

		54,902,400
SWITZERLAND — 13.57%
Barry Callebaut AG Registered	4,347	4,548,214
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	1,134	5,686,201
Chocoladefabriken Lindt & Sprugli AG Registered	189	11,316,042
EMS-Chemie Holding AG Registered	4,258	1,529,642
Givaudan SA Registered[a]	8,694	14,480,214
Kuehne & Nagel International AG Registered	25,535	3,321,712
Nestle SA Registered	226,800	16,589,662
Novartis AG Registered	202,230	18,763,717
Partners Group Holding AG	15,546	4,131,009
Roche Holding AG Genusschein	60,500	17,833,498
Schindler Holding AG Registered	5,002	676,669
SGS SA Registered	3,699	8,117,085
Swiss Prime Site AG Registered	103,572	7,866,500
Swiss Re AG	184,653	14,907,307
Swisscom AG Registered	29,484	17,354,342
Syngenta AG Registered	20,347	6,295,742
Zurich Insurance Group AG	30,051	9,079,776

		162,497,332
UNITED KINGDOM — 22.68%
Admiral Group PLC	59,563	1,272,146
Associated British Foods PLC	63,077	2,779,163
AstraZeneca PLC	173,502	12,611,711
Babcock International Group PLC	173,144	3,033,197
BP PLC	1,533,924	11,018,670

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

British American Tobacco PLC	217,350	$12,333,883
British Sky Broadcasting Group PLC	654,885	9,282,774
Bunzl PLC	112,455	3,049,492
Capita PLC	143,728	2,522,476
Centrica PLC	2,707,992	13,105,444
Compass Group PLC	988,848	15,914,995
Diageo PLC	345,114	10,148,155
Direct Line Insurance Group PLC	927,612	4,095,948
G4S PLC	270,623	1,106,202
GlaxoSmithKline PLC	662,445	15,022,834
HSBC Holdings PLC	820,449	8,394,042
Imperial Tobacco Group PLC	154,642	6,707,118
Intertek Group PLC	86,940	3,786,054
J Sainsbury PLC	838,026	3,291,455
Land Securities Group PLC	96,373	1,706,797
Marks & Spencer Group PLC	312,984	2,036,457
National Grid PLC	1,215,648	18,009,341
Next PLC	75,600	7,795,136
Reckitt Benckiser Group PLC	211,680	17,779,442
Reed Elsevier PLC	597,851	9,822,960
Rexam PLC	260,064	1,980,460
Royal Dutch Shell PLC Class A	193,943	6,936,298
Royal Dutch Shell PLC Class B	385,938	14,278,358
Shire PLC	12,023	800,752
Smith & Nephew PLC	440,619	7,451,045
SSE PLC	690,606	17,666,796
Tesco PLC	539,406	1,498,113
Unilever PLC	309,393	12,443,849
United Utilities Group PLC	261,387	3,573,346
Vodafone Group PLC	2,527,875	8,383,664

		271,638,573

TOTAL COMMON STOCKS
(Cost: $1,132,373,215)		1,192,624,546

SHORT-TERM INVESTMENTS — 1.23%

MONEY MARKET FUNDS — 1.23%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	13,811,369	13,811,369
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	798,827	798,827

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	169,642	$169,642

		14,779,838

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,779,838)		14,779,838

TOTAL INVESTMENTS IN SECURITIES — 100.81%
(Cost: $1,147,153,053)		1,207,404,384
Other Assets, Less Liabilities — (0.81)%		(9,760,425)

NET ASSETS — 100.00%		$1,197,643,959

FDR	— Fiduciary Depositary Receipts
SP ADR	— Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

141

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.11%

AUSTRALIA — 6.55%
Abacus Property Group	430,908	$1,022,674
Adelaide Brighton Ltd.	1,083,086	3,198,831
AET&D Holdings No. 1 Pty Ltd.[a]	169,200	2
Ainsworth Game Technology Ltd.	221,667	590,381
Amcom Telecommunications Ltd.	312,949	613,434
Ansell Ltd.	369,921	6,467,446
APN News & Media Ltd.[a]	1,890,273	1,246,163
Aquarius Platinum Ltd.[a,b]	3,560,747	954,619
ARB Corp. Ltd.[b]	114,309	1,318,267
Ardent Leisure Group	745,044	2,049,818
Aristocrat Leisure Ltd.	1,032,462	5,817,296
Arrium Ltd.	6,212,544	1,829,377
Astro Japan Property Trust	377,951	1,461,764
Atlas Iron Ltd.[b]	497,043	146,362
Ausdrill Ltd.	621,153	324,866
Australian Agricultural Co. Ltd.[a]	1,196,356	1,472,236
Automotive Holdings Group	347,275	1,163,021
Aveo Group	750,427	1,365,425
AWE Ltd.[a,b]	1,436,931	2,210,360
BC Iron Ltd.	226,777	214,287
Beach Energy Ltd.	2,771,979	2,838,605
Beadell Resources Ltd.[a,b]	1,914,210	429,061
Bentham IMF Ltd.	417,752	752,769
Billabong International Ltd.[a]	1,171,099	684,549
BlueScope Steel Ltd.[a]	1,133,616	5,231,356
Bradken Ltd.	378,059	1,282,732
Breville Group Ltd.	139,494	835,010
BT Investment Management Ltd.	92,393	507,584
Buru Energy Ltd.[a,b]	353,496	211,292
BWP Trust	894,301	1,980,949
Cabcharge Australia Ltd.	228,237	991,065
Cardno Ltd.	257,205	1,254,762
carsales.com Ltd.	374,301	3,500,674
Challenger Ltd.	1,018,980	6,207,088
Charter Hall Group	219,112	841,660
Charter Hall Retail REIT	624,861	2,235,460
Cover-More Group Ltd.	482,754	933,550
Credit Corp. Group Ltd.	114,674	974,721
Cromwell Group	2,608,030	2,269,535
CSR Ltd.	812,509	2,463,975
Cudeco Ltd.[a,b]	356,051	433,462
Decmil Group Ltd.	354,592	554,802
Domino’s Pizza Enterprises Ltd.	111,913	2,663,902
Downer EDI Ltd.	899,602	3,748,157
Drillsearch Energy Ltd.[a,b]	900,141	929,689
DUET Group	2,757,509	5,962,674
DuluxGroup Ltd.	599,618	2,819,795
Echo Entertainment Group Ltd.	1,030,617	3,442,468
Energy Resources of Australia Ltd.[a,b]	792,801	895,481
Energy World Corp. Ltd.[a,b]	2,071,353	637,252
Evolution Mining Ltd.	1,325,923	699,292
Fairfax Media Ltd.	3,909,117	2,800,434
FlexiGroup Ltd.	447,698	1,408,826
G.U.D Holdings Ltd.	177,121	1,114,736
G8 Education Ltd.	426,528	1,870,842
GDI Property Group	916,217	696,632

Security	Shares	Value

Goodman Fielder Ltd.	3,317,910	$1,866,524
GrainCorp Ltd. Class A	444,565	3,423,170
Greencross Ltd.	83,370	630,227
GWA Group Ltd.	449,523	1,078,707
Hills Ltd.	574,417	674,059
Horizon Oil Ltd.[a,b]	3,019,561	782,988
iiNET Ltd.	313,437	2,204,090
Independence Group NL	452,536	1,805,918
Investa Office Fund	1,534,850	4,802,916
Invocare Ltd.	204,496	2,176,797
IOOF Holdings Ltd.	573,687	4,553,568
Iress Ltd.	203,766	1,767,819
Jacana Minerals Ltd.	52,408	10,749
JB Hi-Fi Ltd.[b]	216,557	2,971,421
Karoon Gas Australia Ltd.[a,b]	475,819	1,233,823
M2 Group Ltd.[b]	290,319	2,003,245
MACA Ltd.	465,234	535,713
Macquarie Atlas Roads Group	616,773	1,642,695
Magellan Financial Group Ltd.	189,896	2,241,717
Mayne Pharma Group Ltd.[a]	774,533	517,419
McMillan Shakespeare Ltd.	102,748	963,667
Medusa Mining Ltd.[a]	532,791	278,653
Mermaid Marine Australia Ltd.	707,341	1,156,461
Mesoblast Ltd.[a,b]	305,284	1,127,048
Metals X Ltd.[a]	3,287,964	606,926
Mineral Resources Ltd.	217,287	1,623,460
Monadelphous Group Ltd.[b]	148,339	1,632,483
Mount Gibson Iron Ltd.	1,707,905	675,562
Myer Holdings Ltd.[b]	1,161,244	1,980,224
Navitas Ltd.	320,995	1,489,777
NEXTDC Ltd.[a]	459,029	802,938
Nine Entertainment Co. Holdings Ltd.	479,834	868,855
Northern Star Resources Ltd.	951,273	919,786
NRW Holdings Ltd.	718,291	476,690
Nufarm Ltd.	356,416	1,550,784
Orora Ltd.	1,715,189	2,615,776
OZ Minerals Ltd.	547,391	1,862,077
OzForex Group Ltd.	356,416	783,224
Pacific Brands Ltd.	2,616,439	1,080,930
Pact Group Holdings Ltd.	251,248	843,636
Paladin Energy Ltd.[a,b]	2,014,633	575,531
PanAust Ltd.	1,014,600	1,525,036
Perpetual Ltd.	70,480	2,877,668
Platinum Asset Management Ltd.	270,228	1,560,575
Premier Investments Ltd.	164,330	1,547,018
Primary Health Care Ltd.	954,718	3,902,268
Programmed Maintenance Services Ltd.	364,081	825,671
Qube Logistics Holdings Ltd.	704,786	1,517,792
RCR Tomlinson Ltd.	269,498	644,338
Recall Holdings Ltd.	609,978	3,099,068
Regis Resources Ltd.[b]	802,638	973,616
Reject Shop Ltd. (The)[b]	97,138	706,982
Resolute Mining Ltd.[a]	1,941,966	546,236
Roc Oil Co. Ltd.[a]	3,036,478	1,841,655
SAI Global Ltd.	449,981	1,605,866
Sandfire Resources NL	172,725	851,740
Senex Energy Ltd.[a,b]	1,871,124	879,924
Seven West Media Ltd.	1,245,956	1,878,261
Shopping Centres Australasia Property Group	546,296	869,152
Sigma Pharmaceuticals Ltd.	3,173,306	2,161,736
Silex Systems Ltd.[a,b]	450,618	229,734
Sims Metal Management Ltd.[b]	281,178	2,753,313
Sirius Resources NLa,b	429,083	1,169,209
Sirtex Medical Ltd.	115,769	2,644,768

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Skilled Group Ltd.	432,831	$875,055
Slater & Gordon Ltd.	303,824	1,631,745
SMS Management & Technology Ltd.	237,362	817,874
Southern Cross Media Group Ltd.	1,469,797	1,266,113
Spark Infrastructure Group	2,421,108	4,043,494
Steadfast Group Ltd.	1,519,104	1,969,557
STW Communications Group Ltd.	1,288,418	1,279,747
Sundance Energy Australia Ltd.[a,b]	1,009,689	1,033,957
Super Retail Group Ltd.	230,947	1,488,008
Syrah Resources Ltd.[a,b]	170,535	553,132
Tassal Group Ltd.	717,533	2,333,633
Ten Network Holdings Ltd.[a,b]	3,725,426	720,423
Tiger Resources Ltd.[a]	2,603,650	595,038
Tox Free Solutions Ltd.	235,902	501,806
Transfield Services Ltd.[a]	1,095,147	1,829,006
Transpacific Industries Group Ltd.	2,726,703	2,157,096
UGL Ltd.[a]	408,627	2,499,916
UXC Ltd.	857,420	625,548
Veda Group Ltd.	329,755	663,767
Village Roadshow Ltd.	107,374	662,560
Virtus Health Ltd.	183,691	1,202,910
Vocation Ltd.	261,103	210,001
Western Areas NL	359,773	1,372,484
Western Desert Resources Ltd.[a]	1,071,750	9
Whitehaven Coal Ltd.[a,b]	1,438,391	1,915,484
Wotif.com Holdings Ltd.	305,284	813,085

		231,082,597
AUSTRIA — 0.91%
ams AG	117,344	4,194,123
Austria Technologie & Systemtechnik AG	30,784	355,917
BUWOG AGa	48,942	903,236
C.A.T. oil AG	33,596	639,805
CA Immobilien Anlagen AGa	113,214	2,166,696
conwert Immobilien Invest SE	208,876	2,313,174
EVN AG	49,469	625,995
Kapsch TrafficCom AGa	4,933	103,741
Lenzing AGb	14,788	852,468
Oesterreichische Post AG	92,393	4,505,928
RHI AG	79,983	2,048,809
S IMMO AG	534,981	4,118,858
Schoeller-Bleckmann Oilfield Equipment AG	30,859	2,661,578
UNIQA Insurance Group AG	199,386	2,219,819
Wienerberger AG	253,073	3,059,776
Zumtobel Group AG	79,253	1,396,600

		32,166,523
BELGIUM — 1.46%
Ackermans & van Haaren NV	80,348	10,015,464
Agfa-Gevaert NVa	452,078	1,139,614
Arseus NV	52,592	2,101,972
Barco NV	39,822	2,933,709
Befimmo SA	38,357	2,955,536
bpost SA	73,048	1,808,015
Cofinimmo SA	42,007	4,875,698
Compagnie d’Entreprises CFE SA	4,761	514,665
Compagnie Maritime Belge SA	41,809	817,691
Econocom Group SA/NV	107,009	691,139
Elia System Operator SA	78,888	3,910,063
Euronav SAa	93,123	985,894
EVS Broadcast Equipment SA	29,034	939,611
Galapagos NVa	80,870	1,128,728

Security	Shares	Value

Intervest Offices & Warehouses NV	56,607	$1,563,851
KBC Ancora SCA[a]	60,622	1,753,383
Melexis NV	21,551	982,711
Mobistar SAa	44,927	962,543
NV Bekaert SA	68,287	2,143,198
Nyrstar NVa	741,060	2,497,596
RHJ International SAa	243,158	1,325,849
SA D’Ieteren NV	37,627	1,361,722
Tessenderlo Chemie NVa	83,268	2,157,472
ThromboGenics NVa,b	65,367	574,681
Viohalco SAa,b	157,030	506,220
Warehouses De Pauw SCA	12,791	913,313

		51,560,338
CHINA — 0.00%
Hopewell Highway Infrastructure Ltd.	18,450	8,898

		8,898
DENMARK — 1.92%
ALK-Abello A/S	29,575	3,330,445
Alm. Brand A/Sa	159,748	871,228
Amagerbanken A/Sa	130,550	—
Auriga Industries A/S Class Ba	39,483	2,037,005
Bang & Olufsen A/S Class Ba,b	132,924	1,029,231
Bavarian Nordic A/Sa	67,557	2,092,375
Christian Hansen Holding A/S	174,395	7,015,899
D/S Norden A/Sb	60,435	1,586,955
FLSmidth & Co. A/Sb	104,073	4,712,396
Genmab A/Sa	77,220	3,365,219
GN Store Nord A/S	390,742	9,089,700
IC Group A/S	18,996	486,023
Jyske Bank A/S Registered[a]	111,321	5,996,233
Matas A/S	36,163	794,377
NKT Holding A/S	67,922	3,520,234
Rockwool International A/S Class B	10,966	1,595,749
Royal Unibrew A/Sa	22,646	3,697,555
Schouw & Co. A/S	29,946	1,325,702
SimCorp A/S	96,408	2,904,809
Solar Holdings A/S Class B	15,153	701,427
Spar Nord Bank AS	88,378	892,579
Sydbank A/Sa	162,298	5,146,897
Topdanmark A/Sa	138,106	4,393,653
United International Enterprises Ltd.	6,221	1,107,892

		67,693,583
FINLAND — 1.36%
Amer Sports OYJ Class A	246,492	4,715,833
Cargotec Corp. OYJ Class Bb	57,827	1,740,284
Caverion Corp.	259,643	2,085,217
Citycon OYJ	976,579	3,156,775
Cramo OYJ	49,307	717,228
HKScan OYJ Class A	58,247	247,394
Huhtamaki OYJ	216,557	5,486,179
Kemira OYJ	101,841	1,314,245
Kesko OYJ Class B	92,468	3,501,084
Konecranes OYJ[b]	124,164	3,470,658
Metsa Board OYJ Class B	203,036	905,607
Outokumpu OYJ[a,b]	387,695	2,188,759
Outotec OYJ[b]	333,770	2,205,903
Ramirent OYJ	108,621	865,541
Sanitec Corp.	83,268	1,066,132

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Sanoma OYJ	124,529	$715,831
Sponda OYJ	246,864	1,128,931
Stockmann OYJ Abp Class Bb	39,984	442,347
Technopolis OYJ	228,360	1,158,755
Tieto OYJ	174,185	4,410,559
Uponor OYJ	169,440	2,250,289
Valmet OYJ	201,941	2,132,891
YIT OYJ[b]	291,779	1,944,833

		47,851,275
FRANCE — 3.52%
Albioma SA	73,048	1,582,413
ALTEN	37,081	1,585,174
Altran Technologies SA	356,416	3,498,749
Aperam[a]	93,853	2,695,716
Belvedere SAa	57,337	800,270
Beneteau SAa	121,244	1,792,499
Boiron SA	6,586	585,534
BOURBON SAb	122,379	3,173,904
CGG[a,b]	239,481	1,382,611
Club Mediterranee SAa	102,248	2,881,117
Compagnie Plastic Omnium SA	100,628	2,287,034
Derichebourg	387,822	971,805
Eiffage SA	60,667	3,221,672
Etablissements Maurel et Prom[a]	208,146	2,489,726
Euler Hermes Group	20,106	1,968,914
Eurofins Scientific SE	20,456	5,168,155
Faurecia	107,009	3,457,707
GameLoft SAa	127,224	653,536
Genfit[a,b]	25,092	1,285,805
Groupe Fnac[a]	18,631	780,816
Haulotte Group	120,149	1,813,944
Havas SA	814,699	6,583,752
Ingenico SA	90,580	9,018,869
Innate Pharma SAa	73,778	679,408
Ipsen SA	46,387	2,280,562
Ipsos SA	59,272	1,536,850
Jacquet Metal Service SA	103,343	1,763,497
Korian-Medica	52,227	1,889,115
M6-Metropole Television	70,112	1,212,678
Mercialys	31,771	701,579
Montupet[b]	13,521	1,048,107
MPI	262,331	1,094,487
Neopost SA	59,187	4,108,952
Nexans SAa	69,747	2,127,413
Nexity	70,112	2,515,834
Orpea SA	102,613	6,252,061
Parrot SAa	23,543	446,585
Rubis SCA	53,958	3,172,656
Saft Groupe SA	84,728	2,515,891
Sartorius Stedim Biotech SA	5,491	1,000,993
SEB SA	58,067	4,749,989
Societe Television Francaise 1	195,736	2,909,746
Soitec SAa,b	473,677	1,175,071
Solocal Group[a]	1,631,937	1,001,881
Sopra Group SA	16,974	1,271,963
Tarkett SA	28,121	810,179
Technicolor SA Registered[a]	754,077	4,447,096
Teleperformance SA	133,654	8,416,296
Ubisoft Entertainment SAa	151,334	2,736,021
Vicat SA	18,756	1,282,127

Security	Shares	Value

Virbac SA	6,251	$1,397,599

		124,224,358
GERMANY — 5.65%
Aareal Bank AG	82,903	3,549,211
ADVA Optical Networking SEa,b	169,593	607,702
AIXTRON SEa,b	216,684	2,636,376
Alstria Office REIT AG	104,073	1,290,109
Aurelius AG	29,946	1,040,037
Aurubis AG	93,488	4,871,485
Balda AG	147,600	506,703
Bechtle AG	19,757	1,534,968
Bertrandt AG	16,441	2,147,439
Bilfinger Berger SE	100,058	6,452,419
Borussia Dortmund GmbH & Co. KGaA	245,757	1,300,300
CANCOM SEb	22,646	924,540
Carl Zeiss Meditec AG Bearer	54,847	1,475,716
CENTROTEC Sustainable AG	31,589	510,950
CompuGroup Medical AG	43,467	996,615
CTS Eventim AG & Co. KGaA	78,158	2,060,325
Delticom AGb	15,036	313,192
Deutsche EuroShop AG	53,687	2,398,987
DEUTZ AG	250,518	1,125,553
Dialog Semiconductor PLC[a]	119,717	4,112,821
DMG MORI SEIKI AG	142,065	3,624,834
DO Deutsche Office AGa	183,760	669,978
Draegerwerk AG & Co. KGaA	7,508	620,847
Drillisch AGb	78,523	2,724,184
Duerr AG	43,832	3,068,220
ElringKlinger AG	92,393	2,819,316
Evotec AGa,b	153,745	564,205
Freenet AG	250,518	6,555,261
GAGFAH SAa	421,398	7,866,749
Gerresheimer AG	73,778	4,099,096
Gerry Weber International AG	36,196	1,452,560
Gesco AG	9,521	840,746
Heidelberger Druckmaschinen AGa,b	562,789	1,432,096
Indus Holding AG	28,151	1,290,720
Jenoptik AG	52,592	600,742
KION Group AGb	40,964	1,489,417
Kloeckner & Co. SEa	231,887	2,722,569
Kontron AGa	258,183	1,491,879
Krones AG	20,211	1,935,389
KUKA AGb	97,893	6,150,907
KWS Saat AG	3,301	1,075,314
LEG Immobilien AG	105,903	7,304,360
LEONI AG	75,603	4,324,107
LPKF Laser & Electronics AGb	41,642	531,385
MLP AG	215,231	1,092,135
MorphoSys AGa	55,512	5,267,098
MTU Aero Engines Holding AG	114,309	10,006,628
Nordex SEa,b	123,069	2,078,524
NORMA Group SE	56,972	2,662,840
PATRIZIA Immobilien AGa	90,076	1,215,462
Pfeiffer Vacuum Technology AG	16,461	1,279,513
QSC AGb	294,462	568,155
R Stahl AG	11,918	590,563
Rational AG	5,156	1,613,051
Rheinmetall AG	87,648	3,761,137
Rhoen Klinikum AGb	205,226	6,114,498
SAF-Holland SA	81,443	1,017,543
Salzgitter AG	61,412	1,847,404
SGL Carbon SEa,b	84,728	1,309,962

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

SMA Solar Technology AGa,b	16,806	$417,335
Software AGb	143,525	3,604,543
Stada Arzneimittel AG	138,034	5,317,128
Stoeer Media SE	46,556	1,060,148
Suedzucker AGb	116,134	1,614,371
Symrise AG	272,053	15,295,883
TAG Immobilien AG	182,231	2,130,657
Takkt AG	44,927	699,955
Tom Tailor Holding AGa	39,452	552,621
TUI AG	262,928	4,012,367
Vossloh AG	28,121	1,617,186
Wacker Chemie AG	27,426	3,306,660
Wacker Neuson SE	48,212	935,973
Wincor Nixdorf AGb	76,698	3,519,958
Wirecard AG	238,457	8,531,174
XING AG	10,601	1,123,657

		199,274,458
GREECE — 0.00%
Bank of Cyprus PCL[a]	2,140,177	27

		27
HONG KONG — 2.76%
Bonjour Holdings Ltd.	4,036,000	510,016
Brightoil Petroleum (Holdings) Ltd.[a,b]	6,221,512	1,981,527
Cafe de Coral Holdings Ltd.	1,476,000	5,291,005
Champion REIT	8,062,000	3,555,297
China LNG Group Ltd.[b]	5,535,000	1,170,492
China Public Procurement Ltd.[a,b]	16,124,000	561,363
Chow Sang Sang Holdings International Ltd.[b]	738,000	1,823,303
Citic Telecom International Holdings Ltd.	2,571,000	1,024,395
CK Life Sciences International (Holdings) Inc.	9,868,000	1,043,398
CSI Properties Ltd.	22,060,000	952,922
CST Mining Group Ltd.[a]	88,416,000	501,638
Dah Sing Banking Group Ltd.[b]	738,000	1,339,880
Dah Sing Financial Holdings Ltd.	147,600	919,264
Dickson Concepts International Ltd.	1,285,500	674,642
Emperor Watch & Jewellery Ltd.[b]	11,070,000	506,737
Esprit Holdings Ltd.[b]	3,880,800	4,859,007
FIH Mobile Ltd.[a,b]	5,126,000	2,729,830
G-Resources Group Ltd.[a,b]	65,750,400	1,610,864
Giordano International Ltd.	3,690,000	1,879,449
Global Brands Group Holding Ltd.[a]	11,460,000	2,541,675
Great Eagle Holdings Ltd.	369,000	1,241,864
Hilong Holding Ltd.[b]	1,476,000	483,423
Hong Kong Television Network Ltd.[a]	2,571,000	1,021,080
Hopewell Holdings Ltd.[b]	511,000	1,812,010
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	5,166,000	2,058,353
I.T Ltd.	738,000	221,727
IGG Inc.[b]	1,107,000	532,431
IRC Ltd.[a]	2,952,000	228,389
Johnson Electric Holdings Ltd.[b]	1,008,750	3,414,443
K. Wah International Holdings Ltd.[b]	2,583,000	1,618,705
Kerry Logistics Network Ltd.	740,000	1,204,198
Lai Sun Development Co. Ltd.[a,b]	49,307,665	1,271,603
Luk Fook Holdings International Ltd.	738,000	2,202,999
Macau Legend Development Ltd.[a,b]	2,952,000	1,484,526
Man Wah Holdings Ltd.	513,600	768,228
Melco International Development Ltd.[b]	1,845,000	4,996,003
Midland Holdings Ltd.[a,b]	2,952,000	1,450,268
Neo-Neon Holdings Ltd.[a,b]	2,113,500	340,659
Newocean Energy Holdings Ltd.[b]	2,214,000	1,042,023

Security	Shares	Value

Orient Overseas International Ltd.	369,000	$2,100,700
Pacific Basin Shipping Ltd.	4,761,000	2,289,887
Pacific Textile Holdings Ltd.[b]	738,000	989,684
Paradise Entertainment Ltd.[b]	1,476,000	610,940
Playmates Toys Ltd.[b]	1,476,000	344,486
Prosperity REIT	4,761,000	1,590,029
Sa Sa International Holdings Ltd.[b]	1,476,000	1,020,136
Samson Holding Ltd.	3,301,000	429,906
Shun Tak Holdings Ltd.[b]	2,952,000	1,503,559
Singamas Container Holdings Ltd.	3,682,000	636,203
SITC International Holdings Co. Ltd.[b]	2,206,000	1,174,796
SmarTone Telecommunications Holding Ltd.[b]	738,000	948,765
SPT Energy Group Inc.[b]	1,476,000	466,294
Stella International Holdings Ltd.[b]	738,000	2,117,354
Summit Ascent Holdings Ltd.[a,b]	1,476,000	635,682
Television Broadcasts Ltd.	518,500	2,838,138
Texwinca Holdings Ltd.	1,476,000	1,294,203
Town Health International Medical Group Ltd.[b]	5,904,000	913,555
Trinity Ltd.	2,952,000	711,811
Truly International Holdings Ltd.	2,214,000	1,124,814
United Photovoltaics Group Ltd.[a,b]	2,952,000	384,454
Value Partners Group Ltd.[b]	1,476,000	1,111,492
VST Holdings Ltd.	2,478,000	856,334
VTech Holdings Ltd.[b]	369,000	4,620,113
Xinyi Glass Holdings Co. Ltd.[b]	3,690,000	2,179,209
Xinyi Solar Holdings Ltd.[b]	4,834,000	1,639,341

		97,401,521
IRELAND — 0.85%
C&C Group PLC	842,812	3,752,880
FBD Holdings PLC	130,734	2,211,255
Glanbia PLC	293,728	4,143,815
Hibernia REIT PLC[a]	343,805	473,829
Kingspan Group PLC	201,576	3,151,882
Paddy Power PLC	102,978	7,509,033
Smurfit Kappa Group PLC	424,338	8,756,329

		29,999,023
ISRAEL — 1.01%
Africa Israel Investments Ltd.[a]	119,191	187,563
Africa Israel Properties Ltd.	46,022	659,173
Airport City Ltd.[a]	125,259	1,128,239
AL-ROV (Israel) Ltd.[a]	18,304	534,279
Alony Hetz Properties & Investments Ltd.	133,654	886,680
Alrov Properties and Lodgings Ltd.[a]	19,915	406,754
Amot Investments Ltd.	225,091	705,097
Bayside Land Corp. Ltd.	2,206	580,627
Cellcom Israel Ltd.	80,348	813,120
Clal Insurance Enterprises Holdings Ltd.[a]	13,886	220,968
Delek Automotive Systems Ltd.	35,604	359,467
Discount Investment Corp. Ltd. Registered[a]	134,384	912,075
Elbit Systems Ltd.	22,646	1,362,641
Electra (Israel) Ltd.	5,298	681,441
EZchip Semiconductor Ltd.[a]	48,129	978,697
Frutarom	105,903	2,634,660
Gazit Globe Ltd.	103,343	1,209,324
Harel Insurance Investments & Financial Services Ltd.	135,114	677,262
Israel Discount Bank Ltd. Class Aa	885,433	1,414,125
Ituran Location and Control Ltd.	79,253	1,593,001
Jerusalem Economy Ltd.	43,640	314,254
Jerusalem Oil Exploration Ltd.[a]	48,943	1,925,447
Kamada Ltd.[a,b]	62,447	254,728

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

MATRIX IT Ltd.	172,148	$888,769
Melisron Ltd.	51,862	1,362,025
Menorah Mivtachim Holdings Ltd.	51,661	550,052
Migdal Insurance & Financial Holdings Ltd.	129,028	172,899
Naphtha Israel Petroleum Corp. Ltd.[a]	249,424	1,624,459
Nitsba Holdings (1995) Ltd.[a]	61,380	892,741
Norstar Holdings Inc.	34,144	838,723
Oil Refineries Ltd.[a]	1,552,810	501,567
Ormat Industries Ltd.	84,520	571,638
Osem Investment Ltd.	62,082	1,197,442
Partner Communications Co. Ltd.[a]	129,639	853,549
Paz Oil Co. Ltd.	6,586	937,756
Plasson Industries Ltd.	24,289	889,583
Plus500 Ltd.[b]	76,333	623,429
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	27,756	1,238,317
Shikun & Binui Ltd.	323,550	735,399
Shufersal Ltd.	214,859	531,128
Strauss Group Ltd.	56,607	915,265
Tower Semiconductor Ltd.[a]	1	3

		35,764,366
ITALY — 3.20%
A2A SpA	2,324,662	2,325,687
ACEA SpA	51,132	625,258
Ansaldo STS SpA	183,007	2,100,292
Arnoldo Mondadori Editore SpA[a,b]	987,059	813,740
Autogrill SpA[a]	181,136	1,225,505
Azimut Holding SpA	259,278	6,055,195
Banca Carige SpA[a,b]	10,944,171	915,959
Banca Generali SpA	112,849	2,990,368
Banca Popolare dell’Emilia Romagna SCa	952,880	7,246,753
Banca Popolare di Milano Scrl[a]	7,681,644	5,764,977
Banca Popolare di Sondrio Scrl	881,172	3,526,242
Beni Stabili SpA SIIQ	3,111,224	2,141,981
Brembo SpA	38,722	1,282,247
Buzzi Unicem SpA	243,932	3,291,555
CIR SpA[a]	2,082,190	2,084,413
Credito Valtellinese SCa	2,098,250	2,167,527
Danieli & C. Officine Meccaniche SpA RNC	184,056	3,320,695
Davide Campari-Milano SpA	824,189	5,922,115
De’Longhi SpA	82,538	1,611,157
DiaSorin SpA[b]	49,672	1,919,299
EI Towers SpA[a]	24,629	1,234,307
ERG SpA	163,235	1,870,310
Gruppo Editoriale L’Espresso SpA[a,b]	681,775	728,629
GTECH SpA[b]	111,754	2,600,109
Hera SpA	1,721,394	4,529,144
Immsi SpA[a]	977,188	599,672
Indesit Co. SpA[a]	46,387	637,558
Interpump Group SpA	141,331	1,841,566
Iren SpA	624,073	752,971
Italcementi SpA	207,012	1,181,669
Juventus Football Club SpA[a]	3,380,034	935,478
Maire Tecnimont SpA[a,b]	189,166	402,437
Marr SpA	214,367	3,413,658
Mediaset SpA[a]	1,444,612	4,821,720
Mediolanum SpA	451,348	3,033,876
Moncler SPA	177,486	2,459,438
Piaggio & C. SpA[a,b]	219,112	611,643
Recordati SpA	335,595	5,802,446
Reply SpA	23,011	1,695,233
Safilo Group SpA[a,b]	53,026	717,512
Salvatore Ferragamo SpA	81,567	1,925,360

Security	Shares	Value

Saras SpA[a]	564,562	$575,775
Societa Cattolica di Assicurazioni Scrl[b]	197,293	3,052,778
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA[b]	12,426	443,859
Sogefi SpA[a]	195,165	507,628
Sorin SpA[a]	677,030	1,513,280
Tod’s SpA[b]	20,566	1,892,597
Unipol Gruppo Finanziario SpA	543,011	2,619,304
World Duty Free SpA[a]	181,866	1,539,194
Yoox SpA[a,b]	90,933	1,678,189

		112,948,305
JAPAN — 29.03%
3-D Matrix Ltd.[a,b]	36,900	856,463
77 Bank Ltd. (The)	738,000	4,048,615
Accordia Golf Co. Ltd.	184,500	1,923,915
Achilles Corp.	738,000	1,000,633
Activia Properties Inc.	369	2,975,568
Adastria Holdings Co. Ltd.[b]	52,340	1,154,603
Adeka Corp.	221,400	2,804,407
Aderans Co. Ltd.	36,900	435,144
Advance Residence Investment Corp.	2,583	6,022,891
Adways Inc.[a,b]	36,900	410,128
AEON Delight Co. Ltd.	36,900	892,341
AEON REIT Investment Corp.	1,107	1,396,279
Ai Holdings Corp.	184,500	3,571,339
Aica Kogyo Co. Ltd.	110,700	2,269,199
Aida Engineering Ltd.	147,600	1,386,404
AIFUL Corp.[a,b]	658,600	2,643,682
Airport Facilities Co. Ltd.	110,700	744,550
Akebono Brake Industry Co. Ltd.	220,600	840,250
Alps Electric Co. Ltd.	369,000	6,086,089
Anritsu Corp.	332,100	2,532,853
Aoyama Trading Co. Ltd.	110,700	2,599,013
Arcs Co. Ltd.	36,900	803,140
Ardepro Co. Ltd.[a,b]	147,600	231,726
Asahi Diamond Industrial Co. Ltd.	147,600	1,752,425
Asahi Holdings Inc.	73,800	1,214,585
Asahi Intecc Co. Ltd.	36,900	1,662,236
Askul Corp.[b]	36,900	751,462
Autobacs Seven Co. Ltd.	147,600	2,144,779
Avex Group Holdings Inc.	73,800	1,075,681
Awa Bank Ltd. (The)	738,000	4,364,605
Azbil Corp.	184,500	4,392,583
Bank of Iwate Ltd. (The)	36,900	1,658,945
Bank of Nagoya Ltd. (The)	738,000	2,942,652
Benefit One Inc.	110,700	975,618
Broadleaf Co. Ltd.	73,800	1,142,829
Calsonic Kansei Corp.	369,000	1,991,392
Canon Marketing Japan Inc.	147,600	2,976,884
Capcom Co. Ltd.	147,600	2,260,641
Century Tokyo Leasing Corp.	110,700	2,834,031
Chiome Bioscience Inc.[a,b]	36,900	457,856
Coca-Cola East Japan Co. Ltd.	147,600	2,621,396
Colopl Inc.[a,b]	74,000	2,300,433
Colowide Co. Ltd.	73,800	880,162
COMSYS Holdings Corp.	369,000	6,454,743
COOKPAD Inc.[b]	36,900	1,170,149
Cosmo Oil Co. Ltd.	1,107,000	1,688,569
Cosmos Pharmaceutical Corp.	18,000	2,554,569
CROOZ Inc.[b]	36,900	653,374
CyberAgent Inc.	110,700	4,196,735
Daiei Inc. (The)[a]	712,300	794,233
Daifuku Co. Ltd.	295,200	3,338,955

146

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Daihen Corp.	369,000	$1,277,124
Daiichikosho Co. Ltd.	73,800	1,848,538
Daikokutenbussan Co. Ltd.	39,500	1,134,561
Daikyo Inc.	738,000	1,349,538
Daio Paper Corp.	369,000	3,123,688
Daiseki Co. Ltd.	73,800	1,267,908
Daishi Bank Ltd. (The)	1,107,000	3,851,122
Daiwa House REIT Investment Corp.	738	3,281,682
Daiwa Office Investment Corp.	738	3,910,370
Daiwabo Holdings Co. Ltd.	738,000	1,323,206
Daiwahouse Residential Investment Corp.	738	3,094,064
DCM Holdings Co. Ltd.	221,400	1,459,476
Denki Kagaku Kogyo K.K.	738,000	2,363,338
DIC Corp.	1,476,000	2,962,401
Digital Garage Inc.	73,800	951,918
DISCO Corp.	73,800	4,917,586
DMG Mori Seiki Co Ltd.	258,300	2,969,972
Dowa Holdings Co. Ltd.	369,000	3,031,524
Dr. Ci:Labo Co. Ltd.	36,900	1,160,274
Duskin Co. Ltd.	221,400	3,594,380
Ebara Corp.	1,107,000	5,924,803
EDION Corp.	184,500	1,301,811
Euglena Co. Ltd.[a,b]	110,700	1,308,394
Exedy Corp.	110,700	2,727,384
Ezaki Glico Co. Ltd.	82,200	2,617,671
F@N Communications Inc.	74,000	625,770
Frontier Real Estate Investment Corp.	738	3,377,138
Fudo Tetra Corp.[b]	512,600	1,239,147
Fuji Machine Manufacturing Co. Ltd.	221,400	2,109,230
Fuji Oil Co. Ltd. New	184,500	2,901,508
Fuji Seal International Inc.	36,900	1,099,380
Fuji Soft Inc.	73,800	1,785,341
Fujikura Ltd.	738,000	3,021,649
Fujimi Inc.	36,900	502,621
Fukuoka REIT Corp.	738	1,370,604
Funai Electric Co. Ltd.	36,900	323,889
Furukawa Electric Co. Ltd.	1,476,000	2,541,082
Fuso Pharmaceutical Industries Ltd.	369,000	1,073,048
Futaba Industrial Co. Ltd.	293,600	1,605,431
Fuyo General Lease Co. Ltd.	36,900	1,431,827
Gakken Holdings Co. Ltd.	369,000	829,472
Global One Real Estate Investment Corp. Ltd.	738	2,271,174
Glory Ltd.	221,400	5,610,788
GLP J-REIT	4,059	4,547,615
GMO Internet Inc.	147,600	1,203,393
GNI Group Ltd.[a,b]	369,000	1,010,508
GS Yuasa Corp.	738,000	3,587,797
Gulliver International Co. Ltd.	184,500	1,594,759
Gunze Ltd.	369,000	1,017,091
Gurunavi Inc.[b]	73,800	984,834
H.I.S. Co. Ltd.	147,600	3,770,808
H2O Retailing Corp.	184,500	3,031,524
Hanwa Co. Ltd.	738,000	2,600,330
Haseko Corp.	553,500	3,979,492
Hazama Ando Corp.	296,000	1,943,321
Heiwa Corp.	73,800	1,485,151
Heiwa Real Estate Co. Ltd.	147,600	2,359,388
Heiwa Real Estate REIT Inc.	1,845	1,500,950
Higo Bank Ltd. (The)	1,107,000	6,191,419
Hitachi Capital Corp.	110,700	2,654,312
Hitachi Zosen Corp.	476,100	2,458,962
Hogy Medical Co. Ltd.	73,800	3,798,457
Hokkaido Electric Power Co. Inc.[a]	258,300	2,131,283
Hokkoku Bank Ltd. (The)	1,107,000	3,772,124

Security	Shares	Value

Honeys Co. Ltd.	120,780	$1,120,478
HORIBA Ltd.	73,800	2,639,829
Hoshizaki Electric Co. Ltd.	73,800	3,515,383
Hosiden Corp.	293,800	1,572,454
House Foods Group Inc.	221,400	3,776,074
Hulic Reit Inc.[b]	1,107	1,650,058
Hyakugo Bank Ltd. (The)	1,107,000	4,562,098
Hyakujushi Bank Ltd. (The)	1,107,000	3,535,132
IBJ Leasing Co. Ltd.	36,900	858,767
Ichigo Group Holdings Co. Ltd.[b]	330,100	886,313
Iino Kaiun Kaisha Ltd.	330,100	1,787,348
Inabata & Co. Ltd.	221,400	2,093,430
Industrial & Infrastructure Fund Investment Corp.	369	2,995,317
Infomart Corp.	36,900	639,220
Internet Initiative Japan Inc.[b]	73,800	1,267,249
Iriso Electronics Co. Ltd.	36,900	2,458,793
Iseki & Co. Ltd.	738,000	1,672,111
Ishihara Sangyo Kaisha Ltd.[a]	1,107,000	888,720
IT Holdings Corp.	184,500	2,962,401
ITO EN Ltd.[b]	111,300	2,187,181
IwaiCosmo Holdings Inc.	110,700	1,171,136
Iwatani Corp.	369,000	2,462,085
Izumi Co. Ltd.	110,700	3,505,508
J Trust Co. Ltd.	147,600	1,433,802
Jaccs Co. Ltd.	369,000	2,146,095
JAFCO Co. Ltd.	73,800	2,781,366
Japan Airport Terminal Co. Ltd.	184,500	7,109,763
Japan Communications Inc.[a,b]	258,300	1,099,051
Japan Digital Laboratory Co. Ltd.	221,400	3,868,896
Japan Excellent Inc.	3,690	4,851,755
Japan Hotel REIT Investment Corp.	4,761	2,917,628
Japan Logistics Fund Inc.	3,321	7,414,891
Japan Petroleum Exploration Co.	73,800	2,379,796
Japan Rental Housing Investments Inc.	2,583	1,783,366
Japan Securities Finance Co. Ltd.	439,600	2,450,827
Japan Steel Works Ltd. (The)	738,000	2,560,831
Jin Co. Ltd.[b]	36,900	796,557
Juki Corp.[a]	738,000	2,244,842
Juroku Bank Ltd. (The)	1,107,000	4,275,733
JVC Kenwood Corp.[a]	622,180	1,171,045
K’s Holdings Corp.	110,760	3,028,227
kabu.com Securities Co. Ltd.	293,600	1,419,484
Kadokawa Dwango[a]	80,567	1,480,469
Kagome Co. Ltd.[b]	221,400	3,568,706
Kagoshima Bank Ltd. (The)	738,000	4,706,927
Kaken Pharmaceutical Co. Ltd.	369,000	9,143,945
Kanematsu Corp.	1,476,000	2,290,924
Kasumi Co. Ltd.	184,500	1,716,547
Kawasaki Kisen Kaisha Ltd.	1,476,000	3,291,557
Kayaba Industry Co. Ltd.	369,000	1,560,198
Keihin Corp.	147,600	1,835,372
Keiyo Bank Ltd. (The)	1,107,000	5,697,685
Kenedix Inc.[a]	512,600	2,318,257
Kenedix Realty Investment Corp.	738	3,897,204
Kenedix Residential Investment Corp.	738	1,930,827
Kewpie Corp.	332,100	5,684,848
Kinden Corp.	369,000	3,735,917
Kitz Corp.	439,600	1,980,269
Kiyo Bank Ltd. (The)	332,100	4,784,278
Koa Corp.	73,800	637,904
Kobayashi Pharmaceutical Co. Ltd.	110,700	6,774,024
Komeri Co. Ltd.	110,700	2,462,743
Komori Corp.	110,700	1,057,577
Konishi Co. Ltd.	36,900	634,941

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Kose Corp.	36,900	$1,486,138
Kumagai Gumi Co. Ltd.[a]	369,000	1,316,623
Kyodo Printing Co. Ltd.	406,000	1,405,183
KYORIN Holdings Inc.	184,500	3,811,623
Kyowa Exeo Corp.	110,700	1,335,056
Leopalace21 Corp.[a]	549,100	3,340,495
Lintec Corp.	73,800	1,516,749
Lion Corp.	369,000	2,057,223
Macnica Inc.	36,900	1,061,527
Maeda Kosen Co. Ltd.[b]	73,800	881,479
Maruha Nichiro Corp.	184,500	2,638,183
Marusan Securities Co. Ltd.	221,400	1,589,822
Matsui Securities Co. Ltd.	295,200	2,738,575
Matsumotokiyoshi Co. Ltd.	73,800	2,126,346
Matsuya Co. Ltd.	110,700	1,522,674
MEGMILK SNOW BRAND Co. Ltd.	73,800	969,034
Meidensha Corp.	369,000	1,323,206
Meitec Corp.	147,600	4,562,098
Message Co. Ltd.	36,900	1,145,462
Micronics Japan Co. Ltd.[b]	36,900	1,800,482
MID REIT Inc.	1,107	2,758,983
Minebea Co. Ltd.	738,000	9,729,843
Ministop Co. Ltd.	73,800	1,040,132
Misumi Group Inc.	221,400	6,813,523
Mitsubishi Steel Manufacturing Co. Ltd.	1,107,000	2,399,545
Mitsui Engineering & Shipbuilding Co. Ltd.	1,476,000	3,107,230
Mitsui Mining & Smelting Co. Ltd.	1,107,000	2,853,780
Mitsumi Electric Co. Ltd.	184,500	1,107,609
Miura Co. Ltd.	110,700	1,273,833
Mixi Inc.[b]	81,600	4,316,382
Mizuno Corp.	738,000	3,660,211
Modec Inc.	36,900	863,046
Monex Group Inc.	420,270	1,042,193
MonotaRO Co. Ltd.	37,000	954,498
Mori Hills REIT Investment Corp.	2,214	3,082,872
MORI TRUST Sogo REIT Inc.	2,583	4,594,355
Morinaga Milk Industry Co. Ltd.	369,000	1,224,459
MOS Food Services Inc.	36,900	717,559
Moshi Moshi Hotline Inc.	110,700	1,088,189
Musashino Bank Ltd. (The)	110,700	3,678,315
Nachi-Fujikoshi Corp.	369,000	2,234,967
Nagase & Co. Ltd.	369,000	4,674,011
Nakanishi Inc.	36,900	1,259,021
Namura Shipbuilding Co. Ltd.	74,200	698,283
NanoCarrier Co. Ltd.[a]	36,900	373,592
Nanto Bank Ltd. (The)	738,000	2,922,903
Net One Systems Co. Ltd.[b]	266,000	1,532,813
Next Co. Ltd.[b]	36,900	203,089
Nichi-Iko Pharmaceutical Co. Ltd.	147,600	2,404,153
Nichicon Corp.	184,500	1,219,522
Nichirei Corp.	369,000	1,543,740
Nifco Inc.	184,500	5,768,454
Nihon Kohden Corp.	110,700	5,628,563
Nihon M&A Center Inc.	73,800	2,090,139
Nihon Nohyaku Co. Ltd.	73,800	734,017
Nihon Parkerizing Co. Ltd.	258,300	6,045,932
Nihon Unisys Ltd.	147,600	1,274,491
Nikkiso Co. Ltd.	73,800	749,817
Nippon Accommodations Fund Inc.	738	2,669,453
Nippon Chemi-Con Corp.[a]	369,000	1,073,048
Nippon Coke & Engineering Co. Ltd.	1,023,600	1,004,380
Nippon Denko Co. Ltd.	366,600	899,291
Nippon Kayaku Co. Ltd.	369,000	4,733,259
Nippon Konpo Unyu Soko Co. Ltd.	221,400	3,586,481

Security	Shares	Value

Nippon Light Metal Holdings Co. Ltd.	1,498,100	$2,178,228
Nippon Paper Industries Co. Ltd.	184,500	2,676,036
Nippon Seiki Co. Ltd.	369,000	7,764,783
Nippon Sharyo Ltd.[b]	738,000	2,244,842
Nippon Sheet Glass Co. Ltd.[a]	2,214,000	2,073,681
Nippon Shinyaku Co. Ltd.	369,000	10,631,729
Nippon Shokubai Co. Ltd.	369,000	4,344,855
Nippon Steel & Sumikin Bussan Corp.	369,000	1,313,331
Nippon Suisan Kaisha Ltd.[a]	731,600	2,134,010
Nippon Yakin Kogyo Co. Ltd.[a,b]	366,600	905,831
Nipro Corp.[b]	184,500	1,509,179
Nishi-Nippon City Bank Ltd. (The)	1,476,000	3,976,201
Nishimatsu Construction Co. Ltd.	370,000	1,765,755
Nishimatsuya Chain Co. Ltd.	295,200	2,641,145
Nishio Rent All Co. Ltd.	73,800	2,636,537
Nissan Chemical Industries Ltd.	221,400	4,015,041
Nissan Shatai Co. Ltd.	110,700	1,491,075
Nissha Printing Co. Ltd.	36,900	583,264
Nisshin OilliO Group Ltd. (The)	738,000	2,639,829
Nisshin Steel Co. Ltd.	184,500	1,668,819
Nisshinbo Holdings Inc.	369,000	2,952,527
Nitto Boseki Co. Ltd.	738,000	2,560,831
Nitto Kogyo Corp.	36,900	635,600
Noevir Holdings Co. Ltd.	36,900	663,907
Nomura Co. Ltd.	110,700	1,038,815
Nomura Real Estate Master Fund Inc.	3,690	4,440,310
Nomura Real Estate Office Fund Inc.	738	3,252,058
Nomura Real Estate Residential Fund Inc.	369	1,935,436
North Pacific Bank Ltd.	658,600	2,649,557
NSD Co. Ltd.	258,300	3,741,842
NTN Corp.	1,107,000	4,601,597
Obara Group Inc.	36,900	1,326,497
OBIC Co. Ltd.	147,600	5,147,995
Ogaki Kyoritsu Bank Ltd. (The)	1,107,000	3,041,399
Okasan Securities Group Inc.	369,000	2,708,951
Oki Electric Industry Co. Ltd.	1,845,000	4,147,362
Okinawa Electric Power Co. Inc. (The)	73,800	2,248,133
Okuma Corp.	369,000	2,567,414
Onoken Co. Ltd.	110,700	1,112,875
Orient Corp.[a,b]	1,060,100	2,108,758
ORIX JREIT Inc.	5,535	7,307,257
OSG Corp.	184,500	2,949,235
Pacific Metals Co. Ltd.[a]	369,000	1,135,587
Paramount Bed Holdings Co. Ltd.	36,900	1,046,715
Penta-Ocean Construction Co. Ltd.[b]	549,100	1,748,617
Pigeon Corp.	73,800	4,516,016
Pilot Corp.	36,900	2,034,182
Pioneer Corp.[a,b]	658,600	1,674,332
Pola Orbis Holdings Inc.	36,900	1,496,013
Premier Investment Corp.	738	3,222,434
Press Kogyo Co. Ltd.	369,000	1,444,994
Prima Meat Packers Ltd.	369,000	865,680
Pronexus Inc.	147,600	970,351
Proto Corp.	117,500	1,618,304
Raito Kogyo Co. Ltd.	110,700	1,059,552
Rengo Co. Ltd.	369,000	1,589,822
Resorttrust Inc.	258,300	6,128,879
Ricoh Leasing Co. Ltd.	36,900	1,012,154
Ringer Hut Co. Ltd.[b]	110,700	1,696,469
Riso Kagaku Corp.	36,900	1,099,380
Rohto Pharmaceutical Co. Ltd.	258,300	3,656,591
Round One Corp.	147,600	876,871
Ryobi Ltd.	369,000	984,176
Ryohin Keikaku Co. Ltd.	73,800	9,841,756

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Ryosan Co. Ltd.	73,800	$1,529,916
S Foods Inc.	24,000	499,246
Saizeriya Co. Ltd.	184,500	2,713,889
San-in Godo Bank Ltd. (The)	738,000	5,608,813
Sanix Inc.[a,b]	73,800	339,689
Sanken Electric Co. Ltd.	369,000	2,840,614
Sankyo Tateyama Inc.	36,900	650,412
Sankyu Inc.	738,000	3,370,554
Sanwa Holdings Corp.	738,000	5,016,333
Sanyo Shokai Ltd.	369,000	892,012
Sanyo Special Steel Co. Ltd.	369,000	1,244,209
Sapporo Holdings Ltd.	738,000	3,140,145
Sato Holdings Corp.	36,900	950,931
Sawada Holdings Co. Ltd.	73,800	509,533
Sawai Pharmaceutical Co. Ltd.	73,800	4,311,940
SCREEN Holdings Co. Ltd.	369,000	1,955,185
SCSK Corp.	76,480	2,001,626
Seino Holdings Co. Ltd.	738,000	5,700,977
Sekisui House SI Residential Investment Corp.	1,107	1,076,339
Senshu Ikeda Holdings Inc.	549,180	2,821,709
Seria Co. Ltd.	36,900	1,530,574
Shibuya Kogyo Co. Ltd.	36,900	890,366
Shiga Bank Ltd. (The)	738,000	4,048,615
Shima Seiki Manufacturing Ltd.	110,700	1,762,629
Shimachu Co. Ltd.	184,500	4,690,469
Shinko Electric Industries Co. Ltd.	184,500	1,068,110
Shinko Plantech Co. Ltd.	258,300	1,956,172
Ship Healthcare Holdings Inc.	73,800	1,689,227
SHO-BOND Holdings Co. Ltd.	36,900	1,403,849
Showa Corp.	147,600	1,552,298
Showa Denko K.K.	1,107,000	1,441,702
Sinanen Co. Ltd.	369,000	1,444,994
SKY Perfect JSAT Holdings Inc.	512,600	3,095,582
Skymark Airlines Inc.[a,b]	220,600	393,560
SMS Co. Ltd.	36,900	1,045,069
Sohgo Security Services Co. Ltd.	73,800	1,695,810
Sojitz Corp.	2,410,600	3,526,501
Sosei Group Corp.[a]	36,900	1,374,225
Sotetsu Holdings Inc.	1,107,000	4,117,738
Square Enix Holdings Co. Ltd.	147,600	3,011,116
Star Micronics Co. Ltd.	221,400	3,308,015
Start Today Co. Ltd.	110,700	2,349,184
Sugi Holdings Co. Ltd.	73,800	3,169,769
Sumco Corp.	221,400	2,903,153
Sumitomo Bakelite Co. Ltd.	738,000	2,870,238
Sumitomo Forestry Co. Ltd.	369,000	3,808,331
Sumitomo Mitsui Construction Co. Ltd.[a]	1,258,000	1,481,254
Sumitomo Osaka Cement Co. Ltd.	738,000	2,264,591
Sumitomo Warehouse Co. Ltd. (The)	369,000	1,984,809
Sundrug Co. Ltd.	73,800	3,515,383
Tadano Ltd.	369,000	5,388,279
Taikisha Ltd.	36,900	806,431
Taiyo Yuden Co. Ltd.	221,400	2,206,002
Takara Bio Inc.[b]	110,700	1,520,699
Takara Holdings Inc.	369,000	2,860,363
Takata Corp.	73,800	935,461
Takiron Co. Ltd.	28,000	136,872
Teikoku Sen-I Co. Ltd.	36,900	883,454
Tekken Corp.[b]	369,000	1,573,364
Temp Holdings Co. Ltd.	73,800	2,337,006
Toagosei Co. Ltd.	1,107,000	4,759,591
TOC Co. Ltd.	332,100	2,358,071
Toda Corp.	738,000	3,225,726
Toho Holdings Co. Ltd.	147,600	1,876,188

Security	Shares	Value

Toho Zinc Co. Ltd.	738,000	$2,455,502
Tohokushinsha Film Corp.	73,900	547,139
Tokai Carbon Co. Ltd.	738,000	1,876,188
Tokai Rika Co. Ltd.	110,700	2,067,756
Tokai Tokyo Financial Holdings Inc.	516,600	3,405,445
Tokuyama Corp.	742,000	2,111,396
Tokyo Broadcasting System Holdings Inc.	73,800	807,748
Tokyo Dome Corp.	369,000	1,533,866
Tokyo Ohka Kogyo Co. Ltd.	73,800	2,050,640
Tokyo Seimitsu Co. Ltd.	147,600	2,352,805
Tokyo Steel Manufacturing Co. Ltd.	258,300	1,357,109
Tokyo TY Financial Group Inc.[a]	55,044	1,765,159
Tokyotokeiba Co. Ltd.[b]	369,000	1,033,549
Tokyu Construction Co. Ltd.	220,640	1,056,899
TOKYU REIT Inc.	3,321	4,576,910
TOMONY Holdings Inc.	293,600	1,280,678
Tomy Co. Ltd.[b]	330,100	1,701,956
Top REIT Inc.	369	1,512,470
Topcon Corp.	221,400	5,038,057
Topre Corp.	110,700	1,529,587
Toshiba Machine Co. Ltd.	369,000	1,438,410
Toshiba Plant Systems & Services Corp.	36,900	606,305
Tosoh Corp.	1,107,000	4,680,594
Totetsu Kogyo Co. Ltd.	36,900	823,877
Toyo Construction Co. Ltd.[b]	293,600	1,367,104
Toyo Corp.	73,800	671,478
Toyo Ink SC Holdings Co. Ltd.	369,000	1,678,694
Toyo Kanetsu K.K.	369,000	842,639
Toyo Tire & Rubber Co. Ltd.	184,500	2,957,464
Toyobo Co. Ltd.	1,476,000	2,080,264
TPR Co. Ltd.	110,700	2,571,364
TS Tech Co. Ltd.	147,600	3,512,750
TSI Holdings Co. Ltd.	221,400	1,376,529
Tsubakimoto Chain Co.	369,000	2,860,363
Tsukuba Bank Ltd. (The)	366,600	1,236,116
Tsumura & Co.	110,700	2,467,680
Tsuruha Holdings Inc.	36,900	2,155,970
UACJ Corp.	375,944	1,348,107
Ube Industries Ltd.	738,000	1,119,129
ULVAC Inc.[a]	110,700	1,340,980
Unipres Corp.	73,800	1,445,652
United Arrows Ltd.	36,900	1,362,705
Universal Entertainment Corp.	36,900	572,731
UNY Co. Ltd.	442,800	2,314,623
USEN Corp.[a]	332,640	1,011,821
Ushio Inc.	221,400	2,286,974
Valor Co. Ltd.	110,700	1,774,478
ValueCommerce Co. Ltd.[b]	73,800	422,636
VT Holdings Co. Ltd.	220,600	859,928
Wacoal Holdings Corp.	369,000	3,801,748
Wacom Co. Ltd.[b]	333,900	1,262,866
Xebio Co. Ltd.	110,700	1,707,331
Yahagi Construction Co. Ltd.	73,800	546,398
YAMABIKO Corp.	36,900	1,425,244
Yodogawa Steel Works Ltd.	738,000	2,850,488
Yokogawa Bridge Holdings Corp.	36,900	461,476
Yokohama Reito Co. Ltd.	147,600	1,087,530
Yondoshi Holdings Inc.	36,900	653,374
Yoshinoya Holdings Co. Ltd.	258,300	2,937,715
Yumeshin Holdings Co. Ltd.[b]	73,800	505,583
Zenkoku Hosho Co. Ltd.	110,700	3,436,386
Zensho Holdings Co. Ltd.[b]	221,400	1,988,759
Zeon Corp.	369,000	3,354,097
ZERIA Pharmaceutical Co. Ltd.	36,900	735,005

		1,023,855,755

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

NETHERLANDS — 1.55%
Aalberts Industries NV	250,518	$6,668,256
Arcadis NV	142,795	4,387,717
ASM International NV	89,281	3,570,578
BinckBank NV	177,851	1,760,577
Corbion NV	164,561	2,654,549
Eurocommercial Properties NV	51,404	2,344,309
Koninklijke BAM Groep NVb	524,458	1,257,020
Koninklijke Wessanen NV	444,413	2,839,707
Nieuwe Steen Investments NV	147,175	730,944
Nutreco NV	169,440	8,482,105
PostNL NVa	831,124	3,522,771
SBM Offshore NVa,b	388,328	4,856,119
SNS REAAL NVa,b	291,555	4
TKH Group NV	53,135	1,609,732
TomTom NVa,b	138,034	999,955
USG People NV	128,179	1,283,158
VastNed Retail NV	73,413	3,351,261
Wereldhave NV	54,052	4,429,004

		54,747,766
NEW ZEALAND — 1.16%
Air New Zealand Ltd.	667,159	1,043,156
Argosy Property Ltd.	945,782	779,867
Chorus Ltd.	808,113	1,326,412
Fisher & Paykel Healthcare Corp. Ltd.	1,520,857	6,613,389
Freightways Ltd.	1,339,737	5,940,435
Goodman Property Trust	1,188,984	1,017,402
Infratil Ltd.	807,018	1,798,588
Kathmandu Holdings Ltd.	340,705	837,509
Kiwi Income Property Trust	5,336,063	5,001,864
Meridian Energy Ltd.	1,688,544	2,160,738
Mighty River Power Ltd.	769,772	1,688,632
Nuplex Industries Ltd.	338,880	830,387
Precinct Properties New Zealand Ltd.	954,558	816,806
Sky Network Television Ltd.	736,541	3,643,996
SKYCITY Entertainment Group Ltd.	1,173,289	3,568,664
Synlait Milk Ltd.[a]	372,476	1,017,019
Trade Me Group Ltd.	641,741	1,956,905
Z Energy Ltd.	278,988	898,483

		40,940,252
NORWAY — 2.01%
Akastor ASA[b]	294,831	1,015,378
Aker ASA Class A	29,771	725,423
American Shipping ASA	81,078	528,430
Archer Ltd.[a,b]	493,720	475,364
Atea ASA	82,173	897,683
Austevoll Seafood ASA	194,059	1,259,041
Bakkafrost P/F	52,592	1,285,392
Borregaard ASA	163,235	1,136,431
BW LPG Ltd.[b]	130,369	1,233,977
BW Offshore Ltd.	674,840	826,681
Deep Sea Supply PLC	155,305	175,756
Det norske oljeselskap ASA[a,b]	129,576	836,841
DNO ASA[a,b]	1,220,025	2,963,770
Electromagnetic GeoServices ASa,b	322,820	172,145
Fred Olsen Energy ASA	89,473	953,575

Security	Shares	Value

Golden Ocean Group Ltd.[b]	773,424	$940,001
Hexagon Composites ASA[b]	116,499	484,909
Hoegh LNG Holdings Ltd.[a,b]	74,508	960,183
Kongsberg Automotive ASA[a]	632,836	604,620
Kvaerner ASA	386,714	510,960
Leroey Seafood Group ASA	33,469	1,264,197
Marine Harvest ASA	602,538	8,523,534
Nordic Semiconductor ASA[a,b]	170,170	957,852
Norwegian Air Shuttle ASA[a,b]	51,587	1,662,766
Norwegian Property ASA[a]	1,246,802	1,902,246
Odfjell Drilling Ltd.[b]	122,339	360,620
Opera Software ASA	192,816	2,410,557
Petroleum Geo-Services ASA[b]	376,234	1,864,172
Polarcus Ltd.[a,b]	1,152,468	153,640
Prosafe SE	493,355	2,258,135
REC Silicon ASA[a,b]	4,810,653	1,922,551
REC Solar ASA[a]	59,200	793,162
Salmar ASA	66,827	1,202,708
Schibsted ASA[b]	140,224	7,413,116
Sevan Drilling ASa,b	473,732	67,365
SpareBank 1 Nord-Norge	150,460	880,339
SpareBank 1 SMN	454,633	4,040,584
Stolt-Nielsen Ltd.[b]	104,438	1,879,605
Storebrand ASA[a]	888,096	4,549,009
TGS-NOPEC Geophysical Co. ASA[b]	211,808	4,941,455
Tomra Systems ASA	423,243	3,166,016
Wilh Wilhelmsen ASA	74,873	544,551

		70,744,740
PORTUGAL — 0.52%
Banco BPI SAa,b	344,355	673,482
BANIF — Banco Internacional do Funchal SAa,b	75,195,040	678,326
CTT — Correios Portugal SA	129,274	1,196,939
Mota-Engil SGPS SA	348,464	1,824,949
NOS SGPS	201,211	1,152,841
Portucel SA	1,204,623	4,476,503
Portugal Telecom SGPS SA Registered[b]	574,164	940,217
Redes Energeticas Nacionais SA	612,028	1,896,321
Semapa — Sociedade de Investimento e Gestao SGPS SA	271,323	3,280,088
Sonae SGPS SA	1,560,730	2,090,365

		18,210,031
SINGAPORE — 2.54%
ARA Asset Management Ltd.	752,600	1,001,125
Ascendas India Trust	2,583,000	1,647,655
Asian Pay Television Trust	2,952,000	1,963,407
Biosensors International Group Ltd.[a,b]	2,583,000	1,255,834
Boustead Singapore Ltd.	1,107,000	1,584,504
Cambridge Industrial Trust[b]	3,666,000	1,982,007
CapitaRetail China Trust	1,147,380	1,454,865
CDL Hospitality Trusts	2,214,000	2,970,945
COSCO Corp. (Singapore) Ltd.[b]	1,845,000	853,967
Ezion Holdings Ltd.[b]	2,214,480	2,601,217
Ezra Holdings Ltd.[b]	1,845,000	1,169,720
First REIT	1,845,000	1,765,344
First Resources Ltd.[b]	738,000	1,194,119
Frasers Centrepoint Trust	1,107,000	1,674,924
Frasers Commercial Trust	1,845,000	2,038,040
GMG Global Ltd.	10,236,000	493,685
Hong Leong Asia Ltd.	738,000	792,252
Hyflux Ltd.[b]	1,107,500	870,148
Indofood Agri Resources Ltd.[b]	922,000	598,888

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Keppel Infrastructure Trust	1,107,000	$904,201
Keppel REIT	1,107,000	1,050,595
KrisEnergy Ltd.[a,b]	1,107,000	710,444
Lippo Malls Indonesia Retail Trust	3,832,000	1,102,948
M1 Ltd.[b]	738,000	2,003,594
Mapletree Commercial Trust	1,107,000	1,231,435
Mapletree Greater China Commercial Trust	3,690,000	2,712,602
Mapletree Industrial Trust	3,321,960	3,811,662
Mapletree Logistics Trust	3,690,000	3,372,812
Midas Holdings Ltd.[b]	2,936,000	742,279
Neptune Orient Lines Ltd.[a,b]	1,107,000	719,055
OSIM International Ltd.	738,000	1,067,818
OUE Hospitality Trust[b]	61,833	43,771
OUE Ltd.[b]	369,000	605,671
Perennial China Retail Trust[b]	3,301,000	1,360,972
Raffles Education Corp. Ltd.[b]	4,031,397	1,066,258
Raffles Medical Group Ltd.[b]	369,000	1,090,782
Rex International Holding Ltd.[a,b]	742,000	279,946
Rowsley Ltd.[a,b]	2,936,000	468,207
SATS Ltd.	738,000	1,779,697
Singapore Post Ltd.	2,952,000	4,523,874
SMRT Corp. Ltd.[b]	2,952,000	3,421,610
Soilbuild Business Space REIT	3,321,000	2,015,076
Stamford Land Corp. Ltd.[b]	2,206,000	952,415
Suntec REIT	7,011,000	9,735,228
Super Group Ltd.[b]	738,000	677,433
Swiber Holdings Ltd.[b]	2,571,000	790,000
Tat Hong Holdings Ltd.	738,000	450,665
Tiger Airways Holdings Ltd.[a,b]	2,571,000	630,000
United Engineers Ltd.[b]	738,000	1,647,655
Vard Holdings Ltd.[a,b]	1,107,000	589,883
Venture Corp. Ltd.	738,000	4,437,760
Wing Tai Holdings Ltd.	2,010,900	2,800,086
Yanlord Land Group Ltd.[b]	1,476,000	1,257,270
Ying Li International Real Estate Ltd.[a,b]	3,301,000	680,486
Yoma Strategic Holdings Ltd.[a,b]	1,476,000	769,288

		89,416,124
SPAIN — 2.58%
Abengoa SAb	289,954	1,278,758
Abengoa SA Class Bb	609,473	2,568,017
Acciona SAa,b	48,212	3,360,321
Acerinox SA	148,352	2,199,775
Almirall SAa	136,939	2,247,579
Atresmedia Corporacion de Medios de Comunicacion SA	105,168	1,540,333
Bankinter SA	1,304,023	10,753,744
Bolsas y Mercados Espanoles	88,326	3,355,323
Carbures Europe SAa,b	100,793	671,829
Construcciones y Auxiliar de Ferrocarriles SA	6,221	2,069,775
Deoleo SAa	1,422,696	659,524
Ebro Foods SA	210,336	3,760,574
FAES FARMA SA	714,128	1,655,253
Fomento de Construcciones y Contratas SAa,b	112,119	2,057,943
Gamesa Corporacion Tecnologica SAa	465,964	4,594,557
Grupo Catalana Occidente SA	84,728	2,550,923
Indra Sistemas SAb	167,615	1,848,043
Inmobiliaria Colonial SAa	3,987,259	2,807,549
Jazztel PLC[a]	543,011	8,667,515
Let’s GOWEX SAa	51,450	1
Liberbank SAa	1,811,717	1,543,533
Mediaset Espana Comunicacion SAa	312,219	3,908,273
NH Hotel Group SAa,b	346,180	1,578,774
Obrascon Huarte Lain SAb	94,948	2,767,613

Security	Shares	Value

Papeles y Cartones de Europa SA	359,652	$1,879,036
Promotora de Informaciones SAa,b	2,109,204	594,590
Prosegur Compania de Seguridad SAb	329,390	1,931,403
Sacyr SAa,b	592,302	2,592,139
Tecnicas Reunidas SA	62,082	3,052,966
Tubacex SA	639,042	2,714,224
Tubos Reunidos SA	574,417	1,680,470
Viscofan SA	109,929	6,451,278
Zeltia SAa	522,920	1,706,709

		91,048,344
SWEDEN — 4.21%
AAK AB	37,011	2,002,027
Active Biotech ABa,b	94,218	283,918
AF AB	92,262	1,393,234
Arcam ABa	28,851	666,669
Avanza Bank Holding ABb	28,486	902,668
Axfood AB	20,126	1,236,075
Axis Communications ABb	68,830	1,872,299
B & B Tools AB Class B	51,862	970,628
Betsson AB	47,971	1,688,652
Billerud AB	251,978	3,667,177
BioGaia AB Class B	29,266	743,489
Castellum AB	484,944	7,418,082
CDON Group ABa,b	159,220	430,310
Clas Ohlson AB Class B	36,900	635,756
Cloetta ABa,b	261,833	757,167
Concentric AB	92,758	1,131,233
Eniro ABa,b	155,570	170,280
Fabege AB	477,644	6,109,119
Fastighets AB Balder Class Ba,b	85,093	1,103,872
Fingerprint Cards ABa,b	105,903	565,274
Gunnebo AB	104,829	528,377
Hakon Invest AB	170,535	6,798,125
Haldex AB	49,672	607,455
Hexpol AB	74,878	6,607,254
HIQ International AB	125,422	677,934
Holmen AB Class B	108,834	3,588,459
Hufvudstaden AB Class A	86,348	1,116,069
Industrial & Financial Systems Class B	27,888	866,760
Indutrade AB	31,771	1,279,383
Intrum Justitia AB	249,423	7,394,805
JM AB	209,384	6,736,844
Kungsleden ABb	459,129	2,847,744
LE Lundbergfortagen AB	37,149	1,555,687
Lindab International ABa	161,045	1,472,206
Loomis AB Class B	251,329	6,894,333
Meda AB Class A	487,499	6,389,974
Medivir ABa,b	49,672	837,348
Mekonomen AB	32,136	675,267
Modern Times Group MTG AB Class B	94,218	2,901,562
NCC AB Class B	218,382	6,400,737
Net Entertainment NE AB	53,322	1,642,839
Nibe Industrier AB Class B	230,792	6,112,663
Nobia AB	391,837	3,176,949
Nolato AB	31,771	731,996
Nordnet AB	112,119	393,918
Opus Group ABb	310,394	469,770
Orexo ABa,b	27,391	481,177
Oriflame Cosmetics SA SDR[b]	96,576	1,676,972
Peab AB	501,750	3,390,088
Proffice AB Class B	172,725	436,466
Ratos AB Class B	306,744	2,052,214

151

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Rezidor Hotel Group ABa	117,959	$516,452
Saab AB Class B	106,083	2,859,844
SAS ABa,b	472,534	724,740
SSAB AB Class Aa,b	419,187	3,033,339
SSAB AB Class Ba	378,109	2,420,838
Swedish Orphan Biovitrum ABa	252,708	2,885,555
Trelleborg AB Class B	591,207	10,074,146
Unibet Group PLC SDR	36,995	2,127,141
Vostok Nafta Investment Ltd.[a,b]	162,505	1,038,679
Wallenstam AB Class B	70,849	1,064,614
Wihlborgs Fastigheter AB	77,063	1,345,954

		148,580,606
SWITZERLAND — 4.29%
AFG Arbonia-Forster Holding AG Registered[a]	38,524	938,633
Allreal Holding AG Registered[a]	21,374	2,827,067
Ascom Holding AG Registered	118,471	1,735,613
Autoneum Holding AGa	10,966	1,823,014
Banque Cantonale Vaudoise Registered	5,856	3,133,503
Basilea Pharmaceutica AG Registered[a]	18,996	1,725,025
BKW AG	14,616	439,642
Bossard Holding AG	10,236	1,034,820
Bucher Industries AG Registered	20,091	5,093,464
Burckhardt Compression Holding AG	10,236	4,376,450
Cembra Money Bank AG	22,646	1,276,477
Clariant AG Registered[a]	470,814	8,193,812
Cosmo Pharmaceuticals SpA	5,856	922,406
Dufry AG Registered[a,b]	55,719	8,018,163
EFG International AG	85,458	887,033
Evolva Holding SAa,b	391,107	495,767
Flughafen Zurich AG Registered	10,236	6,514,157
Forbo Holding AG Registered[a]	3,690	3,828,214
Galenica Holding AG Registered	8,487	7,257,313
GAM Holding AG	358,971	6,116,811
Gategroup Holding AGa	71,953	1,618,559
Georg Fischer AG Registered[a]	9,871	5,687,017
Helvetia Holding AG Registered	12,882	6,113,412
Huber & Suhner AG Registered	22,467	1,107,651
Implenia AG Registered	19,726	1,061,673
Inficon Holding AG Registered[a]	2,936	915,164
Intershop Holdings AG Bearer	1,476	544,423
Kaba Holding AG Class B Registered	10,601	5,047,440
Komax Holding AG Registered[a]	9,871	1,452,266
Kudelski SA Bearer	101,321	1,289,607
Kuoni Reisen Holding AG Class B Registered[a]	9,141	2,488,381
Leonteq AG	5,856	1,273,480
Logitech International SA Registered	319,900	4,520,380
Meyer Burger Technology AGa,b	163,370	1,373,228
Micronas Semiconductor Holding AG Registered[a]	73,048	488,024
Mobilezone Holding AG Bearer[a]	192,451	2,049,585
Mobimo Holding AG Registered[a]	12,061	2,374,731
Nobel Biocare Holding AG Registered[a]	226,412	3,999,173
OC Oerlikon Corp. AG Registered[a]	210,209	2,653,685
Orascom Development Holding AGa,b	42,904	748,909
Panalpina Welttransport Holding AG Registered	28,486	3,684,874
PSP Swiss Property AG Registered[a]	98,233	8,420,409
Rieter Holding AG Registered[a]	9,871	1,818,410
Schmolz + Bickenbach AG Registered[a]	915,487	1,103,397
Schweiter Technologies AG Bearer	751	540,748
Straumann Holding AG Registered	15,391	3,786,782
Swisslog Holding AG Registered[a]	966,238	1,345,274
Swissquote Group Holding SA Registered	22,281	694,509
Tecan AG Registered	28,851	3,039,629

Security	Shares	Value

Temenos Group AG Registered[a]	127,449	$4,442,739
U-Blox AGa	17,536	2,363,156
Valiant Holding AG Registered	29,946	2,618,272
Valora Holding AG Registered	11,331	2,345,197
Vetropack Holding AG Bearer	369	629,154
Von Roll Holding AG Bearer[a]	237,135	342,478
Zehnder Group AG Bearer	21,053	826,852

		151,446,052
UNITED KINGDOM — 22.03%
Abcam PLC	286,304	1,831,028
Advanced Computer Software Group PLC	641,244	1,107,965
Advanced Medical Solutions Group PLC	559,801	1,056,805
Afren PLC[a]	1,875,504	2,317,904
African Barrick Gold PLC	193,911	639,070
African Minerals Ltd.[a,b]	483,119	115,938
Al Noor Hospitals Group PLC	52,957	863,329
Alent PLC	591,061	3,196,156
Amerisur Resources PLC[a,b]	1,528,959	1,333,126
Amlin PLC	1,161,244	8,460,490
Anglo Pacific Group PLC	206,686	435,653
Anite PLC	581,717	812,000
AO World PLC[a,b]	213,637	567,025
Arrow Global Group PLC	258,183	1,051,222
Ashmore Group PLC	509,050	2,594,688
Ashtead Group PLC	977,188	16,321,408
Asia Resource Minerals PLC[a]	212,177	136,629
Avanti Communications Group PLC[a,b]	181,501	686,009
AVEVA Group PLC	155,205	3,813,958
Balfour Beatty PLC	1,128,378	2,774,645
Bank of Georgia Holdings PLC	44,927	1,840,036
Barratt Developments PLC	1,663,754	11,147,430
BBA Aviation PLC	1,032,700	5,843,704
Beazley PLC	636,864	2,669,482
Bellway PLC	259,643	7,265,164
Berendsen PLC	504,670	8,154,697
Berkeley Group Holdings PLC (The)	201,359	7,344,883
Betfair Group PLC	120,791	2,338,293
Big Yellow Group PLC	167,980	1,468,678
Blinkx PLC[a,b]	784,411	351,383
Bodycote PLC	490,054	4,892,237
Booker Group PLC	2,605,840	5,849,037
Bovis Homes Group PLC	330,850	4,456,790
Brewin Dolphin Holdings PLC	428,353	1,945,567
Britvic PLC	522,920	5,693,016
BTG PLC[a]	729,241	8,808,400
Bwin.Party Digital Entertainment PLC	1,250,701	1,793,836
Cable & Wireless Communications PLC	5,168,605	3,988,960
Cairn Energy PLC[a]	1,121,933	2,604,434
Cape PLC	229,480	998,603
Capital & Counties Properties PLC	1,194,824	6,522,168
Carillion PLC	884,446	4,706,224
Catlin Group Ltd.	870,563	7,472,207
Centamin PLC	1,871,489	1,532,979
Chemring Group PLC	523,285	2,040,619
Chesnara PLC	136,939	754,737
Chime Communications PLC	161,208	715,051
Cineworld Group PLC	330,485	1,771,232
Clarkson PLC	6,951	250,212
Clinigen Healthcare Ltd.[a]	76,698	573,033
Close Brothers Group PLC	336,325	7,877,333
COLT Group SAa	1,038,540	2,292,880
Computacenter PLC	175,682	1,741,196

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Costain Group PLC	120,879	$562,760
Crest Nicholson Holdings PLC	277,163	1,487,671
CSR PLC	375,183	5,029,979
Daily Mail & General Trust PLC Class A NVS	600,713	7,601,906
Dairy Crest Group PLC	488,959	3,258,115
Dart Group PLC	243,202	1,015,516
DCC PLC	202,677	11,329,386
De La Rue PLC	268,536	2,244,749
Debenhams PLC	2,734,003	2,838,721
Derwent London PLC	169,953	8,078,123
Devro PLC	570,037	2,489,687
Dialight PLC	59,162	813,992
Dignity PLC	74,763	1,877,869
Diploma PLC	182,705	2,032,949
Domino Printing Sciences PLC	150,825	1,455,022
Domino’s Pizza Group PLC	257,088	2,613,824
Drax Group PLC	756,700	7,197,051
DS Smith PLC	1,842,638	7,803,204
Dunelm Group PLC	136,939	1,847,954
DX Group PLC[a]	329,390	516,435
Electrocomponents PLC	1,124,347	4,115,621
Elementis PLC	856,333	3,615,439
EnQuest PLC[a,b]	1,092,957	1,213,505
Enterprise Inns PLC[a]	1,157,963	2,369,432
Entertainment One Ltd.	207,416	1,039,305
Essentra PLC	523,285	5,747,220
esure Group PLC	414,832	1,615,369
Evraz PLC	671,555	1,388,107
Faroe Petroleum PLC[a]	296,159	434,720
Fenner PLC	293,604	1,446,744
Ferrexpo PLC	364,194	490,305
Fidessa Group PLC	61,530	2,304,450
FirstGroup PLC[a]	2,534,633	4,549,744
Flybe Group PLC[a]	380,141	734,363
Foxtons Group PLC	332,675	895,210
Galliford Try PLC	82,173	1,609,124
Gem Diamonds Ltd.[a]	269,266	668,794
Genus PLC	111,754	2,208,051
Globo PLC[a,b]	284,868	195,971
Go-Ahead Group PLC (The)	100,788	3,966,641
Grafton Group PLC Units	545,931	5,554,869
Grainger PLC	640,582	1,936,937
Great Portland Estates PLC	559,694	6,147,099
Greencore Group PLC	1,210,636	5,082,254
Greene King PLC	518,905	6,657,960
Greggs PLC	244,435	2,365,907
Gulf Keystone Petroleum Ltd.[a,b]	1,672,103	1,785,637
Halfords Group PLC	443,318	3,515,712
Halma PLC	875,305	8,724,217
Hansteen Holdings PLC	645,259	1,094,256
Hays PLC	2,985,965	5,890,156
Henderson Group PLC	2,068,669	6,976,548
Highland Gold Mining Ltd.	378,681	230,216
Hikma Pharmaceuticals PLC	240,974	7,305,642
Hiscox Ltd.[b]	717,926	7,821,783
Hochschild Mining PLC[a]	392,932	622,031
Home Retail Group PLC	1,461,402	4,285,595
Homeserve PLC	609,108	3,361,959
Howden Joinery Group PLC	1,285,027	7,037,172
Hunting PLC	293,604	3,454,806
IG Group Holdings PLC	803,003	7,720,948
Imagination Technologies Group PLC[a,b]	415,197	1,263,740
Inchcape PLC	953,828	10,605,566
Infinis Energy PLC	214,367	740,097

Security	Shares	Value

Informa PLC	1,247,659	$9,601,077
Innovation Group PLC	1,700,997	734,761
Intermediate Capital Group PLC	937,387	6,150,178
International Personal Finance PLC	558,706	4,342,300
Interserve PLC	475,454	4,818,747
ITE Group PLC	432,733	1,178,653
Jardine Lloyd Thompson Group PLC	274,376	4,181,096
JD Wetherspoon PLC	307,474	4,144,358
John Menzies PLC	65,732	520,811
John Wood Group PLC	689,483	7,302,315
Jupiter Fund Management PLC	504,305	2,885,159
Just Retirement Group PLC[a]	250,153	532,275
KAZ Minerals PLC[a,b]	484,579	1,784,633
Kcom Group PLC	808,481	1,202,906
Keller Group PLC	114,309	1,525,195
Kier Group PLC	73,413	1,750,001
Ladbrokes PLC	2,008,191	3,794,320
Laird PLC	550,019	2,771,834
Lancashire Holdings Ltd.[b]	271,240	2,903,079
LondonMetric Property PLC	1,027,225	2,422,379
Lonmin PLC[a,b]	901,966	2,519,494
Majestic Wine PLC[b]	136,574	825,375
Man Group PLC	3,563,667	7,058,245
Marston’s PLC	1,973,372	4,760,903
Mears Group PLC	169,075	1,195,586
Michael Page International PLC	655,114	4,071,804
Micro Focus International PLC	353,496	5,610,159
Millennium & Copthorne Hotels PLC	152,774	1,388,279
Mitchells & Butlers PLC[a]	563,098	3,423,313
Mitie Group PLC	469,979	2,262,453
Mondi PLC	761,377	12,826,469
Moneysupermarket.com Group PLC	701,158	2,243,494
Monitise PLC[a,b]	2,782,215	1,446,615
Morgan Advanced Materials PLC	733,256	3,314,004
Morgan Sindall Group PLC	69,552	766,669
Mothercare PLC[a,b]	340,409	953,055
N Brown Group PLC	207,051	1,110,351
National Express Group PLC	909,817	3,624,369
Northgate PLC	191,356	1,500,089
Ocado Group PLC[a,b]	896,126	3,565,528
Ophir Energy PLC[a,b]	954,923	2,830,888
Optimal Payments PLC[a]	265,118	1,869,436
Oxford Instruments PLC	98,398	1,700,157
Pace PLC	626,263	3,471,674
Pan African Resources PLC	3,618,798	694,744
Paragon Group of Companies PLC (The)	803,368	4,639,816
Partnership Assurance Group PLC	262,198	438,354
Pennon Group PLC	780,738	10,410,939
Petra Diamonds Ltd.[a]	676,300	1,796,083
Phoenix Group Holdings[b]	284,114	3,422,682
Playtech Ltd.	391,199	4,418,567
Premier Farnell PLC	981,203	2,970,017
Premier Foods PLC[a]	1,720,978	908,591
Premier Oil PLC	1,072,136	4,423,644
Primary Health Properties PLC	287,399	1,620,777
Provident Financial PLC	315,202	10,705,771
QinetiQ Group PLC	1,512,939	4,886,937
Quintain Estates and Development PLC[a]	898,316	1,178,479
Redefine International PLC	985,599	816,787
Redrow PLC	656,574	3,034,661
Regus PLC	1,424,886	4,497,656
Renishaw PLC	60,622	1,724,412
Rentokil Initial PLC	3,937,599	7,761,063
Restaurant Group PLC (The)	616,043	6,667,420

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Rightmove PLC	176,752	$5,966,584
Rotork PLC	137,804	5,632,896
RPC Group PLC	219,842	1,915,083
RPS Group PLC	334,865	1,255,759
Safestore Holdings PLC	207,781	691,430
Salamander Energy PLC[a]	515,620	874,409
Savills PLC	177,851	1,832,404
SDL PLC[a]	329,390	2,073,644
Senior PLC	618,963	2,648,912
Serco Group PLC	785,848	3,742,798
Shaftesbury PLC	737,271	8,445,379
Shanks Group PLC	659,129	1,025,508
SIG PLC	1,403,416	3,287,051
SOCO International PLC[a]	489,970	2,575,039
Spectris PLC	251,978	7,264,344
Speedy Hire PLC	1,033,795	1,025,428
Spirax-Sarco Engineering PLC	90,605	4,131,198
Spirent Communications PLC	1,381,156	1,658,336
Spirit Pub Co. PLC	1,239,701	2,107,293
St James’s Place PLC	860,810	10,259,887
St. Modwen Properties PLC	323,185	1,874,813
Stagecoach Group PLC	873,480	5,408,078
Stobart Group Ltd.	404,247	641,884
Stock Spirits Group PLC	258,183	1,259,814
SuperGroup PLC[a]	63,001	836,574
SVG Capital PLC[a]	264,753	1,808,622
Synergy Health PLC	110,659	3,307,064
Synthomer PLC	424,703	1,381,344
TalkTalk Telecom Group PLC	905,981	4,349,748
Taylor Wimpey PLC	6,519,321	12,349,036
Telecity Group PLC	376,856	4,645,442
Telecom plus PLC	103,903	2,347,155
Thomas Cook Group PLC[a]	2,856,707	5,676,312
Trinity Mirror PLC[a]	539,361	1,415,150
TT electronics PLC	287,511	770,457
Tullett Prebon PLC	579,162	2,632,390
UBM PLC	379,154	3,451,492
UDG Healthcare PLC	632,103	3,329,099
Ultra Electronics Holdings PLC	202,671	5,658,040
UNITE Group PLC (The)	509,639	3,481,525
Vectura Group PLC[a]	1,119,237	2,121,873
Vedanta Resources PLC	96,200	1,265,103
Vesuvius PLC	604,728	4,123,372
Victrex PLC	135,642	3,676,094
W.S. Atkins PLC	224,952	4,883,697
WH Smith PLC	292,509	5,264,665
Workspace Group PLC	151,555	1,591,783
Xaar PLC	138,399	615,541
Xchanging PLC	420,307	1,277,613
Xcite Energy Ltd.[a,b]	583,907	429,715

		776,892,447

TOTAL COMMON STOCKS
(Cost: $3,321,926,992)		3,495,857,389

PREFERRED STOCKS — 0.24%

AUSTRALIA — 0.07%
Gunns Ltd.[a]	4,914	—
Multiplex SITES Trust	31,771	2,408,680

		2,408,680

Security	Shares	Value

GERMANY — 0.12%
Biotest AG	13,886	$1,404,348
Draegerwerk AG & Co. KGaA[b]	10,276	999,729
Sartorius AG	16,821	1,833,528

		4,237,605
ITALY — 0.05%
Unipol Gruppo Finanziario SpA	433,463	1,927,955

		1,927,955

TOTAL PREFERRED STOCKS
(Cost: $8,472,184)		8,574,240

RIGHTS — 0.06%

FRANCE — 0.06%
Numericable Group SAa,b	70,112	2,078,374

		2,078,374
PORTUGAL — 0.00%
Mota-Engil SGPS SAa	374,818	5

		5

TOTAL RIGHTS
(Cost: $1,912,185)		2,078,379

SHORT-TERM INVESTMENTS — 6.96%

MONEY MARKET FUNDS — 6.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	231,834,491	231,834,491
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	13,408,935	13,408,935
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	235,078	235,078

		245,478,504

TOTAL SHORT-TERM INVESTMENTS
(Cost: $245,478,504)		245,478,504

TOTAL INVESTMENTS IN SECURITIES — 106.37%
(Cost: $3,577,789,865)		3,751,988,512
Other Assets, Less Liabilities — (6.37)%		(224,561,164)

NET ASSETS — 100.00%		$3,527,427,348

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

154

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 98.70%

AUSTRALIA — 8.11%
AGL Energy Ltd.	273,034	$	,261,559
ALS Ltd.	158,032		782,064
ASX Ltd.	76,041		2,405,574
AusNet Services	718,403		868,280
Australia and New Zealand Banking Group Ltd.	1,105,272		32,546,404
Bank of Queensland Ltd.	138,397		1,534,019
Bendigo and Adelaide Bank Ltd.	175,168		1,912,341
BGP Holdings PLC[a]	2,256,851		28
CFS Retail Property Trust Group[a]	859,299		1,586,181
Coca-Cola Amatil Ltd.	232,169		1,867,301
Cochlear Ltd.	7,497		484,092
Commonwealth Bank of Australia	227,766		16,112,610
Dexus Property Group	2,247,077		2,389,970
Federation Centres	584,885		1,398,390
Goodman Group	701,505		3,416,092
GPT Group (The)	685,916		2,484,032
Harvey Norman Holdings Ltd.	128,758		430,078
Incitec Pivot Ltd.	449,582		1,149,982
Insurance Australia Group Ltd.	942,004		5,398,702
Leighton Holdings Ltd.	40,675		785,143
Lend Lease Group	222,887		3,068,072
Metcash Ltd.	361,403		899,016
Mirvac Group	1,495,116		2,359,003
National Australia Bank Ltd.	947,835		29,151,823
Newcrest Mining Ltd.[a]	309,757		2,537,617
Orica Ltd.	149,940		2,715,025
QBE Insurance Group Ltd.	270,606		2,742,558
Rio Tinto Ltd.	175,763		9,333,087
Scentre Group[a]	2,155,103		6,705,950
Stockland	939,505		3,501,499
Suncorp Group Ltd.	180,642		2,326,191
Tabcorp Holdings Ltd.	311,661		1,114,977
Tatts Group Ltd.	565,012		1,723,361
Toll Holdings Ltd.	270,487		1,345,711
Treasury Wine Estates Ltd.	260,967		1,066,664
Westfield Corp.	821,576		5,719,551
Westpac Banking Corp.	1,252,237		38,282,928
Woodside Petroleum Ltd.	300,118		10,586,447
WorleyParsons Ltd.	82,943		988,618

			206,980,940
AUSTRIA — 0.26%
IMMOFINANZ AGa	397,817		1,202,201
IMMOFINANZ AG Escrow[a]	269,008		4
OMV AG	59,857		1,881,246
Raiffeisen International Bank Holding AG	48,076		1,025,190
Vienna Insurance Group AG	15,351		737,789
Voestalpine AG	45,815		1,834,269

			6,680,699
BELGIUM — 0.43%
Ageas	89,250		2,979,480
Belgacom SA	61,761		2,329,924
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	41,055		2,803,876
Groupe Bruxelles Lambert SA	32,249		2,878,841

			10,992,121

Security	Shares	Value

DENMARK — 0.45%
A.P. Moeller-Maersk A/S Class A	1,547	$3,512,802
A.P. Moeller-Maersk A/S Class B	1,904	4,435,621
TDC A/S	327,369	2,496,796
TrygVesta A/S	8,687	938,764

		11,383,983
FINLAND — 0.87%
Elisa OYJ	56,882	1,560,758
Fortum OYJ	180,642	4,184,776
Metso OYJ	29,512	962,475
Neste Oil OYJ	18,802	406,359
Nokian Renkaat OYJ	30,464	858,406
Orion OYJ Class B	39,627	1,344,983
Sampo OYJ Class A	180,047	8,610,426
Stora Enso OYJ Class R	115,787	953,832
UPM-Kymmene OYJ	216,818	3,428,240

		22,310,255
FRANCE — 10.47%
ALSTOM[a]	86,989	3,025,522
ArcelorMittal	408,170	5,338,978
Arkema SA	11,781	726,508
AXA SA	730,303	16,845,094
BNP Paribas SA	426,615	26,800,138
Bouygues SA	77,112	2,661,706
Cap Gemini SA	29,988	1,971,026
CNP Assurances SA	68,782	1,284,899
Compagnie Generale des Etablissements Michelin Class B	74,732	6,478,381
Credit Agricole SA	402,458	5,947,509
Electricite de France SA	97,580	2,879,177
Eurazeo	7,378	493,162
Fonciere des Regions	11,305	1,038,224
GDF Suez	583,457	14,148,767
Gecina SA	11,424	1,545,819
Icade	14,875	1,183,256
Imerys SA	14,042	1,006,509
Kering	30,464	5,876,019
Klepierre	41,055	1,774,605
Lagardere SCA	47,124	1,146,294
Natixis SA	133,875	921,017
Orange	747,677	11,910,965
PSA Peugeot Citroen SAa	157,675	1,868,438
Renault SA	39,151	2,905,368
Rexel SA	108,052	1,814,748
Sanofi	478,023	44,116,097
SCOR SE	62,475	1,913,040
Societe Generale	145,180	6,987,538
STMicroelectronics NV	131,852	878,685
Suez Environnement SA	114,597	1,928,261
Thales SA	18,921	938,526
Total SA	862,750	51,258,169
Unibail-Rodamco SE	39,627	10,150,674
Vallourec SA	21,777	799,433
Veolia Environnement	169,575	2,833,162
Vinci SA	194,565	11,085,467
Vivendi SA	486,353	11,867,128
Wendel	7,973	878,466

		267,226,775

155

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2014

Security	Shares	Value

GERMANY — 8.34%
Allianz SE Registered	184,331	$29,261,162
Axel Springer SE	15,946	874,870
BASF SE	371,042	32,653,079
Bayerische Motoren Werke AG	47,124	5,037,436
Daimler AG Registered	195,041	15,158,082
Deutsche Bank AG Registered	558,110	17,397,496
Deutsche Boerse AG	38,675	2,641,333
Deutsche Telekom AG Registered	1,256,878	18,928,411
Deutsche Wohnen AG Bearer	58,548	1,318,920
E.ON SE	809,200	13,920,120
Hannover Rueck SE Registered	24,038	2,002,494
HeidelbergCement AG	57,358	3,903,645
K+S AG Registered	69,496	1,938,649
Merck KGaA	17,850	1,611,793
Muenchener Rueckversicherungs-Gesellschaft AG Registered	69,972	13,750,718
Osram Licht AGa	17,731	621,136
ProSiebenSat.1 Media AG Registered	88,893	3,581,234
RTL Group SA	15,708	1,465,415
RWE AG	198,492	7,028,000
Siemens AG Registered	320,110	36,059,841
Telefonica Deutschland Holding AG	223,943	1,100,147
Volkswagen AG	11,662	2,479,542

		212,733,523
HONG KONG — 3.34%
Bank of East Asia Ltd. (The)	523,600	2,187,518
BOC Hong Kong (Holdings) Ltd.	1,487,500	4,948,615
Cheung Kong (Holdings) Ltd.	558,000	9,900,557
Cheung Kong Infrastructure Holdings Ltd.	238,000	1,737,002
CLP Holdings Ltd.	773,500	6,657,614
First Pacific Co. Ltd.	952,000	1,027,471
Hang Lung Properties Ltd.	865,088	2,699,496
Hang Seng Bank Ltd.	309,400	5,242,310
Henderson Land Development Co. Ltd.[b]	428,920	2,895,343
HKT Trust and HKT Ltd.	1,120,920	1,365,883
Hysan Development Co. Ltd.	238,000	1,084,859
Kerry Properties Ltd.	238,000	816,330
Link REIT (The)	902,500	5,300,814
MTR Corp. Ltd.	595,000	2,424,438
New World Development Co. Ltd.	2,059,000	2,585,963
NWS Holdings Ltd.	595,000	1,112,479
PCCW Ltd.	1,785,000	1,134,729
Power Assets Holdings Ltd.	595,000	5,742,695
Sino Land Co. Ltd.	1,190,000	1,967,170
Sun Hung Kai Properties Ltd.	658,000	9,808,232
Swire Pacific Ltd. Class A	241,000	3,160,421
Swire Properties Ltd.[b]	476,000	1,525,248
Techtronic Industries Co. Ltd.	535,987	1,675,996
Wharf Holdings Ltd. (The)[b]	595,419	4,399,307
Wheelock and Co. Ltd.	357,000	1,719,356
Wynn Macau Ltd.[b]	285,600	1,031,153
Yue Yuen Industrial (Holdings) Ltd.	297,500	997,395

		85,148,394

Security	Shares	Value

IRELAND — 0.26%
CRH PLC	301,665	$6,678,486
Irish Bank Resolution Corp. Ltd.[a]	246,432	3

		6,678,489
ISRAEL — 0.52%
Bank Hapoalim BM	202,895	1,034,671
Bank Leumi le-Israel BMa	183,379	650,832
Bezeq The Israel Telecommunication Corp. Ltd.	787,185	1,333,596
Israel Corp. Ltd. (The)[a,b]	1,071	525,263
Mizrahi Tefahot Bank Ltd.[a]	16,184	178,462
Teva Pharmaceutical Industries Ltd.	172,312	9,541,337

		13,264,161
ITALY — 2.85%
Assicurazioni Generali SpA	470,526	9,632,793
Atlantia SpA	108,171	2,547,917
Banco Popolare SCa	145,775	2,107,684
CNH Industrial NVa	250,019	2,036,118
Enel Green Power SpA	479,332	1,175,887
Enel SpA	2,657,508	13,551,443
Eni SpA	1,025,542	21,843,335
Finmeccanica SpA[a]	162,197	1,461,128
Intesa Sanpaolo SpA RNC	361,760	921,909
Mediobanca SpA[a]	245,259	2,157,141
Snam SpA	821,457	4,435,869
Telecom Italia SpA[a]	4,064,564	4,595,976
Telecom Italia SpA RNC	2,406,061	2,149,378
Terna SpA	614,159	3,091,771
UnipolSai SpA	366,282	982,078

		72,690,427
JAPAN — 20.69%
AEON Co. Ltd.	249,900	2,439,816
AEON Financial Service Co. Ltd.	23,800	487,655
Air Water Inc.	50,000	783,194
Aisin Seiki Co. Ltd.	83,300	2,712,145
Alfresa Holdings Corp.	47,600	596,141
ANA Holdings Inc.	238,000	546,463
Aozora Bank Ltd.	476,000	1,660,194
Asahi Glass Co. Ltd.	238,000	1,222,854
Asahi Kasei Corp.	357,000	2,872,114
Bank of Kyoto Ltd. (The)	119,000	1,006,307
Bank of Yokohama Ltd. (The)	476,000	2,705,988
Benesse Holdings Inc.	11,900	370,996
Bridgestone Corp.	95,200	3,100,868
Canon Inc.	453,800	13,718,641
Central Japan Railway Co.	59,500	8,760,069
Chiba Bank Ltd. (The)	357,000	2,490,290
Chubu Electric Power Co. Inc.[a]	119,000	1,402,779
Chugai Pharmaceutical Co. Ltd.	23,800	725,008
Chugoku Bank Ltd. (The)	60,500	881,825
Chugoku Electric Power Co. Inc. (The)	119,000	1,543,428
Dai Nippon Printing Co. Ltd.	238,000	2,297,096
Daicel Corp.	119,000	1,354,480
Daihatsu Motor Co. Ltd.	71,400	997,390
Daiwa House Industry Co. Ltd.	238,000	4,423,291
Daiwa Securities Group Inc.	714,000	5,483,734
Dena Co. Ltd.[b]	59,500	751,545
East Japan Railway Co.	83,300	6,423,697
Eisai Co. Ltd.	107,100	4,108,979
Electric Power Development Co. Ltd.	47,620	1,648,148
FUJIFILM Holdings Corp.	178,500	5,870,652

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2014

Security	Shares	Value

Fukuoka Financial Group Inc.	357,000	$1,789,697
Gunma Bank Ltd. (The)	124,000	759,895
Hachijuni Bank Ltd. (The)	135,000	811,650
Hankyu Hanshin Holdings Inc.	238,000	1,382,079
Hiroshima Bank Ltd. (The)	238,000	1,167,655
Hitachi Chemical Co. Ltd.	35,700	617,159
Hitachi Construction Machinery Co. Ltd.	35,700	711,739
Hitachi Ltd.	714,000	5,471,633
Hokuhoku Financial Group Inc.	476,000	942,616
Hokuriku Electric Power Co.	71,400	947,712
Honda Motor Co. Ltd.	654,500	20,311,364
Hoya Corp.	83,300	2,903,481
IBIDEN Co. Ltd.	47,600	693,800
Idemitsu Kosan Co. Ltd.	23,800	458,570
INPEX Corp.	345,100	4,318,945
Isetan Mitsukoshi Holdings Ltd.	59,500	793,475
ITOCHU Corp.	595,000	7,093,506
ITOCHU Techno-Solutions Corp.	11,900	469,185
Iyo Bank Ltd. (The)	95,200	997,815
J. Front Retailing Co. Ltd.	95,200	1,238,988
Japan Airlines Co. Ltd.	52,400	1,396,648
Japan Prime Realty Investment Corp.	357	1,305,651
Japan Real Estate Investment Corp.	357	1,936,185
Japan Retail Fund Investment Corp.	952	1,899,669
Japan Tobacco Inc.	440,300	14,791,221
JFE Holdings Inc.	214,200	4,157,702
Joyo Bank Ltd. (The)	238,000	1,250,453
JSR Corp.	71,400	1,261,068
JX Holdings Inc.	892,500	3,783,203
Kajima Corp.	238,000	1,044,521
Kamigumi Co. Ltd.	119,000	1,128,380
Kaneka Corp.	119,000	642,210
KDDI Corp.	119,000	7,669,372
Keio Corp.	119,000	891,664
Kirin Holdings Co. Ltd.	321,300	4,092,738
Kobe Steel Ltd.	1,190,000	1,857,633
Komatsu Ltd.	370,200	8,617,251
Konica Minolta Holdings Inc.	189,300	2,049,955
Kuraray Co. Ltd.	142,800	1,627,924
Kurita Water Industries Ltd.	23,800	511,858
Kyocera Corp.	131,600	5,922,323
Kyowa Hakko Kirin Co. Ltd.	119,000	1,350,234
Kyushu Electric Power Co. Inc.[a]	59,500	634,249
Marubeni Corp.	678,300	4,283,809
Marui Group Co. Ltd.	95,200	788,061
Maruichi Steel Tube Ltd.	11,900	278,114
McDonald’s Holdings Co. (Japan) Ltd.[b]	11,900	288,729
Medipal Holdings Corp.	59,500	651,764
Miraca Holdings Inc.	7,800	322,144
Mitsubishi Chemical Holdings Corp.	273,700	1,331,573
Mitsubishi Corp.	559,300	10,793,859
Mitsubishi Gas Chemical Co. Inc.	131,000	765,399
Mitsubishi Heavy Industries Ltd.	595,000	3,628,224
Mitsubishi Materials Corp.	476,000	1,456,385
Mitsubishi Motors Corp.	261,800	2,645,907
Mitsubishi Tanabe Pharma Corp.	95,200	1,425,813
Mitsubishi UFJ Financial Group Inc.	5,116,800	28,855,457
Mitsubishi UFJ Lease & Finance Co. Ltd.	202,300	1,035,816
Mitsui & Co. Ltd.	690,200	10,254,031
Mitsui O.S.K. Lines Ltd.	476,000	1,469,123
Mizuho Financial Group Inc.	9,246,300	16,495,785
MS&AD Insurance Group Holdings Inc.	190,408	4,004,164
Nagoya Railroad Co. Ltd.	119,000	503,153
NEC Corp.	1,062,000	3,656,679

Security	Shares	Value

NHK Spring Co. Ltd.	59,500	$533,406
Nikon Corp.	130,900	1,753,818
Nintendo Co. Ltd.	13,700	1,455,484
Nippon Building Fund Inc.	546	3,029,410
Nippon Electric Glass Co. Ltd.	140,000	639,401
Nippon Express Co. Ltd.	357,000	1,541,305
Nippon Prologis REIT Inc.	595	1,373,057
Nippon Steel & Sumitomo Metal Corp.	3,094,000	8,003,746
Nippon Telegraph and Telephone Corp.	154,700	9,510,659
Nippon Yusen K.K.	616,000	1,571,527
Nissan Motor Co. Ltd.	987,700	8,791,988
Nisshin Seifun Group Inc.	91,630	914,624
Nissin Foods Holdings Co. Ltd.	11,900	622,042
NOK Corp.	35,700	888,798
Nomura Holdings Inc.	491,500	2,958,952
Nomura Real Estate Holdings Inc.	23,800	412,288
Nomura Research Institute Ltd.	11,900	385,326
NTT DOCOMO Inc.	606,900	10,080,262
NTT Urban Development Corp.	23,800	263,465
Obayashi Corp.	119,000	806,744
Oji Holdings Corp.	357,000	1,257,883
Ono Pharmaceutical Co. Ltd.	16,700	1,659,498
ORIX Corp.	523,600	7,045,632
Osaka Gas Co. Ltd.	731,000	2,875,617
Otsuka Holdings Co. Ltd.	161,300	5,579,062
Panasonic Corp.	440,300	5,125,476
Resona Holdings Inc.	880,600	4,936,167
Ricoh Co. Ltd.	285,600	2,924,658
Rohm Co. Ltd.	37,900	2,254,966
Sankyo Co. Ltd.	23,800	855,573
SBI Holdings Inc.	47,600	529,479
Sekisui Chemical Co. Ltd.	119,000	1,436,216
Sekisui House Ltd.	214,200	2,602,385
Seven & I Holdings Co. Ltd.	107,100	4,089,872
Shimamura Co. Ltd.	11,900	1,026,475
Shin-Etsu Chemical Co. Ltd.	59,500	3,738,620
Shizuoka Bank Ltd. (The)	238,000	2,409,616
Showa Shell Sekiyu K.K.	35,700	300,937
Sony Financial Holdings Inc.	23,800	371,102
Stanley Electric Co. Ltd.	35,700	706,644
Sumitomo Chemical Co. Ltd.	357,000	1,203,746
Sumitomo Corp.	440,300	4,618,820
Sumitomo Heavy Industries Ltd.	119,000	645,395
Sumitomo Metal Mining Co. Ltd.	238,000	3,214,237
Sumitomo Mitsui Financial Group Inc.	512,600	20,116,709
Sumitomo Mitsui Trust Holdings Inc.	1,353,050	5,358,853
Sumitomo Rubber Industries Inc.	47,600	642,847
Suzuken Co. Ltd.	11,900	313,569
T&D Holdings Inc.	226,100	2,837,721
Taisho Pharmaceutical Holdings Co. Ltd.	11,900	825,851
Taiyo Nippon Sanso Corp.	23,000	203,113
Takashimaya Co. Ltd.	119,000	992,507
Takeda Pharmaceutical Co. Ltd.	321,300	13,770,000
Teijin Ltd.	357,000	856,634
Tobu Railway Co. Ltd.	238,000	1,186,762
Tohoku Electric Power Co. Inc.	178,500	2,186,169
Tokio Marine Holdings Inc.	273,700	8,576,853
Tokyo Electric Power Co. Inc.[a]	571,200	2,022,804
Tokyo Tatemono Co. Ltd.	165,000	1,390,884
Tokyu Corp.	238,000	1,545,551
TonenGeneral Sekiyu K.K.	119,000	1,032,844
Toppan Printing Co. Ltd.	238,000	1,585,888
Toshiba Corp.	1,666,000	7,186,812
Toyo Seikan Group Holdings Ltd.	59,500	700,062

157

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2014

Security	Shares	Value

Toyo Suisan Kaisha Ltd.	17,000	$581,553
Toyoda Gosei Co. Ltd.	23,800	450,078
Toyota Motor Corp.	392,700	22,762,273
Toyota Tsusho Corp.	83,300	2,043,397
Trend Micro Inc.	11,900	390,103
United Urban Investment Corp.	952	1,486,956
West Japan Railway Co.	71,400	3,372,401
Yamada Denki Co. Ltd.	345,100	1,086,662
Yamaguchi Financial Group Inc.	119,000	1,111,396
Yamaha Corp.	59,500	796,659
Yamato Holdings Co. Ltd.	47,600	1,001,848
Yamazaki Baking Co. Ltd.	3,000	36,716
Yokohama Rubber Co. Ltd. (The)	48,000	423,032

		527,842,737
NETHERLANDS — 1.67%
AEGON NV	733,516	5,968,132
Akzo Nobel NV	96,866	6,433,477
Corio NV	28,924	1,406,432
Delta Lloyd NV	82,858	1,886,798
Fugro NV CVA	29,631	409,114
ING Groep NV CVA[a]	779,569	11,144,402
Koninklijke Ahold NV	374,136	6,253,194
Koninklijke DSM NV	69,258	4,335,632
Koninklijke KPN NV	450,058	1,475,668
Wolters Kluwer NV	121,380	3,237,721

		42,550,570
NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	214,319	645,202
Contact Energy Ltd.	148,631	716,844
Fletcher Building Ltd.	85,680	573,194
Spark New Zealand Ltd.	745,654	1,830,040

		3,765,280
NORWAY — 1.41%
Aker Solutions ASA[a,c]	60,928	394,394
DNB ASA	393,771	7,226,815
Gjensidige Forsikring ASA	80,325	1,457,534
Orkla ASA	328,202	2,506,119
Seadrill Ltd.[b]	151,963	3,414,722
Statoil ASA	453,033	10,267,227
Subsea 7 SA	40,936	440,527
Telenor ASA	306,782	6,889,076
Yara International ASA	72,947	3,346,421

		35,942,835
PORTUGAL — 0.19%
Banco Comercial Portugues SA Registered[a]	7,081,455	798,512
Energias de Portugal SA	941,409	4,046,837

		4,845,349
SINGAPORE — 1.58%
Ascendas REIT	847,546	1,470,267
CapitaCommercial Trust	714,000	927,561
CapitaMall Trust Management Ltd.	952,800	1,460,145
City Developments Ltd.	33,000	242,590
DBS Group Holdings Ltd.	476,000	6,842,847

Security	Shares	Value

Golden Agri-Resources Ltd.	1,785,000	$722,054
Hutchison Port Holdings Trust	2,261,000	1,526,175
Keppel Corp. Ltd.	595,000	4,369,350
Keppel Land Ltd.	238,000	618,374
Oversea-Chinese Banking Corp. Ltd.	1,206,000	9,278,366
Singapore Press Holdings Ltd.[b]	472,000	1,571,498
Singapore Telecommunications Ltd.	3,213,000	9,447,795
UOL Group Ltd.[b]	238,000	1,194,166
Yangzijiang Shipbuilding	714,000	627,631

		40,298,819
SPAIN — 5.00%
Actividades de Construcciones y Servicios SA	73,185	2,709,544
Amadeus IT Holding SA Class A	55,216	2,026,978
Banco Bilbao Vizcaya Argentaria SA	1,207,684	13,478,765
Banco Santander SA	4,868,290	42,867,165
CaixaBank SA	733,222	3,997,064
Enagas SA	63,923	2,142,385
Ferrovial SA	112,891	2,302,662
Gas Natural SDG SA	145,775	4,202,582
Iberdrola SA	2,082,976	14,721,665
Mapfre SA	396,270	1,355,906
Red Electrica Corporacion SA	35,696	3,114,547
Repsol SA	416,381	9,293,800
Telefonica SA	1,658,860	24,930,246
Zardoya Otis SA	30,445	354,363

		127,497,672
SWEDEN — 2.71%
Boliden AB	55,692	915,877
Electrolux AB Class B	96,866	2,742,262
Husqvarna AB Class B	166,243	1,233,302
Investment AB Kinnevik Class B	94,724	2,993,945
Millicom International Cellular SA SDR	26,656	2,168,428
Nordea Bank AB	1,227,009	15,701,869
Securitas AB Class B	126,021	1,387,887
Skandinaviska Enskilda Banken AB Class A	611,422	7,816,023
Skanska AB Class B	153,272	3,110,902
Svenska Cellulosa AB Class B	119,357	2,662,861
Svenska Handelsbanken AB Class A	201,348	9,580,032
Swedbank AB Class A	364,259	9,613,159
Swedish Match AB	29,155	943,960
Tele2 AB Class B	128,639	1,628,793
TeliaSonera AB	953,190	6,575,501

		69,074,801
SWITZERLAND — 6.03%
Aryzta AG	18,088	1,538,264
Baloise Holding AG Registered	18,921	2,376,798
Credit Suisse Group AG Registered	613,088	16,294,655
Nestle SA Registered	455,651	33,329,347
Novartis AG Registered	602,378	55,891,065
Pargesa Holding SA Bearer	11,424	887,261
Swiss Life Holding AG Registered[a]	12,852	2,943,094
Swiss Prime Site AG Registered	11,900	903,829
Swiss Re AGa	142,324	11,490,025
Swisscom AG Registered	9,639	5,673,535
Transocean Ltd.[b]	147,084	4,329,461
Zurich Insurance Group AGa	60,452	18,265,304

		153,922,638

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

October 31, 2014

Security	Shares	Value

UNITED KINGDOM — 23.37%
Admiral Group PLC	78,183	$1,669,831
Anglo American PLC	562,513	11,847,655
Antofagasta PLC	103,649	1,164,905
AstraZeneca PLC	508,487	36,961,482
Aviva PLC	1,187,620	9,899,066
BAE Systems PLC	1,283,772	9,420,970
Barclays PLC	6,612,473	25,474,131
BHP Billiton PLC	848,351	21,858,245
BP PLC	7,436,310	53,417,408
British Land Co. PLC (The)	389,606	4,540,819
BT Group PLC	1,595,076	9,378,162
Carnival PLC	74,375	2,960,441
Centrica PLC	2,051,084	9,926,310
Cobham PLC	289,051	1,345,232
Direct Line Insurance Group PLC	594,524	2,625,170
Dixons Carphone PLC	394,485	2,494,172
Friends Life Group Ltd.	574,532	2,972,578
Glencore PLC[a]	2,136,645	10,935,172
Hammerson PLC	314,769	3,086,963
HSBC Holdings PLC	7,686,805	78,643,965
ICAP PLC	226,576	1,517,372
Imperial Tobacco Group PLC	386,631	16,768,923
Inmarsat PLC	81,396	892,016
Intu Properties PLC	360,893	1,965,382
Investec PLC	226,219	2,070,161
J Sainsbury PLC	501,109	1,968,170
Kingfisher PLC	957,950	4,636,040
Land Securities Group PLC	320,586	5,677,683
Legal & General Group PLC	2,390,710	8,835,230
Marks & Spencer Group PLC	657,118	4,275,595
National Grid PLC	1,505,231	22,299,397
Old Mutual PLC	1,979,803	6,128,892
Pearson PLC	330,225	6,181,229
Persimmon PLC[a]	60,095	1,406,571
Rexam PLC	273,105	2,079,771
Rio Tinto PLC	512,057	24,342,940
Royal Dutch Shell PLC Class A	1,582,581	56,600,414
Royal Dutch Shell PLC Class B	987,343	36,528,243
RSA Insurance Group PLC[a]	410,404	3,173,272
SEGRO PLC	304,640	1,853,011
Severn Trent PLC	95,200	3,040,020
SSE PLC	391,510	10,015,446
Standard Chartered PLC	993,293	14,931,360
Standard Life PLC	961,044	6,053,237
Tesco PLC	3,268,692	9,078,262
TUI Travel PLC	196,826	1,255,159
United Utilities Group PLC	278,936	3,813,253
Vodafone Group PLC	10,653,118	35,330,927
William Hill PLC	119,476	689,073
Wm Morrison Supermarkets PLC	852,040	2,110,133

		596,139,859

TOTAL COMMON STOCKS
(Cost: $2,396,561,707)		2,517,970,327

PREFERRED STOCKS — 0.82%

GERMANY — 0.82%
Bayerische Motoren Werke AG	22,015	1,761,425

Security	Shares	Value

Porsche Automobil Holding SE	61,642	$5,045,520
Volkswagen AG	66,045	14,071,266

		20,878,211

TOTAL PREFERRED STOCKS
(Cost: $21,319,007)		20,878,211

RIGHTS — 0.03%

SPAIN — 0.03%
Banco Santander SAa	4,868,290	927,121

		927,121

TOTAL RIGHTS
(Cost: $939,510)		927,121

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[d,e,f]	15,019,566	15,019,566
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[d,e,f]	868,708	868,708
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	172,106	172,106

		16,060,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,060,380)		16,060,380

TOTAL INVESTMENTS IN SECURITIES — 100.18%
(Cost: $2,434,880,604)		2,555,836,039
Other Assets, Less Liabilities — (0.18)%		(4,703,772)

NET ASSETS — 100.00%		$2,551,132,267

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

159

Schedule of Investments  (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.63%

AUSTRIA — 0.75%
Erste Group Bank AG	59,657	$1,518,056
IMMOEAST AG Escrow[a]	740	—
IMMOFINANZ AGa	206,152	622,991
IMMOFINANZ AG Escrow[a]	328	—
Raiffeisen International Bank Holding AG	25,063	534,453
Vienna Insurance Group AG	8,119	390,209

		3,065,709
BELGIUM — 1.47%
Ageas	47,302	1,579,108
Groupe Bruxelles Lambert SA	17,297	1,544,089
KBC Groep NVa	53,656	2,873,895

		5,997,092
DENMARK — 1.06%
Danske Bank A/S	140,494	3,852,390
TrygVesta A/S	4,589	495,912

		4,348,302
FINLAND — 1.12%
Sampo OYJ Class A	95,663	4,574,912

		4,574,912
FRANCE — 11.35%
AXA SA	388,300	8,956,488
BNP Paribas SA	226,979	14,258,918
CNP Assurances SA	36,712	685,808
Credit Agricole SA	213,918	3,161,272
Eurazeo	8,119	542,692
Fonciere des Regions	6,001	551,117
Gecina SA	6,001	812,015
Icade	7,766	617,759
Klepierre	21,180	915,507
Natixis SA	199,092	1,369,688
SCOR SE	32,829	1,005,253
Societe Generale	154,614	7,441,598
Unibail-Rodamco SE	20,827	5,334,951
Wendel	6,707	738,978

		46,392,044
GERMANY — 9.90%
Allianz SE Registered	98,134	15,578,035
Commerzbank AGa	207,211	3,119,271
Deutsche Bank AG Registered	295,461	9,210,159
Deutsche Boerse AG	41,301	2,820,677
Deutsche Wohnen AG Bearer	61,069	1,375,711
Hannover Rueck SE Registered	13,061	1,088,051
Muenchener Rueckversicherungs-Gesellschaft AG Registered	37,065	7,283,919

		40,475,823

Security	Shares	Value

IRELAND — 0.56%
Bank of Ireland[a]	5,879,568	$2,305,719

		2,305,719
ITALY — 6.25%
Assicurazioni Generali SpA	249,571	5,109,316
Banca Monte dei Paschi di Siena SpA[a]	930,861	709,096
Banco Popolare SCa	77,660	1,122,845
Exor SpA	21,180	922,141
Intesa Sanpaolo SpA	2,489,356	7,292,024
Intesa Sanpaolo SpA RNC	199,445	508,265
Mediobanca SpA[a]	128,845	1,133,238
UniCredit SpA	944,981	6,819,651
Unione di Banche Italiane SpA	183,207	1,433,478
UnipolSai SpA	194,503	521,503

		25,571,557
NETHERLANDS — 4.09%
AEGON NV	387,947	3,156,467
Corio NV	15,179	738,080
Delta Lloyd NV	44,471	1,012,670
ING Groep NV CVA[a]	825,314	11,798,354

		16,705,571
NORWAY — 1.13%
DNB ASA	209,329	3,841,781
Gjensidige Forsikring ASA	42,713	775,047

		4,616,828
PORTUGAL — 0.21%
Banco Comercial Portugues SA Registered[a,b]	7,542,551	850,506

		850,506
SPAIN — 11.17%
Banco Bilbao Vizcaya Argentaria SA	1,271,519	14,191,217
Banco de Sabadell SA	730,357	2,104,648
Banco Popular Espanol SA	382,234	2,186,662
Banco Santander SA	2,573,017	22,656,404
Bankia SAa	986,282	1,763,363
CaixaBank SA	384,064	2,093,675
Mapfre SA	198,033	677,604

		45,673,573
SWEDEN — 6.93%
Industrivarden AB Class C	31,417	548,081
Investment AB Kinnevik Class B	50,479	1,595,492
Investor AB Class B	97,428	3,478,325
Nordea Bank AB	650,579	8,325,372
Skandinaviska Enskilda Banken AB Class A	325,466	4,160,546
Svenska Handelsbanken AB Class A	106,959	5,089,053
Swedbank AB Class A	193,797	5,114,497

		28,311,366
SWITZERLAND — 11.07%
Baloise Holding AG Registered	10,237	1,285,940

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

October 31, 2014

Security	Shares	Value

Credit Suisse Group AG Registered	324,407	$8,622,091
Julius Baer Group Ltd.[a]	48,008	2,098,994
Pargesa Holding SA Bearer	6,707	520,908
Partners Group Holding AG	3,883	1,031,822
Swiss Life Holding AG Registered[a]	6,707	1,535,896
Swiss Prime Site AG Registered[a]	12,355	938,387
Swiss Re AGa	75,189	6,070,118
UBS AG Registered[a]	781,189	13,554,840
Zurich Insurance Group AGa	31,770	9,599,165

		45,258,161
UNITED KINGDOM — 32.57%
3i Group PLC	211,980	1,346,031
Aberdeen Asset Management PLC	196,621	1,365,207
Admiral Group PLC	41,301	882,106
Aviva PLC	630,105	5,252,060
Barclays PLC	3,508,467	13,516,146
British Land Co. PLC (The)	205,446	2,394,453
Direct Line Insurance Group PLC	320,524	1,415,300
Friends Life Group Ltd.	303,227	1,568,870
Hammerson PLC	167,675	1,644,401
Hargreaves Lansdown PLC	50,832	807,949
HSBC Holdings PLC	4,080,327	41,745,965
ICAP PLC	117,902	789,586
Intu Properties PLC	189,914	1,034,250
Investec PLC	117,196	1,072,477
Land Securities Group PLC	169,087	2,994,586
Legal & General Group PLC	1,264,799	4,674,256
Lloyds Banking Group PLC[a]	12,215,212	15,073,126
London Stock Exchange Group PLC	47,655	1,536,252
Old Mutual PLC	1,046,998	3,241,200
Prudential PLC	548,209	12,651,469
Royal Bank of Scotland Group PLC[a]	536,913	3,332,841
RSA Insurance Group PLC[a]	216,389	1,673,135
Schroders PLC	26,475	1,021,203
SEGRO PLC	158,497	964,078
Standard Chartered PLC	527,735	7,933,008
Standard Life PLC	510,791	3,217,271

		133,147,226

TOTAL COMMON STOCKS (Cost: $424,373,284)		407,294,389

RIGHTS — 0.12%

SPAIN — 0.12%
Banco Santander SAa	2,602,173	495,560

		495,560

TOTAL RIGHTS (Cost: $502,182)		495,560

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%c,[d,e]	928,662	928,662

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%c,[d,e]	53,712	$53,712
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	50,036	50,036

		1,032,410

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,032,410)		1,032,410

TOTAL INVESTMENTS IN SECURITIES — 100.00% (Cost: $425,907,876)		408,822,359
Other Assets, Less Liabilities — 0.00%		1,189

NET ASSETS — 100.00%		$408,823,548

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

161

Schedule of Investments  (Unaudited)

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.74%

BELGIUM — 3.58%
Anheuser-Busch InBev NV	144	$15,897
Belgacom SA	606	22,861
Colruyt SA	385	17,532
Groupe Bruxelles Lambert SA	546	48,741
Telenet Group Holding NVa	162	9,159
UCB SA	159	12,827

		127,017
DENMARK — 5.49%
Coloplast A/S Class B	654	56,914
Danske Bank A/S	312	8,555
Novo Nordisk A/S Class B	1,341	60,653
Novozymes A/S Class B	747	34,641
TDC A/S	1,431	10,914
TrygVesta A/S	177	19,128
William Demant Holding A/Sa	54	4,091

		194,896
FINLAND — 3.04%
Elisa OYJ	522	14,323
Fortum OYJ	1,692	39,197
Sampo OYJ Class A	1,137	54,375

		107,895
FRANCE — 9.99%
Aeroports de Paris	246	29,083
Bureau Veritas SA	681	16,834
Danone SA	472	32,064
Dassault Systemes SA	54	3,421
Essilor International SA	258	28,478
Eutelsat Communications SA	87	2,819
Iliad SA	60	13,118
L’Air Liquide SA	198	23,877
L’Oreal SA	243	38,087
Sanofi	450	41,530
SCOR SE	444	13,596
SES SA Class A FDR	1,299	44,838
Societe BIC SA	24	2,991
Sodexo	93	8,957
Total SA	447	26,558
Vivendi SA	1,167	28,475

		354,726
GERMANY — 10.60%
Bayer AG Registered	48	6,823
Beiersdorf AG	258	20,869
Celesio AG	201	6,623
Deutsche Telekom AG Registered	2,424	36,505
Fresenius Medical Care AG & Co. KGaA	873	63,986
Fresenius SE & Co. KGaA	918	47,214
Hannover Rueck SE Registered	144	11,996
Kabel Deutschland Holding AGa	174	23,545

Security	Shares	Value

Linde AG	99	$18,252
MAN SE	45	5,124
Merck KGaA	330	29,798
Muenchener Rueckversicherungs-Gesellschaft AG Registered	171	33,604
QIAGEN NVa	198	4,650
RTL Group SA	102	9,516
SAP SE	516	35,066
Telefonica Deutschland Holding AG	4,602	22,608

		376,179
IRELAND — 1.34%
Kerry Group PLC Class A	510	34,626
Ryanair Holdings PLC SP ADR[a]	231	12,830

		47,456
ITALY — 1.29%
Luxottica Group SpA	63	3,207
Snam SpA	7,071	38,183
Terna SpA	873	4,395

		45,785
LUXEMBOURG — 0.51%
Altice SAa	291	18,117

		18,117
NETHERLANDS — 2.28%
ASML Holding NV	87	8,660
Reed Elsevier NV	354	8,146
Unilever NV CVA	1,302	50,480
Ziggo NV	282	13,774

		81,060
NORWAY — 2.99%
Gjensidige Forsikring ASA	1,542	27,980
Statoil ASA	1,872	42,426
Telenor ASA	1,593	35,772

		106,178
PORTUGAL — 0.67%
Energias de Portugal SA	5,571	23,948

		23,948
SPAIN — 0.33%
Inditex SA	415	11,655

		11,655
SWEDEN — 2.27%
Hennes & Mauritz AB Class B	709	28,139
Investor AB Class B	68	2,428
Svenska Handelsbanken AB Class A	135	6,423
TeliaSonera AB	6,306	43,501

		80,491

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

SWITZERLAND — 18.68%
Barry Callebaut AG Registered	21	$21,972
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	6	30,086
EMS-Chemie Holding AG Registered	30	10,777
Givaudan SA Registered	30	49,966
Kuehne & Nagel International AG Registered	231	30,049
Nestle SA Registered	784	57,347
Novartis AG Registered	664	61,609
Partners Group Holding AG	144	38,265
Roche Holding AG Genusschein	192	56,595
Schindler Holding AG Participation Certificates	39	5,446
Schindler Holding AG Registered	186	25,162
SGS SA Registered	24	52,666
Swiss Prime Site AG Registered	483	36,685
Swiss Re AG	642	51,830
Swisscom AG Registered	96	56,506
Syngenta AG Registered	63	19,493
Zurich Insurance Group AG	195	58,918

		663,372
UNITED KINGDOM — 36.68%
Admiral Group PLC	1,176	25,117
Associated British Foods PLC	456	20,091
AstraZeneca PLC	777	56,479
Babcock International Group PLC	758	13,279
BP PLC	6,555	47,087
British American Tobacco PLC	957	54,307
British Land Co. PLC (The)	1,758	20,489
British Sky Broadcasting Group PLC	3,876	54,941
BT Group PLC	4,059	23,865
Bunzl PLC	126	3,417
Capita PLC	162	2,843
Centrica PLC	10,056	48,666
Compass Group PLC	3,162	50,891
Diageo PLC	1,617	47,548
Direct Line Insurance Group PLC	8,313	36,707
GlaxoSmithKline PLC	2,063	46,784
Hammerson PLC	303	2,972
HSBC Holdings PLC	5,319	54,419
Imperial Tobacco Group PLC	822	35,652
Intertek Group PLC	420	18,290
J Sainsbury PLC	282	1,108
Land Securities Group PLC	3,165	56,053
National Grid PLC	3,798	56,266
Next PLC	249	25,674
Reckitt Benckiser Group PLC	666	55,939
Reed Elsevier PLC	1,596	26,223
Royal Dutch Shell PLC Class A	1,422	50,857
Royal Dutch Shell PLC Class B	1,296	47,947
SABMiller PLC	394	22,220
Severn Trent PLC	537	17,148
Shire PLC	267	17,783
Smith & Nephew PLC	3,597	60,827
SSE PLC	2,136	54,642
Standard Chartered PLC	672	10,102
Tesco PLC	2,295	6,374
Unilever PLC	1,209	48,626
United Utilities Group PLC	3,333	45,564

Security	Shares	Value

Vodafone Group PLC	10,563	$35,032

		1,302,229

TOTAL COMMON STOCKS (Cost: $3,774,411)		3,541,004

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	581	581

		581

TOTAL SHORT-TERM INVESTMENTS (Cost: $581)		581

TOTAL INVESTMENTS IN SECURITIES — 99.76% (Cost: $3,774,992)		3,541,585
Other Assets, Less Liabilities — 0.24%		8,443

NET ASSETS — 100.00%		$3,550,028

FDR  —  Fiduciary Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

163

Schedule of Investments  (Unaudited)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.03%

AUSTRALIA — 0.00%
AED Oil Ltd.[a]	11,395	$—
Nexus Energy Ltd.[a]	72,122	1

		1
AUSTRIA — 1.71%
AMAG Austria Metall AGb	289	9,260
ams AG	2,397	85,674
Austria Technologie & Systemtechnik AG	1,020	11,793
BUWOG AG	1,717	31,687
C.A.T. oil AG	765	14,569
CA Immobilien Anlagen AG	2,635	50,429
conwert Immobilien Invest SE	2,074	22,968
DO & Co. AG	153	9,240
EVN AG	1,275	16,134
Flughafen Wien AG	374	34,319
Kapsch TrafficCom AGa	238	5,005
Lenzing AGc	289	16,660
Mayr-Melnhof Karton AG	306	32,806
Oesterreichische Post AG	1,173	57,206
Palfinger AG	493	11,489
RHI AG	799	20,467
S IMMO AG	1,768	13,612
Schoeller-Bleckmann Oilfield Equipment AG	425	36,656
Semperit AG Holding	357	17,659
UNIQA Insurance Group AG	4,267	47,506
Wienerberger AG	4,063	49,124
Zumtobel Group AG	986	17,375

		611,638
BELGIUM — 2.55%
Ablynx NVa	2,244	22,464
Ackermans & van Haaren NV	833	103,834
Agfa-Gevaert NVa	6,222	15,685
Arseus NV	1,088	43,485
Barco NV	391	28,805
Befimmo SA	697	53,706
bpost SA	2,159	53,438
Cofinimmo SA	578	67,088
Compagnie d’Entreprises CFE SA	272	29,403
Compagnie Maritime Belge SA	486	9,505
Econocom Group SA/NV	2,040	13,176
Elia System Operator SA	1,020	50,556
Euronav SAa	2,788	29,517
EVS Broadcast Equipment SA	493	15,955
Exmar NV	1,071	14,948
Galapagos NVa	952	13,287
GIMV NV	714	32,428
Ion Beam Applications SAa	714	12,461
KBC Ancora SCA[a]	1,122	32,452
Kinepolis Group NV	544	21,776
Melexis NV	697	31,783
Mobistar SAa	1,037	22,217
NV Bekaert SA	1,343	42,150
Nyrstar NVa	13,022	43,888

Security	Shares	Value

RHJ International SAa	2,686	$14,646
SA D’Ieteren NV	797	28,843
Tessenderlo Chemie NVa	867	22,464
ThromboGenics NVa,c	1,156	10,163
Viohalco SAa	1,598	5,152
Warehouses De Pauw SCA	425	30,346

		915,621
DENMARK — 3.27%
ALK-Abello A/S	219	24,662
Alm. Brand A/Sa	2,975	16,225
Auriga Industries A/S Class Ba	510	26,312
Bang & Olufsen A/S Class Ba,c	1,428	11,057
Bavarian Nordic A/Sa	918	28,432
Christian Hansen Holding A/S	3,485	140,201
D/S Norden A/Sc	935	24,552
DFDS A/S	255	21,590
FLSmidth & Co. A/Sc	1,700	76,975
Genmab A/Sa	1,479	64,454
GN Store Nord A/S	5,542	128,922
IC Group A/S	272	6,959
Jyske Bank A/S Registered[a]	2,482	133,691
Matas A/S	1,139	25,020
NKT Holding A/S	833	43,172
PER Aarsleff A/S Class B	68	11,309
Rockwool International A/S Class B	238	34,633
Royal Unibrew A/Sa	306	49,963
Schouw & Co. A/S	425	18,815
SimCorp A/S	1,462	44,051
Solar Holdings A/S Class B	238	11,017
Spar Nord Bank AS	3,281	33,137
Sydbank A/Sa	2,470	78,330
Topdanmark A/Sa	3,264	103,840
United International Enterprises Ltd.	85	15,138

		1,172,457
FINLAND — 2.37%
Amer Sports OYJ Class A	4,114	78,708
Cargotec Corp. OYJ Class Bc	1,326	39,906
Caverion Corp.	3,604	28,944
Citycon OYJ	9,367	30,279
Cramo OYJ	1,207	17,557
F-Secure OYJ	3,213	7,850
Huhtamaki OYJ	2,992	75,798
Kemira OYJ	3,502	45,193
Kesko OYJ Class B	2,244	84,964
Konecranes OYJ	1,649	46,093
Metsa Board OYJ Class B	5,865	26,160
Oriola-KD OYJ Class Ba	3,893	12,877
Outokumpu OYJ[a,c]	6,494	36,662
Outotec OYJ[c]	5,729	37,863
PKC Group OYJ	765	15,316
Ramirent OYJ	2,244	17,881
Sanitec Corp.	2,074	26,555
Sanoma OYJ	2,839	16,319
Sponda OYJ	7,378	33,740
Stockmann OYJ Abp Class B	1,071	11,849
Technopolis OYJ	3,519	17,856
Tieto OYJ	1,802	45,629
Uponor OYJ	1,972	26,190
Valmet OYJ	4,403	46,504
YIT OYJ	3,536	23,569

		850,262

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

FRANCE — 6.55%
Akka Technologies SA	306	$10,006
Albioma SA	663	14,362
Altamir Amboise SCA	1,309	16,400
ALTEN	901	38,517
Altran Technologies SA	5,134	50,398
Aperam[a]	1,632	46,876
APRIL SA	561	8,399
Belvedere SAa	969	13,525
Beneteau SAa	1,326	19,604
Boiron SA	289	25,694
Bonduelle SCA	527	13,272
BOURBON SA	714	18,518
CGG[a,c]	5,763	33,272
Club Mediterranee SAa	748	21,077
Compagnie Plastic Omnium SA	2,176	49,455
Derichebourg	3,519	8,818
Eiffage SA	1,479	78,541
Eramet[a]	202	18,754
Etablissements Maurel et Prom[a]	3,230	38,635
Euler Hermes Group	510	49,943
Eurofins Scientific SE	323	81,605
Faiveley Transport SA	255	15,336
Faurecia	2,159	69,762
FFP[a]	255	15,451
GameLoft SAa	2,839	14,584
Genfit[a]	612	31,361
Groupe Fnac[a]	408	17,099
Guerbet	187	8,697
Havas SA	9,367	75,697
Ingenico SA	1,581	157,417
Innate Pharma SAa	1,309	12,054
Interparfums SA	357	8,570
Ipsen SA	1,156	56,833
Ipsos SA	1,241	32,178
Jacquet Metal Service SA	515	8,788
Korian-Medica	1,263	45,684
LISI	595	14,917
M6-Metropole Television	2,091	36,167
Mercialys	1,768	39,042
Mersen	544	13,086
Montupet	221	17,131
MPI	3,162	13,192
Naturex[c]	221	15,367
Neopost SA	1,224	84,974
Nexans SAa	1,059	32,301
Nexity	969	34,771
Orpea SA	1,275	77,684
Rallye SA	816	31,560
Rubis SCA	1,207	70,970
Saft Groupe SA	935	27,764
Sartorius Stedim Biotech SA	153	27,891
SEB SA	799	65,360
Societe Television Francaise 1	4,097	60,905
Soitec SAa,c	7,028	17,435
Solocal Group[a,c]	33,456	20,539
Sopra Group SA	493	36,943
Stallergenes SA	153	9,594
Tarkett SA	697	20,081
Technicolor SA Registered[a]	10,098	59,552

Security	Shares	Value

Teleperformance SA	2,006	$126,319
Trigano SAa	340	6,880
Ubisoft Entertainment SAa	3,366	60,855
Valneva SEa	1,292	7,123
Vicat SA	629	42,997
Vilmorin & Cie SA	204	20,460
Virbac SA	153	34,208

		2,351,250
GERMANY — 10.09%
Aareal Bank AG	1,666	71,324
Air Berlin PLC[a,c]	4,187	6,195
AIXTRON SEa	3,791	46,125
Alstria Office REIT AG	2,635	32,664
Amadeus Fire AG	187	13,252
Aurelius AG	731	25,388
Aurubis AG	1,190	62,009
Bauer AGa	605	9,361
BayWa AG Registered	510	20,150
Bechtle AG	510	39,623
Bertrandt AG	170	22,205
Bijou Brigitte modische Accessoires AG	153	10,543
Bilfinger Berger SE	1,632	105,242
Borussia Dortmund GmbH & Co. KGaA	2,397	12,683
CANCOM SE	493	20,127
Carl Zeiss Meditec AG Bearer	1,156	31,103
Cewe Stiftung & Co. KGAA	204	13,411
Comdirect Bank AG	1,088	10,999
CompuGroup Medical AG	867	19,879
CTS Eventim AG & Co. KGaA	1,496	39,436
Delticom AGc	248	5,166
Deutsche Beteiligungs AG	425	11,624
Deutsche EuroShop AG	1,496	66,848
DEUTZ AG	3,145	14,130
Dialog Semiconductor PLC[a]	2,482	85,268
DIC Asset AG	1,632	13,732
DMG MORI SEIKI AG	2,465	62,895
DO Deutsche Office AGa	2,686	9,793
Drillisch AG	1,496	51,900
Duerr AG	901	63,070
ElringKlinger AG	1,134	34,603
Evotec AGa,c	3,655	13,413
Freenet AG	4,471	116,992
GAGFAH SAa	7,497	139,956
Gerresheimer AG	1,105	61,394
Gerry Weber International AG	884	35,475
Gesco AG	136	12,009
Grammer AG	391	14,270
H&R AGa	831	7,132
Hamborner REIT AG	1,649	16,941
Hamburger Hafen und Logistik AG	850	18,600
Heidelberger Druckmaschinen AGa,c	8,398	21,370
Homag Group AG	221	7,778
Indus Holding AG	816	37,414
Jenoptik AG	2,210	25,244
KION Group AGc	697	25,342
Kloeckner & Co. SEa	3,383	39,720
Kontron AGa	2,057	11,886
Krones AG	507	48,550
KUKA AG	1,020	64,090
KWS Saat AG	85	27,689
LEG Immobilien AG	1,892	130,495
LEONI AG	1,139	65,145

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

LPKF Laser & Electronics AGc	850	$10,847
Manz Automation AGa	102	8,332
MLP AG	2,363	11,990
MorphoSys AGa	782	74,198
MTU Aero Engines Holding AG	1,802	157,747
Nemetschek AG	170	16,907
Nordex SEa	2,244	37,899
NORMA Group SE	1,105	51,647
PATRIZIA Immobilien AGa	1,190	16,058
Pfeiffer Vacuum Technology AG	357	27,750
QSC AGc	3,570	6,888
Rational AG	119	37,229
Rheinmetall AG	1,377	59,090
Rhoen Klinikum AG	3,128	93,196
RIB Software AG	952	12,751
SAF-Holland SA	1,547	19,328
Salzgitter AG	1,394	41,935
SGL Carbon SEa	1,290	19,944
Sixt SE	408	13,166
SMA Solar Technology AGa	374	9,287
Software AG	2,159	54,222
Stada Arzneimittel AG	2,091	80,546
Stoeer Media SE	765	17,420
STRATEC Biomedical AG	170	9,009
Suedzucker AGc	2,890	40,174
Symrise AG	4,267	239,907
TAG Immobilien AG	4,114	48,101
Takkt AG	1,173	18,275
Tom Tailor Holding AGa	697	9,763
TUI AG	5,933	90,540
Vossloh AG	344	19,783
Wacker Chemie AG	544	65,588
Wacker Neuson SE	969	18,812
Wincor Nixdorf AG	1,054	48,372
Wirecard AG	4,097	146,577
XING AG	85	9,010
zooplus AGa	102	7,554

		3,621,495
HONG KONG — 0.01%
Boshiwa International Holding Ltd.[a]	20,000	2,579
China Hongxing Sports Ltd.[a]	198,000	1
Peace Mark Holdings Ltd.[a]	30,000	—
Real Gold Mining Ltd.[a]	27,000	—
Titan Petrochemicals Group Ltd.[a]	400,000	1

		2,581
IRELAND — 1.58%
Aer Lingus Group PLC	7,667	13,784
C&C Group PLC	11,883	52,913
FBD Holdings PLC	765	12,939
Glanbia PLC	6,086	85,859
Hibernia REIT PLC[a]	20,573	28,353
Irish Continental Group PLC	5,270	18,422
Kingspan Group PLC	4,981	77,884
Paddy Power PLC	1,530	111,566
Smurfit Kappa Group PLC	8,007	165,227

		566,947
ISRAEL — 0.04%
Africa Israel Investments Ltd.[a]	1	1

Security	Shares	Value

Plus500 Ltd.[c]	1,615	$13,190
Tower Semiconductor Ltd.[a]	1	3

		13,194
ITALY — 5.66%
A2A SpA	44,098	44,117
ACEA SpA	1,904	23,283
Aeroporto di Venezia Marco Polo Spa — SAVE	629	10,127
Amplifon SpA	3,383	19,819
Ansaldo STS SpA	4,250	48,775
Astaldi SpA	1,870	13,062
Autogrill SpA[a]	4,471	30,249
Autostrada Torino-Milano SpA	1,292	15,524
Azimut Holding SpA	3,519	82,183
Banca Carige SpA[a]	202,844	16,977
Banca Generali SpA	2,023	53,607
Banca IFIS SpA	731	12,850
Banca Popolare dell’Emilia Romagna SCa	16,813	127,865
Banca Popolare di Milano Scrl[a]	146,064	109,619
Banca Popolare di Sondrio Scrl	16,082	64,356
Beni Stabili SpA SIIQ	38,624	26,591
Brembo SpA[c]	1,003	33,213
Brunello Cucinelli SpA	731	14,782
Buzzi Unicem SpA	2,618	35,327
Cementir Holding SpA	1,615	9,672
CIR SpA[a]	13,651	13,666
COFIDE SpA[a]	16,048	7,500
Credito Emiliano SpA	3,060	23,521
Credito Valtellinese SCa	38,658	39,934
Danieli & C. Officine Meccaniche SpA	428	9,974
Danieli & C. Officine Meccaniche SpA RNC	1,530	27,604
Davide Campari-Milano SpA	10,166	73,047
De’Longhi SpA	1,802	35,175
DiaSorin SpA	816	31,530
EI Towers SpA[a]	629	31,523
ERG SpA	1,904	21,816
Esprinet SpA	1,122	9,257
Geox SpA[a,c]	2,922	8,925
Gruppo Editoriale L’Espresso SpA[a,c]	7,769	8,303
GTECH SpA	2,448	56,956
Hera SpA	20,704	54,474
Immobiliare Grande Distribuzione SpA	11,968	9,979
Indesit Co. SpA[a]	1,241	17,057
Industria Macchine Automatiche SpA	408	15,959
Interpump Group SpA	2,584	33,670
Iren SpA	16,711	20,163
Italcementi SpA	6,783	38,719
Italmobiliare SpA	255	6,070
Juventus Football Club SpA[a]	24,395	6,752
Maire Tecnimont SpA[a]	3,961	8,427
Marr SpA	1,258	20,033
Mediaset SpA[a]	24,786	82,729
Mediolanum SpA	7,837	52,679
Moncler SPA	3,519	48,763
Piaggio & C. SpA[a,c]	6,273	17,511
RCS MediaGroup SpA[a]	7,412	7,801
Recordati SpA	3,315	57,316
Reply SpA	170	12,524
Safilo Group SpA[a,c]	1,340	18,132
Salvatore Ferragamo SpA	1,785	42,134
Saras SpA[a]	9,231	9,414
Societa Cattolica di Assicurazioni Scrl[c]	2,023	31,303
Societa Iniziative Autostradali e Servizi SpA	2,397	23,981

166

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Sorin SpA[a]	12,512	$27,966
Tod’s SpA[c]	442	40,675
Trevi Finanziaria Industriale SpA[c]	2,873	10,316
Unipol Gruppo Finanziario SpA	7,123	34,359
Vittoria Assicurazioni SpA	935	10,297
World Duty Free SpA[a]	4,435	37,535
Yoox SpA[a]	1,768	32,629
Zignago Vetro SpA	1,462	10,065

		2,030,161
NETHERLANDS — 2.74%
Aalberts Industries NV	3,451	91,858
Accell Group NV	799	12,744
Amsterdam Commodities NV	578	12,977
Arcadis NV	2,074	63,729
ASM International NV	1,768	70,707
BE Semiconductor Industries NV	969	18,417
BinckBank NV	1,989	19,689
Brunel International NV	731	16,403
Corbion NV	2,346	37,844
Eurocommercial Properties NV	1,428	65,125
Grontmij NVa	2,635	12,113
Kendrion NV	442	12,322
Koninklijke BAM Groep NVc	8,381	20,088
Koninklijke Ten Cate NV	1,003	22,588
Koninklijke Wessanen NV	2,873	18,358
Nieuwe Steen Investments NV	4,641	23,049
Nutreco NV	2,448	122,546
PostNL NVa	15,317	64,922
Royal Imtech NVa,c	3,565	19,430
SBM Offshore NVa	6,613	82,697
TKH Group NV	1,224	37,081
TomTom NVa	3,502	25,369
USG People NV	2,278	22,804
VastNed Retail NV	663	30,266
Wereldhave NV	731	59,898

		983,024
NORWAY — 3.62%
Akastor ASA[c]	5,253	18,091
Aker ASA Class A	884	21,540
American Shipping ASA	1,581	10,304
Archer Ltd.[a,c]	9,078	8,741
Atea ASA	2,839	31,014
Austevoll Seafood ASA	3,179	20,625
Bakkafrost P/F	1,292	31,578
Borregaard ASA	3,247	22,605
BW LPG Ltd.[b]	2,601	24,619
BW Offshore Ltd.	11,509	14,099
Deep Sea Supply PLC	7,718	8,734
Det norske oljeselskap ASA[a,c]	3,502	22,617
DNO ASA[a,c]	21,403	51,994
Fred Olsen Energy ASA	1,207	12,864
Golden Ocean Group Ltd.[c]	12,733	15,475
Hexagon Composites ASA	2,295	9,553
Hoegh LNG Holdings Ltd.[a]	1,394	17,965
IDEX ASA[a]	8,823	4,248
Kongsberg Automotive ASA[a]	13,379	12,783
Kvaerner ASA	6,375	8,423
Leroey Seafood Group ASA	748	28,254
Marine Harvest ASA	10,710	151,504
Nordic Semiconductor ASA[a,c]	3,519	19,808

Security	Shares	Value

Norwegian Air Shuttle ASA[a,c]	986	$31,781
Norwegian Property ASA[a]	17,680	26,974
Ocean Yield ASA	1,479	9,048
Odfjell Drilling Ltd.	2,448	7,216
Opera Software ASA	4,607	57,596
Petroleum Geo-Services ASA[c]	7,837	38,831
Prosafe SE	8,330	38,127
REC Silicon ASA[a]	68,306	27,298
REC Solar ASA[a]	1,241	16,627
Salmar ASA	1,768	31,819
Schibsted ASA[c]	2,618	138,404
SpareBank 1 Nord-Norge	3,434	20,092
SpareBank 1 SMN	4,097	36,412
Stolt-Nielsen Ltd.	1,037	18,663
Storebrand ASA[a]	15,589	79,850
TGS-NOPEC Geophysical Co. ASA[c]	3,604	84,081
Thin Film Electronics ASA[a]	12,563	7,741
Tomra Systems ASA	6,069	45,398
Wilh Wilhelmsen ASA	2,227	16,197

		1,299,593
PORTUGAL — 0.75%
Altri SGPS SA	3,587	10,026
Banco BPI SAa,c,d	11,866	23,207
BANIF — Banco Internacional do Funchal SAa	1,398,437	12,615
CTT-Correios Portugal SA	3,621	33,527
Mota-Engil SGPS SA	3,420	17,911
NOS SGPS	6,239	35,746
Portucel SA	5,644	20,974
Portugal Telecom SGPS SA Registered[c]	20,553	33,656
Redes Energeticas Nacionais SA	5,882	18,225
Semapa — Sociedade de Investimento e Gestao SGPS SA	2,118	25,605
Sonae SGPS SA	28,441	38,093

		269,585
SINGAPORE — 0.00%
Jurong Technologies Industrial Corp. Ltd.[a]	60,000	—

		—
SOUTH KOREA — 0.03%
CNK International Co. Ltd.[a]	2,232	3,603
Meritz Finance Group Inc.	675	5,956

		9,559
SPAIN — 4.58%
Abengoa SA	1,768	7,797
Abengoa SA Class Bc	14,314	60,312
Acciona SAa	901	62,799
Acerinox SA	4,216	62,515
Almirall SAa	2,142	35,157
Atresmedia Corporacion de Medios de Comunicacion SA	2,380	34,858
Bankinter SA	23,460	193,465
Bolsas y Mercados Espanoles	2,076	78,863
Carbures Europe SAa	1,836	12,238
CIE Automotive SA	1,615	21,873
Construcciones y Auxiliar de Ferrocarriles SA	73	24,288
Corporacion Financiera Alba SA	527	29,032
Deoleo SAa	19,091	8,850
Duro Felguera SA	3,167	14,324

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Ebro Foods SA	2,827	$50,544
Ence Energia y Celulosa SA	5,491	11,867
FAES FARMA SA	8,959	20,766
Fomento de Construcciones y Contratas SAa,c	2,227	40,877
Gamesa Corporacion Tecnologica SAa	8,279	81,634
Grupo Catalana Occidente SA	1,564	47,088
Indra Sistemas SA	3,587	39,549
Inmobiliaria Colonial SAa	71,434	50,299
Jazztel PLC[a]	7,633	121,838
Liberbank SAa	50,269	42,828
Mediaset Espana Comunicacion SAa	6,443	80,652
Melia Hotels International SAc	1,785	17,824
NH Hotel Group SAa,c	6,001	27,368
Obrascon Huarte Lain SA	1,411	41,129
Papeles y Cartones de Europa SA	2,163	11,301
Promotora de Informaciones SAa	39,202	11,051
Prosegur Compania de Seguridad SA	9,792	57,416
Realia Business SAa	4,686	6,810
Sacyr SAa	11,407	49,921
Tecnicas Reunidas SA	1,105	54,340
Tubacex SA	3,009	12,780
Tubos Reunidos SA	3,043	8,902
Viscofan SA	1,564	91,785
Zeltia SAa	5,972	19,491

		1,644,431
SWEDEN — 7.20%
AAK AB	935	50,577
Active Biotech ABa,c	2,397	7,223
AF AB	2,261	34,143
Arcam ABa	476	10,999
Avanza Bank Holding AB	765	24,241
Axfood AB	678	41,641
Axis Communications ABc	1,445	39,307
B & B Tools AB Class B	833	15,590
Betsson AB	1,275	44,882
Bilia AB	595	16,804
Billerud AB	6,137	89,315
BioGaia AB Class B	493	12,524
Byggmax Group AB	1,870	11,573
Castellum AB	5,508	84,255
CDON Group ABa,c	2,713	7,332
Clas Ohlson AB Class B	1,700	29,289
Cloetta ABa	7,820	22,614
Concentric AB	1,427	17,403
Dios Fastigheter AB	1,445	9,744
Eniro ABa,c	3,298	3,610
Fabege AB	4,658	59,576
Fastighets AB Balder Class Ba	2,601	33,741
Fingerprint Cards ABa,c	1,955	10,435
Hakon Invest AB	2,686	107,073
Haldex AB	1,360	16,632
Hexpol AB	860	75,887
HIQ International AB	2,312	12,497
Holmen AB Class B	1,717	56,613
Hufvudstaden AB Class A	3,842	49,659
Industrial & Financial Systems Class B	595	18,493
Indutrade AB	1,088	43,813
Intrum Justitia AB	2,686	79,634
Investment AB Oresund[a]	578	12,263
JM AB	2,771	89,156
KappAhl ABa	1,955	10,831
Klovern AB	3,529	17,883

Security	Shares	Value

Kungsleden ABc	5,664	$35,131
LE Lundbergfortagen AB	1,394	58,376
Lindab International ABa	2,125	19,426
Loomis AB Class B	2,006	55,028
Meda AB Class A	7,939	104,062
Medivir ABa,c	1,003	16,908
Mekonomen AB	850	17,861
Modern Times Group MTG AB Class B	1,921	59,160
NCC AB Class B	3,026	88,691
Net Entertainment NE AB	935	28,807
Nibe Industrier AB Class B	2,907	76,994
Nobia AB	3,927	31,839
Nolato AB	680	15,667
Nordnet AB	2,992	10,512
Opus Group ABc	6,052	9,159
Orexo ABa	663	11,647
Oriflame Cosmetics SA SDR[c]	1,513	26,272
Peab AB	6,079	41,073
Ratos AB Class B	6,817	45,608
Rezidor Hotel Group ABa	3,230	14,142
Saab AB Class B	2,227	60,037
SAS ABa,c	5,304	8,135
SkiStar AB	1,020	11,647
SSAB AB Class Aa,c	7,446	53,881
SSAB AB Class Ba	6,630	42,448
Swedish Orphan Biovitrum ABa	5,168	59,011
Tethys Oil ABa	1,156	12,692
Trelleborg AB Class B	8,381	142,812
Unibet Group PLC SDR	884	50,828
Vostok Nafta Investment Ltd.[a]	3,315	21,188
Wallenstam AB Class B	3,019	45,365
Wihlborgs Fastigheter AB	2,448	42,756

		2,584,415
SWITZERLAND — 7.48%
AFG Arbonia-Forster Holding AG Registered	595	14,497
Allreal Holding AG Registered	476	62,959
Ascom Holding AG Registered	1,416	20,745
Autoneum Holding AGa	100	16,624
Banque Cantonale Vaudoise Registered	102	54,580
Basilea Pharmaceutica AG Registered[a]	323	29,332
BKW AG	476	14,318
Bossard Holding AG	204	20,624
Bucher Industries AG Registered	248	62,873
Burckhardt Compression Holding AG	102	43,611
Burkhalter Holding AG	136	11,516
Cembra Money Bank AG	748	42,162
Clariant AG Registered	10,336	179,883
Comet Holding AG Registered	34	22,644
Cosmo Pharmaceuticals SpA	153	24,100
Daetwyler Holding AG Bearer	238	30,119
Dufry AG Registered[a]	1,003	144,335
EFG International AG	1,836	19,057
Emmi AG	85	29,939
Evolva Holding SAa	8,279	10,494
Flughafen Zurich AG Registered	136	86,550
Forbo Holding AG Registered[a]	51	52,910
Galenica Holding AG Registered	153	130,832
GAM Holding AG	5,746	97,911
Gategroup Holding AGa	901	20,268
Georg Fischer AG Registered[a]	136	78,354
Helvetia Holding AG Registered	231	109,626
Huber & Suhner AG Registered	476	23,467

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Implenia AG Registered	527	$28,364
Inficon Holding AG Registered	68	21,196
Intershop Holdings AG Bearer	34	12,541
Kaba Holding AG Class B Registered	107	50,946
Komax Holding AG Registered	119	17,508
Kudelski SA Bearer	1,309	16,661
Kuoni Reisen Holding AG Class B Registered[a]	119	32,394
Leonteq AG	136	29,575
Logitech International SA Registered	5,423	76,630
Meyer Burger Technology AGa,c	3,111	26,150
Mobimo Holding AG Registered	238	46,861
Nobel Biocare Holding AG Registered[a]	4,301	75,970
OC Oerlikon Corp. AG Registered[a]	6,358	80,264
Orascom Development Holding AGa	408	7,122
Panalpina Welttransport Holding AG Registered	459	59,375
PSP Swiss Property AG Registered	1,428	122,406
Rieter Holding AG Registered[a]	119	21,922
Schmolz + Bickenbach AG Registered[a]	19,601	23,624
Schweiter Technologies AG Bearer	34	24,481
Siegfried Holding AG Registered	136	20,899
St Galler Kantonalbank AG Registered	85	30,734
Straumann Holding AG Registered	357	87,836
Swisslog Holding AG Registered[a]	6,018	8,379
Swissquote Group Holding SA Registered	357	11,128
Tecan AG Registered	362	38,139
Temenos Group AG Registered[a]	2,125	74,075
U-Blox AG	204	27,491
Valiant Holding AG Registered	561	49,050
Valora Holding AG Registered	102	21,111
Vetropack Holding AG Bearer	9	15,345
Vontobel Holding AG Registered	935	33,953
Zehnder Group AG Bearer	391	15,356
Zug Estates Holding AG Bearer	17	20,595

		2,682,411
UNITED KINGDOM — 38.80%
888 Holdings PLC	5,236	10,722
Abcam PLC	5,899	37,726
Advanced Computer Software Group PLC	15,164	26,201
Advanced Medical Solutions Group PLC	7,701	14,538
Afren PLC[a]	36,210	44,751
African Barrick Gold PLC	5,916	19,497
Al Noor Hospitals Group PLC	1,411	23,003
Alent PLC	7,382	39,918
Amerisur Resources PLC[a,c]	29,325	25,569
Amlin PLC	17,408	126,830
Anglo Pacific Group PLC	4,335	9,137
Anite PLC	11,186	15,614
AO World PLC[a,c]	5,797	15,386
Arrow Global Group PLC	5,695	23,188
Ashmore Group PLC	12,325	62,822
Ashtead Group PLC	17,561	293,311
Asia Resource Minerals PLC[a]	4,556	2,934
Avanti Communications Group PLC[a,c]	3,417	12,915
AVEVA Group PLC	2,227	54,726
Awilco Drilling PLC	527	7,416
Balfour Beatty PLC	23,902	58,774
Bank of Georgia Holdings PLC	1,139	46,649
Barratt Developments PLC	34,357	230,198
BBA Aviation PLC	15,657	88,598
Beazley PLC	17,221	72,184
Bellway PLC	4,233	118,445
Berendsen PLC	5,984	96,692

Security	Shares	Value

Berkeley Group Holdings PLC (The)	4,454	$162,467
Betfair Group PLC	2,737	52,983
Big Yellow Group PLC	4,658	40,726
Blinkx PLC[a,c]	14,858	6,656
Bodycote PLC	6,630	66,188
Booker Group PLC	51,323	115,199
Bovis Homes Group PLC	4,641	62,518
Brewin Dolphin Holdings PLC	9,605	43,626
Britvic PLC	8,568	93,280
BTG PLC[a]	12,614	152,363
Bwin.Party Digital Entertainment PLC[a]	26,095	37,427
Cable & Wireless Communications PLC	87,754	67,726
Cairn Energy PLC[a]	20,230	46,962
Cape PLC	4,352	18,938
Capital & Counties Properties PLC	25,959	141,702
Carillion PLC	14,892	79,242
Catlin Group Ltd.	12,580	107,977
Centamin PLC	38,845	31,819
Chemring Group PLC	6,936	27,048
Chesnara PLC	4,012	22,112
Chime Communications PLC	3,128	13,875
Cineworld Group PLC	6,851	36,718
Clarkson PLC	527	18,970
Clinigen Healthcare Ltd.[a]	1,819	13,590
Close Brothers Group PLC	5,219	122,238
COLT Group SAa	12,903	28,487
Computacenter PLC	3,026	29,991
Costain Group PLC	2,788	12,980
Crest Nicholson Holdings PLC	7,803	41,883
CSR PLC	5,899	79,086
Daily Mail & General Trust PLC Class A NVS	9,911	125,422
Dairy Crest Group PLC	4,709	31,378
Dart Group PLC	3,264	13,629
DCC PLC	2,907	162,498
De La Rue PLC	3,570	29,842
Debenhams PLC	40,409	41,957
Derwent London PLC	3,366	159,991
Devro PLC	5,853	25,563
Dialight PLC	1,122	15,437
Dignity PLC	1,870	46,970
Diploma PLC	3,723	41,426
Domino Printing Sciences PLC	3,910	37,720
Domino’s Pizza Group PLC	5,746	58,420
Drax Group PLC	14,161	134,687
DS Smith PLC	34,289	145,207
Dunelm Group PLC	3,145	42,441
DX Group PLC[a]	7,939	12,447
Electrocomponents PLC	15,232	55,756
Elementis PLC	15,963	67,396
EnQuest PLC[a]	24,922	27,671
Enterprise Inns PLC[a]	17,884	36,594
Entertainment One Ltd.	7,038	35,266
Essentra PLC	8,160	89,621
esure Group PLC	10,098	39,322
Evraz PLC	12,971	26,811
Faroe Petroleum PLC[a]	8,041	11,803
Fenner PLC	7,480	36,858
Ferrexpo PLC	5,321	7,164
Fidessa Group PLC	1,343	50,299
FirstGroup PLC[a]	42,381	76,075
Flybe Group PLC[a]	7,089	13,695
Foxtons Group PLC	7,803	20,997
Galliford Try PLC	3,014	59,021
Gem Diamonds Ltd.[a]	4,012	9,965

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

Genus PLC	2,159	$42,658
Globo PLC[a,c]	11,492	7,906
Go-Ahead Group PLC (The)	1,428	56,201
Grafton Group PLC Units	7,616	77,493
Grainger PLC	14,331	43,333
Great Portland Estates PLC	11,883	130,511
Greencore Group PLC	14,773	62,017
Greene King PLC	7,565	97,065
Greggs PLC	3,502	33,896
Gulf Keystone Petroleum Ltd.[a,c]	31,450	33,585
Halfords Group PLC	6,919	54,871
Halma PLC	13,090	130,469
Hansteen Holdings PLC	23,749	40,274
Hargreaves Services PLC	1,258	13,183
Hays PLC	48,739	96,143
Helical Bar PLC	3,791	21,273
Henderson Group PLC	37,281	125,729
Hikma Pharmaceuticals PLC	5,151	156,164
Hiscox Ltd.[c]	11,135	121,316
Hochschild Mining PLC[a]	6,664	10,549
Home Retail Group PLC	28,560	83,753
Homeserve PLC	10,319	56,955
Howden Joinery Group PLC	22,423	122,795
Hunting PLC	4,624	54,410
IG Group Holdings PLC	12,784	122,919
IGAS Energy PLC[a,c]	6,902	8,834
Imagination Technologies Group PLC[a,c]	7,650	23,284
Inchcape PLC	14,960	166,339
Infinis Energy PLC	3,842	13,264
Informa PLC	21,148	162,740
Innovation Group PLC	44,285	19,129
Intermediate Capital Group PLC	14,008	91,906
International Personal Finance PLC	8,330	64,741
Interserve PLC	5,236	53,067
ITE Group PLC	8,891	24,217
Jardine Lloyd Thompson Group PLC	4,556	69,427
JD Wetherspoon PLC	3,519	47,432
John Menzies PLC	1,751	13,874
John Wood Group PLC	13,090	138,636
Jupiter Fund Management PLC	14,484	82,864
Just Retirement Group PLC[a]	6,035	12,841
KAZ Minerals PLC[a,c]	9,452	34,810
Kcom Group PLC	17,969	26,735
Keller Group PLC	2,465	32,890
Kier Group PLC	1,921	45,792
Ladbrokes PLC	31,926	60,322
Laird PLC	9,299	46,863
Lancashire Holdings Ltd.	6,460	69,141
LondonMetric Property PLC	20,587	48,548
Lonmin PLC[a,c]	16,167	45,160
Lookers PLC	11,373	25,246
Majestic Wine PLC[c]	2,414	14,589
Man Group PLC	58,429	115,725
Marston’s PLC	19,839	47,863
Mears Group PLC	3,621	25,605
Michael Page International PLC	10,030	62,341
Micro Focus International PLC	4,913	77,972
Millennium & Copthorne Hotels PLC	5,168	46,962
Mitchells & Butlers PLC[a]	7,235	43,985
Mitie Group PLC	13,090	63,015
Mondi PLC	12,716	214,219
Moneysupermarket.com Group PLC	15,147	48,466
Monitise PLC[a,c]	58,514	30,424
Morgan Advanced Materials PLC	9,877	44,640

Security	Shares	Value

Morgan Sindall Group PLC	1,394	$15,366
Mothercare PLC[a,c]	5,361	15,009
Mulberry Group PLC[c]	969	11,270
N Brown Group PLC	5,406	28,991
Nanoco Group PLC[a,c]	6,698	12,296
National Express Group PLC	15,402	61,356
NewRiver Retail Ltd.	3,655	17,367
Northgate PLC	4,590	35,982
Ocado Group PLC[a,c]	16,218	64,529
Ophir Energy PLC[a]	18,683	55,386
Optimal Payments PLC[a]	5,593	39,438
Oxford Instruments PLC	1,938	33,485
Pace PLC	10,574	58,617
Pan African Resources PLC[c]	55,709	10,695
Paragon Group of Companies PLC (The)	10,642	61,462
Partnership Assurance Group PLC	5,933	9,919
Pennon Group PLC	12,393	165,257
Petra Diamonds Ltd.[a]	14,178	37,653
Phoenix Group Holdings[c]	6,664	80,280
Playtech Ltd.	6,613	74,693
Premier Farnell PLC	12,886	39,005
Premier Foods PLC[a]	25,432	13,427
Premier Oil PLC	18,139	74,842
Primary Health Properties PLC	3,774	21,283
Provident Financial PLC	4,896	166,292
QinetiQ Group PLC	22,746	73,472
Quadrise Fuels International PLC[a]	13,124	5,931
Quindell PLC[c]	12,818	27,479
Quintain Estates and Development PLC[a]	16,915	22,190
Redefine International PLC	30,685	25,429
Redrow PLC	8,245	38,108
Regus PLC	23,715	74,856
Renishaw PLC	1,139	32,399
Rentokil Initial PLC	63,818	125,786
Restaurant Group PLC (The)	6,953	75,252
Rightmove PLC	3,264	110,182
Rockhopper Exploration PLC[a,c]	10,829	12,734
Rotork PLC	3,026	123,691
RPC Group PLC	6,494	56,570
RPS Group PLC	8,034	30,128
Safestore Holdings PLC	6,613	22,006
Salamander Energy PLC[a]	9,350	15,856
Savills PLC	4,403	45,364
SDL PLC[a]	3,026	19,050
Senior PLC	14,399	61,622
Serco Group PLC	19,261	91,735
Shaftesbury PLC	9,571	109,635
Shanks Group PLC	14,467	22,509
SIG PLC	20,383	47,741
SOCO International PLC[a]	7,021	36,899
Spectris PLC	4,114	118,604
Speedy Hire PLC	18,853	18,700
Spirax-Sarco Engineering PLC	2,618	119,370
Spirent Communications PLC	21,709	26,066
Spirit Pub Co. PLC	23,426	39,820
St James’s Place PLC	17,986	214,373
St. Modwen Properties PLC	6,477	37,573
Stagecoach Group PLC	14,960	92,624
Stobart Group Ltd.	9,503	15,089
Stock Spirits Group PLC	7,038	34,342
SuperGroup PLC[a]	1,598	21,219
SVG Capital PLC[a]	8,840	60,389
Synergy Health PLC	2,040	60,966
Synthomer PLC	9,588	31,185

170

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

October 31, 2014

Security	Shares	Value

TalkTalk Telecom Group PLC	18,241	$87,578
Taylor Wimpey PLC	113,424	214,850
Telecity Group PLC	7,038	86,756
Telecom plus PLC	2,227	50,308
Thomas Cook Group PLC[a]	50,626	100,594
Tipp24 SE	255	12,251
Trinity Mirror PLC[a]	9,146	23,997
TT electronics PLC	5,831	15,626
Tullett Prebon PLC	7,803	35,466
Tungsten Corp. PLC[a]	3,094	14,788
UBM PLC	8,517	77,531
UDG Healthcare PLC	8,585	45,215
Ultra Electronics Holdings PLC	2,397	66,918
UNITE Group PLC (The)	7,505	51,269
Vectura Group PLC[a]	13,583	25,751
Vedanta Resources PLC	3,213	42,253
Vesuvius PLC	7,813	53,273
Victrex PLC	2,805	76,020
W.S. Atkins PLC	3,468	75,290
WH Smith PLC	4,182	75,269
Workspace Group PLC	3,791	39,817
Xaar PLC	2,771	12,324
Xchanging PLC	8,653	26,303
Xcite Energy Ltd.[a]	10,489	7,719

		13,919,256

TOTAL COMMON STOCKS
(Cost: $39,037,976)		35,527,881

PREFERRED STOCKS — 0.59%

GERMANY — 0.41%
Biotest AG	231	23,362
Draegerwerk AG & Co. KGaA[c]	289	28,116
Jungheinrich AG	561	31,629
Sartorius AG	323	35,208
Sixt SE	544	15,169
STO SE & Co. KGaA	85	14,207

		147,691
ITALY — 0.18%
Buzzi Unicem SpA	1,411	11,226
Italmobiliare SpA	578	9,269
Unipol Gruppo Finanziario SpA	9,435	41,965

		62,460

TOTAL PREFERRED STOCKS
(Cost: $224,367)		210,151

RIGHTS — 0.11%

FRANCE — 0.11%
Numericable Group SAa,c	1,309	38,803

		38,803

Security	Shares	Value

PORTUGAL — 0.00%
Mota-Engil SGPS SAa	4,855	$—

		—

TOTAL RIGHTS
(Cost: $34,777)		38,803

WARRANTS — 0.00%

ISRAEL — 0.00%
Tower Semiconductor Ltd. (Expires 06/27/17)[a]	1	2

		2

TOTAL WARRANTS
(Cost: $0)		2

SHORT-TERM INVESTMENTS — 6.18%

MONEY MARKET FUNDS — 6.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e],f,g	2,094,571	2,094,571
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e],f,g	121,147	121,147
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	2,311	2,311

		2,218,029

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,218,029)		2,218,029

TOTAL INVESTMENTS IN SECURITIES — 105.91%
(Cost: $41,515,149)		37,994,866
Other Assets, Less Liabilities — (5.91)%		(2,118,893)

NET ASSETS — 100.00%		$35,875,973

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

171

Schedule of Investments  (Unaudited)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.20%

AIR FREIGHT & LOGISTICS — 1.10%
Yamato Holdings Co. Ltd.	5,400	$113,655

		113,655
AIRLINES — 1.66%
ANA Holdings Inc.	42,000	96,435
Japan Airlines Co. Ltd.	2,800	74,630

		171,065
AUTO COMPONENTS — 2.46%
Aisin Seiki Co. Ltd.	200	6,512
Bridgestone Corp.	2,600	84,687
Denso Corp.	2,800	125,108
Toyota Industries Corp.	800	37,179

		253,486
AUTOMOBILES — 5.12%
Daihatsu Motor Co. Ltd.	400	5,588
Fuji Heavy Industries Ltd.	2,200	70,629
Honda Motor Co. Ltd.	3,000	93,100
Isuzu Motors Ltd.	1,000	12,774
Mazda Motor Corp.	400	9,084
Mitsubishi Motors Corp.	800	8,085
Nissan Motor Co. Ltd.	16,400	145,984
Suzuki Motor Corp.	600	19,554
Toyota Motor Corp.	2,800	162,298

		527,096
BEVERAGES — 1.91%
Asahi Group Holdings Ltd.	2,600	79,481
Kirin Holdings Co. Ltd.	1,400	17,833
Suntory Beverage & Food Ltd.	2,800	99,282

		196,596
BUILDING PRODUCTS — 0.50%
Asahi Glass Co. Ltd.	2,000	10,276
Daikin Industries Ltd.	400	24,313
LIXIL Group Corp.	800	17,127

		51,716
CHEMICALS — 2.97%
Asahi Kasei Corp.	12,000	96,542
Kuraray Co. Ltd.	2,000	22,800
Mitsubishi Chemical Holdings Corp.	1,600	7,784
Shin-Etsu Chemical Co. Ltd.	1,800	113,101
Toray Industries Inc.	10,000	65,894

		306,121
COMMERCIAL BANKS — 8.49%
Aozora Bank Ltd.	30,000	104,634

Security	Shares	Value

Bank of Yokohama Ltd. (The)	20,000	$113,697
Chiba Bank Ltd. (The)	10,000	69,756
Chugoku Bank Ltd. (The)	1,800	26,236
Joyo Bank Ltd. (The)	2,000	10,508
Mitsubishi UFJ Financial Group Inc.	21,600	121,810
Mizuho Financial Group Inc.	74,600	133,090
Resona Holdings Inc.	16,600	93,051
Seven Bank Ltd.	10,400	42,674
Sumitomo Mitsui Financial Group Inc.	3,000	117,733
Suruga Bank Ltd.	2,000	40,872

		874,061
COMMERCIAL SERVICES & SUPPLIES — 2.01%
PARK24 Co. Ltd.	4,200	62,753
Secom Co. Ltd.	2,400	144,529

		207,282
COMPUTERS & PERIPHERALS — 1.68%
Canon Inc.	4,200	126,968
FUJIFILM Holdings Corp.	1,200	39,467
Ricoh Co. Ltd.	600	6,144

		172,579
CONSTRUCTION & ENGINEERING — 0.33%
Chiyoda Corp.	2,000	20,088
Obayashi Corp.	2,000	13,559

		33,647
CONSTRUCTION MATERIALS — 0.07%
Taiheiyo Cement Corp.	2,000	7,208

		7,208
DIVERSIFIED CONSUMER SERVICES — 0.85%
Benesse Holdings Inc.	2,800	87,293

		87,293
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.55%
Nippon Telegraph and Telephone Corp.	2,600	159,843

		159,843
ELECTRIC UTILITIES — 0.09%
Chubu Electric Power Co. Inc.[a]	800	9,430

		9,430
ELECTRICAL EQUIPMENT — 0.50%
Nidec Corp.	800	51,537

		51,537
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.23%
Hamamatsu Photonics K.K.	400	17,912
Hitachi Ltd.	8,000	61,307
Hoya Corp.	2,200	76,683
Keyence Corp.	200	93,627
Kyocera Corp.	1,800	81,004

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

Murata Manufacturing Co. Ltd.	600	$65,323
Shimadzu Corp.	2,000	17,162
TDK Corp.	400	21,979

		434,997
FOOD & STAPLES RETAILING — 2.45%
AEON Co. Ltd.	2,600	25,384
FamilyMart Co. Ltd.	800	31,613
Lawson Inc.	1,200	80,389
Seven & I Holdings Co. Ltd.	3,000	114,563

		251,949
FOOD PRODUCTS — 3.65%
Ajinomoto Co. Inc.	6,000	112,555
Calbee Inc.	1,600	55,662
Meiji Holdings Co. Ltd.	200	16,502
Nissin Foods Holdings Co. Ltd.	1,400	73,182
Toyo Suisan Kaisha Ltd.	2,000	68,418
Yamazaki Baking Co. Ltd.	4,000	48,954

		375,273
GAS UTILITIES — 2.76%
Osaka Gas Co. Ltd.	32,000	125,882
Toho Gas Co. Ltd.	2,000	10,669
Tokyo Gas Co. Ltd.	26,000	147,458

		284,009
HEALTH CARE EQUIPMENT & SUPPLIES — 0.48%
Olympus Corp.[a]	800	27,938
Sysmex Corp.	400	16,824
Terumo Corp.	200	4,874

		49,636
HEALTH CARE PROVIDERS & SERVICES — 0.58%
Alfresa Holdings Corp.	800	10,019
Miraca Holdings Inc.	1,200	49,561

		59,580
HEALTH CARE TECHNOLOGY — 0.32%
M3 Inc.	2,000	32,862

		32,862
HOTELS, RESTAURANTS & LEISURE — 3.28%
McDonald’s Holdings Co. (Japan) Ltd.	5,200	126,167
Oriental Land Co. Ltd.	1,000	211,677

		337,844
HOUSEHOLD DURABLES — 1.36%
Nikon Corp.	600	8,039
Rinnai Corp.	200	17,502
Sekisui Chemical Co. Ltd.	2,000	24,138
Sekisui House Ltd.	4,400	53,457
Sony Corp.	2,000	36,965

		140,101

Security	Shares	Value

HOUSEHOLD PRODUCTS — 1.21%
Unicharm Corp.	5,400	$123,963

		123,963
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.40%
Electric Power Development Co. Ltd.	1,200	41,532

		41,532
INDUSTRIAL CONGLOMERATES — 0.42%
Toshiba Corp.	10,000	43,138

		43,138
INSURANCE — 0.24%
Tokio Marine Holdings Inc.	800	25,069

		25,069
INTERNET & CATALOG RETAIL — 0.28%
Rakuten Inc.	2,600	28,852

		28,852
INTERNET SOFTWARE & SERVICES — 0.07%
Yahoo! Japan Corp.	2,000	7,083

		7,083
IT SERVICES — 1.68%
Fujitsu Ltd.	2,000	11,853
ITOCHU Techno-Solutions Corp.	600	23,657
Nomura Research Institute Ltd.	2,200	71,237
NTT Data Corp.	600	22,827
Otsuka Corp.	1,200	43,780

		173,354
LEISURE EQUIPMENT & PRODUCTS — 1.34%
Bandai Namco Holdings Inc.	1,400	33,743
Sankyo Co. Ltd.	1,000	35,949
Sega Sammy Holdings Inc.	1,000	15,503
Shimano Inc.	400	52,308

		137,503
MACHINERY — 0.71%
FANUC Corp.	400	68,222
Kurita Water Industries Ltd.	200	4,301

		72,523
MEDIA — 0.51%
Dentsu Inc.	800	28,866
Hakuhodo DY Holdings Inc.	600	5,839
Toho Co. Ltd.	800	18,112

		52,817
MULTILINE RETAIL — 0.76%
Don Quijote Holdings Co. Ltd.	600	35,270

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

J. Front Retailing Co. Ltd.	2,000	$26,029
Takashimaya Co. Ltd.	2,000	16,681

		77,980
OIL, GAS & CONSUMABLE FUELS — 1.65%
Idemitsu Kosan Co. Ltd.	400	7,707
JX Holdings Inc.	6,800	28,824
Showa Shell Sekiyu K.K.	1,400	11,802
TonenGeneral Sekiyu K.K.	14,000	121,511

		169,844
PERSONAL PRODUCTS — 1.79%
Kao Corp.	3,600	138,229
Shiseido Co. Ltd.	2,800	45,820

		184,049
PHARMACEUTICALS — 9.94%
Astellas Pharma Inc.	10,600	160,648
Chugai Pharmaceutical Co. Ltd.	2,800	85,295
Daiichi Sankyo Co. Ltd.	4,000	59,105
Eisai Co. Ltd.	3,600	138,117
Hisamitsu Pharmaceutical Co. Inc.	200	6,583
Kyowa Hakko Kirin Co. Ltd.	4,000	45,386
Mitsubishi Tanabe Pharma Corp.	5,400	80,876
Ono Pharmaceutical Co. Ltd.	400	39,748
Otsuka Holdings Co. Ltd.	4,400	152,188
Santen Pharmaceutical Co. Ltd.	800	46,813
Shionogi & Co. Ltd.	2,000	50,881
Sumitomo Dainippon Pharma Co. Ltd.	600	6,893
Taisho Pharmaceutical Holdings Co. Ltd.	200	13,880
Takeda Pharmaceutical Co. Ltd.	3,200	137,143

		1,023,556
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.25%
Japan Prime Realty Investment Corp.	12	43,887
Japan Real Estate Investment Corp.	16	86,776
Japan Retail Fund Investment Corp.	38	75,827
Nippon Building Fund Inc.	14	77,677
Nippon Prologis REIT Inc.	30	69,230
United Urban Investment Corp.	54	84,344

		437,741
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.68%
Daito Trust Construction Co. Ltd.	800	98,658
Daiwa House Industry Co. Ltd.	4,000	74,341

		172,999
ROAD & RAIL — 10.15%
Central Japan Railway Co.	800	117,783
East Japan Railway Co.	2,000	154,230
Hankyu Hanshin Holdings Inc.	16,000	92,913
Keikyu Corp.	4,000	32,791
Keio Corp.	6,000	44,958
Keisei Electric Railway Co. Ltd.	4,000	46,278
Kintetsu Corp.	16,000	55,091
Nagoya Railroad Co. Ltd.	16,000	67,651
Nippon Express Co. Ltd.	14,000	60,443

Security	Shares	Value

Odakyu Electric Railway Co. Ltd.	8,000	$74,073
Tobu Railway Co. Ltd.	18,000	89,755
Tokyu Corp.	6,000	38,964
West Japan Railway Co.	3,600	170,037

		1,044,967
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.12%
Tokyo Electron Ltd.	200	12,399

		12,399
SOFTWARE — 0.77%
Nintendo Co. Ltd.	200	21,248
Oracle Corp. Japan	1,000	38,089
Trend Micro Inc.	600	19,669

		79,006
SPECIALTY RETAIL — 4.09%
ABC-MART Inc.	1,000	56,643
Fast Retailing Co. Ltd.	200	72,013
Hikari Tsushin Inc.	400	26,118
Nitori Holdings Co. Ltd.	1,600	100,620
Shimamura Co. Ltd.	600	51,755
USS Co. Ltd.	7,000	108,586
Yamada Denki Co. Ltd.	1,800	5,668

		421,403
TOBACCO — 1.11%
Japan Tobacco Inc.	3,400	114,218

		114,218
TRADING COMPANIES & DISTRIBUTORS — 2.14%
ITOCHU Corp.	2,200	26,228
Marubeni Corp.	4,000	25,262
Mitsubishi Corp.	4,000	77,195
Mitsui & Co. Ltd.	2,800	41,599
Sumitomo Corp.	4,800	50,353

		220,637
TRANSPORTATION INFRASTRUCTURE — 0.37%
Kamigumi Co. Ltd.	4,000	37,929

		37,929
WIRELESS TELECOMMUNICATION SERVICES — 3.12%
KDDI Corp.	2,000	128,897
NTT DOCOMO Inc.	9,000	149,485
SoftBank Corp.	600	42,490

		320,872

TOTAL COMMON STOCKS
(Cost: $10,159,762)		10,212,300

174

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI JAPAN MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	789	$789

		789

TOTAL SHORT-TERM INVESTMENTS
(Cost: $789)		789

TOTAL INVESTMENTS IN SECURITIES — 99.21%
(Cost: $10,160,551)		10,213,089
Other Assets, Less Liabilities — 0.79%		80,929

NET ASSETS — 100.00%		$10,294,018

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

175

Schedule of Investments  (Unaudited)

iSHARES® MSCI KOKUSAI ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.52%

AUSTRALIA — 3.35%
AGL Energy Ltd.	11,556	$138,044
ALS Ltd.	6,184	30,603
Alumina Ltd.[a]	41,850	59,961
Amcor Ltd.	18,855	194,242
AMP Ltd.	47,970	246,669
APA Group	13,906	96,198
Asciano Ltd.	15,507	85,464
ASX Ltd.	3,385	107,085
Aurizon Holdings Ltd.	31,095	127,916
AusNet Services	37,890	45,795
Australia and New Zealand Banking Group Ltd.	44,055	1,297,266
Bank of Queensland Ltd.	6,228	69,032
Bendigo and Adelaide Bank Ltd.	7,066	77,141
BGP Holdings PLC[a]	38,252	—
BHP Billiton Ltd.	51,705	1,543,438
Boral Ltd.	14,130	61,605
Brambles Ltd.	25,515	213,736
Caltex Australia Ltd.	2,385	65,073
CFS Retail Property Trust Group[a]	32,805	60,555
Coca-Cola Amatil Ltd.	10,080	81,072
Cochlear Ltd.	945	61,020
Commonwealth Bank of Australia	25,965	1,836,815
Computershare Ltd.	7,740	83,479
Crown Resorts Ltd.	6,480	82,420
CSL Ltd.	7,650	539,226
Dexus Property Group	88,515	94,144
Federation Centres	25,290	60,465
Flight Centre Travel Group Ltd.	1,035	38,137
Fortescue Metals Group Ltd.	24,660	75,867
Goodman Group	25,965	126,441
GPT Group (The)	26,100	94,521
Harvey Norman Holdings Ltd.	11,385	38,028
Iluka Resources Ltd.	6,885	43,574
Incitec Pivot Ltd.	29,025	74,243
Insurance Australia Group Ltd.	36,180	207,351
James Hardie Industries SE	7,065	74,646
Leighton Holdings Ltd.	1,806	34,861
Lend Lease Group	8,100	111,498
Macquarie Group Ltd.	4,526	243,356
Metcash Ltd.	13,230	32,911
Mirvac Group	55,986	88,335
National Australia Bank Ltd.	37,800	1,162,585
Newcrest Mining Ltd.[a]	11,655	95,481
Orica Ltd.	6,300	114,077
Origin Energy Ltd.	18,045	226,344
Qantas Airways Ltd.[a]	19,935	29,438
QBE Insurance Group Ltd.	21,465	217,545
Ramsay Health Care Ltd.	2,385	109,517
REA Group Ltd.	720	28,606
Rio Tinto Ltd.	7,062	374,995
Santos Ltd.	15,840	179,611
Scentre Group[a]	85,344	265,562
Seek Ltd.	4,995	72,752
Sonic Healthcare Ltd.	6,798	111,621
Stockland	36,955	137,730
Suncorp Group Ltd.	20,340	261,925

Security	Shares	Value

Sydney Airport	17,145	$66,461
Tabcorp Holdings Ltd.	14,670	52,482
Tatts Group Ltd.	25,650	78,236
Telstra Corp. Ltd.	68,492	338,951
Toll Holdings Ltd.	9,675	48,135
TPG Telecom Ltd.	4,500	28,717
Transurban Group	28,835	206,063
Treasury Wine Estates Ltd.	11,565	47,270
Wesfarmers Ltd.	18,135	703,621
Westfield Corp.	33,120	230,571
Westpac Banking Corp.	49,545	1,514,671
Woodside Petroleum Ltd.	11,700	412,709
Woolworths Ltd.	19,845	627,975
WorleyParsons Ltd.	3,375	40,227

		16,426,111
AUSTRIA — 0.09%
Andritz AG	1,035	49,951
Erste Group Bank AG	4,573	116,366
IMMOEAST AG Escrow[a]	5,270	—
IMMOFINANZ AGa	13,292	40,168
OMV AG	2,430	76,373
Raiffeisen International Bank Holding AG	1,890	40,303
Vienna Insurance Group AG	540	25,953
Voestalpine AG	1,890	75,669

		424,783
BELGIUM — 0.52%
Ageas	3,369	112,469
Anheuser-Busch InBev NV	12,915	1,425,726
Belgacom SA	2,298	86,692
Colruyt SA	1,350	61,475
Delhaize Brothers and Co. “The Lion” (Delhaize Group) SA	1,620	110,639
Groupe Bruxelles Lambert SA	1,350	120,513
KBC Groep NVa	4,005	214,514
Solvay SA	990	134,828
Telenet Group Holding NVa	940	53,145
UCB SA	2,007	161,913
Umicore SA	1,782	69,749

		2,551,663
CANADA — 4.42%
Agnico-Eagle Mines Ltd.	3,690	86,927
Agrium Inc.	2,295	224,462
Alimentation Couche-Tard Inc. Class B	6,615	224,421
AltaGas Ltd.	1,800	74,238
ARC Resources Ltd.	4,815	113,515
ATCO Ltd. Class I NVS	1,305	53,013
Athabasca Oil Corp.[a,b]	5,490	17,773
Bank of Montreal	10,530	763,330
Bank of Nova Scotia (The)	19,395	1,187,319
Barrick Gold Corp.	18,945	224,830
Baytex Energy Corp.	2,655	81,102
BCE Inc.	4,472	198,522
BlackBerry Ltd.[a,b]	7,695	80,810
Bombardier Inc. Class B	25,110	82,627
Brookfield Asset Management Inc. Class A	8,821	431,642
CAE Inc.	5,805	74,348
Cameco Corp.	6,525	113,259
Canadian Imperial Bank of Commerce	6,480	591,359
Canadian National Railway Co.	13,275	935,590

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2014

Security	Shares	Value

Canadian Natural Resources Ltd.	17,280	$602,796
Canadian Oil Sands Ltd.	7,605	119,122
Canadian Pacific Railway Ltd.	2,835	589,480
Canadian Tire Corp. Ltd. Class A NVS	1,305	143,030
Canadian Utilities Ltd. Class A	2,160	74,641
Catamaran Corp.[a]	3,600	171,467
Cenovus Energy Inc.	12,375	306,123
CGI Group Inc. Class Aa,b	3,645	125,083
CI Financial Corp.	3,375	98,096
Crescent Point Energy Corp.	6,300	208,147
Dollarama Inc.	1,080	94,853
Eldorado Gold Corp.	10,755	58,762
Empire Co. Ltd. Class A	765	52,904
Enbridge Inc.	13,275	627,927
Encana Corp.	12,240	227,983
Enerplus Corp.	3,575	51,178
Fairfax Financial Holdings Ltd.	360	164,420
Finning International Inc.	2,385	61,558
First Capital Realty Inc.	1,530	24,983
First Quantum Minerals Ltd.	9,720	146,561
Fortis Inc.	3,330	108,455
Franco-Nevada Corp.	2,520	117,926
George Weston Ltd.	810	66,154
Gildan Activewear Inc.	1,890	112,550
Goldcorp Inc.	13,410	251,560
Great-West Lifeco Inc.	4,500	126,045
H&R Real Estate Investment Trust	1,260	25,067
Husky Energy Inc.	5,265	127,066
IGM Financial Inc.	1,890	75,570
Imperial Oil Ltd.	4,860	233,765
Industrial Alliance Insurance and Financial Services Inc.	1,305	52,573
Intact Financial Corp.	2,025	135,730
Inter Pipeline Ltd.	4,950	155,904
Keyera Corp.	1,260	100,201
Kinross Gold Corp.[a]	18,540	39,630
Loblaw Companies Ltd.	3,600	187,496
Magna International Inc. Class A	3,465	341,875
Manulife Financial Corp.	29,615	561,856
MEG Energy Corp.[a]	2,295	55,367
Methanex Corp.	1,530	90,895
Metro Inc. Class A	1,530	107,478
National Bank of Canada	5,310	248,109
New Gold Inc.[a,b]	8,595	31,180
Onex Corp.	1,575	88,833
Open Text Corp.	2,070	114,291
Pacific Rubiales Energy Corp.	4,725	71,245
Pembina Pipeline Corp.	5,310	220,228
Pengrowth Energy Corp.	7,785	31,418
Penn West Petroleum Ltd.	7,200	32,569
Peyto Exploration & Development Corp.	2,385	67,291
Potash Corp. of Saskatchewan Inc.	13,554	462,479
Power Corp. of Canada	5,445	143,629
Power Financial Corp.	3,645	106,720
RioCan Real Estate Investment Trust	2,340	55,104
Rogers Communications Inc. Class B	5,985	224,972
Royal Bank of Canada	23,625	1,676,559
Saputo Inc.	3,960	112,325
Shaw Communications Inc. Class B	6,210	159,402
Silver Wheaton Corp.	5,625	97,737
SNC-Lavalin Group Inc.	2,385	102,723
Sun Life Financial Inc.	9,945	353,625
Suncor Energy Inc.	23,580	836,996
Talisman Energy Inc.	17,595	112,207
Teck Resources Ltd. Class B	9,495	149,990

Security	Shares	Value

TELUS Corp. NVS	4,436	$158,916
Thomson Reuters Corp.	6,165	229,277
Tim Hortons Inc.	2,160	174,953
Toronto-Dominion Bank (The)	29,475	1,450,156
Tourmaline Oil Corp.[a,b]	2,649	94,992
TransAlta Corp.	4,005	38,933
TransCanada Corp.	11,520	567,596
Turquoise Hill Resources Ltd.[a,b]	13,775	46,183
Valeant Pharmaceuticals International Inc.[a,b]	5,130	681,604
Vermilion Energy Inc.	1,530	86,797
Yamana Gold Inc.	12,465	49,641

		21,660,044
DENMARK — 0.65%
A.P. Moeller-Maersk A/S Class A	65	147,597
A.P. Moeller-Maersk A/S Class B	105	244,612
Carlsberg A/S Class B	1,755	154,501
Coloplast A/S Class B	1,800	156,644
Danske Bank A/S	10,800	296,139
DSV A/S	3,015	90,133
Novo Nordisk A/S Class B	32,355	1,463,391
Novozymes A/S Class B	3,735	173,206
Pandora A/S	1,935	162,856
TDC A/S	12,285	93,696
TrygVesta A/S	405	43,766
Vestas Wind Systems A/Sa	3,645	121,973
William Demant Holding A/Sa	453	34,321

		3,182,835
FINLAND — 0.38%
Elisa OYJ	2,475	67,910
Fortum OYJ	7,425	172,009
Kone OYJ Class B	5,130	220,459
Metso OYJ	1,710	55,768
Neste Oil OYJ[b]	2,160	46,683
Nokia OYJ	60,750	506,917
Nokian Renkaat OYJ	1,800	50,720
Orion OYJ Class B	1,530	51,930
Sampo OYJ Class A	7,245	346,479
Stora Enso OYJ Class R	8,505	70,063
UPM-Kymmene OYJ	8,775	138,747
Wartsila OYJ Abp	2,475	114,610

		1,842,295
FRANCE — 4.01%
Accor SA	2,565	107,691
Aeroports de Paris	450	53,201
Airbus Group NV	9,450	563,580
Alcatel-Lucent[a,b]	45,315	138,986
ALSTOM[a]	3,465	120,514
ArcelorMittal	15,930	208,369
Arkema SA	1,080	66,601
Atos SA	1,080	74,544
AXA SA	30,150	695,437
BNP Paribas SA	16,875	1,060,095
Bollore[b]	90	42,624
Bouygues SA	3,285	113,390
Bureau Veritas SA	3,240	80,092
Cap Gemini SA	2,430	159,717
Carrefour SA	9,675	283,287
Casino Guichard-Perrachon SA	855	87,605

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2014

Security	Shares	Value

Christian Dior SA	900	$159,162
CNP Assurances SA	2,880	53,800
Compagnie de Saint-Gobain	7,065	303,128
Compagnie Generale des Etablissements Michelin Class B	2,970	257,464
Credit Agricole SA	16,335	241,398
Danone SA	9,315	632,789
Dassault Systemes SA	1,890	119,749
Edenred SA	2,835	78,498
Electricite de France SA	3,960	116,843
Essilor International SA	3,285	362,600
Eurazeo	516	34,491
Eutelsat Communications SA	2,385	77,274
Fonciere des Regions	540	49,592
GDF Suez	23,085	559,809
Gecina SA	360	48,713
Groupe Eurotunnel SA Registered	8,595	108,548
Icade	585	46,535
Iliad SA	405	88,546
Imerys SA	270	19,353
JCDecaux SA	1,080	35,817
Kering	1,260	243,034
Klepierre	1,981	85,629
L’Air Liquide SA	5,642	680,378
L’Oreal SA	3,960	620,682
Lafarge SA	2,970	205,815
Lagardere SCA	2,070	50,353
Legrand SA	3,915	210,625
LVMH Moet Hennessy Louis Vuitton SA	4,455	755,479
Natixis SA	16,403	112,847
Numericable Group SAa	1,570	58,028
Orange	30,420	484,610
Pernod Ricard SA	3,468	394,662
PSA Peugeot Citroen SAa	6,368	75,460
Publicis Groupe SA	2,790	193,201
Remy Cointreau SA	315	22,405
Renault SA	3,195	237,099
Rexel SA	4,140	69,532
Safran SA	4,320	273,333
Sanofi	19,080	1,760,867
Schneider Electric SE	8,344	657,360
SCOR SE	2,675	81,911
SES SA Class A FDR	4,950	170,861
Societe BIC SA	450	56,082
Societe Generale	11,585	557,588
Sodexo	1,665	160,357
STMicroelectronics NV	10,530	70,174
Suez Environnement SA	5,220	87,834
Technip SA	1,665	120,408
Thales SA	1,665	82,588
Total SA	34,425	2,045,277
Unibail-Rodamco SE	1,620	414,972
Valeo SA	1,215	135,985
Vallourec SA	1,710	62,774
Veolia Environnement	6,750	112,775
Vinci SA	7,425	423,044
Vivendi SA	19,171	467,777
Wendel	540	59,497
Zodiac Aerospace	2,925	89,181

		19,640,326
GERMANY — 3.43%
Adidas AG	3,375	245,467
Allianz SE Registered	7,335	1,164,376

Security	Shares	Value

Axel Springer SE	810	$44,440
BASF SE	14,760	1,298,935
Bayer AG Registered	13,365	1,899,722
Bayerische Motoren Werke AG	5,265	562,815
Beiersdorf AG	1,800	145,597
Brenntag AG	2,430	117,520
Celesio AG	855	28,173
Commerzbank AGa	15,688	236,161
Continental AG	1,755	344,448
Daimler AG Registered	15,570	1,210,060
Deutsche Bank AG Registered	22,430	699,192
Deutsche Boerse AG	3,555	242,791
Deutsche Lufthansa AG Registered	3,690	54,508
Deutsche Post AG Registered	15,480	485,939
Deutsche Telekom AG Registered	50,355	758,340
Deutsche Wohnen AG Bearer	4,863	109,550
E.ON SE	32,400	557,355
Fraport AG	675	41,710
Fresenius Medical Care AG & Co. KGaA	3,420	250,668
Fresenius SE & Co. KGaA	5,940	305,504
GEA Group AG	3,195	146,891
Hannover Rueck SE Registered	990	82,472
HeidelbergCement AG	2,205	150,067
Henkel AG & Co. KGaA	1,890	171,703
Hochtief AG	360	26,607
Hugo Boss AG	540	71,615
Infineon Technologies AG	18,270	177,195
K+S AG Registered	2,724	75,988
Kabel Deutschland Holding AGa	380	51,419
Lanxess AG	1,440	74,837
Linde AG	2,970	547,562
MAN SE	630	71,742
Merck KGaA	2,115	190,977
METRO AGa	2,610	83,125
Muenchener Rueckversicherungs-Gesellschaft AG Registered	2,880	565,970
Osram Licht AGa	1,298	45,470
ProSiebenSat.1 Media AG Registered	3,510	141,408
QIAGEN NVa,b	3,915	91,946
RTL Group SA	630	58,773
RWE AG	7,920	280,423
SAP SE	14,850	1,009,166
Siemens AG Registered	12,780	1,439,645
Telefonica Deutschland Holding AG	9,990	49,077
ThyssenKrupp AGa	7,560	181,624
United Internet AG Registered[c]	1,980	77,412
Volkswagen AG	540	114,813

		16,781,198
HONG KONG — 1.38%
AIA Group Ltd.	189,000	1,054,035
ASM Pacific Technology Ltd.[b]	4,500	49,496
Bank of East Asia Ltd. (The)	18,080	75,535
BOC Hong Kong (Holdings) Ltd.[b]	45,000	149,706
Cheung Kong (Holdings) Ltd.	23,000	408,087
Cheung Kong Infrastructure Holdings Ltd.	10,000	72,983
CLP Holdings Ltd.	22,500	193,660
Galaxy Entertainment Group Ltd.[b]	45,000	307,245
Hang Lung Properties Ltd.	45,000	140,422
Hang Seng Bank Ltd.[b]	13,500	228,737
Henderson Land Development Co. Ltd.[b]	18,700	126,231
HKT Trust and HKT Ltd.	52,740	64,266
Hong Kong and China Gas Co. Ltd. (The)[b]	98,622	230,176
Hong Kong Exchanges and Clearing Ltd.	18,700	414,500

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2014

Security	Shares	Value

Hutchison Whampoa Ltd.	45,000	$570,392
Kerry Properties Ltd.	22,500	77,174
Li & Fung Ltd.[b]	90,000	109,668
Link REIT (The)	45,000	264,307
MGM China Holdings Ltd.[b]	18,000	57,793
MTR Corp. Ltd.	22,500	91,680
New World Development Co. Ltd.	81,333	102,149
PCCW Ltd.	45,000	28,607
Power Assets Holdings Ltd.	22,500	217,161
Sands China Ltd.	36,000	224,211
Sino Land Co. Ltd.[b]	90,000	148,778
SJM Holdings Ltd.[b]	45,000	95,046
Sun Hung Kai Properties Ltd.[b]	27,000	402,465
Swire Pacific Ltd. Class A	11,000	144,252
Swire Properties Ltd.[b]	18,000	57,677
Techtronic Industries Co. Ltd.	22,893	71,585
Wharf Holdings Ltd. (The)[b]	45,800	338,397
Wheelock and Co. Ltd.	17,000	81,874
Wynn Macau Ltd.[b]	18,000	64,989
Yue Yuen Industrial (Holdings) Ltd.	22,500	75,433

		6,738,717
IRELAND — 0.20%
Bank of Ireland[a]	412,560	161,789
CRH PLC	11,884	263,097
Endo International PLC[a]	2,295	153,581
Irish Bank Resolution Corp. Ltd.[a]	6,552	—
Kerry Group PLC Class A	2,565	174,150
Pentair PLC	3,282	220,058

		972,675
ISRAEL — 0.23%
Bank Hapoalim BM	17,505	89,267
Bank Leumi le-Israel BMa	19,935	70,751
Bezeq The Israel Telecommunication Corp. Ltd.	25,020	42,387
Delek Group Ltd. (The)	90	30,850
Israel Chemicals Ltd.	7,380	49,680
Israel Corp. Ltd. (The)[a]	45	22,070
Mizrahi Tefahot Bank Ltd.[a]	2,025	22,330
NICE-Systems Ltd.	990	39,235
Teva Pharmaceutical Industries Ltd.	13,816	765,026

		1,131,596
ITALY — 0.98%
Assicurazioni Generali SpA	19,035	389,692
Atlantia SpA	6,615	155,813
Banca Monte dei Paschi di Siena SpA[a,b]	69,212	52,723
Banco Popolare SCa	5,580	80,678
CNH Industrial NVa	15,660	127,533
Enel Green Power SpA	29,520	72,418
Enel SpA	105,705	539,022
Eni SpA	42,300	900,961
Exor SpA	1,260	54,858
Finmeccanica SpA[a]	6,570	59,185
Intesa Sanpaolo SpA	185,985	544,802
Intesa Sanpaolo SpA RNC	15,165	38,647
Luxottica Group SpA	2,835	144,317
Mediobanca SpA[a]	8,865	77,971
Pirelli & C. SpA	3,825	51,182
Prysmian SpA	2,925	50,573
Saipem SpA[a]	4,275	66,952

Security	Shares	Value

Snam SpA	32,535	$175,689
Telecom Italia SpA[a]	163,350	184,707
Telecom Italia SpA RNC	105,210	93,986
Tenaris SA	7,560	148,709
Terna SpA	24,210	121,877
UniCredit SpA	70,537	509,045
Unione di Banche Italiane SpA	14,850	116,192
UnipolSai SpA	14,535	38,971

		4,796,503
LUXEMBOURG — 0.02%
Altice SAa,b	1,260	78,443

		78,443
NETHERLANDS — 1.17%
AEGON NV	31,365	255,196
Akzo Nobel NV	3,960	263,008
ASML Holding NV	5,760	573,367
Boskalis Westminster NV	1,380	73,509
Chicago Bridge & Iron Co. NV	1,575	86,058
Corio NV	1,127	54,801
Delta Lloyd NV	3,057	69,612
Fiat Chrysler Automobiles[a,b]	14,089	157,192
Fugro NV CVA	1,261	17,411
Gemalto NVb	1,305	99,754
Heineken Holding NV	1,665	107,830
Heineken NV	3,735	278,856
ING Groep NV CVA[a]	62,550	894,189
Koninklijke Ahold NV	14,705	245,775
Koninklijke DSM NV	2,700	169,023
Koninklijke KPN NV	54,855	179,861
Koninklijke Philips NV	15,908	444,265
Koninklijke Vopak NV	1,170	58,577
OCI NVa	1,485	51,705
Randstad Holding NV	1,890	83,282
Reed Elsevier NV	11,160	256,786
TNT Express NV	7,111	41,259
Unilever NV CVA	26,370	1,022,391
Wolters Kluwer NV	4,590	122,435
Ziggo NV	2,565	125,286

		5,731,428
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	20,610	62,046
Contact Energy Ltd.	7,110	34,291
Fletcher Building Ltd.	9,585	64,123
Ryman Healthcare Ltd.	5,850	34,540
Spark New Zealand Ltd.	28,260	69,358
Xero Ltd.[a,b]	1,035	12,761

		277,119
NORWAY — 0.32%
Aker Solutions ASA[a,d]	2,790	18,060
DNB ASA	15,750	289,057
Gjensidige Forsikring ASA	3,285	59,608
Norsk Hydro ASA	23,130	129,303
Orkla ASA	13,005	99,305
Seadrill Ltd.[b]	6,210	139,543
Statoil ASA	17,505	396,721

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2014

Security	Shares	Value

Subsea 7 SA	4,905	$52,785
Telenor ASA	11,835	265,766
Yara International ASA	3,064	140,560

		1,590,708
PORTUGAL — 0.07%
Banco Comercial Portugues SA Registered[a,b]	565,695	63,788
Energias de Portugal SA	39,240	168,681
Galp Energia SGPS SA Class B	6,255	90,634
Jeronimo Martins SGPS SA	4,230	36,987

		360,090
SINGAPORE — 0.63%
Ascendas REIT	45,000	78,063
CapitaLand Ltd.	45,000	110,969
CapitaMall Trust Management Ltd.	45,200	69,268
City Developments Ltd.[b]	4,000	29,405
ComfortDelGro Corp. Ltd.	45,000	92,415
DBS Group Holdings Ltd.[b]	29,000	416,896
Genting Singapore PLC	90,800	77,697
Global Logistic Properties Ltd.	45,000	96,266
Golden Agri-Resources Ltd.	135,000	54,609
Hutchison Port Holdings Trust[b]	90,000	60,750
Jardine Cycle & Carriage Ltd.[b]	1,000	31,039
Keppel Corp. Ltd.[b]	23,200	170,368
Noble Group Ltd.[b]	90,163	83,815
Oversea-Chinese Banking Corp. Ltd.[b]	47,625	366,403
SembCorp Industries Ltd.	15,000	56,826
Singapore Airlines Ltd.[b]	9,000	69,312
Singapore Exchange Ltd.[b]	14,000	76,235
Singapore Press Holdings Ltd.[b]	33,000	109,872
Singapore Technologies Engineering Ltd.	45,000	131,272
Singapore Telecommunications Ltd.	135,000	396,966
United Overseas Bank Ltd.[b]	21,000	375,729
Wilmar International Ltd.	45,000	112,019
Yangzijiang Shipbuilding[b]	45,000	39,557

		3,105,751
SPAIN — 1.48%
Abertis Infraestructuras SA	6,654	138,433
Actividades de Construcciones y Servicios SA	2,571	95,187
Amadeus IT Holding SA Class A	6,120	224,665
Banco Bilbao Vizcaya Argentaria SA	96,512	1,077,155
Banco de Sabadell SA	53,164	153,201
Banco Popular Espanol SA	30,400	173,911
Banco Santander SA	195,663	1,722,888
Bankia SAa	75,060	134,199
CaixaBank SA	30,344	165,416
Distribuidora Internacional de Alimentacion SA	9,675	61,385
Enagas SA	3,329	111,572
Ferrovial SA	6,317	128,849
Gas Natural SDG SA	5,760	166,056
Grifols SA	2,475	100,920
Iberdrola SA	84,339	596,075
Inditex SA	17,550	492,870
International Consolidated Airlines Group SAa	16,629	108,569
Mapfre SA	14,940	51,120
Red Electrica Corporacion SA	1,609	140,388
Repsol SA	16,209	361,792
Telefonica SA	66,195	994,814

Security	Shares	Value

Zardoya Otis SA	2,814	$32,753

		7,232,218

SWEDEN — 1.29%
Alfa Laval AB	5,310	108,923
Assa Abloy AB Class B	5,175	273,497
Atlas Copco AB Class A	10,845	312,296
Atlas Copco AB Class B	6,255	164,822
Boliden AB	4,950	81,405
Electrolux AB Class B	4,005	113,381
Elekta AB Class Bb	5,940	60,682
Getinge AB Class B	3,555	82,387
Hennes & Mauritz AB Class B	15,390	610,796
Hexagon AB Class B	3,870	129,954
Husqvarna AB Class B	5,449	40,424
Industrivarden AB Class C	2,340	40,822
Investment AB Kinnevik Class B	3,915	123,742
Investor AB Class B	7,200	257,051
Lundin Petroleum ABa	3,690	52,207
Millicom International Cellular SA SDR[b]	1,080	87,856
Nordea Bank AB	48,240	617,321
Sandvik AB	17,415	190,382
Securitas AB Class B	5,625	61,949
Skandinaviska Enskilda Banken AB Class A	24,210	309,485
Skanska AB Class B	6,660	135,175
SKF AB Class B	6,391	127,643
Svenska Cellulosa AB Class B	9,270	206,814
Svenska Handelsbanken AB Class A	8,550	406,805
Swedbank AB Class A	15,345	404,970
Swedish Match AB	3,105	100,531
Tele2 AB Class B	4,770	60,396
Telefonaktiebolaget LM Ericsson Class B	49,185	578,237
TeliaSonera AB	39,825	274,729
Volvo AB Class B	24,345	279,465

		6,294,147
SWITZERLAND — 3.93%
ABB Ltd. Registered	35,145	769,031
Actelion Ltd. Registered	1,645	195,530
Adecco SA Registered	2,700	182,487
Aryzta AG	1,395	118,636
Baloise Holding AG Registered	891	111,925
Barry Callebaut AG Registered	45	47,083
Chocoladefabriken Lindt & Sprugli AG Participation Certificates	17	194,961
Compagnie Financiere Richemont SA Class A Bearer	8,325	700,201
Credit Suisse Group AG Registered	24,348	647,121
EMS-Chemie Holding AG Registered	135	48,497
Geberit AG Registered	630	214,571
Givaudan SA Registered	139	231,510
Holcim Ltd. Registered	3,645	258,098
Julius Baer Group Ltd.	3,825	167,236
Kuehne & Nagel International AG Registered	765	99,515
Lonza Group AG Registered	942	103,650
Nestle SA Registered	51,840	3,791,923
Novartis AG Registered	37,035	3,436,257
Pargesa Holding SA Bearer	566	43,959
Partners Group Holding AG	315	83,704
Roche Holding AG Genusschein	11,475	3,382,469
Schindler Holding AG Participation Certificates	765	106,827
Schindler Holding AG Registered	405	54,788
SGS SA Registered	90	197,496
Sika AG Bearer	45	160,372

180

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2014

Security	Shares	Value

Sonova Holding AG Registered	810	$126,072
Sulzer AG Registered	405	46,036
Swatch Group AG (The) Bearer	495	234,321
Swatch Group AG (The) Registered	722	60,989
Swiss Life Holding AG Registered	495	113,354
Swiss Prime Site AG Registered	990	75,192
Swiss Re AG	5,625	454,115
Swisscom AG Registered	360	211,897
Syngenta AG Registered	1,485	459,487
Transocean Ltd.	5,850	172,197
UBS AG Registered	58,725	1,018,970
Weatherford International Ltd.[a]	12,060	198,025
Zurich Insurance Group AG	2,385	720,617

		19,239,119
UNITED KINGDOM — 8.81%
3i Group PLC	17,010	108,010
Aberdeen Asset Management PLC	15,435	107,170
Admiral Group PLC	3,150	67,278
Aggreko PLC	4,025	98,008
AMEC PLC	5,535	92,094
Anglo American PLC	22,050	464,417
Antofagasta PLC	5,625	63,219
ARM Holdings PLC	22,545	315,600
ASOS PLC[a,b]	855	36,331
Associated British Foods PLC	5,535	243,871
AstraZeneca PLC	20,160	1,465,413
Aviva PLC	47,115	392,714
Babcock International Group PLC	6,792	118,985
BAE Systems PLC	51,646	379,005
Barclays PLC	262,170	1,009,993
BG Group PLC	54,540	907,460
BHP Billiton PLC	33,885	873,066
BP PLC	296,595	2,130,537
British American Tobacco PLC	30,375	1,723,679
British Land Co. PLC (The)	13,725	159,963
British Sky Broadcasting Group PLC	17,325	245,576
BT Group PLC	128,880	757,743
Bunzl PLC	4,455	120,808
Burberry Group PLC	7,290	178,559
Capita PLC	9,360	164,271
Carnival PLC	3,150	125,383
Centrica PLC	81,947	396,586
Cobham PLC	19,125	89,007
Coca-Cola HBC AG	2,895	62,943
Compass Group PLC	27,995	450,565
Croda International PLC	2,070	76,003
Diageo PLC	40,725	1,197,528
Direct Line Insurance Group PLC	22,095	97,562
Dixons Carphone PLC	15,705	99,296
easyJet PLC	2,835	68,034
Experian PLC	16,650	249,993
Fresnillo PLC	3,735	41,679
Friends Life Group Ltd.	24,345	125,959
G4S PLC	23,445	95,834
GKN PLC	25,380	129,121
GlaxoSmithKline PLC	78,165	1,772,615
Glencore PLC	170,550	872,861
Hammerson PLC	13,280	130,238
Hargreaves Lansdown PLC	3,465	55,074
HSBC Holdings PLC	308,115	3,152,335
ICAP PLC	9,315	62,382
IMI PLC	3,740	73,118

Security	Shares	Value

Imperial Tobacco Group PLC	15,525	$673,349
Inmarsat PLC	6,660	72,987
InterContinental Hotels Group PLC	3,861	146,334
Intertek Group PLC	2,655	115,620
Intu Properties PLC	14,626	79,651
Investec PLC	8,550	78,242
ITV PLC	59,310	192,621
J Sainsbury PLC	20,025	78,651
Johnson Matthey PLC	3,322	158,059
Kingfisher PLC	40,095	194,041
Land Securities Group PLC	13,050	231,120
Legal & General Group PLC	97,200	359,217
Lloyds Banking Group PLC[a]	913,680	1,127,448
London Stock Exchange Group PLC	3,608	116,311
Marks & Spencer Group PLC	27,315	177,727
Meggitt PLC	12,825	92,557
Melrose Industries PLC	16,602	68,022
National Grid PLC	59,265	877,987
Next PLC	2,565	264,478
Nobel Corp. PLC	4,095	85,667
Old Mutual PLC	77,769	240,750
Pearson PLC	13,095	245,115
Persimmon PLC[a]	4,905	114,805
Petrofac Ltd.	4,455	75,550
Prudential PLC	41,715	962,691
Randgold Resources Ltd.	1,485	87,381
Reckitt Benckiser Group PLC	10,485	880,657
Reed Elsevier PLC	18,855	309,796
Rexam PLC	12,926	98,435
Rio Tinto PLC	20,520	975,511
Rolls-Royce Holdings PLC	30,613	412,869
Royal Bank of Scotland Group PLC[a]	38,880	241,344
Royal Dutch Shell PLC Class A	63,585	2,274,094
Royal Dutch Shell PLC Class B	39,420	1,458,402
Royal Mail PLC	10,530	74,326
RSA Insurance Group PLC[a]	15,070	116,522
SABMiller PLC	15,210	857,763
Sage Group PLC (The)	19,515	117,922
Schroders PLC	1,890	72,902
SEGRO PLC	7,515	45,711
Severn Trent PLC	3,690	117,833
Shire PLC	9,450	629,386
Smith & Nephew PLC	14,625	247,315
Smiths Group PLC	5,265	98,130
Sports Direct International PLC[a,b]	4,365	45,008
SSE PLC	15,328	392,115
Standard Chartered PLC	39,195	589,186
Standard Life PLC	37,395	235,536
Tate & Lyle PLC	7,695	74,604
Tesco PLC	132,255	367,317
Travis Perkins PLC	3,600	95,146
TUI Travel PLC	9,585	61,124
Tullow Oil PLC	14,895	115,765
Unilever PLC	20,925	841,608
United Utilities Group PLC	10,623	145,224
Vodafone Group PLC	427,631	1,418,233
Weir Group PLC (The)	3,105	113,409
Whitbread PLC	2,925	204,216
William Hill PLC	13,500	77,861
Wm Morrison Supermarkets PLC	35,865	88,822
Wolseley PLC	4,631	245,753
WPP PLC	21,780	424,409

		43,128,521

181

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2014

Security	Shares	Value

UNITED STATES — 62.10%
3M Co.	10,035	$1,543,082
Abbott Laboratories	24,300	1,059,237
AbbVie Inc.	25,875	1,642,027
Accenture PLC Class A	10,170	824,990
ACE Ltd.	5,400	590,220
Actavis PLC[a]	4,230	1,026,790
Activision Blizzard Inc.	7,650	152,618
Adobe Systems Inc.[a]	7,605	533,263
ADT Corp. (The)	2,970	106,445
Advance Auto Parts Inc.	1,170	171,943
AES Corp. (The)	11,520	162,086
Aetna Inc.	5,850	482,683
Affiliated Managers Group Inc.[a]	1,125	224,764
Aflac Inc.	7,200	430,056
AGCO Corp.	1,620	71,782
Agilent Technologies Inc.	5,265	291,049
Air Products and Chemicals Inc.	3,465	466,597
Airgas Inc.	1,125	125,483
Akamai Technologies Inc.[a]	2,745	165,524
Albemarle Corp.	1,350	78,813
Alcoa Inc.	18,045	302,434
Alexion Pharmaceuticals Inc.[a]	3,150	602,784
Alleghany Corp.[a]	270	119,956
Allergan Inc.	4,815	915,139
Alliance Data Systems Corp.[a]	855	242,264
Alliant Energy Corp.	1,755	108,652
Allstate Corp. (The)	7,290	472,757
Ally Financial Inc.[a]	4,590	104,193
Altera Corp.	5,085	174,771
Altria Group Inc.	31,905	1,542,288
Amazon.com Inc.[a]	6,300	1,924,398
Ameren Corp.	3,960	167,666
American Airlines Group Inc.	2,925	120,949
American Capital Agency Corp.	5,445	123,819
American Electric Power Co. Inc.	7,920	462,053
American Express Co.	15,255	1,372,187
American International Group Inc.	22,230	1,190,861
American Realty Capital Properties Inc.	14,130	125,333
American Tower Corp.	6,390	623,025
American Water Works Co. Inc.	2,790	148,902
Ameriprise Financial Inc.	3,105	391,758
AmerisourceBergen Corp.	3,735	319,006
AMETEK Inc.	3,862	201,403
Amgen Inc.	12,240	1,985,083
Amphenol Corp. Class A	5,220	264,028
Anadarko Petroleum Corp.	8,235	755,808
Analog Devices Inc.	4,860	241,153
Annaly Capital Management Inc.	15,210	173,546
ANSYS Inc.[a]	1,485	116,662
Antero Resources Corp.[a]	855	44,836
Aon PLC	4,590	394,740
Apache Corp.	6,345	489,834
Apple Inc.	97,605	10,541,340
Applied Materials Inc.	19,350	427,442
Arch Capital Group Ltd.[a]	2,115	119,117
Archer-Daniels-Midland Co.	10,575	497,025
Arrow Electronics Inc.[a]	1,485	84,437
Ashland Inc.	1,125	121,579
Assurant Inc.	1,089	74,292
AT&T Inc.	83,835	2,920,811
Autodesk Inc.[a]	3,735	214,912

Security	Shares	Value

Autoliv Inc.	1,485	$136,234
Automatic Data Processing Inc.	7,785	636,657
AutoNation Inc.[a]	1,260	72,148
AutoZone Inc.[a]	540	298,901
Avago Technologies Ltd.	4,051	349,399
AvalonBay Communities Inc.	2,115	329,602
Avery Dennison Corp.	1,710	80,114
Avnet Inc.	2,385	103,151
Avon Products Inc.	7,380	76,752
Axis Capital Holdings Ltd.	1,710	82,319
B/E Aerospace Inc.[a]	1,665	123,959
Baker Hughes Inc.	7,020	371,779
Ball Corp.	2,295	147,867
Bank of America Corp.	169,380	2,906,561
Bank of New York Mellon Corp. (The)	18,090	700,445
Baxter International Inc.	8,685	609,166
BB&T Corp.	11,520	436,378
Becton, Dickinson and Co.	2,970	382,239
Bed Bath & Beyond Inc.[a]	3,195	215,151
Berkshire Hathaway Inc. Class Ba	18,270	2,560,723
Best Buy Co. Inc.	4,815	164,384
Biogen Idec Inc.[a]	3,825	1,228,131
BioMarin Pharmaceutical Inc.[a]	2,565	211,613
BlackRock Inc.[e]	2,205	752,148
Boeing Co. (The)	11,250	1,405,237
BorgWarner Inc.	3,690	210,404
Boston Properties Inc.	2,385	302,299
Boston Scientific Corp.[a]	21,600	286,848
Bristol-Myers Squibb Co.	26,955	1,568,511
Broadcom Corp. Class A	8,820	369,382
Brown-Forman Corp. Class B NVS	1,890	175,146
Bunge Ltd.	2,250	199,463
C.H. Robinson Worldwide Inc.	2,295	158,837
C.R. Bard Inc.	1,215	199,224
CA Inc.	5,310	154,309
Cablevision NY Group Class A	3,586	66,771
Cabot Oil & Gas Corp.	7,020	218,322
Calpine Corp.[a]	5,445	124,255
Camden Property Trust	1,440	110,405
Cameron International Corp.[a]	3,195	190,262
Campbell Soup Co.	3,240	143,111
Capital One Financial Corp.	9,090	752,379
Cardinal Health Inc.	5,580	437,918
CareFusion Corp.[a]	3,112	178,535
CarMax Inc.[a]	3,420	191,212
Carnival Corp.	6,345	254,752
Caterpillar Inc.	9,540	967,451
CBRE Group Inc. Class Aa	5,085	162,720
CBS Corp. Class B NVS	7,830	424,543
Celanese Corp. Series A	2,520	148,000
Celgene Corp.[a]	12,960	1,387,886
CenterPoint Energy Inc.	6,705	164,608
CenturyLink Inc.	9,495	393,853
Cerner Corp.[a]	5,130	324,934
CF Industries Holdings Inc.	810	210,600
Charles Schwab Corp. (The)	18,990	544,443
Charter Communications Inc. Class Aa	1,215	192,444
Cheniere Energy Inc.[a]	3,645	273,375
Chesapeake Energy Corp.	8,370	185,647
Chevron Corp.	30,690	3,681,265
Chipotle Mexican Grill Inc.[a]	495	315,810
Chubb Corp. (The)	3,915	388,994
Church & Dwight Co. Inc.	2,250	162,923
Cigna Corp.	4,365	434,623

182

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2014

Security	Shares	Value

Cimarex Energy Co.	1,440	$163,685
Cincinnati Financial Corp.	2,520	127,184
Cintas Corp.	1,845	135,128
Cisco Systems Inc.	82,530	2,019,509
CIT Group Inc.	3,150	154,130
Citigroup Inc.	49,275	2,637,691
Citrix Systems Inc.[a]	2,565	164,750
Clorox Co. (The)	1,935	192,533
CME Group Inc.	5,180	434,136
CMS Energy Corp.	3,735	122,022
Coach Inc.	4,635	159,351
Cobalt International Energy Inc.[a]	5,125	60,014
Coca-Cola Co. (The)	63,855	2,674,247
Coca-Cola Enterprises Inc.	4,005	173,617
Cognizant Technology Solutions Corp. Class Aa	9,720	474,822
Colgate-Palmolive Co.	14,805	990,158
Comcast Corp. Class A	34,065	1,885,498
Comcast Corp. Class A Special NVS	7,380	406,933
Comerica Inc.	3,060	146,084
Computer Sciences Corp.	2,205	133,182
ConAgra Foods Inc.	6,750	231,863
Concho Resources Inc.[a]	1,800	196,254
ConocoPhillips	19,800	1,428,570
CONSOL Energy Inc.	3,825	140,760
Consolidated Edison Inc.	4,860	307,930
Constellation Brands Inc. Class Aa	2,790	255,397
Continental Resources Inc.[a]	1,530	86,246
Core Laboratories NV	765	106,740
Corning Inc.	21,375	436,691
Costco Wholesale Corp.	7,065	942,259
Covidien PLC	7,290	673,888
Cree Inc.[a,b]	1,935	60,914
Crown Castle International Corp.	5,400	421,848
Crown Holdings Inc.[a]	2,295	109,999
CSX Corp.	16,200	577,206
Cummins Inc.	2,790	407,842
CVS Health Corp.	18,810	1,614,086
D.R. Horton Inc.	4,680	106,657
Danaher Corp.	10,080	810,432
Darden Restaurants Inc.	2,160	111,845
DaVita HealthCare Partners Inc.[a]	2,790	217,815
Deere & Co.	5,715	488,861
Delphi Automotive PLC	4,860	335,243
Delta Air Lines Inc.	3,825	153,880
Denbury Resources Inc.	6,435	79,794
DENTSPLY International Inc.	2,385	121,086
Devon Energy Corp.	6,210	372,600
Diamond Offshore Drilling Inc.[b]	1,035	39,030
Dick’s Sporting Goods Inc.	1,530	69,416
Digital Realty Trust Inc.[b]	2,160	149,018
DIRECTV[a]	7,605	660,038
Discover Financial Services	7,425	473,566
Discovery Communications Inc. Series Aa	2,340	82,719
Discovery Communications Inc. Series C NVS[a]	4,815	168,477
DISH Network Corp. Class Aa	3,601	229,204
Dollar General Corp.[a]	4,906	307,459
Dollar Tree Inc.[a]	3,330	201,698
Dominion Resources Inc.	9,360	667,368
Dover Corp.	2,835	225,212
Dow Chemical Co. (The)	19,350	955,890
Dr Pepper Snapple Group Inc.	3,150	218,138
DTE Energy Co.	2,970	244,015
Duke Energy Corp.	11,790	968,548
Duke Realty Corp.	5,265	99,824

Security	Shares	Value

Dun & Bradstreet Corp. (The)	720	$88,423
E.I. du Pont de Nemours and Co.	14,850	1,026,877
Eastman Chemical Co.	2,385	192,660
Eaton Corp. PLC	7,740	529,339
Eaton Vance Corp. NVS	1,710	62,979
eBay Inc.[a]	18,405	966,262
Ecolab Inc.	4,410	490,524
Edison International	4,950	309,771
Edwards Lifesciences Corp.[a]	1,665	201,332
Electronic Arts Inc.[a]	4,815	197,271
Eli Lilly and Co.	16,560	1,098,425
EMC Corp.	32,760	941,195
Emerson Electric Co.	11,160	714,910
Energen Corp.	1,171	79,277
Energizer Holdings Inc.	990	121,424
Ensco PLC Class A	3,780	153,430
Entergy Corp.	2,925	245,759
EOG Resources Inc.	8,820	838,341
EQT Corp.	2,430	228,517
Equifax Inc.	2,115	160,190
Equinix Inc.	810	169,209
Equity Residential	5,489	381,815
Essex Property Trust Inc.	990	199,742
Estee Lauder Companies Inc. (The) Class A	3,825	287,564
Everest Re Group Ltd.	810	138,227
Exelon Corp.	13,748	503,039
Expedia Inc.	1,755	149,122
Expeditors International of Washington Inc.	3,105	132,459
Express Scripts Holding Co.[a]	12,330	947,191
Exxon Mobil Corp.	69,120	6,684,595
F5 Networks Inc.[a]	1,125	138,353
Facebook Inc. Class Aa	32,040	2,402,680
Family Dollar Stores Inc.	1,665	130,353
Fastenal Co.	4,635	204,125
Federal Realty Investment Trust	1,001	131,932
FedEx Corp.	4,500	753,300
Fidelity National Information Services Inc.	4,635	270,638
Fifth Third Bancorp	14,175	283,358
FireEye Inc.[a,b]	1,035	35,180
First Republic Bank	1,935	98,550
FirstEnergy Corp.	6,840	255,406
Fiserv Inc.[a]	4,095	284,521
FleetCor Technologies Inc.[a]	1,215	182,930
Flextronics International Ltd.[a]	9,585	102,751
FLIR Systems Inc.	2,295	76,951
Flowserve Corp.	2,205	149,918
Fluor Corp.	2,520	167,177
FMC Corp.	2,164	124,105
FMC Technologies Inc.[a]	3,870	216,875
FNF Group	4,001	119,390
Ford Motor Co.	59,310	835,678
Fossil Group Inc.[a,b]	855	86,919
Franklin Resources Inc.	6,750	375,368
Freeport-McMoRan Inc.	16,537	471,305
Frontier Communications Corp.	16,560	108,302
GameStop Corp. Class A	1,845	78,892
Gap Inc. (The)	4,140	156,865
Garmin Ltd.	1,935	107,354
General Dynamics Corp.	4,680	654,077
General Electric Co.	163,440	4,218,386
General Growth Properties Inc.	8,190	212,203
General Mills Inc.	9,900	514,404
General Motors Co.	20,610	647,154
Genuine Parts Co.	2,475	240,273

183

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2014

Security	Shares	Value

Genworth Financial Inc. Class Aa	8,055	$112,689
Gilead Sciences Inc.[a]	25,020	2,802,240
Goldman Sachs Group Inc. (The)	6,797	1,291,362
Google Inc. Class Aa	4,545	2,580,969
Google Inc. Class Ca	4,635	2,591,336
H&R Block Inc.	4,500	145,395
Halliburton Co.	13,680	754,315
Harley-Davidson Inc.	3,600	236,520
Harris Corp.	1,575	109,620
Hartford Financial Services Group Inc. (The)	7,110	281,414
Hasbro Inc.	1,890	108,732
HCA Holdings Inc.[a]	4,815	337,291
HCP Inc.	7,200	316,584
Health Care REIT Inc.	4,861	345,666
Helmerich & Payne Inc.	1,575	136,742
Henry Schein Inc.[a,b]	1,350	162,041
Herbalife Ltd.	1,417	74,336
Hershey Co. (The)	2,475	237,377
Hertz Global Holdings Inc.[a]	7,290	159,797
Hess Corp.	4,545	385,461
Hewlett-Packard Co.	30,285	1,086,626
Hilton Worldwide Holdings Inc.[a]	4,365	110,173
HollyFrontier Corp.	3,105	140,905
Hologic Inc.[a]	3,375	88,391
Home Depot Inc. (The)	21,960	2,141,539
Honeywell International Inc.	11,835	1,137,580
Hormel Foods Corp.	2,205	118,872
Hospira Inc.[a]	2,655	142,574
Host Hotels & Resorts Inc.	11,790	274,825
Hudson City Bancorp Inc.	8,730	84,245
Humana Inc.	2,520	349,902
IHS Inc. Class Aa	1,080	141,512
Illinois Tool Works Inc.	6,570	598,198
Illumina Inc.[a]	2,115	407,307
Ingersoll-Rand PLC	4,365	273,336
Integrys Energy Group Inc.	1,215	88,306
Intel Corp.	80,055	2,722,671
Intercontinental Exchange Inc.	1,846	384,503
International Business Machines Corp.	15,975	2,626,290
International Flavors & Fragrances Inc.	1,260	124,929
International Paper Co.	6,795	343,963
Interpublic Group of Companies Inc. (The)	6,885	133,500
Intuit Inc.	4,275	376,243
Intuitive Surgical Inc.[a]	630	312,354
Invesco Ltd.	7,155	289,563
Iron Mountain Inc.	2,611	94,179
J.B. Hunt Transport Services Inc.	1,485	118,458
J.M. Smucker Co. (The)	1,736	180,544
Jacobs Engineering Group Inc.[a]	1,980	93,951
Johnson & Johnson	45,585	4,913,151
Johnson Controls Inc.	10,710	506,047
Joy Global Inc.	1,758	92,524
JPMorgan Chase & Co.	61,200	3,701,376
Juniper Networks Inc.	7,020	147,911
Kansas City Southern Industries Inc.	1,800	221,022
KBR Inc.	2,340	44,647
Kellogg Co.	4,230	270,551
Keurig Green Mountain Inc.	1,935	293,636
KeyCorp	14,276	188,443
Kimberly-Clark Corp.	6,075	694,190
Kimco Realty Corp.	6,615	165,044
Kinder Morgan Inc.	10,935	423,185
Kinder Morgan Management LLC[a]	1,674	159,244
KLA-Tencor Corp.	2,610	206,582

Security	Shares	Value

Kohl’s Corp.	3,375	$182,993
Kraft Foods Group Inc.	9,540	537,579
Kroger Co. (The)	7,965	443,730
L Brands Inc.	4,005	288,841
L-3 Communications Holdings Inc.	1,440	174,902
Laboratory Corp. of America Holdings[a]	1,260	137,705
Lam Research Corp.	2,610	203,215
Las Vegas Sands Corp.	6,615	411,850
Legg Mason Inc.	1,620	84,240
Leggett & Platt Inc.	2,430	95,693
Lennar Corp. Class A	2,790	120,193
Leucadia National Corp.	4,950	117,711
Level 3 Communications Inc.[a]	2,745	128,768
Liberty Global PLC Series Aa	3,285	149,369
Liberty Global PLC Series C NVS[a,b]	8,685	386,222
Liberty Interactive Corp. Series Aa	7,740	202,324
Liberty Media Corp. Class Aa	1,530	73,471
Liberty Media Corp. Class Ca	3,060	146,666
Liberty Property Trust	2,340	81,362
Lincoln National Corp.	4,185	229,171
Linear Technology Corp.	3,645	156,152
LinkedIn Corp. Class Aa	1,665	381,218
LKQ Corp.[a]	4,500	128,565
Lockheed Martin Corp.	4,320	823,262
Loews Corp.	5,490	239,364
Lorillard Inc.	5,805	357,008
Lowe’s Companies Inc.	16,381	936,993
Lululemon Athletica Inc.[a,b]	1,665	69,347
LyondellBasell Industries NV Class A	7,155	655,613
M&T Bank Corp.	2,160	263,909
Macerich Co. (The)	2,144	151,152
Macy’s Inc.	5,895	340,849
Mallinckrodt PLC[a]	1,845	170,072
Manpowergroup Inc.	1,215	81,101
Marathon Oil Corp.	11,340	401,436
Marathon Petroleum Corp.	4,725	429,503
Marriott International Inc. Class A	3,735	282,926
Marsh & McLennan Companies Inc.	9,045	491,777
Martin Marietta Materials Inc.	855	99,967
Marvell Technology Group Ltd.	5,850	78,624
Masco Corp.	6,120	135,068
MasterCard Inc. Class A	16,290	1,364,287
Mattel Inc.	5,535	171,972
Maxim Integrated Products Inc.	4,635	135,991
McCormick & Co. Inc. NVS	2,070	146,390
McDonald’s Corp.	15,750	1,476,247
McGraw Hill Financial Inc.	4,320	390,874
McKesson Corp.	3,645	741,429
MDU Resources Group Inc.	3,330	93,839
Mead Johnson Nutrition Co. Class A	3,330	330,702
MeadWestvaco Corp.	2,970	131,185
Medtronic Inc.	15,930	1,085,789
Merck & Co. Inc.	47,070	2,727,236
MetLife Inc.	15,435	837,194
Mettler-Toledo International Inc.[a]	495	127,943
MGM Resorts International[a]	5,895	137,059
Michael Kors Holdings Ltd.[a]	3,825	300,607
Microchip Technology Inc.	3,105	133,857
Micron Technology Inc.[a]	17,055	564,350
Microsoft Corp.	126,315	5,930,489
Mohawk Industries Inc.[a]	1,035	147,011
Molson Coors Brewing Co. Class B NVS	2,385	177,396
Mondelez International Inc. Class A	27,045	953,607
Monsanto Co.	8,325	957,708

184

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2014

Security	Shares	Value

Monster Beverage Corp.[a]	2,250	$226,980
Moody’s Corp.	3,105	308,109
Morgan Stanley	24,030	839,848
Mosaic Co. (The)	5,220	231,298
Motorola Solutions Inc.	3,555	229,298
Murphy Oil Corp.	2,610	139,348
Mylan Inc.[a]	6,075	325,316
Nabors Industries Ltd.	4,545	81,128
NASDAQ OMX Group Inc. (The)	1,935	83,708
National Oilwell Varco Inc.	6,840	496,858
Navient Corp.	7,290	144,196
NetApp Inc.	5,490	234,972
Netflix Inc.[a,b]	900	353,493
NetSuite Inc.[a,b]	540	58,676
New York Community Bancorp Inc.	7,065	112,687
Newell Rubbermaid Inc.	4,365	145,485
Newmont Mining Corp.	7,875	147,735
News Corp. Class A NVS[a]	6,168	95,481
NextEra Energy Inc.	7,290	730,604
Nielsen NV	4,770	202,677
Nike Inc. Class B	11,205	1,041,729
NiSource Inc.	5,040	211,982
Noble Energy Inc.	5,850	337,136
Nordstrom Inc.	2,340	169,907
Norfolk Southern Corp.	5,085	562,604
Northeast Utilities	5,085	250,945
Northern Trust Corp.	3,690	244,647
Northrop Grumman Corp.	3,330	459,407
NRG Energy Inc.	5,266	157,875
Nuance Communications Inc.[a]	4,050	62,492
Nucor Corp.	4,950	267,597
NVIDIA Corp.	8,955	174,981
O’Reilly Automotive Inc.[a,b]	1,710	300,755
Occidental Petroleum Corp.	12,780	1,136,525
Oceaneering International Inc.	1,665	117,000
Ocwen Financial Corp.[a]	1,890	44,528
OGE Energy Corp.	3,150	117,464
Omnicare Inc.	1,575	104,879
Omnicom Group Inc.	4,140	297,500
ONEOK Inc.	3,391	199,866
Oracle Corp.	57,600	2,249,280
Owens-Illinois Inc.[a]	2,970	76,537
PACCAR Inc.	5,535	361,546
Pall Corp.	1,665	152,214
Parker-Hannifin Corp.	2,475	314,399
PartnerRe Ltd.	679	78,554
Patterson Companies Inc.	1,395	60,138
Paychex Inc.	5,310	249,251
Peabody Energy Corp.	4,365	45,527
People’s United Financial Inc.	4,590	67,106
Pepco Holdings Inc.	4,005	109,497
PepsiCo Inc.	24,390	2,345,586
Perrigo Co. PLC	2,100	339,045
PetSmart Inc.	1,440	104,184
Pfizer Inc.	103,950	3,113,302
PG&E Corp.	7,515	378,155
Pharmacyclics Inc.[a,b]	990	129,363
Philip Morris International Inc.	25,335	2,255,068
Phillips 66	9,135	717,097
Pinnacle West Capital Corp.	1,710	105,114
Pioneer Natural Resources Co.	2,565	484,939
Plum Creek Timber Co. Inc.	2,745	112,572
PNC Financial Services Group Inc. (The)[e]	8,865	765,847
Polaris Industries Inc.	990	149,351

Security	Shares	Value

PPG Industries Inc.	2,205	$449,136
PPL Corp.	9,945	347,976
Praxair Inc.	4,770	600,972
Precision Castparts Corp.	2,385	526,369
Priceline Group Inc. (The)[a]	855	1,031,310
Principal Financial Group Inc.	5,085	266,301
Procter & Gamble Co. (The)	43,740	3,817,190
Progressive Corp. (The)	9,000	237,690
Prologis Inc.	7,965	331,742
Prudential Financial Inc.	7,560	669,362
Public Service Enterprise Group Inc.	8,100	334,611
Public Storage	2,340	431,356
PulteGroup Inc.	5,175	99,308
PVH Corp.	1,305	149,227
QEP Resources Inc.	2,880	72,202
QUALCOMM Inc.	27,315	2,144,501
Quanta Services Inc.[a]	3,240	110,419
Quest Diagnostics Inc.	2,475	157,064
Quintiles Transnational Holdings Inc.[a]	945	55,320
Rackspace Hosting Inc.[a]	1,980	75,953
Ralph Lauren Corp.	990	163,192
Range Resources Corp.	2,610	178,524
Raymond James Financial Inc.	1,800	101,034
Rayonier Inc.	1,935	64,764
Raytheon Co.	5,130	532,904
Realogy Holdings Corp.[a]	2,340	95,963
Realty Income Corp.	3,444	158,527
Red Hat Inc.[a,b]	3,060	180,295
Regency Centers Corp.	1,575	95,603
Regeneron Pharmaceuticals Inc.[a]	1,260	496,087
Regions Financial Corp.	22,590	224,319
RenaissanceRe Holdings Ltd.	630	65,098
Republic Services Inc.	4,770	183,168
ResMed Inc.[b]	2,430	126,895
Reynolds American Inc.	5,310	334,052
Robert Half International Inc.	2,430	133,115
Rock-Tenn Co. Class A	2,250	115,088
Rockwell Automation Inc.	2,160	242,676
Rockwell Collins Inc.	2,025	170,404
Roper Industries Inc.	1,530	242,199
Ross Stores Inc.	3,375	272,430
Royal Caribbean Cruises Ltd.	2,565	174,343
Safeway Inc.	3,870	134,908
Salesforce.com Inc.[a]	9,630	616,224
SanDisk Corp.	3,645	343,140
SBA Communications Corp. Class Aa	2,070	232,523
SCANA Corp.	2,025	111,152
Schlumberger Ltd.	20,925	2,064,460
Scripps Networks Interactive Inc. Class A	1,440	111,226
Seagate Technology PLC	5,310	333,627
Sealed Air Corp.	3,465	125,606
Sears Holdings Corp.[a,b]	675	23,571
SEI Investments Co.	2,385	92,204
Sempra Energy	3,780	415,800
Sensata Technologies Holding NVa	2,295	112,019
ServiceNow Inc.[a,b]	2,025	137,558
Sherwin-Williams Co. (The)	1,350	309,906
Sigma-Aldrich Corp.	1,800	244,638
Simon Property Group Inc.	4,950	887,089
Sirius XM Holdings Inc.[a,b]	51,075	175,187
SL Green Realty Corp.	1,517	175,517
Southern Co. (The)	14,400	667,584
Southwest Airlines Co.	3,195	110,164
Southwestern Energy Co.[a]	5,670	184,332

185

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2014

Security	Shares	Value

Spectra Energy Corp.	11,025	$431,408
Sprint Corp.[a,b]	13,500	80,055
SPX Corp.	585	55,452
St. Jude Medical Inc.	4,545	291,653
Stanley Black & Decker Inc.	2,340	219,118
Staples Inc.	11,115	140,938
Starbucks Corp.	12,105	914,654
Starwood Hotels & Resorts Worldwide Inc.	3,195	244,929
State Street Corp.	6,975	526,333
Stericycle Inc.[a]	1,305	164,430
Stryker Corp.	5,355	468,723
SunTrust Banks Inc.	8,775	343,454
Superior Energy Services Inc.	2,520	63,378
Symantec Corp.	11,430	283,693
Synopsys Inc.[a]	2,520	103,270
Sysco Corp.	9,270	357,266
T-Mobile US Inc.[a]	3,812	111,272
T. Rowe Price Group Inc.	4,185	343,547
Target Corp.	9,630	595,327
TD Ameritrade Holding Corp.	4,320	145,757
TE Connectivity Ltd.	6,525	398,873
Teradata Corp.[a]	2,700	114,264
Tesla Motors Inc.[a]	1,395	337,172
Tesoro Corp.	2,115	151,032
Texas Instruments Inc.	17,955	891,645
Textron Inc.	4,590	190,623
Thermo Fisher Scientific Inc.	6,390	751,272
Tiffany & Co.	2,070	198,968
Time Warner Cable Inc.	4,545	669,069
Time Warner Inc.	14,175	1,126,487
TJX Companies Inc. (The)	11,340	718,049
Toll Brothers Inc.[a]	2,759	88,150
Torchmark Corp.	2,361	125,039
Total System Services Inc.	2,880	97,315
Towers Watson & Co. Class A	1,080	119,113
Tractor Supply Co.	2,250	164,745
TransDigm Group Inc.	765	143,078
Travelers Companies Inc. (The)	5,490	553,392
Trimble Navigation Ltd.[a]	4,140	111,200
TripAdvisor Inc.[a]	2,025	179,537
TRW Automotive Holdings Corp.[a]	1,890	191,552
Twenty-First Century Fox Inc. Class A	23,310	803,729
Twenty-First Century Fox Inc. Class B	6,885	228,375
Twitter Inc.[a]	5,175	214,607
Tyco International Ltd.[a]	7,605	326,483
Tyson Foods Inc. Class A	4,815	194,285
U.S. Bancorp	29,520	1,257,552
UDR Inc.	4,230	127,873
Ulta Salon, Cosmetics & Fragrance Inc.[a]	1,035	125,038
Under Armour Inc. Class Aa	2,700	177,066
Union Pacific Corp.	14,760	1,718,802
United Continental Holdings Inc.[a]	1,620	85,552
United Parcel Service Inc. Class B	11,610	1,218,005
United Rentals Inc.[a]	1,575	173,345
United Technologies Corp.	13,860	1,483,020
UnitedHealth Group Inc.	15,750	1,496,407
Universal Health Services Inc. Class B	1,485	154,009
Unum Group	4,140	138,524
Urban Outfitters Inc.[a]	1,890	57,380
Valero Energy Corp.	8,595	430,524
Vantiv Inc. Class Aa	2,025	62,613
Varian Medical Systems Inc.[a]	1,620	136,274
Ventas Inc.	4,730	324,052
VeriSign Inc.[a,b]	2,115	126,392

Security	Shares	Value

Verisk Analytics Inc. Class Aa	2,340	$145,899
Verizon Communications Inc.	66,825	3,357,956
Vertex Pharmaceuticals Inc.[a]	3,780	425,779
VF Corp.	5,760	389,837
Viacom Inc. Class B NVS	6,255	454,613
Visa Inc. Class A	8,100	1,955,583
VMware Inc. Class Aa,b	1,305	109,059
Vornado Realty Trust	2,700	295,596
Voya Financial Inc.	2,970	116,573
Vulcan Materials Co.	2,160	133,294
W.R. Berkley Corp.	1,710	88,133
W.W. Grainger Inc.	1,035	255,438
Wal-Mart Stores Inc.	26,055	1,987,215
Walgreen Co.	14,715	944,997
Walt Disney Co. (The)	26,460	2,417,915
Waste Management Inc.	7,020	343,208
Waters Corp.[a]	1,440	159,552
WellPoint Inc.	4,545	575,806
Wells Fargo & Co.	80,775	4,288,345
Western Digital Corp.	3,600	354,132
Western Union Co.	9,270	157,219
Westlake Chemical Corp.	765	53,971
Weyerhaeuser Co.	8,640	292,550
Whirlpool Corp.	1,260	216,783
Whiting Petroleum Corp.[a]	1,935	118,499
Whole Foods Market Inc.	6,030	237,160
Williams Companies Inc. (The)	11,205	621,990
Willis Group Holdings PLC	2,790	113,079
Windstream Holdings Inc.	9,045	94,792
Wisconsin Energy Corp.	3,690	183,245
Workday Inc. Class Aa,b	1,485	141,788
Wyndham Worldwide Corp.	2,025	157,282
Wynn Resorts Ltd.	1,305	247,963
Xcel Energy Inc.	7,830	262,070
Xerox Corp.	18,000	239,040
Xilinx Inc.	4,365	194,155
XL Group PLC	4,410	149,411
Xylem Inc.	3,060	111,262
Yahoo! Inc.[a]	15,570	716,998
Yum! Brands Inc.	7,155	513,944
Zimmer Holdings Inc.	2,700	300,348
Zoetis Inc.	8,077	300,141

		303,978,982

TOTAL COMMON STOCKS
(Cost: $397,864,476)		487,165,272

PREFERRED STOCKS — 0.23%

GERMANY — 0.23%
Bayerische Motoren Werke AG	945	75,610
Fuchs Petrolub SE	990	38,377
Henkel AG & Co. KGaA	2,880	284,266
Porsche Automobil Holding SE	2,475	202,584
Volkswagen AG	2,520	536,900

		1,137,737

186

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

October 31, 2014

Security	Shares	Value

UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC[a]	2,755,170	$4,408

		4,408

TOTAL PREFERRED STOCKS
(Cost: $955,970)		1,142,145

RIGHTS — 0.01%

SPAIN — 0.01%
Banco Santander SAa	195,663	37,262

		37,262

TOTAL RIGHTS
(Cost: $37,760)		37,262

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[e],f,g	8,343,905	8,343,905
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[e],f,g	482,598	482,598
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	411,697	411,697

		9,238,200

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,238,200)		9,238,200

TOTAL INVESTMENTS IN SECURITIES — 101.65%
(Cost: $408,096,406)		497,582,879
Other Assets, Less Liabilities — (1.65)%		(8,086,153)

NET ASSETS — 100.00%		$489,496,726

FDR	— Fiduciary Depositary Receipts
NVS	— Non-Voting Shares
SDR	— Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

187

Schedule of Investments  (Unaudited)

iSHARES® MSCI QATAR CAPPED ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.95%

COMMERCIAL BANKS — 42.99%
Al Khalij Commercial Bank	143,778	$860,721
Commercial Bank of Qatar QSC (The)	57,868	1,174,348
Doha Bank QSC	53,351	849,737
Masraf Al Rayan QSC	404,891	5,670,509
Qatar International Islamic Bank QSC	47,717	1,140,003
Qatar Islamic Bank SAQ	57,080	1,755,560
Qatar National Bank SAQ	94,713	5,573,724

		17,024,602
CONSTRUCTION MATERIALS — 3.28%
Qatar National Cement Co.	17,163	622,129
Qatari Investors Group QSC	50,003	677,637

		1,299,766
DIVERSIFIED FINANCIAL SERVICES — 2.40%
Qatar Industrial Manufacturing Co.[a]	28,830	362,596
Salam International Investment Co.	120,971	587,988

		950,584
DIVERSIFIED TELECOMMUNICATION SERVICES — 6.64%
Ooredoo QSC	77,509	2,628,650

		2,628,650
ENERGY EQUIPMENT & SERVICES — 4.53%
Gulf International Services OSC	54,944	1,795,482

		1,795,482
FOOD & STAPLES RETAILING — 1.06%
Meera Consumer Goods Co.	8,190	417,872

		417,872
FOOD PRODUCTS — 0.71%
Widam Food Co.	16,771	280,933

		280,933
HEALTH CARE PROVIDERS & SERVICES — 1.25%
Medicare Group	14,283	495,770

		495,770
INDUSTRIAL CONGLOMERATES — 10.35%
Industries Qatar QSC	79,226	4,098,853

		4,098,853
INSURANCE — 3.78%
Qatar Insurance Co. SAQ	56,095	1,495,744

		1,495,744

Security	Shares	Value

MARINE — 2.88%
Qatar Navigation QSC	42,501	$1,141,436

		1,141,436
MULTI-UTILITIES — 4.29%
Qatar Electricity & Water Co. QSC	33,945	1,698,392

		1,698,392
OIL, GAS & CONSUMABLE FUELS — 3.26%
Qatar Gas Transport Co. Ltd.	197,985	1,291,248

		1,291,248
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.16%
Barwa Real Estate Co.	134,044	1,580,972
Mazaya Qatar Real Estate Development Q.S.C	64,037	423,801
National Leasing	36,208	257,027
United Development Co. PSC	132,312	968,301

		3,230,101
WIRELESS TELECOMMUNICATION SERVICES — 4.37%
Vodafone Qatar QSC	304,575	1,731,324

		1,731,324

TOTAL COMMON STOCKS
(Cost: $38,968,027)		39,580,757

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	38,829	38,829

		38,829

TOTAL SHORT-TERM INVESTMENTS
(Cost: $38,829)		38,829

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $39,006,856)		39,619,586
Other Assets, Less Liabilities — (0.05)%		(18,804)

NET ASSETS — 100.00%		$39,600,782

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

188

Schedule of Investments  (Unaudited)

iSHARES® MSCI UAE CAPPED ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.37%

AIRLINES — 3.46%
Air Arabia PJSC	4,400,472	$1,581,438

		1,581,438
BUILDING PRODUCTS — 1.15%
National Central Cooling Co. PJSC	1,304,160	525,499

		525,499
CAPITAL MARKETS — 5.12%
Dubai Investments PJSC	2,233,500	1,866,824
SHUAA Capital PSC[a]	1,774,373	474,390

		2,341,214
COMMERCIAL BANKS — 28.85%
Abu Dhabi Commercial Bank PJSC	1,418,908	3,051,830
Ajman Bank PJSC[a]	1,176,260	733,361
Dubai Islamic Bank PJSC	1,001,324	2,060,988
First Gulf Bank PJSC	447,910	2,213,331
National Bank of Abu Dhabi PJSC	772,481	2,839,231
Union National Bank PJSC	1,222,101	2,289,152

		13,187,893
CONSTRUCTION & ENGINEERING — 4.83%
Arabtec Holding Co.[a]	1,918,002	2,208,862

		2,208,862
DIVERSIFIED FINANCIAL SERVICES — 8.31%
Al Waha Capital PJSC	1,867,913	1,398,519
Dubai Financial Market PJSC	2,411,947	1,805,841
Gulf General Investment Co.[a]	2,321,472	594,115

		3,798,475
ENERGY EQUIPMENT & SERVICES — 2.75%
Lamprell PLC[a]	536,226	1,258,940

		1,258,940
FOOD PRODUCTS — 1.78%
Agthia Group PJSC	454,548	814,300

		814,300
HEALTH CARE PROVIDERS & SERVICES — 5.88%
Al Noor Hospitals Group PLC	81,956	1,336,085
NMC Health PLC	170,864	1,353,115

		2,689,200

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.45%
Dana Gas PJSC[a]	6,854,829	$1,119,765

		1,119,765
REAL ESTATE MANAGEMENT & DEVELOPMENT — 25.54%
Aldar Properties PJSC	4,166,505	3,629,953
Emaar Properties PJSC	2,488,517	6,775,162
Eshraq Properties Co. PJSC[a]	2,230,621	649,813
RAK Properties PJSC	2,741,942	619,606

		11,674,534
TRANSPORTATION INFRASTRUCTURE — 9.25%
DP World Ltd.	220,738	4,229,340

		4,229,340

TOTAL COMMON STOCKS
(Cost: $50,464,733)		45,429,460

RIGHTS — 0.03%

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.03%
Eshraq Properties Co. PJSC[a]	781,841	14,900

		14,900

TOTAL RIGHTS
(Cost: $0)		14,900

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	63,912	63,912

		63,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $63,912)		63,912

TOTAL INVESTMENTS IN SECURITIES — 99.54%
(Cost: $50,528,645)		45,508,272
Other Assets, Less Liabilities — 0.46%		209,185

NET ASSETS — 100.00%		$45,717,457

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

189

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 0.48%
Lockheed Martin Corp.	33,680	$6,418,398
Precision Castparts Corp.	41,409	9,138,966

		15,557,364
AIR FREIGHT & LOGISTICS — 1.39%
United Parcel Service Inc. Class B	431,322	45,249,991

		45,249,991
AIRLINES — 0.33%
Southwest Airlines Co.	309,860	10,683,973

		10,683,973
BEVERAGES — 2.53%
Coca-Cola Co. (The)	761,784	31,903,514
PepsiCo Inc.	528,034	50,781,030

		82,684,544
BIOTECHNOLOGY — 0.67%
Amgen Inc.	135,991	22,055,020

		22,055,020
CHEMICALS — 3.93%
Ecolab Inc.	407,213	45,294,302
Monsanto Co.	143,873	16,551,150
Praxair Inc.	238,042	29,990,911
Sherwin-Williams Co. (The)	67,071	15,396,819
Sigma-Aldrich Corp.	155,047	21,072,438

		128,305,620
COMMERCIAL BANKS — 0.68%
M&T Bank Corp.	31,282	3,822,035
U.S. Bancorp	361,765	15,411,189
Wells Fargo & Co.	57,756	3,066,266

		22,299,490
COMMERCIAL SERVICES & SUPPLIES — 2.71%
Republic Services Inc.	522,739	20,073,178
Stericycle Inc.[a,b]	291,325	36,706,950
Waste Management Inc.	648,545	31,707,365

		88,487,493
COMMUNICATIONS EQUIPMENT — 2.16%
Cisco Systems Inc.	83,334	2,039,183
Motorola Solutions Inc.	455,795	29,398,777
QUALCOMM Inc.	497,860	39,086,989

		70,524,949

Security	Shares	Value

DISTRIBUTORS — 0.27%
Genuine Parts Co.	89,615	$8,699,824

		8,699,824
DIVERSIFIED FINANCIAL SERVICES — 1.17%
Berkshire Hathaway Inc. Class Ba,b	273,677	38,358,568

		38,358,568
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.43%
AT&T Inc.	1,275,370	44,433,891
CenturyLink Inc.	501,928	20,819,974
Verizon Communications Inc.	933,569	46,911,842

		112,165,707
ELECTRIC UTILITIES — 4.02%
Duke Energy Corp.	595,107	48,888,040
NextEra Energy Inc.	109,980	11,022,195
Southern Co. (The)	930,838	43,153,650
Xcel Energy Inc.	841,096	28,151,483

		131,215,368
FOOD & STAPLES RETAILING — 1.71%
CVS Health Corp.	19,790	1,698,180
Sysco Corp.	218,714	8,429,238
Wal-Mart Stores Inc.	598,452	45,643,934

		55,771,352
FOOD PRODUCTS — 4.52%
Campbell Soup Co.	193,432	8,543,891
General Mills Inc.	834,631	43,367,427
Hershey Co. (The)	223,829	21,467,439
Hormel Foods Corp.	430,937	23,231,814
J.M. Smucker Co. (The)	15,493	1,611,272
Kellogg Co.	153,436	9,813,767
McCormick & Co. Inc. NVS	346,192	24,482,698
Mondelez International Inc. Class A	430,989	15,196,672

		147,714,980
HEALTH CARE EQUIPMENT & SUPPLIES — 4.69%
Abbott Laboratories	1,027,279	44,779,091
Baxter International Inc.	116,558	8,175,378
Becton, Dickinson and Co.	381,781	49,135,215
C.R. Bard Inc.	135,879	22,280,080
Covidien PLC	21,470	1,984,687
Medtronic Inc.	392,514	26,753,754

		153,108,205
HEALTH CARE PROVIDERS & SERVICES — 6.41%
AmerisourceBergen Corp.	562,349	48,030,228
Cardinal Health Inc.	65,535	5,143,187
DaVita HealthCare Partners Inc.[a]	212,219	16,567,937
Express Scripts Holding Co.[a,b]	61,181	4,699,924
Henry Schein Inc.[a,b]	230,400	27,654,912
Laboratory Corp. of America Holdings[a]	161,829	17,686,291
McKesson Corp.	148,823	30,272,087

190

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

Patterson Companies Inc.	259,106	$11,170,060
Quest Diagnostics Inc.	222,272	14,105,381
UnitedHealth Group Inc.	307,905	29,254,054
WellPoint Inc.	37,521	4,753,536

		209,337,597
HOTELS, RESTAURANTS & LEISURE — 2.10%
McDonald’s Corp.	446,682	41,867,504
Starbucks Corp.	181,836	13,739,528
Yum! Brands Inc.	178,667	12,833,651

		68,440,683
HOUSEHOLD PRODUCTS — 4.29%
Church & Dwight Co. Inc.	215,069	15,573,146
Clorox Co. (The)[b]	108,376	10,783,412
Colgate-Palmolive Co.	336,618	22,513,012
Kimberly-Clark Corp.	384,716	43,961,497
Procter & Gamble Co. (The)	541,359	47,244,400

		140,075,467
INDUSTRIAL CONGLOMERATES — 1.06%
3M Co.	225,445	34,666,678

		34,666,678
INSURANCE — 6.53%
ACE Ltd.	77,732	8,496,108
Alleghany Corp.[a]	46,072	20,468,868
Arch Capital Group Ltd.[a]	461,297	25,980,247
Chubb Corp. (The)	457,715	45,478,562
Everest Re Group Ltd.	113,061	19,293,860
Marsh & McLennan Companies Inc.	366,275	19,914,372
PartnerRe Ltd.	88,199	10,203,742
RenaissanceRe Holdings Ltd.	139,504	14,414,948
Travelers Companies Inc. (The)	226,645	22,845,816
W.R. Berkley Corp.	373,305	19,240,140
Willis Group Holdings PLC	171,413	6,947,369

		213,284,032
INTERNET SOFTWARE & SERVICES — 1.35%
eBay Inc.[a]	121,325	6,369,562
Google Inc. Class Aa	29,303	16,640,295
Google Inc. Class Ca	15,011	8,392,350
VeriSign Inc.[a,b]	30,724	1,836,066
Yahoo! Inc.[a]	233,641	10,759,168

		43,997,441
IT SERVICES — 6.86%
Accenture PLC Class A	167,337	13,574,378
Automatic Data Processing Inc.	576,122	47,115,257
Fidelity National Information Services Inc.	229,480	13,399,337
Fiserv Inc.[a]	459,517	31,927,241
International Business Machines Corp.	175,162	28,796,633
MasterCard Inc. Class A	86,456	7,240,690
Paychex Inc.	1,023,454	48,040,931
Vantiv Inc. Class Aa	51,433	1,590,308
Visa Inc. Class A	133,980	32,346,791

		224,031,566

Security	Shares	Value

MEDIA — 0.10%
Comcast Corp. Class A Special NVS[b]	30,288	$1,670,080
Scripps Networks Interactive Inc. Class A	19,833	1,531,901

		3,201,981
METALS & MINING — 0.53%
Newmont Mining Corp.	923,556	17,325,911

		17,325,911
MULTI-UTILITIES — 4.24%
Consolidated Edison Inc.	641,700	40,658,112
Dominion Resources Inc.	474,297	33,817,376
PG&E Corp.	549,018	27,626,586
Sempra Energy	40,083	4,409,130
Wisconsin Energy Corp.	644,125	31,987,247

		138,498,451
MULTILINE RETAIL — 2.16%
Dollar General Corp.[a]	379,526	23,784,894
Dollar Tree Inc.[a]	51,336	3,109,422
Family Dollar Stores Inc.	201,618	15,784,673
Target Corp.	448,813	27,745,620

		70,424,609
OIL, GAS & CONSUMABLE FUELS — 5.78%
Antero Resources Corp.[a,b]	80,943	4,244,651
Cabot Oil & Gas Corp.	49,303	1,533,323
Chevron Corp.	213,029	25,552,828
ConocoPhillips	83,764	6,043,573
EQT Corp.	75,756	7,124,094
Exxon Mobil Corp.	448,359	43,360,799
Kinder Morgan Inc.[b]	509,006	19,698,532
Kinder Morgan Management LLC[a,b]	360,459	34,294,061
Range Resources Corp.	140,687	9,622,991
Spectra Energy Corp.	949,691	37,161,409

		188,636,261
PHARMACEUTICALS — 7.08%
Actavis PLC[a]	11,955	2,901,957
Bristol-Myers Squibb Co.	598,266	34,813,098
Eli Lilly and Co.	577,175	38,284,018
Johnson & Johnson	453,076	48,832,531
Merck & Co. Inc.	806,004	46,699,872
Perrigo Co. PLC	119,755	19,334,445
Pfizer Inc.	1,350,584	40,449,991

		231,315,912
PROFESSIONAL SERVICES — 0.62%
Nielsen NV	58,260	2,475,467
Verisk Analytics Inc. Class Aa	282,776	17,631,084

		20,106,551
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.40%
American Tower Corp.	337,922	32,947,395
AvalonBay Communities Inc.[b]	114,000	17,765,760

191

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY ETF

October 31, 2014

Security	Shares	Value

Camden Property Trust	30,132	$2,310,221
Crown Castle International Corp.	427,577	33,402,315
Equity Residential[b]	145,491	10,120,354
Federal Realty Investment Trust[b]	134,188	17,685,978
General Growth Properties Inc.	163,337	4,232,062
Health Care REIT Inc.	103,733	7,376,454
Public Storage	154,809	28,537,491
Simon Property Group Inc.	65,796	11,791,301
Ventas Inc.	149,832	10,264,990

		176,434,321
ROAD & RAIL — 1.34%
J.B. Hunt Transport Services Inc.	118,493	9,452,186
Union Pacific Corp.	294,686	34,316,185

		43,768,371
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.17%
Intel Corp.	1,120,155	38,096,472

		38,096,472
SOFTWARE — 2.33%
ANSYS Inc.[a]	70,054	5,503,442
Intuit Inc.	306,207	26,949,278
Microsoft Corp.	467,926	21,969,126
Synopsys Inc.[a]	532,294	21,813,408

		76,235,254
SPECIALTY RETAIL — 3.84%
AutoZone Inc.[a,b]	71,992	39,849,012
Bed Bath & Beyond Inc.[a]	75,906	5,111,510
Home Depot Inc. (The)	87,665	8,549,091
O’Reilly Automotive Inc.[a,b]	92,362	16,244,628
PetSmart Inc.	139,612	10,100,928
Ross Stores Inc.	108,010	8,718,567
TJX Companies Inc. (The)	583,087	36,921,069

		125,494,805
TEXTILES, APPAREL & LUXURY GOODS — 0.06%
Nike Inc. Class B	20,519	1,907,651

		1,907,651
TOBACCO — 0.94%
Altria Group Inc.	532,436	25,737,956
Reynolds American Inc.	81,075	5,100,429

		30,838,385
WATER UTILITIES — 0.09%
American Water Works Co. Inc.	57,736	3,081,370

		3,081,370

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.91%
SBA Communications Corp. Class Aa	265,094	$29,778,009

		29,778,009

TOTAL COMMON STOCKS
(Cost: $2,941,710,146)		3,261,860,226

SHORT-TERM INVESTMENTS — 2.88%

MONEY MARKET FUNDS — 2.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],[d,e]	82,983,991	82,983,991
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%c,[d,e]	4,799,661	4,799,661
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,224,852	6,224,852

		94,008,504

TOTAL SHORT-TERM INVESTMENTS
(Cost: $94,008,504)		94,008,504

TOTAL INVESTMENTS IN SECURITIES — 102.76%
(Cost: $3,035,718,650)		3,355,868,730
Other Assets, Less Liabilities — (2.76)%		(90,215,904)

NET ASSETS — 100.00%		$3,265,652,826

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

192

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 6.77%
B/E Aerospace Inc.[a]	7,411	$551,749
General Dynamics Corp.	44,079	6,160,481
L-3 Communications Holdings Inc.	9,928	1,205,855
Lockheed Martin Corp.	50,477	9,619,402
Northrop Grumman Corp.	26,991	3,723,678
Raytheon Co.	44,511	4,623,803
Textron Inc.	33,173	1,377,675
TransDigm Group Inc.	5,588	1,045,123

		28,307,766
AIR FREIGHT & LOGISTICS — 0.85%
FedEx Corp.	21,209	3,550,387

		3,550,387
AIRLINES — 0.79%
American Airlines Group Inc.	22,664	937,157
Delta Air Lines Inc.	31,605	1,271,469
Southwest Airlines Co.	31,369	1,081,603

		3,290,229
AUTO COMPONENTS — 0.74%
BorgWarner Inc.	23,211	1,323,491
Delphi Automotive PLC	25,672	1,770,855

		3,094,346
AUTOMOBILES — 0.93%
Tesla Motors Inc.[a]	16,140	3,901,038

		3,901,038
BEVERAGES — 0.65%
Brown-Forman Corp. Class B NVS	15,325	1,420,168
Constellation Brands Inc. Class Aa	13,953	1,277,257

		2,697,425
BIOTECHNOLOGY — 5.89%
Alexion Pharmaceuticals Inc.[a]	21,327	4,081,135
Biogen Idec Inc.[a]	18,216	5,848,793
Gilead Sciences Inc.[a]	131,285	14,703,920

		24,633,848
CAPITAL MARKETS — 1.61%
Ameriprise Financial Inc.	15,899	2,005,977
Charles Schwab Corp. (The)	110,976	3,181,682
Legg Mason Inc.	10,199	530,348
TD Ameritrade Holding Corp.	29,974	1,011,323

		6,729,330

Security	Shares	Value

CHEMICALS — 3.16%
Air Products and Chemicals Inc.	16,971	$2,285,315
Dow Chemical Co. (The)	121,846	6,019,192
International Flavors & Fragrances Inc.	8,585	851,203
LyondellBasell Industries NV Class A	40,317	3,694,247
Westlake Chemical Corp.	5,187	365,943

		13,215,900
COMMERCIAL BANKS — 4.90%
Wells Fargo & Co.	386,135	20,499,907

		20,499,907
COMMUNICATIONS EQUIPMENT — 0.21%
Harris Corp.	12,863	895,265

		895,265
COMPUTERS & PERIPHERALS — 2.69%
Hewlett-Packard Co.	203,581	7,304,486
SanDisk Corp.	20,495	1,929,399
Western Digital Corp.	20,447	2,011,372

		11,245,257
CONSTRUCTION MATERIALS — 0.14%
Martin Marietta Materials Inc.	5,060	591,615

		591,615
CONTAINERS & PACKAGING — 0.35%
Ball Corp.	12,725	819,872
Sealed Air Corp.	17,482	633,722

		1,453,594
DIVERSIFIED FINANCIAL SERVICES — 3.36%
Berkshire Hathaway Inc. Class Ba	100,307	14,059,029

		14,059,029
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.43%
Frontier Communications Corp.	99,443	650,357
Level 3 Communications Inc.[a,b]	24,427	1,145,871

		1,796,228
ELECTRIC UTILITIES — 1.53%
NextEra Energy Inc.	51,277	5,138,981
Pepco Holdings Inc.	46,073	1,259,636

		6,398,617
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.76%
Corning Inc.	122,109	2,494,687
Trimble Navigation Ltd.[a]	25,226	677,570

		3,172,257
ENERGY EQUIPMENT & SERVICES — 0.70%
Helmerich & Payne Inc.	14,621	1,269,395

193

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

October 31, 2014

Security	Shares	Value

Nabors Industries Ltd.	28,377	$506,530
Weatherford International Ltd.[a]	69,519	1,141,502

		2,917,427
FOOD & STAPLES RETAILING — 4.54%
CVS Health Corp.	126,903	10,889,546
Kroger Co. (The)	42,629	2,374,862
Safeway Inc.	21,037	733,350
Walgreen Co.	77,746	4,992,848

		18,990,606
FOOD PRODUCTS — 0.68%
Hormel Foods Corp.	10,228	551,392
Tyson Foods Inc. Class A	56,818	2,292,606

		2,843,998
HEALTH CARE EQUIPMENT & SUPPLIES — 1.42%
Becton, Dickinson and Co.	13,882	1,786,614
Boston Scientific Corp.[a]	125,761	1,670,106
C.R. Bard Inc.	5,428	890,029
St. Jude Medical Inc.	25,065	1,608,421

		5,955,170
HEALTH CARE PROVIDERS & SERVICES — 4.00%
Cardinal Health Inc.	50,227	3,941,815
DaVita HealthCare Partners Inc.[a]	15,457	1,206,728
Humana Inc.	15,103	2,097,051
McKesson Corp.	28,231	5,742,468
Omnicare Inc.	6,876	457,873
WellPoint Inc.	25,949	3,287,479

		16,733,414
HOTELS, RESTAURANTS & LEISURE — 0.71%
Marriott International Inc. Class A	26,067	1,974,575
MGM Resorts International[a]	42,349	984,614

		2,959,189
HOUSEHOLD DURABLES — 0.21%
Garmin Ltd.	15,871	880,523

		880,523
INDUSTRIAL CONGLOMERATES — 2.18%
3M Co.	59,188	9,101,339

		9,101,339
INSURANCE — 1.40%
Aon PLC	24,586	2,114,396
Assurant Inc.	7,536	514,106
Marsh & McLennan Companies Inc.	47,980	2,608,673
Torchmark Corp.	11,492	608,616

		5,845,791

Security	Shares	Value

INTERNET & CATALOG RETAIL — 1.35%
Priceline Group Inc. (The)[a]	4,671	$5,634,207

		5,634,207
INTERNET SOFTWARE & SERVICES — 6.52%
Facebook Inc. Class Aa	322,929	24,216,446
Yahoo! Inc.[a]	66,129	3,045,240

		27,261,686
IT SERVICES — 1.42%
Alliance Data Systems Corp.[a]	3,699	1,048,112
Fidelity National Information Services Inc.	21,151	1,235,007
Fiserv Inc.[a]	26,978	1,874,432
Total System Services Inc.	13,203	446,129
Xerox Corp.	101,701	1,350,589

		5,954,269
LEISURE EQUIPMENT & PRODUCTS — 0.15%
Polaris Industries Inc.	4,296	648,095

		648,095
LIFE SCIENCES TOOLS & SERVICES — 1.99%
Illumina Inc.[a]	16,704	3,216,856
Thermo Fisher Scientific Inc.	43,268	5,087,019

		8,303,875
MACHINERY — 1.87%
Caterpillar Inc.	51,642	5,237,015
Dover Corp.	15,411	1,224,250
Parker-Hannifin Corp.	10,806	1,372,686

		7,833,951
MEDIA — 2.58%
DIRECTV[a]	57,321	4,974,889
DISH Network Corp. Class Aa	19,361	1,232,328
Time Warner Cable Inc.	31,241	4,598,988

		10,806,205
METALS & MINING — 0.68%
Alcoa Inc.	168,828	2,829,557

		2,829,557
MULTI-UTILITIES — 2.38%
Dominion Resources Inc.	56,427	4,023,245
MDU Resources Group Inc.	22,932	646,224
NiSource Inc.	29,965	1,260,328
Public Service Enterprise Group Inc.	50,507	2,086,444
Sempra Energy	17,658	1,942,380

		9,958,621

194

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA MOMENTUM FACTOR ETF

October 31, 2014

Security	Shares	Value

MULTILINE RETAIL — 0.46%
Macy’s Inc.	33,114	$1,914,651

		1,914,651
OIL, GAS & CONSUMABLE FUELS — 3.81%
Cimarex Energy Co.	6,180	702,481
Continental Resources Inc.[a]	8,718	491,434
Energen Corp.	5,039	341,140
EOG Resources Inc.	49,598	4,714,290
EQT Corp.	16,011	1,505,674
ONEOK Inc.	26,445	1,558,668
Phillips 66	49,234	3,864,869
Valero Energy Corp.	55,302	2,770,077

		15,948,633
PHARMACEUTICALS — 15.88%
Actavis PLC[a]	49,140	11,928,244
Allergan Inc.	55,337	10,517,350
Endo International PLC[a]	18,862	1,262,245
Johnson & Johnson	188,401	20,305,860
Merck & Co. Inc.	335,158	19,419,055
Mylan Inc.[a]	55,917	2,994,355

		66,427,109
PROFESSIONAL SERVICES — 0.48%
Nielsen NV	33,787	1,435,610
Towers Watson & Co. Class A	5,135	566,339

		2,001,949
ROAD & RAIL — 2.90%
Union Pacific Corp.	104,121	12,124,890

		12,124,890
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.43%
Avago Technologies Ltd.	41,060	3,541,425
Marvell Technology Group Ltd.	35,915	482,697
Micron Technology Inc.[a]	185,210	6,128,599

		10,152,721
SOFTWARE — 1.11%
Activision Blizzard Inc.	44,193	881,650
Adobe Systems Inc.[a]	40,856	2,864,823
Electronic Arts Inc.[a]	22,091	905,068

		4,651,541
SPECIALTY RETAIL — 1.29%
Advance Auto Parts Inc.	6,771	995,066
AutoZone Inc.[a]	4,409	2,440,470
O’Reilly Automotive Inc.[a]	11,255	1,979,529

		5,415,065

Security	Shares	Value

TOBACCO — 0.54%
Lorillard Inc.	36,787	$2,262,401

		2,262,401
TRADING COMPANIES & DISTRIBUTORS — 0.26%
United Rentals Inc.[a]	9,724	1,070,223

		1,070,223
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
T-Mobile US Inc.[a]	16,244	474,162

		474,162

TOTAL COMMON STOCKS (Cost: $378,052,994)		417,433,306

SHORT-TERM INVESTMENTS — 0.37%

MONEY MARKET FUNDS — 0.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%c,[d,e]	816,512	816,512
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%c,[d,e]	47,226	47,226
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	689,474	689,474

		1,553,212

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,553,212)		1,553,212

TOTAL INVESTMENTS IN SECURITIES — 100.18% (Cost: $379,606,206)		418,986,518
Other Assets, Less Liabilities — (0.18)%		(755,041)

NET ASSETS — 100.00%		$418,231,477

NVS   —   Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

195

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA QUALITY FACTOR ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 5.16%
Boeing Co. (The)	88,750	$11,085,763
Honeywell International Inc.	91,210	8,767,105
Lockheed Martin Corp.	45,446	8,660,644
Raytheon Co.	36,548	3,796,606
Rockwell Collins Inc.	19,253	1,620,140

		33,930,258
AIR FREIGHT & LOGISTICS — 0.41%
C.H. Robinson Worldwide Inc.	23,254	1,609,409
Expeditors International of Washington Inc.	25,095	1,070,553

		2,679,962
AIRLINES — 0.17%
Delta Air Lines Inc.	27,527	1,107,411

		1,107,411
AUTO COMPONENTS — 0.61%
Delphi Automotive PLC	58,330	4,023,603

		4,023,603
BEVERAGES — 0.62%
Brown-Forman Corp. Class B NVS	18,358	1,701,236
Monster Beverage Corp.[a]	23,908	2,411,839

		4,113,075
BIOTECHNOLOGY — 6.83%
Biogen Idec Inc.[a]	32,393	10,400,744
Celgene Corp.[a]	106,342	11,388,165
Gilead Sciences Inc.[a]	206,752	23,156,224

		44,945,133
CAPITAL MARKETS — 1.12%
Eaton Vance Corp. NVS	15,829	582,982
Franklin Resources Inc.	52,590	2,924,530
SEI Investments Co.	21,209	819,940
T. Rowe Price Group Inc.	36,701	3,012,785

		7,340,237
CHEMICALS — 3.52%
Albemarle Corp.	10,162	593,258
Eastman Chemical Co.	18,446	1,490,068
FMC Corp.	16,638	954,189
International Flavors & Fragrances Inc.	10,254	1,016,684
LyondellBasell Industries NV Class A	68,902	6,313,490
Monsanto Co.	66,509	7,651,195
Sherwin-Williams Co. (The)	13,358	3,066,463
Sigma-Aldrich Corp.	15,085	2,050,202

		23,135,549

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 2.92%
F5 Networks Inc.[a]	9,929	$1,221,069
Harris Corp.	12,724	885,590
QUALCOMM Inc.	217,491	17,075,218

		19,181,877
COMPUTERS & PERIPHERALS — 6.05%
Apple Inc.	342,129	36,949,932
Seagate Technology PLC	45,452	2,855,749

		39,805,681
DISTRIBUTORS — 0.30%
Genuine Parts Co.	20,128	1,954,026

		1,954,026
DIVERSIFIED CONSUMER SERVICES — 0.21%
H&R Block Inc.	42,720	1,380,283

		1,380,283
DIVERSIFIED FINANCIAL SERVICES — 0.70%
McGraw Hill Financial Inc.	50,741	4,591,046

		4,591,046
ELECTRICAL EQUIPMENT — 0.33%
Rockwell Automation Inc.	19,374	2,176,669

		2,176,669
ENERGY EQUIPMENT & SERVICES — 0.73%
Core Laboratories NV	7,115	992,756
FMC Technologies Inc.[a]	28,852	1,616,866
Helmerich & Payne Inc.	13,482	1,170,507
Oceaneering International Inc.	14,241	1,000,715

		4,780,844
FOOD PRODUCTS — 1.77%
Hershey Co. (The)	25,991	2,492,797
Hormel Foods Corp.	18,400	991,944
Kellogg Co.	36,645	2,343,814
Kraft Foods Group Inc.	85,587	4,822,827
McCormick & Co. Inc. NVS	13,751	972,471

		11,623,853
HEALTH CARE EQUIPMENT & SUPPLIES — 1.24%
C.R. Bard Inc.	10,573	1,733,655
Edwards Lifesciences Corp.[a]	14,236	1,721,417
Intuitive Surgical Inc.[a]	5,043	2,500,320
ResMed Inc.[b]	18,588	970,665
Varian Medical Systems Inc.[a]	14,732	1,239,256

		8,165,313

196

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

October 31, 2014

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.19%
Henry Schein Inc.[a]	10,464	$1,255,994

		1,255,994
HOTELS, RESTAURANTS & LEISURE — 4.64%
Chipotle Mexican Grill Inc.[a]	4,313	2,751,694
McDonald’s Corp.	142,309	13,338,623
Starbucks Corp.	124,893	9,436,915
Yum! Brands Inc.	69,641	5,002,313

		30,529,545
HOUSEHOLD DURABLES — 0.13%
Garmin Ltd.	15,192	842,852

		842,852
HOUSEHOLD PRODUCTS — 2.20%
Colgate-Palmolive Co.	119,806	8,012,625
Kimberly-Clark Corp.	56,326	6,436,372

		14,448,997
INDUSTRIAL CONGLOMERATES — 2.02%
3M Co.	86,578	13,313,099

		13,313,099
INSURANCE — 0.79%
Aflac Inc.	56,343	3,365,367
Progressive Corp. (The)	68,665	1,813,443

		5,178,810
INTERNET & CATALOG RETAIL — 1.57%
Priceline Group Inc. (The)[a]	7,426	8,957,316
TripAdvisor Inc.[a]	15,546	1,378,308

		10,335,624
INTERNET SOFTWARE & SERVICES — 4.91%
Google Inc. Class Aa	28,426	16,142,272
Google Inc. Class Ca	28,933	16,175,862

		32,318,134
IT SERVICES — 11.69%
Accenture PLC Class A	129,744	10,524,833
Automatic Data Processing Inc.	69,220	5,660,812
International Business Machines Corp.	146,917	24,153,155
MasterCard Inc. Class A	190,196	15,928,915
Paychex Inc.	55,061	2,584,563
Teradata Corp.[a,b]	20,949	886,562
Visa Inc. Class A	71,054	17,154,567

		76,893,407
LEISURE EQUIPMENT & PRODUCTS — 0.50%
Mattel Inc.	47,472	1,474,955

Security	Shares	Value

Polaris Industries Inc.	11,921	$1,798,402

		3,273,357
LIFE SCIENCES TOOLS & SERVICES — 0.36%
Mettler-Toledo International Inc.[a]	4,541	1,173,712
Waters Corp.[a]	10,798	1,196,419

		2,370,131
MACHINERY — 0.93%
Cummins Inc.	21,064	3,079,135
Flowserve Corp.	17,821	1,211,650
Joy Global Inc.	12,098	636,718
Pall Corp.	13,339	1,219,451

		6,146,954
MEDIA — 1.00%
Liberty Media Corp. Class Aa	14,256	684,573
Liberty Media Corp. Class Ca	30,783	1,475,429
Scripps Networks Interactive Inc. Class A	10,174	785,840
Viacom Inc. Class B NVS	49,939	3,629,567

		6,575,409
MULTILINE RETAIL — 0.72%
Dollar Tree Inc.[a]	38,094	2,307,354
Family Dollar Stores Inc.	14,146	1,107,490
Nordstrom Inc.	17,836	1,295,072

		4,709,916
OIL, GAS & CONSUMABLE FUELS — 4.91%
Exxon Mobil Corp.	302,090	29,215,124
Marathon Petroleum Corp.	34,264	3,114,598

		32,329,722
PERSONAL PRODUCTS — 0.46%
Estee Lauder Companies Inc. (The) Class A	31,513	2,369,147
Herbalife Ltd.[b]	12,238	642,006

		3,011,153
PHARMACEUTICALS — 7.55%
Allergan Inc.	36,719	6,978,813
Eli Lilly and Co.	147,625	9,791,967
Johnson & Johnson	305,258	32,900,707

		49,671,487
PROFESSIONAL SERVICES — 0.36%
Robert Half International Inc.	20,607	1,128,852
Verisk Analytics Inc. Class Aa	19,683	1,227,235

		2,356,087
ROAD & RAIL — 2.13%
J.B. Hunt Transport Services Inc.	13,917	1,110,159
Union Pacific Corp.	110,622	12,881,932

		13,992,091

197

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA QUALITY FACTOR ETF

October 31, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.23%
Linear Technology Corp.	34,945	$1,497,044

		1,497,044
SOFTWARE — 9.03%
CA Inc.	41,257	1,198,929
Intuit Inc.	41,926	3,689,907
Microsoft Corp.	767,377	36,028,350
Oracle Corp.	473,222	18,479,319

		59,396,505
SPECIALTY RETAIL — 6.88%
Advance Auto Parts Inc.	9,315	1,368,932
Bed Bath & Beyond Inc.[a]	30,490	2,053,197
Dick’s Sporting Goods Inc.	13,488	611,951
GameStop Corp. Class Ab	15,082	644,906
Gap Inc. (The)	41,641	1,577,778
Home Depot Inc. (The)	207,674	20,252,369
O’Reilly Automotive Inc.[a,b]	15,468	2,720,512
PetSmart Inc.	15,527	1,123,378
Ross Stores Inc.	39,352	3,176,493
TJX Companies Inc. (The)	137,835	8,727,712
Tractor Supply Co.	20,897	1,530,078
Ulta Salon, Cosmetics & Fragrance Inc.[a]	8,315	1,004,535
Urban Outfitters Inc.[a]	14,341	435,393

		45,227,234
TEXTILES, APPAREL & LUXURY GOODS — 2.97%
Fossil Group Inc.[a]	7,250	737,035
Lululemon Athletica Inc.[a,b]	16,073	669,440
Michael Kors Holdings Ltd.[a]	41,292	3,245,138
Nike Inc. Class B	99,545	9,254,699
Ralph Lauren Corp.	8,173	1,347,237
Under Armour Inc. Class Aa	20,232	1,326,815
VF Corp.	44,220	2,992,810

		19,573,174
TOBACCO — 0.43%
Reynolds American Inc.	44,768	2,816,355

		2,816,355
TRADING COMPANIES & DISTRIBUTORS — 0.60%
Fastenal Co.	41,690	1,836,027
W.W. Grainger Inc.	8,616	2,126,429

		3,962,456

TOTAL COMMON STOCKS (Cost: $595,006,466)		656,960,357

SHORT-TERM INVESTMENTS — 0.84%

MONEY MARKET FUNDS — 0.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%c,[d,e]	4,462,848	4,462,848

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%c,[d,e]	258,124	$258,124
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	765,794	765,794

		5,486,766

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,486,766)		5,486,766

TOTAL INVESTMENTS IN SECURITIES — 100.73% (Cost: $600,493,232)		662,447,123
Other Assets, Less Liabilities — (0.73)%		(4,779,258)

NET ASSETS — 100.00%		$657,667,865

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

198

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.50%
B/E Aerospace Inc.[a]	2,378	$177,042
Boeing Co. (The)	2,349	293,414
General Dynamics Corp.	3,652	510,403
Honeywell International Inc.	3,927	377,463
L-3 Communications Holdings Inc.	3,905	474,301
Lockheed Martin Corp.	3,473	661,850
Northrop Grumman Corp.	3,333	459,821
Precision Castparts Corp.	1,412	311,628
Raytheon Co.	4,773	495,819
Rockwell Collins Inc.	5,032	423,443
Textron Inc.	3,322	137,963
TransDigm Group Inc.	1,684	314,959
United Technologies Corp.	3,474	371,718

		5,009,824
AIR FREIGHT & LOGISTICS — 0.83%
C.H. Robinson Worldwide Inc.	5,048	349,372
Expeditors International of Washington Inc.	6,059	258,477
FedEx Corp.	2,077	347,690
United Parcel Service Inc. Class B	6,718	704,785

		1,660,324
AIRLINES — 0.31%
American Airlines Group Inc.	1,440	59,544
Delta Air Lines Inc.	2,838	114,173
Southwest Airlines Co.	9,727	335,387
United Continental Holdings Inc.[a]	2,145	113,277

		622,381
AUTO COMPONENTS — 0.38%
Autoliv Inc.	1,718	157,610
BorgWarner Inc.	2,914	166,156
Delphi Automotive PLC	1,897	130,855
Johnson Controls Inc.	3,645	172,226
TRW Automotive Holdings Corp.[a]	1,285	130,235

		757,082
AUTOMOBILES — 0.29%
Ford Motor Co.	11,649	164,135
General Motors Co.	5,103	160,234
Harley-Davidson Inc.	2,703	177,587
Tesla Motors Inc.[a]	306	73,960

		575,916
BEVERAGES — 2.16%
Brown-Forman Corp. Class B NVS	5,973	553,518
Coca-Cola Co. (The)	18,643	780,769
Coca-Cola Enterprises Inc.	8,005	347,017
Constellation Brands Inc. Class Aa	1,197	109,573
Dr Pepper Snapple Group Inc.	10,005	692,846
Molson Coors Brewing Co. Class B NVS	5,942	441,966

Security	Shares	Value

Monster Beverage Corp.[a]	1,973	$199,036
PepsiCo Inc.	12,683	1,219,724

		4,344,449
BIOTECHNOLOGY — 1.07%
Alexion Pharmaceuticals Inc.[a]	927	177,391
Amgen Inc.	3,830	621,149
Biogen Idec Inc.[a]	757	243,058
BioMarin Pharmaceutical Inc.[a]	2,383	196,598
Celgene Corp.[a]	3,702	396,447
Gilead Sciences Inc.[a]	2,447	274,064
Pharmacyclics Inc.[a,b]	490	64,028
Regeneron Pharmaceuticals Inc.[a,b]	278	109,454
Vertex Pharmaceuticals Inc.[a]	647	72,878

		2,155,067
BUILDING PRODUCTS — 0.06%
Masco Corp.	5,218	115,161

		115,161
CAPITAL MARKETS — 2.09%
Affiliated Managers Group Inc.[a]	1,143	228,360
Ameriprise Financial Inc.	1,908	240,732
Bank of New York Mellon Corp. (The)	6,537	253,113
BlackRock Inc.[c]	919	313,480
Charles Schwab Corp. (The)	7,121	204,159
Eaton Vance Corp. NVS	5,781	212,914
Franklin Resources Inc.	4,338	241,236
Goldman Sachs Group Inc. (The)	1,274	242,047
Invesco Ltd.	5,147	208,299
Legg Mason Inc.	4,010	208,520
Morgan Stanley	3,583	125,226
Northern Trust Corp.	5,356	355,103
Raymond James Financial Inc.	4,529	254,213
SEI Investments Co.	9,000	347,940
State Street Corp.	3,323	250,754
T. Rowe Price Group Inc.	3,261	267,695
TD Ameritrade Holding Corp.	7,413	250,115

		4,203,906
CHEMICALS — 2.95%
Air Products and Chemicals Inc.	3,345	450,438
Airgas Inc.	4,158	463,783
Albemarle Corp.	2,526	147,468
Ashland Inc.	1,966	212,466
Celanese Corp. Series A	2,157	126,681
CF Industries Holdings Inc.	540	140,400
Dow Chemical Co. (The)	3,576	176,654
E.I. du Pont de Nemours and Co.	4,998	345,612
Eastman Chemical Co.	2,082	168,184
Ecolab Inc.	4,682	520,779
FMC Corp.	3,595	206,173
International Flavors & Fragrances Inc.	4,649	460,948
LyondellBasell Industries NV Class A	1,369	125,441
Monsanto Co.	2,337	268,848
Mosaic Co. (The)	2,792	123,714
PPG Industries Inc.	1,507	306,961
Praxair Inc.	4,382	552,088
Sherwin-Williams Co. (The)	1,879	431,343
Sigma-Aldrich Corp.	4,361	592,703
Westlake Chemical Corp.	1,512	106,672

		5,927,356

199

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2014

Security	Shares	Value

COMMERCIAL BANKS — 1.95%
Bank of America Corp.	8,326	$142,874
BB&T Corp.	7,812	295,919
CIT Group Inc.	5,335	261,042
Citigroup Inc.	2,459	131,630
Comerica Inc.	4,237	202,274
Fifth Third Bancorp	12,842	256,712
First Republic Bank	6,734	342,963
JPMorgan Chase & Co.	4,051	245,004
KeyCorp	18,020	237,864
M&T Bank Corp.	3,444	420,788
PNC Financial Services Group Inc. (The)[c]	3,549	306,598
Regions Financial Corp.	13,464	133,697
SunTrust Banks Inc.	4,049	158,478
U.S. Bancorp	9,211	392,389
Wells Fargo & Co.	7,460	396,051

		3,924,283
COMMERCIAL SERVICES & SUPPLIES — 1.32%
ADT Corp. (The)[b]	4,179	149,775
Cintas Corp.	5,590	409,412
Republic Services Inc.	14,443	554,611
Stericycle Inc.[a]	4,888	615,888
Tyco International Ltd.	8,633	370,615
Waste Management Inc.	11,273	551,137

		2,651,438
COMMUNICATIONS EQUIPMENT — 0.71%
Cisco Systems Inc.	10,503	257,008
F5 Networks Inc.[a]	877	107,853
Harris Corp.	3,735	259,956
Juniper Networks Inc.	3,293	69,384
Motorola Solutions Inc.	6,557	422,927
QUALCOMM Inc.	3,984	312,784

		1,429,912
COMPUTERS & PERIPHERALS — 0.58%
Apple Inc.	2,123	229,284
EMC Corp.	9,393	269,861
Hewlett-Packard Co.	3,644	130,747
NetApp Inc.	4,344	185,923
SanDisk Corp.	1,308	123,135
Seagate Technology PLC	1,491	93,679
Western Digital Corp.	1,308	128,668

		1,161,297
CONSTRUCTION & ENGINEERING — 0.41%
Chicago Bridge & Iron Co. NV	1,883	102,887
Fluor Corp.	2,383	158,088
Jacobs Engineering Group Inc.[a]	4,115	195,257
KBR Inc.	4,987	95,152
Quanta Services Inc.[a]	7,956	271,141

		822,525

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.24%
Martin Marietta Materials Inc.	2,972	$347,486
Vulcan Materials Co.	2,227	137,428

		484,914
CONSUMER FINANCE — 0.74%
Ally Financial Inc.[a]	9,891	224,526
American Express Co.	4,016	361,239
Capital One Financial Corp.	3,096	256,256
Discover Financial Services	4,999	318,836
Navient Corp.	15,987	316,223

		1,477,080
CONTAINERS & PACKAGING — 1.01%
Avery Dennison Corp.	5,712	267,607
Ball Corp.	7,786	501,652
Crown Holdings Inc.[a]	9,819	470,625
MeadWestvaco Corp.	7,246	320,056
Owens-Illinois Inc.[a]	4,397	113,311
Rock-Tenn Co. Class A	3,420	174,933
Sealed Air Corp.	5,221	189,261

		2,037,445
DISTRIBUTORS — 0.35%
Genuine Parts Co.	5,239	508,602
LKQ Corp.[a]	6,988	199,647

		708,249
DIVERSIFIED CONSUMER SERVICES — 0.14%
H&R Block Inc.	9,002	290,855

		290,855
DIVERSIFIED FINANCIAL SERVICES — 1.33%
Berkshire Hathaway Inc. Class Ba	5,403	757,284
CME Group Inc.	4,418	370,273
Intercontinental Exchange Inc.	1,491	310,560
Leucadia National Corp.	7,073	168,196
McGraw Hill Financial Inc.	2,644	239,229
Moody’s Corp.	1,771	175,736
NASDAQ OMX Group Inc. (The)	7,981	345,258
Voya Financial Inc.	7,882	309,369

		2,675,905
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.10%
AT&T Inc.	18,014	627,608
CenturyLink Inc.	8,777	364,070
Frontier Communications Corp.	23,243	152,009
Level 3 Communications Inc.[a]	1,951	91,521
Verizon Communications Inc.	13,406	673,651
Windstream Holdings Inc.	29,416	308,280

		2,217,139
ELECTRIC UTILITIES — 5.31%
American Electric Power Co. Inc.	15,350	895,519
Duke Energy Corp.	12,864	1,056,778

200

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2014

Security	Shares	Value

Edison International	11,410	$714,038
Entergy Corp.	9,088	763,574
Exelon Corp.	14,489	530,152
FirstEnergy Corp.	14,845	554,312
NextEra Energy Inc.	7,992	800,958
Northeast Utilities	15,820	780,717
OGE Energy Corp.	14,233	530,749
Pepco Holdings Inc.	14,860	406,272
Pinnacle West Capital Corp.	11,417	701,803
PPL Corp.	26,389	923,351
Southern Co. (The)	22,310	1,034,292
Xcel Energy Inc.	28,668	959,518

		10,652,033
ELECTRICAL EQUIPMENT — 0.60%
AMETEK Inc.	5,435	283,435
Eaton Corp. PLC	2,761	188,825
Emerson Electric Co.	4,935	316,136
Rockwell Automation Inc.	1,449	162,795
Sensata Technologies Holding NVa,b	5,166	252,153

		1,203,344
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.77%
Amphenol Corp. Class A	4,965	251,130
Arrow Electronics Inc.[a]	2,714	154,318
Avnet Inc.	4,546	196,614
Corning Inc.	8,359	170,774
Flextronics International Ltd.[a]	19,732	211,527
FLIR Systems Inc.	5,786	194,005
TE Connectivity Ltd.	4,225	258,274
Trimble Navigation Ltd.[a]	4,429	118,963

		1,555,605
ENERGY EQUIPMENT & SERVICES — 0.85%
Baker Hughes Inc.	2,026	107,297
Cameron International Corp.[a]	2,151	128,092
Core Laboratories NV	1,135	158,367
Diamond Offshore Drilling Inc.[b]	4,703	177,350
FMC Technologies Inc.[a]	3,355	188,014
Halliburton Co.	1,852	102,119
Helmerich & Payne Inc.	1,186	102,969
Nabors Industries Ltd.	2,957	52,782
National Oilwell Varco Inc.	1,977	143,609
Oceaneering International Inc.	2,781	195,421
Schlumberger Ltd.	2,002	197,517
Superior Energy Services Inc.	3,270	82,241
Weatherford International Ltd.[a]	4,551	74,727

		1,710,505
FOOD & STAPLES RETAILING — 2.06%
Costco Wholesale Corp.	5,218	695,925
CVS Health Corp.	7,951	682,275
Kroger Co. (The)	11,011	613,423
Safeway Inc.	5,025	175,171
Sysco Corp.	19,400	747,676
Wal-Mart Stores Inc.	9,789	746,607
Walgreen Co.	4,032	258,935
Whole Foods Market Inc.	5,275	207,466

		4,127,478

Security	Shares	Value

FOOD PRODUCTS — 4.11%
Archer-Daniels-Midland Co.	7,137	$335,439
Bunge Ltd.	4,864	431,194
Campbell Soup Co.	12,090	534,015
ConAgra Foods Inc.	20,835	715,682
General Mills Inc.	19,443	1,010,258
Hershey Co. (The)	8,321	798,067
Hormel Foods Corp.	13,601	733,230
J.M. Smucker Co. (The)	6,104	634,816
Kellogg Co.	13,102	838,004
Keurig Green Mountain Inc.	289	43,856
Kraft Foods Group Inc.	3,772	212,552
McCormick & Co. Inc. NVS	9,991	706,564
Mead Johnson Nutrition Co. Class A	3,458	343,414
Mondelez International Inc. Class A	17,261	608,623
Tyson Foods Inc. Class A	7,358	296,895

		8,242,609
HEALTH CARE EQUIPMENT & SUPPLIES — 3.33%
Abbott Laboratories	14,603	636,545
Baxter International Inc.	5,544	388,856
Becton, Dickinson and Co.	5,683	731,402
Boston Scientific Corp.[a]	16,754	222,493
C.R. Bard Inc.	3,010	493,550
CareFusion Corp.[a]	8,324	477,548
Covidien PLC	5,657	522,933
DENTSPLY International Inc.	7,572	384,431
Edwards Lifesciences Corp.[a]	1,646	199,034
Hologic Inc.[a]	8,837	231,441
Intuitive Surgical Inc.[a]	433	214,681
Medtronic Inc.	8,817	600,967
ResMed Inc.[b]	4,699	245,382
St. Jude Medical Inc.	3,401	218,242
Stryker Corp.	5,106	446,928
Varian Medical Systems Inc.[a]	3,633	305,608
Zimmer Holdings Inc.	3,275	364,311

		6,684,352
HEALTH CARE PROVIDERS & SERVICES — 3.20%
Aetna Inc.	3,385	279,296
AmerisourceBergen Corp.	7,138	609,657
Cardinal Health Inc.	6,305	494,817
Cigna Corp.	3,197	318,325
DaVita HealthCare Partners Inc.[a]	5,405	421,968
Express Scripts Holding Co.[a]	3,211	246,669
HCA Holdings Inc.[a]	2,287	160,204
Henry Schein Inc.[a,b]	4,108	493,083
Humana Inc.	1,699	235,906
Laboratory Corp. of America Holdings[a]	4,975	543,718
McKesson Corp.	2,322	472,318
Omnicare Inc.	4,619	307,579
Patterson Companies Inc.	11,771	507,448
Quest Diagnostics Inc.	6,501	412,554
UnitedHealth Group Inc.	4,011	381,085
Universal Health Services Inc. Class B	2,250	233,348
WellPoint Inc.	2,348	297,468

		6,415,443
HEALTH CARE TECHNOLOGY — 0.14%
Cerner Corp.[a]	4,488	284,270

		284,270

201

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2014

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.87%
Carnival Corp.	6,743	$270,732
Chipotle Mexican Grill Inc.[a]	334	213,092
Darden Restaurants Inc.	6,792	351,690
Hilton Worldwide Holdings Inc.[a]	5,394	136,145
Las Vegas Sands Corp.	1,970	122,652
Marriott International Inc. Class A	4,447	336,860
McDonald’s Corp.	9,454	886,124
MGM Resorts International[a]	4,037	93,860
Royal Caribbean Cruises Ltd.	2,146	145,864
Starbucks Corp.	4,340	327,930
Starwood Hotels & Resorts Worldwide Inc.	2,144	164,359
Wyndham Worldwide Corp.	3,066	238,136
Wynn Resorts Ltd.	632	120,086
Yum! Brands Inc.	4,857	348,878

		3,756,408
HOUSEHOLD DURABLES — 0.84%
D.R. Horton Inc.	5,356	122,063
Garmin Ltd.	4,980	276,290
Leggett & Platt Inc.	8,432	332,052
Lennar Corp. Class A	3,446	148,454
Mohawk Industries Inc.[a]	1,266	179,823
Newell Rubbermaid Inc.	7,459	248,609
PulteGroup Inc.	3,854	73,958
Toll Brothers Inc.[a]	4,295	137,225
Whirlpool Corp.	931	160,179

		1,678,653
HOUSEHOLD PRODUCTS — 2.22%
Church & Dwight Co. Inc.	9,791	708,966
Clorox Co. (The)	8,434	839,183
Colgate-Palmolive Co.	13,510	903,549
Energizer Holdings Inc.	2,227	273,141
Kimberly-Clark Corp.	7,667	876,108
Procter & Gamble Co. (The)	9,773	852,890

		4,453,837
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.40%
AES Corp. (The)	19,592	275,659
Calpine Corp.[a,b]	13,859	316,262
NRG Energy Inc.	7,118	213,398

		805,319
INDUSTRIAL CONGLOMERATES — 0.91%
3M Co.	3,645	560,492
Danaher Corp.	5,660	455,064
General Electric Co.	13,777	355,584
Roper Industries Inc.	2,886	456,854

		1,827,994

Security	Shares	Value

INSURANCE — 6.71%
ACE Ltd.	5,091	$556,446
Aflac Inc.	3,590	214,431
Alleghany Corp.[a]	1,562	693,965
Allstate Corp. (The)	7,922	513,742
American International Group Inc.	3,283	175,870
Aon PLC	4,416	379,776
Arch Capital Group Ltd.[a]	15,750	887,040
Assurant Inc.	5,350	364,977
Axis Capital Holdings Ltd.	10,093	485,877
Chubb Corp. (The)	7,960	790,906
Cincinnati Financial Corp.	11,761	593,578
Everest Re Group Ltd.	3,694	630,381
FNF Group	12,139	362,228
Genworth Financial Inc. Class Aa	4,076	57,023
Hartford Financial Services Group Inc. (The)	4,280	169,402
Lincoln National Corp.	2,414	132,191
Loews Corp.	13,864	604,470
Marsh & McLennan Companies Inc.	12,428	675,710
MetLife Inc.	3,215	174,382
PartnerRe Ltd.	4,341	502,210
Principal Financial Group Inc.	4,644	243,206
Progressive Corp. (The)	17,060	450,555
Prudential Financial Inc.	1,998	176,903
RenaissanceRe Holdings Ltd.	7,474	772,289
Torchmark Corp.	10,394	550,466
Travelers Companies Inc. (The)	5,397	544,018
Unum Group	8,743	292,541
W.R. Berkley Corp.	13,548	698,264
Willis Group Holdings PLC	10,163	411,906
XL Group PLC	10,515	356,248

		13,461,001
INTERNET & CATALOG RETAIL — 0.45%
Amazon.com Inc.[a]	558	170,447
Expedia Inc.	1,618	137,482
Liberty Interactive Corp. Series Aa	9,496	248,225
Netflix Inc.[a]	83	32,600
Priceline Group Inc. (The)[a]	148	178,519
TripAdvisor Inc.[a]	1,523	135,029

		902,302
INTERNET SOFTWARE & SERVICES — 1.12%
Akamai Technologies Inc.[a]	1,745	105,223
eBay Inc.[a]	3,156	165,690
Equinix Inc.	1,028	214,749
Facebook Inc. Class Aa	2,095	157,104
Google Inc. Class Aa	455	258,381
Google Inc. Class Ca	215	120,202
LinkedIn Corp. Class Aa,b	779	178,360
Rackspace Hosting Inc.[a,b]	2,124	81,477
Twitter Inc.[a,b]	10,033	416,069
VeriSign Inc.[a,b]	5,019	299,935
Yahoo! Inc.[a]	5,284	243,328

		2,240,518
IT SERVICES — 2.80%
Accenture PLC Class A	3,458	280,513
Alliance Data Systems Corp.[a]	1,439	407,741

202

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2014

Security	Shares	Value

Automatic Data Processing Inc.	7,998	$654,076
Cognizant Technology Solutions Corp. Class Aa	4,230	206,636
Computer Sciences Corp.	2,066	124,786
Fidelity National Information Services Inc.	7,263	424,087
Fiserv Inc.[a]	7,078	491,779
FleetCor Technologies Inc.[a]	1,879	282,902
International Business Machines Corp.	2,308	379,435
MasterCard Inc. Class A	3,425	286,844
Paychex Inc.	13,875	651,293
Teradata Corp.[a,b]	2,892	122,389
Total System Services Inc.	12,890	435,553
Vantiv Inc. Class Aa	3,945	121,979
Visa Inc. Class A	1,406	339,451
Western Union Co.	11,332	192,191
Xerox Corp.	16,417	218,018

		5,619,673
LEISURE EQUIPMENT & PRODUCTS — 0.44%
Hasbro Inc.	6,052	348,171
Mattel Inc.	10,267	318,996
Polaris Industries Inc.	1,442	217,540

		884,707
LIFE SCIENCES TOOLS & SERVICES — 0.67%
Agilent Technologies Inc.	3,144	173,800
Illumina Inc.[a]	503	96,868
Mettler-Toledo International Inc.[a]	1,090	281,732
Quintiles Transnational Holdings Inc.[a]	1,899	111,168
Thermo Fisher Scientific Inc.	3,283	385,982
Waters Corp.[a]	2,657	294,396

		1,343,946
MACHINERY — 1.62%
AGCO Corp.	2,692	119,283
Caterpillar Inc.	2,066	209,513
Cummins Inc.	1,013	148,080
Deere & Co.	3,412	291,862
Dover Corp.	2,820	224,021
Flowserve Corp.	2,644	179,766
Illinois Tool Works Inc.	3,900	355,095
Ingersoll-Rand PLC	2,748	172,080
Joy Global Inc.	2,007	105,628
PACCAR Inc.	3,319	216,797
Pall Corp.	3,158	288,704
Parker-Hannifin Corp.	1,825	231,830
Pentair PLC	2,670	179,024
SPX Corp.	1,519	143,986
Stanley Black & Decker Inc.	2,694	252,266
Xylem Inc.	3,831	139,295

		3,257,230
MEDIA — 3.27%
Cablevision NY Group Class A	7,373	137,285
CBS Corp. Class B NVS	3,166	171,661
Charter Communications Inc. Class Aa	1,574	249,306
Comcast Corp. Class A	6,413	354,960
Comcast Corp. Class A Special NVS[b]	6,822	376,165
DIRECTV[a]	3,860	335,010
Discovery Communications Inc. Series Aa	4,164	147,197

Security	Shares	Value

Discovery Communications Inc. Series C NVS[a]	15,562	$544,514
DISH Network Corp. Class Aa	3,654	232,577
Interpublic Group of Companies Inc. (The)	8,329	161,499
Liberty Global PLC Series Aa,b	6,720	305,559
Liberty Global PLC Series C NVS[a]	7,364	327,477
Liberty Media Corp. Class Aa	2,219	106,556
Liberty Media Corp. Class Ca	4,874	233,611
News Corp. Class A NVS[a]	7,575	117,261
Omnicom Group Inc.	4,924	353,839
Scripps Networks Interactive Inc. Class A	3,885	300,077
Sirius XM Holdings Inc.[a,b]	48,831	167,490
Time Warner Cable Inc.	2,084	306,786
Time Warner Inc.	5,415	430,330
Twenty-First Century Fox Inc. Class A	8,441	291,046
Twenty-First Century Fox Inc. Class B	9,389	311,433
Viacom Inc. Class B NVS	3,265	237,300
Walt Disney Co. (The)	4,008	366,251

		6,565,190
METALS & MINING — 0.37%
Alcoa Inc.	14,283	239,383
Freeport-McMoRan Inc.	3,403	96,985
Newmont Mining Corp.	7,135	133,853
Nucor Corp.	5,046	272,787

		743,008
MULTI-UTILITIES — 5.90%
Alliant Energy Corp.	14,063	870,640
Ameren Corp.	16,151	683,833
CenterPoint Energy Inc.	25,264	620,231
CMS Energy Corp.	22,818	745,464
Consolidated Edison Inc.	16,687	1,057,288
Dominion Resources Inc.	11,681	832,855
DTE Energy Co.	10,167	835,321
Integrys Energy Group Inc.	10,076	732,324
MDU Resources Group Inc.	13,298	374,738
NiSource Inc.	18,709	786,901
PG&E Corp.	17,461	878,638
Public Service Enterprise Group Inc.	15,585	643,816
SCANA Corp.	17,456	958,160
Sempra Energy	7,551	830,610
Wisconsin Energy Corp.	19,885	987,489

		11,838,308
MULTILINE RETAIL — 1.29%
Dollar General Corp.[a]	6,750	423,022
Dollar Tree Inc.[a]	6,340	384,014
Family Dollar Stores Inc.	5,410	423,549
Kohl’s Corp.	4,531	245,671
Macy’s Inc.	4,480	259,034
Nordstrom Inc.	3,850	279,549
Target Corp.	9,203	568,929

		2,583,768
OIL, GAS & CONSUMABLE FUELS — 3.70%
Anadarko Petroleum Corp.	1,746	160,248
Antero Resources Corp.[a,b]	1,525	79,971
Apache Corp.	2,014	155,481
Cabot Oil & Gas Corp.	3,716	115,568

203

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2014

Security	Shares	Value

Cheniere Energy Inc.[a]	479	$35,925
Chesapeake Energy Corp.	3,857	85,548
Chevron Corp.	3,530	423,423
Cimarex Energy Co.	805	91,504
Cobalt International Energy Inc.[a]	2,351	27,530
Concho Resources Inc.[a]	1,089	118,734
ConocoPhillips	6,125	441,919
CONSOL Energy Inc.	2,464	90,675
Continental Resources Inc.[a]	1,630	91,883
Denbury Resources Inc.	7,484	92,802
Devon Energy Corp.	2,634	158,040
Energen Corp.	2,010	136,077
EOG Resources Inc.	1,909	181,450
EQT Corp.	1,880	176,795
Exxon Mobil Corp.	5,426	524,748
Hess Corp.	1,828	155,033
HollyFrontier Corp.	2,154	97,748
Kinder Morgan Inc.	10,781	417,225
Kinder Morgan Management LLC[a]	7,721	734,548
Marathon Oil Corp.	5,463	193,390
Marathon Petroleum Corp.	1,079	98,081
Murphy Oil Corp.	3,320	177,255
Noble Energy Inc.	3,101	178,711
Occidental Petroleum Corp.	2,347	208,719
ONEOK Inc.	4,897	288,629
Phillips 66	1,133	88,940
Pioneer Natural Resources Co.	570	107,764
QEP Resources Inc.	4,075	102,160
Range Resources Corp.	2,064	141,178
Southwestern Energy Co.[a]	3,470	112,810
Spectra Energy Corp.	13,062	511,116
Tesoro Corp.	1,655	118,184
Valero Energy Corp.	1,965	98,427
Whiting Petroleum Corp.[a]	1,386	84,879
Williams Companies Inc. (The)	5,800	321,958

		7,425,076
PAPER & FOREST PRODUCTS — 0.12%
International Paper Co.	4,750	240,445

		240,445
PERSONAL PRODUCTS — 0.19%
Avon Products Inc.	8,444	87,818
Estee Lauder Companies Inc. (The) Class A	3,232	242,982
Herbalife Ltd.[b]	955	50,099

		380,899
PHARMACEUTICALS — 2.71%
AbbVie Inc.	1,809	114,799
Actavis PLC[a]	2,073	503,200
Allergan Inc.	1,501	285,280
Bristol-Myers Squibb Co.	8,154	474,481
Eli Lilly and Co.	9,661	640,814
Endo International PLC[a]	1,716	114,835
Hospira Inc.[a]	4,266	229,084
Johnson & Johnson	10,373	1,118,002
Mallinckrodt PLC[a]	1,442	132,924
Merck & Co. Inc.	10,039	581,660
Mylan Inc.[a]	4,168	223,196
Perrigo Co. PLC	2,271	366,653
Pfizer Inc.	18,071	541,226

Security	Shares	Value

Zoetis Inc.	3,161	$117,463

		5,443,617
PROFESSIONAL SERVICES — 1.27%
Dun & Bradstreet Corp. (The)	2,853	350,377
Equifax Inc.	5,424	410,814
IHS Inc. Class Aa	2,063	270,315
Manpowergroup Inc.	1,684	112,407
Nielsen NV	9,198	390,823
Robert Half International Inc.	4,027	220,599
Towers Watson & Co. Class A	2,768	305,283
Verisk Analytics Inc. Class Aa	7,792	485,831

		2,546,449
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.97%
American Capital Agency Corp.	15,164	344,829
American Realty Capital Properties Inc.	20,104	178,323
American Tower Corp.	5,929	578,078
Annaly Capital Management Inc.	38,816	442,891
AvalonBay Communities Inc.	2,760	430,118
Boston Properties Inc.	3,212	407,121
Camden Property Trust	5,470	419,385
Crown Castle International Corp.	5,789	452,237
Digital Realty Trust Inc.	4,410	304,246
Duke Realty Corp.	12,239	232,052
Equity Residential	6,436	447,688
Essex Property Trust Inc.	2,075	418,652
Federal Realty Investment Trust	5,120	674,816
General Growth Properties Inc.	11,725	303,795
HCP Inc.	7,996	351,584
Health Care REIT Inc.	6,630	471,459
Host Hotels & Resorts Inc.	8,190	190,909
Iron Mountain Inc.	6,535	235,718
Kimco Realty Corp.	12,113	302,219
Liberty Property Trust	8,183	284,523
Macerich Co. (The)	4,932	347,706
Plum Creek Timber Co. Inc.	10,226	419,368
Prologis Inc.	5,340	222,411
Public Storage	2,564	472,648
Rayonier Inc.	7,761	259,761
Realty Income Corp.[b]	9,081	417,998
Regency Centers Corp.	4,972	301,800
Simon Property Group Inc.	2,595	465,050
SL Green Realty Corp.	1,992	230,474
UDR Inc.	12,332	372,796
Ventas Inc.	4,916	336,795
Vornado Realty Trust	2,973	325,484
Weyerhaeuser Co.	10,270	347,742

		11,990,676
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
CBRE Group Inc. Class Aa	4,078	130,496
Realogy Holdings Corp.[a]	6,350	260,413

		390,909
ROAD & RAIL — 0.83%
CSX Corp.	8,893	316,858
Hertz Global Holdings Inc.[a]	3,389	74,287
J.B. Hunt Transport Services Inc.	4,110	327,855

204

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2014

Security	Shares	Value

Kansas City Southern Industries Inc.	1,574	$193,271
Norfolk Southern Corp.	2,846	314,881
Union Pacific Corp.	3,818	444,606

		1,671,758
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.99%
Altera Corp.	5,733	197,043
Analog Devices Inc.	5,978	296,628
Applied Materials Inc.	10,466	231,194
Avago Technologies Ltd.	2,262	195,097
Broadcom Corp. Class A	6,726	281,685
Intel Corp.	13,789	468,964
KLA-Tencor Corp.	3,602	285,098
Lam Research Corp.	3,145	244,870
Linear Technology Corp.	7,178	307,506
Marvell Technology Group Ltd.	8,373	112,533
Maxim Integrated Products Inc.	8,685	254,818
Microchip Technology Inc.	6,175	266,204
Micron Technology Inc.[a]	2,695	89,178
NVIDIA Corp.	7,825	152,901
Texas Instruments Inc.	6,916	343,449
Xilinx Inc.	6,101	271,372

		3,998,540
SOFTWARE — 2.34%
Activision Blizzard Inc.	12,241	244,208
Adobe Systems Inc.[a]	4,792	336,015
ANSYS Inc.[a]	3,780	296,957
Autodesk Inc.[a]	2,346	134,989
CA Inc.	10,821	314,458
Citrix Systems Inc.[a]	1,904	122,294
Electronic Arts Inc.[a]	3,398	139,216
FireEye Inc.[a,b]	3,952	134,329
Intuit Inc.	5,670	499,017
Microsoft Corp.	8,113	380,905
NetSuite Inc.[a,b]	1,377	149,625
Nuance Communications Inc.[a,b]	8,447	130,337
Oracle Corp.	6,155	240,353
Red Hat Inc.[a]	2,653	156,315
Salesforce.com Inc.[a,b]	2,580	165,094
ServiceNow Inc.[a]	2,441	165,817
Symantec Corp.	9,579	237,751
Synopsys Inc.[a]	13,743	563,188
VMware Inc. Class Aa,b	1,464	122,346
Workday Inc. Class Aa	1,723	164,512

		4,697,726
SPECIALTY RETAIL — 2.96%
Advance Auto Parts Inc.	1,640	241,014
AutoNation Inc.[a]	4,220	241,637
AutoZone Inc.[a]	1,068	591,159
Bed Bath & Beyond Inc.[a]	3,577	240,875
Best Buy Co. Inc.	3,130	106,858
CarMax Inc.[a,b]	4,078	228,001
Dick’s Sporting Goods Inc.	5,088	230,843
GameStop Corp. Class A	3,158	135,036
Gap Inc. (The)	5,149	195,096
Home Depot Inc. (The)	4,305	419,824
L Brands Inc.	4,243	306,005
Lowe’s Companies Inc.	6,718	384,270
O’Reilly Automotive Inc.[a]	2,199	386,760

Security	Shares	Value

PetSmart Inc.	5,609	$405,811
Ross Stores Inc.	5,056	408,120
Staples Inc.	14,745	186,967
Tiffany & Co.	1,812	174,170
TJX Companies Inc. (The)	8,737	553,227
Tractor Supply Co.	2,955	216,365
Ulta Salon, Cosmetics & Fragrance Inc.[a]	1,077	130,112
Urban Outfitters Inc.[a]	5,117	155,352

		5,937,502
TEXTILES, APPAREL & LUXURY GOODS — 0.79%
Coach Inc.	3,203	110,119
Fossil Group Inc.[a]	581	59,065
Lululemon Athletica Inc.[a,b]	1,933	80,509
Michael Kors Holdings Ltd.[a]	1,463	114,977
Nike Inc. Class B	4,182	388,801
PVH Corp.	1,121	128,186
Ralph Lauren Corp.	1,503	247,755
Under Armour Inc. Class Aa	2,019	132,406
VF Corp.	4,724	319,720

		1,581,538
THRIFTS & MORTGAGE FINANCE — 0.58%
Hudson City Bancorp Inc.	21,340	205,931
New York Community Bancorp Inc.	24,451	389,993
Ocwen Financial Corp.[a]	3,225	75,981
People’s United Financial Inc.[b]	33,075	483,557

		1,155,462
TOBACCO — 1.31%
Altria Group Inc.	20,675	999,430
Lorillard Inc.	5,840	359,160
Philip Morris International Inc.	5,820	518,038
Reynolds American Inc.	12,006	755,297

		2,631,925
TRADING COMPANIES & DISTRIBUTORS — 0.31%
Fastenal Co.	4,991	219,804
United Rentals Inc.[a]	631	69,448
W.W. Grainger Inc.	1,342	331,205

		620,457
WATER UTILITIES — 0.47%
American Water Works Co. Inc.	17,751	947,371

		947,371
WIRELESS TELECOMMUNICATION SERVICES — 0.30%
SBA Communications Corp. Class Aa	4,486	503,912
Sprint Corp.[a]	7,816	46,349
T-Mobile US Inc.[a]	2,080	60,715

		610,976

TOTAL COMMON STOCKS
(Cost: $174,818,771)		200,361,335

205

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA SIZE FACTOR ETF

October 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.02%

MONEY MARKET FUNDS — 2.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	3,622,588	$3,622,588
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	209,525	209,525
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	225,416	225,416

		4,057,529

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,057,529)		4,057,529

TOTAL INVESTMENTS IN SECURITIES —101.82% (Cost: $178,876,300)		204,418,864
Other Assets, Less Liabilities — (1.82)%		(3,659,266)

NET ASSETS — 100.00%		$200,759,598

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

206

Schedule of Investments  (Unaudited)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 2.31%
B/E Aerospace Inc.[a]	1,464	$108,995
Boeing Co. (The)	14,392	1,797,705
General Dynamics Corp.	7,905	1,104,803
Honeywell International Inc.	13,903	1,336,356
L-3 Communications Holdings Inc.	3,829	465,070
Lockheed Martin Corp.	6,301	1,200,782
Northrop Grumman Corp.	7,011	967,237
Precision Castparts Corp.	2,124	468,767
Raytheon Co.	8,814	915,598
Rockwell Collins Inc.	2,594	218,285
Textron Inc.	8,139	338,013
TransDigm Group Inc.	327	61,159
United Technologies Corp.	19,483	2,084,681

		11,067,451
AIR FREIGHT & LOGISTICS — 0.60%
C.H. Robinson Worldwide Inc.	3,961	274,141
Expeditors International of Washington Inc.	3,701	157,885
FedEx Corp.	8,036	1,345,226
United Parcel Service Inc. Class B	10,460	1,097,359

		2,874,611
AIRLINES — 0.19%
American Airlines Group Inc.	3,387	140,053
Delta Air Lines Inc.	10,566	425,070
Southwest Airlines Co.	4,467	154,022
United Continental Holdings Inc.[a]	3,693	195,027

		914,172
AUTO COMPONENTS — 0.55%
Autoliv Inc.	2,766	253,753
BorgWarner Inc.	4,580	261,152
Delphi Automotive PLC	7,472	515,418
Johnson Controls Inc.	21,440	1,013,040
TRW Automotive Holdings Corp.[a]	5,914	599,384

		2,642,747
AUTOMOBILES — 1.67%
Ford Motor Co.	265,225	3,737,020
General Motors Co.	126,825	3,982,305
Harley-Davidson Inc.	3,608	237,046
Tesla Motors Inc.[a]	85	20,544

		7,976,915
BEVERAGES — 1.44%
Brown-Forman Corp. Class B NVS	1,163	107,775
Coca-Cola Co. (The)	65,142	2,728,147
Coca-Cola Enterprises Inc.	5,770	250,129
Constellation Brands Inc. Class Aa	2,183	199,832
Dr Pepper Snapple Group Inc.	4,128	285,864
Molson Coors Brewing Co. Class B NVS	4,133	307,413

Security	Shares	Value

Monster Beverage Corp.[a]	1,310	$132,153
PepsiCo Inc.	29,956	2,880,868

		6,892,181
BIOTECHNOLOGY — 1.06%
Alexion Pharmaceuticals Inc.[a]	698	133,569
Amgen Inc.	13,108	2,125,855
Biogen Idec Inc.[a]	1,861	597,530
BioMarin Pharmaceutical Inc.[a]	524	43,230
Celgene Corp.[a]	6,384	683,663
Gilead Sciences Inc.[a]	10,827	1,212,624
Pharmacyclics Inc.[a,b]	419	54,751
Regeneron Pharmaceuticals Inc.[a]	314	123,628
Vertex Pharmaceuticals Inc.[a]	727	81,889

		5,056,739
BUILDING PRODUCTS — 0.02%
Masco Corp.	5,502	121,429

		121,429
CAPITAL MARKETS — 2.76%
Affiliated Managers Group Inc.[a]	655	130,862
Ameriprise Financial Inc.	4,430	558,933
Bank of New York Mellon Corp. (The)	48,073	1,861,387
BlackRock Inc.[c]	2,732	931,912
Charles Schwab Corp. (The)	15,264	437,619
Eaton Vance Corp. NVS	2,067	76,128
Franklin Resources Inc.	8,085	449,607
Goldman Sachs Group Inc. (The)	20,306	3,857,937
Invesco Ltd.	9,857	398,913
Legg Mason Inc.	2,889	150,228
Morgan Stanley	53,784	1,879,751
Northern Trust Corp.	6,326	419,414
Raymond James Financial Inc.	3,343	187,643
SEI Investments Co.	2,207	85,323
State Street Corp.	17,366	1,310,438
T. Rowe Price Group Inc.	3,794	311,449
TD Ameritrade Holding Corp.	3,976	134,150

		13,181,694
CHEMICALS — 2.13%
Air Products and Chemicals Inc.	4,519	608,528
Airgas Inc.	1,405	156,714
Albemarle Corp.	2,212	129,137
Ashland Inc.	2,225	240,456
Celanese Corp. Series A	4,430	260,174
CF Industries Holdings Inc.	1,920	499,200
Dow Chemical Co. (The)	36,997	1,827,652
E.I. du Pont de Nemours and Co.	19,952	1,379,681
Eastman Chemical Co.	3,991	322,393
Ecolab Inc.	3,798	422,451
FMC Corp.	2,293	131,504
International Flavors & Fragrances Inc.	1,249	123,838
LyondellBasell Industries NV Class A	11,679	1,070,147
Monsanto Co.	7,028	808,501
Mosaic Co. (The)	11,839	524,586
PPG Industries Inc.	2,505	510,243
Praxair Inc.	4,980	627,430
Sherwin-Williams Co. (The)	1,141	261,928
Sigma-Aldrich Corp.	1,907	259,180
Westlake Chemical Corp.	5	353

		10,164,096

207

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2014

Security	Shares	Value

COMMERCIAL BANKS — 10.21%
Bank of America Corp.	467,222	$8,017,529
BB&T Corp.	28,979	1,097,725
CIT Group Inc.	7,355	359,880
Citigroup Inc.	166,526	8,914,137
Comerica Inc.	8,101	386,742
Fifth Third Bancorp	42,325	846,077
First Republic Bank	3,985	202,956
JPMorgan Chase & Co.	188,738	11,414,874
KeyCorp	41,216	544,051
M&T Bank Corp.	4,401	537,714
PNC Financial Services Group Inc. (The)[c]	26,825	2,317,412
Regions Financial Corp.	66,761	662,937
SunTrust Banks Inc.	26,350	1,031,339
U.S. Bancorp	61,111	2,603,329
Wells Fargo & Co.	186,694	9,911,584

		48,848,286
COMMERCIAL SERVICES & SUPPLIES — 0.36%
ADT Corp. (The)	7,274	260,700
Cintas Corp.	2,148	157,320
Republic Services Inc.	9,482	364,109
Stericycle Inc.[a]	1,015	127,890
Tyco International Ltd.	6,642	285,141
Waste Management Inc.	10,653	520,825

		1,715,985
COMMUNICATIONS EQUIPMENT — 1.29%
Cisco Systems Inc.	135,739	3,321,533
F5 Networks Inc.[a]	920	113,142
Harris Corp.	2,803	195,089
Juniper Networks Inc.	9,012	189,883
Motorola Solutions Inc.	5,599	361,135
QUALCOMM Inc.	25,275	1,984,340

		6,165,122
COMPUTERS & PERIPHERALS — 4.30%
Apple Inc.	123,282	13,314,456
EMC Corp.	49,015	1,408,201
Hewlett-Packard Co.	105,517	3,785,950
NetApp Inc.	7,854	336,151
SanDisk Corp.	4,122	388,045
Seagate Technology PLC	11,683	734,043
Western Digital Corp.	6,285	618,256

		20,585,102
CONSTRUCTION & ENGINEERING — 0.25%
Chicago Bridge & Iron Co. NV	3,226	176,269
Fluor Corp.	6,209	411,905
Jacobs Engineering Group Inc.[a]	5,107	242,327
KBR Inc.	8,893	169,678
Quanta Services Inc.[a]	5,925	201,924

		1,202,103

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.04%
Martin Marietta Materials Inc.	784	$91,665
Vulcan Materials Co.	1,911	117,928

		209,593
CONSUMER FINANCE — 1.16%
American Express Co.	19,174	1,724,701
Capital One Financial Corp.	28,660	2,372,188
Discover Financial Services	15,638	997,392
Navient Corp.	23,666	468,114

		5,562,395
CONTAINERS & PACKAGING — 0.27%
Avery Dennison Corp.	3,039	142,377
Ball Corp.	3,369	217,065
Crown Holdings Inc.[a]	3,826	183,380
MeadWestvaco Corp.	5,033	222,308
Owens-Illinois Inc.[a]	3,973	102,384
Rock-Tenn Co. Class A	6,014	307,616
Sealed Air Corp.	3,500	126,875

		1,302,005
DISTRIBUTORS — 0.11%
Genuine Parts Co.	3,880	376,671
LKQ Corp.[a]	5,048	144,221

		520,892
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	4,867	157,253

		157,253
DIVERSIFIED FINANCIAL SERVICES — 1.52%
Berkshire Hathaway Inc. Class Ba	31,789	4,455,546
CME Group Inc.	12,091	1,013,347
Intercontinental Exchange Inc.	1,839	383,045
Leucadia National Corp.	14,200	337,676
McGraw Hill Financial Inc.	3,235	292,703
Moody’s Corp.	2,058	204,215
NASDAQ OMX Group Inc. (The)	4,400	190,344
Voya Financial Inc.	9,708	381,039

		7,257,915
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.59%
AT&T Inc.	177,339	6,178,491
CenturyLink Inc.	25,773	1,069,064
Frontier Communications Corp.	46,388	303,377
Level 3 Communications Inc.[a]	2,211	103,718
Verizon Communications Inc.	88,789	4,461,647
Windstream Holdings Inc.	24,235	253,983

		12,370,280
ELECTRIC UTILITIES — 2.36%
American Electric Power Co. Inc.	17,866	1,042,302
Duke Energy Corp.	23,365	1,919,435
Edison International	11,808	738,945

208

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2014

Security	Shares	Value

Entergy Corp.	8,796	$739,040
Exelon Corp.	37,999	1,390,383
FirstEnergy Corp.	22,503	840,262
NextEra Energy Inc.	10,451	1,047,399
Northeast Utilities	8,802	434,379
OGE Energy Corp.	5,285	197,078
Pepco Holdings Inc.	7,452	203,738
Pinnacle West Capital Corp.	3,831	235,491
PPL Corp.	21,619	756,449
Southern Co. (The)	25,018	1,159,834
Xcel Energy Inc.	17,613	589,507

		11,294,242
ELECTRICAL EQUIPMENT — 0.48%
AMETEK Inc.	3,643	189,983
Eaton Corp. PLC	12,023	822,253
Emerson Electric Co.	14,627	937,006
Rockwell Automation Inc.	2,261	254,023
Sensata Technologies Holding NVa,b	1,778	86,784

		2,290,049
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.69%
Amphenol Corp. Class A	4,582	231,758
Arrow Electronics Inc.[a]	7,088	403,024
Avnet Inc.	10,793	466,797
Corning Inc.	43,461	887,908
Flextronics International Ltd.[a]	46,172	494,964
FLIR Systems Inc.	2,797	93,783
TE Connectivity Ltd.	10,554	645,166
Trimble Navigation Ltd.[a,b]	3,150	84,609

		3,308,009
ENERGY EQUIPMENT & SERVICES — 1.45%
Baker Hughes Inc.	13,369	708,022
Cameron International Corp.[a]	5,130	305,492
Core Laboratories NV	399	55,672
Diamond Offshore Drilling Inc.[b]	2,937	110,754
Ensco PLC Class A	3,157	128,143
FMC Technologies Inc.[a]	3,643	204,154
Halliburton Co.	17,764	979,507
Helmerich & Payne Inc.	2,433	211,233
Nabors Industries Ltd.	12,099	215,967
National Oilwell Varco Inc.	13,019	945,700
Nobel Corp. PLC	3,157	66,044
Oceaneering International Inc.	1,914	134,497
Schlumberger Ltd.	24,745	2,441,342
Superior Energy Services Inc.	5,759	144,839
Weatherford International Ltd.[a]	17,472	286,890

		6,938,256
FOOD & STAPLES RETAILING — 3.08%
Costco Wholesale Corp.	13,742	1,832,770
CVS Health Corp.	36,243	3,110,012
Kroger Co. (The)	28,698	1,598,766
Safeway Inc.	19,830	691,274
Sysco Corp.	20,709	798,125
Wal-Mart Stores Inc.	64,561	4,924,067
Walgreen Co.	22,707	1,458,244

Security	Shares	Value

Whole Foods Market Inc.	7,942	$312,359

		14,725,617
FOOD PRODUCTS — 1.73%
Archer-Daniels-Midland Co.	36,443	1,712,821
Bunge Ltd.	11,956	1,059,899
Campbell Soup Co.	4,267	188,473
ConAgra Foods Inc.	12,938	444,420
General Mills Inc.	12,304	639,316
Hershey Co. (The)	1,825	175,036
Hormel Foods Corp.	2,891	155,854
J.M. Smucker Co. (The)	2,758	286,832
Kellogg Co.	5,604	358,432
Keurig Green Mountain Inc.	1,198	181,797
Kraft Foods Group Inc.	13,289	748,835
McCormick & Co. Inc. NVS	2,076	146,815
Mead Johnson Nutrition Co. Class A	2,000	198,620
Mondelez International Inc. Class A	39,350	1,387,481
Tyson Foods Inc. Class A	14,175	571,961

		8,256,592
HEALTH CARE EQUIPMENT & SUPPLIES — 1.64%
Abbott Laboratories	30,526	1,330,628
Baxter International Inc.	10,495	736,119
Becton, Dickinson and Co.	3,683	474,002
Boston Scientific Corp.[a]	21,521	285,799
C.R. Bard Inc.	1,187	194,632
CareFusion Corp.[a]	4,998	286,735
Covidien PLC	9,967	921,350
DENTSPLY International Inc.	3,099	157,336
Edwards Lifesciences Corp.[a]	1,323	159,977
Hologic Inc.[a]	3,280	85,903
Intuitive Surgical Inc.[a]	584	289,547
Medtronic Inc.	21,129	1,440,153
ResMed Inc.[b]	2,039	106,477
St. Jude Medical Inc.	4,982	319,695
Stryker Corp.	5,865	513,364
Varian Medical Systems Inc.[a,b]	1,859	156,379
Zimmer Holdings Inc.	3,325	369,873

		7,827,969
HEALTH CARE PROVIDERS & SERVICES — 3.65%
Aetna Inc.	13,576	1,120,156
AmerisourceBergen Corp.	14,062	1,201,035
Cardinal Health Inc.	20,795	1,631,992
Cigna Corp.	8,575	853,813
DaVita HealthCare Partners Inc.[a]	3,785	295,495
Express Scripts Holding Co.[a]	27,804	2,135,903
HCA Holdings Inc.[a]	10,360	725,718
Henry Schein Inc.[a]	2,005	240,660
Humana Inc.	6,730	934,460
Laboratory Corp. of America Holdings[a]	2,360	257,924
McKesson Corp.	8,956	1,821,740
Omnicare Inc.	2,461	163,878
Patterson Companies Inc.	2,216	95,532
Quest Diagnostics Inc.	5,106	324,027
UnitedHealth Group Inc.	36,516	3,469,385
Universal Health Services Inc. Class B	2,625	272,239
WellPoint Inc.	15,058	1,907,698

		17,451,655

209

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2014

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.04%
Cerner Corp.[a]	3,024	$191,540

		191,540
HOTELS, RESTAURANTS & LEISURE — 1.13%
Carnival Corp.	12,423	498,784
Chipotle Mexican Grill Inc.[a]	254	162,052
Darden Restaurants Inc.	4,977	257,709
Las Vegas Sands Corp.	4,581	285,213
Marriott International Inc. Class A	3,391	256,868
McDonald’s Corp.	17,437	1,634,370
MGM Resorts International[a,b]	10,513	244,427
Royal Caribbean Cruises Ltd.	5,404	367,310
Starbucks Corp.	7,674	579,847
Starwood Hotels & Resorts Worldwide Inc.	3,241	248,455
Wyndham Worldwide Corp.	2,662	206,758
Wynn Resorts Ltd.	875	166,259
Yum! Brands Inc.	6,757	485,355

		5,393,407
HOUSEHOLD DURABLES — 0.42%
D.R. Horton Inc.	9,361	213,337
Garmin Ltd.	2,309	128,103
Leggett & Platt Inc.	3,390	133,498
Lennar Corp. Class A	4,442	191,361
Mohawk Industries Inc.[a]	1,371	194,737
Newell Rubbermaid Inc.	6,942	231,377
PulteGroup Inc.	14,875	285,451
Toll Brothers Inc.[a]	3,644	116,426
Whirlpool Corp.	3,072	528,538

		2,022,828
HOUSEHOLD PRODUCTS — 1.43%
Church & Dwight Co. Inc.	2,156	156,116
Clorox Co. (The)	2,087	207,656
Colgate-Palmolive Co.	10,802	722,438
Energizer Holdings Inc.	1,617	198,325
Kimberly-Clark Corp.	6,621	756,582
Procter & Gamble Co. (The)	55,200	4,817,304

		6,858,421
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.21%
AES Corp. (The)	32,707	460,188
Calpine Corp.[a]	7,173	163,688
NRG Energy Inc.	12,885	386,292

		1,010,168
INDUSTRIAL CONGLOMERATES — 2.09%
3M Co.	10,690	1,643,801
Danaher Corp.	12,876	1,035,231
General Electric Co.	274,783	7,092,149
Roper Industries Inc.	1,540	243,782

		10,014,963
INSURANCE — 4.76%
ACE Ltd.	12,637	1,381,224

Security	Shares	Value

Aflac Inc.	17,059	$1,018,934
Alleghany Corp.[a]	779	346,094
Allstate Corp. (The)	19,154	1,242,137
American International Group Inc.	83,468	4,471,381
Aon PLC	5,369	461,734
Arch Capital Group Ltd.[a]	4,726	266,168
Assurant Inc.	4,339	296,007
Axis Capital Holdings Ltd.	5,628	270,932
Chubb Corp. (The)	8,840	878,342
Cincinnati Financial Corp.	4,806	242,559
Everest Re Group Ltd.	2,022	345,054
FNF Group	6,841	204,136
Genworth Financial Inc. Class Aa	25,150	351,849
Hartford Financial Services Group Inc. (The)	20,552	813,448
Lincoln National Corp.	11,083	606,905
Loews Corp.	13,605	593,178
Marsh & McLennan Companies Inc.	10,920	593,720
MetLife Inc.	45,897	2,489,453
PartnerRe Ltd.	2,628	304,033
Principal Financial Group Inc.	8,806	461,170
Progressive Corp. (The)	19,822	523,499
Prudential Financial Inc.	18,096	1,602,220
RenaissanceRe Holdings Ltd.[b]	1,727	178,451
Torchmark Corp.	3,929	208,080
Travelers Companies Inc. (The)	13,610	1,371,888
Unum Group	12,126	405,736
W.R. Berkley Corp.	4,583	236,208
Willis Group Holdings PLC	2,957	119,847
XL Group PLC	13,777	466,765

		22,751,152
INTERNET & CATALOG RETAIL — 0.44%
Amazon.com Inc.[a]	2,801	855,593
Expedia Inc.	1,913	162,548
Liberty Interactive Corp. Series Aa	11,858	309,968
Netflix Inc.[a]	557	218,773
Priceline Group Inc. (The)[a]	424	511,433
TripAdvisor Inc.[a]	654	57,984

		2,116,299
INTERNET SOFTWARE & SERVICES — 1.74%
Akamai Technologies Inc.[a]	2,346	141,464
eBay Inc.[a]	20,436	1,072,890
Equinix Inc.	651	135,994
Facebook Inc. Class Aa	6,846	513,382
Google Inc. Class Aa	5,479	3,111,360
Google Inc. Class Ca	3,780	2,113,322
LinkedIn Corp. Class Aa	364	83,341
Rackspace Hosting Inc.[a,b]	1,728	66,286
Twitter Inc.[a]	991	41,097
VeriSign Inc.[a,b]	1,607	96,034
Yahoo! Inc.[a]	21,007	967,372

		8,342,542
IT SERVICES — 2.30%
Accenture PLC Class A	12,120	983,174
Alliance Data Systems Corp.[a]	668	189,278
Automatic Data Processing Inc.	6,588	538,767
Cognizant Technology Solutions Corp. Class Aa	7,626	372,530
Computer Sciences Corp.	4,531	273,672
Fidelity National Information Services Inc.	6,048	353,143

210

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2014

Security	Shares	Value

Fiserv Inc.[a]	4,255	$295,637
FleetCor Technologies Inc.[a]	581	87,475
International Business Machines Corp.	25,884	4,255,330
MasterCard Inc. Class A	8,926	747,552
Paychex Inc.	3,852	180,813
Teradata Corp.[a]	3,537	149,686
Total System Services Inc.	3,282	110,899
Vantiv Inc. Class Aa,b	1,904	58,872
Visa Inc. Class A	5,283	1,275,475
Western Union Co.	18,486	313,522
Xerox Corp.	61,546	817,331

		11,003,156
LEISURE EQUIPMENT & PRODUCTS — 0.11%
Hasbro Inc.	2,607	149,981
Mattel Inc.	7,695	239,084
Polaris Industries Inc.	867	130,795

		519,860
LIFE SCIENCES TOOLS & SERVICES — 0.33%
Agilent Technologies Inc.	6,936	383,422
Illumina Inc.[a]	486	93,594
Mettler-Toledo International Inc.[a]	429	110,884
Quintiles Transnational Holdings Inc.[a]	1,099	64,335
Thermo Fisher Scientific Inc.	6,474	761,148
Waters Corp.[a]	1,471	162,987

		1,576,370
MACHINERY — 1.69%
AGCO Corp.	5,343	236,748
Caterpillar Inc.	19,912	2,019,276
Cummins Inc.	4,209	615,272
Deere & Co.	12,961	1,108,684
Dover Corp.	4,178	331,900
Flowserve Corp.	2,458	167,119
Illinois Tool Works Inc.	8,573	780,572
Ingersoll-Rand PLC	7,685	481,235
Joy Global Inc.	4,300	226,309
PACCAR Inc.	9,113	595,261
Pall Corp.	1,502	137,313
Parker-Hannifin Corp.	3,887	493,766
Pentair PLC	3,187	213,688
SPX Corp.	1,168	110,715
Stanley Black & Decker Inc.	4,337	406,117
Xylem Inc.	3,996	145,294

		8,069,269
MEDIA — 3.59%
Cablevision NY Group Class A	7,904	147,173
CBS Corp. Class B NVS	9,749	528,591
Charter Communications Inc. Class Aa	1,020	161,558
Comcast Corp. Class A	60,181	3,331,018
Comcast Corp. Class A Special NVS	15,163	836,088
DIRECTV[a]	11,855	1,028,895
Discovery Communications Inc. Series Aa	2,344	82,860
Discovery Communications Inc. Series C NVS[a]	5,949	208,156
DISH Network Corp. Class Aa	3,988	253,836
Interpublic Group of Companies Inc. (The)	11,929	231,303
Liberty Global PLC Series Aa,b	7,865	357,622

Security	Shares	Value

Liberty Global PLC Series C NVS[a,b]	8,420	$374,437
Liberty Media Corp. Class Aa	4,577	219,788
Liberty Media Corp. Class Ca	10,079	483,086
News Corp. Class A NVS[a]	18,172	281,303
Omnicom Group Inc.	6,183	444,310
Scripps Networks Interactive Inc. Class A	1,684	130,072
Sirius XM Holdings Inc.[a,b]	49,600	170,128
Time Warner Cable Inc.	7,047	1,037,389
Time Warner Inc.	29,694	2,359,782
Twenty-First Century Fox Inc. Class A	27,293	941,063
Twenty-First Century Fox Inc. Class B	7,806	258,925
Viacom Inc. Class B NVS	9,897	719,314
Walt Disney Co. (The)	28,135	2,570,976

		17,157,673
METALS & MINING — 0.52%
Alcoa Inc.	48,341	810,195
Freeport-McMoRan Inc.	40,453	1,152,910
Nucor Corp.	9,446	510,651

		2,473,756
MULTI-UTILITIES — 1.36%
Alliant Energy Corp.	3,314	205,170
Ameren Corp.	9,195	389,316
CenterPoint Energy Inc.	14,015	344,068
CMS Energy Corp.	8,871	289,816
Consolidated Edison Inc.	11,497	728,450
Dominion Resources Inc.	9,716	692,751
DTE Energy Co.	5,891	484,004
Integrys Energy Group Inc.	3,183	231,340
MDU Resources Group Inc.	4,742	133,630
NiSource Inc.	7,648	321,675
PG&E Corp.	15,448	777,343
Public Service Enterprise Group Inc.	17,611	727,510
SCANA Corp.	4,530	248,652
Sempra Energy	5,694	626,340
Wisconsin Energy Corp.	5,689	282,516

		6,482,581
MULTILINE RETAIL — 0.96%
Dollar General Corp.[a]	8,135	509,820
Dollar Tree Inc.[a]	4,394	266,145
Family Dollar Stores Inc.	3,627	283,958
Kohl’s Corp.	10,560	572,563
Macy’s Inc.	12,998	751,544
Nordstrom Inc.	3,611	262,195
Sears Holdings Corp.[a]	5,587	195,098
Target Corp.	28,100	1,737,142

		4,578,465
OIL, GAS & CONSUMABLE FUELS — 10.83%
Anadarko Petroleum Corp.	9,745	894,396
Antero Resources Corp.[a,b]	291	15,260
Apache Corp.	19,164	1,479,461
Cabot Oil & Gas Corp.	3,399	105,709
Cheniere Energy Inc.[a]	139	10,425
Chesapeake Energy Corp.	26,818	594,823
Chevron Corp.	89,397	10,723,170
Cimarex Energy Co.	1,811	205,856

211

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2014

Security	Shares	Value

Cobalt International Energy Inc.[a,b]	2,440	$28,572
Concho Resources Inc.[a]	1,613	175,865
ConocoPhillips	45,458	3,279,795
CONSOL Energy Inc.	5,880	216,384
Continental Resources Inc.[a]	1,162	65,502
Denbury Resources Inc.	4,056	50,294
Devon Energy Corp.	12,348	740,880
Energen Corp.	1,762	119,287
EOG Resources Inc.	10,110	960,956
EQT Corp.	1,836	172,658
Exxon Mobil Corp.	165,253	15,981,618
Hess Corp.	14,465	1,226,777
HollyFrontier Corp.	11,101	503,763
Kinder Morgan Inc.	10,160	393,192
Kinder Morgan Management LLC[a]	1,193	113,470
Marathon Oil Corp.	29,301	1,037,256
Marathon Petroleum Corp.	18,281	1,661,743
Murphy Oil Corp.	8,188	437,157
Noble Energy Inc.	7,400	426,462
Occidental Petroleum Corp.	25,048	2,227,519
ONEOK Inc.	4,275	251,969
Peabody Energy Corp.	15,027	156,732
Phillips 66	36,518	2,866,663
Pioneer Natural Resources Co.	1,590	300,605
QEP Resources Inc.	258	6,468
Range Resources Corp.	1,460	99,864
Southwestern Energy Co.[a,b]	7,279	236,640
Spectra Energy Corp.	11,685	457,234
Tesoro Corp.	10,412	743,521
Valero Energy Corp.	42,348	2,121,211
Whiting Petroleum Corp.[a]	3,244	198,663
Williams Companies Inc. (The)	8,826	489,931

		51,777,751
PAPER & FOREST PRODUCTS — 0.17%
International Paper Co.	15,986	809,211

		809,211
PERSONAL PRODUCTS — 0.10%
Avon Products Inc.	14,990	155,896
Estee Lauder Companies Inc. (The) Class A	3,016	226,743
Herbalife Ltd.[b]	1,929	101,195

		483,834
PHARMACEUTICALS — 4.14%
AbbVie Inc.	24,810	1,574,443
Actavis PLC[a]	2,686	652,000
Allergan Inc.	2,555	485,603
Bristol-Myers Squibb Co.	23,281	1,354,721
Eli Lilly and Co.	24,859	1,648,897
Endo International PLC[a]	1,838	122,999
Hospira Inc.[a]	3,012	161,744
Johnson & Johnson	45,809	4,937,294
Mallinckrodt PLC[a]	1,307	120,479
Merck & Co. Inc.	55,098	3,192,378
Mylan Inc.[a]	6,032	323,014
Perrigo Co. PLC	1,369	221,025
Pfizer Inc.	164,627	4,930,579
Zoetis Inc.	1,910	70,976

		19,796,152

Security	Shares	Value

PROFESSIONAL SERVICES — 0.24%
Dun & Bradstreet Corp. (The)	838	$102,915
Equifax Inc.	1,911	144,739
IHS Inc. Class Aa	734	96,176
Manpowergroup Inc.	3,982	265,799
Nielsen NV	4,419	187,763
Robert Half International Inc.	2,353	128,897
Towers Watson & Co. Class A	1,178	129,922
Verisk Analytics Inc. Class Aa	1,466	91,405

		1,147,616
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.55%
American Capital Agency Corp.	20,605	468,558
American Tower Corp.	3,035	295,913
Annaly Capital Management Inc.	75,205	858,089
AvalonBay Communities Inc.	1,589	247,630
Boston Properties Inc.	1,902	241,079
Camden Property Trust	1,168	89,551
Crown Castle International Corp.	3,203	250,218
Digital Realty Trust Inc.[b]	2,360	162,816
Duke Realty Corp.	4,782	90,667
Equity Residential	3,975	276,501
Essex Property Trust Inc.	509	102,696
Federal Realty Investment Trust	595	78,421
General Growth Properties Inc.	5,598	145,044
HCP Inc.	9,160	402,765
Health Care REIT Inc.	4,517	321,204
Host Hotels & Resorts Inc.	11,237	261,934
Iron Mountain Inc.	3,386	122,133
Kimco Realty Corp.	5,935	148,078
Liberty Property Trust	2,516	87,481
Macerich Co. (The)[b]	1,967	138,674
Plum Creek Timber Co. Inc.[b]	2,219	91,001
Prologis Inc.	8,090	336,948
Public Storage	1,387	255,680
Rayonier Inc.	2,661	89,064
Realty Income Corp.[b]	3,111	143,199
Regency Centers Corp.	1,031	62,582
Simon Property Group Inc.	2,810	503,580
SL Green Realty Corp.	1,796	207,797
UDR Inc.	2,828	85,490
Ventas Inc.	4,409	302,061
Vornado Realty Trust	1,809	198,049
Weyerhaeuser Co.	9,927	336,128

		7,401,031
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Aa	5,159	165,088
Realogy Holdings Corp.[a]	2,816	115,484

		280,572
ROAD & RAIL — 0.87%
CSX Corp.	25,705	915,869
Hertz Global Holdings Inc.[a]	13,281	291,120
J.B. Hunt Transport Services Inc.	1,562	124,601
Kansas City Southern Industries Inc.	1,613	198,060
Norfolk Southern Corp.	7,591	839,868
Union Pacific Corp.	15,210	1,771,205

		4,140,723

212

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2014

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.17%
Altera Corp.	6,047	$207,835
Analog Devices Inc.	5,143	255,196
Applied Materials Inc.	22,637	500,051
Avago Technologies Ltd.	2,995	258,319
Broadcom Corp. Class A	13,007	544,733
Cree Inc.[a,b]	507	15,960
Intel Corp.	165,740	5,636,817
KLA-Tencor Corp.	3,775	298,791
Lam Research Corp.	3,507	273,055
Linear Technology Corp.	2,958	126,721
Marvell Technology Group Ltd.	10,501	141,134
Maxim Integrated Products Inc.	5,190	152,275
Microchip Technology Inc.	2,634	113,552
Micron Technology Inc.[a]	14,636	484,305
NVIDIA Corp.	12,887	251,812
Texas Instruments Inc.	18,333	910,417
Xilinx Inc.	4,290	190,819

		10,361,792
SOFTWARE — 2.70%
Activision Blizzard Inc.	12,366	246,702
Adobe Systems Inc.[a]	4,826	338,399
ANSYS Inc.[a]	1,313	103,149
Autodesk Inc.[a]	2,496	143,620
CA Inc.	9,170	266,480
Citrix Systems Inc.[a]	2,495	160,254
Electronic Arts Inc.[a]	2,654	108,734
FireEye Inc.[a,b]	293	9,959
Intuit Inc.	3,089	271,863
Microsoft Corp.	166,236	7,804,780
NetSuite Inc.[a]	80	8,693
Nuance Communications Inc.[a,b]	4,567	70,469
Oracle Corp.	64,250	2,508,963
Red Hat Inc.[a,b]	1,401	82,547
Salesforce.com Inc.[a]	1,873	119,853
ServiceNow Inc.[a,b]	250	16,983
Symantec Corp.	18,473	458,500
Synopsys Inc.[a]	3,231	132,406
VMware Inc. Class Aa,b	767	64,098
Workday Inc. Class Aa,b	190	18,141

		12,934,593
SPECIALTY RETAIL — 2.08%
Advance Auto Parts Inc.	1,473	216,472
AutoNation Inc.[a]	3,101	177,563
AutoZone Inc.[a,b]	559	309,418
Bed Bath & Beyond Inc.[a,b]	5,943	400,202
Best Buy Co. Inc.	23,677	808,333
CarMax Inc.[a,b]	5,472	305,940
Dick’s Sporting Goods Inc.	2,786	126,401
GameStop Corp. Class A	6,059	259,083
Gap Inc. (The)	6,474	245,300
Home Depot Inc. (The)	25,220	2,459,454
L Brands Inc.	4,820	347,618
Lowe’s Companies Inc.	26,771	1,531,301
O’Reilly Automotive Inc.[a]	1,582	278,242
PetSmart Inc.	2,627	190,064

Security	Shares	Value

Ross Stores Inc.	4,520	$364,854
Staples Inc.	47,213	598,661
Tiffany & Co.	2,132	204,928
TJX Companies Inc. (The)	13,502	854,947
Tractor Supply Co.	2,056	150,540
Ulta Salon, Cosmetics & Fragrance Inc.[a]	882	106,554
Urban Outfitters Inc.[a]	90	2,732

		9,938,607
TEXTILES, APPAREL & LUXURY GOODS — 0.48%
Coach Inc.	7,108	244,373
Fossil Group Inc.[a]	1,088	110,606
Lululemon Athletica Inc.[a,b]	1,453	60,518
Michael Kors Holdings Ltd.[a]	1,163	91,400
Nike Inc. Class B	9,952	925,237
PVH Corp.	1,677	191,765
Ralph Lauren Corp.	1,320	217,589
Under Armour Inc. Class Aa,b	1,124	73,712
VF Corp.	5,574	377,248

		2,292,448
THRIFTS & MORTGAGE FINANCE — 0.18%
Hudson City Bancorp Inc.	31,854	307,391
New York Community Bancorp Inc.	20,972	334,504
Ocwen Financial Corp.[a,b]	90	2,120
People’s United Financial Inc.	15,180	221,932

		865,947
TOBACCO — 1.03%
Altria Group Inc.	32,246	1,558,772
Lorillard Inc.	5,317	326,995
Philip Morris International Inc.	30,293	2,696,380
Reynolds American Inc.	5,172	325,371

		4,907,518
TRADING COMPANIES & DISTRIBUTORS — 0.13%
Fastenal Co.	2,942	129,566
United Rentals Inc.[a]	1,909	210,104
W.W. Grainger Inc.	1,075	265,310

		604,980
WATER UTILITIES — 0.05%
American Water Works Co. Inc.	4,507	240,539

		240,539
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
SBA Communications Corp. Class Aa,b	435	48,863
Sprint Corp.[a,b]	16,440	97,489
T-Mobile US Inc.[a]	5,824	170,003

		316,355

TOTAL COMMON STOCKS
(Cost: $445,687,583)		477,743,474

213

Schedule of Investments  (Unaudited) (Continued)

iSHARES® MSCI USA VALUE FACTOR ETF

October 31, 2014

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	3,354,539	$3,354,539
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	194,021	194,021
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	900,709	900,709

		4,449,269

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,449,269)		4,449,269

TOTAL INVESTMENTS IN SECURITIES — 100.84%
(Cost: $450,136,852)		482,192,743
Other Assets, Less Liabilities — (0.84)%		(4,011,745)

NET ASSETS — 100.00%		$478,180,998

NVS Non — Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

214

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.77%

CONSTRUCTION MATERIALS — 1.01%
Eagle Materials Inc.	56,443	$4,934,811
Martin Marietta Materials Inc.	68,978	8,064,908
Vulcan Materials Co.	146,776	9,057,547

		22,057,266
CONTAINERS & PACKAGING — 3.95%
AptarGroup Inc.	73,278	4,560,823
Avery Dennison Corp.	105,373	4,936,725
Ball Corp.	155,180	9,998,247
Bemis Co. Inc.	112,299	4,320,143
Berry Plastics Group Inc.[a]	131,971	3,433,885
Crown Holdings Inc.[a,b]	155,826	7,468,740
Graphic Packaging Holding Co.[a,b]	365,963	4,439,131
Greif Inc. Class A	38,112	1,679,215
MeadWestvaco Corp.	189,432	8,367,212
Owens-Illinois Inc.[a]	185,280	4,774,666
Packaging Corp. of America	110,543	7,967,939
Rock-Tenn Co. Class A	160,961	8,233,155
Sealed Air Corp.	237,551	8,611,224
Silgan Holdings Inc.	48,771	2,397,582
Sonoco Products Co.	114,298	4,671,359

		85,860,046
ENERGY EQUIPMENT & SERVICES — 19.12%
Atwood Oceanics Inc.[a]	67,264	2,734,282
Baker Hughes Inc.	488,334	25,862,169
Bristow Group Inc.	39,992	2,955,409
Cameron International Corp.[a]	227,676	13,558,106
CARBO Ceramics Inc.	21,826	1,127,749
Core Laboratories NV	49,964	6,971,477
Diamond Offshore Drilling Inc.[b]	75,546	2,848,840
Dresser-Rand Group Inc.[a]	85,851	7,014,027
Dril-Quip Inc.[a]	44,961	4,044,242
Ensco PLC Class A	262,081	10,637,868
Exterran Holdings Inc.	75,353	2,963,633
FMC Technologies Inc.[a,b]	263,494	14,766,204
Forum Energy Technologies Inc.[a,b]	72,592	1,981,762
Frank’s International NV	37,982	654,430
Halliburton Co.	954,697	52,641,992
Helix Energy Solutions Group Inc.[a,b]	110,338	2,939,404
Helmerich & Payne Inc.	121,626	10,559,569
McDermott International Inc.[a,b]	266,543	1,023,525
Nabors Industries Ltd.	325,347	5,807,444
National Oilwell Varco Inc.	482,915	35,078,946
Nobel Corp. PLC	284,803	5,958,079
Oceaneering International Inc.	121,075	8,507,940
Oil States International Inc.[a]	60,804	3,632,431
Paragon Offshore PLC[a,b]	95,729	466,200
Patterson-UTI Energy Inc.	164,323	3,784,359
Precision Drilling Corp.	329,685	2,742,979
Rowan Companies PLC Class A	140,147	3,401,368
RPC Inc.	68,902	1,129,993
Schlumberger Ltd.	1,455,205	143,570,525
SEACOR Holdings Inc.[a]	21,191	1,747,198

Security	Shares	Value

Seventy Seven Energy Inc.[a,b]	40,801	$533,269
Superior Energy Services Inc.	173,921	4,374,113
Tidewater Inc.	55,673	2,052,663
Transocean Ltd.[b]	382,033	11,396,044
Unit Corp.[a]	51,836	2,509,899
Weatherford International Ltd.[a]	868,362	14,258,504

		416,236,642
METALS & MINING — 7.25%
Agnico-Eagle Mines Ltd.	235,904	5,543,744
Alcoa Inc.	1,320,357	22,129,183
Barrick Gold Corp.	1,307,265	15,517,236
Compass Minerals International Inc.	37,621	3,223,367
Eldorado Gold Corp.	804,062	4,406,260
Franco-Nevada Corp.	174,624	8,163,672
Freeport-McMoRan Inc.	1,166,272	33,238,752
Goldcorp Inc.	912,990	17,145,952
Kinross Gold Corp.[a]	1,281,498	2,755,221
New Gold Inc.[a]	566,868	2,040,725
Newmont Mining Corp.	559,699	10,499,953
Pan American Silver Corp.	168,931	1,559,233
Royal Gold Inc.	73,283	4,188,123
Silver Wheaton Corp.	401,140	6,967,802
Stillwater Mining Co.[a,b]	135,284	1,776,279
Teck Resources Ltd. Class B	523,094	8,254,423
Turquoise Hill Resources Ltd.[a,b]	1,108,897	3,714,805
US Silica Holdings Inc.	60,267	2,705,988
Yamana Gold Inc.	990,223	3,941,088

		157,771,806
OIL, GAS & CONSUMABLE FUELS — 66.84%
Anadarko Petroleum Corp.	567,930	52,124,615
Apache Corp.	429,304	33,142,269
Athlon Energy Inc.[a]	72,197	4,209,085
Baytex Energy Corp.	186,706	5,703,868
Cabot Oil & Gas Corp.	468,779	14,579,027
Cameco Corp.	443,695	7,711,419
Canadian Natural Resources Ltd.	1,225,775	42,755,032
Carrizo Oil & Gas Inc.[a,b]	47,604	2,472,552
Cenovus Energy Inc.	849,653	21,037,408
Cheniere Energy Inc.[a]	248,326	18,624,450
Chesapeake Energy Corp.	582,613	12,922,356
Chevron Corp.	1,470,118	176,340,654
Cimarex Energy Co.	97,608	11,095,101
Cobalt International Energy Inc.[a]	333,020	3,899,664
Concho Resources Inc.[a]	126,747	13,819,225
ConocoPhillips	1,380,144	99,577,390
CONSOL Energy Inc.	258,308	9,505,734
Continental Resources Inc.[a]	96,276	5,427,078
CVR Energy Inc.	17,391	844,855
Denbury Resources Inc.	395,212	4,900,629
Devon Energy Corp.	431,627	25,897,620
Diamondback Energy Inc.[a,b]	63,682	4,358,396
Encana Corp.	831,495	15,490,752
Energen Corp.	82,166	5,562,638
Energy XXI (Bermuda) Ltd.	103,152	793,239
Enerplus Corp.	230,305	3,293,362
EOG Resources Inc.	614,494	58,407,655
EQT Corp.	169,998	15,986,612
Exxon Mobil Corp.	1,876,143	181,441,790
Gulfport Energy Corp.[a,b]	95,791	4,806,792
Halcon Resources Corp.[a,b]	283,318	881,119

215

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

October 31, 2014

Security	Shares	Value

Hess Corp.	293,585	$24,898,944
HollyFrontier Corp.	223,161	10,127,046
Kinder Morgan Inc.[b]	738,433	28,577,357
Kodiak Oil & Gas Corp.[a]	300,365	3,240,938
Kosmos Energy Ltd.[a]	122,036	1,138,596
Laredo Petroleum Inc.[a,b]	93,774	1,777,955
Marathon Oil Corp.	757,089	26,800,951
Marathon Petroleum Corp.	318,018	28,907,836
Murphy Oil Corp.	187,137	9,991,244
Newfield Exploration Co.[a]	153,050	4,990,961
Noble Energy Inc.	404,360	23,303,267
Oasis Petroleum Inc.[a,b]	113,758	3,408,190
Occidental Petroleum Corp.	875,091	77,821,843
ONEOK Inc.	233,417	13,757,598
Peabody Energy Corp.	303,459	3,165,077
Pengrowth Energy Corp.	594,571	2,396,121
Penn West Petroleum Ltd.	555,469	2,510,720
Phillips 66	627,347	49,246,739
Pioneer Natural Resources Co.	160,618	30,366,439
QEP Resources Inc.	186,277	4,669,964
Range Resources Corp.	189,239	12,943,948
Rice Energy Inc.[a,b]	71,286	1,884,089
Rosetta Resources Inc.[a]	68,962	2,622,625
SandRidge Energy Inc.[a,b]	444,414	1,733,215
SemGroup Corp. Class A	47,940	3,679,395
SM Energy Co.	75,688	4,261,234
Southwestern Energy Co.[a]	396,382	12,886,379
Spectra Energy Corp.	753,056	29,467,081
Stone Energy Corp.[a]	62,595	1,533,578
Suncor Energy Inc.	1,644,642	58,450,577
Talisman Energy Inc.	1,071,029	6,833,165
Targa Resources Corp.	33,173	4,267,043
Tesoro Corp.	144,185	10,296,251
Ultra Petroleum Corp.[a,b]	171,380	3,907,464
Valero Energy Corp.	592,618	29,684,236
Western Refining Inc.	84,120	3,835,031
Whiting Petroleum Corp.[a,b]	133,699	8,187,727
Williams Companies Inc. (The)	754,959	41,907,774
World Fuel Services Corp.	81,088	3,344,069
WPX Energy Inc.[a]	227,986	4,359,092

		1,454,794,145
PAPER & FOREST PRODUCTS — 1.60%
Domtar Corp.	72,761	2,988,294
International Paper Co.	479,320	24,263,178
KapStone Paper and Packaging Corp.[a]	94,907	2,919,339
Louisiana-Pacific Corp.[a]	157,778	2,303,559
Resolute Forest Products Inc.[a,b]	106,767	1,981,596
Veritiv Corp.[a]	9,350	421,779

		34,877,745

TOTAL COMMON STOCKS
(Cost: $2,158,605,214)		2,171,597,650

SHORT-TERM INVESTMENTS — 2.46%

MONEY MARKET FUNDS — 2.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	47,332,902	47,332,902

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	2,737,659	$2,737,659
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,404,278	3,404,278

		53,474,839

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,474,839)		53,474,839

TOTAL INVESTMENTS IN SECURITIES — 102.23%
(Cost: $2,212,080,053)		2,225,072,489
Other Assets, Less Liabilities — (2.23)%		(48,545,555)

NET ASSETS — 100.00%		$2,176,526,934

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

216

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.93%

COMMUNICATIONS EQUIPMENT — 8.51%
ADTRAN Inc.	10,113	$214,497
ARRIS Group Inc.[a]	24,552	737,051
Aruba Networks Inc.[a,b]	20,269	437,405
Brocade Communications Systems Inc.	79,111	848,861
Ciena Corp.[a,b]	19,760	331,178
Cisco Systems Inc.	947,804	23,192,764
CommScope Holding Co. Inc.[a]	15,158	326,503
EchoStar Corp. Class Aa	7,998	373,747
F5 Networks Inc.[a]	13,748	1,690,729
Finisar Corp.[a,b]	18,128	303,100
Harris Corp.	19,429	1,352,258
Infinera Corp.[a,b]	22,901	332,751
InterDigital Inc.	7,427	367,117
Ixia[a]	10,396	100,113
JDS Uniphase Corp.[a,b]	43,160	580,934
Juniper Networks Inc.	74,510	1,569,926
Motorola Solutions Inc.	41,054	2,647,983
NETGEAR Inc.[a]	6,692	227,796
Palo Alto Networks Inc.[a]	11,925	1,260,472
Plantronics Inc.	7,879	408,684
Polycom Inc.[a]	25,884	338,563
QUALCOMM Inc.	311,527	24,457,985
Riverbed Technology Inc.[a]	29,873	567,288
ViaSat Inc.[a,b]	7,921	496,171

		63,163,876
COMPUTERS & PERIPHERALS — 14.70%
3D Systems Corp.[a,b]	19,261	728,066
Apple Inc.	624,465	67,442,220
BlackBerry Ltd.[a,b]	88,763	932,011
Diebold Inc.	12,098	428,632
Electronics For Imaging Inc.[a]	8,771	401,010
EMC Corp.	377,086	10,833,681
Hewlett-Packard Co.	346,898	12,446,700
Lexmark International Inc. Class A	11,587	500,095
NCR Corp.[a]	31,097	860,454
NetApp Inc.	59,369	2,540,993
QLogic Corp.[a]	15,995	188,901
SanDisk Corp.	41,735	3,928,933
Seagate Technology PLC	60,732	3,815,792
Western Digital Corp.	40,887	4,022,054

		109,069,542
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.75%
Amphenol Corp. Class A	58,262	2,946,892
Anixter International Inc.	5,068	431,642
Arrow Electronics Inc.[a]	18,347	1,043,210
Avnet Inc.	25,636	1,108,757
AVX Corp.	8,722	125,946
Belden Inc.	7,971	567,455
Benchmark Electronics Inc.[a]	9,885	234,472
CDW Corp.	19,401	598,327
Celestica Inc.[a]	28,893	317,245
Cognex Corp.[a]	16,168	639,606

Security	Shares	Value

Coherent Inc.[a]	4,677	$304,707
Corning Inc.	239,791	4,898,930
Dolby Laboratories Inc. Class A	8,246	345,672
FEI Co.	7,792	656,710
FLIR Systems Inc.	26,230	879,492
Ingram Micro Inc. Class Aa	28,751	771,677
InvenSense Inc.[a,b]	13,750	222,887
IPG Photonics Corp.[a]	6,543	480,322
Itron Inc.[a]	7,352	286,213
Jabil Circuit Inc.	37,249	780,367
Knowles Corp.[a]	15,739	306,281
Littelfuse Inc.	4,208	410,448
National Instruments Corp.	18,741	593,715
OSI Systems Inc.[a]	3,542	251,057
Plexus Corp.[a]	6,414	265,219
Sanmina Corp.[a]	15,199	381,039
SYNNEX Corp.	5,065	350,397
TE Connectivity Ltd.	76,082	4,650,893
Tech Data Corp.[a]	7,158	427,476
Trimble Navigation Ltd.[a]	48,333	1,298,224
Universal Display Corp.[a,b]	7,600	237,728
Vishay Intertechnology Inc.	24,943	336,980
Zebra Technologies Corp. Class Aa	9,379	691,701

		27,841,687
INTERNET & CATALOG RETAIL — 5.73%
Amazon.com Inc.[a]	70,424	21,511,715
Expedia Inc.	18,406	1,563,958
Groupon Inc.[a,b]	78,603	574,588
HomeAway Inc.[a]	16,293	568,626
Netflix Inc.[a]	11,173	4,388,419
Priceline Group Inc. (The)[a]	9,746	11,755,722
Shutterfly Inc.[a]	7,237	302,724
TripAdvisor Inc.[a]	20,761	1,840,670

		42,506,422
INTERNET SOFTWARE & SERVICES — 16.95%
Akamai Technologies Inc.[a]	33,211	2,002,623
AOL Inc.[a]	14,700	639,891
Bankrate Inc.[a]	10,445	113,433
Conversant Inc.[a]	11,338	399,664
Cornerstone OnDemand Inc.[a]	8,956	324,834
CoStar Group Inc.[a]	6,021	969,923
Dealertrack Technologies Inc.[a]	8,073	379,835
Demandware Inc.[a,b]	5,926	355,264
eBay Inc.[a]	209,950	11,022,375
Equinix Inc.	9,863	2,060,381
Facebook Inc. Class Aa	387,227	29,038,153
Google Inc. Class Aa	52,806	29,986,943
Google Inc. Class Ca	52,802	29,520,542
IAC/InterActiveCorp	14,268	965,801
j2 Global Inc.	8,453	457,223
LinkedIn Corp. Class Aa	19,241	4,405,419
NIC Inc.	11,007	202,859
Pandora Media Inc.[a]	33,871	653,033
Rackspace Hosting Inc.[a]	22,126	848,753
Shutterstock Inc.[a,b]	2,899	225,426
Trulia Inc.[a,b]	6,398	298,467
VeriSign Inc.[a,b]	20,860	1,246,593
Web.com Group Inc.[a,b]	9,707	199,285
WebMD Health Corp.[a]	6,795	290,011
Yahoo! Inc.[a,b]	171,942	7,917,929

217

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

October 31, 2014

Security	Shares	Value

Yelp Inc.[a]	11,354	$681,240
Zillow Inc. Class Aa,b	4,812	523,209

		125,729,109
IT SERVICES — 17.06%
Accenture PLC Class A	117,337	9,518,377
Acxiom Corp.[a]	14,193	267,396
Alliance Data Systems Corp.[a]	10,311	2,921,622
Automatic Data Processing Inc.	89,058	7,283,163
Booz Allen Hamilton Holding Corp.	13,560	357,306
Broadridge Financial Solutions Inc.	22,349	981,792
CACI International Inc. Class Aa	4,312	354,834
Cardtronics Inc.[a]	8,226	315,796
CGI Group Inc. Class Aa	51,715	1,776,410
Cognizant Technology Solutions Corp. Class Aa	113,010	5,520,539
Computer Sciences Corp.	27,041	1,633,276
Convergys Corp.	18,860	380,406
CoreLogic Inc.[a]	17,096	536,302
DST Systems Inc.	5,746	553,627
EPAM Systems Inc.[a]	4,224	201,654
Euronet Worldwide Inc.[a]	9,292	498,702
EVERTEC Inc.	12,201	276,963
Fidelity National Information Services Inc.	52,988	3,093,969
Fiserv Inc.[a]	46,296	3,216,646
FleetCor Technologies Inc.[a]	14,044	2,114,465
Gartner Inc.[a]	16,589	1,338,898
Genpact Ltd.[a]	29,214	512,706
Global Payments Inc.	12,637	1,017,279
Heartland Payment Systems Inc.	6,760	349,154
iGATE Corp.[a]	6,809	252,273
International Business Machines Corp.	172,443	28,349,629
Jack Henry & Associates Inc.	15,260	912,853
Leidos Holdings Inc.	11,662	426,479
ManTech International Corp. Class A	4,293	120,891
MasterCard Inc. Class A	182,953	15,322,314
MAXIMUS Inc.	12,404	601,098
NeuStar Inc. Class Aa,b	10,648	281,214
Paychex Inc.	60,686	2,848,601
Sapient Corp.[a]	20,807	360,377
Science Applications International Corp.	7,525	368,048
Syntel Inc.[a]	2,926	253,421
TeleTech Holdings Inc.[a]	3,509	90,567
Teradata Corp.[a]	28,738	1,216,192
Total System Services Inc.	30,761	1,039,414
Unisys Corp.[a,b]	9,377	240,426
Vantiv Inc. Class Aa,b	27,856	861,308
VeriFone Systems Inc.[a]	21,075	785,255
Visa Inc. Class A	91,503	22,091,569
Western Union Co.	98,364	1,668,253
WEX Inc.[a]	7,164	813,544
Xerox Corp.	201,741	2,679,120

		126,604,128
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.11%
Advanced Micro Devices Inc.[a,b]	116,947	327,452
Altera Corp.	57,392	1,972,563
Amkor Technology Inc.[a]	21,622	146,597
Analog Devices Inc.	58,350	2,895,327
Applied Materials Inc.	226,493	5,003,230
Atmel Corp.[a]	77,731	576,764
Avago Technologies Ltd.	46,792	4,035,810
Broadcom Corp. Class A	100,099	4,192,146

Security	Shares	Value

Cabot Microelectronics Corp.[a]	4,529	$218,434
Cavium Inc.[a]	9,992	512,690
Cirrus Logic Inc.[a]	11,557	223,050
Cree Inc.[a,b]	22,409	705,435
Cypress Semiconductor Corp.[a]	27,246	270,008
Diodes Inc.[a]	6,691	172,829
Entegris Inc.[a]	26,233	356,244
Fairchild Semiconductor International Inc.[a]	22,624	347,278
First Solar Inc.[a,b]	14,008	825,071
Freescale Semiconductor Ltd.[a,b]	18,474	367,448
Integrated Device Technology Inc.[a]	27,736	455,148
Intel Corp.	920,251	31,297,736
International Rectifier Corp.[a]	13,334	530,293
Intersil Corp. Class A	24,089	320,143
KLA-Tencor Corp.	30,687	2,428,876
Lam Research Corp.	30,072	2,341,406
Linear Technology Corp.	44,460	1,904,666
Marvell Technology Group Ltd.	78,078	1,049,368
Maxim Integrated Products Inc.	52,699	1,546,189
Microchip Technology Inc.	37,356	1,610,417
Micron Technology Inc.[a]	199,055	6,586,730
Microsemi Corp.[a]	17,699	461,413
MKS Instruments Inc.	9,898	360,287
Monolithic Power Systems Inc.	6,713	296,647
NVIDIA Corp.	95,606	1,868,141
OmniVision Technologies Inc.[a]	10,544	282,368
ON Semiconductor Corp.[a]	81,570	676,215
PMC-Sierra Inc.[a]	36,124	281,406
Power Integrations Inc.	5,696	286,851
Rambus Inc.[a,b]	21,046	240,977
RF Micro Devices Inc.[a,b]	52,965	689,075
Semtech Corp.[a]	12,471	316,514
Silicon Laboratories Inc.[a]	7,418	338,187
Skyworks Solutions Inc.	35,141	2,046,612
Spansion Inc. Class Aa	11,411	234,838
SunEdison Inc.[a,b]	46,613	909,420
SunPower Corp.[a,b]	9,533	303,531
Synaptics Inc.[a,b]	6,849	468,677
Teradyne Inc.	37,919	697,710
Tessera Technologies Inc.	8,761	266,247
Texas Instruments Inc.	198,439	9,854,481
TriQuint Semiconductor Inc.[a]	32,594	705,008
Veeco Instruments Inc.[a,b]	7,318	263,375
Xilinx Inc.	49,794	2,214,837

		97,282,165
SOFTWARE — 20.12%
ACI Worldwide Inc.[a]	21,159	407,099
Activision Blizzard Inc.	92,282	1,841,026
Adobe Systems Inc.[a]	87,833	6,158,850
Advent Software Inc.	8,201	283,427
ANSYS Inc.[a]	17,065	1,340,626
Aspen Technology Inc.[a]	17,049	629,620
Autodesk Inc.[a]	42,219	2,429,281
Blackbaud Inc.	8,679	386,216
CA Inc.	59,732	1,735,812
Cadence Design Systems Inc.[a]	54,065	970,467
CDK Global Inc.[a]	29,686	997,450
Citrix Systems Inc.[a]	30,505	1,959,336
CommVault Systems Inc.[a]	7,998	354,631
Compuware Corp.	41,068	416,840
Concur Technologies Inc.[a,b]	8,906	1,142,818
Covisint Corp.[a]	5,762	16,651

218

Schedule of Investments  (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

October 31, 2014

Security	Shares	Value

Electronic Arts Inc.[a]	57,981	$2,375,482
FactSet Research Systems Inc.	7,296	958,986
Fair Isaac Corp.	5,958	371,183
FireEye Inc.[a,b]	5,631	191,398
Fortinet Inc.[a]	25,438	662,660
Guidewire Software Inc.[a,b]	12,664	632,440
Informatica Corp.[a]	20,332	725,039
Intuit Inc.	52,773	4,644,552
Manhattan Associates Inc.[a]	13,858	555,844
Mentor Graphics Corp.	17,935	380,043
Microsoft Corp.	1,347,649	63,272,121
MicroStrategy Inc. Class Aa	1,675	269,474
NetScout Systems Inc.[a]	6,954	256,324
NetSuite Inc.[a,b]	6,552	711,940
Nuance Communications Inc.[a]	46,592	718,915
Open Text Corp.	22,630	1,247,366
Oracle Corp.	604,471	23,604,593
Pegasystems Inc.	6,712	145,449
Progress Software Corp.[a]	9,561	247,630
PTC Inc.[a]	21,676	826,939
QLIK Technologies Inc.[a]	16,787	475,911
RealPage Inc.[a,b]	9,745	193,633
Red Hat Inc.[a,b]	35,069	2,066,265
Rovi Corp.[a]	17,557	366,590
Salesforce.com Inc.[a,b]	107,012	6,847,698
ServiceNow Inc.[a]	24,172	1,642,004
SolarWinds Inc.[a]	12,208	580,490
Solera Holdings Inc.	12,751	662,414
Splunk Inc.[a,b]	22,102	1,460,500
SS&C Technologies Holdings Inc.[a]	12,519	604,918
Symantec Corp.	128,132	3,180,236
Synchronoss Technologies Inc.[a]	6,629	342,520
Synopsys Inc.[a]	29,046	1,190,305
Tableau Software Inc. Class Aa	7,427	613,396
Take-Two Interactive Software Inc.[a]	15,559	411,536
TIBCO Software Inc.[a]	28,529	666,723
TiVo Inc.[a]	21,287	277,795
Tyler Technologies Inc.[a]	6,123	685,286
Ultimate Software Group Inc. (The)[a]	5,250	790,178
Verint Systems Inc.[a]	11,149	640,956
VirnetX Holding Corp.[a,b]	7,857	46,121
VMware Inc. Class Aa,b	15,977	1,335,198
Zynga Inc. Class Aa,b	123,171	314,086

		149,263,287

TOTAL COMMON STOCKS
(Cost: $550,081,500)		741,460,216

SHORT-TERM INVESTMENTS — 3.59%

MONEY MARKET FUNDS — 3.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	24,750,627	24,750,627
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,431,536	1,431,536

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	433,459	$433,459

		26,615,622

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,615,622)		26,615,622

TOTAL INVESTMENTS IN SECURITIES — 103.52%
(Cost: $576,697,122)		768,075,838
Other Assets, Less Liabilities — (3.52)%		(26,132,555)

NET ASSETS — 100.00%		$741,943,283

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

219

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.88%

COMMUNICATIONS EQUIPMENT — 99.88%
ADTRAN Inc.	181,088	$3,840,877
ARRIS Group Inc.[a]	362,034	10,868,261
Aruba Networks Inc.[a,b]	359,927	7,767,225
Brocade Communications Systems Inc.	1,067,865	11,458,191
Ciena Corp.[a,b]	352,717	5,911,537
Cisco Systems Inc.	837,964	20,504,979
CommScope Holding Co. Inc.[a]	272,640	5,872,666
EchoStar Corp. Class Aa	142,014	6,636,314
F5 Networks Inc.[a]	167,285	20,572,709
Finisar Corp.[a,b]	329,451	5,508,421
Harris Corp.	158,584	11,037,446
Infinera Corp.[a,b]	409,218	5,945,938
InterDigital Inc.	133,933	6,620,308
Ixia[a,b]	191,259	1,841,824
JDS Uniphase Corp.[a]	761,246	10,246,371
Juniper Networks Inc.	890,304	18,758,705
Motorola Solutions Inc.	344,651	22,229,990
NETGEAR Inc.[a,b]	118,903	4,047,458
Palo Alto Networks Inc.[a,b]	111,147	11,748,238
Plantronics Inc.	141,819	7,356,152
Polycom Inc.[a]	453,312	5,929,321
QUALCOMM Inc.	277,240	21,766,112
Riverbed Technology Inc.[a]	528,668	10,039,405
ViaSat Inc.[a,b]	142,260	8,911,166

		245,419,614

TOTAL COMMON STOCKS (Cost: $247,340,051)		245,419,614

SHORT-TERM INVESTMENTS — 11.56%

MONEY MARKET FUNDS — 11.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	26,499,051	26,499,051
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	1,532,663	1,532,663

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	383,098	$383,098

		28,414,812

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,414,812)		28,414,812

TOTAL INVESTMENTS IN SECURITIES — 111.44% (Cost: $275,754,863)		273,834,426
Other Assets, Less Liabilities — (11.44)%		(28,111,940)

NET ASSETS — 100.00%		$245,722,486

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

220

Schedule of Investments  (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.96%

APPLICATION SOFTWARE — 58.61%
ACI Worldwide Inc.(a)	326,552	$6,282,861
Adobe Systems Inc.[a,b]	1,319,510	92,524,041
Advent Software Inc.	126,925	4,386,528
ANSYS Inc.[a]	263,399	20,692,625
Aspen Technology Inc.[a,b]	263,554	9,733,049
Autodesk Inc.[a]	650,463	37,427,641
Blackbaud Inc.	132,189	5,882,411
Cadence Design Systems Inc.[a,b]	830,239	14,902,790
Citrix Systems Inc.[a]	470,793	30,239,034
Compuware Corp.	629,760	6,392,064
Concur Technologies Inc.[a,b]	137,146	17,598,575
FactSet Research Systems Inc.	112,003	14,721,674
Fair Isaac Corp.	92,026	5,733,220
Guidewire Software Inc.[a,b]	196,244	9,800,425
Informatica Corp.[a]	314,884	11,228,763
Intuit Inc.	812,620	71,518,686
Manhattan Associates Inc.[a,b]	214,958	8,621,965
Mentor Graphics Corp.	276,585	5,860,836
MicroStrategy Inc. Class Aa	25,883	4,164,057
NetScout Systems Inc.[a]	107,023	3,944,868
Nuance Communications Inc.[a,b]	722,398	11,146,601
Open Text Corp.	348,531	19,211,029
Pegasystems Inc.	102,667	2,224,794
PTC Inc.[a]	335,795	12,810,579
QLIK Technologies Inc.[a,b]	257,413	7,297,659
RealPage Inc.[a,b]	149,651	2,973,565
Salesforce.com Inc.[a,b]	1,561,168	99,899,140
SolarWinds Inc.[a]	187,756	8,927,798
Solera Holdings Inc.	196,396	10,202,772
Splunk Inc.[a,b]	339,406	22,427,949
SS&C Technologies Holdings Inc.[a,b]	192,244	9,289,230
Synchronoss Technologies Inc.[a,b]	101,798	5,259,903
Synopsys Inc.[a]	446,050	18,279,129
TIBCO Software Inc.[a]	436,308	10,196,518
TiVo Inc.[a,b]	328,757	4,290,279
Tyler Technologies Inc.[a,b]	94,029	10,523,726
Ultimate Software Group Inc. (The)[a,b]	80,900	12,176,259
Verint Systems Inc.[a]	171,338	9,850,222
VirnetX Holding Corp.[a,b]	123,830	726,882

		659,370,147
HOME ENTERTAINMENT SOFTWARE — 6.76%
Activision Blizzard Inc.	1,417,111	28,271,364
Electronic Arts Inc.[a]	894,850	36,662,005
Take-Two Interactive Software Inc.[a]	238,935	6,319,831
Zynga Inc. Class Aa,b	1,872,008	4,773,620

		76,026,820
SYSTEMS SOFTWARE — 34.59%
CA Inc.	917,269	26,655,837
CommVault Systems Inc.[a,b]	121,933	5,406,509
Covisint Corp.[a,b]	86,940	251,256
FireEye Inc.[a,b]	87,218	2,964,540
Fortinet Inc.[a]	393,790	10,258,230

Security	Shares	Value

Microsoft Corp.	2,033,172	$95,457,425
NetSuite Inc.[a,b]	100,620	10,933,369
Oracle Corp.	2,349,039	91,729,973
Progress Software Corp.[a]	145,014	3,755,863
Red Hat Inc.[a,b]	541,285	31,892,512
Rovi Corp.[a,b]	271,167	5,661,967
ServiceNow Inc.[a,b]	371,190	25,214,937
Symantec Corp.	1,976,466	49,055,886
Tableau Software Inc. Class Aa,b	114,057	9,419,968
VMware Inc. Class Aa,b	246,239	20,578,193

		389,236,465

TOTAL COMMON STOCKS (Cost: $1,049,201,529)		1,124,633,432

SHORT-TERM INVESTMENTS — 12.77%

MONEY MARKET FUNDS — 12.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c],d,e	134,962,358	134,962,358
BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c],d,e	7,806,006	7,806,006
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	845,113	845,113

		143,613,477

TOTAL SHORT-TERM INVESTMENTS (Cost: $143,613,477)		143,613,477

TOTAL INVESTMENTS IN SECURITIES — 112.73% (Cost: $1,192,815,006)		1,268,246,909
Other Assets, Less Liabilities — (12.73)%		(143,171,774)

NET ASSETS — 100.00%		$1,125,075,135

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

221

Schedule of Investments  (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

October 31, 2014

Security	Shares	Value

COMMON STOCKS — 99.90%

COMMUNICATIONS EQUIPMENT — 8.30%
QUALCOMM Inc.	571,653	$44,880,477

		44,880,477
COMPUTER STORAGE & PERIPHERALS — 3.87%
SanDisk Corp.	222,042	20,903,034

		20,903,034
SEMICONDUCTOR EQUIPMENT — 16.85%
Applied Materials Inc.	1,508,571	33,324,333
ASML Holding NV NYS	109,330	10,898,015
KLA-Tencor Corp.	223,062	17,655,357
Lam Research Corp.	218,622	17,021,909
SunEdison Inc.[a,b]	362,696	7,076,199
Teradyne Inc.	276,090	5,080,056

		91,055,869
SEMICONDUCTORS — 70.88%
Altera Corp.	416,779	14,324,694
Analog Devices Inc.	423,840	21,030,941
ARM Holdings PLC	172,271	7,357,694
Atmel Corp.[a,b]	564,554	4,188,991
Avago Technologies Ltd.	264,968	22,853,490
Broadcom Corp. Class A	552,348	23,132,334
Cree Inc.[a,b]	161,921	5,097,273
Freescale Semiconductor Ltd.[a,b]	409,779	8,150,504
Intel Corp.	1,245,779	42,368,944
Linear Technology Corp.	321,723	13,782,613
Marvell Technology Group Ltd.	685,507	9,213,214
Maxim Integrated Products Inc.	382,998	11,237,161
Microchip Technology Inc.	270,319	11,653,452
Micron Technology Inc.[a,b]	1,325,857	43,872,608
NVIDIA Corp.	730,982	14,283,388
NXP Semiconductors NVa,b	317,445	21,795,774
ON Semiconductor Corp.[a]	595,030	4,932,799
RF Micro Devices Inc.[a,b]	387,973	5,047,529
Skyworks Solutions Inc.	255,648	14,888,940
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	1,038,749	22,873,253
Texas Instruments Inc.	902,920	44,839,007
Xilinx Inc.	362,150	16,108,432

		383,033,035

TOTAL COMMON STOCKS
(Cost: $538,172,771)		539,872,415

SHORT-TERM INVESTMENTS — 5.83%

MONEY MARKET FUNDS — 5.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.13%[c,d,e]	29,441,970	29,441,970

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.11%[c,d,e]	1,702,876	$1,702,876
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	376,914	376,914

		31,521,760

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,521,760)		31,521,760

TOTAL INVESTMENTS IN SECURITIES — 105.73%
(Cost: $569,694,531)		571,394,175
Other Assets, Less Liabilities — (5.73)%		(30,963,472)

NET ASSETS — 100.00%		$540,430,703

NYS — New York Registered Shares

SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

222

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Aggressive Allocation	MSCI EAFE Minimum Volatility
China Large-Cap	MSCI EAFE Small-Cap
Conservative Allocation	MSCI EAFE Value
Core MSCI EAFE	MSCI Europe Financials
Core MSCI Europe	MSCI Europe Minimum Volatility
Core MSCI Pacific	MSCI Europe Small-Cap
Core MSCI Total International Stock	MSCI Japan Minimum Volatility
Currency Hedged MSCI EAFE	MSCI Kokusai
FTSE China	MSCI Qatar Capped
Growth Allocation	MSCI UAE Capped
Moderate Allocation	MSCI USA Minimum Volatility
Morningstar Multi-Asset Income	MSCI USA Momentum Factor
MSCI ACWI	MSCI USA Quality Factor
MSCI ACWI ex U.S.	MSCI USA Size Factor
MSCI All Country Asia ex Japan	MSCI USA Value Factor
MSCI All Country Asia ex Japan Small-Cap	North American Natural Resources
MSCI All Country Asia Information Technology	North American Tech
MSCI Asia ex Japan Minimum Volatility	North American Tech-Multimedia Networking
MSCI EAFE	North American Tech-Software
MSCI EAFE Growth	PHLX Semiconductor

Each of the iShares Core MSCI Total International Stock, iShares MSCI All Country Asia ex Japan, iShares MSCI All Country Asia ex Japan Small-Cap, iShares All Country Asia Information Technology and iShares MSCI Asia ex Japan Minimum Volatility ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between

223

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

224

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2014. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Aggressive Allocation
Assets:
Investment Companies	$287,712,965	$—	$—	$287,712,965
Money Market Funds	33,332,096	—	—	33,332,096

	$321,045,061	$—	$—	$321,045,061

China Large-Cap
Assets:
Common Stocks	$5,719,115,704	$15,565,943	$—	$5,734,681,647
Money Market Funds	77,615,754	—	—	77,615,754
Futures Contracts[a]	204,087	—	—	204,087

	$5,796,935,545	$15,565,943	$—	$5,812,501,488

Conservative Allocation
Assets:
Investment Companies	$194,802,207	$—	$—	$194,802,207
Money Market Funds	24,512,032	—	—	24,512,032

	$219,314,239	$—	$—	$219,314,239

Core MSCI EAFE
Assets:
Common Stocks	$2,749,047,391	$102,191	$1	$2,749,149,583
Preferred Stocks	14,815,816	49,223	—	14,865,039
Rights	635,380	—	—	635,380
Money Market Funds	53,244,023	—	—	53,244,023

	$2,817,742,610	$151,414	$1	$2,817,894,025

Liabilities:
Futures Contracts[a]	$(259,960)	$—	$—	$(259,960)

Core MSCI Europe
Assets:
Common Stocks	$199,355,587	$3,279	$—	$199,358,866
Preferred Stocks	1,636,851	5,780	—	1,642,631
Rights	77,197	—	—	77,197
Money Market Funds	8,696	—	—	8,696

	$201,078,331	$9,059	$—	$201,087,390

225

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

Core MSCI Pacific
Assets:
Common Stocks	$217,346,458	$40,850	$—		$217,387,308
Money Market Funds	68,452	—	—		68,452

	$217,414,910	$40,850	$—		$217,455,760

Core MSCI Total International Stock
Assets:
Common Stocks	$836,847,902	$489,699	$0	[b]	$837,337,601
Investment Companies	4,440,098	—	—		4,440,098
Preferred Stocks	11,938,252	10,751	—		11,949,003
Rights	141,419	5,248	—		146,667
Money Market Funds	13,040,477	—	—		13,040,477

	$866,408,148	$505,698	$0	[b]	$866,913,846

Liabilities:
Futures Contracts[a]	$(162,165)	$—	$—		$(162,165)

Currency Hedged MSCI EAFE
Assets:
Exchange-Traded Funds	$3,763,777	$—	$—		$3,763,777
Forward Currency Contracts[a]	—	94,851	—		94,851

	$3,763,777	$94,851	$—		$3,858,628

Liabilities:
Forward Currency Contracts[a]	$—	$(37,477)	$—		$(37,477)

FTSE China
Assets:
Common Stocks	$29,788,062	$185,861	$—		$29,973,923
Rights	493	4,168	—		4,661
Money Market Funds	1,628,735	—	—		1,628,735

	$31,417,290	$190,029	$—		$31,607,319

Growth Allocation
Assets:
Investment Companies	$332,592,774	$—	$—		$332,592,774
Money Market Funds	17,698,143	—	—		17,698,143

	$350,290,917	$—	$—		$350,290,917

Moderate Allocation
Assets:
Investment Companies	$266,270,278	$—	$—		$266,270,278
Money Market Funds	56,562,694	—	—		56,562,694

	$322,832,972	$—	$—		$322,832,972

Morningstar Multi-Asset Income
Assets:
Investment Companies	$213,601,141	$—	$—		$213,601,141
Money Market Funds	55,975,381	—	—		55,975,381

	$269,576,522	$—	$—		$269,576,522

MSCI ACWI
Assets:
Common Stocks	$6,602,250,971	$857,306	$0	[b]	$6,603,108,277
Preferred Stocks	50,659,315	72,256	—		50,731,571
Rights	362,099	—	—		362,099
Money Market Funds	105,057,253	—	—		105,057,253

	$6,758,329,638	$929,562	$0	[b]	$6,759,259,200

MSCI ACWI ex U.S.
Assets:
Common Stocks	$1,649,488,671	$1,201,168	$305		$1,650,690,144

226

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

Preferred Stocks	26,654,917	22,752		—	26,677,669
Rights	205,104	—		—	205,104
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	24,774,701	—		—	24,774,701

	$1,701,123,393	$1,223,920		$305	$1,702,347,618

MSCI All Country Asia ex Japan
Assets:
Common Stocks	$2,700,845,089	$7,492,107		$—	$2,708,337,196
Preferred Stocks	23,939,462	—		—	23,939,462
Rights	7,283	89,908		—	97,191
Warrants	—	0	[b]	—	0	[b]
Money Market Funds	79,504,051	—		—	79,504,051

	$2,804,295,885	$7,582,015		$—	$2,811,877,900

MSCI All Country Asia ex Japan Small-Cap
Assets:
Common Stocks	$5,772,506	$39,830		$7,092	$5,819,428
Warrants	159	—		—	159
Money Market Funds	855,056	—		—	855,056

	$6,627,721	$39,830		$7,092	$6,674,643

MSCI All Country Asia Information Technology
Assets:
Common Stocks	$6,636,005	$—		$—	$6,636,005
Preferred Stocks	125,345	—		—	125,345
Money Market Funds	64,617	—		—	64,617

	$6,825,967	$—		$—	$6,825,967

MSCI Asia ex Japan Minimum Volatility
Assets:
Common Stocks	$5,217,931	$—		$—	$5,217,931
Preferred Stocks	41,032	—		—	41,032
Money Market Funds	3,982	—		—	3,982

	$5,262,945	$—		$—	$5,262,945

MSCI EAFE
Assets:
Common Stocks	$52,549,301,886	$—		$494	$52,549,302,380
Preferred Stocks	299,591,259	1,116,398		—	300,707,657
Rights	9,495,126	—		—	9,495,126
Money Market Funds	340,927,387	—		—	340,927,387
Futures Contracts[a]	2,498,692	—		—	2,498,692

	$53,201,814,350	$1,116,398		$494	$53,202,931,242

Liabilities:
Futures Contracts[a]	$(4,137,193)	$—		$—	$(4,137,193)

MSCI EAFE Growth
Assets:
Common Stocks	$1,613,413,672	$—		$—	$1,613,413,672
Preferred Stocks	5,131,390	68,379		—	5,199,769
Rights	43,072	—		—	43,072
Money Market Funds	18,783,262	—		—	18,783,262

	$1,637,371,396	$68,379		$—	$1,637,439,775

MSCI EAFE Minimum Volatility
Assets:
Common Stocks	$1,192,624,546	$—		$—	$1,192,624,546
Money Market Funds	14,779,838	—		—	14,779,838

	$1,207,404,384	$—		$—	$1,207,404,384

227

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total

MSCI EAFE Small-Cap
Assets:
Common Stocks	$3,494,261,213	$1,596,133	$43		$3,495,857,389
Preferred Stocks	8,574,240	—	0	[b]	8,574,240
Rights	2,078,374	—	5		2,078,379
Money Market Funds	245,478,504	—	—		245,478,504

	$3,750,392,331	$1,596,133	$48		$3,751,988,512

MSCI EAFE Value
Assets:
Common Stocks	$2,517,970,292	$—	$35		$2,517,970,327
Preferred Stocks	20,878,211	—	—		20,878,211
Rights	927,121	—	—		927,121
Money Market Funds	16,060,380	—	—		16,060,380

	$2,555,836,004	$—	$35		$2,555,836,039

MSCI Europe Financials
Assets:
Common Stocks	$407,294,389	$—	$0	[b]	$407,294,389
Rights	495,560	—	—		495,560
Money Market Funds	1,032,410	—	—		1,032,410

	$408,822,359	$—	$0	[b]	$408,822,359

MSCI Europe Minimum Volatility
Assets:
Common Stocks	$3,541,004	$—	$—		$3,541,004
Money Market Funds	581	—	—		581

	$3,541,585	$—	$—		$3,541,585

MSCI Europe Small-Cap
Assets:
Common Stocks	$35,509,458	$15,841	$2,582		$35,527,881
Preferred Stocks	210,151	—	—		210,151
Rights	38,803	—	0	[b]	38,803
Warrants	2	—	—		2
Money Market Funds	2,218,029	—	—		2,218,029

	$37,976,443	$15,841	$2,582		$37,994,866

MSCI Japan Minimum Volatility
Assets:
Common Stocks	$10,212,300	$—	$—		$10,212,300
Money Market Funds	789	—	—		789

	$10,213,089	$—	$—		$10,213,089

MSCI Kokusai
Assets:
Common Stocks	$487,165,272	$—	$0	[b]	$487,165,272
Preferred Stocks	1,137,737	4,408	—		1,142,145
Rights	37,262	—	—		37,262
Money Market Funds	9,238,200	—	—		9,238,200

	$497,578,471	$4,408	$0	[b]	$497,582,879

MSCI Qatar Capped
Assets:
Common Stocks	$39,580,757	$—	$—		$39,580,757
Money Market Funds	38,829	—	—		38,829

	$39,619,586	$—	$—		$39,619,586

MSCI UAE Capped
Assets:
Common Stocks	$45,429,460	$—	$—		$45,429,460
Rights	—	14,900	—		14,900
Money Market Funds	63,912	—	—		63,912

	$45,493,372	$14,900	$—		$45,508,272

228

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI USA Minimum Volatility
Assets:
Common Stocks	$3,261,860,226	$—	$—	$3,261,860,226
Money Market Funds	94,008,504	—	—	94,008,504

	$3,355,868,730	$—	$—	$3,355,868,730

MSCI USA Momentum Factor
Assets:
Common Stocks	$417,433,306	$—	$—	$417,433,306
Money Market Funds	1,553,212	—	—	1,553,212

	$418,986,518	$—	$—	$418,986,518

MSCI USA Quality Factor
Assets:
Common Stocks	$656,960,357	$—	$—	$656,960,357
Money Market Funds	5,486,766	—	—	5,486,766

	$662,447,123	$—	$—	$662,447,123

MSCI USA Size Factor
Assets:
Common Stocks	$200,361,335	$—	$—	$200,361,335
Money Market Funds	4,057,529	—	—	4,057,529

	$204,418,864	$—	$—	$204,418,864

MSCI USA Value Factor
Assets:
Common Stocks	$477,743,474	$—	$—	$477,743,474
Money Market Funds	4,449,269	—	—	4,449,269

	$482,192,743	$—	$—	$482,192,743

North American Natural Resources
Assets:
Common Stocks	$2,171,597,650	$—	$—	$2,171,597,650
Money Market Funds	53,474,839	—	—	53,474,839

	$2,225,072,489	$—	$—	$2,225,072,489

North American Tech
Assets:
Common Stocks	$741,460,216	$—	$—	$741,460,216
Money Market Funds	26,615,622	—	—	26,615,622

	$768,075,838	$—	$—	$768,075,838

North American Tech-Multimedia Networking
Assets:
Common Stocks	$245,419,614	$—	$—	$245,419,614
Money Market Funds	28,414,812	—	—	28,414,812

	$273,834,426	$—	$—	$273,834,426

North American Tech-Software
Assets:
Common Stocks	$1,124,633,432	$—	$—	$1,124,633,432
Money Market Funds	143,613,477	—	—	143,613,477

	$1,268,246,909	$—	$—	$1,268,246,909

PHLX Semiconductor
Assets:
Common Stocks	$539,872,415	$—	$—	$539,872,415
Money Market Funds	31,521,760	—	—	31,521,760

	$571,394,175	$—	$—	$571,394,175

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

229

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

The iShares MSCI All Country Asia ex Japan Small-Cap ETF had transfers from Level 2 to Level 1 during the period ended October 31, 2014 in the amount of $41,200, resulting from the resumption of trading after a temporary suspension.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of October 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Allocation	$282,873,161	$38,833,085	$(661,185)	$38,171,900
China Large-Cap	5,876,953,765	403,926,666	(468,583,030)	(64,656,364)
Conservative Allocation	209,358,919	10,417,775	(462,455)	9,955,320
Core MSCI EAFE	2,822,692,041	137,177,564	(141,975,580)	(4,798,016)
Core MSCI Europe	213,529,984	1,154,245	(13,596,839)	(12,442,594)
Core MSCI Pacific	224,551,804	2,600,879	(9,696,923)	(7,096,044)
Core MSCI Total International Stock	880,294,387	43,605,624	(56,986,165)	(13,380,541)
Currency Hedged MSCI EAFE	3,712,024	52,664	(911)	51,753
FTSE China	29,736,355	5,112,288	(3,241,324)	1,870,964
Growth Allocation	315,177,748	35,776,586	(663,417)	35,113,169
Moderate Allocation	303,100,147	20,047,899	(315,074)	19,732,825
Morningstar Multi-Asset Income	272,215,732	2,866,196	(5,505,406)	(2,639,210)
MSCI ACWI	5,871,327,157	1,129,342,561	(241,410,518)	887,932,043
MSCI ACWI ex U.S.	1,672,898,526	192,627,260	(163,178,168)	29,449,092
MSCI All Country Asia ex Japan	2,623,485,549	440,477,781	(252,085,430)	188,392,351
MSCI All Country Asia ex Japan Small-Cap	6,547,446	963,767	(836,570)	127,197
MSCI All Country Asia Information Technology	5,655,653	1,474,134	(303,820)	1,170,314
MSCI Asia ex Japan Minimum Volatility	5,108,932	311,635	(157,622)	154,013
MSCI EAFE	51,143,128,020	9,175,681,210	(7,118,376,680)	2,057,304,530
MSCI EAFE Growth	1,280,719,864	419,104,423	(62,384,512)	356,719,911
MSCI EAFE Minimum Volatility	1,154,489,662	95,492,264	(42,577,542)	52,914,722
MSCI EAFE Small-Cap	3,637,729,720	509,543,332	(395,284,540)	114,258,792
MSCI EAFE Value	2,508,433,613	263,917,002	(216,514,576)	47,402,426
MSCI Europe Financials	429,332,450	12,933,551	(33,443,642)	(20,510,091)
MSCI Europe Minimum Volatility	3,774,992	33,051	(266,458)	(233,407)
MSCI Europe Small-Cap	42,049,478	1,650,292	(5,704,904)	(4,054,612)
MSCI Japan Minimum Volatility	10,164,412	459,282	(410,605)	48,677
MSCI Kokusai	409,286,474	120,895,688	(32,599,283)	88,296,405
MSCI Qatar Capped	39,346,878	1,863,701	(1,590,993)	272,708
MSCI UAE Capped	51,535,648	485,326	(6,512,702)	(6,027,376)
MSCI USA Minimum Volatility	3,052,102,146	353,399,556	(49,632,972)	303,766,584
MSCI USA Momentum Factor	379,892,540	43,136,689	(4,042,711)	39,093,978
MSCI USA Quality Factor	601,230,652	68,476,219	(7,259,748)	61,216,471
MSCI USA Size Factor	179,189,837	26,957,080	(1,728,053)	25,229,027
MSCI USA Value Factor	450,352,737	35,074,006	(3,234,000)	31,840,006

230

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
North American Natural Resources	$2,263,668,334	$307,465,865	$(346,061,710)	$(38,595,845)
North American Tech	585,640,738	206,809,273	(24,374,173)	182,435,100
North American Tech-Multimedia Networking	281,301,963	23,473,801	(30,941,338)	(7,467,537)
North American Tech-Software	1,200,232,146	108,559,156	(40,544,393)	68,014,763
PHLX Semiconductor	570,222,732	19,095,070	(17,923,627)	1,171,443

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of October 31, 2014, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Morningstar Multi-Asset Income ETF and iShares Allocation ETFs are funds of funds that invest primarily in affiliated iShares funds.

231

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

The iShares Core MSCI Total International Stock ETF in order to improve its portfolio liquidity and its ability to track its underlying index may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

The iShares Currency Hedged MSCI EAFE ETF currently intends to seek to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended October 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Aggressive Allocation
iShares Cohen & Steers REIT ETF	117,329	7,021	—	124,350	$11,646,621	$78,022	$—
iShares Core S&P 500 ETF	411,398	24,612	—	436,010	88,505,670	390,733	—
iShares Core S&P Mid-Cap ETF	343,294	20,538	—	363,832	51,511,334	155,986	—
iShares Core S&P Small-Cap ETF	110,759	6,629	—	117,388	13,089,936	35,202	—
iShares Core U.S. Aggregate Bond Market ETF	217,150	12,992	—	230,142	25,334,031	128,871	—
iShares iBoxx $ High Yield Corporate Bond ETF	77,220	4,620	—	81,840	7,572,655	98,252	—
iShares MSCI EAFE ETF	872,583	52,206	—	924,789	59,140,257	—	—
iShares MSCI Emerging Markets ETF	502,296	30,051	—	532,347	22,438,426	—	—
iShares Short Treasury Bond ETF	31,575	1,890	—	33,465	3,690,186	18	—
iShares TIPS Bond ETF	39,918	2,387	—	42,305	4,783,849	22,065	—

					$287,712,965	$909,149	$—

Conservative Allocation
iShares Core S&P 500 ETF	136,072	9,808	—	145,880	$29,612,181	$130,500	$—
iShares Core S&P Small-Cap ETF	65,718	4,736	—	70,454	7,856,326	21,091	—
iShares Core S&P Mid-Cap ETF	25,330	1,824	—	27,154	3,844,463	11,622	—
iShares Core U.S. Aggregate Bond Market ETF	567,789	40,920	—	608,709	67,006,687	337,263	—
iShares iBoxx $ High Yield Corporate Bond ETF	128,020	9,224	—	137,244	12,699,187	163,031	—
iShares MSCI EAFE ETF	329,824	23,768	—	353,592	22,612,208	—	—
iShares MSCI Emerging Markets ETF	71,135	5,128	—	76,263	3,214,486	—	—
iShares Short Treasury Bond ETF	320,037	23,064	—	343,101	37,833,747	181	—
iShares TIPS Bond ETF	83,504	6,016	—	89,520	10,122,922	46,172	—

					$194,802,207	$709,860	$—

Core MSCI Total International Stock
iShares MSCI Russia Capped ETF	254,554	8,485	—	263,039	$4,440,098	$—	$—

Currency Hedged MSCI EAFE
iShares MSCI EAFE ETF	37,156	21,699	—	58,855	$3,763,777	$—	$—

232

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Growth Allocation
iShares Cohen & Steers REIT ETF	114,260	8,107	—	122,367	$11,460,893	$77,595	$—
iShares Core S&P 500 ETF	454,176	32,230	—	486,406	98,735,554	440,530	—
iShares Core S&P Mid-Cap ETF	166,255	11,803	—	178,058	25,209,452	77,150	—
iShares Core S&P Small-Cap ETF	159,290	11,308	—	170,598	19,023,383	51,702	—
iShares Core U.S. Aggregate Bond ETF	641,857	45,551	—	687,408	75,669,873	380,139	—
iShares iBoxx $ High Yield Corporate Bond ETF	159,987	11,352	—	171,339	15,853,998	203,112	—
iShares MSCI EAFE ETF	658,646	46,739	—	705,385	45,109,371	—	—
iShares MSCI Emerging Markets ETF	403,747	28,655	—	432,402	18,225,744	—	—
iShares Short Treasury Bond ETF	131,792	9,350	—	141,142	15,563,728	75	—
iShares TIPS Bond ETF	63,922	4,532	—	68,454	7,740,778	35,201	—

					$332,592,774	$1,265,504	$—

Moderate Allocation
iShares Cohen & Steers REIT	44,364	3,465	(315)	47,514	$4,450,161	$30,241	$1,747
iShares Core S&P 500	230,643	17,996	(1,636)	247,003	50,139,139	224,543	107,725
iShares Core S&P Mid-Cap	61,309	4,785	(435)	65,659	9,296,001	28,555	18,962
iShares Core S&P Small-Cap	124,317	9,702	(882)	133,137	14,846,107	40,500	32,536
iShares Core Total U.S. Bond Market	628,452	49,027	(4,457)	673,022	74,086,262	372,734	18,406
iShares iBoxx $ High Yield Corporate Bond	167,942	13,101	(1,191)	179,852	16,641,706	213,510	720
iShares MSCI EAFE	509,246	39,732	(3,612)	545,366	34,876,156	—	45,620
iShares MSCI Emerging Markets	261,245	20,383	(1,853)	279,775	11,792,516	—	8,227
iShares Short Treasury Bond	346,094	27,005	(2,455)	370,644	40,870,914	197	221
iShares TIPS Bond	76,559	5,973	(543)	81,989	9,271,316	42,169	2,997

					$266,270,278	$952,449	$237,161

Morningstar Multi-Asset Income
iShares 10+ Year Credit Bond ETF	143,574	37,240	(3,054)	177,760	$10,806,919	$95,782	$869
iShares 10-20 Year Treasury Bond ETF	66,657	17,348	(1,527)	82,478	10,922,562	51,465	1,044
iShares 20+ Year Treasury Bond ETF	229,608	58,554	(10,936)	277,226	33,059,201	203,564	(55,294)
iShares Core High Dividend ETF	326,566	74,214	(63,212)	337,568	25,867,836	184,006	60,776
iShares Emerging Markets Local Currency Bond ETF	335,274	98,170	(4,879)	428,565	20,806,831	123,184	(211)
iShares iBoxx $ High Yield Corporate Bond ETF	362,375	103,503	(5,287)	460,591	42,618,485	483,314	(3,834)
iShares iBoxx $ Investment Grade Corporate Bond ETF	72,219	19,311	(1,035)	90,495	10,799,673	77,247	(603)
iShares International Developed Real Estate ETF	271,778	70,540	(7,190)	335,128	10,492,857	53,782	(2,629)
iShares International Select Dividend ETF	260,133	208,717	(4,501)	464,349	16,753,712	120,498	(5,512)
iShares J.P. Morgan USD Emerging Markets Bond ETF	2,052,791	534,305	(42,790)	2,544,306	31,473,065	683,219	(71,919)

					$213,601,141	$2,076,061	$(77,313)

233

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI ACWI
BlackRock Inc.	14,368	2,117	—	16,485	$5,623,198	$30,865	$—
PNC Financial Services Group Inc. (The)	95,964	14,308	—	110,272	9,526,398	51,708	—

					$15,149,596	$82,573	$—

MSCI Kokusai
BlackRock Inc.	2,205	—	—	2,205	$752,148	$4,256	$—
PNC Financial Services Group Inc. (The)	8,865	—	—	8,865	765,847	4,255	—

					$1,517,995	$8,511	$—

MSCI USA Size Factor
BlackRock Inc.	629	300	(10)	919	$313,480	$1,330	$(27)
PNC Financial Services Group Inc. (The)	2,429	1,120	—	3,549	306,598	1,462	—

					$620,078	$2,792	$(27)

MSCI USA Value Factor
BlackRock Inc.	937	1,813	(18)	2,732	$931,912	$1,913	$1,267
PNC Financial Services Group Inc. (The)	9,159	17,847	(181)	26,825	2,317,412	9,462	4,071

					$3,249,324	$11,375	$5,338

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

234

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: December 23, 2014

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: December 23, 2014